UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2011 to May 31, 2012

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

May 31, 2012

Ultra ProShares

Ultra MarketCap

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

SSO  Ultra S&P500®

UWC  Ultra Russell3000

MVV  Ultra MidCap400

SAA  Ultra SmallCap600

UWM  Ultra Russell2000

TQQQ  UltraPro QQQ®

UDOW  UltraPro Dow30SM

UPRO  UltraPro S&P500®

UMDD  UltraPro MidCap400

URTY  UltraPro Russell2000

Ultra Style

UVG  Ultra Russell1000 Value

UKF  Ultra Russell1000 Growth

UVU  Ultra Russell MidCap Value

UKW  Ultra Russell MidCap Growth

UVT  Ultra Russell2000 Value

UKK  Ultra Russell2000 Growth

Ultra Sector

UYM  Ultra Basic Materials

BIB  Ultra Nasdaq Biotechnology

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

RXL  Ultra Health Care

UXI  Ultra Industrials

DIG  Ultra Oil & Gas

URE  Ultra Real Estate

KRU  Ultra KBW Regional Banking

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

UPV  Ultra MSCI Europe

UXJ  Ultra MSCI Pacific ex-Japan

UBR  Ultra MSCI Brazil

XPP  Ultra FTSE China 25

EZJ  Ultra MSCI Japan

UMX  Ultra MSCI Mexico Investable Market

Ultra Fixed-Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

UJB  Ultra High Yield

IGU  Ultra Investment Grade Corporate

Short ProShares

Short MarketCap

PSQ  Short QQQ®

DOG  Short Dow30SM

SH  Short S&P500®

MYY  Short MidCap400

SBB  Short SmallCap600

RWM  Short Russell2000

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

SDS  UltraShort S&P500®

TWQ  UltraShort Russell3000

MZZ  UltraShort MidCap400

SDD  UltraShort SmallCap600

TWM  UltraShort Russell2000

SQQQ  UltraPro Short QQQ®

SDOW  UltraPro Short Dow30SM

SPXU  UltraPro Short S&P500®

SMDD  UltraPro Short MidCap400

SRTY  UltraPro Short Russell2000

Short Style

SJF  UltraShort Russell1000 Value

SFK  UltraShort Russell1000 Growth

SJL  UltraShort Russell MidCap Value

SDK  UltraShort Russell MidCap Growth

SJH  UltraShort Russell2000 Value

SKK  UltraShort Russell2000 Growth

Short Sector

SBM  Short Basic Materials

SEF  Short Financials

DDG  Short Oil & Gas

REK  Short Real Estate

KRS  Short KBW Regional Banking

SMN  UltraShort Basic Materials

BIS  UltraShort Nasdaq Biotechnology

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

DUG  UltraShort Oil & Gas

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

TLL  UltraShort Telecommunications

SDP  UltraShort Utilities

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

YXI  Short FTSE China 25

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort MSCI Europe

JPX  UltraShort MSCI Pacific ex-Japan

BZQ  UltraShort MSCI Brazil

FXP  UltraShort FTSE China 25

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico Investable Market

Short Fixed-Income

TBX  Short 7-10 Year Treasury

TBF  Short 20+ Year Treasury

SJB  Short High Yield

IGS  Short Investment Grade Corporate

TBZ  UltraShort 3-7 Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

TPS  UltraShort TIPS

TTT  UltraPro Short 20+ Year Treasury

Alpha ProShares

CSM  Credit Suisse 130/30

HDG  Hedge Replication ETF

RALS  RAFI® Long/Short

Specialty ProShares

GGOV  German Sovereign /
Sub-Sovereign ETF

COBO  USD Covered Bond

RINF  30 Year TIPS/TSY Spread

UINF  UltraPro 10 Year TIPS/TSY Spread

FINF  Short 30 Year TIPS/TSY Spread

SINF  UltraPro Short 10 Year TIPS/
TSY Spread

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

Table of Contents

I	Shareholder Letter

II	Management Discussion of Fund Performance

CXXI	Expense Examples

1	Schedule of Portfolio Investments

2	Ultra MarketCap ProShares

34	Ultra Style ProShares

47	Ultra Sector ProShares

81	Ultra International ProShares

89	Ultra Fixed-Income ProShares

95	Short MarketCap ProShares

113	Short Style ProShares

119	Short Sector ProShares

137	Short International ProShares

148	Short Fixed-Income ProShares

157	Alpha ProShares

164	Specialty ProShares

172	Statements of Assets and Liabilities

193	Statements of Operations

214	Statements of Changes in Net Assets

252	Financial Highlights

294	Notes to Financial Statements

339	Report of Independent Registered Public Accounting Firm

340	Board Approval of Investment Advisory Agreement

342	Proxy Voting & Quarterly Portfolio Holdings Information

343	Trustees and Officers of ProShares Trust

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Dear Shareholder:

I am pleased to present the ProShares Trust Annual Report for the 12 months ended May 31, 2012.

Stock Markets Falter, Bond Markets Continue to Rise

U.S. equity markets were mostly down for the 12-month period, as continuing concerns about Greece and Europe led investors to flee for the safety of U.S. Treasurys. Large-cap stocks, as measured by the S&P 500®, were down 0.4% — propped up by blue-chip stocks, which rose 1.4%, as measured by the Dow Jones Industrial AverageSM. Small- and mid-cap stocks declined more sharply than large caps, with the Russell 2000® Index down 8.9% and the S&P MidCap 400® Index down 6.1%.

Foreign equity markets were battered because of Europe's debt woes, raising concerns about a global economic slowdown. The MSCI All Country World ex US Index was down 22.9% for the 12 months ended May 31, 2012, while the MSCI Emerging Markets Index declined 20.1% and the MSCI Europe Index fell 23.6%. Japan was a bit more resilient than Europe and emerging markets, with the MSCI Japan Index down 10.3%.

U.S. fixed income markets rose, with the Barclays U.S. Aggregate Bond Index® gaining 7.1%. U.S. Treasurys delivered remarkable returns, as measured by the Ryan Labs Treasury 10 Year Index and the Ryan Labs Treasury 30 Year Index, which were up 17.3% and 38.0%, respectively. High grade corporate credit markets also performed well, with the Markit iBoxx® $ Liquid Investment Grade Index up 9.3%. Returns for the high yield market were much lower — up only 3.8% — because of losses in the June through November 2011 period.

Industry Sectors Mixed

Industry-sector performance was mixed during the 12-month period, with four out of 10 Dow Jones U.S. Industry IndexesSM declining and the other six rising. Most cyclical sectors (sectors sensitive to economic fluctuations) were down, with the worst performance coming from basic materials, which fell 20.4%. Defensive sectors (sectors of the economy that tend to be more stable) were the best performers, with the most stable — the utilities sector — up 8.8%.

ProShares Lineup Continues to Grow

During the period, ProShares continued to expand its lineup of ETFs, introducing a number of firsts. These include the first covered bond ETF, the first German sovereign / sub-sovereign bond ETF, and the first breakeven inflation ETFs in the United States. We also introduced a new hedge replication ETF and expanded our lineup of geared long-term Treasury ETFs, launching a 3x inverse fund.

Our innovative array of ETFs provides investors advanced investment strategies to help manage risk and potentially enhance returns. To learn more, please visit us at ProShares.com.

We appreciate your trust and confidence in ProShares.

Sincerely,

Michael Sapir

Chairman of the Board of Trustees

ProShares Trust

proshares.com :: I

Management Discussion
of Fund Performance

II :: ProShares Trust :: Management Discussion of Fund Performance :: May 31, 2012 (Unaudited)

Investment Strategies and Techniques:

One hundred and seven (107) ProShares ETFs were in existence for the entire period covered by this annual report. Eight (8) ETFs were launched during this period (each ProShares ETF, a "Fund" and, collectively, the "Funds").

Each of the ProShares Credit Suisse 130/30, ProShares Hedge Replication ETF, ProShares RAFI Long/Short, ProShares USD Covered Bond, ProShares German Sovereign / Sub-Sovereign ETF and ProShares 30 Year TIPS/TSY Spread (each a "Matching ProShares Fund" and, collectively, the "Matching ProShares Funds") is designed to match, before fees and expenses, the performance of its underlying index both on a single day and over time.

All other ProShares are "geared" funds in the sense that each seeks daily investment results that, before fees and expenses, correspond to a multiple, the inverse or an inverse multiple of the daily performance of an underlying index (the term "index" as used herein includes the Merrill Lynch Factor Model-Exchange Series benchmark). This means such Funds seek investment results for a single day only, measured from one Net Asset Value ("NAV") calculation to the next, and not for longer periods. The return of such a Fund for a period longer than a single trading day will be the result of each day's returns compounded over the period, which will very likely differ from the Fund's stated leveraged, inverse, or inverse leveraged multiple times the return of the index for that period. In periods of higher market volatility, the volatility of the index may be at least as important to the Fund's return for the period as the return of the index.

ProShare Advisors LLC ("PSA"), the Funds' investment adviser, uses a mathematical approach in seeking to achieve the investment objective of each Fund. Using this approach, PSA determines the type, quantity and mix of investment positions that a Fund should hold to simulate on a daily basis the performance of its index.

PSA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company, other than for cash management purposes. In addition, PSA does not conduct conventional research or analysis (other than determining counterparty creditworthiness); forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds, other than the ProShares USD Covered Bond and ProShares German Sovereign / Sub-Sovereign ETF, use investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments ("derivatives"). The use of these techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index, including counterparty risk on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk and increased correlation risk. If a counterparty becomes bankrupt, or otherwise fails to perform on its obligations, the value of your investment in the Fund may decline. The Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. In addition, when a Fund uses derivatives, there may be imperfect correlation between the reference asset(s) and the derivative, which may prevent the Fund from achieving its invest objective. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund's return.

Factors that Materially Affected the Performance of Each Fund during the Year:

Primary factors affecting Fund performance include the following: the total return of the securities comprising the Fund's index; the volatility of the Fund's index; financing rates paid or earned by the Fund associated with cash and, in certain cases, derivative positions; and fees, expenses, and transaction costs.

•  Index Performance: The performance of each Fund's index and, in turn, the factors and market conditions affecting that index are principal factors driving Fund performance.

•  Compounding of Daily Returns and Volatility: Geared Funds are designed to provide a multiple, the inverse or an inverse multiple of index returns for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the index return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on geared funds. In general, during periods of higher index volatility, compounding will cause results for periods longer than a single day to be more or less than the multiple, inverse or inverse multiple, as applicable, of the return of the index. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower index volatility (particularly when combined with higher index returns), fund returns over longer periods can be higher than the multiple, inverse or inverse multiple, as applicable, of the return of the index. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) the index's performance; b) the index's volatility; c) period of time; d) financing rates associated with the use of derivatives; e) other Fund expenses; and f) interest and dividends paid with respect to the securities in the index. Longer holding periods, higher index volatility, inverse exposure and/or greater leverage each exacerbate the impact of compounding on a Fund's performance. During periods of higher index volatility, the volatility of an index may affect a Fund's return as much as or more than the return of its index.

  Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 for the year ended May 31, 2012, was 23.3%, which was higher than the prior year's volatility of 15.3%. The volatility of each index is shown below.

May 31, 2012 (Unaudited) :: ProShares Trust :: Management Discussion of Fund Performance :: III

Underlying Index	One Year Index Volatility or Since Inception of the Funds*
KBW Regional Banking IndexSM	38.9%
Russell 2000® Growth Index	33.5%
Dow Jones U.S. Basic MaterialsSM Index	33.1%
Russell 2000® Index	32.9%
Russell 2000® Value Index	32.5%
Dow Jones U.S. FinancialsSM Index	32.4%
S&P SmallCap 600TM Index	31.7%
FTSE China 25 Index®	31.5%
MSCI Brazil Index®	31.4%
MSCI Europe Index®	30.1%
Dow Jones U.S. Oil & GasSM Index	29.8%
Dow Jones U.S. SemiconductorsSM Index	29.1%
S&P MidCap 400TM Index	28.7%
Dow Jones U.S. Real EstateSM Index	28.4%
Russell Midcap® Growth Index	27.5%
MSCI Mexico Investable Market Index®.	27.5%
Dow Jones U.S. IndustrialsSM Index	27.3%
Dow Jones U.S. Select TelecommunicationsSM Index	27.1%
NASDAQ Biotechnology Index®	26.5%
Russell Midcap® Value Index	26.3%
MSCI Pacific ex-Japan Index®	25.3%
Russell 1000® Value Index	24.6%
Russell 3000® Index	24.3%
Dow Jones U.S. TechnologySM Index	24.1%
NASDAQ-100® Index	23.7%
Credit Suisse 130/30 Large Cap Index	23.4%
MSCI EAFE Index®	23.3%
Russell 1000® Growth Index	23.3%
S&P 500® Index	23.3%
MSCI Emerging Markets Index®	22.2%
Dow Jones U.S. Consumer ServicesSM Index	22.0%
Dow Jones Industrial AverageSM (DJIA) Index	20.7%
Barclays Capital U.S. 20+ Year Treasury Bond Index	20.0%
Dow Jones U.S. Health CareSM Index	19.5%
MSCI Japan Index®	17.9%
Dow Jones U.S. Consumer GoodsSM Index	17.8%
Dow Jones U.S. UtilitiesSM Index	16.6%
Barclays Capital U.S. 20+ Year Treasury Bond Index — For UltraPro Short 20+ Year Treasury*	13.2%
Dow Jones Credit Suisse 30-Year Inflation Breakeven Index*	10.8%
Markit iBoxx® $ Liquid Investment Grade Index	10.2%
Markit iBoxx® EUR Germany Sovereign & Sub-Sovereign Liquid Index*	8.3%
Barclays Capital U.S. 7-10 Year Treasury Bond Index	7.5%
Merrill Lynch Factor Model® — Exchange Series*	7.5%
Markit iBoxx® $ Liquid High Yield Index	6.8%
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	6.3%
RAFI® U.S. Equity Long/Short Index	5.3%
Dow Jones Credit Suisse 10-Year Inflation Breakeven Index*	4.0%
Barclays Capital U.S. 3-7 Year Treasury Bond Index	3.5%
BNP Paribas Diversified USD Covered Bond IndexTM*	1.1%

IV :: ProShares Trust :: Management Discussion of Fund Performance :: May 31, 2012 (Unaudited)

•  Financing Rates Associated with Derivatives Positions: The performance of Funds that use derivatives to obtain exposure or leveraged exposure (i.e., certain Matching ProShares Funds, Ultra (2x) ProShares Funds and UltraPro (3x) ProShares Funds) to an index was generally negatively impacted by financing costs associated with derivatives. The performance of Funds that use derivatives to obtain inverse exposure or inverse leveraged exposure (i.e., Short (–1x) ProShares Funds, UltraShort (–2x) ProShares Funds and UltraPro Short (–3x) ProShares Funds) to an index generally benefited from financing costs (paid to the Fund by the counterparty) associated with the use of derivatives; albeit certain of such Funds (primarily those benchmarked to International, Corporate Fixed Income and Treasury indexes were negatively impacted due to unfavorable financing rates). The performance impact associated with obtaining such exposure varied over the period. One-week LIBOR (the most common benchmark financing rate for the Funds) was 0.16% at the beginning of the period and increased to 0.19% at the end of the period. Each Fund that uses derivatives to obtain exposure or leveraged exposure to an index essentially pays one and two times this rate plus a spread, while each Fund that uses derivatives to obtain inverse exposure or inverse leveraged exposure to an index essentially receives two times (for Short (–1x) ProShares Funds), three times (for UltraShort (–2x) ProShares Funds) or four times (for UltraPro Short (–3x) ProShares Funds) this rate plus a spread.

  Stock Dividends and Bond Yields: The performance of Funds with an investment objective to match or provide a multiple of the daily performance of an underlying index was positively impacted by capturing the dividend or income yield associated with the underlying index (or a multiple thereof, as applicable). The performance of Funds with an investment objective to provide an inverse or inverse multiple of the daily performance of an underlying index was negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the index.

•  Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Daily repositioning of each Fund's portfolio to maintain exposure consistent with its investment objective, high levels of shareholder creation and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Funds whose indexes are more volatile, have a larger daily multiple, have an inverse multiple and for Funds that are benchmarked to indexes that are comparatively less liquid than other Funds' indexes.

May 31, 2012 (Unaudited) :: ProShares Trust :: Management Discussion of Fund Performance :: V

  Ultra QQQ®  QLD

ProShares Ultra QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 7.87%1. For the same period, the Index had a total return of 7.56%2 and a volatility of 23.73%. For the period, the Fund had an average daily volume of 8,113,718 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra QQQ® from June 19, 2006 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra QQQ®	7.87%	2.08%	8.17%
NASDAQ-100 Index	7.56%	6.31%	9.31%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra QQQ®	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	118%
Futures Contracts	18%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	12.3%
Microsoft Corp.	5.6%
Google, Inc., Class A	3.4%
Oracle Corp.	3.0%
Intel Corp.	2.9%

NASDAQ-100 Index – Composition

% of Index
Technology	53.3%
Communications	24.8%
Consumer, Non-Cyclical	12.9%
Consumer, Cyclical	7.2%
Industrials	1.3%
Basic Materials	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

VI :: ProShares Trust :: Management Discussion of Fund Performance

  DDM  Ultra Dow30SM

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –3.12%1. For the same period, the Index had a total return of 1.35%2 and a volatility of 20.67%. For the period, the Fund had an average daily volume of 1,301,282 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Dow30SM from June 19, 2006 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra Dow30SM	-3.12%	-6.59%	1.20%
Dow Jones Industrial Average Index	1.35%	0.89%	4.92%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Dow30SM	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	39%
Swap Agreements	150%
Futures Contracts	11%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	4.7%
Chevron Corp.	2.4%
McDonald's Corp.	2.2%
Caterpillar, Inc.	2.1%
3M Co.	2.0%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	20.5%
Consumer, Non-cyclical	18.1%
Technology	16.5%
Consumer, Cyclical	12.5%
Energy	10.8%
Financials	9.7%
Communications	8.4%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: VII

  Ultra S&P500®  SSO

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –7.35%1. For the same period, the Index had a total return of –0.41%2 and a volatility of 23.25%. For the period, the Fund had an average daily volume of 14,635,772 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra S&P500® from June 19, 2006 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra S&P500®	-7.35%	-10.88%	-3.13%
S&P 500 Index	-0.41%	-0.92%	3.11%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra S&P500®	0.92%	0.92%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	120%
Futures Contracts	7%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.3%
Exxon Mobil Corp.	2.3%
International Business Machines Corp.	1.4%
Microsoft Corp.	1.3%
AT&T, Inc.	1.3%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.4%
Technology	15.3%
Financials	14.2%
Energy	10.7%
Communications	10.7%
Industrials	10.6%
Consumer, Cyclical	9.3%
Utilities	3.6%
Basic Materials	3.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

VIII :: ProShares Trust :: Management Discussion of Fund Performance

  UWC  Ultra Russell3000

ProShares Ultra Russell3000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 3000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –10.75%1. For the same period, the Index had a total return of –1.87%2 and a volatility of 24.34%. For the period, the Fund had an average daily volume of 1,183 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell3000 from June 30, 2009 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (6/30/09)
ProShares Ultra Russell3000	-10.75%	26.74%
Russell 3000 Index	-1.87%	15.69%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell3000	3.70%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	18%
Swap Agreements	182%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	0.7%
Exxon Mobil Corp.	0.5%
International Business Machines Corp.	0.3%
Microsoft Corp.	0.3%
General Electric Co.	0.2%

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.7%
Financials	15.4%
Technology	14.2%
Industrials	11.1%
Consumer, Cyclical	10.4%
Communications	10.2%
Energy	9.8%
Utilities	3.7%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: IX

  Ultra MidCap400  MVV

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400TM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –20.20%1. For the same period, the Index had a total return of –6.09%2 and a volatility of 28.72%. For the period, the Fund had an average daily volume of 282,020 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MidCap400 from June 19, 2006 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra MidCap400	-20.20%	-8.00%	-0.22%
S&P MidCap 400 Index	-6.09%	1.72%	5.64%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MidCap400	1.07%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	129%
Futures Contracts	4%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.8%
Monster Beverage Corp.	0.7%
Regeneron Pharmaceuticals, Inc.	0.6%
AMETEK, Inc.	0.5%
Equinix, Inc.	0.5%

S&P MidCap 400 Index – Composition

% of Index
Financials	21.2%
Consumer, Non-cyclical	19.4%
Industrials	18.3%
Consumer, Cyclical	13.7%
Technology	8.7%
Utilities	5.1%
Energy	4.9%
Communications	4.6%
Basic Materials	4.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

X :: ProShares Trust :: Management Discussion of Fund Performance

  SAA  Ultra SmallCap600

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P SmallCap 600TM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –18.33%1. For the same period, the Index had a total return of –4.40%2 and a volatility of 31.66%. For the period, the Fund had an average daily volume of 22,174 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra SmallCap600 from January 23, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares Ultra SmallCap600	-18.33%	-10.61%	-7.12%
S&P SmallCap 600 Index	-4.40%	0.67%	2.48%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra SmallCap600	1.32%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	132%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Kilroy Realty Corp.	0.5%
Salix Pharmaceuticals Ltd.	0.4%
Extra Space Storage, Inc.	0.4%
Tanger Factory Outlet Centers	0.4%
Mid-America Apartment Communities, Inc.	0.4%

S&P SmallCap 600 Index – Composition

% of Index
Financials	19.7%
Industrials	18.3%
Consumer, Non-cyclical	18.1%
Consumer, Cyclical	16.7%
Technology	10.5%
Communications	4.8%
Utilities	4.3%
Energy	3.8%
Basic Materials	3.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XI

  Ultra Russell2000  UWM

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –25.98%1. For the same period, the Index had a total return of –8.88%2 and volatility of 32.86%. For the period, the Fund had an average daily volume of 2,569,928 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell2000 from January 23, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares Ultra Russell2000	-25.98%	-13.79%	-10.79%
Russell 2000 Index	-8.88%	-0.73%	0.81%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell2000	1.19%	0.98%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	137%
Futures Contracts	3%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Campus Communities, Inc.	0.2%
Kilroy Realty Corp.	0.2%
Salix Pharmaceuticals Ltd.	0.2%
Extra Space Storage, Inc.	0.2%
Clean Harbors, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	23.2%
Consumer, Non-cyclical	20.8%
Consumer, Cyclical	14.9%
Industrials	14.0%
Technology	9.4%
Communications	5.8%
Energy	4.9%
Utilities	3.5%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XII :: ProShares Trust :: Management Discussion of Fund Performance

  TQQQ  UltraPro QQQ®

ProShares UltraPro QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 3.18%1. For the same period, the Index had a total return of 7.56%2 and a volatility of 23.73%. For the period, the Fund had an average daily volume of 2,012,755 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro QQQ® from February 9, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro QQQ®	3.18%	42.89%
NASDAQ-100 Index	7.56%	18.19%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro QQQ®	1.15%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	205%
Futures Contracts	13%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	15.8%
Microsoft Corp.	7.2%
Google, Inc., Class A	4.4%
Oracle Corp.	3.9%
Intel Corp.	3.8%

NASDAQ-100 Index – Composition

% of Index
Technology	53.3%
Communications	24.8%
Consumer, Non-Cyclical	12.9%
Consumer, Cyclical	7.2%
Industrial	1.3%
Basic Materials	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XIII

  UltraPro Dow30SM  UDOW

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –10.46%1. For the same period, the Index had a total return of 1.35%2 and volatility of 20.67%. For the period, the Fund had an average daily volume of 444,836 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Dow30SM from February 9, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Dow30SM	-10.46%	27.23%
Dow Jones Industrial Average Index	1.35%	12.50%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Dow30SM	1.32%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	19%
Swap Agreements	270%
Futures Contracts	11%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	2.2%
Chevron Corp.	1.1%
McDonald's Corp.	1.0%
Caterpillar, Inc.	1.0%
3M Co.	1.0%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	20.5%
Consumer, Non-cyclical	18.1%
Technology	16.5%
Consumer, Cyclical	12.5%
Energy	10.8%
Financials	9.7%
Communications	8.4%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XIV :: ProShares Trust :: Management Discussion of Fund Performance

  UPRO  UltraPro S&P500®

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –17.80%1. For the same period, the Index had a total return of –0.41%2 and a volatility of 23.25%. For the period, the Fund had an average daily volume of 3,372,022 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro S&P500® from June 23, 2009 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (6/23/09)
ProShares UltraPro S&P500®	-17.80%	38.04%
S&P 500 Index	-0.41%	16.23%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro S&P500®	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	196%
Futures Contracts	22%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.7%
Exxon Mobil Corp.	2.6%
International Business Machines Corp.	1.5%
Microsoft Corp.	1.5%
AT&T, Inc.	1.4%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.4%
Technology	15.3%
Financials	14.2%
Energy	10.7%
Communications	10.7%
Industrials	10.6%
Consumer, Cyclical	9.3%
Utilities	3.6%
Basic Materials	3.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XV

  UltraPro MidCap400  UMDD

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400TM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –36.99%1. For the same period, the Index had a total return of –6.09%2 and a volatility of 28.72%. For the period, the Fund had an average daily volume of 91,223 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro MidCap400 from February 9, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro MidCap400	-36.99%	23.49%
S&P MidCap 400 Index	-6.09%	14.42%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro MidCap400	1.27%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	230%
Futures Contracts	12%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.7%
Monster Beverage Corp.	0.6%
Regeneron Pharmaceuticals, Inc.	0.5%
AMETEK, Inc.	0.4%
Equinix, Inc.	0.4%

S&P MidCap 400 Index – Composition

% of Index
Financials	21.2%
Consumer, Non-cyclical	19.4%
Industrials	18.3%
Consumer, Cyclical	13.7%
Technology	8.7%
Utilities	5.1%
Energy	4.9%
Communications	4.6%
Basic Materials	4.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XVI :: ProShares Trust :: Management Discussion of Fund Performance

  URTY  UltraPro Russell2000

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –45.84%1. For the same period, the Index had a total return of –8.88%2 and a volatility of 32.86%. For the period, the Fund had an average daily volume of 645,904 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Russell2000 from February 9, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Russell2000	-45.84%	12.76%
Russell 2000 Index	-8.88%	12.77%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Russell2000	1.57%	0.98%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	214%
Futures Contracts	19%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Campus Communities, Inc.	0.2%
Kilroy Realty Corp.	0.2%
Salix Pharmaceuticals Ltd.	0.2%
Extra Space Storage, Inc.	0.2%
Clean Harbors, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	23.2%
Consumer, Non-cyclical	20.8%
Consumer, Cyclical	14.9%
Industrials	14.0%
Technology	9.4%
Communications	5.8%
Energy	4.9%
Utilities	3.5%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XVII

  Ultra Russell1000 Value  UVG

ProShares Ultra Russell1000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 1000® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –14.45%1. For the same period, the Index had a total return of –3.88%2 and a volatility of 24.56%. For the period, the Fund had an average daily volume of 2,172 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell1000 Value from February 20, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell1000 Value	-14.45%	-16.67%	-14.56%
Russell 1000 Value Index	-3.88%	-3.59%	-2.45%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell1000 Value	1.94%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	147%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	1.6%
AT&T, Inc.	1.6%
Chevron Corp.	1.5%
Pfizer, Inc.	1.3%
Procter & Gamble Co. (The)	1.3%

Russell 1000 Value Index – Composition

% of Index
Financials	25.7%
Consumer, Non-cyclical	20.3%
Communications	11.9%
Energy	11.0%
Industrials	9.7%
Utilities	7.5%
Consumer, Cyclical	7.0%
Technology	4.6%
Basic Materials	2.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XVIII :: ProShares Trust :: Management Discussion of Fund Performance

  UKF  Ultra Russell1000 Growth

ProShares Ultra Russell1000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 1000® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –3.99%1. For the same period, the Index had a total return of 1.49%2 and a volatility of 23.25%. For the period, the Fund had an average daily volume of 3,631 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell1000 Growth from February 20, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell1000 Growth	-3.99%	-4.75%	-3.05%
Russell 1000 Growth Index	1.49%	2.01%	2.89%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell1000 Growth	1.84%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	49%
Swap Agreements	151%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.9%
Exxon Mobil Corp.	2.0%
International Business Machines Corp.	1.7%
Microsoft Corp.	1.6%
Coca-Cola Co. (The)	1.1%

Russell 1000 Growth
Index – Composition

% of Index
Technology	24.2%
Consumer, Non-cyclical	23.2%
Consumer, Cyclical	12.9%
Industrials	12.0%
Energy	9.5%
Communications	9.2%
Basic Materials	4.8%
Financials	4.1%
Utilities	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XIX

  Ultra Russell MidCap Value  UVU

ProShares Ultra Russell MidCap Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell Midcap® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –19.62%1. For the same period, the Index had a total return of –6.36%2 and a volatility of 26.26%. For the period, the Fund had an average daily volume of 4,164 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell MidCap Value from February 20, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell MidCap Value	-19.62%	-13.64%	-11.84%
Russell Midcap Value Index	-6.36%	-1.41%	-0.49%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell MidCap Value	2.82%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	37%
Swap Agreements	163%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Spectra Energy Corp.	0.4%
Consolidated Edison, Inc.	0.3%
Marsh & McLennan Cos., Inc.	0.3%
Lorillard, Inc.	0.3%
Equity Residential	0.3%

Russell Midcap Value
Index – Composition

% of Index
Financials	32.5%
Consumer, Non-cyclical	14.8%
Utilities	13.5%
Consumer, Cyclical	10.6%
Industrials	10.6%
Energy	5.8%
Technology	5.2%
Communications	3.4%
Basic Materials	3.4%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XX :: ProShares Trust :: Management Discussion of Fund Performance

  UKW  Ultra Russell MidCap Growth

ProShares Ultra Russell MidCap Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell Midcap® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –20.10%1. For the same period, the Index had a total return of –6.31%2 and a volatility of 27.50%. For the period, the Fund had an average daily volume of 7,533 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell MidCap Growth from February 20, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell MidCap Growth	-20.10%	-8.65%	-6.71%
Russell Midcap Growth Index	-6.31%	1.17%	2.15%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell MidCap Growth	2.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	37%
Swap Agreements	163%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intuitive Surgical, Inc.	0.4%
Ecolab, Inc.	0.4%
Intuit, Inc.	0.3%
Bed Bath & Beyond, Inc.	0.3%
Alexion Pharmaceuticals, Inc.	0.3%

Russell Midcap Growth
Index – Composition

% of Index
Consumer, Non-cyclical	22.8%
Consumer, Cyclical	18.2%
Industrials	15.1%
Technology	13.2%
Communications	9.3%
Energy	7.6%
Basic Materials	7.4%
Financials	6.2%
Utilities	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXI

  Ultra Russell2000 Value  UVT

ProShares Ultra Russell2000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –25.47%1. For the same period, the Index had a total return of –8.28%2 and a volatility of 32.46%. For the period, the Fund had an average daily volume of 9,330 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell2000 Value from February 20, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell2000 Value	-25.47%	-17.36%	-16.36%
Russell 2000 Value Index	-8.28%	-2.44%	-1.98%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell2000 Value	1.74%	1.01%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	42%
Swap Agreements	158%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
BioMed Realty Trust, Inc.	0.2%
National Retail Properties, Inc.	0.2%
Hatteras Financial Corp.	0.2%
MFA Financial, Inc.	0.2%
ProAssurance Corp.	0.2%

Russell 2000 Value Index – Composition

% of Index
Financials	38.2%
Industrials	13.2%
Consumer, Cyclical	12.6%
Consumer, Non-cyclical	12.2%
Utilities	6.9%
Technology	5.3%
Communications	4.5%
Basic Materials	3.8%
Energy	3.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXII :: ProShares Trust :: Management Discussion of Fund Performance

  UKK  Ultra Russell2000 Growth

ProShares Ultra Russell2000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –27.80%1. For the same period, the Index had a total return of –9.46%2 and a volatility of 33.52%. For the period, the Fund had an average daily volume of 15,471 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell2000 Growth from February 20, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell2000 Growth	-27.80%	-10.53%	-9.04%
Russell 2000 Growth Index	-9.46%	0.85%	1.58%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell2000 Growth	1.54%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	31%
Swap Agreements	169%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Salix Pharmaceuticals Ltd.	0.2%
Clean Harbors, Inc.	0.2%
Onyx Pharmaceuticals, Inc.	0.2%
Home Properties, Inc.	0.2%
Jack Henry & Associates, Inc.	0.2%

Russell 2000 Growth
Index – Composition

% of Index
Consumer, Non-cyclical	29.4%
Consumer, Cyclical	17.1%
Industrials	14.9%
Technology	13.5%
Financials	8.0%
Communications	7.1%
Energy	6.7%
Basic Materials	3.1%
Utilities	0.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXIII

  Ultra Basic Materials  UYM

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –44.65%1. For the same period, the Index had a total return of –20.36%2 and a volatility of 33.14%. For the period, the Fund had an average daily volume of 951,361 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Basic Materials from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Basic Materials	-44.65%	-17.27%	-12.02%
Dow Jones U.S. Basic Materials Index	-20.36%	-0.24%	2.58%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Basic Materials	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	133%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	7.2%
Dow Chemical Co. (The)	5.8%
Praxair, Inc.	5.1%
Freeport-McMoRan Copper & Gold, Inc.	4.8%
Newmont Mining Corp.	3.7%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	63.7%
Industrial Metals	19.3%
Mining	13.3%
Forestry and Paper	3.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXIV :: ProShares Trust :: Management Discussion of Fund Performance

  BIB  Ultra Nasdaq Biotechnology

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 17.59%1. For the same period, the Index had a total return of 13.16%2 and a volatility of 26.51%. For the period, the Fund had an average daily volume of 9,392 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Nasdaq Biotechnology from April 7, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (4/07/10)
ProShares Ultra Nasdaq Biotechnology	17.59%	24.02%
NASDAQ Biotechnology Index	13.16%	15.17%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Nasdaq Biotechnology	1.92%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	140%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	4.8%
Alexion Pharmaceuticals, Inc.	4.6%
Amgen, Inc.	4.5%
Gilead Sciences, Inc.	3.4%
Celgene Corp.	3.4%

NASDAQ Biotechnology
Index – Composition

% of Index
Biotechnology	64.9%
Pharmaceuticals	31.0%
Healthcare-Products	3.9%
Commercial Services	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXV

  Ultra Consumer Goods  UGE

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund seeks investment results for single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 2.78%1. For the same period, the Index had a total return of 3.79%2 and a volatility of 17.81%. For the period, the Fund had an average daily volume of 4,242 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Consumer Goods from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Consumer Goods	2.78%	3.61%	5.18%
Dow Jones U.S. Consumer Goods Index	3.79%	5.04%	5.87%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Consumer Goods	1.63%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	136%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	7.2%
Coca-Cola Co. (The)	6.6%
Philip Morris International, Inc.	6.1%
PepsiCo, Inc.	4.5%
Kraft Foods, Inc., Class A	2.8%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Beverages	21.1%
Food Producers	20.2%
Household Goods	17.4%
Tobacco	16.1%
Personal Goods	13.9%
Automobiles and Parts	8.7%
Leisure Goods	2.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXVI :: ProShares Trust :: Management Discussion of Fund Performance

  UCC  Ultra Consumer Services

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 10.37%1. For the same period, the Index had a total return of 8.48%2 and a volatility of 22.02%. For the period, the Fund had an average daily volume of 2,470 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra Consumer Services from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Consumer Services	10.37%	-2.23%	-1.22%
Dow Jones U.S. Consumer Services Index	8.48%	3.45%	3.93%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Consumer Services	1.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	137%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	4.1%
McDonald's Corp.	3.3%
Walt Disney Co. (The)	2.7%
Home Depot, Inc. (The)	2.7%
Amazon.com, Inc.	2.7%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	41.7%
Media	25.6%
Travel and Leisure	21.8%
Food and Drug Retailers	10.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXVII

  Ultra Financials  UYG

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –23.49%1. For the same period, the Index had a total return of –6.93%2 and a volatility of 32.43%. For the period, the Fund had an average daily volume of 2,099,490 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Financials from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Financials	-23.49%	-40.42%	-38.17%
Dow Jones U.S. Financials Index	-6.93%	-13.18%	-11.96%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Financials	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	117%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	6.2%
JPMorgan Chase & Co.	4.8%
Berkshire Hathaway, Inc., Class B	3.0%
Citigroup, Inc.	3.0%
Bank of America Corp.	2.9%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	33.0%
General Financials	24.3%
Real Estate Investment Trusts	20.9%
Nonlife Insurance	16.3%
Life Insurance	4.7%
Real Estate Investment & Services	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  RXL  Ultra Health Care

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –0.76%1. For the same period, the Index had a total return of 2.41%2 and a volatility of 19.52%. For the period, the Fund had an average daily volume of 11,330 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Health Care from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Health Care	-0.76%	-1.35%	0.75%
Dow Jones U.S. Health Care Index	2.41%	2.82%	3.93%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Health Care	1.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	133%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.5%
Pfizer, Inc.	7.4%
Merck & Co., Inc.	5.1%
Abbott Laboratories	4.2%
Amgen, Inc.	2.7%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals and Biotechnology	65.3%
Health Care Equipment and Services	34.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXIX

  Ultra Industrials  UXI

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –18.34%1. For the same period, the Index had a total return of –5.26%2 and a volatility of 27.26%. For the period, the Fund had an average daily volume of 19,128 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Industrials from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Industrials	-18.34%	-11.09%	-6.73%
Dow Jones U.S. Industrials Index	-5.26%	-0.15%	2.16%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Industrials	1.31%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	123%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	9.1%
United Technologies Corp.	2.6%
3M Co.	2.4%
United Parcel Service, Inc., Class B	2.4%
Union Pacific Corp.	2.4%

Dow Jones U.S. Industrials
Index – Composition

% of Index
General Industrials	22.3%
Industrial Engineering	16.2%
Aerospace and Defense	15.9%
Support Services	15.2%
Industrial Transportation	13.9%
Electronic & Electrical Equipment	11.6%
Construction and Materials	4.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXX :: ProShares Trust :: Management Discussion of Fund Performance

  DIG  Ultra Oil & Gas

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –35.77%1. For the same period, the Index had a total return of –15.16%2 and a volatility of 29.82%. For the period, the Fund had an average daily volume of 980,951 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Oil & Gas from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Oil & Gas	-35.77%	-14.84%	-8.92%
Dow Jones U.S. Oil & Gas Index	-15.16%	0.12%	3.31%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Oil & Gas	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	131%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	18.9%
Chevron Corp.	9.9%
Schlumberger Ltd.	4.2%
ConocoPhillips	3.2%
Occidental Petroleum Corp.	3.2%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil and Gas Producers	77.1%
Oil Equipment, Services and Distribution	22.8%
Alternative Energy	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXI

  Ultra Real Estate  URE

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –5.61%1. For the same period, the Index had a total return of 1.85%2 and a volatility of 28.42%. For the period, the Fund had an average daily volume of 512,627 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Real Estate from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Real Estate	-5.61%	-26.20%	-26.53%
Dow Jones U.S. Real Estate Index	1.85%	-1.79%	-2.49%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Real Estate	0.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	139%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	5.6%
American Tower Corp.	3.3%
Public Storage	2.4%
Equity Residential	2.3%
Ventas, Inc.	2.2%

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXII :: ProShares Trust :: Management Discussion of Fund Performance

  KRU  Ultra KBW Regional Banking

ProShares Ultra KBW Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the KBW Regional Banking IndexSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –8.84%1. For the same period, the Index had a total return of 3.69%2 and a volatility of 38.93%. For the period, the Fund had an average daily volume of 6,617 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra KBW Regional Banking from April 20, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (4/20/10)
ProShares Ultra KBW Regional Banking	-8.84%	-14.41%
KBW Regional Banking Index	3.69%	-1.46%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra KBW Regional Banking	1.85%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	133%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Susquehanna Bancshares, Inc.	2.3%
CVB Financial Corp.	2.0%
Texas Capital Bancshares, Inc.	2.0%
First Republic Bank/CA	1.8%
SVB Financial Group	1.8%

KBW Regional Banking
Index – Composition

% of Index
Financials	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXIII

  Ultra Semiconductors  USD

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –25.62%1. For the same period, the Index had a total return of –9.33%2 and a volatility of 29.09%. For the period, the Fund had an average daily volume of 81,671 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Semiconductors from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Semiconductors	-25.62%	-14.26%	-11.56%
Dow Jones U.S. Semiconductors Index	-9.33%	-0.79%	0.63%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Semiconductors	1.13%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	131%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	27.3%
Texas Instruments, Inc.	6.8%
Broadcom Corp., Class A	3.3%
Applied Materials, Inc.	2.8%
Analog Devices, Inc.	2.3%

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXIV :: ProShares Trust :: Management Discussion of Fund Performance

  ROM  Ultra Technology

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 1.81%1. For the same period, the Index had a total return of 4.90%2 and a volatility of 24.13%. For the period, the Fund had an average daily volume of 52,718 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Technology from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Technology	1.81%	-1.65%	0.48%
Dow Jones U.S. Technology Index	4.90%	4.34%	5.40%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Technology	1.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	138%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	14.5%
Microsoft Corp.	5.9%
International Business Machines Corp.	5.7%
Google, Inc., Class A	4.0%
Intel Corp.	3.6%

Dow Jones U.S. Technology
Index – Composition

% of Index
Technology Hardware and Equipment	57.1%
Software and Computer Services	42.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXV

  Ultra Telecommunications  LTL

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –32.48%1. For the same period, the Index had a total return of –14.79%2 and a volatility of 27.10%. For the period, the Fund had an average daily volume of 2,767 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Telecommunications from March 25, 2008 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (3/25/08)
ProShares Ultra Telecommunications	-32.48%	-8.57%
Dow Jones U.S. Select Telecommunications Index	-14.79%	0.96%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Telecommunications	2.76%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	3%
Swap Agreements	197%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	0.6%
Verizon Communications, Inc.	0.5%
CenturyLink, Inc.	0.3%
Crown Castle International Corp.	0.2%
Sprint Nextel Corp.	0.2%

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	72.4%
Mobile Telecommunications	27.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXVI :: ProShares Trust :: Management Discussion of Fund Performance

  UPW  Ultra Utilities

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 12.61%1. For the same period, the Index had a total return of 8.83%2 and a volatility of 16.64%. For the period, the Fund had an average daily volume of 7,453 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Utilities from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Utilities	12.61%	-6.26%	-1.28%
Dow Jones U.S. Utilities Index	8.83%	0.76%	3.41%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Utilities	1.61%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	140%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Southern Co. (The)	4.4%
Exelon Corp.	3.5%
Dominion Resources, Inc.	3.3%
Duke Energy Corp.	3.2%
NextEra Energy, Inc.	3.0%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electricity	71.4%
Gas, Water & Multi Utilities	28.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXVII

  Ultra MSCI EAFE  EFO

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –43.45%1. For the same period, the Index had a total return of –20.08%2 and a volatility of 23.32%. For the period, the Fund had an average daily volume of 3,151 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index (Europe, Australasia, and Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI EAFE from June 2, 2009 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (6/02/09)
ProShares Ultra MSCI EAFE	-43.45%	-3.66%
MSCI EAFE Index	-20.08%	2.73%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI EAFE	2.42%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	23.2%
Japan	22.2%
Other	11.7%
France	8.8%
Australia	8.7%
Switzerland	8.7%
Germany	8.2%
Sweden	3.1%
Hong Kong	3.0%
Netherlands	2.4%

MSCI EAFE Index – Composition

% of Index
Financials	21.6%
Industrials	12.7%
Consumer Staples	12.0%
Consumer Discretionary	10.9%
Health Care	10.1%
Materials	9.8%
Energy	8.4%
Telecommunication Services	5.6%
Information Technology	4.6%
Utilities	4.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  EET  Ultra MSCI Emerging Markets

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –44.72%1. For the same period, the Index had a total return of –20.06%2 and a volatility of 22.24%. For the period, the Fund had an average daily volume of 12,907 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Emerging Markets from June 2, 2009 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (6/02/09)
ProShares Ultra MSCI Emerging Markets	-44.72%	0.79%
MSCI Emerging Markets Index	-20.06%	7.19%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Emerging Markets	1.33%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	18.2%
Korea	15.3%
Brazil	13.5%
Other	13.2%
Taiwan	11.5%
South Africa	7.8%
India	6.3%
Russia	5.8%
Mexico	4.7%
Malaysia	3.7%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	24.2%
Information Technology	14.3%
Energy	12.9%
Materials	12.4%
Consumer Staples	8.4%
Telecommunication Services	8.2%
Consumer Discretionary	8.1%
Industrials	6.7%
Utilities	3.7%
Health Care	1.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXIX

  Ultra MSCI Europe  UPV

ProShares Ultra MSCI Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Europe Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –49.72%1. For the same period, the Index had a total return of –23.58%2 and a volatility of 30.11%. For the period, the Fund had an average daily volume of 6,926 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Europe from April 27, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (4/27/10)
ProShares Ultra MSCI Europe	-49.72%	-15.09%
MSCI Europe Index	-23.58%	-3.58%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Europe	3.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	199%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Europe Index – Country

% of Index
United Kingdom	36.6%
France	13.9%
Switzerland	13.7%
Germany	12.9%
Other	5.5%
Sweden	4.8%
Netherlands	3.8%
Spain	3.7%
Italy	3.2%
Denmark	1.9%

MSCI Europe Index – Composition

% of Index
Financials	17.4%
Consumer Staples	15.2%
Health Care	12.5%
Energy	11.7%
Industrials	10.8%
Materials	9.5%
Consumer Discretionary	8.9%
Telecommunication Services	6.5%
Utilities	4.6%
Information Technology	2.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XL :: ProShares Trust :: Management Discussion of Fund Performance

  UXJ  Ultra MSCI Pacific ex-Japan

ProShares Ultra MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –39.32%1. For the same period, the Index had a total return of –16.62%2 and a volatility of 25.30%. For the period, the Fund had an average daily volume of 3,582 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra MSCI Pacific ex-Japan from April 27, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (4/27/10)
ProShares Ultra MSCI Pacific ex-Japan	-39.32%	-9.64%
MSCI Pacific ex-Japan Index	-16.62%	-0.96%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Pacific ex-Japan	3.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	63.4%
Hong Kong	21.9%
Singapore	13.7%
New Zealand	1.0%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	48.4%
Materials	15.7%
Industrials	9.1%
Consumer Staples	6.6%
Consumer Discretionary	5.3%
Energy	4.3%
Utilities	4.3%
Telecommunication Services	3.3%
Health Care	2.5%
Information Technology	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLI

  Ultra MSCI Brazil  UBR

ProShares Ultra MSCI Brazil (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Brazil Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –55.84%1. For the same period, the Index had a total return of –27.46%2 and a volatility of 31.37%. For the period, the Fund had an average daily volume of 31,540 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra MSCI Brazil from April 27, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (4/27/10)
ProShares Ultra MSCI Brazil	-55.84%	-28.44%
MSCI Brazil Index	-27.46%	-10.37%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Brazil	1.70%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil Index – Composition

% of Index
Financials	24.2%
Materials	20.2%
Energy	19.1%
Consumer Staples	13.5%
Utilities	7.2%
Industrials	4.1%
Consumer Discretionary	3.7%
Telecommunication Services	3.5%
Information Technology	3.5%
Health Care	1.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLII :: ProShares Trust :: Management Discussion of Fund Performance

  XPP  Ultra FTSE China 25

ProShares Ultra FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the FTSE China 25 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –48.82%1. For the same period, the Index had a total return of –24.28%2 and a volatility of 31.51%. For the period, the Fund had an average daily volume of 44,681 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra FTSE China 25 from June 2, 2009 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (6/02/09)
ProShares Ultra FTSE China 25	-48.82%	-11.85%
FTSE China 25 Index	-24.28%	-1.87%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra FTSE China 25	1.27%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	54.9%
Energy	22.0%
Communications	18.0%
Industrials	2.3%
Basic Materials	2.0%
Consumer, Cyclical	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLIII

  Ultra MSCI Japan  EZJ

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –26.65%1. For the same period, the Index had a total return of –10.32%2 and a volatility of 17.94%. For the period, the Fund had an average daily volume of 8,914 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in Japan.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Japan from June 2, 2009 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (6/02/09)
ProShares Ultra MSCI Japan	-26.65%	-6.35%
MSCI Japan Index	-10.32%	0.50%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Japan	1.87%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	20.7%
Consumer Discretionary	20.2%
Financials	17.3%
Information Technology	12.0%
Materials	6.9%
Consumer Staples	6.7%
Health Care	6.5%
Telecommunication Services	4.5%
Utilities	3.6%
Energy	1.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLIV :: ProShares Trust :: Management Discussion of Fund Performance

  UMX  Ultra MSCI Mexico Investable Market

ProShares Ultra MSCI Mexico Investable Market (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) of the daily performance of the MSCI Mexico Investable Market Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –29.48%1. For the same period, the Index had a total return of –10.93%2 and a volatility of 27.49%. For the period, the Fund had an average daily volume of 1,109 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Mexico Investable Market from April 27, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (4/27/10)
ProShares Ultra MSCI Mexico Investable Market	-29.48%	-1.17%
MSCI Mexico Investable Market Index	-10.93%	1.92%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Mexico Investable Market	4.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico Investable Market Index – Composition

% of Index
Consumer Staples	29.1%
Telecommunication Services	28.8%
Materials	16.9%
Consumer Discretionary	10.2%
Financials	8.0%
Industrials	6.5%
Health Care	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLV

  Ultra 7-10 Year Treasury  UST

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 30.74%1. For the same period, the Index had a total return of 15.22%2 and a volatility of 7.52%. For the period, the Fund had an average daily volume of 136,485 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes (TINs), U.S. Treasury inflation-protected securities (TIPs), state and local government bonds (SLGs), and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in securities in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra 7-10 Year Treasury from January 19, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (1/19/10)
ProShares Ultra 7-10 Year Treasury	30.74%	22.87%
Barclays Capital U.S. 7-10 Year Treasury Bond Index	15.22%	11.50%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra 7-10 Year Treasury	1.63%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	73%
Swap Agreements	120%
Futures Contracts	8%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 7-10 Year Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLVI :: ProShares Trust :: Management Discussion of Fund Performance

  UBT  Ultra 20+ Year Treasury

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 76.65%1. For the same period, the Index had a total return of 36.13%2 and a volatility of 19.97%. For the period, the Fund had an average daily volume of 57,844 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in securities in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra 20+ Year Treasury from January 19, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (1/19/10)
ProShares Ultra 20+ Year Treasury	76.65%	39.01%
Barclays Capital U.S. 20+ Year Treasury Bond Index	36.13%	19.90%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra 20+ Year Treasury	1.42%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	44%
Swap Agreements	152%
Futures Contracts	6%
Total Exposure	202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 20+ Year Treasury
Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLVII

  Ultra High Yield  UJB

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) of the daily performance of the Markit iBoxx® $ Liquid High Yield Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 1.39%1. For the same period, the Index had a total return of 3.76%2 and a volatility of 6.76%. For the period, the Fund had an average daily volume of 2,749 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated sub-investment grade (below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC); are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in securities in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra High Yield from April 13, 2011 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (4/13/11)
ProShares Ultra High Yield	1.39%	2.79%
Markit iBoxx $ Liquid High Yield Index	3.76%	4.25%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra High Yield	6.10%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLVIII :: ProShares Trust :: Management Discussion of Fund Performance

  IGU  Ultra Investment Grade Corporate

ProShares Ultra Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice (2x) of the daily performance of the Markit iBoxx® $ Liquid Investment Grade Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 17.77%1. For the same period, the Index had a total return of 9.33%2 and a volatility of 10.15%. For the period, the Fund had an average daily volume of 5,755 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC); are from issuers with at least $3 billion par outstanding; have at least $750 million of outstanding face value; and have at least three years remaining to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in securities in order to gain leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Investment Grade Corporate from April 13, 2011 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (4/13/11)
ProShares Ultra Investment Grade Corporate	17.77%	21.55%
Markit iBoxx $ Liquid Investment Grade Index	9.33%	11.30%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Investment Grade Corporate	5.74%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLIX

  Short QQQ®  PSQ

ProShares Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the NASDAQ-100® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –13.09%1. For the same period, the Index had a total return of 7.56%2 and a volatility of 23.73%. For the period, the Fund had an average daily volume of 998,620 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short QQQ® from June 19, 2006 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Short QQQ®	-13.09%	-12.06%	-12.57%
NASDAQ-100 Index	7.56%	6.31%	9.31%

Expense Ratios**

Fund	Gross	Net
ProShares Short QQQ®	1.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(81%)
Futures Contracts	(19%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	53.3%
Communications	24.8%
Consumer, Non-Cyclical	12.9%
Consumer, Cyclical	7.2%
Industrials	1.3%
Basic Materials	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

L :: ProShares Trust :: Management Discussion of Fund Performance

  DOG  Short Dow30SM

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –6.39%1. For the same period, the Index had a total return of 1.35%2 and a volatility of 20.67%. For the period, the Fund had an average daily volume of 736,882 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Dow30SM from June 19, 2006 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Short Dow30SM	-6.39%	-5.57%	-7.24%
Dow Jones Industrial Average Index	1.35%	0.89%	4.92%

Expense Ratios**

Fund	Gross	Net
ProShares Short Dow30SM	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(75%)
Futures Contracts	(25%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	20.5%
Consumer, Non-cyclical	18.1%
Technology	16.5%
Consumer, Cyclical	12.5%
Energy	10.8%
Financials	9.7%
Communications	8.4%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LI

  Short S&P500®  SH

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –5.60%1. For the same period, the Index had a total return of –0.41%2 and a volatility of 23.25%. For the period, the Fund had an average daily volume of 5,053,684 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short S&P500® from June 19, 2006 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Short S&P500®	-5.60%	-4.83%	-6.43%
S&P 500 Index	-0.41%	-0.92%	3.11%

Expense Ratios**

Fund	Gross	Net
ProShares Short S&P500®	0.90%	0.90%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(86%)
Futures Contracts	(14%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.4%
Technology	15.3%
Financials	14.2%
Energy	10.7%
Communications	10.7%
Industrials	10.6%
Consumer, Cyclical	9.3%
Utilities	3.6%
Basic Materials	3.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LII :: ProShares Trust :: Management Discussion of Fund Performance

  MYY  Short MidCap400

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P MidCap 400TM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –2.92%1. For the same period, the Index had a total return of –6.09%2 and a volatility of 28.72%. For the period, the Fund had an average daily volume of 97,522 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MidCap400 from June 19, 2006 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Short MidCap400	-2.92%	-9.28%	-10.44%
S&P MidCap 400 Index	-6.09%	1.72%	5.64%

Expense Ratios**

Fund	Gross	Net
ProShares Short MidCap400	1.25%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(89%)
Futures Contracts	(11%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	21.2%
Consumer, Non-cyclical	19.4%
Industrials	18.3%
Consumer, Cyclical	13.7%
Technology	8.7%
Utilities	5.1%
Energy	4.9%
Communications	4.6%
Basic Materials	4.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LIII

  Short SmallCap600  SBB

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P SmallCap 600TM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –6.55%1. For the same period, the Index had a total return of –4.40%2 and a volatility of 31.66%. For the period, the Fund had an average daily volume of 45,875 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short SmallCap600 from January 23, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares Short SmallCap600	-6.55%	-9.77%	-10.39%
S&P SmallCap 600 Index	-4.40%	0.67%	2.48%

Expense Ratios**

Fund	Gross	Net
ProShares Short SmallCap600	1.20%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Financials	19.7%
Industrials	18.3%
Consumer, Non-cyclical	18.1%
Consumer, Cyclical	16.7%
Technology	10.5%
Communications	4.8%
Utilities	4.3%
Energy	3.8%
Basic Materials	3.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LIV :: ProShares Trust :: Management Discussion of Fund Performance

  RWM  Short Russell2000

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –3.20%1. For the same period, the Index had a total return of –8.88%2 and a volatility of 32.86%. For the period, the Fund had an average daily volume of 1,876,468 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Russell2000 from January 23, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares Short Russell2000	-3.20%	-9.99%	-10.31%
Russell 2000 Index	-8.88%	-0.73%	0.81%

Expense Ratios**

Fund	Gross	Net
ProShares Short Russell2000	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(81%)
Futures Contracts	(19%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	23.2%
Consumer, Non-cyclical	20.8%
Consumer, Cyclical	14.9%
Industrials	14.0%
Technology	9.4%
Communications	5.8%
Energy	4.9%
Utilities	3.5%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LV

  UltraShort QQQ®  QID

ProShares UltraShort QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the NASDAQ-100® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –27.97%1. For the same period, the Index had a total return of 7.56%2 and a volatility of 23.73%. For the period, the Fund had an average daily volume of 6,451,445 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort QQQ® from July 11, 2006 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort QQQ®	-27.97%	-28.62%	-29.81%
NASDAQ-100 Index	7.56%	6.31%	9.60%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort QQQ®	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(180%)
Futures Contracts	(20%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	53.3%
Communications	24.8%
Consumer, Non-Cyclical	12.9%
Consumer, Cyclical	7.2%
Industrials	1.3%
Basic Materials	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LVI :: ProShares Trust :: Management Discussion of Fund Performance

  DXD  UltraShort Dow30SM

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –15.45%1. For the same period, the Index had a total return of 1.35%2 and a volatility of 20.67%. For the period, the Fund had an average daily volume of 870,529 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Dow30SM from July 11, 2006 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort Dow30SM	-15.45%	-16.34%	-18.89%
Dow Jones Industrial Average Index	1.35%	0.89%	4.64%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Dow30SM	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(184%)
Futures Contracts	(16%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	20.5%
Consumer, Non-cyclical	18.1%
Technology	16.5%
Consumer, Cyclical	12.5%
Energy	10.8%
Financials	9.7%
Communications	8.4%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LVII

  UltraShort S&P500®  SDS

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –14.85%1. For the same period, the Index had a total return of –0.41%2 and a volatility of 23.25%. For the period, the Fund had an average daily volume of 29,890,517 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort S&P500® from July 11, 2006 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort S&P500®	-14.85%	-15.91%	-17.93%
S&P 500 Index	-0.41%	-0.92%	2.67%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort S&P500®	0.89%	0.89%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(183%)
Futures Contracts	(17%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.4%
Technology	15.3%
Financials	14.2%
Energy	10.7%
Communications	10.7%
Industrials	10.6%
Consumer, Cyclical	9.3%
Utilities	3.6%
Basic Materials	3.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LVIII :: ProShares Trust :: Management Discussion of Fund Performance

  TWQ  UltraShort Russell3000

ProShares UltraShort Russell3000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond twice the inverse (–2x) of the daily performance of the Russell 3000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –14.11%1. For the same period, the Index had a total return of –1.87%2 and a volatility of 24.34%. For the period, the Fund had an average daily volume of 1,048 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell3000 from June 30, 2009 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (6/30/09)
ProShares UltraShort Russell3000	-14.11%	-34.54%
Russell 3000 Index	-1.87%	15.69%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell3000	6.25%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.7%
Financials	15.4%
Technology	14.2%
Industrials	11.1%
Consumer, Cyclical	10.4%
Communications	10.2%
Energy	9.8%
Utilities	3.7%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LIX

  UltraShort MidCap400  MZZ

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond twice the inverse (–2x) of the daily performance of the S&P MidCap 400TM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –12.40%1. For the same period, the Index had a total return of –6.09%2 and a volatility of 28.72%. For the period, the Fund had an average daily volume of 203,028 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort MidCap400 from July 11, 2006 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort MidCap400	-12.40%	-24.97%	-25.85%
S&P MidCap 400 Index	-6.09%	1.72%	5.04%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MidCap400	1.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(184%)
Futures Contracts	(16%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	21.2%
Consumer, Non-cyclical	19.4%
Industrials	18.3%
Consumer, Cyclical	13.7%
Technology	8.7%
Utilities	5.1%
Energy	4.9%
Communications	4.6%
Basic Materials	4.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LX :: ProShares Trust :: Management Discussion of Fund Performance

  SDD  UltraShort SmallCap600

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the S&P SmallCap 600TM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –20.59%1. For the same period, the Index had a total return of –4.40%2 and a volatility of 31.66%. For the period, the Fund had an average daily volume of 24,091 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort SmallCap600 from January 23, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares UltraShort SmallCap600	-20.59%	-26.64%	-27.46%
S&P SmallCap 600 Index	-4.40%	0.67%	2.48%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort SmallCap600	1.53%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Financials	19.7%
Industrials	18.3%
Consumer, Non-cyclical	18.1%
Consumer, Cyclical	16.7%
Technology	10.5%
Communications	4.8%
Utilities	4.3%
Energy	3.8%
Basic Materials	3.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXI

  UltraShort Russell2000  TWM

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond twice the inverse (–2x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –15.24%1. For the same period, the Index had a total return of –8.88%2 and a volatility of 32.86%. For the period, the Fund had an average daily volume of 4,127,860 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell2000 from January 23, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares UltraShort Russell2000	-15.24%	-27.88%	-28.19%
Russell 2000 Index	-8.88%	-0.73%	0.81%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell2000	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(184%)
Futures Contracts	(16%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	23.2%
Consumer, Non-cyclical	20.8%
Consumer, Cyclical	14.9%
Industrials	14.0%
Technology	9.4%
Communications	5.8%
Energy	4.9%
Utilities	3.5%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXII :: ProShares Trust :: Management Discussion of Fund Performance

  SQQQ  UltraPro Short QQQ®

ProShares UltraPro Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the NASDAQ-100® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –43.58%1. For the same period, the Index had a total return of 7.56%2 and a volatility of 23.73%. For the period, the Fund had an average daily volume of 680,532 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short QQQ® from February 9, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Short QQQ®	-43.58%	-53.85%
NASDAQ-100 Index	7.56%	18.19%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short QQQ®	1.20%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(275%)
Futures Contracts	(25%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	53.3%
Communications	24.8%
Consumer, Non-Cyclical	12.9%
Consumer, Cyclical	7.2%
Industrials	1.3%
Basic Materials	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXIII

  UltraPro Short Dow30SM  SDOW

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –26.71%1. For the same period, the Index had a total return of 1.35%2 and a volatility of 20.67%. For the period, the Fund had an average daily volume of 802,000 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Dow30SM from February 9, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Short Dow30SM	-26.71%	-42.26%
Dow Jones Industrial Average Index	1.35%	12.50%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short Dow30SM	1.25%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(283%)
Futures Contracts	(17%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	20.5%
Consumer, Non-cyclical	18.1%
Technology	16.5%
Consumer, Cyclical	12.5%
Energy	10.8%
Financials	9.7%
Communications	8.4%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXIV :: ProShares Trust :: Management Discussion of Fund Performance

  SPXU  UltraPro Short S&P500®

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –27.20%1. For the same period, the Index had a total return of –0.41%2 and a volatility of 23.25%. For the period, the Fund had an average daily volume of 2,546,814 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short S&P500® from June 23, 2009 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (6/23/09)
ProShares UltraPro Short S&P500®	-27.20%	-49.29%
S&P 500 Index	-0.41%	16.23%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short S&P500®	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(275%)
Futures Contracts	(25%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.4%
Technology	15.3%
Financials	14.2%
Energy	10.7%
Communications	10.7%
Industrials	10.6%
Consumer, Cyclical	9.3%
Utilities	3.6%
Basic Materials	3.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXV

  UltraPro Short MidCap400  SMDD

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the S&P MidCap 400TM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –27.16%1. For the same period, the Index had a total return of –6.09%2 and a volatility of 28.72%. For the period, the Fund had an average daily volume of 37,858 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short MidCap400 from February 9, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Short MidCap400	-27.16%	-53.21%
S&P MidCap 400 Index	-6.09%	14.42%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short MidCap400	2.41%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(273%)
Futures Contracts	(27%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	21.2%
Consumer, Non-cyclical	19.4%
Industrials	18.3%
Consumer, Cyclical	13.7%
Technology	8.7%
Utilities	5.1%
Energy	4.9%
Communications	4.6%
Basic Materials	4.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXVI :: ProShares Trust :: Management Discussion of Fund Performance

  SRTY  UltraPro Short Russell2000

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –33.48%1. For the same period, the Index had a total return of –8.88%2 and a volatility of 32.86%. For the period, the Fund had an average daily volume of 270,772 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Russell2000 from February 9, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Short Russell2000	-33.48%	-57.96%
Russell 2000 Index	-8.88%	12.77%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short Russell2000	1.23%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(272%)
Futures Contracts	(28%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	23.2%
Consumer, Non-cyclical	20.8%
Consumer, Cyclical	14.9%
Industrials	14.0%
Technology	9.4%
Communications	5.8%
Energy	4.9%
Utilities	3.5%
Basic Materials	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXVII

  UltraShort Russell1000 Value  SJF

ProShares UltraShort Russell1000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (–2x) of the daily performance of the Russell 1000® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –10.76%1. For the same period, the Index had a total return of –3.88%2 and a volatility of 24.56%. For the period, the Fund had an average daily volume of 3,343 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth value spectrum.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell1000 Value from February 20, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell1000 Value	-10.76%	-14.91%	-15.42%
Russell 1000 Value Index	-3.88%	-3.59%	-2.45%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell1000 Value	3.17%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financials	25.7%
Consumer, Non-cyclical	20.3%
Communications	11.9%
Energy	11.0%
Industrials	9.7%
Utilities	7.5%
Consumer, Cyclical	7.0%
Technology	4.6%
Basic Materials	2.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  SFK  UltraShort Russell1000 Growth

ProShares UltraShort Russell1000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the Russell 1000® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –18.31%1. For the same period, the Index had a total return of 1.49%2 and a volatility of 23.25%. For the period, the Fund had an average daily volume of 2,786 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell1000 Growth from February 20, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell1000 Growth	-18.31%	-19.00%	-19.24%
Russell 1000 Growth Index	1.49%	2.01%	2.89%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell1000 Growth	2.54%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Technology	24.2%
Consumer, Non-cyclical	23.2%
Consumer, Cyclical	12.9%
Industrials	12.0%
Energy	9.5%
Communications	9.2%
Basic Materials	4.8%
Financials	4.1%
Utilities	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXIX

  UltraShort Russell MidCap Value  SJL

ProShares UltraShort Russell MidCap Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (–2x) of the daily performance of the Russell Midcap® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –8.49%1. For the same period, the Index had a total return of –6.36%2 and a volatility of 26.26%. For the period, the Fund had an average daily volume of 2,935 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell MidCap Value from February 20, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell MidCap Value	-8.49%	-20.96%	-20.94%
Russell Midcap Value Index	-6.36%	-1.41%	-0.49%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell MidCap Value	3.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Value Index – Composition

% of Index
Financials	32.5%
Consumer, Non-cyclical	14.8%
Utilities	13.5%
Consumer, Cyclical	10.6%
Industrials	10.6%
Energy	5.8%
Technology	5.2%
Communications	3.4%
Basic Materials	3.4%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXX :: ProShares Trust :: Management Discussion of Fund Performance

  SDK  UltraShort Russell MidCap Growth

ProShares UltraShort Russell MidCap Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (–2x) of the daily performance of the Russell Midcap® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –10.41%1. For the same period, the Index had a total return of –6.31%2 and a volatility of 27.50%. For the period, the Fund had an average daily volume of 2,513 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell MidCap Growth from February 20, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell MidCap Growth	-10.41%	-23.40%	-23.55%
Russell Midcap Growth Index	-6.31%	1.17%	2.15%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell MidCap Growth	3.27%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	22.8%
Consumer, Cyclical	18.2%
Industrials	15.1%
Technology	13.2%
Communications	9.3%
Energy	7.6%
Basic Materials	7.4%
Financials	6.2%
Utilities	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXI

  UltraShort Russell2000 Value  SJH

ProShares UltraShort Russell2000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (–2x) of the daily performance of the Russell 2000® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –15.37%1. For the same period, the Index had a total return of –8.28%2 and a volatility of 32.46%. For the period, the Fund had an average daily volume of 4,904 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell2000 Value from February 20, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell2000 Value	-15.37%	-26.64%	-25.72%
Russell 2000 Value Index	-8.28%	-2.44%	-1.98%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell2000 Value	2.07%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financials	38.2%
Industrials	13.2%
Consumer, Cyclical	12.6%
Consumer, Non-cyclical	12.2%
Utilities	6.9%
Technology	5.3%
Communications	4.5%
Basic Materials	3.8%
Energy	3.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXII :: ProShares Trust :: Management Discussion of Fund Performance

  SKK  UltraShort Russell2000 Growth

ProShares UltraShort Russell2000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the Russell 2000® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –15.65%1. For the same period, the Index had a total return of –9.46%2 and a volatility of 33.52%. For the period, the Fund had an average daily volume of 16,022 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell2000 Growth from February 20, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell2000 Growth	-15.65%	-28.37%	-28.02%
Russell 2000 Growth Index	-9.46%	0.85%	1.58%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell2000 Growth	1.81%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	29.4%
Consumer, Cyclical	17.1%
Industrials	14.9%
Technology	13.5%
Financials	8.0%
Communications	7.1%
Energy	6.7%
Basic Materials	3.1%
Utilities	0.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXIII

  Short Basic Materials  SBM

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 10.92%1. For the same period, the Index had a total return of –20.36%2 and a volatility of 33.14%. For the period, the Fund had an average daily volume of 14,347 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Basic Materials from March 16, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (3/16/10)
ProShares Short Basic Materials	10.92%	-10.38%
Dow Jones U.S. Basic Materials Index	-20.36%	1.35%

Expense Ratios**

Fund	Gross	Net
ProShares Short Basic Materials	2.21%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	63.7%
Industrial Metals	19.3%
Mining	13.3%
Forestry and Paper	3.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXIV :: ProShares Trust :: Management Discussion of Fund Performance

  SEF  Short Financials

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –4.74%1. For the same period, the Index had a total return of –6.93%2 and a volatility of 32.43%. For the period, the Fund had an average daily volume of 188,874 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Financials from June 10, 2008 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (6/10/08)
ProShares Short Financials	-4.74%	-15.75%
Dow Jones U.S. Financials Index	-6.93%	-6.94%

Expense Ratios**

Fund	Gross	Net
ProShares Short Financials	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	33.0%
General Financials	24.3%
Real Estate Investment Trusts	20.9%
Nonlife Insurance	16.3%
Life Insurance	4.7%
Real Estate Investment & Services	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXV

  Short Oil & Gas  DDG

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 6.52%1. For the same period, the Index had a total return of –15.16%2 and a volatility of 29.82%. For the period, the Fund had an average daily volume of 15,594 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Oil & Gas from June 10, 2008 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (6/10/08)
ProShares Short Oil & Gas	6.52%	-8.31%
Dow Jones U.S. Oil & Gas Index	-15.16%	-5.44%

Expense Ratios**

Fund	Gross	Net
ProShares Short Oil & Gas	1.91%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	77.1%
Oil Equipment, Services and Distribution	22.8%
Alternative Energy	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXVI :: ProShares Trust :: Management Discussion of Fund Performance

  REK  Short Real Estate

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –10.78%1. For the same period, the Index had a total return of 1.85%2 and a volatility of 28.42%. For the period, the Fund had an average daily volume of 29,042 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Real Estate from March 16, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (3/16/10)
ProShares Short Real Estate	-10.78%	-19.41%
Dow Jones U.S. Real Estate Index	1.85%	14.25%

Expense Ratios**

Fund	Gross	Net
ProShares Short Real Estate	1.33%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXVII

  Short KBW Regional Banking  KRS

ProShares Short KBW Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the KBW Regional Banking IndexSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –18.18%1. For the same period, the Index had a total return of 3.69%2 and a volatility of 38.93%. For the period, the Fund had an average daily volume of 14,617 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short KBW Regional Banking from April 20, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (4/20/10)
ProShares Short KBW Regional Banking	-18.18%	-10.55%
KBW Regional Banking Index	3.69%	-1.46%

Expense Ratios**

Fund	Gross	Net
ProShares Short KBW Regional Banking	1.24%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

KBW Regional Banking Index – Composition

% of Index
Financials	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  SMN  UltraShort Basic Materials

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (–2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 10.71%1. For the same period, the Index had a total return of –20.36%2 and a volatility of 33.14%. For the period, the Fund had an average daily volume of 1,019,293 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Basic Materials from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Basic Materials	10.71%	-34.93%	-36.55%
Dow Jones U.S. Basic Materials Index	-20.36%	-0.24%	2.58%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Basic Materials	1.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	63.7%
Industrial Metals	19.3%
Mining	13.3%
Forestry and Paper	3.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXIX

  UltraShort Nasdaq Biotechnology  BIS

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –37.87%1. For the same period, the Index had a total return of 13.16%2 and a volatility of 26.51%. For the period, the Fund had an average daily volume of 3,588 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Nasdaq Biotechnology from April 7, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (4/07/10)
ProShares UltraShort Nasdaq Biotechnology	-37.87%	-36.84%
NASDAQ Biotechnology Index	13.16%	15.17%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Nasdaq Biotechnology	2.20%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	64.9%
Pharmaceuticals	31.0%
Healthcare-Products	3.9%
Commercial Services	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXX :: ProShares Trust :: Management Discussion of Fund Performance

  SZK  UltraShort Consumer Goods

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (–2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –16.87%1. For the same period, the Index had a total return of 3.79%2 and a volatility of 17.81%. For the period, the Fund had an average daily volume of 5,254 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Consumer Goods from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Consumer Goods	-16.87%	-17.99%	-18.18%
Dow Jones U.S. Consumer Goods Index	3.79%	5.04%	5.87%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Consumer Goods	2.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Beverages	21.1%
Food Producers	20.2%
Household Goods	17.4%
Tobacco	16.1%
Personal Goods	13.9%
Automobiles and Parts	8.7%
Leisure Goods	2.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXI

  UltraShort Consumer Services  SCC

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (–2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –28.53%1. For the same period, the Index had a total return of 8.48%2 and a volatility of 22.02%. For the period, the Fund had an average daily volume of 5,882 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Consumer Services from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Consumer Services	-28.53%	-22.73%	-22.02%
Dow Jones U.S. Consumer Services Index	8.48%	3.45%	3.93%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Consumer Services	1.35%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	41.7%
Media	25.6%
Travel and Leisure	21.8%
Food and Drug Retailers	10.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXII :: ProShares Trust :: Management Discussion of Fund Performance

  SKF  UltraShort Financials

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (–2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –17.86%1. For the same period, the Index had a total return of –6.93%2 and a volatility of 32.43%. For the period, the Fund had an average daily volume of 1,796,114 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Financials from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Financials	-17.86%	-28.84%	-27.69%
Dow Jones U.S. Financials Index	-6.93%	-13.18%	-11.96%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Financials	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	33.0%
General Financials	24.3%
Real Estate Investment Trusts	20.9%
Nonlife Insurance	16.3%
Life Insurance	4.7%
Real Estate Investment & Services	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXIII

  UltraShort Health Care  RXD

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (–2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –16.20%1. For the same period, the Index had a total return of 2.41%2 and a volatility of 19.52%. For the period, the Fund had an average daily volume of 4,262 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Health Care from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Health Care	-16.20%	-15.11%	-15.73%
Dow Jones U.S. Health Care Index	2.41%	2.82%	3.93%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Health Care	3.37%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	65.3%
Health Care Equipment and Services	34.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXIV :: ProShares Trust :: Management Discussion of Fund Performance

  SIJ  UltraShort Industrials

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (–2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –12.63%1. For the same period, the Index had a total return of –5.26%2 and a volatility of 27.26%. For the period, the Fund had an average daily volume of 10,704 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Industrials from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Industrials	-12.63%	-21.26%	-23.13%
Dow Jones U.S. Industrials Index	-5.26%	-0.15%	2.16%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Industrials	2.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	22.3%
Industrial Engineering	16.2%
Aerospace and Defense	15.9%
Support Services	15.2%
Industrial Transportation	13.9%
Electronic & Electrical Equipment	11.6%
Construction and Materials	4.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXV

  UltraShort Oil & Gas  DUG

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 4.31%1. For the same period, the Index had a total return of –15.16%2 and a volatility of 29.82%. For the period, the Fund had an average daily volume of 1,329,061 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Oil & Gas from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Oil & Gas	4.31%	-31.76%	-34.15%
Dow Jones U.S. Oil & Gas Index	-15.16%	0.12%	3.31%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Oil & Gas	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	77.1%
Oil Equipment, Services and Distribution	22.8%
Alternative Energy	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXVI :: ProShares Trust :: Management Discussion of Fund Performance

  SRS  UltraShort Real Estate

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –26.64%1. For the same period, the Index had a total return of 1.85%2 and a volatility of 28.42%. For the period, the Fund had an average daily volume of 587,419 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Real Estate from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Real Estate	-26.64%	-50.82%	-47.71%
Dow Jones U.S. Real Estate Index	1.85%	-1.79%	-2.49%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Real Estate	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXVII

  UltraShort Semiconductors  SSG

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –5.29%1. For the same period, the Index had a total return of –9.33%2 and a volatility of 29.09%. For the period, the Fund had an average daily volume of 45,767 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Semiconductors from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Semiconductors	-5.29%	-26.26%	-26.63%
Dow Jones U.S. Semiconductors Index	-9.33%	-0.79%	0.63%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Semiconductors	1.40%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  REW  UltraShort Technology

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –25.14%1. For the same period, the Index had a total return of 4.90%2 and a volatility of 24.13%. For the period, the Fund had an average daily volume of 27,106 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Technology from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Technology	-25.14%	-25.62%	-25.72%
Dow Jones U.S. Technology Index	4.90%	4.34%	5.40%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Technology	1.51%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	57.1%
Software and Computer Services	42.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXIX

  UltraShort Telecommunications  TLL

ProShares UltraShort Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 16.67%1. For the same period, the Index had a total return of –14.79%2 and a volatility of 27.10%. For the period, the Fund had an average daily volume of 2,882 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of U.S. stock market performance of fixedline (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Telecommunications from March 25, 2008 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (3/25/08)
ProShares UltraShort Telecommunications	16.67%	-25.32%
Dow Jones U.S. Select Telecommunications Index	-14.79%	0.96%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Telecommunications	6.40%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	72.4%
Mobile Telecommunications	27.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XC :: ProShares Trust :: Management Discussion of Fund Performance

  SDP  UltraShort Utilities

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –23.35%1. For the same period, the Index had a total return of 8.83%2 and a volatility of 16.64%. For the period, the Fund had an average daily volume of 5,655 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Utilities from January 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Utilities	-23.35%	-15.03%	-18.12%
Dow Jones U.S. Utilities Index	8.83%	0.76%	3.41%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Utilities	2.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	71.4%
Gas, Water & Multi Utilities	28.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCI

  Short MSCI EAFE  EFZ

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 13.69%1. For the same period, the Index had a total return of –20.08%2 and a volatility of 23.32%. For the period, the Fund had an average daily volume of 229,886 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index (Europe, Australasia, and Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MSCI EAFE from October 23, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (10/23/07)
ProShares Short MSCI EAFE	13.69%	-2.40%
MSCI EAFE Index	-20.08%	-7.94%

Expense Ratios**

Fund	Gross	Net
ProShares Short MSCI EAFE	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	23.2%
Japan	22.2%
Other	11.7%
France	8.8%
Australia	8.7%
Switzerland	8.7%
Germany	8.2%
Sweden	3.1%
Hong Kong	3.0%
Netherlands	2.4%

MSCI EAFE Index – Composition

% of Index
Financials	21.6%
Industrials	12.7%
Consumer Staples	12.0%
Consumer Discretionary	10.9%
Health Care	10.1%
Materials	9.8%
Energy	8.4%
Telecommunication Services	5.6%
Information Technology	4.6%
Utilities	4.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCII :: ProShares Trust :: Management Discussion of Fund Performance

  EUM  Short MSCI Emerging Markets

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 11.73%1. For the same period, the Index had a total return of –20.06%2 and a volatility of 22.24%. For the period, the Fund had an average daily volume of 233,024 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MSCI Emerging Markets from October 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (10/30/07)
ProShares Short MSCI Emerging Markets	11.73%	-13.26%
MSCI Emerging Markets Index	-20.06%	-5.61%

Expense Ratios**

Fund	Gross	Net
ProShares Short MSCI Emerging Markets	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	18.2%
Korea	15.3%
Brazil	13.5%
Other	13.2%
Taiwan	11.5%
South Africa	7.8%
India	6.3%
Russia	5.8%
Mexico	4.7%
Malaysia	3.7%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	24.2%
Information Technology	14.3%
Energy	12.9%
Materials	12.4%
Consumer Staples	8.4%
Telecommunication Services	8.2%
Consumer Discretionary	8.1%
Industrials	6.7%
Utilities	3.7%
Health Care	1.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCIII

  Short FTSE China 25  YXI

ProShares Short FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the FTSE China 25 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 14.85%1. For the same period, the Index had a total return of –24.28%2 and a volatility of 31.51%. For the period, the Fund had an average daily volume of 10,786 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short FTSE China 25 from March 16, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (3/16/10)
ProShares Short FTSE China 25	14.85%	-4.11%
FTSE China 25 Index	-24.28%	-6.14%

Expense Ratios**

Fund	Gross	Net
ProShares Short FTSE China 25	1.74%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(99%)
Futures Contracts	—
Total Exposure	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	54.9%
Energy	22.0%
Communications	18.0%
Industrials	2.3%
Basic Materials	2.0%
Consumer, Cyclical	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCIV :: ProShares Trust :: Management Discussion of Fund Performance

  EFU  UltraShort MSCI EAFE

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 18.85%1. For the same period, the Index had a total return of –20.08%2 and a volatility of 23.32%. For the period, the Fund had an average daily volume of 102,896 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index (Europe, Australasia, and Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI EAFE from October 23, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (10/23/07)
ProShares UltraShort MSCI EAFE	18.85%	-14.88%
MSCI EAFE Index	-20.08%	-7.94%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI EAFE	1.46%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	23.2%
Japan	22.2%
Other	11.7%
France	8.8%
Australia	8.7%
Switzerland	8.7%
Germany	8.2%
Sweden	3.1%
Hong Kong	3.0%
Netherlands	2.4%

MSCI EAFE Index – Composition

% of Index
Financials	21.6%
Industrials	12.7%
Consumer Staples	12.0%
Consumer Discretionary	10.9%
Health Care	10.1%
Materials	9.8%
Energy	8.4%
Telecommunication Services	5.6%
Information Technology	4.6%
Utilities	4.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCV

  UltraShort MSCI Emerging Markets  EEV

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 13.52%1. For the same period, the Index had a total return of –20.06%2 and a volatility of 22.24%. For the period, the Fund had an average daily volume of 479,055 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Emerging Markets from October 30, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (10/30/07)
ProShares UltraShort MSCI Emerging Markets	13.52%	-39.72%
MSCI Emerging Markets Index	-20.06%	-5.61%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Emerging Markets	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(199%)
Futures Contracts	—
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	18.2%
Korea	15.3%
Brazil	13.5%
Other	13.2%
Taiwan	11.5%
South Africa	7.8%
India	6.3%
Russia	5.8%
Mexico	4.7%
Malaysia	3.7%

MSCI Emerging Markets Index – Composition

% of Index
Financials	24.2%
Information Technology	14.3%
Energy	12.9%
Materials	12.4%
Consumer Staples	8.4%
Telecommunication Services	8.2%
Consumer Discretionary	8.1%
Industrials	6.7%
Utilities	3.7%
Health Care	1.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCVI :: ProShares Trust :: Management Discussion of Fund Performance

  EPV  UltraShort MSCI Europe

ProShares UltraShort MSCI Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the MSCI Europe Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 10.17%1. For the same period, the Index had a total return of –23.58%2 and a volatility of 30.11%. For the period, the Fund had an average daily volume of 286,469 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Europe from June 16, 2009 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (6/16/09)
ProShares UltraShort MSCI Europe	10.17%	-33.99%
MSCI Europe Index	-23.58%	4.18%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Europe	1.13%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Europe Index – Country

% of Index
United Kingdom	36.6%
France	13.9%
Switzerland	13.7%
Germany	12.9%
Other	5.5%
Sweden	4.8%
Netherlands	3.8%
Spain	3.7%
Italy	3.2%
Denmark	1.9%

MSCI Europe Index – Composition

% of Index
Financials	17.4%
Consumer Staples	15.2%
Health Care	12.5%
Energy	11.7%
Industrials	10.8%
Materials	9.5%
Consumer Discretionary	8.9%
Telecommunication Services	6.5%
Utilities	4.6%
Information Technology	2.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCVII

  UltraShort MSCI Pacific ex-Japan  JPX

ProShares UltraShort MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 5.81%1. For the same period, the Index had a total return of –16.62%2 and a volatility of 25.30%. For the period, the Fund had an average daily volume of 1,138 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Pacific ex-Japan from June 16, 2009 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (6/16/09)
ProShares UltraShort MSCI Pacific ex-Japan	5.81%	-37.44%
MSCI Pacific ex-Japan Index	-16.62%	11.60%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Pacific ex-Japan	5.13%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	63.4%
Hong Kong	21.9%
Singapore	13.7%
New Zealand	1.0%

MSCI Pacific ex-Japan Index – Composition

% of Index
Financials	48.4%
Materials	15.7%
Industrials	9.1%
Consumer Staples	6.6%
Consumer Discretionary	5.3%
Energy	4.3%
Utilities	4.3%
Telecommunication Services	3.3%
Health Care	2.5%
Information Technology	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCVIII :: ProShares Trust :: Management Discussion of Fund Performance

  BZQ  UltraShort MSCI Brazil

ProShares UltraShort MSCI Brazil (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the MSCI Brazil Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 42.53%1. For the same period, the Index had a total return of –27.46%2 and a volatility of 31.37%. For the period, the Fund had an average daily volume of 26,852 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort MSCI Brazil from June 16, 2009 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (6/16/09)
ProShares UltraShort MSCI Brazil	42.53%	-29.50%
MSCI Brazil Index	-27.46%	2.94%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Brazil	1.40%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(201%)
Futures Contracts	—
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil Index – Composition

% of Index
Financials	24.2%
Materials	20.2%
Energy	19.1%
Consumer Staples	13.5%
Utilities	7.2%
Industrials	4.1%
Consumer Discretionary	3.7%
Telecommunication Services	3.5%
Information Technology	3.5%
Health Care	1.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCIX

  UltraShort FTSE China 25  FXP

ProShares UltraShort FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the FTSE China 25 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 19.16%1. For the same period, the Index had a total return of –24.28%2 and a volatility of 31.51%. For the period, the Fund had an average daily volume of 471,062 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort FTSE China 25 from November 6, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (11/06/07)
ProShares UltraShort FTSE China 25	19.16%	-41.38%
FTSE China 25 Index	-24.28%	-11.26%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort FTSE China 25	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(199%)
Futures Contracts	—
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	54.9%
Energy	22.0%
Communications	18.0%
Industrials	2.3%
Basic Materials	2.0%
Consumer, Cyclical	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

C :: ProShares Trust :: Management Discussion of Fund Performance

  EWV  UltraShort MSCI Japan

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the MSCI Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of 7.48%1. For the same period, the Index had a total return of –10.32%2 and a volatility of 17.94%. For the period, the Fund had an average daily volume of 21,346 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in Japan.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Japan from November 6, 2007 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (11/06/07)
ProShares UltraShort MSCI Japan	7.48%	-9.17%
MSCI Japan Index	-10.32%	-7.30%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Japan	1.64%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(199%)
Futures Contracts	—
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	20.7%
Consumer Discretionary	20.2%
Financials	17.3%
Information Technology	12.0%
Materials	6.9%
Consumer Staples	6.7%
Health Care	6.5%
Telecommunication Services	4.5%
Utilities	3.6%
Energy	1.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CI

  UltraShort MSCI Mexico Investable Market  SMK

ProShares UltraShort MSCI Mexico Investable Market (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the MSCI Mexico Investable Market Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –7.56%1. For the same period, the Index had a total return of –10.93%2 and a volatility of 27.49%. For the period, the Fund had an average daily volume of 2,668 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Mexico Investable Market from June 16, 2009 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (6/16/09)
ProShares UltraShort MSCI Mexico Investable Market	-7.56%	-42.98%
MSCI Mexico Investable Market Index	-10.93%	15.95%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Mexico Investable Market	4.71%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico Investable Market Index – Composition

% of Index
Consumer Staples	29.1%
Telecommunication Services	28.8%
Materials	16.9%
Consumer Discretionary	10.2%
Financials	8.0%
Industrials	6.5%
Health Care	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CII :: ProShares Trust :: Management Discussion of Fund Performance

  TBX  Short 7-10 Year Treasury

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –14.76%1. For the same period, the Index had a total return of 15.22%2 with a volatility of 7.52%. For the period, the Fund had an average daily volume of 7,797 and an average daily statistical correlation of over 0.99 the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC, are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes ("TINs"), U.S. Treasury inflation-protected securities ("TIPs"), state and local government bonds ("SLGs"), and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short 7-10 Year Treasury from April 4, 2011 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (4/04/11)
ProShares Short 7-10 Year Treasury	-14.76%	-15.99%
Barclays Capital U.S. 7-10 Year Treasury Bond Index	15.22%	16.89%

Expense Ratios**

Fund	Gross	Net
ProShares Short 7-10 Year Treasury	3.76%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 7-10 Year Treasury
Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CIII

  Short 20+ Year Treasury  TBF

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –30.42%1. For the same period, the Index had a total return of 36.13%2 and a volatility of 19.97%. For the period, the Fund had an average daily volume of 609,115 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short 20+ Year Treasury from August 18, 2009 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (8/18/09)
ProShares Short 20+ Year Treasury	-30.42%	-17.77%
Barclays Capital U.S. 20+ Year Treasury Bond Index	36.13%	15.88%

Expense Ratios**

Fund	Gross	Net
ProShares Short 20+ Year Treasury	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(97%)
Futures Contracts	(5%)
Total Exposure	(102%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 20+ Year Treasury
Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CIV :: ProShares Trust :: Management Discussion of Fund Performance

  SJB  Short High Yield

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Markit iBoxx® $ Liquid High Yield Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –6.53%1. For the same period, the Index had a total return of 3.76%2 with a volatility of 6.76%. For the period, the Fund had an average daily volume of 67,767 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated sub-investment grade (below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC); are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short High Yield from March 21, 2011 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (3/21/11)
ProShares Short High Yield	-6.53%	-7.51%
Markit iBoxx $ Liquid High Yield Index	3.76%	4.92%

Expense Ratios**

Fund	Gross	Net
ProShares Short High Yield	3.66%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CV

  Short Investment Grade Corporate  IGS

ProShares Short Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Markit iBoxx® $ Liquid Investment Grade Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –11.00%1. For the same period, the Index had a total return of 9.33%2 with a volatility of 10.15%. For the period, the Fund had an average daily volume of 2,103 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC); are from issuers with at least $3 billion par outstanding; have at least $750 million of outstanding face value; and have at least three years remaining to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Short Investment Grade Corporate from March 28, 2011 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (3/28/11)
ProShares Short Investment Grade Corporate	-11.00%	-12.23%
Markit iBoxx $ Liquid Investment Grade Index	9.33%	11.04%

Expense Ratios**

Fund	Gross	Net
ProShares Short Investment Grade Corporate	4.88%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CVI :: ProShares Trust :: Management Discussion of Fund Performance

  TBZ  UltraShort 3-7 Year Treasury

ProShares UltraShort 3-7 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the Barclays Capital U.S. 3-7 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –13.52%1. For the same period, the Index had a total return of 6.66%2 with a volatility of 3.51%. For the period, the Fund had an average daily volume of 2,565 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of more than three years and less than seven years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort 3-7 Year Treasury from April 4, 2011 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (4/04/11)
ProShares UltraShort 3-7 Year Treasury	-13.52%	-16.27%
Barclays Capital U.S. 3-7 Year Treasury Bond Index	6.66%	8.38%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort 3-7 Year Treasury	4.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 3-7 Year Treasury
Bond Index – Composition

% of Index
3-7 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CVII

  UltraShort 7-10 Year Treasury  PST

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –27.30%1. For the same period, the Index had a total return of 15.22%2 and a volatility of 7.52%. For the period, the Fund had an average daily volume of 136,151 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes (TINs), U.S. Treasury inflation-protected securities (TIPs), state and local government bonds (SLGs), and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort 7-10 Year Treasury from April 29, 2008 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (4/29/08)
ProShares UltraShort 7-10 Year Treasury	-27.30%	-19.93%
Barclays Capital U.S. 7-10 Year Treasury Bond Index	15.22%	8.71%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort 7-10 Year Treasury	0.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(195%)
Futures Contracts	(6%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 7-10 Year Treasury
Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CVIII :: ProShares Trust :: Management Discussion of Fund Performance

  TBT  UltraShort 20+ Year Treasury

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –53.04%1. For the same period, the Index had a total return of 36.13%2 and a volatility of 19.97%. For the period, the Fund had an average daily volume of 10,734,626 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2012, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort 20+ Year Treasury from April 29, 2008 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (4/29/08)
ProShares UltraShort 20+ Year Treasury	-53.04%	-30.73%
Barclays Capital U.S. 20+ Year Treasury Bond Index	36.13%	12.56%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort 20+ Year Treasury	0.93%	0.93%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(193%)
Futures Contracts	(10%)
Total Exposure	(203%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 20+ Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CIX

  UltraShort TIPS  TPS

ProShares UltraShort TIPS (the "Fund") seeks daily investment results, before fees and expenses, that correspond to twice the inverse (–2x) of the daily performance of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2012, the Fund had a total return of –23.38%1. For the same period, the Index had a total return of 13.19%2 with a volatility of 6.30%. For the period, the Fund had an average daily volume of 16,303 and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes all publicly issued TIPS that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria and the securities of the Index are updated on the last calendar day of each month. TIPS are the inflation indexed bonds issued by the U.S. Treasury. The principal is adjusted by a designated inflation index, such as the consumer index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal, thus protecting the holder against inflation.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort TIPS from February 9, 2011 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (2/09/11)
ProShares UltraShort TIPS	-23.38%	-26.13%
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	13.19%	15.31%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort TIPS	3.36%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(199%)
Futures Contracts	—
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) — Composition

% of Index
TIPS (Series L)	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CX :: ProShares Trust :: Management Discussion of Fund Performance

  TTT  UltraPro Short 20+ Year Treasury

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on March 27, 2012 to May 31, 2012, the Fund had a total return of –31.88%1. For the same period, the Index had a total return of 12.68%2 and a volatility of 13.22%. For the period, the Fund had an average daily volume of 43,237 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as three times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

During the period, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

As the ProShares UltraPro Short 20+ Year Treasury does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short 20+ Year Treasury	1.12%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated March 29, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(300%)
Futures Contracts	—
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 20+ Year Treasury
Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CXI

  Credit Suisse 130/30  CSM

ProShares Credit Suisse 130/30 (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). For the year ended May 31, 2012, the Fund had a total return of –3.51%1. For the same period, the Index had a total return of -2.44%2 and a volatility of 23.44%. For the period, the Fund had an average daily volume of 18,738 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization (the "Universe") by applying a rules-based ranking and weighting methodology. The Index intends to provide representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date. The Index will have risk characteristics similar to the Universe and will generally rise and fall with the Universe, with the goal, but not guarantee, of incremental risk-adjusted outperformance as compared to the Universe.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the securities of the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Credit Suisse 130/30 from July 13, 2009 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (7/13/09)
ProShares Credit Suisse 130/30	-3.51%	15.57%
Credit Suisse 130/30 Large Cap Index	-2.44%	16.85%

Expense Ratios**

Fund	Gross	Net
ProShares Credit Suisse 130/30	1.16%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements (Long)	35%
Swap Agreements (Short)	(29%)
Futures Contracts	—
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.6%
Exxon Mobil Corp.	2.6%
Microsoft Corp.	1.6%
Philip Morris International, Inc.	1.2%
Google, Inc., Class A	1.2%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Consumer, Non-cyclical	19.0%
Technology	15.0%
Financials	14.9%
Industrials	11.4%
Energy	10.8%
Communications	10.0%
Consumer, Cyclical	9.6%
Utilities	5.4%
Basic Materials	3.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXII :: ProShares Trust :: Management Discussion of Fund Performance

  HDG  Hedge Replication ETF

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series (the "Benchmark"). From inception on July 12, 2011 to May 31, 2012, the Fund had a total return of –4.71%1. For the same period, the Benchmark had a total return of –4.14%2 and a volatility of 7.50%. For the period, the Fund had an average daily volume of 5,757 and an average daily statistical correlation of over 0.99 to the daily performance of the Benchmark.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Benchmark. The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are the (1) S&P 500 Total Return Index, (2) MSCI EAFE US Dollar Net Total Return Index, (3) MSCI Emerging Markets US Dollar Net Total Return Index, (4) Russell 2000 Total Return Index, (5) Three-month U.S. Treasury Bills, and (6) ProShares UltraShort Euro ETF.

During the period, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in or taking short positions in the Factors of the Benchmark. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Hedge Replication ETF from July 12, 2011 to May 31, 2012, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/12

Fund	Since Inception (7/12/11)
ProShares Hedge Replication ETF	-4.71%
Merrill Lynch Factor Model — Exchange Series Benchmark	-4.14%

Expense Ratios**

Fund	Gross	Net
ProShares Hedge Replication ETF	1.87%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	14%
U.S. Treasury Bill	67%
Swap Agreements (Long)	28%
Swap Agreements (Short)	(14%)
Short Euro Futures Contracts	8%
Total Exposure	103%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Novartis AG (ADR)	0.4%
BHP Billiton Ltd. (ADR)	0.4%
Siemens AG (ADR)	0.3%
Novo Nordisk A/S (ADR)	0.3%
Nippon Telegraph & Telephone Corp. (ADR)	0.3%

Merrill Lynch Factor Model – Exchange
Series – Composition

% of Benchmark
On-The-Run T-Bill	66.6%
MSCI EAFE® US Dollar Net Total Return Index	22.3%
Russell 2000® Total Return Index	14.0%
MSCI Emerging Markets Free US Dollar Net Total Return Index	6.6%
ProShares UltraShort Euro ETF	4.4%
S&P 500® Total Return Index	-13.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Benchmark is a price return Benchmark. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Benchmark. The impact of transaction costs and the deduction of expenses associated with an exchange-traded fund such as investment management and accounting fees are not reflected in the Benchmark calculation. It is not possible to invest directly in the Benchmark.

3  1.00 equals perfect correlation. Because the level of certain Factors of the Benchmark are not determined at the same time that the Fund's NAV is calculated, correlation to the Benchmark is measured by comparing a combination of the daily total return of: (a) the Factors that are determined at the same time that the Fund's NAV is determined; and (b) one or more U.S. exchange-traded securities or instruments that reflect the values of the Factors that are not determined at the same time that the Fund's NAV is determined (as of the Fund's NAV calculation time), to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CXIII

  RAFI® Long/Short  RALS

ProShares RAFI® Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the RAFI® U.S. Equity Long/Short Index (the "Index"). For the year ended May 31, 2012, the Fund had a total return of –12.10%1. For the same period, the Index had a total return of –11.00%2 and a volatility of 5.30%. For the period, the Fund had an average daily volume of 19,199 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index seeks to utilize the Research Affiliates Fundamental Index (RAFI®) weighting methodology to identify opportunities which are implemented through both long and short securities positions. The Index compares RAFI® constituent weightings to market capitalization (CAP) weights for a selection of U.S. domiciled publicly traded companies listed on major exchanges. The Index takes long positions in securities with larger RAFI® weights relative to their CAP weights. Short positions are taken in securities with smaller RAFI® weights relative to their CAP weights. The Index is rebalanced monthly such that it has equal dollar investments in both long and short positions and is reconstituted annually at which time new long and short positions are selected and weighted. Sector neutrality is also achieved during the annual reconstitution. The Index at any time may have significant positive or negative correlations with long-only market capitalization weighted indexes.

During the year ended May 31, 2012, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the securities of the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares RAFI® Long/Short from December 2, 2010 to May 31, 2012, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/12

Fund	One Year	Since Inception (12/02/10)
ProShares RAFI® Long/Short	-12.10%	-6.01%
RAFI U.S. Equity Long/Short Index	-11.00%	-4.80%

Expense Ratios**

Fund	Gross	Net
ProShares RAFI® Long/Short	2.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements (Long)	11%
Swap Agreements (Short)	(101%)
Futures Contracts	—
Net Exposure	0%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Bank of America Corp.	2.4%
AT&T, Inc.	1.6%
Verizon Communications, Inc.	1.6%
Citigroup, Inc.	1.5%
General Electric Co.	1.4%

RAFI U.S. Equity Index – Composition

% of Index
Financials	21.4%
Consumer, Non-cyclical	20.6%
Consumer, Cyclical	11.9%
Energy	10.9%
Industrials	10.1%
Communications	10.0%
Technology	6.0%
Utilities	5.7%
Basic Materials	3.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXIV :: ProShares Trust :: Management Discussion of Fund Performance

  GGOV  German Sovereign / Sub-Sovereign ETF

ProShares German Sovereign / Sub-Sovereign ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Markit iBoxx® EUR Germany Sovereign & Sub-Sovereign Liquid Index (the "Index"). From inception on January 24, 2012 to May 31, 2012, the Fund had a total return of –0.90%1. For the same period, the Index had a total return of –0.86%2 and a volatility of 8.33%. For the period, the Fund had an average daily volume of 871 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities that, in combination, should have similar return characteristics as the Index. The Index, published by Markit, seeks to track the performance of fixed rate debt securities of the Federal Republic of Germany ("Sovereign") as well as local governments and entities or agencies guaranteed by various German governments ("Sub-Sovereign") issuers. Qualifying constituents must be rated Investment Grade or higher (based on an average of ratings issued by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") and/or Fitch, Inc. ("Fitch")), have a minimum principal outstanding of 2 billion euros (or its equivalent) for Sovereign securities and 1 billion euros (or its equivalent) for Sub-Sovereign securities, and have a minimum remaining time to maturity of at least one year.

During the period, the Fund had invested in swap agreements as a substitute for investing directly in securities in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds had sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

As the ProShares German Sovereign / Sub-Sovereign ETF does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios**

Fund	Gross	Net
ProShares German Sovereign / Sub-Sovereign ETF	0.78%	0.45%

**Reflects the expense ratio as reported in the Prospectus dated January 25, 2012. Contractual fee waivers are in effect through January 25, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	98%
Swap Agreements	—
Futures Contracts	—
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Bundesrepublik Deutschland, 4.00%, due 01/04/37	4.9%
KFW, 3.38%, due 01/18/21	4.8%
KFW, 3.63%, due 01/20/20	4.8%
KFW, 3.88%, due 01/21/19	4.8%
Bundesrepublik Deutschland, 3.75%, due 01/04/19	4.8%

Markit iBoxx EUR Germany
Sovereign & Sub-Sovereign Liquid
Index – Composition

% of Index
Sub-Sovereign	75.8%
Sovereign	24.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CXV

  USD Covered Bond  COBO

ProShares USD Covered Bond (the "Fund") seeks investment results, before fees and expenses, that track the performance of the BNP Paribas Diversified USD Covered Bond IndexTM (the "Index"). From inception on May 21, 2012 to May 31, 2012, the Fund had a total return of 0.17%1. For the same period, the Index had a total return of 0.19%2 and a volatility of 1.14%. For the period, the Fund had an average daily volume of 225 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities, in combination, should have similar return characteristics as the Index. The Index, published by BNP Paribas, seeks to track the performance of U.S. dollar-denominated "Covered Bonds" that are generally rated AAA (or its equivalent). Covered Bonds are debt instruments issued by a financial institution that are secured by a segregated pool of financial assets (the "cover pool"), typically mortgages or public-sector loans. Covered Bonds differ from other debt instruments, including asset-backed securities, in that bondholders have a senior, unsecured claim against the issuing financial institution, which is secured by the cover pool in the event of default by such issuing financial institution. Further, the issuing financial institution typically maintains the cover pool in order to support the claims of Covered Bondholders in the event of default by the issuing financial institution.

As the ProShares USD Covered Bond does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios**

Fund	Gross	Net
ProShares USD Covered Bond	0.78%	0.35%

**Reflects the expense ratio as reported in the Prospectus dated May 23, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Covered Bonds	99%
Swap Agreements	—
Futures Contracts	—
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Toronto-Dominion Bank (The), 1.63%, due 09/14/16	4.1%
Toronto-Dominion Bank (The), 1.50%, due 03/13/17	3.8%
Bank of Nova Scotia, 1.95%, due 01/30/17	3.2%
Bank of Montreal, 2.63%, due 01/25/16	3.1%
Bank of Montreal, 1.95%, due 01/30/18	3.1%

BNP Paribas Diversified USD Covered Bond Index – Composition

% of Index
U.S. Dollar-Denominated Covered Bonds	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXVI :: ProShares Trust :: Management Discussion of Fund Performance

  RINF  30 Year TIPS/TSY Spread

ProShares 30 Year TIPS/TSY Spread (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (the "Index"). From inception on January 10, 2012 to May 31, 2012, the Fund had a total return of –3.70%1. For the same period, the Index had a total return of –3.22%2 and a volatility of 10.84%. For the period, the Fund had an average daily volume of 12,570 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

During the period, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the fixed income securities underlying the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

As the ProShares 30 Year TIPS/TSY Spread does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios**

Fund	Gross	Net
ProShares 30 Year TIPS/TSY Spread	0.98%	0.75%

**Reflects the expense ratio as reported in the Prospectus dated January 12, 2012. Contractual fee waivers are in effect through January 12, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	88%
Swap Agreements (Long)	12%
Swap Agreements (Short)	(136%)
Futures Contracts	—
Net Exposure	(36%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 30-Year Inflation
Breakeven Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	-136.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CXVII

  UltraPro 10 Year TIPS/TSY Spread  UINF

ProShares UltraPro 10 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on February 7, 2012 to May 31, 2012, the Fund had a total return of –3.38%1. For the same period, the Index had a total return of –0.75%2 and a volatility of 4.01%. For the period, the Fund had an average daily volume of 3,133 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3
The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as three times the daily return of the Index. The Index tracks the performance of long positions in the most recently issued 10-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

During the period, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the fixed income securities underlying the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

As the ProShares UltraPro 10 Year TIPS/TSY Spread does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro 10 Year TIPS/TSY Spread	0.98%	0.75%

**Reflects the expense ratio as reported in the Prospectus dated January 12, 2012. Contractual fee waivers are in effect through January 12, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	88%
Swap Agreements (Long)	212%
Swap Agreements (Short)	(334%)
Futures Contracts	—
Net Exposure	(34%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 10-Year Inflation
Breakeven Index – Composition

% of Index
10-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
10-Year U.S. Treasury Note	-111.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  FINF  Short 30 Year TIPS/TSY Spread

ProShares Short 30 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on January 10, 2012 to May 31, 2012, the Fund had a total return of 2.57%1. For the same period, the Index had a total return of –3.22%2 and a volatility of 10.84%. For the period, the Fund had an average daily volume of 9,608 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the inverse of the daily return of the Index. The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

During the period, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the fixed income securities underlying the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

As the ProShares Short 30 Year TIPS/TSY Spread does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios**

Fund	Gross	Net
ProShares Short 30 Year TIPS/TSY Spread	0.98%	0.75%

**Reflects the expense ratio as reported in the Prospectus dated January 12, 2012. Contractual fee waivers are in effect through January 12, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	84%
Swap Agreements (Long)	51%
Swap Agreements (Short)	(100%)
Futures Contracts	—
Net Exposure	35%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 30-Year Inflation
Breakeven Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	-136.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CXIX

  UltraPro Short 10 Year TIPS/TSY Spread  SINF

ProShares UltraPro Short 10 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on February 7, 2012 to May 31, 2012, the Fund had a total return of 2.09%1. For the same period, the Index had a total return of –0.75%2 and a volatility of 4.01%. For the period, the Fund had an average daily volume of 12,668 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as three times the inverse of the daily return of the Index. The Index tracks the performance of long positions in the most recently issued 10-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

During the period, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in or taking short positions in the fixed income securities underlying the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

As the ProShares UltraPro Short 10 Year TIPS/TSY Spread does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short 10 Year TIPS/TSY Spread	0.98%	0.75%

**Reflects the expense ratio as reported in the Prospectus dated January 12, 2012. Contractual fee waivers are in effect through January 12, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/12

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	86%
Swap Agreements (Long)	238%
Swap Agreements (Short)	(299%)
Futures Contracts	13%
Net Exposure	38%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 10-Year Inflation
Breakeven Index – Composition

% of Index
10-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
10-Year U.S. Treasury Note	-111.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXX :: ProShares Trust :: Management Discussion of Fund Performance

Expense Examples

Expense Examples (Unaudited) :: ProShares Trust :: CXXI

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, May 31, 2012.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, May 31, 2012.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 05/31/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra QQQ®
Actual	$1,000.00	$1,200.60	$5.23	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,072.40	$4.92	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,111.70	$4.70	0.89%
Hypothetical	$1,000.00	$1,020.55	$4.50	0.89%
Ultra Russell3000
Actual	$1,000.00	$1,105.20	$5.00	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,088.80	$4.96	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra SmallCap600
Actual	$1,000.00	$1,075.90	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000
Actual	$1,000.00	$1,059.20	$4.89	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro QQQ®
Actual	$1,000.00	$1,296.50	$5.45	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

CXXII :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Dow30SM
Actual	$1,000.00	$1,102.40	$4.99	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro S&P500®
Actual	$1,000.00	$1,158.80	$5.13	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro MidCap400
Actual	$1,000.00	$1,114.50	$5.02	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Russell2000
Actual	$1,000.00	$1,062.40	$4.90	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$1,097.10	$4.98	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell1000 Growth
Actual	$1,000.00	$1,122.20	$5.04	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell MidCap Value
Actual	$1,000.00	$1,087.60	$4.96	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$1,068.60	$4.91	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$1,071.80	$4.92	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$1,037.70	$4.84	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Basic Materials
Actual	$1,000.00	$863.60	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$1,424.40	$5.76	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,120.10	$5.04	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,245.30	$5.33	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: CXXIII

	Beginning Account Value	Ending Account Value 05/31/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Financials
Actual	$1,000.00	$1,202.20	$5.23	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Health Care
Actual	$1,000.00	$1,173.70	$5.16	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Industrials
Actual	$1,000.00	$1,080.10	$4.94	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$812.10	$4.30	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Real Estate
Actual	$1,000.00	$1,260.30	$5.37	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra KBW Regional Banking
Actual	$1,000.00	$1,216.70	$5.26	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Semiconductors
Actual	$1,000.00	$942.60	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Technology
Actual	$1,000.00	$1,143.30	$5.09	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,029.70	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Utilities
Actual	$1,000.00	$1,052.90	$4.88	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$864.50	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$875.90	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Europe
Actual	$1,000.00	$841.70	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Pacific ex-Japan
Actual	$1,000.00	$878.70	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

CXXIV :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra MSCI Brazil
Actual	$1,000.00	$761.30	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra FTSE China 25
Actual	$1,000.00	$838.40	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$893.20	$4.50	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Mexico Investable Market
Actual	$1,000.00	$966.60	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$1,104.20	$5.00	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$1,178.80	$5.17	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra High Yield
Actual	$1,000.00	$1,092.40	$4.97	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Investment Grade Corporate
Actual	$1,000.00	$1,153.50	$5.11	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short QQQ®
Actual	$1,000.00	$889.40	$4.49	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Dow30SM
Actual	$1,000.00	$948.20	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short S&P500®
Actual	$1,000.00	$930.10	$4.25	0.88%
Hypothetical	$1,000.00	$1,020.60	$4.45	0.88%
Short MidCap400
Actual	$1,000.00	$930.60	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short SmallCap600
Actual	$1,000.00	$930.70	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Russell2000
Actual	$1,000.00	$935.00	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: CXXV

	Beginning Account Value	Ending Account Value 05/31/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort QQQ®
Actual	$1,000.00	$785.60	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$896.40	$4.50	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort S&P500®
Actual	$1,000.00	$861.20	$4.09	0.88%
Hypothetical	$1,000.00	$1,020.60	$4.45	0.88%
UltraShort Russell3000
Actual	$1,000.00	$859.60	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MidCap400
Actual	$1,000.00	$856.80	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$853.10	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell2000
Actual	$1,000.00	$861.00	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short QQQ®
Actual	$1,000.00	$686.20	$4.00	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$842.60	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$790.60	$4.07	0.91%
Hypothetical	$1,000.00	$1,020.45	$4.60	0.91%
UltraPro Short MidCap400
Actual	$1,000.00	$779.00	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$779.10	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell1000 Value
Actual	$1,000.00	$867.10	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell1000 Growth
Actual	$1,000.00	$848.80	$4.39	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

CXXVI :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Russell MidCap Value
Actual	$1,000.00	$868.00	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell MidCap Growth
Actual	$1,000.00	$874.50	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell2000 Value
Actual	$1,000.00	$852.40	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell2000 Growth
Actual	$1,000.00	$871.40	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Basic Materials
Actual	$1,000.00	$1,029.90	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Financials
Actual	$1,000.00	$880.20	$4.47	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Oil & Gas
Actual	$1,000.00	$1,070.80	$4.92	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Real Estate
Actual	$1,000.00	$865.60	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short KBW Regional Banking
Actual	$1,000.00	$862.50	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$1,041.10	$4.85	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$650.20	$3.92	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$863.40	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$763.40	$4.19	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Financials
Actual	$1,000.00	$764.10	$4.19	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: CXXVII

	Beginning Account Value	Ending Account Value 05/31/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Health Care
Actual	$1,000.00	$820.80	$4.32	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Industrials
Actual	$1,000.00	$864.90	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$1,130.40	$5.06	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Real Estate
Actual	$1,000.00	$742.50	$4.14	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$963.70	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Technology
Actual	$1,000.00	$818.70	$4.32	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Telecommunications
Actual	$1,000.00	$922.00	$4.56	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Utilities
Actual	$1,000.00	$916.10	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MSCI EAFE
Actual	$1,000.00	$1,034.90	$4.83	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$1,019.30	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short FTSE China 25
Actual	$1,000.00	$1,034.40	$4.83	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$1,055.80	$4.88	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$1,018.60	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Europe
Actual	$1,000.00	$1,028.30	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

CXXVIII :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort MSCI Pacific ex-Japan
Actual	$1,000.00	$1,028.90	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Brazil
Actual	$1,000.00	$1,145.80	$5.10	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort FTSE China 25
Actual	$1,000.00	$1,043.10	$4.85	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$1,045.90	$4.86	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Mexico Investable Market
Actual	$1,000.00	$923.50	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short 7-10 Year Treasury
Actual	$1,000.00	$940.70	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$895.70	$4.50	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short High Yield
Actual	$1,000.00	$936.60	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Investment Grade Corporate
Actual	$1,000.00	$916.70	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort 3-7 Year Treasury
Actual	$1,000.00	$951.20	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$886.20	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$796.10	$4.00	0.89%
Hypothetical	$1,000.00	$1,020.55	$4.50	0.89%
UltraShort TIPS
Actual	$1,000.00	$907.30	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short 20+ Year Treasury (a)
Actual	$1,000.00	$681.20	$1.42	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: CXXIX

	Beginning Account Value	Ending Account Value 05/31/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Credit Suisse 130/30
Actual	$1,000.00	$1,052.40	$4.87	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Hedge Replication ETF
Actual	$1,000.00	$978.60	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
RAFI® Long/Short
Actual	$1,000.00	$955.00	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
German Sovereign / Sub-Sovereign ETF (b)
Actual	$1,000.00	$991.00	$1.57	0.45%
Hypothetical	$1,000.00	$1,022.75	$2.28	0.45%
USD Covered Bond (c)
Actual	$1,000.00	$1,001.70	$0.10	0.35%
Hypothetical	$1,000.00	$1,023.25	$1.77	0.35%
30 Year TIPS/TSY Spread (d)
Actual	$1,000.00	$963.00	$2.86	0.75%
Hypothetical	$1,000.00	$1,021.25	$3.79	0.75%
UltraPro 10 Year TIPS/TSY Spread (e)
Actual	$1,000.00	$966.20	$2.30	0.75%
Hypothetical	$1,000.00	$1,021.25	$3.79	0.75%
Short 30 Year TIPS/TSY Spread (d)
Actual	$1,000.00	$1,025.70	$2.95	0.75%
Hypothetical	$1,000.00	$1,021.25	$3.79	0.75%
UltraPro Short 10 Year TIPS/TSY Spread (e)
Actual	$1,000.00	$1,020.90	$2.36	0.75%
Hypothetical	$1,000.00	$1,021.25	$3.79	0.75%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)  The Fund commenced operations on March 27, 2012. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 65 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

(b)  The Fund commenced operations on January 24, 2012. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 128 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

(c)  The Fund commenced operations on May 21, 2012. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 10 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

(d)  The Fund commenced operations on January 10, 2012. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 142 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

(e)  The Fund commenced operations on February 7, 2012. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 114 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

CXXX :: ProShares Trust :: Expense Examples (Unaudited)

Schedule of Portfolio Investments

May 31, 2012 :: Schedule of Portfolio Investments :: 1

  Ultra QQQ®  QLD

Shares		Value
	Common Stocks (a) — 63.9%
	Consumer Discretionary — 10.4%
66,999	Amazon.com, Inc.*	$14,264,757
18,534	Apollo Group, Inc., Class A*	589,752
35,513	Bed Bath & Beyond, Inc.*	2,565,814
308,499	Comcast Corp., Class A	8,918,706
21,730	Ctrip.com International Ltd. (ADR)*	399,832
99,560	DIRECTV, Class A*	4,425,442
17,521	Dollar Tree, Inc.*	1,807,817
17,789	Expedia, Inc.	816,337
9,095	Fossil, Inc.*	665,390
28,653	Garmin Ltd.	1,230,933
80,366	Liberty Interactive Corp., Class A*	1,346,934
49,908	Mattel, Inc.	1,553,636
8,159	Netflix, Inc.*	517,607
246,673	News Corp., Class A	4,736,122
18,743	O'Reilly Automotive, Inc.*	1,795,392
7,332	priceline.com, Inc.*	4,586,093
33,660	Ross Stores, Inc.	2,128,322
15,651	Sears Holdings Corp.*	773,159
552,855	Sirius XM Radio, Inc.*	1,044,896
102,189	Staples, Inc.	1,342,764
110,915	Starbucks Corp.	6,088,124
72,042	Viacom, Inc., Class B	3,438,565
41,080	Virgin Media, Inc.	904,992
14,798	Wynn Resorts Ltd.	1,524,786
		67,466,172
	Consumer Staples — 1.6%
64,034	Costco Wholesale Corp.	5,531,897
22,795	Green Mountain Coffee Roasters, Inc.*	537,962
25,660	Monster Beverage Corp.*	1,862,916
26,847	Whole Foods Market, Inc.	2,378,913
		10,311,688
	Health Care — 6.9%
27,382	Alexion Pharmaceuticals, Inc.*	2,479,988
116,516	Amgen, Inc.	8,100,192
35,145	Biogen Idec, Inc.*	4,595,209
64,604	Celgene Corp.*	4,409,223
24,986	Cerner Corp.*	1,947,908
20,914	DENTSPLY International, Inc.	773,818
118,382	Express Scripts Holding Co.*	6,178,357
111,491	Gilead Sciences, Inc.*	5,568,975
13,216	Henry Schein, Inc.*	982,081
5,794	Intuitive Surgical, Inc.*	3,030,841
26,246	Life Technologies Corp.*	1,073,724
62,858	Mylan, Inc.*	1,362,133
13,735	Perrigo Co.	1,426,929
30,967	Vertex Pharmaceuticals, Inc.*	1,859,259
36,706	Warner Chilcott plc, Class A*	692,275
		44,480,912

Shares		Value
	Common Stocks (a) (continued)
	Industrials — 1.2%
24,048	C.H. Robinson Worldwide, Inc.	$1,401,037
31,220	Expeditors International of Washington, Inc.	1,194,165
43,474	Fastenal Co.	1,922,855
52,541	PACCAR, Inc.	1,973,965
12,480	Stericycle, Inc.*	1,089,005
		7,581,027
	Information Technology — 43.0%
165,311	Activision Blizzard, Inc.	1,940,751
72,699	Adobe Systems, Inc.*	2,257,304
26,178	Akamai Technologies, Inc.*	768,062
47,458	Altera Corp.	1,585,572
137,262	Apple, Inc.*	79,300,375
190,082	Applied Materials, Inc.	1,963,547
33,255	Autodesk, Inc.*	1,064,825
72,224	Automatic Data Processing, Inc.	3,766,482
35,891	Avago Technologies Ltd.	1,187,992
39,923	Baidu, Inc. (ADR)*	4,701,732
24,178	BMC Software, Inc.*	1,023,213
72,435	Broadcom Corp., Class A*	2,343,272
71,496	CA, Inc.	1,778,105
30,560	Check Point Software Technologies Ltd.*	1,565,894
792,932	Cisco Systems, Inc.	12,948,580
27,320	Citrix Systems, Inc.*	1,996,546
44,663	Cognizant Technology Solutions Corp., Class A*	2,601,620
264,490	Dell, Inc.*	3,261,162
189,459	eBay, Inc.*	7,424,898
48,787	Electronic Arts, Inc.*	664,479
11,657	F5 Networks, Inc.*	1,206,266
20,402	Fiserv, Inc.*	1,375,707
101,147	Flextronics International Ltd.*	649,364
37,975	Google, Inc., Class A*	22,058,158
11,916	Infosys Ltd. (ADR)	501,664
735,521	Intel Corp.	19,005,863
43,413	Intuit, Inc.	2,441,113
24,551	KLA-Tencor Corp.	1,125,172
17,649	Lam Research Corp.*	658,308
33,707	Linear Technology Corp.	978,177
85,904	Marvell Technology Group Ltd.*	1,076,377
42,952	Maxim Integrated Products, Inc.	1,080,672
28,273	Microchip Technology, Inc.	877,028
145,428	Micron Technology, Inc.*	849,299
1,235,304	Microsoft Corp.	36,058,524
52,791	NetApp, Inc.*	1,571,060
45,375	Nuance Communications, Inc.*	938,809
89,902	NVIDIA Corp.*	1,117,482
739,915	Oracle Corp.	19,585,550

See accompanying notes to the financial statements.

2 :: Schedule of Portfolio Investments :: May 31, 2012

  QLD  Ultra QQQ®

Shares		Value
	Common Stocks (a) (continued)
53,357	Paychex, Inc.	$1,599,109
249,018	QUALCOMM, Inc.	14,271,222
76,660	Research In Motion Ltd.*	791,898
35,687	SanDisk Corp.*	1,166,965
66,059	Seagate Technology plc	1,547,762
107,388	Symantec Corp.*	1,593,638
168,564	Texas Instruments, Inc.	4,800,703
23,483	VeriSign, Inc.*	897,755
38,545	Xilinx, Inc.	1,232,284
178,690	Yahoo!, Inc.*	2,723,236
		277,923,576
	Materials — 0.3%
8,207	Randgold Resources Ltd. (ADR)	651,226
17,776	Sigma-Aldrich Corp.	1,233,121
		1,884,347
	Telecommunication Services — 0.5%
128,856	Vodafone Group plc (ADR)	3,452,052
	Total Common Stocks (Cost $442,186,170)	413,099,774
Principal Amount
	U.S. Government & Agency Securities (a) — 9.8%
	Federal Home Loan Bank
$18,318,426	0.01%, due 06/01/12	18,318,426
	Federal Home Loan Mortgage Corp.
3,395,859	0.06%, due 06/01/12	3,395,859
	U.S. Treasury Bills
40,000,000	0.00%, due 06/28/12	39,997,960
1,900,000	0.00%, due 09/27/12	1,899,296
	Total U.S. Government & Agency Securities (Cost $63,611,541)	63,611,541

Principal Amount		Value
	Repurchase Agreements (a)(b) — 21.3%
$137,349,117	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $137,349,826	$137,349,117
	Total Repurchase Agreements (Cost $137,349,117)	137,349,117
	Total Investment Securities (Cost $643,146,828) — 95.0%	614,060,432
	Other assets less liabilities — 5.0%	32,236,300
	Net Assets — 100.0%	$646,296,732

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $120,890,887.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,052,622
Aggregate gross unrealized depreciation	(36,999,579)
Net unrealized depreciation	$(30,946,957)
Federal income tax cost of investments	$645,007,389

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	2,246	06/15/12	$113,434,230	$(3,962,778)

Cash collateral in the amount of $6,026,000 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 3

  Ultra QQQ®  QLD

Swap Agreements

Ultra QQQ® had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$23,279,946	$(1,394,777)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	109,138,016	(9,113,411)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	23,146,975	(1,660,889)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	17,254,573	(1,636,062)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	28,978,181	(1,392,091)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	32,332,557	(1,429,024)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	443,056,141	31,194,168
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	88,851,103	7,456,993
		$22,024,907

See accompanying notes to the financial statements.

4 :: Schedule of Portfolio Investments :: May 31, 2012

  DDM  Ultra Dow30SM

Shares		Value
	Common Stocks (a) — 39.6%
	Consumer Discretionary — 4.5%
49,736	Home Depot, Inc. (The)	$2,453,974
49,736	McDonald's Corp.	4,443,414
49,736	Walt Disney Co. (The)	2,273,433
		9,170,821
	Consumer Staples — 5.8%
49,736	Coca-Cola Co. (The)	3,716,771
49,736	Kraft Foods, Inc., Class A	1,903,397
49,736	Procter & Gamble Co. (The)	3,098,055
49,736	Wal-Mart Stores, Inc.	3,273,624
		11,991,847
	Energy — 4.3%
49,736	Chevron Corp.	4,889,546
49,736	Exxon Mobil Corp.	3,910,742
		8,800,288
	Financials — 3.8%
49,736	American Express Co.	2,776,761
49,736	Bank of America Corp.	365,560
49,736	JPMorgan Chase & Co.	1,648,748
49,736	Travelers Cos., Inc. (The)	3,108,003
		7,899,072
	Health Care — 3.0%
49,736	Johnson & Johnson	3,105,019
49,736	Merck & Co., Inc.	1,869,079
49,736	Pfizer, Inc.	1,087,726
		6,061,824
	Industrials — 8.1%
49,736	3M Co.	4,198,216
49,736	Boeing Co. (The)	3,462,123
49,736	Caterpillar, Inc.	4,357,868
49,736	General Electric Co.	949,460
49,736	United Technologies Corp.	3,685,935
		16,653,602
	Information Technology — 6.9%
49,736	Cisco Systems, Inc.	812,189
49,736	Hewlett-Packard Co.	1,128,013
49,736	Intel Corp.	1,285,178
49,736	International Business Machines Corp.	9,594,074
49,736	Microsoft Corp.	1,451,794
		14,271,248
	Materials — 1.4%
49,736	Alcoa, Inc.	425,243
49,736	E.I. du Pont de Nemours & Co.	2,400,259
		2,825,502

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 1.8%
49,736	AT&T, Inc.	$1,699,479
49,736	Verizon Communications, Inc.	2,071,007
		3,770,486
	Total Common Stocks (Cost $86,650,423)	81,444,690
Principal Amount
	U.S. Government & Agency Securities (a) — 10.9%
	Federal Home Loan Bank
$14,564,537	0.01%, due 06/01/12	14,564,537
	Federal Home Loan Mortgage Corp.
2,699,965	0.06%, due 06/01/12	2,699,965
	U.S. Treasury Bill
5,300,000	0.00%, due 09/27/12	5,298,037
	Total U.S. Government & Agency Securities (Cost $22,562,539)	22,562,539
	Repurchase Agreements (a)(b) — 49.6%
102,266,805	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $102,267,335	102,266,805
	Total Repurchase Agreements (Cost $102,266,805)	102,266,805
	Total Investment Securities (Cost $211,479,767) — 100.1%	206,274,034
	Liabilities in excess of other assets — (0.1%)	(176,803)
	Net Assets — 100.0%	$206,097,231

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $59,602,180.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,134,986
Aggregate gross unrealized depreciation	(7,340,719)
Net unrealized depreciation	$(5,205,733)
Federal income tax cost of investments	$211,479,767

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 5

  Ultra Dow30SM  DDM

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	363	06/15/12	$22,484,220	$(442,242)

Cash collateral in the amount of $1,177,935 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$22,691,444	$(1,152,573)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	149,227,516	(4,016,974)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	25,100,348	(1,149,192)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	10,068,143	(353,526)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	20,094,451	(1,141,496)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	38,284,721	506,321
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	42,794,497	1,380,806
		$(5,926,634)

See accompanying notes to the financial statements.

6 :: Schedule of Portfolio Investments :: May 31, 2012

  SSO  Ultra S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 73.2%
54,727	3M Co. (Industrials)	0.4%	$4,619,506
123,923	Abbott Laboratories (Health Care)	0.6%	7,657,202
161,220	Altria Group, Inc. (Consumer Staples)	0.4%	5,189,672
28,686	Amazon.com, Inc.* (Consumer Discretionary)	0.5%	6,107,536
79,977	American Express Co. (Financials)	0.3%	4,465,116
62,390	Amgen, Inc. (Health Care)	0.3%	4,337,353
73,466	Apple, Inc.* (Information Technology)	3.3%	42,443,512
467,250	AT&T, Inc. (Telecommunication Services)	1.3%	15,965,933
845,825	Bank of America Corp. (Financials)	0.5%	6,216,814
138,570	Berkshire Hathaway, Inc., Class B* (Financials)	0.9%	10,996,915
133,045	Bristol-Myers Squibb Co. (Health Care)	0.3%	4,435,720
51,022	Caterpillar, Inc. (Industrials)	0.4%	4,470,548
155,801	Chevron Corp. (Energy)	1.2%	15,316,796
424,476	Cisco Systems, Inc. (Information Technology)	0.5%	6,931,693
230,803	Citigroup, Inc. (Financials)	0.5%	6,118,588
178,385	Coca-Cola Co. (The) (Consumer Staples)	1.0%	13,330,711
212,500	Comcast Corp., Class A (Consumer Discretionary)	0.5%	6,143,375
100,856	ConocoPhillips (Energy)	0.4%	5,260,649
102,633	CVS Caremark Corp. (Consumer Staples)	0.4%	4,612,327
371,449	Exxon Mobil Corp. (Energy)	2.3%	29,207,035
833,915	General Electric Co. (Industrials)	1.2%	15,919,437
19,983	Google, Inc., Class A* (Information Technology)	0.9%	11,607,325
121,493	Home Depot, Inc. (The) (Consumer Discretionary)	0.5%	5,994,465
393,719	Intel Corp. (Information Technology)	0.8%	10,173,699
91,321	International Business Machines Corp. (Information Technology)	1.4%	17,615,821
216,348	Johnson & Johnson (Health Care)	1.1%	13,506,606
300,840	JPMorgan Chase & Co. (Financials)	0.8%	9,972,846
139,357	Kraft Foods, Inc., Class A (Consumer Staples)	0.4%	5,333,192
80,272	McDonald's Corp. (Consumer Discretionary)	0.6%	7,171,501

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
239,909	Merck & Co., Inc. (Health Care)	0.7%	$9,015,780
588,532	Microsoft Corp. (Information Technology)	1.3%	17,179,249
63,918	Occidental Petroleum Corp. (Energy)	0.4%	5,066,780
308,956	Oracle Corp. (Information Technology)	0.6%	8,178,065
123,778	PepsiCo, Inc. (Consumer Staples)	0.7%	8,398,337
594,103	Pfizer, Inc. (Health Care)	1.0%	12,993,033
135,695	Philip Morris International, Inc. (Consumer Staples)	0.9%	11,467,584
217,084	Procter & Gamble Co. (The) (Consumer Staples)	1.1%	13,522,162
133,305	QUALCOMM, Inc. (Information Technology)	0.6%	7,639,710
105,100	Schlumberger Ltd. (Energy)	0.5%	6,647,575
150,596	U.S. Bancorp (Financials)	0.4%	4,685,042
37,842	Union Pacific Corp. (Industrials)	0.3%	4,215,599
75,557	United Parcel Service, Inc., Class B (Industrials)	0.4%	5,662,242
71,733	United Technologies Corp. (Industrials)	0.4%	5,316,133
82,362	UnitedHealth Group, Inc. (Health Care)	0.4%	4,593,329
223,460	Verizon Communications, Inc. (Telecommunication Services)	0.7%	9,304,874
39,207	Visa, Inc., Class A (Information Technology)	0.4%	4,516,646
137,648	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	9,059,991
141,259	Walt Disney Co. (The) (Consumer Discretionary)	0.5%	6,456,949
415,582	Wells Fargo & Co. (Financials)	1.0%	13,319,403
12,904,889	Other Common Stocks	36.5%	465,501,625
	Total Common Stocks (Cost $992,766,151)		933,862,001
Principal Amount
	U.S. Government & Agency Securities (a) — 3.4%
	Federal Home Loan Bank
$33,939,210	0.01%, due 06/01/12		33,939,210
	Federal Home Loan Mortgage Corp.
6,291,631	0.06%, due 06/01/12		6,291,631
	U.S. Treasury Bill
3,800,000	0.00%, due 09/27/12		3,798,593
	Total U.S. Government & Agency Securities (Cost $44,029,434)		44,029,434

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 7

  Ultra S&P500®  SSO

Principal Amount		Value
	Repurchase Agreements (a)(b) — 18.1%
$231,058,608	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $231,059,801	$231,058,608
	Total Repurchase Agreements (Cost $231,058,608)	231,058,608
	Total Investment Securities (Cost $1,267,854,193) — 94.7%	1,208,950,043
	Other assets less liabilities — 5.3%	67,691,924
	Net Assets — 100.0%	$1,276,641,967

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $294,241,874.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,398,292
Aggregate gross unrealized depreciation	(95,761,278)
Net unrealized depreciation	$(60,362,986)
Federal income tax cost of investments	$1,269,313,029

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	1,304	06/15/12	$85,363,100	$(949,709)

Cash collateral in the amount of $6,321,253 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$1,057,960,839	$63,033,169
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	12,238,051	(526,795)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	15,003,777	(818,160)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	16,443,532	(855,590)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	70,332,505	3,698,018
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	18,453,532	(828,867)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	322,331,970	(6,137,034)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	21,297,993	(857,581)
		$56,707,160

See accompanying notes to the financial statements.

8 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  SSO  Ultra S&P500®

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	8.2%
Consumer Staples	8.4%
Energy	7.8%
Financials	10.4%
Health Care	8.7%
Industrials	7.7%
Information Technology	14.5%
Materials	2.5%
Telecommunication Services	2.3%
Utilities	2.7%
Other[1]	26.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 9

  Ultra Russell3000  UWC

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 18.1%
36	3M Co. (Industrials)	0.1%	$3,039
78	Abbott Laboratories (Health Care)	0.1%	4,820
105	Altria Group, Inc. (Consumer Staples)	0.1%	3,380
18	Amazon.com, Inc.* (Consumer Discretionary)	0.1%	3,832
53	American Express Co. (Financials)	0.1%	2,959
40	Amgen, Inc. (Health Care)	0.1%	2,781
46	Apple, Inc.* (Information Technology)	0.7%	26,576
296	AT&T, Inc. (Telecommunication Services)	0.2%	10,114
536	Bank of America Corp. (Financials)	0.1%	3,940
87	Berkshire Hathaway, Inc., Class B* (Financials)	0.2%	6,904
85	Bristol-Myers Squibb Co. (Health Care)	0.1%	2,834
32	Caterpillar, Inc. (Industrials)	0.1%	2,804
100	Chevron Corp. (Energy)	0.2%	9,831
275	Cisco Systems, Inc. (Information Technology)	0.1%	4,491
145	Citigroup, Inc. (Financials)	0.1%	3,844
99	Coca-Cola Co. (The) (Consumer Staples)	0.2%	7,398
138	Comcast Corp., Class A (Consumer Discretionary)	0.1%	3,990
66	ConocoPhillips (Energy)	0.1%	3,443
64	CVS Caremark Corp. (Consumer Staples)	0.1%	2,876
234	Exxon Mobil Corp. (Energy)	0.5%	18,399
530	General Electric Co. (Industrials)	0.2%	10,118
13	Google, Inc., Class A* (Information Technology)	0.2%	7,551
80	Home Depot, Inc. (The) (Consumer Discretionary)	0.1%	3,947
250	Intel Corp. (Information Technology)	0.1%	6,460
61	International Business Machines Corp. (Information Technology)	0.3%	11,767
137	Johnson & Johnson (Health Care)	0.2%	8,553
199	JPMorgan Chase & Co. (Financials)	0.1%	6,597
83	Kraft Foods, Inc., Class A (Consumer Staples)	0.1%	3,176

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
52	McDonald's Corp. (Consumer Discretionary)	0.1%	$4,646
154	Merck & Co., Inc. (Health Care)	0.1%	5,787
371	Microsoft Corp. (Information Technology)	0.3%	10,829
41	Occidental Petroleum Corp. (Energy)	0.1%	3,250
192	Oracle Corp. (Information Technology)	0.1%	5,082
79	PepsiCo, Inc. (Consumer Staples)	0.1%	5,360
374	Pfizer, Inc. (Health Care)	0.2%	8,179
89	Philip Morris International, Inc. (Consumer Staples)	0.2%	7,521
140	Procter & Gamble Co. (The) (Consumer Staples)	0.2%	8,721
83	QUALCOMM, Inc. (Information Technology)	0.1%	4,757
68	Schlumberger Ltd. (Energy)	0.1%	4,301
96	U.S. Bancorp (Financials)	0.1%	2,987
25	Union Pacific Corp. (Industrials)	0.1%	2,785
37	United Parcel Service, Inc., Class B (Industrials)	0.1%	2,773
46	United Technologies Corp. (Industrials)	0.1%	3,409
54	UnitedHealth Group, Inc. (Health Care)	0.1%	3,012
141	Verizon Communications, Inc. (Telecommunication Services)	0.1%	5,871
26	Visa, Inc., Class A (Information Technology)	0.1%	2,995
89	Wal-Mart Stores, Inc. (Consumer Staples)	0.1%	5,858
89	Walt Disney Co. (The) (Consumer Discretionary)	0.1%	4,068
246	Wells Fargo & Co. (Financials)	0.2%	7,884
15,016	Other Common Stocks	10.7%	425,632
	Total Common Stocks (Cost $763,519)		722,131
No. of Warrants
	Warrants — 0.0%
4	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	0.0%	—
	Total Warrants (Cost $—)		—

See accompanying notes to the financial statements.

10 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UWC  Ultra Russell3000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 5.9%
	Federal Home Loan Bank
$197,042	0.01%, due 06/01/12	$197,042
	Federal Home Loan Mortgage Corp.
36,527	0.06%, due 06/01/12	36,527
	Total U.S. Government & Agency Securities (Cost $233,569)	233,569
	Repurchase Agreements (a)(b) — 52.6%
2,085,346	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $2,085,357	2,085,346
	Total Repurchase Agreements (Cost $2,085,346)	2,085,346
	Total Investment Securities (Cost $3,082,434) — 76.6%	3,041,046
	Other assets less liabilities — 23.4%	926,856
	Net Assets — 100.0%	$3,967,902

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $— or 0.00% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $851,148.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,420
Aggregate gross unrealized depreciation	(54,002)
Net unrealized depreciation	$(41,582)
Federal income tax cost of investments	$3,082,628

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	$766,284	$5,995
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	2,292,909	(49,193)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	8,499	11,242
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	2,598	215,057
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	11,966	19,561
Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	840,924	135,278
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	3,291,811	157,053
		$494,993

Ultra Russell3000 invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	2.2%
Consumer Staples	1.8%
Energy	1.8%
Financials	2.8%
Health Care	2.1%
Industrials	2.0%
Information Technology	3.5%
Materials	0.7%
Telecommunication Services	0.5%
Utilities	0.7%
Other[1]	81.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 11

  Ultra MidCap400  MVV

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 67.3%
3,483	Advance Auto Parts, Inc. (Consumer Discretionary)	0.3%	$254,050
2,558	Affiliated Managers Group, Inc.* (Financials)	0.3%	263,653
4,248	Albemarle Corp. (Materials)	0.3%	257,854
693	Alleghany Corp.* (Financials)	0.3%	227,997
2,390	Alliance Data Systems Corp.* (Information Technology)	0.4%	301,140
5,303	Alliant Energy Corp. (Utilities)	0.3%	231,688
7,666	AMETEK, Inc. (Industrials)	0.5%	388,743
4,432	ANSYS, Inc.* (Information Technology)	0.4%	274,230
3,740	Ashland, Inc. (Materials)	0.3%	239,098
4,964	BE Aerospace, Inc.* (Industrials)	0.3%	215,040
3,764	Camden Property Trust (REIT) (Financials)	0.3%	245,074
6,802	Church & Dwight Co., Inc. (Consumer Staples)	0.5%	362,139
4,094	Cimarex Energy Co. (Energy)	0.3%	218,087
7,114	Donaldson Co., Inc. (Industrials)	0.3%	254,468
3,150	Energizer Holdings, Inc.* (Consumer Staples)	0.3%	229,667
2,229	Equinix, Inc.* (Information Technology)	0.5%	363,572
1,663	Essex Property Trust, Inc. (REIT) (Financials)	0.3%	250,215
2,567	Everest Re Group Ltd. (Financials)	0.3%	262,142
2,155	FactSet Research Systems, Inc. (Information Technology)	0.3%	227,202
3,041	Federal Realty Investment Trust (REIT) (Financials)	0.4%	298,869
7,224	Foot Locker, Inc. (Consumer Discretionary)	0.3%	229,290
4,288	Henry Schein, Inc.* (Health Care)	0.4%	318,641
9,946	HollyFrontier Corp. (Energy)	0.4%	293,208
2,847	Hubbell, Inc., Class B (Industrials)	0.3%	224,685
2,630	IDEXX Laboratories, Inc.* (Health Care)	0.3%	223,129
4,305	J.B. Hunt Transport Services, Inc. (Industrials)	0.3%	245,945
5,251	Kansas City Southern (Industrials)	0.4%	346,461
7,034	LKQ Corp.* (Consumer Discretionary)	0.3%	256,319
6,305	Macerich Co. (The) (REIT) (Financials)	0.5%	359,700

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,504	Mettler-Toledo International, Inc.* (Health Care)	0.3%	$234,805
7,244	Monster Beverage Corp.* (Consumer Staples)	0.7%	525,914
20,953	New York Community Bancorp, Inc. (Financials)	0.3%	258,770
5,160	Oceaneering International, Inc. (Energy)	0.3%	238,495
4,685	OGE Energy Corp. (Utilities)	0.3%	249,429
5,332	PetSmart, Inc. (Consumer Discretionary)	0.4%	343,594
6,124	Plains Exploration & Production Co.* (Energy)	0.3%	219,178
3,270	Polaris Industries, Inc. (Consumer Discretionary)	0.3%	248,422
3,229	PVH Corp. (Consumer Discretionary)	0.3%	261,549
4,980	Rackspace Hosting, Inc.* (Information Technology)	0.3%	246,361
5,848	Rayonier, Inc. (REIT) (Financials)	0.3%	251,289
6,371	Realty Income Corp. (REIT) (Financials)	0.3%	244,200
3,637	Regeneron Pharmaceuticals, Inc.* (Health Care)	0.6%	493,359
9,000	Skyworks Solutions, Inc.* (Information Technology)	0.3%	241,740
4,125	SL Green Realty Corp. (REIT) (Financials)	0.4%	309,416
3,406	Tractor Supply Co. (Consumer Discretionary)	0.4%	311,138
5,942	Trimble Navigation Ltd.* (Information Technology)	0.4%	280,254
10,668	UDR, Inc. (REIT) (Financials)	0.4%	276,301
4,458	Valspar Corp. (Materials)	0.3%	214,920
10,047	Vertex Pharmaceuticals, Inc.* (Health Care)	0.8%	603,222
1,536,017	Other Common Stocks	49.5%	38,675,935
	Total Common Stocks (Cost $51,099,674)		52,590,597
Principal Amount
	U.S. Government & Agency Securities (a) — 4.2%
	Federal Home Loan Bank
$2,761,723	0.01%, due 06/01/12		2,761,723
	Federal Home Loan Mortgage Corp.
511,967	0.06%, due 06/01/12		511,967
	Total U.S. Government & Agency Securities (Cost $3,273,690)		3,273,690

See accompanying notes to the financial statements.

12 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  MVV  Ultra MidCap400

Principal Amount		Value
	Repurchase Agreements (a)(b) — 26.5%
$20,671,889	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $20,671,997	$20,671,889
	Total Repurchase Agreements (Cost $20,671,889)	20,671,889
	Total Investment Securities (Cost $75,045,253) — 98.0%	76,536,176
	Other assets less liabilities — 2.0%	1,540,710
	Net Assets — 100.0%	$78,076,886

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $22,482,919.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,096,587
Aggregate gross unrealized depreciation	(2,618,975)
Net unrealized appreciation	$1,477,612
Federal income tax cost of investments	$75,058,564

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	36	06/15/12	$3,329,640	$(31,454)

Cash collateral in the amount of $258,801 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$53,138,155	$3,352,356
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	417,116	(198,986)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	375,169	(38,074)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	16,997,229	331,427
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	856,948	(30,101)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	27,979,325	(2,254,660)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	492,401	(180,531)
		$981,431

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 13

  Ultra MidCap400  MVV

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	9.2%
Consumer Staples	2.8%
Energy	3.6%
Financials	14.7%
Health Care	7.3%
Industrials	11.1%
Information Technology	10.7%
Materials	4.2%
Telecommunication Services	0.3%
Utilities	3.4%
Other[1]	32.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

14 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  SAA  Ultra SmallCap600

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 68.2%
1,324	A. O. Smith Corp. (Industrials)	0.3%	$61,116
2,337	Actuant Corp., Class A (Industrials)	0.3%	61,159
2,368	Align Technology, Inc.* (Health Care)	0.3%	73,953
3,058	Brunswick Corp. (Consumer Discretionary)	0.3%	66,970
1,305	Casey's General Stores, Inc. (Consumer Staples)	0.3%	73,902
1,746	Centene Corp.* (Health Care)	0.3%	63,101
2,198	Cirrus Logic, Inc.* (Information Technology)	0.3%	63,127
1,041	Coinstar, Inc.* (Consumer Discretionary)	0.3%	63,949
3,012	Colonial Properties Trust (REIT) (Financials)	0.3%	63,885
1,516	CommVault Systems, Inc.* (Information Technology)	0.3%	71,055
2,159	Cubist Pharmaceuticals, Inc.* (Health Care)	0.4%	86,619
1,056	Cymer, Inc.* (Information Technology)	0.2%	57,204
4,022	Darling International, Inc.* (Consumer Staples)	0.2%	56,348
5,758	DiamondRock Hospitality Co. (REIT) (Financials)	0.2%	57,235
2,283	EMCOR Group, Inc. (Industrials)	0.3%	62,440
1,600	Entertainment Properties Trust (REIT) (Financials)	0.3%	66,032
3,490	Extra Space Storage, Inc. (REIT) (Financials)	0.4%	98,976
1,298	FEI Co.* (Information Technology)	0.2%	59,409
862	Haemonetics Corp.* (Health Care)	0.2%	60,090
1,522	Hain Celestial Group, Inc. (The)* (Consumer Staples)	0.4%	84,456
2,673	Healthcare Realty Trust, Inc. (REIT) (Financials)	0.2%	58,485
2,343	Kilroy Realty Corp. (REIT) (Financials)	0.5%	107,567
2,937	LaSalle Hotel Properties (REIT) (Financials)	0.3%	81,002
1,138	Lufkin Industries, Inc. (Energy)	0.3%	65,401
1,757	Men's Wearhouse, Inc. (The) (Consumer Discretionary)	0.3%	63,234
1,404	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.4%	94,616
1,551	Moog, Inc., Class A* (Industrials)	0.2%	58,969
1,311	Mueller Industries, Inc. (Industrials)	0.2%	55,691

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,423	New Jersey Resources Corp. (Utilities)	0.2%	$59,737
1,614	Old Dominion Freight Line, Inc.* (Industrials)	0.3%	70,306
2,481	Piedmont Natural Gas Co., Inc. (Utilities)	0.3%	75,224
1,628	Pool Corp. (Consumer Discretionary)	0.3%	60,187
1,825	Post Properties, Inc. (REIT) (Financials)	0.4%	88,348
1,047	ProAssurance Corp. (Financials)	0.4%	92,283
2,181	Questcor Pharmaceuticals, Inc.* (Health Care)	0.4%	90,293
1,560	Robbins & Myers, Inc. (Industrials)	0.3%	71,120
2,038	Salix Pharmaceuticals Ltd.* (Health Care)	0.5%	105,589
718	SEACOR Holdings, Inc.* (Energy)	0.3%	61,899
1,580	Southwest Gas Corp. (Utilities)	0.3%	66,328
1,843	Stifel Financial Corp.* (Financials)	0.2%	58,589
6,410	Susquehanna Bancshares, Inc. (Financials)	0.3%	61,728
3,112	Tanger Factory Outlet Centers (REIT) (Financials)	0.4%	96,503
1,258	Teledyne Technologies, Inc.* (Industrials)	0.3%	74,952
1,031	Toro Co. (The) (Industrials)	0.3%	76,820
1,231	TreeHouse Foods, Inc.* (Consumer Staples)	0.3%	70,179
1,733	UIL Holdings Corp. (Utilities)	0.2%	58,593
1,672	United Natural Foods, Inc.* (Consumer Staples)	0.4%	84,770
1,469	ViaSat, Inc.* (Information Technology)	0.3%	61,727
1,668	Wolverine World Wide, Inc. (Consumer Discretionary)	0.3%	70,907
685,567	Other Common Stocks	53.3%	12,442,845
	Total Common Stocks (Cost $15,367,071)		15,934,918
Principal Amount
	U.S. Government & Agency Securities (a) — 4.3%
	Federal Home Loan Bank
$847,221	0.01%, due 06/01/12		847,221
	Federal Home Loan Mortgage Corp.
157,057	0.06%, due 06/01/12		157,057
	Total U.S. Government & Agency Securities (Cost $1,004,278)		1,004,278

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 15

  Ultra SmallCap600  SAA

Principal Amount		Value
	Repurchase Agreements (a)(b) — 24.0%
$5,591,206	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $5,591,235	$5,591,206
	Total Repurchase Agreements (Cost $5,591,206)	5,591,206
	Total Investment Securities (Cost $21,962,555) — 96.5%	22,530,402
	Other assets less liabilities — 3.5%	806,452
	Net Assets — 100.0%	$23,336,854

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $8,003,620.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,744,183
Aggregate gross unrealized depreciation	(2,608,825)
Net unrealized depreciation	$(864,642)
Federal income tax cost of investments	$23,395,044

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600TM Index	$25,984,241	$898,127
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	221,677	(9,215)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	1,220,023	(34,354)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600TM Index	756,829	(128,271)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600TM Index	205,444	(13,333)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	2,346,538	(175,732)
		$537,222

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	11.0%
Consumer Staples	3.1%
Energy	2.7%
Financials	13.6%
Health Care	7.5%
Industrials	10.5%
Information Technology	12.7%
Materials	3.8%
Telecommunication Services	0.4%
Utilities	2.9%
Other[1]	31.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

16 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UWM  Ultra Russell2000

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 60.4%
3,608	Acuity Brands, Inc. (Industrials)	0.1%	$196,636
5,971	Alaska Air Group, Inc.* (Industrials)	0.1%	204,805
6,182	American Campus Communities, Inc. (REIT) (Financials)	0.2%	271,390
13,809	Ariad Pharmaceuticals, Inc.* (Health Care)	0.2%	228,815
10,467	Ascena Retail Group, Inc.* (Consumer Discretionary)	0.1%	198,140
2,906	athenahealth, Inc.* (Health Care)	0.1%	211,237
12,818	BioMed Realty Trust, Inc. (REIT) (Financials)	0.2%	231,365
4,096	Carter's, Inc.* (Consumer Discretionary)	0.1%	220,897
12,362	CBL & Associates Properties, Inc. (REIT) (Financials)	0.1%	215,841
5,431	Cepheid, Inc.* (Health Care)	0.1%	205,455
4,201	CLARCOR, Inc. (Industrials)	0.1%	205,009
3,904	Clean Harbors, Inc.* (Industrials)	0.2%	242,321
5,081	Cleco Corp. (Utilities)	0.1%	207,508
3,720	Concur Technologies, Inc.* (Information Technology)	0.2%	230,082
5,245	Cubist Pharmaceuticals, Inc.* (Health Care)	0.1%	210,429
2,411	Dollar Thrifty Automotive Group, Inc.* (Industrials)	0.1%	196,689
6,275	Energy XXI Bermuda Ltd. (Energy)	0.1%	194,839
8,590	Extra Space Storage, Inc. (REIT) (Financials)	0.2%	243,612
6,358	Hancock Holding Co. (Financials)	0.1%	193,855
7,929	Hatteras Financial Corp. (REIT) (Financials)	0.2%	226,373
8,161	Hexcel Corp.* (Industrials)	0.1%	198,965
6,010	Highwoods Properties, Inc. (REIT) (Financials)	0.1%	193,883
7,064	HMS Holdings Corp.* (Health Care)	0.1%	189,245
4,003	Home Properties, Inc. (REIT) (Financials)	0.2%	239,940
7,193	Jack Henry & Associates, Inc. (Information Technology)	0.2%	237,441
5,692	Kilroy Realty Corp. (REIT) (Financials)	0.2%	261,320
7,090	LaSalle Hotel Properties (REIT) (Financials)	0.1%	195,542
2,611	Medivation, Inc.* (Health Care)	0.1%	219,925

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
29,669	MFA Financial, Inc. (REIT) (Financials)	0.2%	$226,078
3,410	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.2%	229,800
8,703	National Retail Properties, Inc. (REIT) (Financials)	0.2%	230,542
4,565	Nu Skin Enterprises, Inc., Class A (Consumer Staples)	0.1%	195,747
5,279	Onyx Pharmaceuticals, Inc.* (Health Care)	0.2%	241,673
9,925	Parametric Technology Corp.* (Information Technology)	0.1%	200,485
4,415	Post Properties, Inc. (REIT) (Financials)	0.1%	213,730
2,548	ProAssurance Corp. (Financials)	0.2%	224,581
4,866	Salix Pharmaceuticals Ltd.* (Health Care)	0.2%	252,107
3,839	Signature Bank/NY* (Financials)	0.2%	235,753
4,747	SolarWinds, Inc.* (Information Technology)	0.1%	217,697
9,447	Starwood Property Trust, Inc. (REIT) (Financials)	0.1%	189,318
3,574	SVB Financial Group* (Financials)	0.1%	213,225
7,159	Tanger Factory Outlet Centers (REIT) (Financials)	0.2%	222,001
3,134	Triumph Group, Inc. (Industrials)	0.1%	187,539
4,030	United Natural Foods, Inc.* (Consumer Staples)	0.1%	204,321
6,779	United Rentals, Inc.* (Industrials)	0.2%	234,214
8,164	Vivus, Inc.* (Health Care)	0.1%	202,386
3,546	WellCare Health Plans, Inc.* (Health Care)	0.1%	200,243
5,124	Woodward, Inc. (Industrials)	0.1%	193,226
5,900	World Fuel Services Corp. (Energy)	0.2%	221,250
6,138,356	Other Common Stocks	53.5%	82,607,043
	Total Common Stocks (Cost $114,191,289)		93,214,518
No. of Rights
	Rights — 0.0% ‡
795	Hampton Roads Bankshares, Inc., expiring 06/30/12 at $0.70*^	0.0%	2,185
	Total Rights (Cost $6,162)		2,185

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 17

  Ultra Russell2000  UWM

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0%
1,514	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	0.0%	$—
	Total Warrants (Cost $—)		—
Principal Amount
	U.S. Government & Agency Securities (a) — 10.4%
	Federal Home Loan Bank
$6,427,875	0.01%, due 06/01/12		6,427,875
	Federal Home Loan Mortgage Corp.
1,191,596	0.06%, due 06/01/12		1,191,596
	U.S. Treasury Bills
8,000,000	0.00%, due 06/28/12		7,999,643
500,000	0.00%, due 09/27/12		499,816
	Total U.S. Government & Agency Securities (Cost $16,118,930)		16,118,930
	Repurchase Agreements (a)(b) — 32.6%
50,332,539	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $50,332,800		50,332,539
	Total Repurchase Agreements (Cost $50,332,539)		50,332,539
	Total Investment Securities (Cost $180,648,920) — 103.4%		159,668,172
	Liabilities in excess of other assets — (3.4%)		(5,253,913)
	Net Assets — 100.0%		$154,414,259

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $2,185 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $54,674,374.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,481,314
Aggregate gross unrealized depreciation	(24,490,821)
Net unrealized depreciation	$(23,009,507)
Federal income tax cost of investments	$182,677,679

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	61	06/15/12	$4,639,050	$(15,575)

Cash collateral in the amount of $414,190 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

See accompanying notes to the financial statements.

18 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UWM  Ultra Russell2000

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$2,371,356	$(220,307)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	102,953,314	(8,411,736)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	2,823,754	(238,460)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	6,438,726	(102,447)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	1,071,524	(268,653)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	41,204,231	906,359
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	54,112,195	1,502,172
		$(6,833,072)

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	8.4%
Consumer Staples	2.2%
Energy	3.5%
Financials	14.2%
Health Care	7.8%
Industrials	9.4%
Information Technology	9.7%
Materials	2.6%
Telecommunication Services	0.5%
Utilities	2.1%
Other[1]	39.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 19

  UltraPro QQQ®  TQQQ

Shares		Value
	Common Stocks (a) — 82.2%
	Consumer Discretionary — 13.4%
25,793	Amazon.com, Inc.*	$5,491,588
7,137	Apollo Group, Inc., Class A*	227,099
13,675	Bed Bath & Beyond, Inc.*	988,019
118,768	Comcast Corp., Class A	3,433,583
8,368	Ctrip.com International Ltd. (ADR)*	153,971
38,330	DIRECTV, Class A*	1,703,769
6,746	Dollar Tree, Inc.*	696,052
6,851	Expedia, Inc.	314,392
3,500	Fossil, Inc.*	256,060
11,029	Garmin Ltd.	473,806
30,942	Liberty Interactive Corp., Class A*	518,588
19,212	Mattel, Inc.	598,070
3,141	Netflix, Inc.*	199,265
94,966	News Corp., Class A	1,823,347
7,217	O'Reilly Automotive, Inc.*	691,317
2,821	priceline.com, Inc.*	1,764,507
12,959	Ross Stores, Inc.	819,398
6,026	Sears Holdings Corp.*	297,684
212,842	Sirius XM Radio, Inc.*	402,271
39,340	Staples, Inc.	516,928
42,702	Starbucks Corp.	2,343,913
27,736	Viacom, Inc., Class B	1,323,839
15,813	Virgin Media, Inc.	348,360
5,699	Wynn Resorts Ltd.	587,225
		25,973,051
	Consumer Staples — 2.0%
24,649	Costco Wholesale Corp.	2,129,427
8,777	Green Mountain Coffee Roasters, Inc.*	207,137
9,879	Monster Beverage Corp.*	717,215
10,337	Whole Foods Market, Inc.	915,962
		3,969,741
	Health Care — 8.9%
10,543	Alexion Pharmaceuticals, Inc.*	954,879
44,857	Amgen, Inc.	3,118,459
13,532	Biogen Idec, Inc.*	1,769,309
24,870	Celgene Corp.*	1,697,377
9,617	Cerner Corp.*	749,741
8,049	DENTSPLY International, Inc.	297,813
45,577	Express Scripts Holding Co.*	2,378,664
42,924	Gilead Sciences, Inc.*	2,144,054
5,088	Henry Schein, Inc.*	378,089
2,230	Intuitive Surgical, Inc.*	1,166,513
10,104	Life Technologies Corp.*	413,355
24,197	Mylan, Inc.*	524,349
5,288	Perrigo Co.	549,370
11,922	Vertex Pharmaceuticals, Inc.*	715,797
14,132	Warner Chilcott plc, Class A*	266,530
		17,124,299

Shares		Value
	Common Stocks (a) (continued)
	Industrials — 1.5%
9,258	C.H. Robinson Worldwide, Inc.	$539,371
12,021	Expeditors International of Washington, Inc.	459,803
16,735	Fastenal Co.	740,189
20,227	PACCAR, Inc.	759,929
4,804	Stericycle, Inc.*	419,197
		2,918,489
	Information Technology — 55.3%
63,643	Activision Blizzard, Inc.	747,168
27,987	Adobe Systems, Inc.*	868,996
10,077	Akamai Technologies, Inc.*	295,659
18,271	Altera Corp.	610,434
52,846	Apple, Inc.*	30,530,720
73,179	Applied Materials, Inc.	755,939
12,804	Autodesk, Inc.*	409,984
27,805	Automatic Data Processing, Inc.	1,450,031
13,819	Avago Technologies Ltd.	457,409
15,372	Baidu, Inc. (ADR)*	1,810,360
9,310	BMC Software, Inc.*	393,999
27,886	Broadcom Corp., Class A*	902,112
27,525	CA, Inc.	684,547
11,766	Check Point Software Technologies Ltd.*	602,890
305,271	Cisco Systems, Inc.	4,985,075
10,519	Citrix Systems, Inc.*	768,728
17,196	Cognizant Technology Solutions Corp., Class A*	1,001,667
101,824	Dell, Inc.*	1,255,490
72,941	eBay, Inc.*	2,858,558
18,783	Electronic Arts, Inc.*	255,824
4,489	F5 Networks, Inc.*	464,522
7,854	Fiserv, Inc.*	529,595
38,941	Flextronics International Ltd.*	250,001
14,622	Google, Inc., Class A*	8,493,335
4,588	Infosys Ltd. (ADR)	193,155
283,167	Intel Corp.	7,317,035
16,716	Intuit, Inc.	939,941
9,451	KLA-Tencor Corp.	433,139
6,795	Lam Research Corp.*	253,453
12,978	Linear Technology Corp.	376,621
33,073	Marvell Technology Group Ltd.*	414,405
16,538	Maxim Integrated Products, Inc.	416,096
10,884	Microchip Technology, Inc.	337,622
55,989	Micron Technology, Inc.*	326,976
475,580	Microsoft Corp.	13,882,180
20,327	NetApp, Inc.*	604,931
17,469	Nuance Communications, Inc.*	361,434
34,611	NVIDIA Corp.*	430,215
284,860	Oracle Corp.	7,540,244

See accompanying notes to the financial statements.

20 :: Schedule of Portfolio Investments :: May 31, 2012

  TQQQ  UltraPro QQQ®

Shares		Value
	Common Stocks (a) (continued)
20,543	Paychex, Inc.	$615,674
95,868	QUALCOMM, Inc.	5,494,195
29,514	Research In Motion Ltd.*	304,880
13,740	SanDisk Corp.*	449,298
25,434	Seagate Technology plc	595,919
41,343	Symantec Corp.*	613,530
64,895	Texas Instruments, Inc.	1,848,210
9,042	VeriSign, Inc.*	345,676
14,840	Xilinx, Inc.	474,435
68,796	Yahoo!, Inc.*	1,048,451
		107,000,758
	Materials — 0.4%
3,160	Randgold Resources Ltd. (ADR)	250,746
6,843	Sigma-Aldrich Corp.	474,699
		725,445
	Telecommunication Services — 0.7%
49,611	Vodafone Group plc (ADR)	1,329,079
	Total Common Stocks (Cost $167,531,615)	159,040,862
Principal Amount
	U.S. Government & Agency Securities (a) — 0.7%
	Federal Home Loan Bank
$1,079,855	0.01%, due 06/01/12	1,079,855
	Federal Home Loan Mortgage Corp.
200,183	0.06%, due 06/01/12	200,183
	Total U.S. Government & Agency Securities (Cost $1,280,038)	1,280,038

Principal Amount		Value
	Repurchase Agreements (a)(b) — 9.6%
$18,529,070	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $18,529,165	$18,529,070
	Total Repurchase Agreements (Cost $18,529,070)	18,529,070
	Total Investment Securities (Cost $187,340,723) — 92.5%	178,849,970
	Other assets less liabilities — 7.5%	14,596,313
	Net Assets — 100.0%	$193,446,283

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $87,100,581.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,532,637
Aggregate gross unrealized depreciation	(12,306,194)
Net unrealized depreciation	$(8,773,557)
Federal income tax cost of investments	$187,623,527

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	504	06/15/12	$25,454,520	$(556,026)

Cash collateral in the amount of $1,467,200 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 21

  UltraPro QQQ®  TQQQ

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$30,492,771	$(2,342,793)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	107,584,298	225,817
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	43,563,190	(1,551,869)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	31,727,556	(1,456,688)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	21,388,663	(945,329)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	50,577,496	3,561,000
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	110,519,023	9,275,514
		$6,765,652

See accompanying notes to the financial statements.

22 :: Schedule of Portfolio Investments :: May 31, 2012

  UDOW  UltraPro Dow30SM

Shares		Value
	Common Stocks (a) — 18.9%
	Consumer Discretionary — 2.1%
5,037	Home Depot, Inc. (The)	$248,526
5,037	McDonald's Corp.	450,005
5,037	Walt Disney Co. (The)	230,241
		928,772
	Consumer Staples — 2.8%
5,037	Coca-Cola Co. (The)	376,415
5,037	Kraft Foods, Inc., Class A	192,766
5,037	Procter & Gamble Co. (The)	313,755
5,037	Wal-Mart Stores, Inc.	331,535
		1,214,471
	Energy — 2.0%
5,037	Chevron Corp.	495,188
5,037	Exxon Mobil Corp.	396,059
		891,247
	Financials — 1.8%
5,037	American Express Co.	281,216
5,037	Bank of America Corp.	37,022
5,037	JPMorgan Chase & Co.	166,976
5,037	Travelers Cos., Inc. (The)	314,762
		799,976
	Health Care — 1.4%
5,037	Johnson & Johnson	314,460
5,037	Merck & Co., Inc.	189,291
5,037	Pfizer, Inc.	110,159
		613,910
	Industrials — 3.9%
5,037	3M Co.	425,173
5,037	Boeing Co. (The)	350,626
5,037	Caterpillar, Inc.	441,342
5,037	General Electric Co.	96,156
5,037	United Technologies Corp.	373,292
		1,686,589
	Information Technology — 3.3%
5,037	Cisco Systems, Inc.	82,254
5,037	Hewlett-Packard Co.	114,239
5,037	Intel Corp.	130,156
5,037	International Business Machines Corp.	971,638
5,037	Microsoft Corp.	147,030
		1,445,317
	Materials — 0.7%
5,037	Alcoa, Inc.	43,066
5,037	E.I. du Pont de Nemours & Co.	243,086
		286,152

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 0.9%
5,037	AT&T, Inc.	$172,114
5,037	Verizon Communications, Inc.	209,741
		381,855
	Total Common Stocks (Cost $8,847,447)	8,248,289
Principal Amount
	U.S. Government & Agency Securities (a) — 5.6%
	Federal Home Loan Bank
$2,058,486	0.01%, due 06/01/12	2,058,486
	Federal Home Loan Mortgage Corp.
381,601	0.06%, due 06/01/12	381,601
	Total U.S. Government & Agency Securities (Cost $2,440,087)	2,440,087
	Repurchase Agreements (a)(b) — 62.0%
27,129,038	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $27,129,180	27,129,038
	Total Repurchase Agreements (Cost $27,129,038)	27,129,038
	Total Investment Securities (Cost $38,416,572) — 86.5%	37,817,414
	Other assets less liabilities — 13.5%	5,925,409
	Net Assets — 100.0%	$43,742,823

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $14,235,440.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$152,294
Aggregate gross unrealized depreciation	(751,452)
Net unrealized depreciation	$(599,158)
Federal income tax cost of investments	$38,416,572

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 23

  UltraPro Dow30SM  UDOW

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	76	06/15/12	$4,707,440	$(45,841)

Cash collateral in the amount of $246,620 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$5,618,764	$(428,085)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	24,642,325	(573,468)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	2,980,635	(443,413)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	10,894,290	(499,212)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones Industrial AverageSM Index	3,177,892	(145,617)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	9,755,745	129,021
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	61,201,567	1,974,728
		$13,954

See accompanying notes to the financial statements.

24 :: Schedule of Portfolio Investments :: May 31, 2012

  UPRO  UltraPro S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 81.7%
13,102	3M Co. (Industrials)	0.4%	$1,105,940
29,660	Abbott Laboratories (Health Care)	0.7%	1,832,691
38,588	Altria Group, Inc. (Consumer Staples)	0.4%	1,242,148
6,867	Amazon.com, Inc.* (Consumer Discretionary)	0.5%	1,462,053
19,145	American Express Co. (Financials)	0.4%	1,068,865
14,930	Amgen, Inc. (Health Care)	0.4%	1,037,934
17,588	Apple, Inc.* (Information Technology)	3.7%	10,161,115
111,837	AT&T, Inc. (Telecommunication Services)	1.4%	3,821,470
202,452	Bank of America Corp. (Financials)	0.5%	1,488,022
33,166	Berkshire Hathaway, Inc., Class B* (Financials)	1.0%	2,632,054
31,844	Bristol-Myers Squibb Co. (Health Care)	0.4%	1,061,679
12,214	Caterpillar, Inc. (Industrials)	0.4%	1,070,191
37,293	Chevron Corp. (Energy)	1.3%	3,666,275
101,597	Cisco Systems, Inc. (Information Technology)	0.6%	1,659,079
55,247	Citigroup, Inc. (Financials)	0.5%	1,464,598
42,693	Coca-Cola Co. (The) (Consumer Staples)	1.2%	3,190,448
50,867	Comcast Corp., Class A (Consumer Discretionary)	0.5%	1,470,565
24,139	ConocoPhillips (Energy)	0.5%	1,259,090
24,568	CVS Caremark Corp. (Consumer Staples)	0.4%	1,104,086
88,909	Exxon Mobil Corp. (Energy)	2.6%	6,990,915
199,602	General Electric Co. (Industrials)	1.4%	3,810,402
4,783	Google, Inc., Class A* (Information Technology)	1.0%	2,778,253
29,080	Home Depot, Inc. (The) (Consumer Discretionary)	0.5%	1,434,807
94,242	Intel Corp. (Information Technology)	0.9%	2,435,213
21,857	International Business Machines Corp. (Information Technology)	1.5%	4,216,215
51,783	Johnson & Johnson (Health Care)	1.2%	3,232,813
72,010	JPMorgan Chase & Co. (Financials)	0.9%	2,387,131
33,354	Kraft Foods, Inc., Class A (Consumer Staples)	0.5%	1,276,458

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
19,215	McDonald's Corp. (Consumer Discretionary)	0.6%	$1,716,668
57,421	Merck & Co., Inc. (Health Care)	0.8%	2,157,881
140,870	Microsoft Corp. (Information Technology)	1.5%	4,111,995
15,299	Occidental Petroleum Corp. (Energy)	0.4%	1,212,752
73,948	Oracle Corp. (Information Technology)	0.7%	1,957,404
29,628	PepsiCo, Inc. (Consumer Staples)	0.7%	2,010,260
142,203	Pfizer, Inc. (Health Care)	1.1%	3,109,980
32,482	Philip Morris International, Inc. (Consumer Staples)	1.0%	2,745,054
51,959	Procter & Gamble Co. (The) (Consumer Staples)	1.2%	3,236,526
31,907	QUALCOMM, Inc. (Information Technology)	0.7%	1,828,590
25,159	Schlumberger Ltd. (Energy)	0.6%	1,591,307
36,047	U.S. Bancorp (Financials)	0.4%	1,121,422
9,055	Union Pacific Corp. (Industrials)	0.4%	1,008,727
18,084	United Parcel Service, Inc., Class B (Industrials)	0.5%	1,355,215
17,169	United Technologies Corp. (Industrials)	0.5%	1,272,395
19,712	UnitedHealth Group, Inc. (Health Care)	0.4%	1,099,338
53,487	Verizon Communications, Inc. (Telecommunication Services)	0.8%	2,227,199
9,385	Visa, Inc., Class A (Information Technology)	0.4%	1,081,152
32,947	Wal-Mart Stores, Inc. (Consumer Staples)	0.8%	2,168,571
33,811	Walt Disney Co. (The) (Consumer Discretionary)	0.6%	1,545,501
99,471	Wells Fargo & Co. (Financials)	1.2%	3,188,045
3,088,540	Other Common Stocks	40.7%	111,422,136
	Total Common Stocks (Cost $223,876,391)		223,528,628
Principal Amount
	U.S. Government & Agency Securities (a) — 2.6%
	Federal Home Loan Bank
$6,037,343	0.01%, due 06/01/12		6,037,343
	Federal Home Loan Mortgage Corp.
1,119,199	0.06%, due 06/01/12		1,119,199
	Total U.S. Government & Agency Securities (Cost $7,156,542)		7,156,542

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 25

  UltraPro S&P500®  UPRO

Principal Amount		Value
	Repurchase Agreements (a)(b) — 14.9%
$40,869,368	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $40,869,580	$40,869,368
	Total Repurchase Agreements (Cost $40,869,368)	40,869,368
	Total Investment Securities (Cost $271,902,301) — 99.2%	271,554,538
	Other assets less liabilities — 0.8%	2,166,154
	Net Assets — 100.0%	$273,720,692

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $97,919,512.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,992,999
Aggregate gross unrealized depreciation	(5,372,729)
Net unrealized depreciation	$(379,730)
Federal income tax cost of investments	$271,934,268
Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	926	06/15/12	$60,618,275	$(496,633)

Cash collateral in the amount of $4,220,246 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$62,642,901	$2,035,882
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	20,434,429	(396,381)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	28,528,182	(676,859)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	9,926,643	(201,276)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	71,650,409	(1,477,440)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	24,851,156	(286,849)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	302,820,664	(5,765,548)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	16,144,297	(412,522)
		$(7,180,993)

See accompanying notes to the financial statements.

26 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UPRO  UltraPro S&P500®

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	9.2%
Consumer Staples	9.3%
Energy	8.7%
Financials	11.6%
Health Care	9.7%
Industrials	8.6%
Information Technology	16.2%
Materials	2.8%
Telecommunication Services	2.6%
Utilities	3.0%
Other[1]	18.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 27

  UltraPro MidCap400  UMDD

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 57.6%
867	Advance Auto Parts, Inc. (Consumer Discretionary)	0.3%	$63,239
637	Affiliated Managers Group, Inc.* (Financials)	0.3%	65,656
1,057	Albemarle Corp. (Materials)	0.3%	64,160
173	Alleghany Corp.* (Financials)	0.2%	56,917
595	Alliance Data Systems Corp.* (Information Technology)	0.3%	74,970
1,320	Alliant Energy Corp. (Utilities)	0.3%	57,671
1,908	AMETEK, Inc. (Industrials)	0.4%	96,755
1,103	ANSYS, Inc.* (Information Technology)	0.3%	68,248
931	Ashland, Inc. (Materials)	0.3%	59,519
1,236	BE Aerospace, Inc.* (Industrials)	0.2%	53,544
937	Camden Property Trust (REIT) (Financials)	0.3%	61,008
1,693	Church & Dwight Co., Inc. (Consumer Staples)	0.4%	90,135
1,019	Cimarex Energy Co. (Energy)	0.2%	54,282
1,771	Donaldson Co., Inc. (Industrials)	0.3%	63,349
784	Energizer Holdings, Inc.* (Consumer Staples)	0.2%	57,161
555	Equinix, Inc.* (Information Technology)	0.4%	90,526
414	Essex Property Trust, Inc. (REIT) (Financials)	0.3%	62,290
639	Everest Re Group Ltd. (Financials)	0.3%	65,255
536	FactSet Research Systems, Inc. (Information Technology)	0.2%	56,510
757	Federal Realty Investment Trust (REIT) (Financials)	0.3%	74,398
1,798	Foot Locker, Inc. (Consumer Discretionary)	0.2%	57,069
1,067	Henry Schein, Inc.* (Health Care)	0.4%	79,289
2,476	HollyFrontier Corp. (Energy)	0.3%	72,992
709	Hubbell, Inc., Class B (Industrials)	0.2%	55,954
655	IDEXX Laboratories, Inc.* (Health Care)	0.2%	55,570
1,072	J.B. Hunt Transport Services, Inc. (Industrials)	0.3%	61,243
1,307	Kansas City Southern (Industrials)	0.4%	86,236
1,751	LKQ Corp.* (Consumer Discretionary)	0.3%	63,806
1,569	Macerich Co. (The) (REIT) (Financials)	0.4%	89,511

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
374	Mettler-Toledo International, Inc.* (Health Care)	0.3%	$58,389
1,803	Monster Beverage Corp.* (Consumer Staples)	0.6%	130,898
5,215	New York Community Bancorp, Inc. (Financials)	0.3%	64,405
1,284	Oceaneering International, Inc. (Energy)	0.3%	59,346
1,166	OGE Energy Corp. (Utilities)	0.3%	62,078
1,327	PetSmart, Inc. (Consumer Discretionary)	0.4%	85,512
1,524	Plains Exploration & Production Co.* (Energy)	0.2%	54,544
814	Polaris Industries, Inc. (Consumer Discretionary)	0.3%	61,840
804	PVH Corp. (Consumer Discretionary)	0.3%	65,124
1,239	Rackspace Hosting, Inc.* (Information Technology)	0.3%	61,293
1,456	Rayonier, Inc. (REIT) (Financials)	0.3%	62,564
1,586	Realty Income Corp. (REIT) (Financials)	0.3%	60,791
905	Regeneron Pharmaceuticals, Inc.* (Health Care)	0.5%	122,763
2,240	Skyworks Solutions, Inc.* (Information Technology)	0.3%	60,166
1,027	SL Green Realty Corp. (REIT) (Financials)	0.3%	77,035
848	Tractor Supply Co. (Consumer Discretionary)	0.3%	77,465
1,479	Trimble Navigation Ltd.* (Information Technology)	0.3%	69,757
2,655	UDR, Inc. (REIT) (Financials)	0.3%	68,764
1,110	Valspar Corp. (Materials)	0.2%	53,513
2,501	Vertex Pharmaceuticals, Inc.* (Health Care)	0.7%	150,160
382,328	Other Common Stocks	42.3%	9,626,479
	Total Common Stocks (Cost $13,060,771)		13,090,149
Principal Amount
	U.S. Government & Agency Securities (a) — 3.2%
	Federal Home Loan Bank
$623,316	0.01%, due 06/01/12		623,316
	Federal Home Loan Mortgage Corp.
115,550	0.06%, due 06/01/12		115,550
	Total U.S. Government & Agency Securities (Cost $738,866)		738,866

See accompanying notes to the financial statements.

28 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UMDD  UltraPro MidCap400

Principal Amount		Value
	Repurchase Agreements (a)(b) — 39.1%
$8,901,924	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $8,901,970	$8,901,924
	Total Repurchase Agreements (Cost $8,901,924)	8,901,924
	Total Investment Securities (Cost $22,701,561) — 99.9%	22,730,939
	Other assets less liabilities — 0.1%	17,248
	Net Assets — 100.0%	$22,748,187

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $6,376,922.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$749,679
Aggregate gross unrealized depreciation	(721,964)
Net unrealized appreciation	$27,715
Federal income tax cost of investments	$22,703,224

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	30	06/15/12	$2,774,700	$(610)

Cash collateral in the amount of $219,982 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$5,753,688	$362,986
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	4,340,987	(133,225)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	5,473,970	(336,998)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	6,215,211	(177,639)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	3,720,961	(97,409)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	25,903,899	(283,503)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	965,790	(158,937)
		$(824,725)

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 29

  UltraPro MidCap400  UMDD

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	7.9%
Consumer Staples	2.4%
Energy	3.1%
Financials	12.6%
Health Care	6.2%
Industrials	9.5%
Information Technology	9.1%
Materials	3.6%
Telecommunication Services	0.3%
Utilities	2.9%
Other[1]	42.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

30 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  URTY  UltraPro Russell2000

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 66.9%
2,186	Acuity Brands, Inc. (Industrials)	0.1%	$119,137
3,616	Alaska Air Group, Inc.* (Industrials)	0.1%	124,029
3,744	American Campus Communities, Inc. (REIT) (Financials)	0.2%	164,362
8,364	Ariad Pharmaceuticals, Inc.* (Health Care)	0.2%	138,591
6,340	Ascena Retail Group, Inc.* (Consumer Discretionary)	0.1%	120,016
1,760	athenahealth, Inc.* (Health Care)	0.2%	127,934
7,763	BioMed Realty Trust, Inc. (REIT) (Financials)	0.2%	140,122
2,481	Carter's, Inc.* (Consumer Discretionary)	0.2%	133,800
7,487	CBL & Associates Properties, Inc. (REIT) (Financials)	0.2%	130,723
3,289	Cepheid, Inc.* (Health Care)	0.1%	124,423
2,544	CLARCOR, Inc. (Industrials)	0.1%	124,147
2,364	Clean Harbors, Inc.* (Industrials)	0.2%	146,733
3,077	Cleco Corp. (Utilities)	0.1%	125,665
2,253	Concur Technologies, Inc.* (Information Technology)	0.2%	139,348
3,177	Cubist Pharmaceuticals, Inc.* (Health Care)	0.1%	127,461
1,460	Dollar Thrifty Automotive Group, Inc.* (Industrials)	0.1%	119,107
3,801	Energy XXI Bermuda Ltd. (Energy)	0.1%	118,021
5,203	Extra Space Storage, Inc. (REIT) (Financials)	0.2%	147,557
3,851	Hancock Holding Co. (Financials)	0.1%	117,417
4,802	Hatteras Financial Corp. (REIT) (Financials)	0.2%	137,097
4,943	Hexcel Corp.* (Industrials)	0.1%	120,510
3,640	Highwoods Properties, Inc. (REIT) (Financials)	0.1%	117,426
4,278	HMS Holdings Corp.* (Health Care)	0.1%	114,608
2,424	Home Properties, Inc. (REIT) (Financials)	0.2%	145,295
4,357	Jack Henry & Associates, Inc. (Information Technology)	0.2%	143,825
3,447	Kilroy Realty Corp. (REIT) (Financials)	0.2%	158,252
4,294	LaSalle Hotel Properties (REIT) (Financials)	0.1%	118,429
1,582	Medivation, Inc.* (Health Care)	0.2%	133,252

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
17,969	MFA Financial, Inc. (REIT) (Financials)	0.2%	$136,924
2,065	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.2%	139,160
5,271	National Retail Properties, Inc. (REIT) (Financials)	0.2%	139,629
2,765	Nu Skin Enterprises, Inc., Class A (Consumer Staples)	0.1%	118,563
3,197	Onyx Pharmaceuticals, Inc.* (Health Care)	0.2%	146,359
6,011	Parametric Technology Corp.* (Information Technology)	0.1%	121,422
2,674	Post Properties, Inc. (REIT) (Financials)	0.2%	129,448
1,543	ProAssurance Corp. (Financials)	0.2%	136,000
2,947	Salix Pharmaceuticals Ltd.* (Health Care)	0.2%	152,684
2,325	Signature Bank/NY* (Financials)	0.2%	142,778
2,875	SolarWinds, Inc.* (Information Technology)	0.2%	131,848
5,722	Starwood Property Trust, Inc. (REIT) (Financials)	0.1%	114,669
2,164	SVB Financial Group* (Financials)	0.2%	129,104
4,336	Tanger Factory Outlet Centers (REIT) (Financials)	0.2%	134,459
1,898	Triumph Group, Inc. (Industrials)	0.1%	113,576
2,441	United Natural Foods, Inc.* (Consumer Staples)	0.1%	123,759
4,106	United Rentals, Inc.* (Industrials)	0.2%	141,862
4,944	Vivus, Inc.* (Health Care)	0.1%	122,562
2,148	WellCare Health Plans, Inc.* (Health Care)	0.1%	121,298
3,103	Woodward, Inc. (Industrials)	0.1%	117,014
3,573	World Fuel Services Corp. (Energy)	0.2%	133,988
3,717,761	Other Common Stocks	59.3%	50,032,287
	Total Common Stocks (Cost $54,156,121)		56,456,680
No. of Rights
	Rights — 0.0% ‡
496	Hampton Roads Bankshares, Inc., expiring 06/30/12 at $0.70*^	0.0%	1,363
	Total Rights (Cost $1,586)		1,363

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 31

  UltraPro Russell2000  URTY

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0%
243	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	0.0%	$—
	Total Warrants (Cost $—)		—
Principal Amount
	U.S. Government & Agency Securities (a) — 7.1%
	Federal Home Loan Bank
$2,300,282	0.01%, due 06/01/12		2,300,282
	Federal Home Loan Mortgage Corp.
426,425	0.06%, due 06/01/12		426,425
	U.S. Treasury Bills
2,000,000	0.00%, due 06/28/12		1,999,918
1,300,000	0.00%, due 09/27/12		1,299,518
	Total U.S. Government & Agency Securities (Cost $6,026,143)		6,026,143
	Repurchase Agreements (a)(b) — 23.1%
19,490,801	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $19,490,901		19,490,801
	Total Repurchase Agreements (Cost $19,490,801)		19,490,801
	Total Investment Securities (Cost $79,674,651) — 97.1%		81,974,987
	Other assets less liabilities — 2.9%		2,432,426
	Net Assets — 100.0%		$84,407,413

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $1,363 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $44,999,321.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,993,146
Aggregate gross unrealized depreciation	(3,454,042)
Net unrealized appreciation	$1,539,104
Federal income tax cost of investments	$80,435,883

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	215	06/15/12	$16,350,750	$(69,882)

Cash collateral in the amount of $1,459,850 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

See accompanying notes to the financial statements.

32 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  URTY  UltraPro Russell2000

Swap Agreements

  UltraPro Russell2000 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$13,293,133	$(445,085)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	31,792,557	(186,294)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	14,346,390	(570,868)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	9,869,755	(431,516)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	7,925,102	(323,219)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	21,568,130	474,428
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	81,611,184	2,265,553
		$782,999

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	9.3%
Consumer Staples	2.5%
Energy	3.8%
Financials	15.7%
Health Care	8.6%
Industrials	10.4%
Information Technology	10.8%
Materials	3.0%
Telecommunication Services	0.5%
Utilities	2.3%
Other[1]	33.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 33

  Ultra Russell1000 Value  UVG

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 52.9%
414	Amgen, Inc. (Health Care)	0.4%	$28,781
220	Anadarko Petroleum Corp. (Energy)	0.2%	13,420
3,082	AT&T, Inc. (Telecommunication Services)	1.6%	105,312
5,586	Bank of America Corp. (Financials)	0.6%	41,057
646	Bank of New York Mellon Corp. (The) (Financials)	0.2%	13,153
911	Berkshire Hathaway, Inc., Class B* (Financials)	1.1%	72,297
888	Bristol-Myers Squibb Co. (Health Care)	0.5%	29,606
260	Capital One Financial Corp. (Financials)	0.2%	13,356
987	Chevron Corp. (Energy)	1.5%	97,032
2,863	Cisco Systems, Inc. (Information Technology)	0.7%	46,753
1,512	Citigroup, Inc. (Financials)	0.6%	40,083
810	Comcast Corp., Class A (Consumer Discretionary)	0.4%	23,417
691	ConocoPhillips (Energy)	0.6%	36,043
667	CVS Caremark Corp. (Consumer Staples)	0.5%	29,975
300	Dominion Resources, Inc. (Utilities)	0.2%	15,618
612	Dow Chemical Co. (The) (Materials)	0.3%	19,009
693	Duke Energy Corp. (Utilities)	0.2%	15,232
356	Eli Lilly & Co. (Health Care)	0.2%	14,578
435	Exelon Corp. (Utilities)	0.2%	16,086
638	Exxon Mobil Corp. (Energy)	0.8%	50,166
155	FedEx Corp. (Industrials)	0.2%	13,817
5,520	General Electric Co. (Industrials)	1.6%	105,377
269	Goldman Sachs Group, Inc. (The) (Financials)	0.4%	25,743
1,034	Hewlett-Packard Co. (Information Technology)	0.4%	23,451
330	Home Depot, Inc. (The) (Consumer Discretionary)	0.3%	16,282
2,600	Intel Corp. (Information Technology)	1.0%	67,184
1,136	Johnson & Johnson (Health Care)	1.1%	70,920
2,068	JPMorgan Chase & Co. (Financials)	1.1%	68,554
860	Kraft Foods, Inc., Class A (Consumer Staples)	0.5%	32,912
624	Lowe's Cos., Inc. (Consumer Discretionary)	0.3%	16,673

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,606	Merck & Co., Inc. (Health Care)	1.0%	$60,354
220	National Oilwell Varco, Inc. (Energy)	0.2%	14,685
1,125	News Corp., Class A (Consumer Discretionary)	0.3%	21,600
220	NextEra Energy, Inc. (Utilities)	0.2%	14,375
301	Occidental Petroleum Corp. (Energy)	0.4%	23,860
3,897	Pfizer, Inc. (Health Care)	1.3%	85,227
274	PNC Financial Services Group, Inc. (Financials)	0.3%	16,829
1,355	Procter & Gamble Co. (The) (Consumer Staples)	1.3%	84,403
442	Southern Co. (The) (Utilities)	0.3%	20,292
340	Target Corp. (Consumer Discretionary)	0.3%	19,689
521	Time Warner, Inc. (Consumer Discretionary)	0.3%	17,959
1,003	U.S. Bancorp (Financials)	0.5%	31,203
214	Union Pacific Corp. (Industrials)	0.4%	23,840
564	UnitedHealth Group, Inc. (Health Care)	0.5%	31,454
1,140	Verizon Communications, Inc. (Telecommunication Services)	0.7%	47,470
184	Visa, Inc., Class A (Information Technology)	0.3%	21,197
222	Wal-Mart Stores, Inc. (Consumer Staples)	0.2%	14,612
931	Walt Disney Co. (The) (Consumer Discretionary)	0.7%	42,556
2,381	Wells Fargo & Co. (Financials)	1.2%	76,311
59,400	Other Common Stocks	24.6%	1,580,968
	Total Common Stocks (Cost $3,214,308)		3,410,771
Principal Amount
	U.S. Government & Agency Securities (a) — 5.1%
	Federal Home Loan Bank
$274,692	0.01%, due 06/01/12		274,692
	Federal Home Loan Mortgage Corp.
50,922	0.06%, due 06/01/12		50,922
	Total U.S. Government & Agency Securities (Cost $325,614)		325,614

See accompanying notes to the financial statements.

34 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UVG  Ultra Russell1000 Value

Principal Amount		Value
	Repurchase Agreements (a)(b) — 34.1%
$2,191,083	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $2,191,094	$2,191,083
	Total Repurchase Agreements (Cost $2,191,083)	2,191,083
	Total Investment Securities (Cost $5,731,005) — 92.1%	5,927,468
	Other assets less liabilities — 7.9%	506,312
	Net Assets — 100.0%	$6,433,780

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,740,925.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$214,426
Aggregate gross unrealized depreciation	(215,683)
Net unrealized depreciation	$(1,257)
Federal income tax cost of investments	$5,928,725

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$189,841	$(8,387)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	3,068,266	(154,606)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	3,553,506	555,003
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	2,645,248	108,364
		$500,374

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	5.0%
Consumer Staples	4.2%
Energy	5.8%
Financials	13.7%
Health Care	6.7%
Industrials	5.0%
Information Technology	4.5%
Materials	1.3%
Telecommunication Services	2.7%
Utilities	4.0%
Other[1]	47.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 35

  Ultra Russell1000 Growth  UKF

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 49.5%
579	3M Co. (Industrials)	0.4%	$48,873
1,346	Abbott Laboratories (Health Care)	0.7%	83,169
595	Accenture plc, Class A (Information Technology)	0.3%	33,974
1,440	Altria Group, Inc. (Consumer Staples)	0.4%	46,354
335	Amazon.com, Inc.* (Consumer Discretionary)	0.6%	71,325
586	American Express Co. (Financials)	0.3%	32,716
853	Apple, Inc.* (Information Technology)	3.9%	492,804
223	Biogen Idec, Inc.* (Health Care)	0.2%	29,157
604	Boeing Co. (The) (Industrials)	0.3%	42,044
594	Caterpillar, Inc. (Industrials)	0.4%	52,046
405	Celgene Corp.* (Health Care)	0.2%	27,641
1,822	Coca-Cola Co. (The) (Consumer Staples)	1.1%	136,158
407	Colgate-Palmolive Co. (Consumer Staples)	0.3%	40,008
1,109	Comcast Corp., Class A (Consumer Discretionary)	0.2%	32,061
403	Costco Wholesale Corp. (Consumer Staples)	0.3%	34,815
387	Deere & Co. (Industrials)	0.2%	28,588
604	DIRECTV, Class A* (Consumer Discretionary)	0.2%	26,848
856	E.I. du Pont de Nemours & Co. (Materials)	0.3%	41,311
1,897	EMC Corp.* (Information Technology)	0.4%	45,243
693	Emerson Electric Co. (Industrials)	0.3%	32,412
749	Express Scripts Holding Co.* (Health Care)	0.3%	39,090
3,182	Exxon Mobil Corp. (Energy)	2.0%	250,201
873	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.2%	27,971
726	Gilead Sciences, Inc.* (Health Care)	0.3%	36,264
232	Google, Inc., Class A* (Information Technology)	1.1%	134,760
888	Home Depot, Inc. (The) (Consumer Discretionary)	0.3%	43,814
726	Honeywell International, Inc. (Industrials)	0.3%	40,409
1,117	International Business Machines Corp. (Information Technology)	1.7%	215,469

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
516	Johnson & Johnson (Health Care)	0.3%	$32,214
99	Mastercard, Inc., Class A (Information Technology)	0.3%	40,244
957	McDonald's Corp. (Consumer Discretionary)	0.7%	85,498
852	Medtronic, Inc. (Health Care)	0.2%	31,388
6,842	Microsoft Corp. (Information Technology)	1.6%	199,718
494	Monsanto Co. (Materials)	0.3%	38,137
329	NIKE, Inc., Class B (Consumer Discretionary)	0.3%	35,591
3,541	Oracle Corp. (Information Technology)	0.7%	93,730
1,457	PepsiCo, Inc. (Consumer Staples)	0.8%	98,858
1,484	Philip Morris International, Inc. (Consumer Staples)	1.0%	125,413
280	Praxair, Inc. (Materials)	0.2%	29,747
46	priceline.com, Inc.* (Consumer Discretionary)	0.2%	28,773
1,539	QUALCOMM, Inc. (Information Technology)	0.7%	88,200
1,251	Schlumberger Ltd. (Energy)	0.6%	79,126
221	Simon Property Group, Inc. (REIT) (Financials)	0.3%	32,602
691	Starbucks Corp. (Consumer Discretionary)	0.3%	37,929
712	TJX Cos., Inc. (Consumer Discretionary)	0.2%	30,231
677	United Parcel Service, Inc., Class B (Industrials)	0.4%	50,734
798	United Technologies Corp. (Industrials)	0.5%	59,140
1,243	Wal-Mart Stores, Inc. (Consumer Staples)	0.6%	81,814
429	Yum! Brands, Inc. (Consumer Discretionary)	0.2%	30,184
73,223	Other Common Stocks	21.9%	2,769,973
	Total Common Stocks (Cost $4,937,297)		6,264,769
Principal Amount
	U.S. Government & Agency Securities (a) — 4.9%
	Federal Home Loan Bank
$524,410	0.01%, due 06/01/12		524,410
	Federal Home Loan Mortgage Corp.
97,215	0.06%, due 06/01/12		97,215
	Total U.S. Government & Agency Securities (Cost $621,625)		621,625

See accompanying notes to the financial statements.

36 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UKF  Ultra Russell1000 Growth

Principal Amount		Value
	Repurchase Agreements (a)(b) — 33.8%
$4,279,740	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $4,279,760	$4,279,740
	Total Repurchase Agreements (Cost $4,279,740)	4,279,740
	Total Investment Securities (Cost $9,838,662) — 88.2%	11,166,134
	Other assets less liabilities — 11.8%	1,496,313
	Net Assets — 100.0%	$12,662,447

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $2,930,836.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,263,482
Aggregate gross unrealized depreciation	(385,344)
Net unrealized appreciation	$878,138
Federal income tax cost of investments	$10,287,996

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$274,230	$(11,984)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	4,066,965	(221,907)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,259,037	(55,304)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	9,435,933	1,551,542
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	4,027,016	225,195
		$1,487,542

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	7.3%
Consumer Staples	6.3%
Energy	4.6%
Financials	2.2%
Health Care	5.3%
Industrials	6.1%
Information Technology	14.7%
Materials	2.6%
Telecommunication Services	0.4%
Utilities	0.0%‡
Other[1]	50.5%
100.0%

‡  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 37

  Ultra Russell MidCap Value  UVU

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 37.1%
295	American Capital Agency Corp. (REIT) (Financials)	0.2%	$9,638
223	Ameriprise Financial, Inc. (Financials)	0.2%	10,686
935	Annaly Capital Management, Inc. (REIT) (Financials)	0.3%	15,540
325	Aon plc (Financials)	0.3%	15,113
93	AvalonBay Communities, Inc. (REIT) (Financials)	0.3%	12,997
152	Beam, Inc. (Consumer Staples)	0.2%	9,205
281	Cigna Corp. (Health Care)	0.2%	12,339
288	Consolidated Edison, Inc. (Utilities)	0.3%	17,384
483	Discover Financial Services (Financials)	0.3%	15,992
167	DTE Energy Co. (Utilities)	0.2%	9,491
320	Edison International (Utilities)	0.3%	14,387
175	Entergy Corp. (Utilities)	0.2%	11,293
269	Equity Residential (REIT) (Financials)	0.3%	16,436
904	Fifth Third Bancorp (Financials)	0.2%	12,068
263	Forest Laboratories, Inc.* (Health Care)	0.2%	9,205
348	Gap, Inc. (The) (Consumer Discretionary)	0.2%	9,222
554	General Growth Properties, Inc. (REIT) (Financials)	0.2%	9,279
399	HCP, Inc. (REIT) (Financials)	0.3%	16,295
209	Health Care REIT, Inc. (REIT) (Financials)	0.2%	11,593
675	Host Hotels & Resorts, Inc. (REIT) (Financials)	0.2%	10,300
166	Humana, Inc. (Health Care)	0.2%	12,681
339	International Paper Co. (Materials)	0.2%	9,899
455	Invesco Ltd. (Financials)	0.2%	9,896
549	Liberty Interactive Corp., Class A* (Consumer Discretionary)	0.2%	9,201
109	Liberty Media Corp. - Liberty Capital, Class A* (Consumer Discretionary)	0.2%	9,240
133	Lorillard, Inc. (Consumer Staples)	0.3%	16,439
123	M&T Bank Corp. (Financials)	0.2%	10,002
367	Macy's, Inc. (Consumer Discretionary)	0.3%	13,964

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
540	Marsh & McLennan Cos., Inc. (Financials)	0.3%	$17,269
164	Mead Johnson Nutrition Co. (Consumer Staples)	0.3%	13,241
139	Noble Energy, Inc. (Energy)	0.2%	11,740
308	Northeast Utilities (Utilities)	0.2%	11,091
214	Northern Trust Corp. (Financials)	0.2%	9,241
311	Nucor Corp. (Materials)	0.2%	11,121
568	PPL Corp. (Utilities)	0.3%	15,546
290	Progress Energy, Inc. (Utilities)	0.3%	15,898
610	Progressive Corp. (The) (Financials)	0.3%	13,255
451	Prologis, Inc. (REIT) (Financials)	0.3%	14,423
236	Sempra Energy (Utilities)	0.3%	15,342
639	Spectra Energy Corp. (Energy)	0.4%	18,346
165	Stanley Black & Decker, Inc. (Industrials)	0.2%	10,931
701	Staples, Inc. (Consumer Discretionary)	0.2%	9,211
528	SunTrust Banks, Inc. (Financials)	0.2%	12,102
561	Valero Energy Corp. (Energy)	0.2%	11,837
86	VF Corp. (Consumer Discretionary)	0.2%	12,129
161	Vornado Realty Trust (REIT) (Financials)	0.3%	13,189
476	Xcel Energy, Inc. (Utilities)	0.3%	13,338
1,378	Xerox Corp. (Information Technology)	0.2%	9,949
176	Zimmer Holdings, Inc. (Health Care)	0.2%	10,674
59,241	Other Common Stocks	25.2%	1,295,612
	Total Common Stocks (Cost $2,066,242)		1,905,270
Principal Amount
	U.S. Government & Agency Securities (a) — 8.9%
	Federal Home Loan Bank
$385,435	0.01%, due 06/01/12		385,435
	Federal Home Loan Mortgage Corp.
71,452	0.06%, due 06/01/12		71,452
	Total U.S. Government & Agency Securities (Cost $456,887)		456,887

See accompanying notes to the financial statements.

38 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UVU  Ultra Russell MidCap Value

Principal Amount		Value
	Repurchase Agreements (a)(b) — 51.9%
$2,665,732	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $2,665,747	$2,665,732
	Total Repurchase Agreements (Cost $2,665,732)	2,665,732
	Total Investment Securities (Cost $5,188,861) — 97.9%	5,027,889
	Other assets less liabilities — 2.1%	105,633
	Net Assets — 100.0%	$5,133,522

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,654,522.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,074
Aggregate gross unrealized depreciation	(384,989)
Net unrealized depreciation	$(282,915)
Federal income tax cost of investments	$5,310,804

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$35,372	$(1,634)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	2,668,726	(143,590)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	4,346,987	103,270
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	1,313,894	39,958
		$(1,996)

Ultra Russell MidCap Value invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	4.4%
Consumer Staples	2.5%
Energy	2.1%
Financials	12.2%
Health Care	2.2%
Industrials	3.9%
Information Technology	2.8%
Materials	1.6%
Telecommunication Services	0.2%
Utilities	5.2%
Other[1]	62.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 39

  Ultra Russell MidCap Growth  UKW

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 36.8%
698	Agilent Technologies, Inc. (Health Care)	0.3%	$28,381
369	Alexion Pharmaceuticals, Inc.* (Health Care)	0.3%	33,420
646	Altera Corp. (Information Technology)	0.2%	21,583
518	AmerisourceBergen Corp. (Health Care)	0.2%	19,161
601	Analog Devices, Inc. (Information Technology)	0.2%	21,858
51	AutoZone, Inc.* (Consumer Discretionary)	0.2%	19,393
469	Bed Bath & Beyond, Inc.* (Consumer Discretionary)	0.3%	33,885
240	Boston Properties, Inc. (REIT) (Financials)	0.2%	24,703
332	C.H. Robinson Worldwide, Inc. (Industrials)	0.2%	19,342
285	Cerner Corp.* (Health Care)	0.2%	22,219
109	CF Industries Holdings, Inc. (Materials)	0.2%	18,635
62	Chipotle Mexican Grill, Inc.* (Consumer Discretionary)	0.2%	25,610
377	Citrix Systems, Inc.* (Information Technology)	0.3%	27,551
582	Crown Castle International Corp.* (Telecommunication Services)	0.3%	31,777
530	Discovery Communications, Inc., Class A* (Consumer Discretionary)	0.3%	26,553
232	Dollar Tree, Inc.* (Consumer Discretionary)	0.2%	23,938
602	Ecolab, Inc. (Materials)	0.4%	38,052
230	Edwards Lifesciences Corp.* (Health Care)	0.2%	19,635
591	Fastenal Co. (Industrials)	0.2%	26,140
482	FMC Technologies, Inc.* (Energy)	0.2%	19,396
377	H. J. Heinz Co. (Consumer Staples)	0.2%	20,011
474	Harley-Davidson, Inc. (Consumer Discretionary)	0.2%	22,837
496	Ingersoll-Rand plc (Industrials)	0.2%	20,490
607	Intuit, Inc. (Information Technology)	0.3%	34,132
79	Intuitive Surgical, Inc.* (Health Care)	0.4%	41,325
525	Liberty Global, Inc., Class A* (Consumer Discretionary)	0.2%	24,255
500	Limited Brands, Inc. (Consumer Discretionary)	0.2%	22,180
520	Marriott International, Inc., Class A (Consumer Discretionary)	0.2%	20,129
459	McGraw-Hill Cos., Inc. (The) (Consumer Discretionary)	0.2%	19,911

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
281	Monster Beverage Corp.* (Consumer Staples)	0.2%	$20,401
564	Omnicom Group, Inc. (Consumer Discretionary)	0.3%	26,892
257	O'Reilly Automotive, Inc.* (Consumer Discretionary)	0.2%	24,618
200	Pioneer Natural Resources Co. (Energy)	0.2%	19,340
317	PPG Industries, Inc. (Materials)	0.3%	32,790
126	Ralph Lauren Corp. (Consumer Discretionary)	0.2%	18,749
387	Red Hat, Inc.* (Information Technology)	0.2%	19,884
146	Regeneron Pharmaceuticals, Inc.* (Health Care)	0.2%	19,805
289	Rockwell Automation, Inc. (Industrials)	0.2%	20,955
192	Roper Industries, Inc. (Industrials)	0.2%	19,434
471	Ross Stores, Inc. (Consumer Discretionary)	0.3%	29,781
974	Sara Lee Corp. (Consumer Staples)	0.2%	20,357
180	Sherwin-Williams Co. (The) (Materials)	0.2%	23,335
391	Starwood Hotels & Resorts Worldwide, Inc. (Consumer Discretionary)	0.2%	20,664
521	T. Rowe Price Group, Inc. (Financials)	0.3%	30,004
338	Teradata Corp.* (Information Technology)	0.2%	22,470
366	Vertex Pharmaceuticals, Inc.* (Health Care)	0.2%	21,975
114	W.W. Grainger, Inc. (Industrials)	0.2%	22,076
1,268	Western Union Co. (The) (Information Technology)	0.2%	20,795
310	Whole Foods Market, Inc. (Consumer Staples)	0.3%	27,469
87,165	Other Common Stocks	25.4%	2,666,122
	Total Common Stocks (Cost $3,901,162)		3,854,418
Principal Amount
	U.S. Government & Agency Securities (a) — 8.5%
	Federal Home Loan Bank
$756,293	0.01%, due 06/01/12		756,293
	Federal Home Loan Mortgage Corp.
140,201	0.06%, due 06/01/12		140,201
	Total U.S. Government & Agency Securities (Cost $896,494)		896,494

See accompanying notes to the financial statements.

40 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UKW  Ultra Russell MidCap Growth

Principal Amount		Value
	Repurchase Agreements (a)(b) — 52.2%
$5,483,487	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $5,483,515	$5,483,487
	Total Repurchase Agreements (Cost $5,483,487)	5,483,487
	Total Investment Securities (Cost $10,281,143) — 97.5%	10,234,399
	Other assets less liabilities — 2.5%	265,521
	Net Assets — 100.0%	$10,499,920

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $3,202,360.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,165
Aggregate gross unrealized depreciation	(304,505)
Net unrealized depreciation	$(49,340)
Federal income tax cost of investments	$10,283,739

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$271,991	$(14,380)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	4,107,597	(274,800)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	8,457,358	328,800
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	4,307,504	150,582
		$190,202

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	7.8%
Consumer Staples	2.3%
Energy	2.8%
Financials	2.6%
Health Care	5.3%
Industrials	5.5%
Information Technology	6.6%
Materials	3.2%
Telecommunication Services	0.6%
Utilities	0.1%
Other[1]	63.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 41

  Ultra Russell2000 Value  UVT

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 42.2%
224	A. O. Smith Corp. (Industrials)	0.1%	$10,340
398	Alaska Air Group, Inc.* (Industrials)	0.2%	13,651
507	Alterra Capital Holdings Ltd. (Financials)	0.1%	11,260
243	American Campus Communities, Inc. (REIT) (Financials)	0.1%	10,668
906	BioMed Realty Trust, Inc. (REIT) (Financials)	0.2%	16,353
601	CBL & Associates Properties, Inc. (REIT) (Financials)	0.1%	10,493
359	Cleco Corp. (Utilities)	0.2%	14,662
518	Colonial Properties Trust (REIT) (Financials)	0.1%	10,987
986	DiamondRock Hospitality Co. (REIT) (Financials)	0.1%	9,801
394	EMCOR Group, Inc. (Industrials)	0.1%	10,776
275	Entertainment Properties Trust (REIT) (Financials)	0.2%	11,349
180	Esterline Technologies Corp.* (Industrials)	0.2%	11,626
371	Extra Space Storage, Inc. (REIT) (Financials)	0.1%	10,522
620	First American Financial Corp. (Financials)	0.1%	9,771
644	FirstMerit Corp. (Financials)	0.1%	10,240
450	Hancock Holding Co. (Financials)	0.2%	13,721
561	Hatteras Financial Corp. (REIT) (Financials)	0.2%	16,017
458	Healthcare Realty Trust, Inc. (REIT) (Financials)	0.1%	10,021
560	HealthSouth Corp.* (Health Care)	0.1%	10,718
625	Helix Energy Solutions Group, Inc.* (Energy)	0.1%	10,706
292	IDACORP, Inc. (Utilities)	0.2%	11,473
680	Invesco Mortgage Capital, Inc. (REIT) (Financials)	0.2%	12,335
204	Kilroy Realty Corp. (REIT) (Financials)	0.1%	9,366
501	LaSalle Hotel Properties (REIT) (Financials)	0.2%	13,818
2,098	MFA Financial, Inc. (REIT) (Financials)	0.2%	15,987
242	Moog, Inc., Class A* (Industrials)	0.1%	9,201
615	National Retail Properties, Inc. (REIT) (Financials)	0.2%	16,291
244	New Jersey Resources Corp. (Utilities)	0.1%	10,243
423	Piedmont Natural Gas Co., Inc. (Utilities)	0.2%	12,825

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
444	Portland General Electric Co. (Utilities)	0.1%	$11,167
312	Post Properties, Inc. (REIT) (Financials)	0.2%	15,104
180	ProAssurance Corp. (Financials)	0.2%	15,865
276	Prosperity Bancshares, Inc. (Financials)	0.2%	11,791
346	Rent-A-Center, Inc. (Consumer Discretionary)	0.2%	11,650
232	Robbins & Myers, Inc. (Industrials)	0.1%	10,577
295	Sensient Technologies Corp. (Materials)	0.1%	10,773
270	Southwest Gas Corp. (Utilities)	0.2%	11,335
668	Starwood Property Trust, Inc. (REIT) (Financials)	0.2%	13,387
1,081	Susquehanna Bancshares, Inc. (Financials)	0.1%	10,410
197	SVB Financial Group* (Financials)	0.2%	11,753
156	Teledyne Technologies, Inc.* (Industrials)	0.1%	9,294
196	Triumph Group, Inc. (Industrials)	0.2%	11,729
377	Trustmark Corp. (Financials)	0.1%	9,206
1,235	Two Harbors Investment Corp. (REIT) (Financials)	0.2%	12,770
298	UIL Holdings Corp. (Utilities)	0.1%	10,075
189	UMB Financial Corp. (Financials)	0.1%	9,218
370	United Rentals, Inc.* (Industrials)	0.2%	12,784
954	US Airways Group, Inc.* (Industrials)	0.2%	12,612
302	WGL Holdings, Inc. (Utilities)	0.2%	11,763
237,133	Other Common Stocks	34.8%	2,728,863
	Total Common Stocks (Cost $4,182,776)		3,307,347
Principal Amount
	U.S. Government & Agency Securities (a) — 4.8%
	Federal Home Loan Bank
$320,101	0.01%, due 06/01/12		320,101
	Federal Home Loan Mortgage Corp.
59,340	0.06%, due 06/01/12		59,340
	Total U.S. Government & Agency Securities (Cost $379,441)		379,441

See accompanying notes to the financial statements.

42 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UVT  Ultra Russell2000 Value

Principal Amount		Value
	Repurchase Agreements (a)(b) — 41.7%
$3,269,670	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $3,269,687	$3,269,670
	Total Repurchase Agreements (Cost $3,269,670)	3,269,670
	Total Investment Securities (Cost $7,831,887) — 88.7%	6,956,458
	Other assets less liabilities — 11.3%	883,076
	Net Assets — 100.0%	$7,839,534

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,978,461.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,459
Aggregate gross unrealized depreciation	(1,013,359)
Net unrealized depreciation	$(965,900)
Federal income tax cost of investments	$7,922,358

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$158,279	$(5,704)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	285,757	(39,830)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	99,865	(7,227)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	4,768,336	723,758
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	7,055,107	243,824
		$914,821

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	5.2%
Consumer Staples	1.3%
Energy	1.8%
Financials	16.3%
Health Care	2.1%
Industrials	6.2%
Information Technology	4.2%
Materials	2.0%
Telecommunication Services	0.2%
Utilities	2.9%
Other[1]	57.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 43

  Ultra Russell2000 Growth  UKK

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 31.2%
163	AboveNet, Inc.* (Telecommunication Services)	0.1%	$13,581
304	Acuity Brands, Inc. (Industrials)	0.1%	16,568
1,163	Ariad Pharmaceuticals, Inc.* (Health Care)	0.2%	19,271
882	Ascena Retail Group, Inc.* (Consumer Discretionary)	0.1%	16,696
245	athenahealth, Inc.* (Health Care)	0.2%	17,809
362	Berry Petroleum Co., Class A (Energy)	0.1%	14,085
625	Brunswick Corp. (Consumer Discretionary)	0.1%	13,688
298	Carter's, Inc.* (Consumer Discretionary)	0.1%	16,071
266	Casey's General Stores, Inc. (Consumer Staples)	0.1%	15,064
457	Cepheid, Inc.* (Health Care)	0.2%	17,288
1,079	Cheniere Energy, Inc.* (Energy)	0.1%	15,149
592	Cinemark Holdings, Inc. (Consumer Discretionary)	0.1%	13,652
336	CLARCOR, Inc. (Industrials)	0.1%	16,397
329	Clean Harbors, Inc.* (Industrials)	0.2%	20,421
309	CommVault Systems, Inc.* (Information Technology)	0.1%	14,483
313	Concur Technologies, Inc.* (Information Technology)	0.2%	19,359
442	Cubist Pharmaceuticals, Inc.* (Health Care)	0.2%	17,733
203	Dollar Thrifty Automotive Group, Inc.* (Industrials)	0.1%	16,561
241	Dril-Quip, Inc.* (Energy)	0.1%	14,602
528	Energy XXI Bermuda Ltd. (Energy)	0.1%	16,394
278	Genesee & Wyoming, Inc., Class A* (Industrials)	0.1%	13,931
366	HEICO Corp. (Industrials)	0.1%	15,248
581	Hexcel Corp.* (Industrials)	0.1%	14,165
595	HMS Holdings Corp.* (Health Care)	0.1%	15,940
337	Home Properties, Inc. (REIT) (Financials)	0.2%	20,200
606	Jack Henry & Associates, Inc. (Information Technology)	0.2%	20,004
1,808	Kodiak Oil & Gas Corp.* (Energy)	0.1%	14,663
220	Medivation, Inc.* (Health Care)	0.2%	18,531

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
287	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.2%	$19,341
384	Nu Skin Enterprises, Inc., Class A (Consumer Staples)	0.1%	16,466
333	Old Dominion Freight Line, Inc.* (Industrials)	0.1%	14,505
675	Omega Healthcare Investors, Inc. (REIT) (Financials)	0.1%	14,249
445	Onyx Pharmaceuticals, Inc.* (Health Care)	0.2%	20,372
836	Parametric Technology Corp.* (Information Technology)	0.1%	16,887
373	Questcor Pharmaceuticals, Inc.* (Health Care)	0.1%	15,442
372	Rosetta Resources, Inc.* (Energy)	0.1%	14,393
410	Salix Pharmaceuticals Ltd.* (Health Care)	0.2%	21,242
323	Signature Bank/NY* (Financials)	0.2%	19,835
400	SolarWinds, Inc.* (Information Technology)	0.2%	18,344
474	Sotheby's (Consumer Discretionary)	0.1%	14,457
603	Tanger Factory Outlet Centers (REIT) (Financials)	0.2%	18,699
181	Ultimate Software Group, Inc.* (Information Technology)	0.1%	14,540
339	United Natural Foods, Inc.* (Consumer Staples)	0.2%	17,187
688	Vivus, Inc.* (Health Care)	0.1%	17,056
197	Watsco, Inc. (Industrials)	0.1%	14,501
299	WellCare Health Plans, Inc.* (Health Care)	0.1%	16,885
348	Wolverine World Wide, Inc. (Consumer Discretionary)	0.1%	14,793
432	Woodward, Inc. (Industrials)	0.1%	16,291
271	Wright Express Corp.* (Information Technology)	0.1%	15,192
210,605	Other Common Stocks	24.7%	3,102,459
	Total Common Stocks (Cost $3,784,631)		3,910,690
No. of Rights
	Rights — 0.0% ‡
69	Hampton Roads Bankshares, Inc., expiring 06/30/12 at $0.70*^	0.0%	190
	Total Rights (Cost $666)		190

See accompanying notes to the financial statements.

44 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UKK  Ultra Russell2000 Growth

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0%
253	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	0.0%	$—
	Total Warrants (Cost $—)		—
Principal Amount
	U.S. Government & Agency Securities (a) — 8.4%
	Federal Home Loan Bank
$890,037	0.01%, due 06/01/12		890,037
	Federal Home Loan Mortgage Corp.
164,995	0.06%, due 06/01/12		164,995
	Total U.S. Government & Agency Securities (Cost $1,055,032)		1,055,032
	Repurchase Agreements (a)(b) — 58.3%
7,317,364	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $7,317,400		7,317,364
	Total Repurchase Agreements (Cost $7,317,364)		7,317,364
	Total Investment Securities (Cost $12,157,693) — 97.9%		12,283,276
	Other assets less liabilities — 2.1%		268,976
	Net Assets — 100.0%		$12,552,252

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $190 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $3,573,831.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,067
Aggregate gross unrealized depreciation	(374,318)
Net unrealized depreciation	$(373,251)
Federal income tax cost of investments	$12,656,527

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$18,274	$(24,293)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	601,371	(26,614)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	10,905,165	128,607
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	9,670,538	150,746
		$228,446

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 45

  Ultra Russell2000 Growth  UKK

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	4.9%
Consumer Staples	1.4%
Energy	2.3%
Financials	2.5%
Health Care	6.5%
Industrials	5.1%
Information Technology	6.9%
Materials	1.3%
Telecommunication Services	0.3%
Utilities	0.0%‡
Other[1]	68.8%
100.0%

‡  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

46 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UYM  Ultra Basic Materials

Shares		Value
	Common Stocks (a) — 67.3%
	Chemicals — 42.3%
7,394	A. Schulman, Inc.	$158,010
49,955	Air Products & Chemicals, Inc.	3,948,443
16,410	Airgas, Inc.	1,424,552
22,332	Albemarle Corp.	1,355,552
17,859	Ashland, Inc.	1,141,726
14,791	Cabot Corp.	559,100
14,085	Calgon Carbon Corp.*	188,316
39,421	Celanese Corp.	1,569,350
18,092	CF Industries Holdings, Inc.	3,093,008
24,262	Chemtura Corp.*	366,599
12,479	Cytec Industries, Inc.	754,480
295,194	Dow Chemical Co. (The)	9,168,726
234,623	E.I. du Pont de Nemours & Co.	11,322,906
32,592	Eastman Chemical Co.	1,517,484
35,442	FMC Corp.	1,806,479
12,434	H.B. Fuller Co.	377,994
48,481	Huntsman Corp.	620,557
20,198	International Flavors & Fragrances, Inc.	1,138,763
13,181	Intrepid Potash, Inc.*	258,743
85,395	LyondellBasell Industries N.V., Class A	3,369,687
4,445	Minerals Technologies, Inc.	281,235
74,641	Mosaic Co. (The)	3,558,883
2,359	NewMarket Corp.	492,583
17,950	Olin Corp.	344,101
8,134	OM Group, Inc.*	148,120
38,851	PPG Industries, Inc.	4,018,747
76,387	Praxair, Inc.	8,115,355
17,358	Rockwood Holdings, Inc.*	840,127
32,992	RPM International, Inc.	869,669
12,577	Sensient Technologies Corp.	459,312
25,970	Sigma-Aldrich Corp.	1,801,539
30,559	Solutia, Inc.	839,150
15,501	WR Grace & Co.*	813,803
		66,723,099
	Commercial Services & Supplies — 0.5%
26,890	Avery Dennison Corp.	782,768
	Electrical Equipment — 0.2%
10,162	Polypore International, Inc.*	375,892
	Metals & Mining — 19.2%
27,496	AK Steel Holding Corp.	165,801
267,377	Alcoa, Inc.	2,286,073
26,757	Allegheny Technologies, Inc.	859,435
20,573	Allied Nevada Gold Corp.*	533,664
11,556	Carpenter Technology Corp.	520,713

Shares		Value
	Common Stocks (a) (continued)
35,982	Cliffs Natural Resources, Inc.	$1,719,220
22,556	Coeur d'Alene Mines Corp.*	381,196
29,070	Commercial Metals Co.	339,538
8,232	Compass Minerals International, Inc.	585,789
236,728	Freeport-McMoRan Copper & Gold, Inc.	7,584,765
70,247	Hecla Mining Co.	298,550
4,204	Kaiser Aluminum Corp.	201,750
15,281	Molycorp, Inc.*	300,730
123,324	Newmont Mining Corp.	5,815,960
71,692	Nucor Corp.	2,563,706
18,667	Reliance Steel & Aluminum Co.	881,269
14,799	Royal Gold, Inc.	1,001,004
7,548	RTI International Metals, Inc.*	158,433
43,233	Southern Copper Corp.	1,229,979
54,922	Steel Dynamics, Inc.	578,878
29,001	Stillwater Mining Co.*	246,218
20,835	Titanium Metals Corp.	239,186
36,060	United States Steel Corp.	732,018
15,705	Walter Energy, Inc.	760,907
13,498	Worthington Industries, Inc.	219,343
		30,204,125
	Oil, Gas & Consumable Fuels — 2.6%
55,306	Alpha Natural Resources, Inc.*	579,607
53,614	Arch Coal, Inc.	339,913
56,791	CONSOL Energy, Inc.	1,594,691
22,965	Patriot Coal Corp.*	54,427
68,084	Peabody Energy Corp.	1,590,442
		4,159,080
	Paper & Forest Products — 2.5%
9,171	Domtar Corp.	725,518
101,655	International Paper Co.	2,968,326
18,573	Resolute Forest Products*	210,060
		3,903,904
	Total Common Stocks (Cost $135,414,829)	106,148,868
Principal Amount
	U.S. Government & Agency Securities (a) — 3.7%
	Federal Home Loan Bank
$4,882,993	0.01%, due 06/01/12	4,882,993
	Federal Home Loan Mortgage Corp.
905,206	0.06%, due 06/01/12	905,206
	Total U.S. Government & Agency Securities (Cost $5,788,199)	5,788,199

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 47

  Ultra Basic Materials  UYM

Principal Amount		Value
	Repurchase Agreements (a)(b) — 22.6%
$35,541,702	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $35,541,885	$35,541,702
	Total Repurchase Agreements (Cost $35,541,702)	35,541,702
	Total Investment Securities (Cost $176,744,730) — 93.6%	147,478,769
	Other assets less liabilities — 6.4%	10,102,569
	Net Assets — 100.0%	$157,581,338

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $37,381,873.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,841,091
Aggregate gross unrealized depreciation	(31,902,232)
Net unrealized depreciation	$(30,061,141)
Federal income tax cost of investments	$177,539,910

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$41,861,089	$6,077,625
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	8,152,295	(667,923)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	28,506,347	(533,917)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	18,302,889	(318,596)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	95,556,371	(1,738,991)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	16,692,725	(504,724)
		$2,313,474

See accompanying notes to the financial statements.

48 :: Schedule of Portfolio Investments :: May 31, 2012

  BIB  Ultra Nasdaq Biotechnology

Shares		Value
	Common Stocks (a) — 60.2%
	Biotechnology — 43.6%
4,363	Achillion Pharmaceuticals, Inc.*	$31,326
2,417	Acorda Therapeutics, Inc.*	53,150
2,614	Affymax, Inc.*	36,962
12,043	Alexion Pharmaceuticals, Inc.*	1,090,735
7,070	Alkermes plc*	110,433
3,277	Alnylam Pharmaceuticals, Inc.*	33,556
1,351	AMAG Pharmaceuticals, Inc.*	18,955
6,639	Amarin Corp. plc (ADR)*	78,672
15,425	Amgen, Inc.	1,072,346
2,694	Amicus Therapeutics, Inc.*	12,743
4,761	Amylin Pharmaceuticals, Inc.*	126,214
2,264	Ardea Biosciences, Inc.*	72,335
8,848	Arena Pharmaceuticals, Inc.*	59,193
9,681	Ariad Pharmaceuticals, Inc.*	160,414
2,644	Arqule, Inc.*	15,705
3,566	Array BioPharma, Inc.*	11,590
5,991	Astex Pharmaceuticals, Inc.*	10,544
2,635	AVEO Pharmaceuticals, Inc.*	33,544
8,570	AVI BioPharma, Inc.*	5,569
2,731	BioCryst Pharmaceuticals, Inc.*	8,466
5,709	Biogen Idec, Inc.*	746,452
8,667	BioMarin Pharmaceutical, Inc.*	308,892
11,880	Celgene Corp.*	810,810
3,627	Celldex Therapeutics, Inc.*	15,125
4,587	Cubist Pharmaceuticals, Inc.*	184,030
4,669	Curis, Inc.*	21,851
3,365	Cytori Therapeutics, Inc.*	7,470
9,519	Dendreon Corp.*	66,633
6,946	Dyax Corp.*	12,920
3,876	Enzon Pharmaceuticals, Inc.*	24,923
12,175	Exelixis, Inc.*	56,370
1,926	Genomic Health, Inc.*	65,080
10,254	Geron Corp.*	13,433
16,285	Gilead Sciences, Inc.*	813,436
10,205	Grifols S.A. (ADR)*	86,436
4,047	GTx, Inc.*	11,817
7,058	Halozyme Therapeutics, Inc.*	53,923
6,640	Human Genome Sciences, Inc.*	90,437
6,138	Idenix Pharmaceuticals, Inc.*	55,488
3,638	Immunogen, Inc.*	50,968
4,859	Immunomedics, Inc.*	16,132
9,055	Incyte Corp.*	192,962
1,512	Infinity Pharmaceuticals, Inc.*	19,671
6,213	InterMune, Inc.*	64,802
4,532	Ironwood Pharmaceuticals, Inc.*	54,021
6,032	Isis Pharmaceuticals, Inc.*	59,656
29,087	Lexicon Pharmaceuticals, Inc.*	46,248
1,357	Ligand Pharmaceuticals, Inc., Class B*	17,003
11,922	MannKind Corp.*	21,698

Shares		Value
	Common Stocks (a) (continued)
1,669	Maxygen, Inc.*	$9,664
2,270	Medivation, Inc.*	191,202
3,351	Momenta Pharmaceuticals, Inc.*	46,210
4,925	Myriad Genetics, Inc.*	118,840
2,252	Neurocrine Biosciences, Inc.*	15,066
7,272	Novavax, Inc.*	9,235
4,875	NPS Pharmaceuticals, Inc.*	38,464
3,458	Oncothyreon, Inc.*	12,553
5,461	Onyx Pharmaceuticals, Inc.*	250,005
4,030	Orexigen Therapeutics, Inc.*	13,460
2,147	Osiris Therapeutics, Inc.*	13,591
6,640	PDL BioPharma, Inc.	43,094
2,354	Progenics Pharmaceuticals, Inc.*	20,386
2,622	QLT, Inc.*	19,953
2,947	Raptor Pharmaceutical Corp.*	15,825
8,383	Regeneron Pharmaceuticals, Inc.*	1,137,154
4,758	Rigel Pharmaceuticals, Inc.*	35,352
3,211	Sangamo Biosciences, Inc.*	14,257
4,199	Savient Pharmaceuticals, Inc.*	3,041
3,295	Sciclone Pharmaceuticals, Inc.*	20,758
6,826	Seattle Genetics, Inc.*	132,970
3,433	SIGA Technologies, Inc.*	7,930
3,408	Sinovac Biotech Ltd.*	6,305
3,704	Spectrum Pharmaceuticals, Inc.*	42,929
3	StemCells, Inc.*	2
3,756	Synta Pharmaceuticals Corp.*	18,066
2,155	Targacept, Inc.*	8,943
6,373	Theravance, Inc.*	131,857
2,336	Trius Therapeutics, Inc.*	11,984
3,826	United Therapeutics Corp.*	169,262
1,745	Vanda Pharmaceuticals, Inc.*	7,416
12,475	Vertex Pharmaceuticals, Inc.*	748,999
5,404	Vical, Inc.*	15,780
		10,361,692
	Health Care Equipment & Supplies — 0.7%
3,166	Cerus Corp.*	10,701
1,926	Gen-Probe, Inc.*	155,833
		166,534
	Life Sciences Tools & Services — 3.6%
3,922	Affymetrix, Inc.*	18,590
6,894	Illumina, Inc.*	296,856
4,794	Life Technologies Corp.*	196,123
2,633	Luminex Corp.*	58,321
3,389	Pacific Biosciences of California, Inc.*	7,998
8,725	QIAGEN N.V.*	139,600
7,376	Sequenom, Inc.*	28,250
1,506	Techne Corp.	102,197
		847,935

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 49

  Ultra Nasdaq Biotechnology  BIB

Shares		Value
	Common Stocks (a) (continued)
	Pharmaceuticals — 12.3%
6,346	Akorn, Inc.*	$86,623
2,915	Auxilium Pharmaceuticals, Inc.*	55,676
8,004	AVANIR Pharmaceuticals, Inc., Class A*	23,772
5,234	Cadence Pharmaceuticals, Inc.*	14,393
3,020	Depomed, Inc.*	15,523
3,529	Endo Health Solutions, Inc.*	114,763
2,061	Endocyte, Inc.*	13,252
836	Hi-Tech Pharmacal Co., Inc.*	24,152
4,722	Impax Laboratories, Inc.*	97,887
2,431	ISTA Pharmaceuticals, Inc.*	22,098
3,079	Jazz Pharmaceuticals plc*	133,013
1,844	MAP Pharmaceuticals, Inc.*	21,704
2,436	Medicines Co. (The)*	53,543
18,553	Mylan, Inc.*	402,043
8,794	Nektar Therapeutics*	58,920
1,222	Obagi Medical Products, Inc.*	15,141
1,408	Omeros Corp.*	14,418
2,848	Optimer Pharmaceuticals, Inc.*	42,549
1,771	Pacira Pharmaceuticals, Inc.*	18,808
2,236	Pain Therapeutics, Inc.*	8,385
5,666	Perrigo Co.	588,641
4,440	Questcor Pharmaceuticals, Inc.*	183,816
1,663	Sagent Pharmaceuticals, Inc.*	26,525
4,060	Salix Pharmaceuticals Ltd.*	210,349
4,129	Santarus, Inc.*	27,499
3,040	Shire plc (ADR)	256,606
4,261	ViroPharma, Inc.*	85,817
5,021	Vivus, Inc.*	124,471
9,541	Warner Chilcott plc, Class A*	179,943
2,259	XenoPort, Inc.*	13,283
		2,933,613
	Total Common Stocks (Cost $13,442,534)	14,309,774

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 3.8%
	Federal Home Loan Bank
$772,211	0.01%, due 06/01/12	$772,211
	Federal Home Loan Mortgage Corp.
143,152	0.06%, due 06/01/12	143,152
	Total U.S. Government & Agency Securities (Cost $915,363)	915,363
	Repurchase Agreements (a)(b) — 27.1%
6,434,540	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $6,434,573	6,434,540
	Total Repurchase Agreements (Cost $6,434,540)	6,434,540
	Total Investment Securities (Cost $20,792,437) — 91.1%	21,659,677
	Other assets less liabilities — 8.9%	2,116,578
	Net Assets — 100.0%	$23,776,255

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $5,322,880.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,052,892
Aggregate gross unrealized depreciation	(1,251,465)
Net unrealized appreciation	$801,427
Federal income tax cost of investments	$20,858,250

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$12,581,522	$158,662
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	2,547,084	(24,592)
Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	5,712,791	(59,752)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	2,235,921	124,134
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	4,291,192	266,507
Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	5,947,032	(113,169)
		$351,790

See accompanying notes to the financial statements.

50 :: Schedule of Portfolio Investments :: May 31, 2012

  UGE  Ultra Consumer Goods

Shares		Value
	Common Stocks (a) — 63.5%
	Auto Components — 2.2%
590	BorgWarner, Inc.*	$42,332
336	Cooper Tire & Rubber Co.	5,201
788	Dana Holding Corp.	10,496
769	Gentex Corp.	17,149
1,317	Goodyear Tire & Rubber Co. (The)*	13,763
3,664	Johnson Controls, Inc.	110,433
552	Lear Corp.	21,997
326	Tenneco, Inc.*	8,851
559	TRW Automotive Holdings Corp.*	21,561
278	Visteon Corp.*	11,120
354	WABCO Holdings, Inc.*	18,323
		281,226
	Automobiles — 2.8%
20,089	Ford Motor Co.	212,140
3,113	General Motors Co.*	69,109
1,252	Harley-Davidson, Inc.	60,321
294	Tesla Motors, Inc.*	8,673
251	Thor Industries, Inc.	7,718
		357,961
	Beverages — 13.4%
828	Beam, Inc.	50,144
100	Brown-Forman Corp., Class A	8,514
477	Brown-Forman Corp., Class B	41,585
11,256	Coca-Cola Co. (The)	841,161
1,619	Coca-Cola Enterprises, Inc.	44,296
949	Constellation Brands, Inc., Class A*	18,306
1,155	Dr. Pepper Snapple Group, Inc.	47,655
836	Molson Coors Brewing Co., Class B	32,144
817	Monster Beverage Corp.*	59,314
8,426	PepsiCo, Inc.	571,704
		1,714,823
	Chemicals — 1.8%
2,882	Monsanto Co.	222,490
222	Scotts Miracle-Gro Co. (The), Class A	9,584
		232,074
	Commercial Services & Supplies — 0.1%
313	Herman Miller, Inc.	5,784
200	HNI Corp.	4,622
		10,406
	Distributors — 0.7%
839	Genuine Parts Co.	52,857
786	LKQ Corp.*	28,642
262	Pool Corp.	9,686
		91,185

Shares		Value
	Common Stocks (a) (continued)
	Food Products — 10.9%
3,286	Archer-Daniels-Midland Co.	$104,758
793	Bunge Ltd.	47,184
1,070	Campbell Soup Co.	33,919
2,235	ConAgra Foods, Inc.	56,210
408	Corn Products International, Inc.	20,845
629	Darling International, Inc.*	8,812
990	Dean Foods Co.*	15,484
118	Diamond Foods, Inc.	2,490
742	Flowers Foods, Inc.	16,339
205	Fresh Del Monte Produce, Inc.	4,811
3,262	General Mills, Inc.	124,869
659	Green Mountain Coffee Roasters, Inc.*	15,552
1,734	H. J. Heinz Co.	92,041
197	Hain Celestial Group, Inc. (The)*	10,932
825	Hershey Co. (The)	55,160
765	Hormel Foods Corp.	22,881
616	J.M. Smucker Co. (The)	47,161
1,308	Kellogg Co.	63,804
9,519	Kraft Foods, Inc., Class A	364,292
107	Lancaster Colony Corp.	7,203
645	McCormick & Co., Inc. (Non-Voting)	36,352
1,102	Mead Johnson Nutrition Co.	88,975
148	Post Holdings, Inc.*	4,450
295	Ralcorp Holdings, Inc.*	18,747
3,154	Sara Lee Corp.	65,919
812	Smithfield Foods, Inc.*	15,972
156	Tootsie Roll Industries, Inc.	3,487
193	TreeHouse Foods, Inc.*	11,003
1,614	Tyson Foods, Inc., Class A	31,263
		1,390,915
	Household Durables — 2.1%
1,496	D.R. Horton, Inc.	24,834
378	Harman International Industries, Inc.	14,825
431	Jarden Corp.	17,520
750	Leggett & Platt, Inc.	15,593
851	Lennar Corp., Class A	23,224
198	MDC Holdings, Inc.	5,687
298	Mohawk Industries, Inc.*	20,294
1,581	Newell Rubbermaid, Inc.	29,090
27	NVR, Inc.*	21,730
1,818	PulteGroup, Inc.*	17,016
237	Ryland Group, Inc. (The)	5,299
344	Tempur-Pedic International, Inc.*	15,896
799	Toll Brothers, Inc.*	21,797
309	Tupperware Brands Corp.	16,701
415	Whirlpool Corp.	25,680
		275,186

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 51

  Ultra Consumer Goods  UGE

Shares		Value
	Common Stocks (a) (continued)
	Household Products — 11.3%
770	Church & Dwight Co., Inc.	$40,995
711	Clorox Co. (The)	48,917
2,412	Colgate-Palmolive Co.	237,100
352	Energizer Holdings, Inc.*	25,664
2,118	Kimberly-Clark Corp.	168,063
14,810	Procter & Gamble Co. (The)	922,515
82	WD-40 Co.	3,836
		1,447,090
	Leisure Equipment & Products — 0.9%
477	Brunswick Corp.	10,446
624	Hasbro, Inc.	22,102
1,825	Mattel, Inc.	56,812
350	Polaris Industries, Inc.	26,590
		115,950
	Machinery — 0.7%
269	Briggs & Stratton Corp.	4,546
101	Middleby Corp.*	10,329
313	Snap-on, Inc.	18,940
902	Stanley Black & Decker, Inc.	59,758
		93,573
	Personal Products — 1.2%
2,321	Avon Products, Inc.	38,413
1,257	Estee Lauder Cos., Inc. (The), Class A	68,067
627	Herbalife Ltd.	28,083
316	Nu Skin Enterprises, Inc., Class A	13,550
		148,113
	Software — 0.5%
2,282	Activision Blizzard, Inc.	26,791
1,802	Electronic Arts, Inc.*	24,543
483	Take-Two Interactive Software, Inc.*	5,564
651	TiVo, Inc.*	5,560
		62,458
	Textiles, Apparel & Luxury Goods — 4.7%
272	Carter's, Inc.*	14,669
1,558	Coach, Inc.	105,087
482	Crocs, Inc.*	8,151
208	Deckers Outdoor Corp.*	11,579
283	Fossil, Inc.*	20,704
519	Hanesbrands, Inc.*	14,459
394	Iconix Brand Group, Inc.*	5,902
436	Jones Group, Inc. (The)	4,203
226	Michael Kors Holdings Ltd.*	8,900
2,032	NIKE, Inc., Class B	219,822
332	PVH Corp.	26,892

Shares		Value
	Common Stocks (a) (continued)
332	Ralph Lauren Corp.	$49,402
210	Steven Madden Ltd.*	8,513
213	Under Armour, Inc., Class A*	21,455
467	VF Corp.	65,866
218	Warnaco Group, Inc. (The)*	9,703
260	Wolverine World Wide, Inc.	11,053
		606,360
	Tobacco — 10.2%
11,026	Altria Group, Inc.	354,927
728	Lorillard, Inc.	89,981
9,280	Philip Morris International, Inc.	784,253
1,822	Reynolds American, Inc.	76,232
126	Universal Corp.	5,691
		1,311,084
	Total Common Stocks (Cost $7,851,119)	8,138,404
Principal Amount
	U.S. Government & Agency Securities (a) — 2.7%
	Federal Home Loan Bank
$294,347	0.01%, due 06/01/12	294,347
	Federal Home Loan Mortgage Corp.
54,566	0.06%, due 06/01/12	54,566
	Total U.S. Government & Agency Securities (Cost $348,913)	348,913
	Repurchase Agreements (a)(b) — 20.2%
2,581,595	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $2,581,610	2,581,595
	Total Repurchase Agreements (Cost $2,581,595)	2,581,595
	Total Investment Securities (Cost $10,781,627) — 86.4%	11,068,912
	Other assets less liabilities — 13.6%	1,737,533
	Net Assets — 100.0%	$12,806,445

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $5,996,196.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to the financial statements.

52 :: Schedule of Portfolio Investments :: May 31, 2012

  UGE  Ultra Consumer Goods

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$375,685
Aggregate gross unrealized depreciation	(336,632)
Net unrealized appreciation	$39,053
Federal income tax cost of investments	$11,029,859

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$1,225,983	$(33,273)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	313,483	(8,096)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	1,456,278	(51,731)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer GoodsSM Index	10,670,702	1,652,131
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	1,169,388	48,608
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	2,638,927	(73,364)
		$1,534,275

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 53

  Ultra Consumer Services  UCC

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 63.2%
1,199	Amazon.com, Inc.* (Internet & Catalog Retail)	2.7%	$255,279
882	AmerisourceBergen Corp. (Health Care Providers & Services)	0.3%	32,625
100	AutoZone, Inc.* (Specialty Retail)	0.4%	38,026
821	Bed Bath & Beyond, Inc.* (Specialty Retail)	0.6%	59,317
1,173	Cardinal Health, Inc. (Health Care Providers & Services)	0.5%	48,539
1,364	Carnival Corp. (Hotels, Restaurants & Leisure)	0.5%	43,771
2,061	CBS Corp. (Non-Voting), Class B (Media)	0.7%	65,787
106	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	0.5%	43,785
7,111	Comcast Corp., Class A (Media)	2.1%	205,579
2,212	Comcast Corp., Special, Class A (Media)	0.7%	63,529
1,475	Costco Wholesale Corp. (Food & Staples Retailing)	1.3%	127,425
4,432	CVS Caremark Corp. (Food & Staples Retailing)	2.1%	199,174
2,877	Delta Air Lines, Inc.* (Airlines)	0.4%	34,812
2,301	DIRECTV, Class A* (Media)	1.1%	102,279
405	Dollar Tree, Inc.* (Multiline Retail)	0.4%	41,788
3,769	eBay, Inc.* (Internet Software & Services)	1.5%	147,707
1,163	Gap, Inc. (The) (Specialty Retail)	0.3%	30,819
5,246	Home Depot, Inc. (The) (Specialty Retail)	2.7%	258,838
813	Kohl's Corp. (Multiline Retail)	0.4%	37,252
1,820	Kroger Co. (The) (Food & Staples Retailing)	0.4%	40,058
1,340	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	0.6%	61,881
1,949	Liberty Interactive Corp., Class A* (Internet & Catalog Retail)	0.3%	32,665
400	Liberty Media Corp. - Liberty Capital, Class A* (Media)	0.4%	33,908

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
866	Limited Brands, Inc. (Specialty Retail)	0.4%	$38,416
4,290	Lowe's Cos., Inc. (Specialty Retail)	1.2%	114,629
1,429	Macy's, Inc. (Multiline Retail)	0.6%	54,373
996	Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	0.4%	38,555
3,511	McDonald's Corp. (Hotels, Restaurants & Leisure)	3.3%	313,673
998	McGraw-Hill Cos., Inc. (The) (Media)	0.4%	43,293
838	McKesson Corp. (Health Care Providers & Services)	0.8%	73,141
6,176	News Corp., Class A (Media)	1.2%	118,579
939	Omnicom Group, Inc. (Media)	0.5%	44,772
437	O'Reilly Automotive, Inc.* (Specialty Retail)	0.4%	41,860
169	priceline.com, Inc.* (Internet & Catalog Retail)	1.1%	105,708
787	Ross Stores, Inc. (Specialty Retail)	0.5%	49,762
2,380	Staples, Inc. (Specialty Retail)	0.3%	31,273
2,530	Starbucks Corp. (Hotels, Restaurants & Leisure)	1.4%	138,872
664	Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	0.4%	35,092
2,005	Sysco Corp. (Food & Staples Retailing)	0.6%	55,960
2,082	Target Corp. (Multiline Retail)	1.2%	120,569
1,086	Time Warner Cable, Inc. (Media)	0.9%	81,884
3,406	Time Warner, Inc. (Media)	1.2%	117,405
2,567	TJX Cos., Inc. (Specialty Retail)	1.1%	108,995
1,665	Viacom, Inc., Class B (Media)	0.8%	79,471
2,987	Walgreen Co. (Food & Staples Retailing)	0.9%	91,163
5,944	Wal-Mart Stores, Inc. (Food & Staples Retailing)	4.1%	391,234
5,665	Walt Disney Co. (The) (Media)	2.7%	258,947
546	Whole Foods Market, Inc. (Food & Staples Retailing)	0.5%	48,381

See accompanying notes to the financial statements.

54 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UCC  Ultra Consumer Services

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,590	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1.2%	$111,872
53,181	Other Common Stocks	14.2%	1,363,933
	Total Common Stocks (Cost $5,828,405)		6,076,655
Principal Amount
	U.S. Government & Agency Securities (a) — 0.6%
	Federal Home Loan Bank
$50,328	0.01%, due 06/01/12		50,328
	Federal Home Loan Mortgage Corp.
9,330	0.06%, due 06/01/12		9,330
	Total U.S. Government & Agency Securities (Cost $59,658)		59,658
	Repurchase Agreements (a)(b) — 7.8%
745,975	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $745,978		745,975
	Total Repurchase Agreements (Cost $745,975)		745,975
	Total Investment Securities (Cost $6,634,038) — 71.6%		6,882,288
	Other assets less liabilities — 28.4%		2,730,796
	Net Assets — 100.0%		$9,613,084

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $3,630,809.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$413,595
Aggregate gross unrealized depreciation	(166,418)
Net unrealized appreciation	$247,177
Federal income tax cost of investments	$6,635,111

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$2,295,632	$502,207
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	97,086	(2,612)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	1,014,767	(37,492)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	8,092,926	1,819,188
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	896,743	75,021
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	775,778	(32,064)
		$2,324,248

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 55

  Ultra Consumer Services  UCC

Ultra Consumer Services invested, as a percentage of net assets, in the following industries as of May 31, 2012:

Airlines	1.1%
Commercial Services & Supplies	0.2%
Diversified Consumer Services	0.8%
Electronic Equipment, Instruments & Components	0.1%
Food & Staples Retailing	10.4%
Health Care Providers & Services	1.8%
Hotels, Restaurants & Leisure	10.7%
Internet & Catalog Retail	4.6%
Internet Software & Services	1.7%
IT Services	0.0%‡
Media	15.4%
Multiline Retail	3.8%
Professional Services	0.4%
Road & Rail	0.2%
Software	0.2%
Specialty Retail	11.8%
Other[1]	36.8%
100.0%

‡  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

56 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UYG  Ultra Financials

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 82.6%
92,910	ACE Ltd. (Insurance)	0.9%	$6,720,181
129,297	Aflac, Inc. (Insurance)	0.7%	5,182,224
130,443	Allstate Corp. (The) (Insurance)	0.6%	4,427,235
282,433	American Express Co. (Consumer Finance)	2.2%	15,768,234
119,233	American International Group, Inc.* (Insurance)	0.5%	3,479,219
107,832	American Tower Corp. (Real Estate Investment Trusts)	1.0%	6,996,140
62,076	Ameriprise Financial, Inc. (Capital Markets)	0.4%	2,974,682
265,873	Annaly Capital Management, Inc. (Real Estate Investment Trusts)	0.6%	4,418,809
88,702	Aon plc (Insurance)	0.6%	4,124,643
26,087	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	0.5%	3,645,658
2,766,976	Bank of America Corp. (Diversified Financial Services)	2.9%	20,337,274
330,549	Bank of New York Mellon Corp. (The) (Capital Markets)	0.9%	6,729,978
189,719	BB&T Corp. (Commercial Banks)	0.8%	5,733,308
267,713	Berkshire Hathaway, Inc., Class B* (Insurance)	3.0%	21,245,704
27,846	BlackRock, Inc. (Capital Markets)	0.7%	4,756,097
39,943	Boston Properties, Inc. (Real Estate Investment Trusts)	0.6%	4,111,333
150,790	Capital One Financial Corp. (Consumer Finance)	1.1%	7,746,082
282,497	Charles Schwab Corp. (The) (Capital Markets)	0.5%	3,519,913
76,292	Chubb Corp. (The) (Insurance)	0.8%	5,498,364
795,093	Citigroup, Inc. (Diversified Financial Services)	3.0%	21,077,915
17,519	CME Group, Inc. (Diversified Financial Services)	0.6%	4,512,369
145,415	Discover Financial Services (Consumer Finance)	0.7%	4,814,691
80,805	Equity Residential (Real Estate Investment Trusts)	0.7%	4,937,186
251,519	Fifth Third Bancorp (Commercial Banks)	0.5%	3,357,779

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
40,073	Franklin Resources, Inc. (Capital Markets)	0.6%	$4,279,396
114,479	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.5%	10,955,640
111,400	HCP, Inc. (Real Estate Investment Trusts)	0.6%	4,549,576
57,695	Health Care REIT, Inc. (Real Estate Investment Trusts)	0.4%	3,200,342
1,042,506	JPMorgan Chase & Co. (Diversified Financial Services)	4.8%	34,559,074
94,659	Loews Corp. (Insurance)	0.5%	3,681,288
148,611	Marsh & McLennan Cos., Inc. (Insurance)	0.7%	4,752,580
29,029	Mastercard, Inc., Class A (IT Services)	1.7%	11,800,579
225,807	MetLife, Inc. (Insurance)	0.9%	6,595,822
364,969	Morgan Stanley (Capital Markets)	0.7%	4,875,986
144,328	PNC Financial Services Group, Inc. (Commercial Banks)	1.2%	8,864,626
156,866	Progressive Corp. (The) (Insurance)	0.5%	3,408,698
125,929	Prologis, Inc. (Real Estate Investment Trusts)	0.6%	4,027,209
132,614	Prudential Financial, Inc. (Insurance)	0.9%	6,159,920
38,689	Public Storage (Real Estate Investment Trusts)	0.7%	5,163,821
80,336	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.7%	11,851,167
134,974	State Street Corp. (Capital Markets)	0.8%	5,562,278
146,976	SunTrust Banks, Inc. (Commercial Banks)	0.5%	3,368,690
69,316	T. Rowe Price Group, Inc. (Capital Markets)	0.5%	3,991,908
107,841	Travelers Cos., Inc. (The) (Insurance)	0.9%	6,738,984
524,568	U.S. Bancorp (Commercial Banks)	2.3%	16,319,311
78,992	Ventas, Inc. (Real Estate Investment Trusts)	0.7%	4,646,309
143,556	Visa, Inc., Class A (IT Services)	2.3%	16,537,651
50,549	Vornado Realty Trust (Real Estate Investment Trusts)	0.6%	4,140,974

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 57

  Ultra Financials  UYG

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,367,191	Wells Fargo & Co. (Commercial Banks)	6.2%	$43,818,472
8,617,433	Other Common Stocks	25.0%	178,148,582
	Total Common Stocks (Cost $627,758,171)		588,113,901
Principal Amount
	U.S. Government & Agency Securities (a) — 6.6%
	Federal Home Loan Bank
$8,983,165	0.01%, due 06/01/12		8,983,165
	Federal Home Loan Mortgage Corp.
1,665,294	0.06%, due 06/01/12		1,665,294
	U.S. Treasury Bills
1,000,000	0.00%, due 06/28/12		999,959
35,000,000	0.00%, due 09/27/12		34,987,094
	Total U.S. Government & Agency Securities (Cost $46,635,512)		46,635,512
	Repurchase Agreements (a)(b) — 10.1%
71,796,708	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $71,797,078		71,796,708
	Total Repurchase Agreements (Cost $71,796,708)		71,796,708
	Total Investment Securities (Cost $746,190,391) — 99.3%		706,546,121
	Other assets less liabilities — 0.7%		5,150,164
	Net Assets — 100.0%		$711,696,285

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $254,951,537.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,918,837
Aggregate gross unrealized depreciation	(126,170,925)
Net unrealized depreciation	$(47,252,088)
Federal income tax cost of investments	$753,798,209

Swap Agreements

Ultra Financials had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$132,509,796	$(4,093,225)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	62,426,973	(5,580,805)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	46,078,722	(6,905,134)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	41,059,176	(4,508,458)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	342,676,307	(5,764,719)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	159,500,896	8,551,048
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	51,312,528	(4,534,080)
		$(22,835,373)

See accompanying notes to the financial statements.

58 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UYG  Ultra Financials

Ultra Financials invested, as a percentage of net assets, in the following industries as of May 31, 2012:

Capital Markets	8.8%
Commercial Banks	16.1%
Consumer Finance	4.3%
Diversified Financial Services	12.5%
Insurance	17.5%
IT Services	4.4%
Professional Services	0.2%
Real Estate Investment Trusts	17.3%
Real Estate Management & Development	0.7%
Thrifts & Mortgage Finance	0.8%
Other[1]	17.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 59

  Ultra Health Care  RXL

Shares		Value
	Common Stocks (a) — 66.6%
	Biotechnology — 10.4%
612	Acorda Therapeutics, Inc.*	$13,458
2,863	Alexion Pharmaceuticals, Inc.*	259,302
1,508	Alkermes plc*	23,555
13,600	Amgen, Inc.	945,472
2,056	Amylin Pharmaceuticals, Inc.*	54,505
2,381	Ariad Pharmaceuticals, Inc.*	39,453
3,754	Biogen Idec, Inc.*	490,836
1,772	BioMarin Pharmaceutical, Inc.*	63,154
6,808	Celgene Corp.*	464,646
994	Cepheid, Inc.*	37,603
948	Cubist Pharmaceuticals, Inc.*	38,034
2,310	Dendreon Corp.*	16,170
11,655	Gilead Sciences, Inc.*	582,167
3,579	Human Genome Sciences, Inc.*	48,746
1,528	Incyte Corp.*	32,562
1,017	InterMune, Inc.*	10,607
1,463	Isis Pharmaceuticals, Inc.*	14,469
541	Medivation, Inc.*	45,568
1,331	Myriad Genetics, Inc.*	32,117
986	Onyx Pharmaceuticals, Inc.*	45,139
2,167	PDL BioPharma, Inc.	14,064
1,133	Regeneron Pharmaceuticals, Inc.*	153,691
1,566	Seattle Genetics, Inc.*	30,506
1,210	Theravance, Inc.*	25,035
793	United Therapeutics Corp.*	35,082
3,229	Vertex Pharmaceuticals, Inc.*	193,869
		3,709,810
	Health Care Equipment & Supplies — 11.0%
1,334	Alere, Inc.*	24,506
8,903	Baxter International, Inc.	450,670
3,115	Becton, Dickinson and Co.	227,800
22,987	Boston Scientific Corp.*	131,945
1,341	C.R. Bard, Inc.	130,332
3,470	CareFusion Corp.*	84,113
728	Cooper Cos., Inc. (The)	62,011
7,496	Covidien plc	388,143
2,193	DENTSPLY International, Inc.	81,141
1,781	Edwards Lifesciences Corp.*	152,044
747	Gen-Probe, Inc.*	60,440
387	Haemonetics Corp.*	26,978
971	Hill-Rom Holdings, Inc.	28,557
4,067	Hologic, Inc.*	68,163
871	IDEXX Laboratories, Inc.*	73,896
611	Intuitive Surgical, Inc.*	319,614
479	Invacare Corp.	7,132
847	Masimo Corp.*	15,932
16,462	Medtronic, Inc.	606,460

Shares		Value
	Common Stocks (a) (continued)
656	NuVasive, Inc.*	$12,962
2,282	ResMed, Inc.*	70,696
865	Sirona Dental Systems, Inc.*	37,005
4,950	St. Jude Medical, Inc.	190,179
822	STERIS Corp.	24,545
4,556	Stryker Corp.	234,406
631	Teleflex, Inc.	37,481
927	Thoratec Corp.*	28,125
1,747	Varian Medical Systems, Inc.*	102,479
814	Volcano Corp.*	23,272
522	West Pharmaceutical Services, Inc.	24,952
2,780	Zimmer Holdings, Inc.	168,607
		3,894,586
	Health Care Providers & Services — 10.8%
5,622	Aetna, Inc.	229,884
742	AMERIGROUP Corp.*	46,301
1,570	Brookdale Senior Living, Inc.*	25,889
671	Catalyst Health Solutions, Inc.*	58,290
775	Centene Corp.*	28,008
4,430	Cigna Corp.	194,521
1,421	Community Health Systems, Inc.*	31,276
2,239	Coventry Health Care, Inc.	68,066
1,449	DaVita, Inc.*	117,731
12,403	Express Scripts Holding Co.*	647,313
2,574	HCA Holdings, Inc.	66,898
3,943	Health Management Associates, Inc., Class A*	25,275
1,287	Health Net, Inc.*	32,973
1,478	HealthSouth Corp.*	28,289
1,402	Henry Schein, Inc.*	104,183
1,315	HMS Holdings Corp.*	35,229
2,537	Humana, Inc.	193,801
1,537	Laboratory Corp. of America Holdings*	128,001
747	LifePoint Hospitals, Inc.*	27,504
1,373	Lincare Holdings, Inc.	31,483
442	Magellan Health Services, Inc.*	18,639
756	MEDNAX, Inc.*	46,124
989	Owens & Minor, Inc.	28,157
1,418	Patterson Cos., Inc.	47,134
795	PSS World Medical, Inc.*	16,083
2,437	Quest Diagnostics, Inc.	138,665
6,739	Tenet Healthcare Corp.*	31,741
16,698	UnitedHealth Group, Inc.	931,247
1,393	Universal Health Services, Inc., Class B	53,979
663	WellCare Health Plans, Inc.*	37,440
5,398	WellPoint, Inc.	363,771
		3,833,895

See accompanying notes to the financial statements.

60 :: Schedule of Portfolio Investments :: May 31, 2012

  RXL  Ultra Health Care

Shares		Value
	Common Stocks (a) (continued)
	Life Sciences Tools & Services — 2.2%
302	Bio-Rad Laboratories, Inc., Class A*	$30,082
767	Charles River Laboratories International, Inc.*	25,602
938	Covance, Inc.*	43,523
1,928	Illumina, Inc.*	83,020
2,765	Life Technologies Corp.*	113,116
924	PAREXEL International Corp.*	24,726
575	Techne Corp.	39,020
5,947	Thermo Fisher Scientific, Inc.	300,205
1,390	Waters Corp.*	110,894
		770,188
	Pharmaceuticals — 32.2%
24,152	Abbott Laboratories	1,492,352
4,772	Allergan, Inc.	430,673
744	Auxilium Pharmaceuticals, Inc.*	14,211
26,655	Bristol-Myers Squibb Co.	888,678
15,234	Eli Lilly & Co.	623,832
1,808	Endo Health Solutions, Inc.*	58,796
3,855	Forest Laboratories, Inc.*	134,925
2,558	Hospira, Inc.*	79,963
1,020	Impax Laboratories, Inc.*	21,145
42,440	Johnson & Johnson	2,649,529
983	Medicis Pharmaceutical Corp., Class A	35,486
47,690	Merck & Co., Inc.	1,792,190
6,614	Mylan, Inc.*	143,326
1,776	Nektar Therapeutics*	11,899
561	Par Pharmaceutical Cos., Inc.*	20,106
1,311	Perrigo Co.	136,200
119,273	Pfizer, Inc.	2,608,501
905	Questcor Pharmaceuticals, Inc.*	37,467
825	Salix Pharmaceuticals Ltd.*	42,743
1,094	ViroPharma, Inc.*	22,033
2,714	Warner Chilcott plc, Class A*	51,186
1,973	Watson Pharmaceuticals, Inc.*	140,655
		11,435,896
	Total Common Stocks (Cost $20,464,126)	23,644,375

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 1.9%
	Federal Home Loan Bank
$571,680	0.01%, due 06/01/12	$571,680
	Federal Home Loan Mortgage Corp.
105,978	0.06%, due 06/01/12	105,978
	Total U.S. Government & Agency Securities (Cost $677,658)	677,658
	Repurchase Agreements (a)(b) — 12.0%
4,268,709	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $4,268,730	4,268,709
	Total Repurchase Agreements (Cost $4,268,709)	4,268,709
	Total Investment Securities (Cost $25,410,493) — 80.5%	28,590,742
	Other assets less liabilities — 19.5%	6,915,944
	Net Assets — 100.0%	$35,506,686

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $4,857,054.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,162,247
Aggregate gross unrealized depreciation	(1,008,477)
Net unrealized appreciation	$3,153,770
Federal income tax cost of investments	$25,436,972

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 61

  Ultra Health Care  RXL

Swap Agreements

Ultra Health Care had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$23,118,928	$4,473,439
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	2,466,069	(59,833)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	1,624,097	(116,996)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Health CareSM Index	1,802,067	33,415
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	15,306,113	626,057
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	3,100,381	(141,425)
		$4,814,657

See accompanying notes to the financial statements.

62 :: Schedule of Portfolio Investments :: May 31, 2012

  UXI  Ultra Industrials

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 77.1%
5,768	3M Co. (Industrial Conglomerates)	2.4%	$486,877
5,749	Accenture plc, Class A (IT Services)	1.6%	328,268
3,097	Agilent Technologies, Inc. (Life Sciences Tools & Services)	0.6%	125,924
1,443	AMETEK, Inc. (Electrical Equipment)	0.4%	73,175
1,487	Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.4%	79,093
4,420	Automatic Data Processing, Inc. (IT Services)	1.2%	230,503
5,939	Boeing Co. (The) (Aerospace & Defense)	2.1%	413,414
1,473	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	0.4%	85,817
5,250	Caterpillar, Inc. (Machinery)	2.3%	460,005
1,419	Cooper Industries plc (Electrical Equipment)	0.5%	100,040
9,423	CSX Corp. (Road & Rail)	1.0%	196,846
1,563	Cummins, Inc. (Machinery)	0.8%	151,533
5,107	Danaher Corp. (Industrial Conglomerates)	1.3%	265,411
3,606	Deere & Co. (Machinery)	1.3%	266,375
1,669	Dover Corp. (Machinery)	0.5%	94,399
2,999	Eaton Corp. (Machinery)	0.6%	127,937
2,430	Ecolab, Inc. (Chemicals)	0.8%	153,600
6,599	Emerson Electric Co. (Electrical Equipment)	1.5%	308,635
1,913	Expeditors International of Washington, Inc. (Air Freight & Logistics)	0.4%	73,172
2,646	Fastenal Co. (Trading Companies & Distributors)	0.6%	117,033
2,639	FedEx Corp. (Air Freight & Logistics)	1.2%	235,240
2,289	Fidelity National Information Services, Inc. (IT Services)	0.4%	75,033
1,270	Fiserv, Inc.* (IT Services)	0.4%	85,636
1,523	Fluor Corp. (Construction & Engineering)	0.4%	71,398
2,671	General Dynamics Corp. (Aerospace & Defense)	0.9%	170,971
94,750	General Electric Co. (Industrial Conglomerates)	9.1%	1,808,777
1,119	Goodrich Corp. (Aerospace & Defense)	0.7%	140,737
6,404	Honeywell International, Inc. (Aerospace & Defense)	1.8%	356,447
3,725	Illinois Tool Works, Inc. (Machinery)	1.0%	209,159
2,802	Ingersoll-Rand plc (Machinery)	0.6%	115,751

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,312	Lockheed Martin Corp. (Aerospace & Defense)	1.0%	$191,434
2,963	Norfolk Southern Corp. (Road & Rail)	1.0%	194,136
2,184	Northrop Grumman Corp. (Aerospace & Defense)	0.6%	128,310
3,215	PACCAR, Inc. (Machinery)	0.6%	120,787
1,357	Parker Hannifin Corp. (Machinery)	0.6%	110,921
2,908	Paychex, Inc. (IT Services)	0.4%	87,153
1,291	Precision Castparts Corp. (Aerospace & Defense)	1.1%	214,577
3,106	Raytheon Co. (Aerospace & Defense)	0.8%	156,294
2,726	Republic Services, Inc. (Commercial Services & Supplies)	0.4%	71,857
1,285	Rockwell Automation, Inc. (Electrical Equipment)	0.5%	93,175
861	Roper Industries, Inc. (Electrical Equipment)	0.4%	87,150
784	Sherwin-Williams Co. (The) (Chemicals)	0.5%	101,638
3,822	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.6%	120,087
4,143	Tyco International Ltd. (Industrial Conglomerates)	1.1%	220,242
4,336	Union Pacific Corp. (Road & Rail)	2.4%	483,030
6,486	United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.4%	486,061
7,095	United Technologies Corp. (Aerospace & Defense)	2.6%	525,810
529	W.W. Grainger, Inc. (Trading Companies & Distributors)	0.5%	102,441
3,594	Waste Management, Inc. (Commercial Services & Supplies)	0.6%	116,589
139,832	Other Common Stocks	21.8%	4,348,062
	Total Common Stocks (Cost $16,565,873)		15,366,960
Principal Amount
	U.S. Government & Agency Securities (a) — 2.9%
	Federal Home Loan Bank
$482,119	0.01%, due 06/01/12		482,119
	Federal Home Loan Mortgage Corp.
89,375	0.06%, due 06/01/12		89,375
	Total U.S. Government & Agency Securities (Cost $571,494)		571,494

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 63

  Ultra Industrials  UXI

Principal Amount		Value
	Repurchase Agreements (a)(b) — 18.6%
$3,699,470	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $3,699,490	$3,699,470
	Total Repurchase Agreements (Cost $3,699,470)	3,699,470
	Total Investment Securities (Cost $20,836,837) — 98.6%	19,637,924
	Other assets less liabilities — 1.4%	283,169
	Net Assets — 100.0%	$19,921,093

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $10,312,115.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$542,460
Aggregate gross unrealized depreciation	(1,862,201)
Net unrealized depreciation	$(1,319,741)
Federal income tax cost of investments	$20,957,665

Swap Agreements

Ultra Industrials had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$3,479,725	$(210,337)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	67,845	(3,149)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	3,208,206	(10,589)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	10,610,093	120,006
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	4,137,938	(147,362)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	3,032,670	(10,054)
		$(261,485)

See accompanying notes to the financial statements.

64 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  UXI  Ultra Industrials

Ultra Industrials invested, as a percentage of net assets, in the following industries as of May 31, 2012:

Aerospace & Defense	13.9%
Air Freight & Logistics	4.6%
Building Products	0.8%
Chemicals	1.5%
Commercial Services & Supplies	2.7%
Construction & Engineering	1.5%
Construction Materials	0.4%
Containers & Packaging	1.6%
Diversified Consumer Services	0.1%
Diversified Financial Services	0.0%‡
Electrical Equipment	4.2%
Electronic Equipment, Instruments & Components	3.0%
Industrial Conglomerates	14.1%
Internet Software & Services	0.2%
IT Services	5.5%
Life Sciences Tools & Services	1.0%
Machinery	12.7%
Marine	0.2%
Metals & Mining	0.0%‡
Multi-Utilities	0.2%
Office Electronics	0.1%
Oil, Gas & Consumable Fuels	0.2%
Paper & Forest Products	0.3%
Professional Services	1.0%
Road & Rail	5.6%
Semiconductors & Semiconductor Equipment	0.0%‡
Trading Companies & Distributors	1.7%
Other[1]	22.9%
100.0%

‡  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 65

  Ultra Oil & Gas  DIG

Shares		Value
	Common Stocks (a) — 68.8%
	Electric Utilities — 0.2%
11,034	OGE Energy Corp.	$587,450
	Energy Equipment & Services — 13.6%
6,393	Atwood Oceanics, Inc.*	244,277
49,338	Baker Hughes, Inc.	2,058,875
3,929	Bristow Group, Inc.	157,356
27,655	Cameron International Corp.*	1,263,557
2,279	CARBO Ceramics, Inc.	185,419
5,294	Core Laboratories N.V.	677,103
7,442	Diamond Offshore Drilling, Inc.	432,976
8,549	Dresser-Rand Group, Inc.*	375,130
4,116	Dril-Quip, Inc.*	249,388
7,264	Exterran Holdings, Inc.*	83,827
27,265	FMC Technologies, Inc.*	1,097,144
104,468	Halliburton Co.	3,140,308
11,432	Helix Energy Solutions Group, Inc.*	195,830
11,157	Helmerich & Payne, Inc.	505,412
17,122	Key Energy Services, Inc.*	169,679
3,459	Lufkin Industries, Inc.	198,789
26,523	McDermott International, Inc.*	269,208
32,658	Nabors Industries Ltd.*	442,516
48,012	National Oilwell Varco, Inc.	3,204,801
29,675	Noble Corp.*	927,937
12,301	Oceaneering International, Inc.	568,552
5,818	Oil States International, Inc.*	387,304
13,264	Parker Drilling Co.*	64,861
17,565	Patterson-UTI Energy, Inc.	265,583
14,340	Rowan Cos. plc*	430,200
151,613	Schlumberger Ltd.	9,589,522
2,461	SEACOR Holdings, Inc.*	212,163
17,579	Superior Energy Services, Inc.*	380,410
8,709	TETRA Technologies, Inc.*	55,650
5,857	Tidewater, Inc.	264,034
36,344	Transocean Ltd.	1,483,925
5,454	Unit Corp.*	217,015
85,041	Weatherford International Ltd.*	1,021,342
		30,820,093
	Machinery — 0.1%
3,337	Chart Industries, Inc.*	208,429
	Oil, Gas & Consumable Fuels — 54.8%
56,552	Anadarko Petroleum Corp.	3,449,673
43,490	Apache Corp.	3,539,216
5,876	Berry Petroleum Co., Class A	228,635
4,884	Bill Barrett Corp.*	94,310
23,610	Cabot Oil & Gas Corp.	768,269
3,990	Carrizo Oil & Gas, Inc.*	88,219

Shares		Value
	Common Stocks (a) (continued)
74,864	Chesapeake Energy Corp.	$1,265,202
227,714	Chevron Corp.	22,386,563
9,717	Cimarex Energy Co.	517,625
21,311	Cobalt International Energy, Inc.*	482,694
5,412	Comstock Resources, Inc.*	80,909
11,777	Concho Resources, Inc.*	1,033,314
140,329	ConocoPhillips	7,319,561
6,558	Continental Resources, Inc.*	477,816
1,870	CVR Energy, Inc.*	47,573
44,487	Denbury Resources, Inc.*	672,643
43,290	Devon Energy Corp.	2,576,621
8,220	Energen Corp.	362,913
30,493	EOG Resources, Inc.	3,027,955
16,940	EQT Corp.	785,677
17,264	EXCO Resources, Inc.	124,301
544,501	Exxon Mobil Corp.	42,814,114
12,907	Forest Oil Corp.*	107,773
4,744	Gulfport Energy Corp.*	87,669
34,735	Hess Corp.	1,517,920
22,013	HollyFrontier Corp.	648,943
56,243	Kinder Morgan, Inc.	1,922,948
28,039	Kodiak Oil & Gas Corp.*	227,396
80,686	Marathon Oil Corp.	2,009,888
40,344	Marathon Petroleum Corp.	1,455,208
12,235	McMoRan Exploration Co.*	119,047
21,973	Murphy Oil Corp.	1,024,381
15,159	Newfield Exploration Co.*	454,164
20,024	Noble Energy, Inc.	1,691,227
7,960	Oasis Petroleum, Inc.*	204,492
92,005	Occidental Petroleum Corp.	7,293,236
70,164	Phillips 66*	2,107,025
13,842	Pioneer Natural Resources Co.	1,338,521
16,018	Plains Exploration & Production Co.*	573,284
20,097	QEP Resources, Inc.	528,953
13,745	Quicksilver Resources, Inc.*	61,440
18,295	Range Resources Corp.	1,050,865
6,025	Rosetta Resources, Inc.*	233,107
43,610	SandRidge Energy, Inc.*	276,924
7,227	SM Energy Co.	390,908
39,318	Southwestern Energy Co.*	1,102,084
12,126	Sunoco, Inc.	563,253
4,824	Swift Energy Co.*	96,046
15,834	Tesoro Corp.*	350,248
17,261	Ultra Petroleum Corp.*	319,674
63,584	Valero Energy Corp.	1,341,622
13,300	Whiting Petroleum Corp.*	574,693
66,418	Williams Cos., Inc. (The)	2,027,742
22,137	WPX Energy, Inc.*	324,750
		124,169,234

See accompanying notes to the financial statements.

66 :: Schedule of Portfolio Investments :: May 31, 2012

  DIG  Ultra Oil & Gas

Shares		Value
	Common Stocks (a) (continued)
	Semiconductors & Semiconductor Equipment — 0.1%
6,363	First Solar, Inc.*	$79,919
14,378	GT Advanced Technologies, Inc.*	60,388
		140,307
	Total Common Stocks (Cost $183,604,049)	155,925,513
Principal Amount
	U.S. Government & Agency Securities (a) — 13.2%
	Federal Home Loan Bank
$5,639,179	0.01%, due 06/01/12	5,639,179
	Federal Home Loan Mortgage Corp.
1,045,388	0.06%, due 06/01/12	1,045,388
	U.S. Treasury Bill
23,300,000	0.00%, due 09/27/12	23,292,329
	Total U.S. Government & Agency Securities (Cost $29,976,896)	29,976,896
	Repurchase Agreements (a)(b) — 17.5%
39,749,837	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $39,750,041	39,749,837
	Total Repurchase Agreements (Cost $39,749,837)	39,749,837
	Total Investment Securities (Cost $253,330,782) — 99.5%	225,652,246
	Other assets less liabilities — 0.5%	1,071,459
	Net Assets — 100.0%	$226,723,705

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $65,931,866.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$586,461
Aggregate gross unrealized depreciation	(30,486,683)
Net unrealized depreciation	$(29,900,222)
Federal income tax cost of investments	$255,552,468

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$100,168,302	$(3,147,021)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	19,342,882	(1,393,219)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	30,170,753	(2,552,660)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	22,878,638	(1,693,341)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	34,494,994	(5,110,152)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	68,758,519	(2,392,400)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	21,892,802	(926,954)
		$(17,215,747)

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 67

  Ultra Real Estate  URE

Shares		Value
	Common Stocks (a) — 60.7%
	Real Estate Investment Trusts — 58.5%
26,336	Alexandria Real Estate Equities, Inc.	$1,802,963
29,567	American Campus Communities, Inc.	1,297,991
93,816	American Capital Agency Corp.	3,064,969
167,129	American Tower Corp.	10,843,330
412,086	Annaly Capital Management, Inc.	6,848,869
51,370	Apartment Investment & Management Co., Class A	1,390,586
40,432	AvalonBay Communities, Inc.	5,650,372
65,234	BioMed Realty Trust, Inc.	1,177,474
61,913	Boston Properties, Inc.	6,372,705
57,176	Brandywine Realty Trust	642,087
31,782	BRE Properties, Inc.	1,564,628
33,511	Camden Property Trust	2,181,901
59,845	CBL & Associates Properties, Inc.	1,044,894
436,774	Chimera Investment Corp.	1,222,967
37,083	Colonial Properties Trust	786,530
35,570	CommonWealth REIT	627,811
30,581	Corporate Office Properties Trust	673,088
104,468	DCT Industrial Trust, Inc.	608,004
102,324	DDR Corp.	1,421,280
71,560	DiamondRock Hospitality Co.	711,306
44,631	Digital Realty Trust, Inc.	3,158,536
54,271	Douglas Emmett, Inc.	1,161,399
107,212	Duke Realty Corp.	1,483,814
26,554	DuPont Fabros Technology, Inc.	676,861
11,455	EastGroup Properties, Inc.	567,824
19,768	Entertainment Properties Trust	815,825
17,561	Equity Lifestyle Properties, Inc.	1,156,567
125,243	Equity Residential	7,652,347
14,381	Essex Property Trust, Inc.	2,163,765
40,084	Extra Space Storage, Inc.	1,136,782
27,075	Federal Realty Investment Trust	2,660,931
31,299	Franklin Street Properties Corp.	305,478
163,588	General Growth Properties, Inc.	2,740,099
39,414	Hatteras Financial Corp.	1,125,270
172,658	HCP, Inc.	7,051,353
89,418	Health Care REIT, Inc.	4,960,016
33,096	Healthcare Realty Trust, Inc.	724,140
30,787	Highwoods Properties, Inc.	993,189
20,524	Home Properties, Inc.	1,230,209
52,466	Hospitality Properties Trust	1,233,476
300,278	Host Hotels & Resorts, Inc.	4,582,242
49,066	Invesco Mortgage Capital, Inc.	890,057
28,521	Kilroy Realty Corp.	1,309,399
172,845	Kimco Realty Corp.	3,102,568

Shares		Value
	Common Stocks (a) (continued)
36,181	LaSalle Hotel Properties	$997,872
57,750	Lexington Realty Trust	479,903
48,707	Liberty Property Trust	1,688,672
56,096	Macerich Co. (The)	3,200,277
36,974	Mack-Cali Realty Corp.	1,007,172
151,458	MFA Financial, Inc.	1,154,110
15,794	Mid-America Apartment Communities, Inc.	1,064,358
40,759	National Retail Properties, Inc.	1,079,706
43,840	Omega Healthcare Investors, Inc.	925,462
73,421	Piedmont Office Realty Trust, Inc., Class A	1,212,181
69,232	Plum Creek Timber Co., Inc.	2,526,968
22,638	Post Properties, Inc.	1,095,906
16,990	Potlatch Corp.	486,933
195,185	Prologis, Inc.	6,242,016
59,969	Public Storage	8,004,062
51,723	Rayonier, Inc.	2,222,537
56,645	Realty Income Corp.	2,171,203
30,048	Redwood Trust, Inc.	363,881
38,232	Regency Centers Corp.	1,674,944
69,163	Senior Housing Properties Trust	1,428,216
124,515	Simon Property Group, Inc.	18,368,453
36,343	SL Green Realty Corp.	2,726,088
48,319	Starwood Property Trust, Inc.	968,313
50,053	Sunstone Hotel Investors, Inc.*	501,031
36,535	Tanger Factory Outlet Centers	1,132,950
24,617	Taubman Centers, Inc.	1,797,041
91,088	Two Harbors Investment Corp.	941,850
93,161	UDR, Inc.	2,412,870
122,435	Ventas, Inc.	7,201,627
78,346	Vornado Realty Trust	6,418,104
28,025	Washington Real Estate Investment Trust	788,624
51,384	Weingarten Realty Investors	1,314,403
227,025	Weyerhaeuser Co.	4,520,068
		190,933,703
	Real Estate Management & Development — 2.2%
110,154	Brookfield Office Properties, Inc.	1,843,978
125,037	CBRE Group, Inc., Class A*	2,056,858
56,871	Forest City Enterprises, Inc., Class A*	761,503
10,745	Howard Hughes Corp.(The)*	643,303
18,470	Jones Lang LaSalle, Inc.	1,339,075
39,001	St. Joe Co. (The)*	622,846
		7,267,563
	Total Common Stocks (Cost $191,312,847)	198,201,266

See accompanying notes to the financial statements.

68 :: Schedule of Portfolio Investments :: May 31, 2012

  URE  Ultra Real Estate

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.0%
	Federal Home Loan Bank
$9,147,167	0.01%, due 06/01/12	$9,147,167
	Federal Home Loan Mortgage Corp.
1,695,697	0.06%, due 06/01/12	1,695,697
	U.S. Treasury Bill
18,700,000	0.00%, due 09/27/12	18,693,074
	Total U.S. Government & Agency Securities (Cost $29,535,938)	29,535,938
	Repurchase Agreements (a)(b) — 20.1%
65,758,459	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $65,758,798	65,758,459
	Total Repurchase Agreements (Cost $65,758,459)	65,758,459
	Total Investment Securities (Cost $286,607,244) — 89.8%	293,495,663
	Other assets less liabilities — 10.2%	33,157,095
	Net Assets — 100.0%	$326,652,758

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $78,845,208.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,110,352
Aggregate gross unrealized depreciation	(8,409,629)
Net unrealized appreciation	$6,700,723
Federal income tax cost of investments	$286,794,940

Swap Agreements

Ultra Real Estate had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$154,248,594	$(70,576)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	17,726,462	(57,499)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	67,849,081	(195,094)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	35,621,327	(226,948)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	69,958,091	25,468
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	75,407,990	6,357,372
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	34,596,423	(288,620)
		$5,544,103

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 69

  Ultra KBW Regional Banking  KRU

Shares		Value
	Common Stocks (a) — 66.5%
	Commercial Banks — 62.3%
4,909	Associated Banc-Corp	$62,148
4,961	BancorpSouth, Inc.	66,924
1,195	Bank of Hawaii Corp.	55,376
935	BOK Financial Corp.	52,126
6,129	Boston Private Financial Holdings, Inc.	55,284
3,532	Cathay General Bancorp	58,561
1,351	City Holding Co.	43,475
1,065	City National Corp./CA	52,909
2,909	Columbia Banking System, Inc.	52,711
1,974	Community Bank System, Inc.	52,528
7,869	CVB Financial Corp.	85,693
2,389	East West Bancorp, Inc.	53,490
6,675	First Commonwealth Financial Corp.	41,852
3,792	First Financial Bancorp	58,245
1,532	First Financial Bankshares, Inc.	49,116
3,688	First Horizon National Corp.	31,274
5,558	First Midwest Bancorp, Inc./IL	56,080
2,493	First Republic Bank/CA*	78,280
3,532	FirstMerit Corp.	56,159
6,285	FNB Corp./PA	66,747
5,013	Fulton Financial Corp.	50,782
3,169	Glacier Bancorp, Inc.	45,475
1,662	Hancock Holding Co.	50,674
727	Iberiabank Corp.	35,252
3,169	MB Financial, Inc.	64,362
6,960	National Penn Bancshares, Inc.	62,014
5,350	Old National Bancorp/IN	62,006
2,909	PacWest Bancorp	66,354
597	Park National Corp.	38,524
3,948	Pinnacle Financial Partners, Inc.*	67,353
2,753	PrivateBancorp, Inc.	40,552
1,273	Prosperity Bancshares, Inc.	54,383
2,052	S&T Bancorp, Inc.	35,233
1,065	Signature Bank/NY*	65,402
10,129	Susquehanna Bancshares, Inc.	97,542
1,299	SVB Financial Group*	77,498
24,154	Synovus Financial Corp.	46,134
3,350	TCF Financial Corp.	39,497
2,156	Texas Capital Bancshares, Inc.*	83,610
2,286	Trustmark Corp.	55,824
961	UMB Financial Corp.	46,868
5,038	Umpqua Holdings Corp.	64,638
2,234	United Bankshares, Inc./WV	57,235
5,508	Valley National Bancorp	61,637
3,143	Webster Financial Corp.	63,709
701	Westamerica Bancorp.	31,342
2,052	Wintrust Financial Corp.	69,789
		2,662,667

Shares		Value
	Common Stocks (a) (continued)
	Thrifts & Mortgage Finance — 4.2%
6,571	Brookline Bancorp, Inc.	$57,759
9,765	Hudson City Bancorp, Inc.	60,543
4,337	Provident Financial Services, Inc.	60,501
		178,803
	Total Common Stocks (Cost $2,925,846)	2,841,470
Principal Amount
	U.S. Government & Agency Securities (a) — 3.2%
	Federal Home Loan Bank
$113,731	0.01%, due 06/01/12	113,731
	Federal Home Loan Mortgage Corp.
21,083	0.06%, due 06/01/12	21,083
	Total U.S. Government & Agency Securities (Cost $134,814)	134,814
	Repurchase Agreements (a)(b) — 20.9%
892,526	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $892,530	892,526
	Total Repurchase Agreements (Cost $892,526)	892,526
	Total Investment Securities (Cost $3,953,186) — 90.6%	3,868,810
	Other assets less liabilities — 9.4%	403,051
	Net Assets — 100.0%	$4,271,861

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,531,255.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,750
Aggregate gross unrealized depreciation	(152,892)
Net unrealized depreciation	$(105,142)
Federal income tax cost of investments	$3,973,952

See accompanying notes to the financial statements.

70 :: Schedule of Portfolio Investments :: May 31, 2012

  KRU  Ultra KBW Regional Banking

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$137,658	$(5,344)
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	115,707	(21,247)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional Banking IndexSM	1,959,239	442,919
Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	2,982,049	3,827
Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	504,051	(18,588)
		$401,567

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 71

  Ultra Semiconductors  USD

Shares		Value
	Common Stocks (a) — 69.1%
	Communications Equipment — 0.2%
3,087	InterDigital, Inc.	$76,218
	Computers & Peripherals — 1.6%
16,187	SanDisk Corp.*	529,315
	Semiconductors & Semiconductor Equipment — 67.3%
39,805	Advanced Micro Devices, Inc.*	242,014
22,007	Altera Corp.	735,254
20,220	Analog Devices, Inc.	735,401
89,751	Applied Materials, Inc.	927,128
29,408	Atmel Corp.*	205,856
2,131	ATMI, Inc.*	42,641
32,922	Broadcom Corp., Class A*	1,065,027
1,558	Cabot Microelectronics Corp.	48,828
3,290	Cavium, Inc.*	79,651
7,875	Cree, Inc.*	197,426
1,929	Cymer, Inc.*	104,494
10,519	Cypress Semiconductor Corp.*	138,746
8,667	Fairchild Semiconductor International, Inc.*	114,491
1,917	Hittite Microwave Corp.*	94,470
9,648	Integrated Device Technology, Inc.*	52,967
345,860	Intel Corp.	8,937,022
4,713	International Rectifier Corp.*	88,793
8,532	Intersil Corp., Class A	90,013
11,399	KLA-Tencor Corp.	522,416
8,120	Lam Research Corp.*	302,876
14,444	Linear Technology Corp.	419,165
38,273	LSI Corp.*	254,515
33,291	Marvell Technology Group Ltd.*	417,136
20,024	Maxim Integrated Products, Inc.	503,804
15,640	MEMC Electronic Materials, Inc.*	26,119
12,946	Microchip Technology, Inc.	401,585
67,526	Micron Technology, Inc.*	394,352
5,868	Microsemi Corp.*	103,629
4,523	Novellus Systems, Inc.*	189,197
41,477	NVIDIA Corp.*	515,559
3,965	OmniVision Technologies, Inc.*	64,154
30,170	ON Semiconductor Corp.*	203,346
15,848	PMC-Sierra, Inc.*	101,110
6,797	Rambus, Inc.*	32,693
18,771	RF Micro Devices, Inc.*	70,767
4,440	Semtech Corp.*	106,960
2,843	Silicon Laboratories, Inc.*	98,169
12,595	Skyworks Solutions, Inc.*	338,302
12,595	Teradyne, Inc.*	181,998
3,481	Tessera Technologies, Inc.	47,307

Shares		Value
	Common Stocks (a) (continued)
77,611	Texas Instruments, Inc.	$2,210,361
11,192	TriQuint Semiconductor, Inc.*	58,310
17,784	Xilinx, Inc.	568,554
		22,032,606
	Total Common Stocks (Cost $25,379,286)	22,638,139
Principal Amount
	U.S. Government & Agency Securities (a) — 6.1%
	Federal Home Loan Bank
$1,680,041	0.01%, due 06/01/12	1,680,041
	Federal Home Loan Mortgage Corp.
311,445	0.06%, due 06/01/12	311,445
	Total U.S. Government & Agency Securities (Cost $1,991,486)	1,991,486
	Repurchase Agreements (a)(b) — 35.3%
11,532,541	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $11,532,601	11,532,541
	Total Repurchase Agreements (Cost $11,532,541)	11,532,541
	Total Investment Securities (Cost $38,903,313) — 110.5%	36,162,166
	Liabilities in excess of other assets — (10.5%)	(3,450,933)
	Net Assets — 100.0%	$32,711,233

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $16,195,542.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$874,045
Aggregate gross unrealized depreciation	(4,020,980)
Net unrealized depreciation	$(3,146,935)
Federal income tax cost of investments	$39,309,101

See accompanying notes to the financial statements.

72 :: Schedule of Portfolio Investments :: May 31, 2012

  USD  Ultra Semiconductors

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$3,049,686	$(386,442)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	196,549	(14,126)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	2,652,484	(255,119)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	14,547,534	(1,326,998)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	20,990,634	(1,942,835)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	1,346,869	(281,160)
		$(4,206,680)

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 73

  Ultra Technology  ROM

Shares		Value
	Common Stocks (a) — 62.3%
	Commercial Services & Supplies — 0.1%
4,129	Pitney Bowes, Inc.	$56,320
	Communications Equipment — 6.6%
1,227	Acme Packet, Inc.*	28,074
1,454	ADTRAN, Inc.	42,500
2,684	Arris Group, Inc.*	33,094
2,410	Aruba Networks, Inc.*	31,667
9,720	Brocade Communications Systems, Inc.*	45,198
2,151	Ciena Corp.*	29,146
120,869	Cisco Systems, Inc.	1,973,791
457	Comtech Telecommunications Corp.	13,198
1,922	Emulex Corp.*	12,916
1,780	F5 Networks, Inc.*	184,194
2,015	Finisar Corp.*	28,915
2,581	Harmonic, Inc.*	11,331
2,603	Harris Corp.	103,547
1,022	InterDigital, Inc.	25,233
5,152	JDS Uniphase Corp.*	52,293
11,871	Juniper Networks, Inc.*	204,181
6,615	Motorola Solutions, Inc.	318,049
966	Plantronics, Inc.	29,067
3,968	Polycom, Inc.*	45,394
37,767	QUALCOMM, Inc.	2,164,427
3,494	Riverbed Technology, Inc.*	57,302
4,694	Sonus Networks, Inc.*	11,406
7,469	Tellabs, Inc.	27,337
947	ViaSat, Inc.*	39,793
		5,512,053
	Computers & Peripherals — 18.8%
20,845	Apple, Inc.*	12,042,782
35,594	Dell, Inc.*	438,874
1,408	Diebold, Inc.	52,110
1,037	Electronics for Imaging, Inc.*	15,285
45,866	EMC Corp.*	1,093,904
44,674	Hewlett-Packard Co.	1,013,206
1,690	Lexmark International, Inc., Class A	42,267
3,536	NCR Corp.*	75,741
8,161	NetApp, Inc.*	242,871
2,219	QLogic Corp.*	30,201
5,359	SanDisk Corp.*	175,239
9,081	Seagate Technology plc	212,768
740	Synaptics, Inc.*	19,847
5,225	Western Digital Corp.*	164,013
		15,619,108

Shares		Value
	Common Stocks (a) (continued)
	Electronic Equipment, Instruments & Components — 0.7%
1,534	Brightpoint, Inc.*	$7,471
35,171	Corning, Inc.	456,871
3,449	Ingram Micro, Inc., Class A*	61,496
987	Insight Enterprises, Inc.*	14,696
927	Tech Data Corp.*	44,134
		584,668
	Health Care Technology — 0.4%
4,191	Allscripts Healthcare Solutions, Inc.*	45,347
787	athenahealth, Inc.*	57,207
3,214	Cerner Corp.*	250,564
840	Quality Systems, Inc.	24,032
		377,150
	Household Durables — 0.1%
2,585	Garmin Ltd.	111,052
	Internet Software & Services — 5.4%
4,034	Akamai Technologies, Inc.*	118,358
2,189	AOL, Inc.*	60,044
839	Digital River, Inc.*	12,249
2,425	EarthLink, Inc.	19,570
1,053	Equinix, Inc.*	171,755
5,800	Google, Inc., Class A*	3,368,988
1,594	IAC/InterActiveCorp	71,602
1,067	j2 Global, Inc.	25,811
2,422	Rackspace Hosting, Inc.*	119,816
3,576	VeriSign, Inc.*	136,710
26,623	Yahoo!, Inc.*	405,735
		4,510,638
	IT Services — 7.2%
3,873	Amdocs Ltd.*	111,349
594	CACI International, Inc., Class A*	25,423
6,824	Cognizant Technology Solutions Corp., Class A*	397,498
3,454	Computer Sciences Corp.	92,015
762	CSG Systems International, Inc.*	12,573
790	DST Systems, Inc.	40,369
2,004	Gartner, Inc.*	81,523
24,749	International Business Machines Corp.	4,774,082
7,667	SAIC, Inc.	85,180
3,787	Teradata Corp.*	251,760
879	Unisys Corp.*	13,809
2,382	VeriFone Systems, Inc.*	86,014
		5,971,595

See accompanying notes to the financial statements.

74 :: Schedule of Portfolio Investments :: May 31, 2012

  ROM  Ultra Technology

Shares		Value
	Common Stocks (a) (continued)
	Office Electronics — 0.3%
31,187	Xerox Corp.	$225,170
	Semiconductors & Semiconductor Equipment — 8.8%
13,176	Advanced Micro Devices, Inc.*	80,110
7,285	Altera Corp.	243,392
6,694	Analog Devices, Inc.	243,461
29,710	Applied Materials, Inc.	306,904
9,735	Atmel Corp.*	68,145
706	ATMI, Inc.*	14,127
10,897	Broadcom Corp., Class A*	352,518
516	Cabot Microelectronics Corp.	16,171
1,089	Cavium, Inc.*	26,365
2,607	Cree, Inc.*	65,358
638	Cymer, Inc.*	34,560
3,482	Cypress Semiconductor Corp.*	45,928
2,869	Fairchild Semiconductor International, Inc.*	37,900
635	Hittite Microwave Corp.*	31,293
3,194	Integrated Device Technology, Inc.*	17,535
114,487	Intel Corp.	2,958,344
1,560	International Rectifier Corp.*	29,390
2,824	Intersil Corp., Class A	29,793
3,774	KLA-Tencor Corp.	172,962
2,688	Lam Research Corp.*	100,262
4,781	Linear Technology Corp.	138,745
12,669	LSI Corp.*	84,249
11,019	Marvell Technology Group Ltd.*	138,068
6,629	Maxim Integrated Products, Inc.	166,786
5,177	MEMC Electronic Materials, Inc.*	8,646
4,286	Microchip Technology, Inc.	132,952
22,352	Micron Technology, Inc.*	130,536
1,942	Microsemi Corp.*	34,296
1,498	Novellus Systems, Inc.*	62,661
13,729	NVIDIA Corp.*	170,651
1,312	OmniVision Technologies, Inc.*	21,228
9,987	ON Semiconductor Corp.*	67,312
5,246	PMC-Sierra, Inc.*	33,469
2,250	Rambus, Inc.*	10,823
6,214	RF Micro Devices, Inc.*	23,427
1,470	Semtech Corp.*	35,412
941	Silicon Laboratories, Inc.*	32,493
4,169	Skyworks Solutions, Inc.*	111,979
4,169	Teradyne, Inc.*	60,242
1,152	Tessera Technologies, Inc.	15,656
25,692	Texas Instruments, Inc.	731,708
3,706	TriQuint Semiconductor, Inc.*	19,308
5,887	Xilinx, Inc.	188,207
		7,293,372

Shares		Value
	Common Stocks (a) (continued)
	Software — 13.9%
885	ACI Worldwide, Inc.*	$33,798
11,104	Adobe Systems, Inc.*	344,779
720	Advent Software, Inc.*	18,785
2,069	ANSYS, Inc.*	128,019
2,193	Ariba, Inc.*	98,532
2,116	Aspen Technology, Inc.*	46,764
5,095	Autodesk, Inc.*	163,142
3,826	BMC Software, Inc.*	161,916
8,190	CA, Inc.	203,685
6,077	Cadence Design Systems, Inc.*	61,985
3,777	Check Point Software Technologies Ltd.*	193,534
4,222	Citrix Systems, Inc.*	308,544
918	CommVault Systems, Inc.*	43,027
4,919	Compuware Corp.*	44,271
1,052	Concur Technologies, Inc.*	65,066
809	Fair Isaac Corp.	32,894
2,700	Fortinet, Inc.*	57,375
2,378	Informatica Corp.*	98,521
6,136	Intuit, Inc.	345,027
951	JDA Software Group, Inc.*	26,324
2,122	Mentor Graphics Corp.*	29,920
1,812	MICROS Systems, Inc.*	95,601
168,023	Microsoft Corp.	4,904,591
5,173	Nuance Communications, Inc.*	107,029
87,446	Oracle Corp.	2,314,696
2,656	Parametric Technology Corp.*	53,651
1,394	Progress Software Corp.*	26,793
1,698	QLIK Technologies, Inc.*	38,596
1,298	Quest Software, Inc.*	32,450
4,338	Red Hat, Inc.*	222,886
2,502	Rovi Corp.*	61,124
2,751	Salesforce.com, Inc.*	381,344
1,290	SolarWinds, Inc.*	59,159
1,580	Solera Holdings, Inc.	70,152
16,401	Symantec Corp.*	243,391
3,239	Synopsys, Inc.*	95,712
3,745	TIBCO Software, Inc.*	100,179
582	Ultimate Software Group, Inc.*	46,752
1,891	VMware, Inc., Class A*	175,882
873	Websense, Inc.*	16,220
		11,552,116
	Total Common Stocks (Cost $56,264,623)	51,813,242

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 75

  Ultra Technology  ROM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 4.0%
	Federal Home Loan Bank
$2,783,425	0.01%, due 06/01/12	$2,783,425
	Federal Home Loan Mortgage Corp.
515,990	0.06%, due 06/01/12	515,990
	Total U.S. Government & Agency Securities (Cost $3,299,415)	3,299,415
	Repurchase Agreements (a)(b) — 23.1%
19,241,492	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $19,241,591	19,241,492
	Total Repurchase Agreements (Cost $19,241,492)	19,241,492
	Total Investment Securities (Cost $78,805,530) — 89.4%	74,354,149
	Other assets less liabilities — 10.6%	8,804,549
	Net Assets — 100.0%	$83,158,698

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $12,086,940.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,605,650
Aggregate gross unrealized depreciation	(9,116,657)
Net unrealized depreciation	$(5,511,007)
Federal income tax cost of investments	$79,865,156

Swap Agreements

Ultra Technology had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$71,806,112	$(14,133)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	1,567,503	(83,749)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	12,658,593	(25,864)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	15,945,887	(3,670)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	3,877,132	(171,607)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	8,894,234	(2,285)
		$(301,308)

See accompanying notes to the financial statements.

76 :: Schedule of Portfolio Investments :: May 31, 2012

  LTL  Ultra Telecommunications

Shares		Value
	Common Stocks (a) — 3.0%
	Diversified Financial Services — 0.1%
151	Leucadia National Corp.	$3,068
	Diversified Telecommunication Services — 2.0%
32	AboveNet, Inc.*	2,666
218	Alaska Communications Systems Group, Inc.	432
593	AT&T, Inc.	20,263
30	Atlantic Tele-Network, Inc.	987
117	Cbeyond, Inc.*	693
217	CenturyLink, Inc.	8,511
410	Cincinnati Bell, Inc.*	1,451
66	Consolidated Communications Holdings, Inc.	973
849	Frontier Communications Corp.	3,175
108	General Communication, Inc., Class A*	685
142	Level 3 Communications, Inc.*	3,015
65	Lumos Networks Corp.	666
147	tw telecom, inc.*	3,409
369	Verizon Communications, Inc.	15,365
462	Vonage Holdings Corp.*	845
391	Windstream Corp.	3,660
		66,796
	Media — 0.1%
197	Virgin Media, Inc.	4,340
	Wireless Telecommunication Services — 0.8%
119	Crown Castle International Corp.*	6,497
147	Leap Wireless International, Inc.*	848
316	MetroPCS Communications, Inc.*	2,023
177	NII Holdings, Inc.*	2,039
47	NTELOS Holdings Corp.	900
84	SBA Communications Corp., Class A*	4,364
88	Shenandoah Telecommunications Co.	938
1,920	Sprint Nextel Corp.*	4,935
111	Telephone & Data Systems, Inc.	2,203
34	United States Cellular Corp.*	1,271
74	USA Mobility, Inc.	919
		26,937
	Total Common Stocks (Cost $100,638)	101,141

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.8%
	Federal Home Loan Bank
$274,898	0.01%, due 06/01/12	$274,898
	Federal Home Loan Mortgage Corp.
50,960	0.06%, due 06/01/12	50,960
	Total U.S. Government & Agency Securities (Cost $325,858)	325,858
	Repurchase Agreements (a)(b) — 78.3%
2,601,779	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $2,601,794	2,601,779
	Total Repurchase Agreements (Cost $2,601,779)	2,601,779
	Total Investment Securities (Cost $3,028,275) — 91.1%	3,028,778
	Other assets less liabilities — 8.9%	294,984
	Net Assets — 100.0%	$3,323,762

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $879,919.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,896
Aggregate gross unrealized depreciation	(5,393)
Net unrealized appreciation	$503
Federal income tax cost of investments	$3,028,275

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 77

  Ultra Telecommunications  LTL

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$1,114,268	$(34,660)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	109,687	(2,621)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	2,192,787	(57,890)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Select TelecommunicationsSM Index	665,675	(17,281)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	1,305,731	149,145
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	1,149,944	(29,690)
		$7,003

See accompanying notes to the financial statements.

78 :: Schedule of Portfolio Investments :: May 31, 2012

  UPW  Ultra Utilities

Shares		Value
	Common Stocks (a) — 59.8%
	Electric Utilities — 31.8%
594	ALLETE, Inc.	$23,196
8,824	American Electric Power Co., Inc.	339,812
1,117	Cleco Corp.	45,618
24,129	Duke Energy Corp.	530,355
5,476	Edison International	246,201
736	El Paso Electric Co.	22,588
3,235	Entergy Corp.	208,755
15,483	Exelon Corp.	572,561
7,645	FirstEnergy Corp.	357,710
2,474	Great Plains Energy, Inc.	49,282
1,754	Hawaiian Electric Industries, Inc.	48,428
910	IDACORP, Inc.	35,754
939	ITC Holdings Corp.	64,744
7,702	NextEra Energy, Inc.	503,249
5,690	Northeast Utilities	204,897
4,276	NV Energy, Inc.	73,975
4,124	Pepco Holdings, Inc.	78,603
1,984	Pinnacle West Capital Corp.	97,970
1,436	PNM Resources, Inc.	26,781
1,375	Portland General Electric Co.	34,581
10,571	PPL Corp.	289,328
5,353	Progress Energy, Inc.	293,452
15,693	Southern Co. (The)	720,466
923	UIL Holdings Corp.	31,207
671	UNS Energy Corp.	25,156
2,144	Westar Energy, Inc.	61,361
8,860	Xcel Energy, Inc.	248,257
		5,234,287
	Gas Utilities — 4.1%
2,126	AGL Resources, Inc.	79,682
1,649	Atmos Energy Corp.	54,648
383	Laclede Group, Inc. (The)	14,596
1,425	National Fuel Gas Co.	61,603
761	New Jersey Resources Corp.	31,947
486	Northwest Natural Gas Co.	22,526
1,770	ONEOK, Inc.	146,892
1,312	Piedmont Natural Gas Co., Inc.	39,780
3,242	Questar Corp.	65,067
545	South Jersey Industries, Inc.	26,383
839	Southwest Gas Corp.	35,221
2,113	UGI Corp.	60,601
939	WGL Holdings, Inc.	36,574
		675,520
	Independent Power Producers & Energy Traders — 2.1%
11,797	AES Corp. (The)*	142,626
7,048	Calpine Corp.*	118,406

Shares		Value
	Common Stocks (a) (continued)
14,119	GenOn Energy, Inc.*	$24,285
4,208	NRG Energy, Inc.*	64,466
		349,783
	Multi-Utilities — 18.6%
2,019	Alliant Energy Corp.	88,210
4,388	Ameren Corp.	141,776
1,061	Avista Corp.	26,960
722	Black Hills Corp.	23,234
7,222	CenterPoint Energy, Inc.	146,101
4,617	CMS Energy Corp.	107,576
5,316	Consolidated Edison, Inc.	320,874
10,415	Dominion Resources, Inc.	542,205
3,081	DTE Energy Co.	175,093
1,428	Integrys Energy Group, Inc.	77,255
5,135	NiSource, Inc.	128,837
657	NorthWestern Corp.	23,330
7,555	PG&E Corp.	330,154
9,303	Public Service Enterprise Group, Inc.	290,161
2,118	SCANA Corp.	99,440
4,084	Sempra Energy	265,501
3,691	TECO Energy, Inc.	64,223
1,481	Vectren Corp.	43,423
4,231	Wisconsin Energy Corp.	160,101
		3,054,454
	Oil, Gas & Consumable Fuels — 2.1%
11,848	Spectra Energy Corp.	340,156
	Water Utilities — 1.1%
3,194	American Water Works Co., Inc.	109,267
2,533	Aqua America, Inc.	58,512
764	California Water Service Group	13,301
		181,080
	Total Common Stocks (Cost $9,392,792)	9,835,280
Principal Amount
	U.S. Government & Agency Securities (a) — 5.3%
	Federal Home Loan Bank
$733,269	0.01%, due 06/01/12	733,269
	Federal Home Loan Mortgage Corp.
135,933	0.06%, due 06/01/12	135,933
	Total U.S. Government & Agency Securities (Cost $869,202)	869,202

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 79

  Ultra Utilities  UPW

Principal Amount		Value
	Repurchase Agreements (a)(b) — 31.4%
$5,170,222	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $5,170,249	$5,170,222
	Total Repurchase Agreements (Cost $5,170,222)	5,170,222
	Total Investment Securities (Cost $15,432,216) — 96.5%	15,874,704
	Other assets less liabilities — 3.5%	579,677
	Net Assets — 100.0%	$16,454,381

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $3,462,171.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$889,869
Aggregate gross unrealized depreciation	(458,389)
Net unrealized appreciation	$431,480
Federal income tax cost of investments	$15,443,224

Swap Agreements

Ultra Utilities had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$1,235,964	$39,688
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	376,324	2,646
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	2,116,682	7,987
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. UtilitiesSM Index	2,232,190	62,933
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	13,922,227	321,971
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	3,242,987	29,735
		$464,960

See accompanying notes to the financial statements.

80 :: Schedule of Portfolio Investments :: May 31, 2012

  EFO  Ultra MSCI EAFE

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 15.5%
	Federal Home Loan Bank
$796,591	0.01%, due 06/01/12	$796,591
	Federal Home Loan Mortgage Corp.
147,672	0.06%, due 06/01/12	147,672
	U.S. Treasury Bill
300,000	0.00%, due 09/27/12	299,889
	Total U.S. Government & Agency Securities (Cost $1,244,152)	1,244,152
	Repurchase Agreements (a)(b) — 85.5%
6,868,754	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $6,868,789	6,868,754
	Total Repurchase Agreements (Cost $6,868,754)	6,868,754
	Total Investment Securities (Cost $8,112,906) † — 101.0%	8,112,906
	Liabilities in excess of other assets — (1.0%)	(77,118)
	Net Assets — 100.0%	$8,035,788

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $2,179,111.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI EAFE had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$3,716,058	$185,186
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	5,604,627	(565,193)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	1,933,653	6,519
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI EAFE Index®	642,319	35,544
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI EAFE Index®	953,236	(57,186)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	1,079,207	(113,681)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	2,139,086	(101,946)
		$(610,757)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 81

  Ultra MSCI Emerging Markets  EET

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 16.7%
	Federal Home Loan Bank
$2,021,758	0.01%, due 06/01/12	$2,021,758
	Federal Home Loan Mortgage Corp.
374,792	0.06%, due 06/01/12	374,792
	U.S. Treasury Bill
1,200,000	0.00%, due 09/27/12	1,199,556
	Total U.S. Government & Agency Securities (Cost $3,596,106)	3,596,106
	Repurchase Agreements (a)(b) — 97.5%
20,921,106	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $20,921,216	20,921,106
	Total Repurchase Agreements (Cost $20,921,106)	20,921,106
	Total Investment Securities (Cost $24,517,212) † — 114.2%	24,517,212
	Liabilities in excess of other assets — (14.2%)	(3,051,805)
	Net Assets — 100.0%	$21,465,407

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $9,457,206.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Emerging Markets had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the MSCI Emerging Markets Index®	$4,226,885	$(205,601)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	945,190	(44,966)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	3,383,599	(525,358)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	3,431,056	(341,475)
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Emerging Markets Index®	5,774,684	(361,484)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Emerging Markets Index®	4,697,298	308,870
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	16,940,613	(1,960,301)
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	3,614,699	(55,633)
		$(3,185,948)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

82 :: Schedule of Portfolio Investments :: May 31, 2012

  UPV  Ultra MSCI Europe

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.3%
	Federal Home Loan Bank
$121,675	0.01%, due 06/01/12	$121,675
	Federal Home Loan Mortgage Corp.
22,557	0.06%, due 06/01/12	22,557
	U.S. Treasury Bill
500,000	0.00%, due 09/27/12	499,814
	Total U.S. Government & Agency Securities (Cost $644,046)	644,046
	Repurchase Agreements (a)(b) — 72.9%
1,553,672	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $1,553,679	1,553,672
	Total Repurchase Agreements (Cost $1,553,672)	1,553,672
	Total Investment Securities (Cost $2,197,718) † — 103.2%	2,197,718
	Liabilities in excess of other assets — (3.2%)	(67,304)
	Net Assets — 100.0%	$2,130,414

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,291,390.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Europe had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$601,586	$5,879
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	453,998	(57,022)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	463,924	38,119
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Europe Index®	561,129	(25,223)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Europe Index®	186,062	(7,804)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	1,498,420	(47,962)
Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	483,591	6,707
		$(87,306)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 83

  Ultra MSCI Pacific ex-Japan  UXJ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.6%
	Federal Home Loan Bank
$78,163	0.01%, due 06/01/12	$78,163
	Federal Home Loan Mortgage Corp.
14,490	0.06%, due 06/01/12	14,490
	Total U.S. Government & Agency Securities (Cost $92,653)	92,653
	Repurchase Agreements (a)(b) — 109.1%
1,323,829	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $1,323,836	1,323,829
	Total Repurchase Agreements (Cost $1,323,829)	1,323,829
	Total Investment Securities (Cost $1,416,482) † — 116.7%	1,416,482
	Liabilities in excess of other assets — (16.7%)	(203,119)
	Net Assets — 100.0%	$1,213,363

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $834,242.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$132,888	$(17,435)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	740,059	(90,448)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Pacific ex-Japan Index®	580,402	60,432
Equity Index Swap Agreement with Societe Generale, based on the MSCI Pacific ex-Japan Index®	497,250	(113,435)
Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	476,240	(36,667)
		$(197,553)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

84 :: Schedule of Portfolio Investments :: May 31, 2012

  UBR  Ultra MSCI Brazil

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.1%
	Federal Home Loan Bank
$686,997	0.01%, due 06/01/12	$686,997
	Federal Home Loan Mortgage Corp.
127,355	0.06%, due 06/01/12	127,355
	Total U.S. Government & Agency Securities (Cost $814,352)	814,352
	Repurchase Agreements (a)(b) — 108.2%
9,668,169	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $9,668,218	9,668,169
	Total Repurchase Agreements (Cost $9,668,169)	9,668,169
	Total Investment Securities (Cost $10,482,521) † — 117.3%	10,482,521
	Liabilities in excess of other assets — (17.3%)	(1,547,900)
	Net Assets — 100.0%	$8,934,621

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $5,365,075.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Brazil had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$8,498,962	$(2,610,151)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	1,357,993	220,787
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Brazil Index®	3,260,864	(1,075,386)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Brazil Index®	2,178,596	(1,085,386)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	967,141	(273,388)
Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	1,608,469	(872,313)
		$(5,695,837)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 85

  Ultra FTSE China 25  XPP

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 18.6%
	Federal Home Loan Bank
$2,356,901	0.01%, due 06/01/12	$2,356,901
	Federal Home Loan Mortgage Corp.
436,921	0.06%, due 06/01/12	436,921
	U.S. Treasury Bill
1,800,000	0.00%, due 09/27/12	1,799,333
	Total U.S. Government & Agency Securities (Cost $4,593,155)	4,593,155
	Repurchase Agreements (a)(b) — 114.8%
28,323,232	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $28,323,379	28,323,232
	Total Repurchase Agreements (Cost $28,323,232)	28,323,232
	Total Investment Securities (Cost $32,916,387) † — 133.4%	32,916,387
	Liabilities in excess of other assets — (33.4%)	(8,240,837)
	Net Assets — 100.0%	$24,675,550

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $15,359,949.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra FTSE China 25 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$1,352,366	$(173,139)
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	5,741,075	(1,809,162)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	6,253,615	(366,857)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the FTSE China 25 Index®	3,336,204	148,223
Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	26,642,977	(5,747,648)
Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	6,098,863	(595,638)
		$(8,544,221)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

86 :: Schedule of Portfolio Investments :: May 31, 2012

  EZJ  Ultra MSCI Japan

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.9%
	Federal Home Loan Bank
$1,578,946	0.01%, due 06/01/12	$1,578,946
	Federal Home Loan Mortgage Corp.
292,704	0.06%, due 06/01/12	292,704
	Total U.S. Government & Agency Securities (Cost $1,871,650)	1,871,650
	Repurchase Agreements (a)(b) — 72.9%
12,577,486	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $12,577,552	12,577,486
	Total Repurchase Agreements (Cost $12,577,486)	12,577,486
	Total Investment Securities (Cost $14,449,136) † — 83.8%	14,449,136
	Other assets less liabilities — 16.2%	2,802,849
	Net Assets — 100.0%	$17,251,985

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $2,687,545.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Japan had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$18,807,947	$(731,400)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	4,811,776	(505,897)
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Japan Index®	416,165	(21,274)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Japan Index®	2,821,317	(199,469)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	6,450,135	295,751
Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	1,248,079	(29,630)
		$(1,191,919)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 87

  Ultra MSCI Mexico Investable Market  UMX

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.1%
	Federal Home Loan Bank
$87,176	0.01%, due 06/01/12	$87,176
	Federal Home Loan Mortgage Corp.
16,161	0.06%, due 06/01/12	16,161
	Total U.S. Government & Agency Securities (Cost $103,337)	103,337
	Repurchase Agreements (a)(b) — 74.9%
1,096,939	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $1,096,943	1,096,939
	Total Repurchase Agreements (Cost $1,096,939)	1,096,939
	Total Investment Securities (Cost $1,200,276) † — 82.0%	1,200,276
	Other assets less liabilities — 18.0%	263,160
	Net Assets — 100.0%	$1,463,436

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $550,899.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Mexico Investable Market had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$392,435	$48,568
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	428,023	27,107
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Mexico Investable Market Index®	984,602	119,816
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Mexico Investable Market Index®	214,698	(6,732)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	428,916	37,212
Equity Index Swap Agreement with UBS AG, based on the MSCI Mexico Investable Market Index®	478,795	(38,179)
		$187,792

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

88 :: Schedule of Portfolio Investments :: May 31, 2012

  UST  Ultra 7-10 Year Treasury

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 73.1%
	U.S. Treasury Bonds
$4,360,000	8.13%, due 08/15/19	$6,523,991
1,762,500	8.50%, due 02/15/20	2,726,505
1,411,400	8.75%, due 05/15/20	2,227,476
3,171,300	8.75%, due 08/15/20	5,046,083
1,873,200	7.88%, due 02/15/21	2,890,874
1,870,600	8.13%, due 05/15/21	2,944,587
1,766,300	8.13%, due 08/15/21	2,799,723
5,976,100	8.00%, due 11/15/21	9,467,917
		34,627,156
	U.S. Treasury Notes
18,415,500	3.63%, due 08/15/19	21,751,871
24,061,000	3.38%, due 11/15/19	28,027,306
34,853,000	3.63%, due 02/15/20	41,279,022
28,389,900	3.50%, due 05/15/20	33,378,094
29,534,100	2.63%, due 08/15/20	32,697,479
38,567,000	2.63%, due 11/15/20	42,640,639
31,462,900	3.63%, due 02/15/21	37,364,652
25,654,800	3.13%, due 05/15/21	29,382,763
35,597,100	2.13%, due 08/15/21	37,624,466
40,704,500	2.00%, due 11/15/21	42,450,341
40,832,100	2.00%, due 02/15/22	42,487,714
14,843,800	1.75%, due 05/15/22	15,074,575
		404,158,922
	Total Long-Term U.S. Treasury Obligations (Cost $428,240,491)	438,786,078
	U.S. Government & Agency Securities (a) — 3.5%
	Federal Home Loan Bank
17,802,232	0.01%, due 06/01/12	17,802,232
	Federal Home Loan Mortgage Corp.
3,300,167	0.06%, due 06/01/12	3,300,167
	U.S. Treasury Bill
200,000	0.00%, due 09/27/12	199,921
	Total U.S. Government & Agency Securities (Cost $21,302,320)	21,302,320

Principal Amount		Value
	Repurchase Agreements (a)(b) — 19.6%
$117,740,486	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $117,741,094	$117,740,486
	Total Repurchase Agreements (Cost $117,740,486)	117,740,486
	Total Investment Securities (Cost $567,283,297) — 96.2%	577,828,884
	Other assets less liabilities — 3.8%	22,558,933
	Net Assets — 100.0%	$600,387,817

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $6,433,786.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,561,293
Aggregate gross unrealized depreciation	(20,239)
Net unrealized appreciation	$10,541,054
Federal income tax cost of investments	$567,287,830

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	363	09/19/12	$48,619,313	$402,238

Cash collateral in the amount of $539,053 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 89

  Ultra 7-10 Year Treasury  UST

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$77,341,845	$963,293
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	85,340,850	3,180,170
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	245,099,904	6,792,333
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	3,722,639	144,270
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	308,456,242	8,481,046
		$19,561,112

See accompanying notes to the financial statements.

90 :: Schedule of Portfolio Investments :: May 31, 2012

  UBT  Ultra 20+ Year Treasury

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 44.3%
	U.S. Treasury Bonds
$236,400	4.50%, due 02/15/36	$322,631
108,000	4.75%, due 02/15/37	153,022
132,700	5.00%, due 05/15/37	194,685
171,000	4.38%, due 02/15/38	230,730
214,800	4.50%, due 05/15/38	295,434
298,800	3.50%, due 02/15/39	351,814
320,000	4.25%, due 05/15/39	425,225
276,900	4.50%, due 08/15/39	382,230
430,800	4.38%, due 11/15/39	583,970
404,800	4.63%, due 02/15/40	569,914
453,600	4.38%, due 05/15/40	615,301
379,100	3.88%, due 08/15/40	474,793
446,000	4.25%, due 11/15/40	593,772
351,400	4.75%, due 02/15/41	505,028
423,700	4.38%, due 05/15/41	575,636
519,600	3.75%, due 08/15/41	637,403
538,000	3.13%, due 11/15/41	588,438
538,900	3.13%, due 02/15/42	589,338
205,600	3.00%, due 05/15/42	219,590
		8,308,954
	Total Long-Term U.S. Treasury Obligations (Cost $8,091,542)	8,308,954
	U.S. Government & Agency Securities (a) — 4.2%
	Federal Home Loan Bank
665,009	0.01%, due 06/01/12	665,009
	Federal Home Loan Mortgage Corp.
123,279	0.06%, due 06/01/12	123,279
	Total U.S. Government & Agency Securities (Cost $788,288)	788,288

Principal Amount		Value
	Repurchase Agreements (a)(b) — 28.3%
$5,305,502	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $5,305,528	$5,305,502
	Total Repurchase Agreements (Cost $5,305,502)	5,305,502
	Total Investment Securities (Cost $14,185,332) — 76.8%	14,402,744
	Other assets less liabilities — 23.2%	4,342,033
	Net Assets — 100.0%	$18,744,777

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,140,127.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$217,412
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$217,412
Federal income tax cost of investments	$14,185,332

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	7	09/19/12	$1,048,031	$13,899

Cash collateral in the amount of $52,920 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 91

  Ultra 20+ Year Treasury  UBT

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$1,969,812	$1,211,900
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	466,790	2,989,879
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	16,347,790	2,191,892
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	9,755,025	2,431,892
		$8,825,563

See accompanying notes to the financial statements.

92 :: Schedule of Portfolio Investments :: May 31, 2012

  UJB  Ultra High Yield

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 12.5%
	Federal Home Loan Bank
$434,602	0.01%, due 06/01/12	$434,602
	Federal Home Loan Mortgage Corp.
80,566	0.06%, due 06/01/12	80,566
	Total U.S. Government & Agency Securities (Cost $515,168)	515,168
	Repurchase Agreements (a)(b) — 79.2%
3,268,390	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $3,268,407	3,268,390
	Total Repurchase Agreements (Cost $3,268,390)	3,268,390
	Total Investment Securities (Cost $3,783,558) † — 91.7%	3,783,558
	Other assets less liabilities — 8.3%	343,020
	Net Assets — 100.0%	$4,126,578

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $546,204.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra High Yield had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid High Yield Index	$5,017,685	$(138,140)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid High Yield Index	3,252,012	59,530
		$(78,610)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 93

  Ultra Investment Grade Corporate  IGU

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 19.2%
	Federal Home Loan Bank
$149,538	0.01%, due 06/01/12	$149,538
	Federal Home Loan Mortgage Corp.
27,721	0.06%, due 06/01/12	27,721
	U.S. Treasury Bill
300,000	0.00%, due 09/27/12	299,889
	Total U.S. Government & Agency Securities (Cost $477,148)	477,148
	Repurchase Agreements (a)(b) — 40.9%
1,020,674	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $1,020,679	1,020,674
	Total Repurchase Agreements (Cost $1,020,674)	1,020,674
	Total Investment Securities (Cost $1,497,822) † — 60.1%	1,497,822
	Other assets less liabilities — 39.9%	996,381
	Net Assets — 100.0%	$2,494,203

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $183,997.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra Investment Grade Corporate had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid Investment Grade Index	$921,676	$38,548
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid Investment Grade Index	2,903,399	431,187
Bond Index Swap Agreement with Deutsche Bank AG, based on the Markit iBoxx® $ Liquid Investment Grade Index	1,034,261	35,183
Bond Index Swap Agreement with Goldman Sachs International, based on the Markit iBoxx® $ Liquid Investment Grade Index	122,738	180,242
		$685,160

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

94 :: Schedule of Portfolio Investments :: May 31, 2012

  PSQ  Short QQQ®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.2%
	Federal Home Loan Bank
$23,539,768	0.01%, due 06/01/12	$23,539,768
	Federal Home Loan Mortgage Corp.
4,363,789	0.06%, due 06/01/12	4,363,789
	U.S. Treasury Bills
30,000,000	0.00%, due 06/28/12	29,998,763
20,000,000	0.00%, due 09/27/12	19,992,625
	Total U.S. Government & Agency Securities (Cost $77,894,945)	77,894,945
	Repurchase Agreements (a)(b) — 69.9%
174,449,410	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $174,450,311	174,449,410
	Total Repurchase Agreements (Cost $174,449,410)	174,449,410
	Total Investment Securities (Cost $252,344,355) † — 101.1%	252,344,355
	Liabilities in excess of other assets — (1.1%)	(2,731,487)
	Net Assets — 100.0%	$249,612,868

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $28,954,905.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	932	06/15/12	$47,070,660	$2,444,744

Cash collateral in the amount of $2,106,300 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

Short QQQ® had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(28,784,924)	$590,852
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(12,231,523)	276,704
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(18,760,222)	824,201
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(31,722,105)	1,025,643
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(14,625,012)	518,204
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(4,271,584)	187,343
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(22,080,316)	(1,588,030)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(70,047,356)	1,549,513
		$3,384,430

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 95

  Short Dow30SM  DOG

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 14.1%
	Federal Home Loan Bank
$31,578,021	0.01%, due 06/01/12	$31,578,021
	Federal Home Loan Mortgage Corp.
5,853,915	0.06%, due 06/01/12	5,853,915
	U.S. Treasury Bill
2,800,000	0.00%, due 09/27/12	2,798,963
	Total U.S. Government & Agency Securities (Cost $40,230,899)	40,230,899
	Repurchase Agreements (a)(b) — 75.6%
214,615,822	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $214,616,930	214,615,822
	Total Repurchase Agreements (Cost $214,615,822)	214,615,822
	Total Investment Securities (Cost $254,846,721) † — 89.7%	254,846,721
	Other assets less liabilities — 10.3%	29,155,009
	Net Assets — 100.0%	$284,001,730

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $19,621,882.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	1,138	06/15/12	$70,487,720	$2,584,860

Cash collateral in the amount of $2,884,800 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

Short Dow30SM had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(30,286,085)	$1,165,032
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(60,512,046)	1,588,124
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(14,651,928)	668,601
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(16,487,913)	352,369
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(19,540,595)	616,537
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(38,644,032)	(542,333)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(33,427,172)	(1,131,995)
		$2,716,335

See accompanying notes to the financial statements.

96 :: Schedule of Portfolio Investments :: May 31, 2012

  SH  Short S&P500®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 14.7%
	Federal Home Loan Bank
$225,468,626	0.01%, due 06/01/12	$225,468,626
	Federal Home Loan Mortgage Corp.
41,797,243	0.06%, due 06/01/12	41,797,243
	U.S. Treasury Bill
14,800,000	0.00%, due 09/27/12	14,794,518
	Total U.S. Government & Agency Securities (Cost $282,060,387)	282,060,387
	Repurchase Agreements (a)(b) — 78.2%
1,496,753,599	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $1,496,761,321	1,496,753,599
	Total Repurchase Agreements (Cost $1,496,753,599)	1,496,753,599
	Total Investment Securities (Cost $1,778,813,986) † — 92.9%	1,778,813,986
	Other assets less liabilities — 7.1%	135,425,004
	Net Assets — 100.0%	$1,914,238,990

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $99,296,624.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	4,085	06/15/12	$267,414,313	$12,363,089

Cash collateral in the amount of $16,262,708 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

Short S&P500® had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(667,020,460)	$(7,776,013)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(62,119,462)	1,959,267
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(144,262,477)	5,718,774
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(91,739,614)	5,066,800
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(72,567,203)	(4,093,039)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(68,112,817)	1,948,834
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(470,401,766)	9,375,554
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(70,622,014)	2,515,170
		$14,715,347

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 97

  Short MidCap400  MYY

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.9%
	Federal Home Loan Bank
$4,039,002	0.01%, due 06/01/12	$4,039,002
	Federal Home Loan Mortgage Corp.
748,748	0.06%, due 06/01/12	748,748
	Total U.S. Government & Agency Securities (Cost $4,787,750)	4,787,750
	Repurchase Agreements (a)(b) — 81.2%
27,994,454	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $27,994,597	27,994,454
	Total Repurchase Agreements (Cost $27,994,454)	27,994,454
	Total Investment Securities (Cost $32,782,204) † — 95.1%	32,782,204
	Other assets less liabilities — 4.9%	1,700,839
	Net Assets — 100.0%	$34,483,043

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $2,695,630.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	41	06/15/12	$3,792,090	$212,617

Cash collateral in the amount of $235,171 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

Short MidCap400 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(4,644,575)	$(196,854)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	(2,318,495)	48,423
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(5,799,751)	198,975
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	(6,462,404)	179,815
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	(4,127,285)	143,810
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(7,346,949)	205,354
		$579,523

See accompanying notes to the financial statements.

98 :: Schedule of Portfolio Investments :: May 31, 2012

  SBB  Short SmallCap600

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.2%
	Federal Home Loan Bank
$2,425,301	0.01%, due 06/01/12	$2,425,301
	Federal Home Loan Mortgage Corp.
449,601	0.06%, due 06/01/12	449,601
	Total U.S. Government & Agency Securities (Cost $2,874,902)	2,874,902
	Repurchase Agreements (a)(b) — 76.6%
16,639,223	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $16,639,309	16,639,223
	Total Repurchase Agreements (Cost $16,639,223)	16,639,223
	Total Investment Securities (Cost $19,514,125) † — 89.8%	19,514,125
	Other assets less liabilities — 10.2%	2,225,446
	Net Assets — 100.0%	$21,739,571

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,448,028.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600TM Index	$(10,968,867)	$225,015
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	(1,045,683)	1,040
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	(2,543,206)	46,932
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600TM Index	(4,891,071)	98,499
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600TM Index	(1,593,575)	21,274
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(700,816)	50,029
		$442,789

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 99

  Short Russell2000  RWM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 19.1%
	Federal Home Loan Bank
$49,702,931	0.01%, due 06/01/12	$49,702,931
	Federal Home Loan Mortgage Corp.
9,213,900	0.06%, due 06/01/12	9,213,900
	U.S. Treasury Bills
20,000,000	0.00%, due 06/28/12	19,999,175
8,900,000	0.00%, due 09/27/12	8,896,704
	Total U.S. Government & Agency Securities (Cost $87,812,710)	87,812,710
	Repurchase Agreements (a)(b) — 73.2%
336,293,681	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $336,295,417	336,293,681
	Total Repurchase Agreements (Cost $336,293,681)	336,293,681
	Total Investment Securities (Cost $424,106,391) † — 92.3%	424,106,391
	Other assets less liabilities — 7.7%	35,178,760
	Net Assets — 100.0%	$459,285,151

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $33,870,192.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	1,130	06/15/12	$85,936,500	$5,263,053

Cash collateral in the amount of $7,211,250 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

Short Russell2000 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(68,497,000)	$1,648,160
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(68,905,300)	5,532,462
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(9,606,678)	18,638
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(66,146,817)	2,387,532
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(56,753,666)	1,535,307
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(81,366,689)	4,150,579
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(22,075,450)	1,131,324
		$16,404,002

See accompanying notes to the financial statements.

100 :: Schedule of Portfolio Investments :: May 31, 2012

  QID  UltraShort QQQ®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 12.7%
	Federal Home Loan Bank
$37,799,719	0.01%, due 06/01/12	$37,799,719
	Federal Home Loan Mortgage Corp.
7,007,290	0.06%, due 06/01/12	7,007,290
	U.S. Treasury Bill
26,000,000	0.00%, due 09/27/12	25,990,412
	Total U.S. Government & Agency Securities (Cost $70,797,421)	70,797,421
	Repurchase Agreements (a)(b) — 72.3%
403,527,686	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $403,529,778	403,527,686
	Total Repurchase Agreements (Cost $403,527,686)	403,527,686
	Total Investment Securities (Cost $474,325,107) † — 85.0%	474,325,107
	Other assets less liabilities — 15.0%	83,526,439
	Net Assets — 100.0%	$557,851,546

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $171,830,653.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	2,176	06/15/12	$109,898,880	$5,132,439

Cash collateral in the amount of $4,338,740 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(17,904,903)	$1,071,810
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(196,576,716)	4,447,004
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(22,103,179)	971,069
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(22,228,165)	733,734
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(32,681,200)	771,699
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(14,704,996)	644,931
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(97,806,996)	(7,034,342)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(601,801,582)	26,348,354
		$27,954,259

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 101

  UltraShort Dow30SM  DXD

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 22.4%
	Federal Home Loan Bank
$19,109,239	0.01%, due 06/01/12	$19,109,239
	Federal Home Loan Mortgage Corp.
3,542,460	0.06%, due 06/01/12	3,542,460
	U.S. Treasury Bill
42,500,000	0.00%, due 09/27/12	42,487,209
	Total U.S. Government & Agency Securities (Cost $65,138,908)	65,138,908
	Repurchase Agreements (a)(b) — 74.9%
218,045,360	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $218,046,491	218,045,360
	Total Repurchase Agreements (Cost $218,045,360)	218,045,360
	Total Investment Securities (Cost $283,184,268) † — 97.3%	283,184,268
	Other assets less liabilities — 2.7%	7,888,639
	Net Assets — 100.0%	$291,072,907

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $101,930,069.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	769	06/15/12	$47,631,860	$2,290,397

Cash collateral in the amount of $2,160,595 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(27,281,677)	$703,288
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(57,900,907)	1,519,596
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(34,091,218)	1,555,661
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(22,716,613)	1,063,659
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(22,508,945)	1,046,876
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(40,620,428)	(570,070)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(329,395,832)	(11,270,547)
		$(5,951,537)

See accompanying notes to the financial statements.

102 :: Schedule of Portfolio Investments :: May 31, 2012

  SDS  UltraShort S&P500®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 20.4%
	Federal Home Loan Bank
$171,811,337	0.01%, due 06/01/12	$171,811,337
	Federal Home Loan Mortgage Corp.
31,850,286	0.06%, due 06/01/12	31,850,286
	U.S. Treasury Bills
170,000,000	0.00%, due 06/28/12	169,992,988
22,000,000	0.00%, due 09/27/12	21,991,851
	Total U.S. Government & Agency Securities (Cost $395,646,462)	395,646,462
	Repurchase Agreements (a)(b) — 62.6%
1,214,500,977	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $1,214,507,247	1,214,500,977
	Total Repurchase Agreements (Cost $1,214,500,977)	1,214,500,977
	Total Investment Securities (Cost $1,610,147,439) † — 83.0%	1,610,147,439
	Other assets less liabilities — 17.0%	330,252,877
	Net Assets — 100.0%	$1,940,400,316

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $172,055,698.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	5,085	06/15/12	$332,876,813	$17,964,528

Cash collateral in the amount of $20,300,085 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(1,990,261,733)	$(120,269,219)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(91,464,965)	4,512,391
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(225,869,244)	9,938,228
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(214,054,883)	8,846,083
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(232,742,245)	(13,127,460)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(129,348,087)	5,306,285
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(601,759,465)	11,055,895
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(62,461,162)	2,833,343
		$(90,904,454)

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 103

  UltraShort Russell3000  TWQ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.1%
	Federal Home Loan Bank
$148,730	0.01%, due 06/01/12	$148,730
	Federal Home Loan Mortgage Corp.
27,571	0.06%, due 06/01/12	27,571
	Total U.S. Government & Agency Securities (Cost $176,301)	176,301
	Repurchase Agreements (a)(b) — 86.5%
1,506,856	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $1,506,863	1,506,856
	Total Repurchase Agreements (Cost $1,506,856)	1,506,856
	Total Investment Securities (Cost $1,683,157) † — 96.6%	1,683,157
	Other assets less liabilities — 3.4%	59,132
	Net Assets — 100.0%	$1,742,289

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $575,268.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$(532,808)	$23,139
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(775,641)	18,125
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	(808,985)	6,792
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(1,364,692)	(67,067)
		$(19,011)

See accompanying notes to the financial statements.

104 :: Schedule of Portfolio Investments :: May 31, 2012

  MZZ  UltraShort MidCap400

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.6%
	Federal Home Loan Bank
$4,035,196	0.01%, due 06/01/12	$4,035,196
	Federal Home Loan Mortgage Corp.
748,042	0.06%, due 06/01/12	748,042
	Total U.S. Government & Agency Securities (Cost $4,783,238)	4,783,238
	Repurchase Agreements (a)(b) — 87.5%
30,830,810	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $30,830,968	30,830,810
	Total Repurchase Agreements (Cost $30,830,810)	30,830,810
	Total Investment Securities (Cost $35,614,048) † — 101.1%	35,614,048
	Liabilities in excess of other assets — (1.1%)	(387,135)
	Net Assets — 100.0%	$35,226,913

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $5,555,820.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	62	06/15/12	$5,734,380	$255,831

Cash collateral in the amount of $337,681 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(3,719,095)	$104,890
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	(3,912,081)	190,006
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(8,919,912)	560,391
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	(7,789,551)	216,743
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	(10,407,235)	503,479
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(29,997,544)	1,292,629
		$2,868,138

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 105

  UltraShort SmallCap600  SDD

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.8%
	Federal Home Loan Bank
$1,944,098	0.01%, due 06/01/12	$1,944,098
	Federal Home Loan Mortgage Corp.
360,396	0.06%, due 06/01/12	360,396
	Total U.S. Government & Agency Securities (Cost $2,304,494)	2,304,494
	Repurchase Agreements (a)(b) — 72.4%
15,475,803	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $15,475,884	15,475,803
	Total Repurchase Agreements (Cost $15,475,803)	15,475,803
	Total Investment Securities (Cost $17,780,297) † — 83.2%	17,780,297
	Other assets less liabilities — 16.8%	3,577,689
	Net Assets — 100.0%	$21,357,986

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $3,298,685.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600TM Index	$(8,767,882)	$423,457
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	(4,538,379)	145,706
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	(14,977,378)	537,415
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600TM Index	(4,285,287)	86,299
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600TM Index	(6,523,707)	180,823
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(3,629,331)	259,084
		$1,632,784

See accompanying notes to the financial statements.

106 :: Schedule of Portfolio Investments :: May 31, 2012

  TWM  UltraShort Russell2000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 25.0%
	Federal Home Loan Bank
$22,619,531	0.01%, due 06/01/12	$22,619,531
	Federal Home Loan Mortgage Corp.
4,193,195	0.06%, due 06/01/12	4,193,195
	U.S. Treasury Bill
54,300,000	0.00%, due 09/27/12	54,279,964
	Total U.S. Government & Agency Securities (Cost $81,092,690)	81,092,690
	Repurchase Agreements (a)(b) — 66.7%
216,258,541	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $216,259,661	216,258,541
	Total Repurchase Agreements (Cost $216,258,541)	216,258,541
	Total Investment Securities (Cost $297,351,231) † — 91.7%	297,351,231
	Other assets less liabilities — 8.3%	26,876,508
	Net Assets — 100.0%	$324,227,739

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $84,246,302.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	664	06/15/12	$50,497,200	$2,801,858

Cash collateral in the amount of $4,217,780 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(62,060,063)	$1,515,086
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(13,706,196)	1,100,482
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(40,219,261)	886,081
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(55,176,381)	1,313,159
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(62,297,797)	1,711,983
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(168,921,469)	(4,389,901)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(195,602,102)	5,244,983
		$7,381,873

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 107

  UltraPro Short QQQ®  SQQQ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 19.3%
	Federal Home Loan Bank
$7,140,340	0.01%, due 06/01/12	$7,140,340
	Federal Home Loan Mortgage Corp.
1,323,672	0.06%, due 06/01/12	1,323,672
	U.S. Treasury Bill
17,000,000	0.00%, due 09/27/12	16,993,731
	Total U.S. Government & Agency Securities (Cost $25,457,743)	25,457,743
	Repurchase Agreements (a)(b) — 76.9%
101,472,062	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $101,472,589	101,472,062
	Total Repurchase Agreements (Cost $101,472,062)	101,472,062
	Total Investment Securities (Cost $126,929,805) † — 96.2%	126,929,805
	Other assets less liabilities — 3.8%	5,011,948
	Net Assets — 100.0%	$131,941,753

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $64,834,250.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	649	06/15/12	$32,777,745	$1,967,175

Cash collateral in the amount of $1,187,620 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(53,725,961)	$2,633,000
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(38,915,924)	(107,014)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(48,776,755)	1,721,935
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(51,408,053)	2,089,408
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(31,400,565)	1,377,165
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(19,219,963)	(1,382,312)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(119,636,828)	(10,368,909)
		$(4,036,727)

See accompanying notes to the financial statements.

108 :: Schedule of Portfolio Investments :: May 31, 2012

  SDOW  UltraPro Short Dow30SM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 16.7%
	Federal Home Loan Bank
$3,690,215	0.01%, due 06/01/12	$3,690,215
	Federal Home Loan Mortgage Corp.
684,090	0.06%, due 06/01/12	684,090
	U.S. Treasury Bill
7,500,000	0.00%, due 09/27/12	7,497,222
	Total U.S. Government & Agency Securities (Cost $11,871,527)	11,871,527
	Repurchase Agreements (a)(b) — 70.8%
50,333,941	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $50,334,203	50,333,941
	Total Repurchase Agreements (Cost $50,333,941)	50,333,941
	Total Investment Securities (Cost $62,205,468) † — 87.5%	62,205,468
	Other assets less liabilities — 12.5%	8,896,938
	Net Assets — 100.0%	$71,102,406

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $34,717,614.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	196	06/15/12	$12,140,240	$347,602

Cash collateral in the amount of $513,855 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(26,305,525)	$1,653,153
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(31,600,048)	829,336
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(27,692,850)	1,495,825
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(46,309,512)	2,297,490
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(8,075,559)	209,221
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(61,201,567)	(2,094,061)
		$4,390,964

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 109

  UltraPro Short S&P500®  SPXU

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 15.3%
	Federal Home Loan Bank
$29,908,204	0.01%, due 06/01/12	$29,908,204
	Federal Home Loan Mortgage Corp.
5,544,365	0.06%, due 06/01/12	5,544,365
	U.S. Treasury Bill
36,000,000	0.00%, due 09/27/12	35,986,725
	Total U.S. Government & Agency Securities (Cost $71,439,294)	71,439,294
	Repurchase Agreements (a)(b) — 60.4%
282,428,443	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $282,429,906	282,428,443
	Total Repurchase Agreements (Cost $282,428,443)	282,428,443
	Total Investment Securities (Cost $353,867,737) † — 75.7%	353,867,737
	Other assets less liabilities — 24.3%	113,312,418
	Net Assets — 100.0%	$467,180,155

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $113,812,007.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,773	06/15/12	$116,065,013	$4,716,161

Cash collateral in the amount of $4,928,732 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(351,478,152)	$6,457,573
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(75,902,639)	2,292,517
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(140,176,932)	7,674,895
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(117,151,070)	6,589,840
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(153,951,075)	937,016
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(100,462,961)	3,383,714
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(273,624,738)	5,453,601
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(72,855,359)	3,114,111
		$35,903,267

See accompanying notes to the financial statements.

110 :: Schedule of Portfolio Investments :: May 31, 2012

  SMDD  UltraPro Short MidCap400

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.6%
	Federal Home Loan Bank
$708,476	0.01%, due 06/01/12	$708,476
	Federal Home Loan Mortgage Corp.
131,337	0.06%, due 06/01/12	131,337
	Total U.S. Government & Agency Securities (Cost $839,813)	839,813
	Repurchase Agreements (a)(b) — 64.0%
6,223,498	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $6,223,530	6,223,498
	Total Repurchase Agreements (Cost $6,223,498)	6,223,498
	Total Investment Securities (Cost $7,063,311) † — 72.6%	7,063,311
	Other assets less liabilities — 27.4%	2,665,734
	Net Assets — 100.0%	$9,729,045

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,785,865.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	28	06/15/12	$2,589,720	$100,864

Cash collateral in the amount of $150,751 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(15,285,844)	$(977,765)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(2,927,453)	7,341
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	(1,941,727)	54,028
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	(3,213,747)	81,488
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(3,237,107)	90,480
		$(744,428)

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 111

  UltraPro Short Russell2000  SRTY

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 18.1%
	Federal Home Loan Bank
$1,900,110	0.01%, due 06/01/12	$1,900,110
	Federal Home Loan Mortgage Corp.
352,241	0.06%, due 06/01/12	352,241
	U.S. Treasury Bill
10,700,000	0.00%, due 09/27/12	10,696,049
	Total U.S. Government & Agency Securities (Cost $12,948,400)	12,948,400
	Repurchase Agreements (a)(b) — 57.6%
41,294,940	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $41,295,154	41,294,940
	Total Repurchase Agreements (Cost $41,294,940)	41,294,940
	Total Investment Securities (Cost $54,243,340) † — 75.7%	54,243,340
	Other assets less liabilities — 24.3%	17,437,525
	Net Assets — 100.0%	$71,680,865

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $32,415,472.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	265	06/15/12	$20,153,250	$671,862

Cash collateral in the amount of $1,205,080 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(13,717,515)	$(228,775)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(32,769,312)	2,631,075
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(32,839,201)	824,454
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(19,319,040)	619,026
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(14,657,413)	(380,914)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(81,611,184)	(2,603,664)
		$861,202

See accompanying notes to the financial statements.

112 :: Schedule of Portfolio Investments :: May 31, 2012

  SJF  UltraShort Russell1000 Value

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.9%
	Federal Home Loan Bank
$144,882	0.01%, due 06/01/12	$144,882
	Federal Home Loan Mortgage Corp.
26,858	0.06%, due 06/01/12	26,858
	Total U.S. Government & Agency Securities (Cost $171,740)	171,740
	Repurchase Agreements (a)(b) — 80.8%
1,555,416	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $1,555,423	1,555,416
	Total Repurchase Agreements (Cost $1,555,416)	1,555,416
	Total Investment Securities (Cost $1,727,156) † — 89.7%	1,727,156
	Other assets less liabilities — 10.3%	197,411
	Net Assets — 100.0%	$1,924,567

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $647,931.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$(19,122)	$842
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(1,036,726)	28,917
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(1,000,624)	24,919
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(1,793,489)	137,470
		$192,148

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 113

  UltraShort Russell1000 Growth  SFK

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.3%
	Federal Home Loan Bank
$165,271	0.01%, due 06/01/12	$165,271
	Federal Home Loan Mortgage Corp.
30,638	0.06%, due 06/01/12	30,638
	Total U.S. Government & Agency Securities (Cost $195,909)	195,909
	Repurchase Agreements (a)(b) — 79.2%
1,875,164	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $1,875,174	1,875,164
	Total Repurchase Agreements (Cost $1,875,164)	1,875,164
	Total Investment Securities (Cost $2,071,073) † — 87.5%	2,071,073
	Other assets less liabilities — 12.5%	296,008
	Net Assets — 100.0%	$2,367,081

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $839,967.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$(8,646)	$377
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(1,217,605)	30,094
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	(175,609)	7,634
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(1,926,530)	111,485
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(1,404,556)	(53,098)
		$96,492

See accompanying notes to the financial statements.

114 :: Schedule of Portfolio Investments :: May 31, 2012

  SJL  UltraShort Russell MidCap Value

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.7%
	Federal Home Loan Bank
$105,022	0.01%, due 06/01/12	$105,022
	Federal Home Loan Mortgage Corp.
19,469	0.06%, due 06/01/12	19,469
	Total U.S. Government & Agency Securities (Cost $124,491)	124,491
	Repurchase Agreements (a)(b) — 82.7%
1,345,830	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $1,345,836	1,345,830
	Total Repurchase Agreements (Cost $1,345,830)	1,345,830
	Total Investment Securities (Cost $1,470,321) † — 90.4%	1,470,321
	Other assets less liabilities — 9.6%	156,139
	Net Assets — 100.0%	$1,626,460

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $688,009.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$(18,183)	$836
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(818,909)	19,805
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Value Index	(690,140)	31,701
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(1,232,565)	(33,212)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(491,887)	10,408
		$29,538

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 115

  UltraShort Russell MidCap Growth  SDK

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.0%
	Federal Home Loan Bank
$151,345	0.01%, due 06/01/12	$151,345
	Federal Home Loan Mortgage Corp.
28,056	0.06%, due 06/01/12	28,056
	Total U.S. Government & Agency Securities (Cost $179,401)	179,401
	Repurchase Agreements (a)(b) — 78.5%
1,760,227	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $1,760,237	1,760,227
	Total Repurchase Agreements (Cost $1,760,227)	1,760,227
	Total Investment Securities (Cost $1,939,628) † — 86.5%	1,939,628
	Other assets less liabilities — 13.5%	303,249
	Net Assets — 100.0%	$2,242,877

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $812,254.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$(43,584)	$2,299
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(1,063,627)	23,511
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Growth Index	(935,837)	49,335
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(1,514,583)	(63,614)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(929,502)	55,517
		$67,048

See accompanying notes to the financial statements.

116 :: Schedule of Portfolio Investments :: May 31, 2012

  SJH  UltraShort Russell2000 Value

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.7%
	Federal Home Loan Bank
$508,650	0.01%, due 06/01/12	$508,650
	Federal Home Loan Mortgage Corp.
94,293	0.06%, due 06/01/12	94,293
	Total U.S. Government & Agency Securities (Cost $602,943)	602,943
	Repurchase Agreements (a)(b) — 85.3%
4,399,267	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $4,399,289	4,399,267
	Total Repurchase Agreements (Cost $4,399,267)	4,399,267
	Total Investment Securities (Cost $5,002,210) † — 97.0%	5,002,210
	Other assets less liabilities — 3.0%	156,381
	Net Assets — 100.0%	$5,158,591

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,213,272.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$(60,347)	$2,166
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(2,496,575)	43,026
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	(2,699,184)	97,264
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(3,630,924)	(73,638)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(1,434,209)	81,902
		$150,720

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 117

  UltraShort Russell2000 Growth  SKK

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.0%
	Federal Home Loan Bank
$570,788	0.01%, due 06/01/12	$570,788
	Federal Home Loan Mortgage Corp.
105,812	0.06%, due 06/01/12	105,812
	Total U.S. Government & Agency Securities (Cost $676,600)	676,600
	Repurchase Agreements (a)(b) — 77.6%
6,571,654	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $6,571,687	6,571,654
	Total Repurchase Agreements (Cost $6,571,654)	6,571,654
	Total Investment Securities (Cost $7,248,254) † — 85.6%	7,248,254
	Other assets less liabilities — 14.4%	1,219,877
	Net Assets — 100.0%	$8,468,131

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $2,996,448.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$(49,551)	$2,233
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(1,649,393)	70,573
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Growth Index	(7,029,721)	818,302
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(3,024,045)	261,817
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(5,189,465)	(103,801)
		$1,049,124

See accompanying notes to the financial statements.

118 :: Schedule of Portfolio Investments :: May 31, 2012

  SBM  Short Basic Materials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.1%
	Federal Home Loan Bank
$731,383	0.01%, due 06/01/12	$731,383
	Federal Home Loan Mortgage Corp.
135,583	0.06%, due 06/01/12	135,583
	Total U.S. Government & Agency Securities (Cost $866,966)	866,966
	Repurchase Agreements (a)(b) — 73.2%
5,747,551	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $5,747,581	5,747,551
	Total Repurchase Agreements (Cost $5,747,551)	5,747,551
	Total Investment Securities (Cost $6,614,517) † — 84.3%	6,614,517
	Other assets less liabilities — 15.7%	1,235,618
	Net Assets — 100.0%	$7,850,135

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,166,432.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(2,598,700)	$438,212
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(105,708)	8,611
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,874,776)	167,070
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,521,841)	127,282
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(533,249)	62,590
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,215,357)	129,346
		$933,111

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 119

  Short Financials  SEF

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 12.4%
	Federal Home Loan Bank
$9,915,861	0.01%, due 06/01/12	$9,915,861
	Federal Home Loan Mortgage Corp.
1,838,196	0.06%, due 06/01/12	1,838,196
	U.S. Treasury Bill
800,000	0.00%, due 09/27/12	799,703
	Total U.S. Government & Agency Securities (Cost $12,553,760)	12,553,760
	Repurchase Agreements (a)(b) — 72.6%
73,947,925	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $73,948,308	73,947,925
	Total Repurchase Agreements (Cost $73,947,925)	73,947,925
	Total Investment Securities (Cost $86,501,685) † — 85.0%	86,501,685
	Other assets less liabilities — 15.0%	15,315,869
	Net Assets — 100.0%	$101,817,554

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $12,638,383.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(31,907,132)	$3,703,859
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(2,196,547)	77,830
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(1,985,041)	145,510
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(22,814,745)	818,299
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(15,574,883)	1,510,170
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(8,441,890)	131,469
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(18,859,093)	909,236
		$7,296,373

See accompanying notes to the financial statements.

120 :: Schedule of Portfolio Investments :: May 31, 2012

  DDG  Short Oil & Gas

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 17.4%
	Federal Home Loan Bank
$719,743	0.01%, due 06/01/12	$719,743
	Federal Home Loan Mortgage Corp.
133,426	0.06%, due 06/01/12	133,426
	U.S. Treasury Bill
600,000	0.00%, due 09/27/12	599,778
	Total U.S. Government & Agency Securities (Cost $1,452,947)	1,452,947
	Repurchase Agreements (a)(b) — 70.9%
5,935,587	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $5,935,617	5,935,587
	Total Repurchase Agreements (Cost $5,935,587)	5,935,587
	Total Investment Securities (Cost $7,388,534) † — 88.3%	7,388,534
	Other assets less liabilities — 11.7%	979,450
	Net Assets — 100.0%	$8,367,984

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $2,027,204.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(565,272)	$83,103
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(182,100)	13,003
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(713,337)	50,964
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(1,620,910)	74,275
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(3,085,561)	453,623
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(1,002,100)	101,675
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,200,222)	65,951
		$842,594

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 121

  Short Real Estate  REK

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.0%
	Federal Home Loan Bank
$3,248,256	0.01%, due 06/01/12	$3,248,256
	Federal Home Loan Mortgage Corp.
602,160	0.06%, due 06/01/12	602,160
	Total U.S. Government & Agency Securities (Cost $3,850,416)	3,850,416
	Repurchase Agreements (a)(b) — 79.3%
23,375,501	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $23,375,620	23,375,501
	Total Repurchase Agreements (Cost $23,375,501)	23,375,501
	Total Investment Securities (Cost $27,225,917) † — 92.3%	27,225,917
	Other assets less liabilities — 7.7%	2,266,600
	Net Assets — 100.0%	$29,492,517

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $3,029,618.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(9,122,393)	$(191,852)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(37,971)	1,730
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(4,153,363)	140,216
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(1,414,514)	(41,209)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(11,480,920)	595,361
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(3,261,829)	66,888
		$571,134

See accompanying notes to the financial statements.

122 :: Schedule of Portfolio Investments :: May 31, 2012

  KRS  Short KBW Regional Banking

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.8%
	Federal Home Loan Bank
$472,449	0.01%, due 06/01/12	$472,449
	Federal Home Loan Mortgage Corp.
87,582	0.06%, due 06/01/12	87,582
	Total U.S. Government & Agency Securities (Cost $560,031)	560,031
	Repurchase Agreements (a)(b) — 87.7%
4,157,680	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $4,157,700	4,157,680
	Total Repurchase Agreements (Cost $4,157,680)	4,157,680
	Total Investment Securities (Cost $4,717,711) † — 99.5%	4,717,711
	Other assets less liabilities — 0.5%	23,721
	Net Assets — 100.0%	$4,741,432

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,198,432.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$(195,672)	$7,493
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	(437,271)	13,829
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional Banking IndexSM	(842,237)	6,298
Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	(2,982,049)	(12,493)
Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	(288,776)	18,196
		$33,323

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 123

  UltraShort Basic Materials  SMN

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.9%
	Federal Home Loan Bank
$3,421,866	0.01%, due 06/01/12	$3,421,866
	Federal Home Loan Mortgage Corp.
634,344	0.06%, due 06/01/12	634,344
	Total U.S. Government & Agency Securities (Cost $4,056,210)	4,056,210
	Repurchase Agreements (a)(b) — 65.9%
33,815,353	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $33,815,527	33,815,353
	Total Repurchase Agreements (Cost $33,815,353)	33,815,353
	Total Investment Securities (Cost $37,871,563) † — 73.8%	37,871,563
	Other assets less liabilities — 26.2%	13,463,554
	Net Assets — 100.0%	$51,335,117

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $12,382,039.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(29,692,156)	$4,053,427
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(6,623,036)	539,518
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(21,811,530)	1,009,091
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(20,070,228)	1,678,612
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(8,116,037)	466,844
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(16,367,500)	1,279,812
		$9,027,304

See accompanying notes to the financial statements.

124 :: Schedule of Portfolio Investments :: May 31, 2012

  BIS  UltraShort Nasdaq Biotechnology

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.0%
	Federal Home Loan Bank
$339,873	0.01%, due 06/01/12	$339,873
	Federal Home Loan Mortgage Corp.
63,005	0.06%, due 06/01/12	63,005
	Total U.S. Government & Agency Securities (Cost $402,878)	402,878
	Repurchase Agreements (a)(b) — 96.2%
4,300,646	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $4,300,668	4,300,646
	Total Repurchase Agreements (Cost $4,300,646)	4,300,646
	Total Investment Securities (Cost $4,703,524) † — 105.2%	4,703,524
	Liabilities in excess of other assets — (5.2%)	(230,999)
	Net Assets — 100.0%	$4,472,525

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $2,171,806.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$(1,176,921)	$(16,922)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(82,484)	742
Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	(635,350)	(9,361)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	(5,392,642)	(308,104)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	(1,091,241)	(93,528)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	(563,806)	(13,599)
		$(440,772)

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 125

  UltraShort Consumer Goods  SZK

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.1%
	Federal Home Loan Bank
$262,136	0.01%, due 06/01/12	$262,136
	Federal Home Loan Mortgage Corp.
48,595	0.06%, due 06/01/12	48,595
	Total U.S. Government & Agency Securities (Cost $310,731)	310,731
	Repurchase Agreements (a)(b) — 75.5%
2,105,364	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $2,105,375	2,105,364
	Total Repurchase Agreements (Cost $2,105,364)	2,105,364
	Total Investment Securities (Cost $2,416,095) † — 86.6%	2,416,095
	Other assets less liabilities — 13.4%	373,630
	Net Assets — 100.0%	$2,789,725

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $463,443.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$(3,431,372)	$(57,489)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(316,402)	8,054
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	(655,171)	10,432
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(585,193)	(26,158)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(593,329)	9,391
		$(55,770)

See accompanying notes to the financial statements.

126 :: Schedule of Portfolio Investments :: May 31, 2012

  SCC  UltraShort Consumer Services

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 12.6%
	Federal Home Loan Bank
$805,709	0.01%, due 06/01/12	$805,709
	Federal Home Loan Mortgage Corp.
149,362	0.06%, due 06/01/12	149,362
	Total U.S. Government & Agency Securities (Cost $955,071)	955,071
	Repurchase Agreements (a)(b) — 93.8%
7,139,069	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $7,139,105	7,139,069
	Total Repurchase Agreements (Cost $7,139,069)	7,139,069
	Total Investment Securities (Cost $8,094,140) † — 106.4%	8,094,140
	Liabilities in excess of other assets — (6.4%)	(483,528)
	Net Assets — 100.0%	$7,610,612

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $2,092,406.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$(2,778,610)	$(95,232)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(47,556)	3,000
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	(491,272)	(2,596)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	(45,021)	(1,003)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(11,322,909)	(981,156)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(532,010)	515
		$(1,076,472)

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 127

  UltraShort Financials  SKF

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 20.1%
	Federal Home Loan Bank
$11,744,725	0.01%, due 06/01/12	$11,744,725
	Federal Home Loan Mortgage Corp.
2,177,230	0.06%, due 06/01/12	2,177,230
	U.S. Treasury Bill
38,300,000	0.00%, due 09/27/12	38,288,027
	Total U.S. Government & Agency Securities (Cost $52,209,982)	52,209,982
	Repurchase Agreements (a)(b) — 55.4%
144,186,428	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $144,187,175	144,186,428
	Total Repurchase Agreements (Cost $144,186,428)	144,186,428
	Total Investment Securities (Cost $196,396,410) † — 75.5%	196,396,410
	Other assets less liabilities — 24.5%	63,826,334
	Net Assets — 100.0%	$260,222,744

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $81,348,668.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(56,578,787)	$1,690,525
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(32,420,067)	2,033,542
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(40,448,666)	2,171,287
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(59,437,614)	3,829,113
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(155,416,305)	15,069,454
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(98,114,242)	11,327,054
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(78,024,979)	3,565,246
		$39,686,221

See accompanying notes to the financial statements.

128 :: Schedule of Portfolio Investments :: May 31, 2012

  RXD  UltraShort Health Care

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.8%
	Federal Home Loan Bank
$369,009	0.01%, due 06/01/12	$369,009
	Federal Home Loan Mortgage Corp.
68,407	0.06%, due 06/01/12	68,407
	Total U.S. Government & Agency Securities (Cost $437,416)	437,416
	Repurchase Agreements (a)(b) — 84.0%
3,419,816	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $3,419,834	3,419,816
	Total Repurchase Agreements (Cost $3,419,816)	3,419,816
	Total Investment Securities (Cost $3,857,232) † — 94.8%	3,857,232
	Other assets less liabilities — 5.2%	213,725
	Net Assets — 100.0%	$4,070,957

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,108,480.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$(2,803,618)	$(25,108)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(40,838)	969
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	(911,624)	15,678
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Health CareSM Index	(3,211,008)	(64,180)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(278,559)	(12,265)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(888,700)	11,530
		$(73,376)

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 129

  UltraShort Industrials  SIJ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.7%
	Federal Home Loan Bank
$459,286	0.01%, due 06/01/12	$459,286
	Federal Home Loan Mortgage Corp.
85,142	0.06%, due 06/01/12	85,142
	Total U.S. Government & Agency Securities (Cost $544,428)	544,428
	Repurchase Agreements (a)(b) — 81.4%
5,076,902	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $5,076,928	5,076,902
	Total Repurchase Agreements (Cost $5,076,902)	5,076,902
	Total Investment Securities (Cost $5,621,330) † — 90.1%	5,621,330
	Other assets less liabilities — 9.9%	616,936
	Net Assets — 100.0%	$6,238,266

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $2,200,100.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$(573,357)	$34,061
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(153,827)	7,057
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	(2,143,355)	54,808
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	(3,674,507)	109,789
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(4,186,116)	137,067
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(1,732,306)	52,309
		$395,091

See accompanying notes to the financial statements.

130 :: Schedule of Portfolio Investments :: May 31, 2012

  DUG  UltraShort Oil & Gas

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.3%
	Federal Home Loan Bank
$4,571,610	0.01%, due 06/01/12	$4,571,610
	Federal Home Loan Mortgage Corp.
847,482	0.06%, due 06/01/12	847,482
	U.S. Treasury Bill
1,300,000	0.00%, due 09/27/12	1,299,518
	Total U.S. Government & Agency Securities (Cost $6,718,610)	6,718,610
	Repurchase Agreements (a)(b) — 52.1%
37,840,359	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $37,840,557	37,840,359
	Total Repurchase Agreements (Cost $37,840,359)	37,840,359
	Total Investment Securities (Cost $44,558,969) † — 61.4%	44,558,969
	Other assets less liabilities — 38.6%	28,035,651
	Net Assets — 100.0%	$72,594,620

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $10,505,095.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(75,614,326)	$11,116,413
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(7,567,821)	540,387
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(4,380,082)	555,027
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(7,224,175)	1,365,847
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(22,229,134)	3,268,008
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(9,480,967)	961,957
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(18,647,261)	922,344
		$18,729,983

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 131

  UltraShort Real Estate  SRS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 26.0%
	Federal Home Loan Bank
$10,495,352	0.01%, due 06/01/12	$10,495,352
	Federal Home Loan Mortgage Corp.
1,945,622	0.06%, due 06/01/12	1,945,622
	U.S. Treasury Bill
23,700,000	0.00%, due 09/27/12	23,692,844
	Total U.S. Government & Agency Securities (Cost $36,133,818)	36,133,818
	Repurchase Agreements (a)(b) — 76.0%
105,697,927	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $105,698,475	105,697,927
	Total Repurchase Agreements (Cost $105,697,927)	105,697,927
	Total Investment Securities (Cost $141,831,745) † — 102.0%	141,831,745
	Liabilities in excess of other assets — (2.0%)	(2,792,557)
	Net Assets — 100.0%	$139,039,188

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $42,828,063.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(42,348,782)	$(22,376)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(2,370,878)	108,042
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(11,046,290)	338,008
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(36,848,546)	700,286
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(38,241,662)	(1,114,107)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(124,484,662)	(10,870,725)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(22,669,119)	806,363
		$(10,054,509)

See accompanying notes to the financial statements.

132 :: Schedule of Portfolio Investments :: May 31, 2012

  SSG  UltraShort Semiconductors

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 6.9%
	Federal Home Loan Bank
$824,257	0.01%, due 06/01/12	$824,257
	Federal Home Loan Mortgage Corp.
152,800	0.06%, due 06/01/12	152,800
	Total U.S. Government & Agency Securities (Cost $977,057)	977,057
	Repurchase Agreements (a)(b) — 63.1%
8,953,861	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $8,953,907	8,953,861
	Total Repurchase Agreements (Cost $8,953,861)	8,953,861
	Total Investment Securities (Cost $9,930,918) † — 70.0%	9,930,918
	Other assets less liabilities — 30.0%	4,247,438
	Net Assets — 100.0%	$14,178,356

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $3,791,015.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$(4,694,594)	$590,554
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(110,846)	7,924
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	(2,894,319)	293,036
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	(7,240,475)	648,826
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(8,590,650)	1,158,612
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(4,825,219)	295,484
		$2,994,436

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 133

  UltraShort Technology  REW

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.6%
	Federal Home Loan Bank
$1,234,493	0.01%, due 06/01/12	$1,234,493
	Federal Home Loan Mortgage Corp.
228,850	0.06%, due 06/01/12	228,850
	Total U.S. Government & Agency Securities (Cost $1,463,343)	1,463,343
	Repurchase Agreements (a)(b) — 75.3%
12,782,362	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $12,782,428	12,782,362
	Total Repurchase Agreements (Cost $12,782,362)	12,782,362
	Total Investment Securities (Cost $14,245,705) † — 83.9%	14,245,705
	Other assets less liabilities — 16.1%	2,735,269
	Net Assets — 100.0%	$16,980,974

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $5,049,951.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$(7,482,675)	$129,139
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(217,789)	11,553
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	(7,528,132)	482,045
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	(9,057,540)	384,696
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(1,738,136)	209,477
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(7,906,796)	524,794
		$1,741,704

See accompanying notes to the financial statements.

134 :: Schedule of Portfolio Investments :: May 31, 2012

  TLL  UltraShort Telecommunications

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.5%
	Federal Home Loan Bank
$195,648	0.01%, due 06/01/12	$195,648
	Federal Home Loan Mortgage Corp.
36,269	0.06%, due 06/01/12	36,269
	Total U.S. Government & Agency Securities (Cost $231,917)	231,917
	Repurchase Agreements (a)(b) — 80.6%
1,969,350	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $1,969,360	1,969,350
	Total Repurchase Agreements (Cost $1,969,350)	1,969,350
	Total Investment Securities (Cost $2,201,267) † — 90.1%	2,201,267
	Other assets less liabilities — 9.9%	241,832
	Net Assets — 100.0%	$2,443,099

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $743,886.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(700,109)	$20,950
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(266,267)	6,263
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(723,736)	10,967
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(956,417)	23,381
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,578,029)	(35,292)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(662,481)	12,619
		$38,888

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 135

  UltraShort Utilities  SDP

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 14.0%
	Federal Home Loan Bank
$364,583	0.01%, due 06/01/12	$364,583
	Federal Home Loan Mortgage Corp.
67,586	0.06%, due 06/01/12	67,586
	Total U.S. Government & Agency Securities (Cost $432,169)	432,169
	Repurchase Agreements (a)(b) — 94.2%
2,908,588	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $2,908,603	2,908,588
	Total Repurchase Agreements (Cost $2,908,588)	2,908,588
	Total Investment Securities (Cost $3,340,757) † — 108.2%	3,340,757
	Liabilities in excess of other assets — (8.2%)	(252,906)
	Net Assets — 100.0%	$3,087,851

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $624,975.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$(1,884,514)	$(61,717)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(424,699)	(3,140)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	(536,370)	(7,356)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. UtilitiesSM Index	(1,016,258)	(30,113)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(2,167,627)	(300,462)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(149,317)	(2,700)
		$(405,488)

See accompanying notes to the financial statements.

136 :: Schedule of Portfolio Investments :: May 31, 2012

  EFZ  Short MSCI EAFE

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 24.3%
	Federal Home Loan Bank
$26,371,724	0.01%, due 06/01/12	$26,371,724
	Federal Home Loan Mortgage Corp.
4,888,775	0.06%, due 06/01/12	4,888,775
	U.S. Treasury Bill
31,000,000	0.00%, due 09/27/12	30,988,569
	Total U.S. Government & Agency Securities (Cost $62,249,068)	62,249,068
	Repurchase Agreements (a)(b) — 74.4%
190,117,399	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $190,118,381	190,117,399
	Total Repurchase Agreements (Cost $190,117,399)	190,117,399
	Total Investment Securities (Cost $252,366,467) † — 98.7%	252,366,467
	Other assets less liabilities — 1.3%	3,200,769
	Net Assets — 100.0%	$255,567,236

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $45,425,659.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI EAFE had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(30,557,715)	$38,692
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(86,344,312)	5,594,142
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	(53,356,454)	(14,322,933)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(33,374,839)	3,425,524
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(52,311,465)	4,900,323
		$(364,252)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 137

  Short MSCI Emerging Markets  EUM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.1%
	Federal Home Loan Bank
$22,814,801	0.01%, due 06/01/12	$22,814,801
	Federal Home Loan Mortgage Corp.
4,229,395	0.06%, due 06/01/12	4,229,395
	U.S. Treasury Bill
65,600,000	0.00%, due 09/27/12	65,579,021
	Total U.S. Government & Agency Securities (Cost $92,623,217)	92,623,217
	Repurchase Agreements (a)(b) — 60.8%
193,432,669	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $193,433,671	193,432,669
	Total Repurchase Agreements (Cost $193,432,669)	193,432,669
	Total Investment Securities (Cost $286,055,886) † — 89.9%	286,055,886
	Other assets less liabilities — 10.1%	32,093,621
	Net Assets — 100.0%	$318,149,507

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $70,613,308.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI Emerging Markets had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(86,807,837)	$3,971,533
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(82,618,574)	(12,491,619)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(30,991,051)	(16,622,846)
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Emerging Markets Index®	(2,182,673)	(192,686)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Emerging Markets Index®	(26,015,598)	(28,064)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(25,862,124)	6,328,819
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(62,754,392)	5,888,272
		$(13,146,591)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

138 :: Schedule of Portfolio Investments :: May 31, 2012

  YXI  Short FTSE China 25

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 17.3%
	Federal Home Loan Bank
$1,069,438	0.01%, due 06/01/12	$1,069,438
	Federal Home Loan Mortgage Corp.
198,252	0.06%, due 06/01/12	198,252
	U.S. Treasury Bill
700,000	0.00%, due 09/27/12	699,741
	Total U.S. Government & Agency Securities (Cost $1,967,431)	1,967,431
	Repurchase Agreements (a)(b) — 88.1%
10,040,545	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $10,040,597	10,040,545
	Total Repurchase Agreements (Cost $10,040,545)	10,040,545
	Total Investment Securities (Cost $12,007,976) † — 105.4%	12,007,976
	Liabilities in excess of other assets — (5.4%)	(613,292)
	Net Assets — 100.0%	$11,394,684

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $4,041,772.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short FTSE China 25 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	$(6,181,412)	$(1,288,477)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(685,519)	(361,754)
Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(454,621)	49,355
Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(3,997,355)	999,384
		$(601,492)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 139

  UltraShort MSCI EAFE  EFU

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.2%
	Federal Home Loan Bank
$2,064,296	0.01%, due 06/01/12	$2,064,296
	Federal Home Loan Mortgage Corp.
382,678	0.06%, due 06/01/12	382,678
	Total U.S. Government & Agency Securities (Cost $2,446,974)	2,446,974
	Repurchase Agreements (a)(b) — 87.9%
21,035,516	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $21,035,626	21,035,516
	Total Repurchase Agreements (Cost $21,035,516)	21,035,516
	Total Investment Securities (Cost $23,482,490) † — 98.1%	23,482,490
	Other assets less liabilities — 1.9%	466,199
	Net Assets — 100.0%	$23,948,689

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $8,105,527.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI EAFE had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(7,502,195)	$1,535,544
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(28,750,137)	(2,413,067)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(2,769,568)	282,235
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(8,962,203)	130,973
		$(464,315)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

140 :: Schedule of Portfolio Investments :: May 31, 2012

  EEV  UltraShort MSCI Emerging Markets

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 25.0%
	Federal Home Loan Bank
$6,589,881	0.01%, due 06/01/12	$6,589,881
	Federal Home Loan Mortgage Corp.
1,221,628	0.06%, due 06/01/12	1,221,628
	U.S. Treasury Bills
9,000,000	0.00%, due 06/28/12	8,999,551
10,000,000	0.00%, due 09/27/12	9,996,313
	Total U.S. Government & Agency Securities (Cost $26,807,373)	26,807,373
	Repurchase Agreements (a)(b) — 56.5%
60,486,899	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $60,487,212	60,486,899
	Total Repurchase Agreements (Cost $60,486,899)	60,486,899
	Total Investment Securities (Cost $87,294,272) † — 81.5%	87,294,272
	Other assets less liabilities — 18.5%	19,844,193
	Net Assets — 100.0%	$107,138,465

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $33,002,516.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Emerging Markets had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(65,439,331)	$8,059,393
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(51,971,789)	(3,023,893)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(32,206,661)	(7,725,413)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(28,663,853)	2,379,220
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(34,965,955)	4,043,375
		$3,732,682

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 141

  UltraShort MSCI Europe  EPV

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.2%
	Federal Home Loan Bank
$21,022,418	0.01%, due 06/01/12	$21,022,418
	Federal Home Loan Mortgage Corp.
3,897,124	0.06%, due 06/01/12	3,897,124
	U.S. Treasury Bills
10,000,000	0.00%, due 06/28/12	9,999,531
52,000,000	0.00%, due 09/27/12	51,980,825
	Total U.S. Government & Agency Securities (Cost $86,899,898)	86,899,898
	Repurchase Agreements (a)(b) — 63.2%
176,316,140	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $176,317,052	176,316,140
	Total Repurchase Agreements (Cost $176,316,140)	176,316,140
	Total Investment Securities (Cost $263,216,038) † — 94.4%	263,216,038
	Other assets less liabilities — 5.6%	15,640,955
	Net Assets — 100.0%	$278,856,993

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $92,790,896.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Europe had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$(35,777,600)	$2,032,650
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	(213,835,066)	(11,619,513)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	(182,678,199)	(3,395,747)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Europe Index®	(25,318,473)	602,065
Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	(86,631,875)	810,761
Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	(13,387,573)	1,259,354
		$(10,310,430)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

142 :: Schedule of Portfolio Investments :: May 31, 2012

  JPX  UltraShort MSCI Pacific ex-Japan

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 12.4%
	Federal Home Loan Bank
$259,940	0.01%, due 06/01/12	$259,940
	Federal Home Loan Mortgage Corp.
48,187	0.06%, due 06/01/12	48,187
	Total U.S. Government & Agency Securities (Cost $308,127)	308,127
	Repurchase Agreements (a)(b) — 89.1%
2,226,749	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $2,226,761	2,226,749
	Total Repurchase Agreements (Cost $2,226,749)	2,226,749
	Total Investment Securities (Cost $2,534,876) † — 101.5%	2,534,876
	Liabilities in excess of other assets — (1.5%)	(36,434)
	Net Assets — 100.0%	$2,498,442

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $598,582.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$(1,833,170)	$(63,500)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	(2,069,504)	(145,206)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Pacific ex-Japan Index®	(299,266)	(69,589)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Pacific ex-Japan Index®	(263,600)	(64,809)
Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	(518,990)	(157,985)
		$(501,089)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 143

  UltraShort MSCI Brazil  BZQ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.3%
	Federal Home Loan Bank
$1,192,307	0.01%, due 06/01/12	$1,192,307
	Federal Home Loan Mortgage Corp.
221,029	0.06%, due 06/01/12	221,029
	Total U.S. Government & Agency Securities (Cost $1,413,336)	1,413,336
	Repurchase Agreements (a)(b) — 81.4%
15,633,855	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $15,633,935	15,633,855
	Total Repurchase Agreements (Cost $15,633,855)	15,633,855
	Total Investment Securities (Cost $17,047,191) † — 88.7%	17,047,191
	Other assets less liabilities — 11.3%	2,165,845
	Net Assets — 100.0%	$19,213,036

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $8,165,685.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Brazil had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$(5,877,366)	$548,304
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	(11,466,144)	1,521,036
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Brazil Index®	(1,175,215)	(1,078,219)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Brazil Index®	(8,183,943)	(886,510)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	(6,272,246)	350,013
Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	(5,617,565)	338,583
		$793,207

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

144 :: Schedule of Portfolio Investments :: May 31, 2012

  FXP  UltraShort FTSE China 25

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 16.9%
	Federal Home Loan Bank
$12,030,566	0.01%, due 06/01/12	$12,030,566
	Federal Home Loan Mortgage Corp.
2,230,219	0.06%, due 06/01/12	2,230,219
	U.S. Treasury Bill
20,300,000	0.00%, due 09/27/12	20,292,481
	Total U.S. Government & Agency Securities (Cost $34,553,266)	34,553,266
	Repurchase Agreements (a)(b) — 61.6%
126,234,956	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $126,235,610	126,234,956
	Total Repurchase Agreements (Cost $126,234,956)	126,234,956
	Total Investment Securities (Cost $160,788,222) † — 78.5%	160,788,222
	Other assets less liabilities — 21.5%	43,962,496
	Net Assets — 100.0%	$204,750,718

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $71,174,020.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort FTSE China 25 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$(60,341,927)	$4,484,343
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	(39,199,038)	(183,654)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(114,373,529)	17,763,386
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the FTSE China 25 Index®	(49,834,503)	(3,759,192)
Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(78,433,992)	8,208,268
Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(65,693,149)	6,999,961
		$33,513,112

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 145

  UltraShort MSCI Japan  EWV

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.0%
	Federal Home Loan Bank
$970,720	0.01%, due 06/01/12	$970,720
	Federal Home Loan Mortgage Corp.
179,952	0.06%, due 06/01/12	179,952
	Total U.S. Government & Agency Securities (Cost $1,150,672)	1,150,672
	Repurchase Agreements (a)(b) — 73.1%
8,452,417	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $8,452,460	8,452,417
	Total Repurchase Agreements (Cost $8,452,417)	8,452,417
	Total Investment Securities (Cost $9,603,089) † — 83.1%	9,603,089
	Other assets less liabilities — 16.9%	1,955,145
	Net Assets — 100.0%	$11,558,234

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $2,372,181.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Japan had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$(5,967,985)	$179,409
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	(9,463,227)	23,240
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Japan Index®	(711,850)	(64,061)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Japan Index®	(507,465)	(195,385)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	(4,530,926)	657,634
Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	(1,870,371)	185,099
		$785,936

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

146 :: Schedule of Portfolio Investments :: May 31, 2012

  SMK  UltraShort MSCI Mexico Investable Market

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.0%
	Federal Home Loan Bank
$192,555	0.01%, due 06/01/12	$192,555
	Federal Home Loan Mortgage Corp.
35,696	0.06%, due 06/01/12	35,696
	Total U.S. Government & Agency Securities (Cost $228,251)	228,251
	Repurchase Agreements (a)(b) — 102.4%
2,332,521	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $2,332,534	2,332,521
	Total Repurchase Agreements (Cost $2,332,521)	2,332,521
	Total Investment Securities (Cost $2,560,772) † — 112.4%	2,560,772
	Liabilities in excess of other assets — (12.4%)	(281,610)
	Net Assets — 100.0%	$2,279,162

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,126,426.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Mexico Investable Market had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$(881,414)	$14,904
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	(2,273,051)	(668,240)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	(1,396,154)	91,019
		$(562,317)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 147

  Short 7-10 Year Treasury  TBX

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 16.0%
	Federal Home Loan Bank
$1,985,684	0.01%, due 06/01/12	$1,985,684
	Federal Home Loan Mortgage Corp.
368,105	0.06%, due 06/01/12	368,105
	Total U.S. Government & Agency Securities (Cost $2,353,789)	2,353,789
	Repurchase Agreements (a)(b) — 85.8%
12,627,645	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $12,627,711	12,627,645
	Total Repurchase Agreements (Cost $12,627,645)	12,627,645
	Total Investment Securities (Cost $14,981,434) † — 101.8%	14,981,434
	Liabilities in excess of other assets — (1.8%)	(265,669)
	Net Assets — 100.0%	$14,715,765

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $190,050.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(9,701,553)	$(631,815)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(5,005,425)	(277,880)
		$(909,695)

See accompanying notes to the financial statements.

148 :: Schedule of Portfolio Investments :: May 31, 2012

  TBF  Short 20+ Year Treasury

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.1%
	Federal Home Loan Bank
$91,149,766	0.01%, due 06/01/12	$91,149,766
	Federal Home Loan Mortgage Corp.
16,897,291	0.06%, due 06/01/12	16,897,291
	U.S. Treasury Bill
130,000,000	0.00%, due 06/28/12	129,995,238
	Total U.S. Government & Agency Securities (Cost $238,042,295)	238,042,295
	Repurchase Agreements (a)(b) — 86.9%
737,301,561	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $737,305,374	737,301,561
	Total Repurchase Agreements (Cost $737,301,561)	737,301,561
	Total Investment Securities (Cost $975,343,856) † — 115.0%	975,343,856
	Liabilities in excess of other assets — (15.0%)	(127,028,005)
	Net Assets — 100.0%	$848,315,851

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $166,372,901.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	254	09/19/12	$38,028,563	$(303,990)

Cash collateral in the amount of $457,379 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(183,936,971)	$(109,933,814)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(189,366,140)	(22,481,004)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(204,342,044)	(23,551,411)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(246,537,565)	(22,304,255)
		$(178,270,484)

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 149

  Short High Yield  SJB

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 20.2%
	Federal Home Loan Bank
$4,707,993	0.01%, due 06/01/12	$4,707,993
	Federal Home Loan Mortgage Corp.
872,765	0.06%, due 06/01/12	872,765
	U.S. Treasury Bill
4,000,000	0.00%, due 06/28/12	3,999,835
	Total U.S. Government & Agency Securities (Cost $9,580,593)	9,580,593
	Repurchase Agreements (a)(b) — 66.7%
31,585,902	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $31,586,067	31,585,902
	Total Repurchase Agreements (Cost $31,585,902)	31,585,902
	Total Investment Securities (Cost $41,166,495) † — 86.9%	41,166,495
	Other assets less liabilities — 13.1%	6,204,025
	Net Assets — 100.0%	$47,370,520

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $2,096,765.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short High Yield had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid High Yield Index	$(23,949,076)	$87,317
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid High Yield Index	(23,222,978)	(2,875,653)
		$(2,788,336)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

150 :: Schedule of Portfolio Investments :: May 31, 2012

  IGS  Short Investment Grade Corporate

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.7%
	Federal Home Loan Bank
$356,795	0.01%, due 06/01/12	$356,795
	Federal Home Loan Mortgage Corp.
66,142	0.06%, due 06/01/12	66,142
	U.S. Treasury Bill
700,000	0.00%, due 09/27/12	699,740
	Total U.S. Government & Agency Securities (Cost $1,122,677)	1,122,677
	Repurchase Agreements (a)(b) — 70.7%
2,426,891	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $2,426,904	2,426,891
	Total Repurchase Agreements (Cost $2,426,891)	2,426,891
	Total Investment Securities (Cost $3,549,568) † — 103.4%	3,549,568
	Liabilities in excess of other assets — (3.4%)	(118,111)
	Net Assets — 100.0%	$3,431,457

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $891,857.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short Investment Grade Corporate had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid Investment Grade Index	$(1,389,428)	$(116,977)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid Investment Grade Index	(482,954)	(29,182)
Bond Index Swap Agreement with Goldman Sachs International, based on the Markit iBoxx® $ Liquid Investment Grade Index	(1,562,055)	(235,542)
		$(381,701)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 151

  UltraShort 3-7 Year Treasury  TBZ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 15.7%
	Federal Home Loan Bank
$647,609	0.01%, due 06/01/12	$647,609
	Federal Home Loan Mortgage Corp.
120,053	0.06%, due 06/01/12	120,053
	Total U.S. Government & Agency Securities (Cost $767,662)	767,662
	Repurchase Agreements (a)(b) — 87.9%
4,296,444	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $4,296,465	4,296,444
	Total Repurchase Agreements (Cost $4,296,444)	4,296,444
	Total Investment Securities (Cost $5,064,106) † — 103.6%	5,064,106
	Liabilities in excess of other assets — (3.6%)	(177,681)
	Net Assets — 100.0%	$4,886,425

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $240,060.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	$(7,402,888)	$(113,493)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	(2,376,460)	(58,252)
		$(171,745)

See accompanying notes to the financial statements.

152 :: Schedule of Portfolio Investments :: May 31, 2012

  PST  UltraShort 7-10 Year Treasury

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.9%
	Federal Home Loan Bank
$37,056,564	0.01%, due 06/01/12	$37,056,564
	Federal Home Loan Mortgage Corp.
6,869,524	0.06%, due 06/01/12	6,869,524
	U.S. Treasury Bills
50,000,000	0.00%, due 06/28/12	49,997,938
6,500,000	0.00%, due 09/27/12	6,497,592
	Total U.S. Government & Agency Securities (Cost $100,421,618)	100,421,618
	Repurchase Agreements (a)(b) — 82.1%
275,376,333	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $275,377,754	275,376,333
	Total Repurchase Agreements (Cost $275,376,333)	275,376,333
	Total Investment Securities (Cost $375,797,951) † — 112.0%	375,797,951
	Liabilities in excess of other assets — (12.0%)	(40,336,309)
	Net Assets — 100.0%	$335,461,642

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $49,765,738.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	146	09/19/12	$19,554,875	$(159,874)

Cash collateral in the amount of $216,810 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(99,032,787)	$(14,216,384)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(38,391,102)	(5,092,502)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(102,843,791)	(4,005,841)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(49,661,431)	(3,407,692)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(364,592,990)	(19,533,570)
		$(46,255,989)

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 153

  UltraShort 20+ Year Treasury  TBT

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 23.1%
	Federal Home Loan Bank
$341,011,309	0.01%, due 06/01/12	$341,011,309
	Federal Home Loan Mortgage Corp.
63,216,478	0.06%, due 06/01/12	63,216,478
	U.S. Treasury Bills
150,000,000	0.00%, due 06/28/12	149,994,712
180,000,000	0.00%, due 09/27/12	179,933,330
	Total U.S. Government & Agency Securities (Cost $734,155,829)	734,155,829
	Repurchase Agreements (a)(b) — 101.3%
3,215,994,174	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $3,216,010,830	3,215,994,174
	Total Repurchase Agreements (Cost $3,215,994,174)	3,215,994,174
	Total Investment Securities (Cost $3,950,150,003) † — 124.4%	3,950,150,003
	Liabilities in excess of other assets — (24.4%)	(775,331,736)
	Net Assets — 100.0%	$3,174,818,267

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,276,988,799.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	2,093	09/19/12	$313,361,344	$(2,046,391)

Cash collateral in the amount of $3,073,138 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(624,787,158)	$(409,832,423)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(648,741,738)	(77,692,246)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,167,529,957)	(129,309,444)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,251,435,258)	(114,915,164)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(819,623,951)	(116,214,468)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(810,594,535)	(74,854,875)
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(823,736,634)	(114,384,121)
		$(1,037,202,741)

See accompanying notes to the financial statements.

154 :: Schedule of Portfolio Investments :: May 31, 2012

  TPS  UltraShort TIPS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.1%
	Federal Home Loan Bank
$471,689	0.01%, due 06/01/12	$471,689
	Federal Home Loan Mortgage Corp.
87,441	0.06%, due 06/01/12	87,441
	U.S. Treasury Bill
700,000	0.00%, due 09/27/12	699,723
	Total U.S. Government & Agency Securities (Cost $1,258,853)	1,258,853
	Repurchase Agreements (a)(b) — 88.5%
3,575,557	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $3,575,576	3,575,557
	Total Repurchase Agreements (Cost $3,575,557)	3,575,557
	Total Investment Securities (Cost $4,834,410) † — 119.6%	4,834,410
	Liabilities in excess of other assets — (19.6%)	(792,092)
	Net Assets — 100.0%	$4,042,318

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,320,864.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(7,313,703)	$(472,812)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(735,401)	(315,731)
		$(788,543)

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 155

  UltraPro Short 20+ Year Treasury  TTT

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 14.0%
	Federal Home Loan Bank
$602,636	0.01%, due 06/01/12	$602,636
	Federal Home Loan Mortgage Corp.
111,716	0.06%, due 06/01/12	111,716
	Total U.S. Government & Agency Securities (Cost $714,352)	714,352
	Repurchase Agreements (a)(b) — 133.1%
6,801,973	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $6,802,006	6,801,973
	Total Repurchase Agreements (Cost $6,801,973)	6,801,973
	Total Investment Securities (Cost $7,516,325) † — 147.1%	7,516,325
	Liabilities in excess of other assets — (47.1%)	(2,407,151)
	Net Assets — 100.0%	$5,109,174

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $3,027,285.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(7,246,674)	$(808,548)
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(8,082,329)	(706,613)
		$(1,515,161)

See accompanying notes to the financial statements.

156 :: Schedule of Portfolio Investments :: May 31, 2012

  CSM  Credit Suisse 130/30

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 93.6%
7,067	Accenture plc, Class A (Information Technology)	0.5%	$403,526
3,960	Allergan, Inc. (Health Care)	0.5%	357,390
5,320	American Tower Corp. (REIT) (Financials)	0.4%	345,162
4,327	Apache Corp. (Energy)	0.5%	352,131
4,800	Apple, Inc.* (Information Technology)	3.6%	2,773,104
20,922	AT&T, Inc. (Telecommunication Services)	0.9%	714,905
64,418	Bank of America Corp. (Financials)	0.6%	473,472
4,908	Caterpillar, Inc. (Industrials)	0.6%	430,039
5,379	Celgene Corp.* (Health Care)	0.5%	367,117
7,046	Chevron Corp. (Energy)	0.9%	692,692
18,792	Citigroup, Inc. (Financials)	0.6%	498,176
7,653	Coca-Cola Co. (The) (Consumer Staples)	0.8%	571,909
20,458	Comcast Corp., Class A (Consumer Discretionary)	0.8%	591,441
9,337	ConocoPhillips (Energy)	0.6%	487,018
4,807	Costco Wholesale Corp. (Consumer Staples)	0.5%	415,277
10,398	CVS Caremark Corp. (Consumer Staples)	0.6%	467,286
10,301	Eli Lilly & Co. (Health Care)	0.5%	421,826
25,421	Exxon Mobil Corp. (Energy)	2.6%	1,998,853
4,218	FedEx Corp. (Industrials)	0.5%	375,993
38,243	General Electric Co. (Industrials)	1.0%	730,059
8,006	Gilead Sciences, Inc.* (Health Care)	0.5%	399,900
1,578	Google, Inc., Class A* (Information Technology)	1.2%	916,597
11,617	Halliburton Co. (Energy)	0.5%	349,207
17,878	Hewlett-Packard Co. (Information Technology)	0.5%	405,473
11,897	Home Depot, Inc. (The) (Consumer Discretionary)	0.8%	586,998
31,831	Intel Corp. (Information Technology)	1.1%	822,513
4,511	International Business Machines Corp. (Information Technology)	1.1%	870,172
9,452	Johnson & Johnson (Health Care)	0.8%	590,088
12,612	JPMorgan Chase & Co. (Financials)	0.5%	418,088
13,691	Lowe's Cos., Inc. (Consumer Discretionary)	0.5%	365,824

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,064	Mastercard, Inc., Class A (Information Technology)	0.6%	$432,527
9,424	Merck & Co., Inc. (Health Care)	0.5%	354,154
42,626	Microsoft Corp. (Information Technology)	1.6%	1,244,253
5,441	National Oilwell Varco, Inc. (Energy)	0.5%	363,187
7,316	Newmont Mining Corp. (Materials)	0.5%	345,023
20,762	News Corp., Class A (Consumer Discretionary)	0.5%	398,630
27,793	Oracle Corp. (Information Technology)	1.0%	735,681
26,411	Pfizer, Inc. (Health Care)	0.8%	577,609
10,997	Philip Morris International, Inc. (Consumer Staples)	1.2%	929,356
590	priceline.com, Inc.* (Consumer Discretionary)	0.5%	369,039
10,056	Procter & Gamble Co. (The) (Consumer Staples)	0.8%	626,388
11,755	QUALCOMM, Inc. (Information Technology)	0.9%	673,679
2,958	Simon Property Group, Inc. (REIT) (Financials)	0.6%	436,364
11,064	Time Warner, Inc. (Consumer Discretionary)	0.5%	381,376
4,358	Union Pacific Corp. (Industrials)	0.6%	485,481
7,640	United Parcel Service, Inc., Class B (Industrials)	0.7%	572,542
4,325	Visa, Inc., Class A (Information Technology)	0.6%	498,240
10,697	Wal-Mart Stores, Inc. (Consumer Staples)	0.9%	704,076
21,073	Wells Fargo & Co. (Financials)	0.9%	675,390
1,542,015	Other Common Stocks	54.4%	42,298,629
	Total Common Stocks (Cost $71,910,518)		72,293,860
Principal Amount
	U.S. Government & Agency Securities (a) — 0.8%
	Federal Home Loan Bank
$532,118	0.01%, due 06/01/12		532,118
	Federal Home Loan Mortgage Corp.
98,644	0.06%, due 06/01/12		98,644
	Total U.S. Government & Agency Securities (Cost $630,762)		630,762

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 157

  Credit Suisse 130/30  CSM

Principal Amount		Value
	Repurchase Agreements (a)(b) — 4.6%
$3,578,821	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $3,578,839	$3,578,821
	Total Repurchase Agreements (Cost $3,578,821)	3,578,821
	Total Investment Securities (Cost $76,120,101) — 99.0%	76,503,443
	Other assets less liabilities — 1.0%	790,347
	Net Assets — 100.0%	$77,293,790

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $8,985,014.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,900,007
Aggregate gross unrealized depreciation	(4,868,082)
Net unrealized appreciation	$31,925
Federal income tax cost of investments	$76,471,518

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(15,991,074)	$(22,321)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	17,533,675	584,085
Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	(6,622,424)	475,587
Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	9,712,022	(586,006)
		$451,345

Credit Suisse 130/30 invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	10.8%
Consumer Staples	10.1%
Energy	10.0%
Financials	14.6%
Health Care	9.5%
Industrials	10.1%
Information Technology	19.1%
Materials	3.2%
Telecommunication Services	2.1%
Utilities	4.1%
Other[1]	6.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

158 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  HDG  Hedge Replication ETF

Shares		Value
	Common Stocks — 14.4%
	Consumer Discretionary — 2.0%
578	Carnival plc (ADR)	$18,675
1,059	Honda Motor Co., Ltd. (ADR)	33,666
1,650	Intercontinental Hotels Group plc (ADR)	38,742
1,083	Luxottica Group S.p.A. (ADR)	35,024
5,358	Panasonic Corp. (ADR)	35,095
1,627	Pearson plc (ADR)	28,814
1,751	Reed Elsevier N.V. (ADR)	36,473
948	Reed Elsevier plc (ADR)	28,042
1,353	Sony Corp. (ADR)	17,914
644	Toyota Motor Corp. (ADR)	49,517
536	WPP plc (ADR)	32,069
		354,031
	Consumer Staples — 1.2%
742	Anheuser-Busch InBev N.V. (ADR)	50,233
502	British American Tobacco plc (ADR)	47,228
534	Coca Cola Hellenic Bottling Co. S.A. (ADR)*	9,073
636	Delhaize Group S.A. (ADR)	23,265
505	Diageo plc (ADR)	48,147
1,168	Unilever plc (ADR)	36,885
		214,831
	Energy — 1.5%
789	BP plc (ADR)	28,767
667	Cie Generale de Geophysique-Veritas (ADR)*	14,601
501	ENI S.p.A. (ADR)	19,308
691	Repsol YPF S.A. (ADR)	10,365
685	Royal Dutch Shell plc, Class A (ADR)	42,593
657	Royal Dutch Shell plc, Class B (ADR)	42,278
1,694	Statoil ASA (ADR)	38,454
628	Tenaris S.A. (ADR)	19,581
833	Total S.A. (ADR)	35,877
		251,824
	Financials — 2.0%
2,132	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	12,195
2,699	Banco Santander S.A. (ADR)	14,359
861	Barclays plc (ADR)	9,514
1,444	Credit Suisse Group AG (ADR)	27,624
190	Governor & Co. of the Bank of Ireland (The) (ADR)*	984
1,189	HSBC Holdings plc (ADR)	46,965
3,102	ING Groep N.V. (ADR)*	17,992
2,603	Lloyds Banking Group plc (ADR)*	4,035

Shares		Value
	Common Stocks (continued)
6,621	Mitsubishi UFJ Financial Group, Inc. (ADR)	$28,404
11,110	Mizuho Financial Group, Inc. (ADR)	31,886
1,284	National Bank of Greece S.A. (ADR)*	1,541
9,777	Nomura Holdings, Inc. (ADR)	31,775
1,137	Prudential plc (ADR)	23,888
875	Royal Bank of Scotland Group plc (ADR)*	5,460
6,081	Sumitomo Mitsui Financial Group, Inc. (ADR)	35,878
454	Westpac Banking Corp. (ADR)	44,814
		337,314
	Health Care — 2.3%
1,015	AstraZeneca plc (ADR)	41,016
3	Biolase, Inc.*	7
967	Elan Corp. plc (ADR)*	13,499
616	Fresenius Medical Care AG & Co. KGaA (ADR)	40,841
1,079	GlaxoSmithKline plc (ADR)	47,595
1,326	Novartis AG (ADR)	68,992
410	Novo Nordisk A/S (ADR)	54,854
1,240	Sanofi (ADR)	42,197
356	Shire plc (ADR)	30,050
808	Smith & Nephew plc (ADR)	37,701
402	Teva Pharmaceutical Industries Ltd. (ADR)	15,755
		392,507
	Industrials — 1.4%
2,516	ABB Ltd. (ADR)*	39,778
1,370	Koninklijke Philips Electronics N.V.	24,386
904	Kubota Corp. (ADR)	38,474
110	Mitsui & Co., Ltd. (ADR)	31,141
1,465	Nidec Corp. (ADR)	29,813
1,012	Ryanair Holdings plc (ADR)*	31,068
673	Siemens AG (ADR)	55,590
		250,250
	Information Technology — 1.0%
1,392	Advantest Corp. (ADR)	18,889
2,779	Alcatel-Lucent (ADR)*	4,363
437	ARM Holdings plc (ADR)	10,265
478	Canon, Inc. (ADR)	19,087
588	Hitachi Ltd. (ADR)	33,410
723	NICE Systems Ltd. (ADR)*	26,809
1,493	Nokia Oyj (ADR)	3,986
672	SAP AG (ADR)	38,519
1,691	Telefonaktiebolaget LM Ericsson (ADR)	14,340
		169,668

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 159

  Hedge Replication ETF  HDG

Shares		Value
	Common Stocks (continued)
	Materials — 1.3%
4,137	Alumina Ltd. (ADR)	$15,514
1,112	BHP Billiton Ltd. (ADR)	68,421
1,170	CRH plc (ADR)	20,031
812	James Hardie Industries SE (ADR)	29,354
81	Randgold Resources Ltd. (ADR)	6,427
392	Rio Tinto plc (ADR)	16,942
2,055	Sims Metal Management Ltd. (ADR)	21,660
800	Syngenta AG (ADR)	51,448
		229,797
	Telecommunication Services — 1.4%
727	BT Group plc (ADR)	23,155
3,157	France Telecom S.A. (ADR)	39,873
2,527	Nippon Telegraph & Telephone Corp. (ADR)	54,078
2,983	NTT DoCoMo, Inc. (ADR)	47,668
1,060	Partner Communications Co., Ltd. (ADR)	4,919
2,762	Portugal Telecom, SGPS, S.A. (ADR)	10,523
1,236	Telecom Italia S.p.A. (ADR)	10,234
2,097	Telefonica S.A. (ADR)	23,214
837	Vodafone Group plc (ADR)	22,423
		236,087
	Utilities — 0.3%
785	National Grid plc (ADR)	39,478
559	Veolia Environnement S.A. (ADR)	6,406
		45,884
	Total Common Stocks (Cost $2,681,647)	2,482,193
No. of Warrants
	Warrants — 0.0%
6	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount		Value
	U.S. Government & Agency Securities — 68.9%
	Federal Home Loan Bank
$322,936	0.01%, due 06/01/12	$322,936
	Federal Home Loan Mortgage Corp.
59,866	0.06%, due 06/01/12	59,866
	U.S. Treasury Bill
11,432,000	0.00%, due 08/02/12	11,431,033
	Total U.S. Government & Agency Securities (Cost $11,813,835)	11,813,835
	Repurchase Agreements (a) — 11.8%
2,022,749	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $2,022,759	2,022,749
	Total Repurchase Agreements (Cost $2,022,749)	2,022,749
	Total Investment Securities (Cost $16,518,231) — 95.1%	16,318,777
	Other assets less liabilities — 4.9%	832,738
	Net Assets — 100.0%	$17,151,515

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $— or 0.00% of net assets.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,111
Aggregate gross unrealized depreciation	(268,725)
Net unrealized depreciation	$(221,614)
Federal income tax cost of investments	$16,540,391

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Euro Futures Contracts	17	06/18/12	$1,313,675	$81,600

Cash collateral in the amount of $41,333 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

See accompanying notes to the financial statements.

160 :: Schedule of Portfolio Investments :: May 31, 2012

  HDG  Hedge Replication ETF

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE US Dollar Net Total Return Index	$1,316,652	$(115,793)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets US Dollar Net Total Return Index	1,149,078	(170,847)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000 Total Return Index	2,406,768	183,558
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Total Return Index	(2,383,819)	(203,224)
		$(306,306)

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 161

  RAFI® Long/Short  RALS

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 90.6%
3,202	Allstate Corp. (The) (Financials)	0.8%	$108,676
3,858	Altria Group, Inc. (Consumer Staples)	0.9%	124,189
2,522	AmerisourceBergen Corp. (Health Care)	0.7%	93,289
2,762	Archer-Daniels-Midland Co. (Consumer Staples)	0.6%	88,053
6,844	AT&T, Inc. (Telecommunication Services)	1.6%	233,859
47,601	Bank of America Corp. (Financials)	2.4%	349,867
1,190	Bunge Ltd. (Consumer Staples)	0.5%	70,805
1,389	Capital One Financial Corp. (Financials)	0.5%	71,353
2,696	Cardinal Health, Inc. (Health Care)	0.8%	111,560
1,812	Chevron Corp. (Energy)	1.3%	178,138
8,038	Citigroup, Inc. (Financials)	1.5%	213,087
2,668	Coca-Cola Enterprises, Inc. (Consumer Staples)	0.5%	72,996
3,627	ConocoPhillips (Energy)	1.3%	189,184
5,391	Dean Foods Co.* (Consumer Staples)	0.6%	84,315
6,794	Delta Air Lines, Inc.* (Industrials)	0.6%	82,207
1,847	Eli Lilly & Co. (Health Care)	0.5%	75,635
3,509	Exelon Corp. (Utilities)	0.9%	129,763
10,813	General Electric Co. (Industrials)	1.4%	206,420
852	Goldman Sachs Group, Inc. (The) (Financials)	0.6%	81,536
5,987	Hartford Financial Services Group, Inc. (Financials)	0.7%	100,701
2,968	HCA Holdings, Inc. (Health Care)	0.5%	77,138
1,584	Hess Corp. (Energy)	0.5%	69,221
5,578	Hewlett-Packard Co. (Information Technology)	0.9%	126,509
4,180	Ingram Micro, Inc., Class A* (Information Technology)	0.5%	74,529
3,585	Intel Corp. (Information Technology)	0.6%	92,636
4,495	JPMorgan Chase & Co. (Financials)	1.0%	149,009
4,015	Kroger Co. (The) (Consumer Staples)	0.6%	88,370
5,228	Marathon Oil Corp. (Energy)	0.9%	130,230
3,123	Marathon Petroleum Corp. (Energy)	0.8%	112,647

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,331	McKesson Corp. (Health Care)	0.8%	$116,170
5,341	Morgan Stanley (Financials)	0.5%	71,356
1,399	Northrop Grumman Corp. (Industrials)	0.6%	82,191
5,228	NRG Energy, Inc.* (Utilities)	0.6%	80,093
7,148	Pfizer, Inc. (Health Care)	1.1%	156,327
16,022	Regions Financial Corp. (Financials)	0.7%	100,778
3,782	Safeway, Inc. (Consumer Staples)	0.5%	71,934
60,952	Sprint Nextel Corp.* (Telecommunication Services)	1.1%	156,647
2,883	Sunoco, Inc. (Energy)	0.9%	133,915
4,215	SunTrust Banks, Inc. (Financials)	0.7%	96,608
1,368	Target Corp. (Consumer Discretionary)	0.6%	79,221
2,681	Time Warner, Inc. (Consumer Discretionary)	0.6%	92,414
1,875	Travelers Cos., Inc. (The) (Financials)	0.8%	117,169
2,903	United Continental Holdings, Inc.* (Industrials)	0.5%	73,068
6,600	US Airways Group, Inc.* (Industrials)	0.6%	87,252
6,604	Valero Energy Corp. (Energy)	1.0%	139,344
5,406	Verizon Communications, Inc. (Telecommunication Services)	1.5%	225,106
1,909	Wal-Mart Stores, Inc. (Consumer Staples)	0.9%	125,650
2,168	WellPoint, Inc. (Health Care)	1.0%	146,102
5,383	Weyerhaeuser Co. (REIT) (Financials)	0.7%	107,176
540,719	Other Common Stocks	49.9%	7,206,112
	Total Common Stocks (Cost $14,529,700)		13,050,555
Principal Amount
	U.S. Government & Agency Securities (a) — 2.3%
	Federal Home Loan Bank
$276,670	0.01%, due 06/01/12		276,670
	Federal Home Loan Mortgage Corp.
51,289	0.06%, due 06/01/12		51,289
	Total U.S. Government & Agency Securities (Cost $327,959)		327,959

See accompanying notes to the financial statements.

162 :: Summary Schedule of Portfolio Investments :: May 31, 2012

  RALS  RAFI® Long/Short

Principal Amount		Value
	Repurchase Agreements (a)(b) — 12.8%
$1,844,133	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $1,844,143	$1,844,133
	Total Repurchase Agreements (Cost $1,844,133)	1,844,133
	Total Investment Securities (Cost $16,701,792) — 105.7%	15,222,647
	Liabilities in excess of other assets — (5.7)%	(814,138)
	Net Assets — 100.0%	$14,408,509

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $4,412,306.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$631,777
Aggregate gross unrealized depreciation	(2,532,818)
Net unrealized depreciation	$(1,901,041)
Federal income tax cost of investments	$17,123,688

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	$(14,322,994)	$(837,644)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	1,106,624	29,430
Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® U.S. Equity Long/Short Index	(263,034)	11,626
Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® U.S. Equity Long/Short Index	485,812	(26,239)
		$(822,827)

RAFI® Long/Short invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	8.7%
Consumer Staples	8.6%
Energy	10.4%
Financials	19.2%
Health Care	9.8%
Industrials	12.0%
Information Technology	8.7%
Materials	2.9%
Telecommunication Services	5.1%
Utilities	5.2%
Other[1]	9.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2012 :: Summary Schedule of Portfolio Investments :: 163

  German Sovereign / Sub-Sovereign ETF  GGOV

Principal Amount			Value
		Sovereign Governments & Agencies — 81.7%
		Germany — 81.7%
		Bundesrepublik Deutschland
EUR	139,000	4.25%, due 01/04/14	$183,448
	134,000	4.25%, due 07/04/14	180,291
	127,000	3.75%, due 01/04/19	188,308
	126,000	3.50%, due 07/04/19	185,344
	110,000	4.00%, due 01/04/37	194,995
		Free State of Bavaria
	56,000	3.13%, due 01/16/14	72,140
	52,000	4.13%, due 01/16/17	73,084
		Gemeinsame Deutsche Bundeslaender
	69,000	3.25%, due 04/29/14	89,406
		KFW
	138,000	3.13%, due 04/08/16	186,330
	135,000	3.13%, due 06/15/18	185,573
	131,000	3.88%, due 01/21/19	188,494
	133,000	3.63%, due 01/20/20	189,941
	135,000	3.38%, due 01/18/21	191,358
		Landwirtschaftliche Rentenbank
	65,000	3.25%, due 03/12/14	84,311
		State of Baden-Wurttemberg
	70,000	3.25%, due 01/22/14	90,305
	69,000	3.50%, due 01/14/15	91,299
		State of Berlin
	67,000	4.25%, due 09/15/14	89,230
	69,000	3.13%, due 09/14/15	91,259
		State of Brandenburg
	45,000	4.00%, due 10/24/16	62,449
	46,000	3.50%, due 06/15/21	64,977
		State of Hesse
	69,000	3.13%, due 05/13/14	89,341
	65,000	2.00%, due 06/16/15	83,105
		State of North Rhine-Westphalia
	68,000	3.50%, due 11/16/15	91,173
	71,000	2.13%, due 10/13/16	91,395
		State of Rhineland-Palatinate
	45,000	2.88%, due 03/03/17	59,930
		State of Saxony-Anhalt
	45,000	4.50%, due 09/11/17	64,622
	47,000	3.75%, due 04/06/21	67,502
		Total Sovereign Governments & Agencies (Cost $3,275,365)	3,229,610

Principal Amount			Value
		Corporate Bonds — 15.8%
		Banks — 11.4%
		Landeskreditbank Baden-Wuerttemberg Foerderbank
EUR	72,000	1.63%, due 08/25/14	$90,665
	66,000	3.50%, due 07/04/16	89,476
		Landwirtschaftliche Rentenbank
	64,000	2.88%, due 08/30/21	86,994
		NRW Bank
	71,000	3.38%, due 03/18/14	91,757
	74,000	1.13%, due 07/08/15	91,647
			450,539
		Diversified Financial Services — 2.1%
		HSH Finanzfonds AoeR
	66,000	3.63%, due 06/17/14	85,809
		Municipal — 2.3%
		Gemeinsame Deutsche Bundeslaender
	68,000	3.00%, due 05/17/16	90,435
		Total Corporate Bonds (Cost $648,976)	626,783
		U.S. Government & Agency Securities — 0.0% ‡
		Federal Home Loan Bank
	$1,033	0.01%, due 06/01/12	1,033
		Federal Home Loan Mortgage Corp.
	191	0.06%, due 06/01/12	191
		Total U.S. Government & Agency Securities (Cost $1,224)	1,224
		Repurchase Agreements (a) — 0.2%
	6,468	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $6,468	6,468
		Total Repurchase Agreements (Cost $6,468)	6,468
		Total Investment Securities (Cost $3,932,033) — 97.7%	3,864,085
		Other assets less liabilities — 2.3%	90,992
		Net Assets — 100.0%	$3,955,077

See accompanying notes to the financial statements.

164 :: Schedule of Portfolio Investments :: May 31, 2012

  GGOV  German Sovereign / Sub-Sovereign ETF

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR — European Currency Unit

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,406
Aggregate gross unrealized depreciation	(93,354)
Net unrealized depreciation	$(67,948)
Federal income tax cost of investments	$3,932,033

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 165

  USD Covered Bond  COBO

Principal Amount		Value
	Corporate Bonds (a) — 99.0%
	Capital Markets — 4.1%
	Credit Suisse AG/Guernsey
$320,000	1.63%, due 03/06/15	$320,882
200,000	2.60%, due 05/27/16	206,304
		527,186
	Commercial Banks — 75.9%
	Australia & New Zealand Banking Group Ltd.
250,000	2.40%, due 11/23/16	257,326
	Bank of Montreal
375,000	1.30%, due 10/31/14	379,835
100,000	2.85%, due 06/09/15	106,011
387,000	2.63%, due 01/25/16	408,917
396,000	1.95%, due 01/30/18	408,226
	Bank of Nova Scotia
331,000	1.05%, due 03/20/15	333,242
251,000	1.65%, due 10/29/15	256,681
346,000	2.15%, due 08/03/16	359,542
410,000	1.95%, due 01/30/17	422,515
347,000	1.75%, due 03/22/17	353,801
	Barclays Bank PLC
200,000	2.50%, due 09/21/15	204,537
	Canadian Imperial Bank of Commerce
342,000	0.90%, due 09/19/14	343,925
344,000	1.50%, due 12/12/14	350,498
321,000	2.60%, due 07/02/15	336,891
347,000	2.75%, due 01/27/16	367,993
	Commonwealth Bank of Australia
331,000	2.25%, due 03/16/17	337,957
	DNB Boligkreditt AS
293,000	2.10%, due 10/14/15	297,447
280,000	2.90%, due 03/29/16	291,739
	HSBC Bank plc
221,000	1.63%, due 07/07/14	222,941
	National Bank of Canada
317,000	1.65%, due 01/30/14	322,725
282,000	2.20%, due 10/19/16	294,177
	Royal Bank of Canada
254,000	3.13%, due 04/14/15	269,225
	Sparebank 1 Boligkreditt AS
202,000	2.63%, due 05/27/16	207,989
254,000	2.30%, due 06/30/17	256,497
	Toronto-Dominion Bank (The)
341,000	0.88%, due 09/12/14	342,802
284,000	2.20%, due 07/29/15	295,938
520,000	1.63%, due 09/14/16	530,344
491,000	1.50%, due 03/13/17	494,791

Principal Amount		Value
	Corporate Bonds (a) (continued)
	UBS AG/London
$284,000	1.88%, due 01/23/15	$286,638
339,000	2.25%, due 03/30/17	341,702
	Westpac Banking Corp.
200,000	2.45%, due 11/28/16	206,378
		9,889,230
	Diversified Financial Services — 7.2%
	BNP Paribas
360,000	2.20%, due 11/02/15	359,949
	Caisse Centrale Desjardins du Quebec
288,000	2.55%, due 03/24/16	303,053
268,000	1.60%, due 03/06/17	270,992
		933,994
	Mortgage Banks — 7.0%
	Compagnie de Financement Foncier S.A.
300,000	2.25%, due 03/07/14	302,555
200,000	2.50%, due 09/16/15	201,511
	Nordea Eiendomskreditt AS
200,000	1.88%, due 04/07/14	203,180
200,000	2.13%, due 09/22/17	202,516
		909,762
	Thrifts & Mortgage Finance — 4.8%
	Swedbank Hypotek AB
200,000	2.95%, due 03/28/16	208,490
200,000	2.13%, due 08/31/16	202,798
212,000	2.38%, due 04/05/17	214,909
		626,197
	Total Corporate Bonds (Cost $12,866,918)	12,886,369
	U.S. Government & Agency Securities — 0.1%
	Federal Home Loan Bank
10,863	0.01%, due 06/01/12	10,863
	Federal Home Loan Mortgage Corp.
2,014	0.06%, due 06/01/12	2,014
	Total U.S. Government & Agency Securities (Cost $12,877)	12,877

See accompanying notes to the financial statements.

166 :: Schedule of Portfolio Investments :: May 31, 2012

  COBO  USD Covered Bond

Principal Amount		Value
	Repurchase Agreements (b) — 0.5%
$68,044	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $68,044	$68,044
	Total Repurchase Agreements (Cost $68,044)	68,044
	Total Investment Securities (Cost $12,947,839) — 99.6%	12,967,290
	Other assets less liabilities — 0.4%	55,295
	Net Assets — 100.0%	$13,022,585

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,594
Aggregate gross unrealized depreciation	(2,143)
Net unrealized appreciation	$19,451
Federal income tax cost of investments	$12,947,839

USD Covered Bond invested, as a percentage of net assets, in the following countries as of May 31, 2012:

Australia	6.2%
Canada	57.9%
France	6.7%
Norway	11.2%
Sweden	4.8%
Switzerland	8.9%
United Kingdom	3.3%
Other[1]	1.0%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 167

  30 Year TIPS/TSY Spread  RINF

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 88.3%
	U.S. Treasury Inflation Index Bond
$3,176,762	0.75%, due 02/15/42	$3,401,587
	Total Long-Term U.S. Treasury Obligation (Cost $3,156,819)	3,401,587
	U.S. Government & Agency Securities (a) — 0.6%
	Federal Home Loan Bank
18,174	0.01%, due 06/01/12	18,174
	Federal Home Loan Mortgage Corp.
3,369	0.06%, due 06/01/12	3,369
	Total U.S. Government & Agency Securities (Cost $21,543)	21,543
	Repurchase Agreements (a)(b) — 3.2%
123,841	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $123,841	123,841
	Total Repurchase Agreements (Cost $123,841)	123,841
	Total Investment Securities (Cost $3,302,203) — 92.1%	3,546,971
	Other assets less liabilities — 7.9%	304,771
	Net Assets — 100.0%	$3,851,742

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $10,003.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$247,046
Aggregate gross unrealized depreciation	(2,278)
Net unrealized appreciation	$244,768
Federal income tax cost of investments	$3,302,203

Swap Agreements

30 Year TIPS/TSY Spread had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	$443,393	$53,400
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	(5,247,810)	(387,653)
		$(334,253)

See accompanying notes to the financial statements.

168 :: Schedule of Portfolio Investments :: May 31, 2012

  UINF  UltraPro 10 Year TIPS/TSY Spread

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 87.3%
	U.S. Treasury Inflation Index Note
$3,164,411	0.13%, due 01/15/22	$3,375,133
	Total Long-Term U.S. Treasury Obligation (Cost $3,271,180)	3,375,133
	U.S. Government & Agency Securities (a) — 1.2%
	Federal Home Loan Bank
38,128	0.01%, due 06/01/12	38,128
	Federal Home Loan Mortgage Corp.
7,068	0.06%, due 06/01/12	7,068
	Total U.S. Government & Agency Securities (Cost $45,196)	45,196
	Repurchase Agreements (a)(b) — 11.0%
423,862	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $423,863	423,862
	Total Repurchase Agreements (Cost $423,862)	423,862
	Total Investment Securities (Cost $3,740,238) — 99.5%	3,844,191
	Other assets less liabilities — 0.5%	20,793
	Net Assets — 100.0%	$3,864,984

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $548,176.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,953
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$103,953
Federal income tax cost of investments	$3,740,238

Swap Agreements

UltraPro 10 Year TIPS/TSY Spread had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	$(12,901,858)	$(604,822)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	31,203	1,203
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	8,167,082	351,845
		$(251,774)

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 169

  Short 30 Year TIPS/TSY Spread  FINF

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 84.3%
	U.S. Treasury Bond
$3,153,000	3.13%, due 02/15/42	$3,448,101
	Total Long-Term U.S. Treasury Obligation (Cost $3,132,727)	3,448,101
	U.S. Government & Agency Securities (a) — 1.4%
	Federal Home Loan Bank
48,526	0.01%, due 06/01/12	48,526
	Federal Home Loan Mortgage Corp.
8,996	0.06%, due 06/01/12	8,996
	Total U.S. Government & Agency Securities (Cost $57,522)	57,522
	Repurchase Agreements (a)(b) — 15.3%
623,969	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $623,972	623,969
	Total Repurchase Agreements (Cost $623,969)	623,969
	Total Investment Securities (Cost $3,814,218) — 101.0%	4,129,592
	Liabilities in excess of other assets — (1.0%)	(39,899)
	Net Assets — 100.0%	$4,089,693

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $320,020.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$315,374
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$315,374
Federal income tax cost of investments	$3,814,218

Swap Agreements

Short 30 Year TIPS/TSY Spread had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	$(4,097,044)	$(400,020)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	2,066,581	205,349
		$(194,671)

See accompanying notes to the financial statements.

170 :: Schedule of Portfolio Investments :: May 31, 2012

  SINF  UltraPro Short 10 Year TIPS/TSY Spread

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 86.2%
	U.S. Treasury Note
$3,374,000	2.00%, due 11/15/21	$3,518,713
	Total Long-Term U.S. Treasury Obligation (Cost $3,385,214)	3,518,713
	U.S. Government & Agency Securities (a) — 0.2%
	Federal Home Loan Bank
7,001	0.01%, due 06/01/12	7,001
	Federal Home Loan Mortgage Corp.
1,298	0.06%, due 06/01/12	1,298
	Total U.S. Government & Agency Securities (Cost $8,299)	8,299
	Repurchase Agreements (a)(b) — 3.8%
153,876	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $153,876	153,876
	Total Repurchase Agreements (Cost $153,876)	153,876
	Total Investment Securities (Cost $3,547,389) — 90.2%	3,680,888
	Other assets less liabilities — 9.8%	399,026
	Net Assets — 100.0%	$4,079,914

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $477,125.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,499
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$133,499
Federal income tax cost of investments	$3,547,389

Futures Contracts Purchased

UltraPro Short 10 Year TIPS/TSY Spread had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	4	09/19/12	$535,750	$4,432

Cash collateral in the amount of $5,940 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraPro Short 10 Year TIPS/TSY Spread had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	$9,711,398	$465,665
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	(12,235,647)	(537,678)
		$(72,013)

See accompanying notes to the financial statements.

May 31, 2012 :: Schedule of Portfolio Investments :: 171

Statements of Assets and Liabilities

172 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2012

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra Russell3000	Ultra MidCap400	Ultra SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$643,146,828	$211,479,767	$1,267,854,193	$3,082,434	$75,045,253	$21,962,555
Securities, at value	476,711,315	104,007,229	977,891,435	955,700	55,864,287	16,939,196
Repurchase agreements, at value	137,349,117	102,266,805	231,058,608	2,085,346	20,671,889	5,591,206
Total Investment Securities	614,060,432	206,274,034	1,208,950,043	3,041,046	76,536,176	22,530,402
Cash	62	92	54	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	6,026,000	1,177,935	6,321,253	—	258,801	—
Segregated cash balances with custodian for swap agreements	4,486,260	4,505,982	3,817,649	459,201	358,287	293,174
Dividends and interest receivable	565,710	317,757	2,192,544	1,681	60,110	12,004
Receivable for investments sold	3,891,643	—	3,865	2,208	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	3,735,830	—	—	—	—	—
Receivable from Advisor	—	—	—	28,789	—	—
Reclaims receivable	—	—	1,410	2	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	38,651,161	1,887,127	66,731,187	544,186	3,683,783	898,127
Prepaid licensing fees	—	—	5,199	3,625	4,899	1,755
Prepaid expenses	12,759	4,803	32,874	81	6,098	496
Total Assets	671,429,857	214,167,730	1,288,056,078	4,080,819	80,908,154	23,735,958
LIABILITIES:
Cash overdraft	—	—	—	5	—	1,479
Payable for investments purchased	7,274,112	—	—	1,436	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	433,775	138,868	815,858	—	68,885	5,375
Management Services fees payable	53,525	17,817	108,780	—	7,271	2,077
Custodian fees payable	12,879	6,652	73,647	38,625	8,575	3,200
Administration fees payable	18,285	11,860	22,324	9,001	8,704	7,848
Trustee fees payable	3,850	1,372	9,371	25	605	148
Licensing fees payable	105,202	3,920	—	—	—	—
Professional fees payable	15,930	14,338	18,976	13,895	13,870	13,888
Payable for variation margin on futures contracts	530,758	30,855	218,013	—	8,925	—
Unrealized depreciation on swap agreements	16,626,254	7,813,761	10,024,027	49,193	2,702,352	360,905
Other liabilities	58,555	31,056	123,115	737	12,081	4,184
Total Liabilities	25,133,125	8,070,499	11,414,111	112,917	2,831,268	399,104
NET ASSETS	$646,296,732	$206,097,231	$1,276,641,967	$3,967,902	$78,076,886	$23,336,854
NET ASSETS CONSIST OF:
Paid in Capital	$1,117,542,143	$448,037,838	$1,977,793,491	$623,731	$87,026,495	$27,315,311
Accumulated undistributed net investment income (loss)	(1,207,848)	(10,450)	1,653,898	(22,221)	(170,774)	33,195
Accumulated net realized gains (losses) on investments	(459,013,296)	(230,355,548)	(699,658,723)	2,912,787	(11,219,735)	(5,116,721)
Net unrealized appreciation (depreciation) on:
Investments	(29,086,396)	(5,205,733)	(58,904,150)	(41,388)	1,490,923	567,847
Futures contracts	(3,962,778)	(442,242)	(949,709)	—	(31,454)	—
Swap agreements	22,024,907	(5,926,634)	56,707,160	494,993	981,431	537,222
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$646,296,732	$206,097,231	$1,276,641,967	$3,967,902	$78,076,886	$23,336,854
Shares (unlimited number of shares authorized, no par value)	12,975,000	3,300,000	25,200,000	50,000	1,275,000	525,000
Net Asset Value	$49.81	$62.45	$50.66	$79.36	$61.24	$44.45

See accompanying notes to the financial statements.

May 31, 2012 :: Statements of Assets and Liabilities :: ProShares Trust :: 173

	Ultra Russell2000	UltraPro QQQ®	UltraPro Dow30SM	UltraPro S&P500®	UltraPro MidCap400	UltraPro Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$180,648,920	$187,340,723	$38,416,572	$271,902,301	$22,701,561	$79,674,651
Securities, at value	109,335,633	160,320,900	10,688,376	230,685,170	13,829,015	62,484,186
Repurchase agreements, at value	50,332,539	18,529,070	27,129,038	40,869,368	8,901,924	19,490,801
Total Investment Securities	159,668,172	178,849,970	37,817,414	271,554,538	22,730,939	81,974,987
Cash	4,010	—	—	411,731	27	1,763
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	414,190	1,467,200	246,620	4,220,246	219,982	1,459,850
Segregated cash balances with custodian for swap agreements	1,337,690	6,350,929	5,672,213	4,701,960	650,324	291,193
Dividends and interest receivable	72,049	243,073	56,611	567,589	17,814	44,609
Receivable for investments sold	366,585	1,489,922	—	896	—	118,112
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	2,757,400	2,310,040	—	6,843,022	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	327	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	2,408,531	13,062,331	2,103,749	2,035,882	362,986	2,739,981
Prepaid licensing fees	—	—	3,384	—	—	—
Prepaid expenses	3,640	4,430	1,445	5,101	608	2,275
Total Assets	167,032,267	203,777,895	45,901,436	290,341,292	23,982,680	86,632,770
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	3,010,525	3,683,707	—	6,949,026	—	116,511
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	121,025	120,615	30,944	212,393	4,767	—
Management Services fees payable	14,599	16,773	4,218	21,834	2,314	2,072
Custodian fees payable	61,684	4,128	1,682	28,878	7,000	59,254
Administration fees payable	12,494	11,589	6,938	13,291	7,657	10,182
Trustee fees payable	2,408	1,180	357	1,459	173	549
Licensing fees payable	106,341	34,782	—	1,655	207	37,268
Professional fees payable	16,838	14,977	14,170	14,448	13,978	14,319
Payable for variation margin on futures contracts	6,100	130,623	6,460	138,900	7,725	21,500
Unrealized depreciation on swap agreements	9,241,603	6,296,679	2,089,795	9,216,875	1,187,711	1,956,982
Other liabilities	24,391	16,559	4,049	21,841	2,961	6,720
Total Liabilities	12,618,008	10,331,612	2,158,613	16,620,600	1,234,493	2,225,357
NET ASSETS	$154,414,259	$193,446,283	$43,742,823	$273,720,692	$22,748,187	$84,407,413
NET ASSETS CONSIST OF:
Paid in Capital	$312,069,730	$123,304,454	$25,181,495	$160,006,260	$10,350,273	$67,245,686
Accumulated undistributed net investment income (loss)	152,502	(267,523)	42,422	265,621	(84,893)	16,891
Accumulated net realized gains (losses) on investments	(129,978,578)	72,690,479	19,149,951	121,474,200	13,278,764	14,131,383
Net unrealized appreciation (depreciation) on:
Investments	(20,980,748)	(8,490,753)	(599,158)	(347,763)	29,378	2,300,336
Futures contracts	(15,575)	(556,026)	(45,841)	(496,633)	(610)	(69,882)
Swap agreements	(6,833,072)	6,765,652	13,954	(7,180,993)	(824,725)	782,999
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$154,414,259	$193,446,283	$43,742,823	$273,720,692	$22,748,187	$84,407,413
Shares (unlimited number of shares authorized, no par value)	4,200,000	4,250,000	950,000	4,000,000	350,000	1,600,000
Net Asset Value	$36.77	$45.52	$46.05	$68.43	$64.99	$52.75

See accompanying notes to the financial statements.

174 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2012

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$5,731,005	$9,838,662	$5,188,861	$10,281,143	$7,831,887	$12,157,693
Securities, at value	3,736,385	6,886,394	2,362,157	4,750,912	3,686,788	4,965,912
Repurchase agreements, at value	2,191,083	4,279,740	2,665,732	5,483,487	3,269,670	7,317,364
Total Investment Securities	5,927,468	11,166,134	5,027,889	10,234,399	6,956,458	12,283,276
Cash	—	—	—	—	369	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	40,143	38,809	163,285	100,304	55,253	56,112
Dividends and interest receivable	9,472	13,227	3,908	4,432	3,746	2,033
Receivable for investments sold	11,326	18,781	3,288	4,336	9,957	42,499
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	5,646	—	—
Reclaims receivable	1	2	7	1	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	663,367	1,776,737	143,228	479,382	967,582	279,353
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	133	272	108	228	164	266
Total Assets	6,651,910	13,013,962	5,341,713	10,828,728	7,993,529	12,663,539
LIABILITIES:
Cash overdraft	—	—	—	—	—	39
Payable for investments purchased	12,425	19,940	3,859	4,026	9,845	6,887
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	11,976	10,379	30,684	—	54,702	8,973
Management Services fees payable	570	1,128	457	—	745	1,120
Custodian fees payable	5,208	2,100	3,785	8,495	10,263	13,005
Administration fees payable	8,257	8,076	8,200	8,040	8,683	8,456
Trustee fees payable	41	82	32	69	62	81
Licensing fees payable	1,290	4,917	1,135	3,291	1,351	5,047
Professional fees payable	13,914	13,943	13,903	13,930	13,916	13,901
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	162,993	289,195	145,224	289,180	52,761	50,907
Other liabilities	1,456	1,755	912	1,777	1,667	2,871
Total Liabilities	218,130	351,515	208,191	328,808	153,995	111,287
NET ASSETS	$6,433,780	$12,662,447	$5,133,522	$10,499,920	$7,839,534	$12,552,252
NET ASSETS CONSIST OF:
Paid in Capital	$14,466,610	$19,015,011	$5,004,564	$17,373,494	$15,542,114	$12,546,400
Accumulated undistributed net investment income (loss)	16,150	27,883	(5,251)	(21,649)	5,409	(34,546)
Accumulated net realized gains (losses) on investments	(8,745,817)	(9,195,461)	297,177	(6,995,383)	(7,747,381)	(313,631)
Net unrealized appreciation (depreciation) on:
Investments	196,463	1,327,472	(160,972)	(46,744)	(875,429)	125,583
Futures contracts	—	—	—	—	—	—
Swap agreements	500,374	1,487,542	(1,996)	190,202	914,821	228,446
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$6,433,780	$12,662,447	$5,133,522	$10,499,920	$7,839,534	$12,552,252
Shares (unlimited number of shares authorized, no par value)	225,000	225,000	150,000	225,000	300,000	300,000
Net Asset Value	$28.59	$56.28	$34.22	$46.67	$26.13	$41.84

See accompanying notes to the financial statements.

May 31, 2012 :: Statements of Assets and Liabilities :: ProShares Trust :: 175

	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care
ASSETS:
Securities and Repurchase Agreements, at cost	$176,744,730	$20,792,437	$10,781,627	$6,634,038	$746,190,391	$25,410,493
Securities, at value	111,937,067	15,225,137	8,487,317	6,136,313	634,749,413	24,322,033
Repurchase agreements, at value	35,541,702	6,434,540	2,581,595	745,975	71,796,708	4,268,709
Total Investment Securities	147,478,769	21,659,677	11,068,912	6,882,288	706,546,121	28,590,742
Cash	—	—	—	—	10,357	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	7,204,875	1,794,531	203,356	413,522	27,910,931	2,078,539
Dividends and interest receivable	255,224	8,776	13,255	12,005	795,150	73,476
Receivable for investments sold	4,544,029	548,867	—	—	—	—
Due from counterparty	499,088	—	11,639	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	6,888	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	6,077,625	549,303	1,700,739	2,396,416	8,551,048	5,132,911
Prepaid licensing fees	—	—	877	1,070	—	—
Prepaid expenses	3,698	474	261	193	17,834	840
Total Assets	166,063,308	24,561,628	12,999,039	9,712,382	743,831,441	35,876,508
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	557,433	—	—	—	—
Payable for capital shares redeemed	4,502,346	—	—	—	—	—
Advisory fees payable	131,936	1,146	—	—	504,726	18,457
Management Services fees payable	14,823	2,048	667	—	65,897	3,424
Custodian fees payable	4,353	1,723	2,000	3,800	7,897	1,720
Administration fees payable	10,986	7,535	7,767	7,808	19,644	7,191
Trustee fees payable	1,146	128	78	58	5,149	241
Licensing fees payable	8,334	995	—	—	49,521	741
Professional fees payable	14,106	14,026	13,939	13,927	15,736	14,051
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	3,764,151	197,513	166,464	72,168	31,386,421	318,254
Other liabilities	29,789	2,826	1,679	1,537	80,165	5,743
Total Liabilities	8,481,970	785,373	192,594	99,298	32,135,156	369,822
NET ASSETS	$157,581,338	$23,776,255	$12,806,445	$9,613,084	$711,696,285	$35,506,686
NET ASSETS CONSIST OF:
Paid in Capital	$162,026,226	$23,120,666	$9,216,533	$5,828,664	$3,190,679,810	$38,870,891
Accumulated undistributed net investment income (loss)	345,307	(79,049)	11,616	(9,128)	1,410,760	38,783
Accumulated net realized gains (losses) on investments	22,162,292	(484,392)	1,756,736	1,221,050	(2,417,914,642)	(11,397,894)
Net unrealized appreciation (depreciation) on:
Investments	(29,265,961)	867,240	287,285	248,250	(39,644,270)	3,180,249
Futures contracts	—	—	—	—	—	—
Swap agreements	2,313,474	351,790	1,534,275	2,324,248	(22,835,373)	4,814,657
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$157,581,338	$23,776,255	$12,806,445	$9,613,084	$711,696,285	$35,506,686
Shares (unlimited number of shares authorized, no par value)	5,250,000	250,000	150,000	150,000	13,909,625	525,000
Net Asset Value	$30.02	$95.11	$85.38	$64.09	$51.17	$67.63

See accompanying notes to the financial statements.

176 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2012

	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors	Ultra Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$20,836,837	$253,330,782	$286,607,244	$3,953,186	$38,903,313	$78,805,530
Securities, at value	15,938,454	185,902,409	227,737,204	2,976,284	24,629,625	55,112,657
Repurchase agreements, at value	3,699,470	39,749,837	65,758,459	892,526	11,532,541	19,241,492
Total Investment Securities	19,637,924	225,652,246	293,495,663	3,868,810	36,162,166	74,354,149
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	560,525	17,408,816	27,860,185	—	698,853	9,096,987
Dividends and interest receivable	34,852	627,943	132,120	4,809	101,232	114,848
Receivable for investments sold	—	—	—	—	3,292	1,090
Due from counterparty	—	580,234	—	—	—	—
Receivable for capital shares issued	—	8,294,787	—	—	—	—
Receivable from Advisor	—	—	—	15,319	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	120,006	—	6,382,840	446,746	—	—
Prepaid licensing fees	398	—	—	4,938	—	—
Prepaid expenses	477	4,848	7,334	94	883	2,195
Total Assets	20,354,182	252,568,874	327,878,142	4,340,716	36,966,426	83,569,269
LIABILITIES:
Cash overdraft	2	—	—	—	—	—
Payable for investments purchased	—	8,370,761	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	19,678	151,762	255,607	—	15,521	52,924
Management Services fees payable	1,776	19,686	29,722	—	3,023	7,782
Custodian fees payable	3,200	7,903	7,028	1,300	674	5,500
Administration fees payable	7,682	12,457	14,617	7,901	7,245	8,777
Trustee fees payable	150	1,419	2,078	26	238	654
Licensing fees payable	—	10,132	18,359	—	504	4,257
Professional fees payable	13,954	13,974	14,313	13,913	13,960	14,367
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	381,491	17,215,747	838,737	45,179	4,206,680	301,308
Other liabilities	5,156	41,328	44,923	536	7,348	15,002
Total Liabilities	433,089	25,845,169	1,225,384	68,855	4,255,193	410,571
NET ASSETS	$19,921,093	$226,723,705	$326,652,758	$4,271,861	$32,711,233	$83,158,698
NET ASSETS CONSIST OF:
Paid in Capital	$15,305,550	$249,936,778	$174,171,818	$5,959,510	$54,264,369	$67,359,339
Accumulated undistributed net investment income (loss)	23,630	778,804	1,631,047	4,734	71,911	(95,758)
Accumulated net realized gains (losses) on investments	6,052,311	20,902,406	138,417,371	(2,009,574)	(14,677,220)	20,647,806
Net unrealized appreciation (depreciation) on:
Investments	(1,198,913)	(27,678,536)	6,888,419	(84,376)	(2,741,147)	(4,451,381)
Futures contracts	—	—	—	—	—	—
Swap agreements	(261,485)	(17,215,747)	5,544,103	401,567	(4,206,680)	(301,308)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$19,921,093	$226,723,705	$326,652,758	$4,271,861	$32,711,233	$83,158,698
Shares (unlimited number of shares authorized, no par value)	450,000	6,150,000	5,504,372	100,000	975,000	1,200,000
Net Asset Value	$44.27	$36.87	$59.34	$42.72	$33.55	$69.30

See accompanying notes to the financial statements.

May 31, 2012 :: Statements of Assets and Liabilities :: ProShares Trust :: 177

	Ultra Telecommunications	Ultra Utilities	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Europe	Ultra MSCI Pacific ex-Japan
ASSETS:
Securities and Repurchase Agreements, at cost	$3,028,275	$15,432,216	$8,112,906	$24,517,212	$2,197,718	$1,416,482
Securities, at value	426,999	10,704,482	1,244,152	3,596,106	644,046	92,653
Repurchase agreements, at value	2,601,779	5,170,222	6,868,754	20,921,106	1,553,672	1,323,829
Total Investment Securities	3,028,778	15,874,704	8,112,906	24,517,212	2,197,718	1,416,482
Cash	—	—	—	—	12	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	348,214	29,452	540,711	171,848	30,019	—
Dividends and interest receivable	10	83,590	25	5,568	6	5
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	23,065	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	12,916	1,952	951	—	11,936	12,335
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	149,145	464,960	227,249	308,870	50,705	60,432
Prepaid licensing fees	719	557	11,656	—	—	1,236
Prepaid expenses	64	387	203	526	56	57
Total Assets	3,539,846	16,478,667	8,893,701	25,004,024	2,290,452	1,490,547
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	50,241	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	6,289	—	—
Management Services fees payable	—	—	—	1,982	—	—
Custodian fees payable	600	830	148	995	142	50
Administration fees payable	7,911	7,604	4,598	4,296	4,735	4,740
Trustee fees payable	20	111	57	158	15	17
Licensing fees payable	—	—	—	12,841	2,786	—
Professional fees payable	13,905	13,970	13,948	13,989	13,907	13,911
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	142,142	—	838,006	3,494,818	138,011	257,985
Other liabilities	1,265	1,771	1,156	3,249	442	481
Total Liabilities	216,084	24,286	857,913	3,538,617	160,038	277,184
NET ASSETS	$3,323,762	$16,454,381	$8,035,788	$21,465,407	$2,130,414	$1,213,363
NET ASSETS CONSIST OF:
Paid in Capital	$3,343,296	$23,480,679	$8,975,644	$26,131,311	$2,573,730	$1,569,368
Accumulated undistributed net investment income (loss)	44,548	94,409	(44,952)	(133,737)	(13,623)	(14,467)
Accumulated net realized gains (losses) on investments	(71,588)	(8,028,155)	(284,147)	(1,346,219)	(342,387)	(143,985)
Net unrealized appreciation (depreciation) on:
Investments	503	442,488	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	7,003	464,960	(610,757)	(3,185,948)	(87,306)	(197,553)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$3,323,762	$16,454,381	$8,035,788	$21,465,407	$2,130,414	$1,213,363
Shares (unlimited number of shares authorized, no par value)	75,000	300,000	150,000	350,000	100,000	50,000
Net Asset Value	$44.32	$54.85	$53.57	$61.33	$21.30	$24.27

See accompanying notes to the financial statements.

178 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2012

	Ultra MSCI Brazil	Ultra FTSE China 25	Ultra MSCI Japan	Ultra MSCI Mexico Investable Market	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$10,482,521	$32,916,387	$14,449,136	$1,200,276	$567,283,297	$14,185,332
Securities, at value	814,352	4,593,155	1,871,650	103,337	460,088,398	9,097,242
Repurchase agreements, at value	9,668,169	28,323,232	12,577,486	1,096,939	117,740,486	5,305,502
Total Investment Securities	10,482,521	32,916,387	14,449,136	1,200,276	577,828,884	14,402,744
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	539,053	52,920
Segregated cash balances with custodian for swap agreements	4,161,962	344,067	4,023,059	80,059	2,520,088	31,993
Dividends and interest receivable	36	105	46	4	2,117,461	19
Receivable for investments sold	—	—	—	—	26,171,845	19,364
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	2,827,178	3,532,700
Receivable from Advisor	5,008	—	—	13,059	—	2,186
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	85,078	8,680
Unrealized appreciation on swap agreements	220,787	148,223	295,751	232,703	19,561,112	8,825,563
Prepaid licensing fees	1,236	—	—	1,236	—	3,430
Prepaid expenses	263	528	395	54	303	96
Total Assets	14,871,813	33,409,310	18,768,387	1,527,391	631,651,002	26,879,695
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	30,845,561	8,111,710
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	12,004	902	—	293,537	—
Management Services fees payable	—	2,286	1,552	—	43,590	—
Custodian fees payable	179	592	423	59	3,200	734
Administration fees payable	4,577	4,221	4,401	4,751	16,575	7,505
Trustee fees payable	76	181	121	11	89	36
Licensing fees payable	—	2,784	2,837	—	17,686	—
Professional fees payable	13,951	13,990	13,951	13,906	13,387	13,799
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	5,916,624	8,692,444	1,487,670	44,911	—	—
Other liabilities	1,785	5,258	4,545	317	29,560	1,134
Total Liabilities	5,937,192	8,733,760	1,516,402	63,955	31,263,185	8,134,918
NET ASSETS	$8,934,621	$24,675,550	$17,251,985	$1,463,436	$600,387,817	$18,744,777
NET ASSETS CONSIST OF:
Paid in Capital	$18,088,835	$36,249,501	$20,087,497	$1,361,915	$547,690,906	$9,451,594
Accumulated undistributed net investment income (loss)	(67,353)	(158,293)	(117,325)	(8,839)	92,421	(11,632)
Accumulated net realized gains (losses) on investments	(3,391,024)	(2,871,437)	(1,526,268)	(77,432)	22,095,553	247,941
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	10,545,587	217,412
Futures contracts	—	—	—	—	402,238	13,899
Swap agreements	(5,695,837)	(8,544,221)	(1,191,919)	187,792	19,561,112	8,825,563
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$8,934,621	$24,675,550	$17,251,985	$1,463,436	$600,387,817	$18,744,777
Shares (unlimited number of shares authorized, no par value)	600,000	600,000	350,000	50,000	10,550,000	250,000
Net Asset Value	$14.89	$41.13	$49.29	$29.27	$56.91	$74.98

See accompanying notes to the financial statements.

May 31, 2012 :: Statements of Assets and Liabilities :: ProShares Trust :: 179

	Ultra High Yield	Ultra Investment Grade Corporate	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$3,783,558	$1,497,822	$252,344,355	$254,846,721	$1,778,813,986	$32,782,204
Securities, at value	515,168	477,148	77,894,945	40,230,899	282,060,387	4,787,750
Repurchase agreements, at value	3,268,390	1,020,674	174,449,410	214,615,822	1,496,753,599	27,994,454
Total Investment Securities	3,783,558	1,497,822	252,344,355	254,846,721	1,778,813,986	32,782,204
Cash	11,929	7,157	83	—	444	10
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	2,106,300	2,884,800	16,262,708	235,171
Segregated cash balances with custodian for swap agreements	420,054	310,040	4,114,974	9,655,312	105,443,583	885,291
Dividends and interest receivable	12	4	634	776	5,403	101
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	23,232
Receivable for capital shares issued	—	—	—	14,059,735	—	—
Receivable from Advisor	8,594	9,389	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	202,020	77,544	557,124	7,338
Unrealized appreciation on swap agreements	59,530	685,160	4,972,460	4,390,663	26,584,399	776,377
Prepaid licensing fees	66	3,696	—	—	7,698	4,898
Prepaid expenses	82	45	3,430	5,116	35,085	583
Total Assets	4,283,825	2,513,313	263,744,256	285,920,667	1,927,710,430	34,715,205
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	12,321,630	—	—	—
Advisory fees payable	—	—	118,074	146,832	1,210,039	7,897
Management Services fees payable	—	—	19,088	22,040	161,336	2,726
Custodian fees payable	38	104	4,678	4,471	32,787	769
Administration fees payable	4,695	4,733	7,653	8,357	18,681	4,104
Trustee fees payable	25	14	1,190	1,611	10,989	183
Licensing fees payable	—	—	33,005	7,908	—	—
Professional fees payable	13,927	13,906	14,216	14,792	17,906	13,972
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	138,140	—	1,588,030	1,674,328	11,869,052	196,854
Other liabilities	422	353	23,824	38,598	150,650	5,657
Total Liabilities	157,247	19,110	14,131,388	1,918,937	13,471,440	232,162
NET ASSETS	$4,126,578	$2,494,203	$249,612,868	$284,001,730	$1,914,238,990	$34,483,043
NET ASSETS CONSIST OF:
Paid in Capital	$4,404,174	$1,821,640	$461,004,833	$462,530,823	$3,278,991,605	$79,035,804
Accumulated undistributed net investment income (loss)	(15,745)	(12,597)	(1,256,604)	(1,469,300)	(10,433,012)	(186,425)
Accumulated net realized gains (losses) on investments	(183,241)	—	(215,964,535)	(182,360,988)	(1,381,398,039)	(45,158,476)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	2,444,744	2,584,860	12,363,089	212,617
Swap agreements	(78,610)	685,160	3,384,430	2,716,335	14,715,347	579,523
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$4,126,578	$2,494,203	$249,612,868	$284,001,730	$1,914,238,990	$34,483,043
Shares (unlimited number of shares authorized, no par value)	100,000	50,000	9,000,000	7,575,000	50,251,429	1,200,000
Net Asset Value	$41.27	$49.88	$27.73	$37.49	$38.09	$28.74

See accompanying notes to the financial statements.

180 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2012

	Short SmallCap600	Short Russell2000	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort Russell3000
ASSETS:
Securities and Repurchase Agreements, at cost	$19,514,125	$424,106,391	$474,325,107	$283,184,268	$1,610,147,439	$1,683,157
Securities, at value	2,874,902	87,812,710	70,797,421	65,138,908	395,646,462	176,301
Repurchase agreements, at value	16,639,223	336,293,681	403,527,686	218,045,360	1,214,500,977	1,506,856
Total Investment Securities	19,514,125	424,106,391	474,325,107	283,184,268	1,610,147,439	1,683,157
Cash	—	—	1,590	136	888	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	7,211,250	4,338,740	2,160,595	20,300,085	—
Segregated cash balances with custodian for swap agreements	1,815,226	11,964,381	27,732,155	11,912,453	386,577,983	81,026
Dividends and interest receivable	60	1,216	1,492	808	4,401	6
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	23,667,528	—	15,227,968	—
Receivable from Advisor	—	—	—	—	—	11,082
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	112,147	407,800	59,976	697,132	—
Unrealized appreciation on swap agreements	442,789	16,404,002	34,988,601	5,889,080	42,492,225	48,056
Prepaid licensing fees	1,755	—	—	—	2,253	5,205
Prepaid expenses	349	6,702	11,204	5,407	37,895	27
Total Assets	21,774,304	459,806,089	565,474,217	303,212,723	2,075,488,269	1,828,559
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	8,589	245,313	326,144	178,440	1,264,487	—
Management Services fees payable	1,697	37,115	46,837	25,834	168,596	—
Custodian fees payable	718	7,372	25,986	5,704	31,625	66
Administration fees payable	4,361	11,384	12,895	9,124	18,868	4,750
Trustee fees payable	112	2,363	3,483	1,720	11,711	9
Licensing fees payable	—	153,318	95,850	12,787	—	—
Professional fees payable	13,859	15,157	14,356	13,960	14,878	13,900
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	7,034,342	11,840,617	133,396,679	67,067
Other liabilities	5,397	48,916	62,778	51,630	181,109	478
Total Liabilities	34,733	520,938	7,622,671	12,139,816	135,087,953	86,270
NET ASSETS	$21,739,571	$459,285,151	$557,851,546	$291,072,907	$1,940,400,316	$1,742,289
NET ASSETS CONSIST OF:
Paid in Capital	$51,496,756	$702,542,001	$1,995,431,189	$991,180,883	$6,027,281,203	$5,500,825
Accumulated undistributed net investment income (loss)	(128,282)	(2,265,106)	(3,164,626)	(1,605,301)	(10,150,809)	(9,319)
Accumulated net realized gains (losses) on investments	(30,071,692)	(262,658,799)	(1,467,501,715)	(694,841,535)	(4,003,790,152)	(3,730,206)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	5,263,053	5,132,439	2,290,397	17,964,528	—
Swap agreements	442,789	16,404,002	27,954,259	(5,951,537)	(90,904,454)	(19,011)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$21,739,571	$459,285,151	$557,851,546	$291,072,907	$1,940,400,316	$1,742,289
Shares (unlimited number of shares authorized, no par value)	900,000	16,350,000	15,807,771	5,098,767	113,475,000	29,991
Net Asset Value	$24.16	$28.09	$35.29	$57.09	$17.10	$58.09

See accompanying notes to the financial statements.

May 31, 2012 :: Statements of Assets and Liabilities :: ProShares Trust :: 181

	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short S&P500®
ASSETS:
Securities and Repurchase Agreements, at cost	$35,614,048	$17,780,297	$297,351,231	$126,929,805	$62,205,468	$353,867,737
Securities, at value	4,783,238	2,304,494	81,092,690	25,457,743	11,871,527	71,439,294
Repurchase agreements, at value	30,830,810	15,475,803	216,258,541	101,472,062	50,333,941	282,428,443
Total Investment Securities	35,614,048	17,780,297	297,351,231	126,929,805	62,205,468	353,867,737
Cash	45	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	337,681	—	4,217,780	1,187,620	513,855	4,928,732
Segregated cash balances with custodian for swap agreements	1,187,253	1,968,316	8,179,272	5,190,329	4,056,145	57,262,428
Dividends and interest receivable	112	56	796	379	188	1,039
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	7,417,996	2,693,193	—	37,229,283
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	9,813	—	65,377	109,888	13,965	187,371
Unrealized appreciation on swap agreements	2,868,138	1,632,784	11,771,774	7,821,508	6,485,025	35,903,267
Prepaid licensing fees	2,240	1,755	—	—	2,256	845
Prepaid expenses	503	220	4,721	2,646	1,623	11,781
Total Assets	40,019,833	21,383,428	329,008,947	143,935,368	73,278,525	489,392,483
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	4,740,554	—	—	—	—	21,782,530
Advisory fees payable	18,669	2,504	168,006	72,995	46,312	311,743
Management Services fees payable	3,534	1,730	27,060	11,311	6,853	41,565
Custodian fees payable	5,671	565	6,089	2,215	1,453	6,974
Administration fees payable	3,901	4,352	9,368	5,715	4,517	12,206
Trustee fees payable	206	74	1,613	850	480	3,236
Licensing fees payable	—	—	109,204	16,109	—	—
Professional fees payable	13,943	13,866	13,589	14,811	14,383	16,299
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	4,389,901	11,858,235	2,094,061	—
Other liabilities	6,442	2,351	56,378	11,374	8,060	37,775
Total Liabilities	4,792,920	25,442	4,781,208	11,993,615	2,176,119	22,212,328
NET ASSETS	$35,226,913	$21,357,986	$324,227,739	$131,941,753	$71,102,406	$467,180,155
NET ASSETS CONSIST OF:
Paid in Capital	$144,510,987	$64,423,435	$1,138,543,885	$239,230,126	$114,380,180	$1,008,499,995
Accumulated undistributed net investment income (loss)	(202,986)	(86,392)	(1,582,279)	(623,925)	(391,223)	(2,816,894)
Accumulated net realized gains (losses) on investments	(112,205,057)	(44,611,841)	(822,917,598)	(104,594,896)	(47,625,117)	(579,122,374)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	255,831	—	2,801,858	1,967,175	347,602	4,716,161
Swap agreements	2,868,138	1,632,784	7,381,873	(4,036,727)	4,390,964	35,903,267
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$35,226,913	$21,357,986	$324,227,739	$131,941,753	$71,102,406	$467,180,155
Shares (unlimited number of shares authorized, no par value)	1,068,613	618,674	9,466,518	2,449,651	3,150,000	8,579,628
Net Asset Value	$32.97	$34.52	$34.25	$53.86	$22.57	$54.45

See accompanying notes to the financial statements.

182 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2012

	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$7,063,311	$54,243,340	$1,727,156	$2,071,073	$1,470,321	$1,939,628
Securities, at value	839,813	12,948,400	171,740	195,909	124,491	179,401
Repurchase agreements, at value	6,223,498	41,294,940	1,555,416	1,875,164	1,345,830	1,760,227
Total Investment Securities	7,063,311	54,243,340	1,727,156	2,071,073	1,470,321	1,939,628
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	150,751	1,205,080	—	—	—	—
Segregated cash balances with custodian for swap agreements	3,270,752	5,035,752	15,546	208,803	133,883	243,927
Dividends and interest receivable	23	156	6	7	5	7
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	10,413,033	—	—	—	—
Receivable from Advisor	4,607	—	11,228	11,009	11,090	11,047
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	4,306	13,370	—	—	—	—
Unrealized appreciation on swap agreements	233,337	4,074,555	192,148	149,590	62,750	130,662
Prepaid licensing fees	—	—	—	—	777	500
Prepaid expenses	171	1,180	33	36	26	36
Total Assets	10,727,258	74,986,466	1,946,117	2,440,518	1,678,852	2,325,807
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	40,276	—	—	—	—
Management Services fees payable	—	5,788	—	—	—	—
Custodian fees payable	447	1,326	246	141	93	89
Administration fees payable	4,578	4,197	4,747	4,738	4,753	4,740
Trustee fees payable	56	336	11	13	9	12
Licensing fees payable	207	18,932	2,017	1,056	—	—
Professional fees payable	13,932	14,105	13,891	13,873	13,897	13,896
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	977,765	3,213,353	—	53,098	33,212	63,614
Other liabilities	1,228	7,288	638	518	428	579
Total Liabilities	998,213	3,305,601	21,550	73,437	52,392	82,930
NET ASSETS	$9,729,045	$71,680,865	$1,924,567	$2,367,081	$1,626,460	$2,242,877
NET ASSETS CONSIST OF:
Paid in Capital	$20,507,452	$132,554,472	$23,343,786	$30,288,936	$11,902,221	$19,941,615
Accumulated undistributed net investment income (loss)	(56,328)	(343,464)	(10,196)	(20,031)	(8,639)	(11,951)
Accumulated net realized gains (losses) on investments	(10,078,515)	(62,063,207)	(21,601,171)	(27,998,316)	(10,296,660)	(17,753,835)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	100,864	671,862	—	—	—	—
Swap agreements	(744,428)	861,202	192,148	96,492	29,538	67,048
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$9,729,045	$71,680,865	$1,924,567	$2,367,081	$1,626,460	$2,242,877
Shares (unlimited number of shares authorized, no par value)	174,963	1,319,932	75,000	37,479	37,463	56,218
Net Asset Value	$55.61	$54.31	$25.66	$63.16	$43.42	$39.90

See accompanying notes to the financial statements.

May 31, 2012 :: Statements of Assets and Liabilities :: ProShares Trust :: 183

	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate
ASSETS:
Securities and Repurchase Agreements, at cost	$5,002,210	$7,248,254	$6,614,517	$86,501,685	$7,388,534	$27,225,917
Securities, at value	602,943	676,600	866,966	12,553,760	1,452,947	3,850,416
Repurchase agreements, at value	4,399,267	6,571,654	5,747,551	73,947,925	5,935,587	23,375,501
Total Investment Securities	5,002,210	7,248,254	6,614,517	86,501,685	7,388,534	27,225,917
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	17,839	188,039	310,526	5,553,136	150,695	1,721,403
Dividends and interest receivable	16	24	21	269	22	85
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	2,545,441	—	—
Receivable from Advisor	8,940	6,731	6,177	—	6,989	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	224,358	1,152,925	933,111	7,296,373	842,594	804,195
Prepaid licensing fees	—	—	5,395	—	—	4,292
Prepaid expenses	85	172	136	1,433	140	628
Total Assets	5,253,448	8,596,145	7,869,883	101,898,337	8,388,974	29,756,520
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	42,531	—	4,533
Management Services fees payable	—	—	—	7,437	—	2,454
Custodian fees payable	174	335	152	2,399	270	540
Administration fees payable	4,680	4,591	4,600	4,693	4,616	4,173
Trustee fees payable	28	58	42	433	46	183
Licensing fees payable	1,766	3,882	—	4,221	576	—
Professional fees payable	13,899	13,865	13,927	13,643	13,912	13,988
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	73,638	103,801	—	—	—	233,061
Other liabilities	672	1,482	1,027	5,426	1,570	5,071
Total Liabilities	94,857	128,014	19,748	80,783	20,990	264,003
NET ASSETS	$5,158,591	$8,468,131	$7,850,135	$101,817,554	$8,367,984	$29,492,517
NET ASSETS CONSIST OF:
Paid in Capital	$34,218,072	$44,768,909	$9,688,537	$216,328,731	$15,551,865	$44,316,110
Accumulated undistributed net investment income (loss)	(27,451)	(72,367)	(43,014)	(547,022)	(40,342)	(194,815)
Accumulated net realized gains (losses) on investments	(29,182,750)	(37,277,535)	(2,728,499)	(121,260,528)	(7,986,133)	(15,199,912)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	150,720	1,049,124	933,111	7,296,373	842,594	571,134
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$5,158,591	$8,468,131	$7,850,135	$101,817,554	$8,367,984	$29,492,517
Shares (unlimited number of shares authorized, no par value)	131,196	269,978	200,000	3,000,000	225,000	950,000
Net Asset Value	$39.32	$31.37	$39.25	$33.94	$37.19	$31.04

See accompanying notes to the financial statements.

184 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2012

	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
ASSETS:
Securities and Repurchase Agreements, at cost	$4,717,711	$37,871,563	$4,703,524	$2,416,095	$8,094,140	$196,396,410
Securities, at value	560,031	4,056,210	402,878	310,731	955,071	52,209,982
Repurchase agreements, at value	4,157,680	33,815,353	4,300,646	2,105,364	7,139,069	144,186,428
Total Investment Securities	4,717,711	37,871,563	4,703,524	2,416,095	8,094,140	196,396,410
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	4,504,239	218,724	437,089	605,680	10,067,735
Dividends and interest receivable	15	125	16	8	26	536
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	14,292,541
Receivable from Advisor	6,339	—	7,923	10,706	9,175	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	45,816	9,027,304	742	27,877	3,515	39,686,221
Prepaid licensing fees	4,777	—	2,336	1,529	1,254	—
Prepaid expenses	116	882	91	44	145	4,207
Total Assets	4,774,774	51,404,113	4,933,356	2,893,348	8,713,935	260,447,650
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	—	144,670
Management Services fees payable	—	3,933	—	—	—	21,198
Custodian fees payable	331	1,326	49	131	260	6,161
Administration fees payable	4,642	3,744	4,692	4,728	4,622	8,176
Trustee fees payable	41	288	29	16	49	1,391
Licensing fees payable	—	1,139	—	—	—	10,281
Professional fees payable	13,864	13,720	13,928	13,874	13,846	13,608
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	12,493	—	441,514	83,647	1,079,987	—
Other liabilities	1,971	44,846	619	1,227	4,559	19,421
Total Liabilities	33,342	68,996	460,831	103,623	1,103,323	224,906
NET ASSETS	$4,741,432	$51,335,117	$4,472,525	$2,789,725	$7,610,612	$260,222,744
NET ASSETS CONSIST OF:
Paid in Capital	$15,278,047	$306,920,023	$7,349,157	$22,753,200	$96,564,222	$1,628,579,326
Accumulated undistributed net investment income (loss)	(41,934)	(300,929)	(17,717)	(19,130)	(52,942)	(1,580,053)
Accumulated net realized gains (losses) on investments	(10,528,004)	(264,311,281)	(2,418,143)	(19,888,575)	(87,824,196)	(1,406,462,750)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	33,323	9,027,304	(440,772)	(55,770)	(1,076,472)	39,686,221
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$4,741,432	$51,335,117	$4,472,525	$2,789,725	$7,610,612	$260,222,744
Shares (unlimited number of shares authorized, no par value)	100,000	2,789,819	200,000	150,000	149,870	5,379,330
Net Asset Value	$47.41	$18.40	$22.36	$18.60	$50.78	$48.37

See accompanying notes to the financial statements.

May 31, 2012 :: Statements of Assets and Liabilities :: ProShares Trust :: 185

	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$3,857,232	$5,621,330	$44,558,969	$141,831,745	$9,930,918	$14,245,705
Securities, at value	437,416	544,428	6,718,610	36,133,818	977,057	1,463,343
Repurchase agreements, at value	3,419,816	5,076,902	37,840,359	105,697,927	8,953,861	12,782,362
Total Investment Securities	3,857,232	5,621,330	44,558,969	141,831,745	9,930,918	14,245,705
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	292,604	234,861	11,447,317	7,374,092	1,275,361	1,017,551
Dividends and interest receivable	13	19	138	390	33	47
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	3,116	—	—	—	—	—
Receivable for capital shares issued	—	—	4,321,510	—	—	—
Receivable from Advisor	9,289	8,311	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	28,177	395,091	18,729,983	1,952,699	2,994,436	1,741,704
Prepaid licensing fees	1,421	1,342	—	—	783	745
Prepaid expenses	73	100	1,802	2,446	274	207
Total Assets	4,191,925	6,261,054	79,059,719	151,161,372	14,201,805	17,005,959
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	6,368,292	—	—	—
Advisory fees payable	—	—	34,454	27,774	—	—
Management Services fees payable	—	—	6,938	11,584	1,053	383
Custodian fees payable	96	292	1,877	4,344	305	233
Administration fees payable	4,702	4,659	4,542	5,784	4,464	4,394
Trustee fees payable	24	34	568	806	83	70
Licensing fees payable	—	—	3,131	6,614	—	—
Professional fees payable	13,916	13,887	14,084	13,672	13,888	13,897
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	101,553	—	—	12,007,208	—	—
Other liabilities	677	3,916	31,213	44,398	3,656	6,008
Total Liabilities	120,968	22,788	6,465,099	12,122,184	23,449	24,985
NET ASSETS	$4,070,957	$6,238,266	$72,594,620	$139,039,188	$14,178,356	$16,980,974
NET ASSETS CONSIST OF:
Paid in Capital	$19,157,124	$51,055,460	$315,186,677	$3,465,179,106	$80,433,663	$83,596,994
Accumulated undistributed net investment income (loss)	(18,884)	(32,878)	(471,261)	(733,661)	(81,848)	(70,773)
Accumulated net realized gains (losses) on investments	(14,993,907)	(45,179,407)	(260,850,779)	(3,315,351,748)	(69,167,895)	(68,286,951)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(73,376)	395,091	18,729,983	(10,054,509)	2,994,436	1,741,704
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$4,070,957	$6,238,266	$72,594,620	$139,039,188	$14,178,356	$16,980,974
Shares (unlimited number of shares authorized, no par value)	225,000	168,668	2,519,794	4,641,509	329,921	412,318
Net Asset Value	$18.09	$36.99	$28.81	$29.96	$42.98	$41.18

See accompanying notes to the financial statements.

186 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2012

	UltraShort Telecommunications	UltraShort Utilities	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 25	UltraShort MSCI EAFE
ASSETS:
Securities and Repurchase Agreements, at cost	$2,201,267	$3,340,757	$252,366,467	$286,055,886	$12,007,976	$23,482,490
Securities, at value	231,917	432,169	62,249,068	92,623,217	1,967,431	2,446,974
Repurchase agreements, at value	1,969,350	2,908,588	190,117,399	193,432,669	10,040,545	21,035,516
Total Investment Securities	2,201,267	3,340,757	252,366,467	286,055,886	12,007,976	23,482,490
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	210,884	161,280	3,804,045	13,895,228	—	982,608
Dividends and interest receivable	7	11	690	708	37	78
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	31,659,481	—	—
Receivable from Advisor	10,396	10,569	—	—	4,856	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	74,180	—	13,958,681	16,188,624	1,048,739	1,948,752
Prepaid licensing fees	788	1,480	—	—	3,038	5,041
Prepaid expenses	43	60	2,515	4,439	159	358
Total Assets	2,497,565	3,514,157	270,132,398	347,804,366	13,064,805	26,419,327
LIABILITIES:
Cash overdraft	—	—	—	4	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	133,231	199,536	—	9,504
Management Services fees payable	—	—	18,116	22,920	—	1,682
Custodian fees payable	60	260	4,156	4,007	233	424
Administration fees payable	4,734	4,719	7,414	8,530	4,594	4,364
Trustee fees payable	14	20	798	1,402	48	98
Licensing fees payable	—	—	39,078	25,346	—	—
Professional fees payable	13,908	13,907	13,936	14,386	13,912	13,853
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	35,292	405,488	14,322,933	29,335,215	1,650,231	2,413,067
Other liabilities	458	1,912	25,500	43,513	1,103	27,646
Total Liabilities	54,466	426,306	14,565,162	29,654,859	1,670,121	2,470,638
NET ASSETS	$2,443,099	$3,087,851	$255,567,236	$318,149,507	$11,394,684	$23,948,689
NET ASSETS CONSIST OF:
Paid in Capital	$9,411,316	$16,978,941	$331,476,422	$457,810,843	$13,390,584	$106,185,196
Accumulated undistributed net investment income (loss)	(12,909)	(17,107)	(1,060,739)	(1,268,355)	(54,343)	(115,208)
Accumulated net realized gains (losses) on investments	(6,994,196)	(13,468,495)	(74,484,195)	(125,246,390)	(1,340,065)	(81,656,984)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	38,888	(405,488)	(364,252)	(13,146,591)	(601,492)	(464,315)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$2,443,099	$3,087,851	$255,567,236	$318,149,507	$11,394,684	$23,948,689
Shares (unlimited number of shares authorized, no par value)	59,989	99,961	4,875,000	9,675,000	250,000	900,000
Net Asset Value	$40.73	$30.89	$52.42	$32.88	$45.58	$26.61

See accompanying notes to the financial statements.

May 31, 2012 :: Statements of Assets and Liabilities :: ProShares Trust :: 187

	UltraShort MSCI Emerging Markets	UltraShort MSCI Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE China 25	UltraShort MSCI Japan
ASSETS:
Securities and Repurchase Agreements, at cost	$87,294,272	$263,216,038	$2,534,876	$17,047,191	$160,788,222	$9,603,089
Securities, at value	26,807,373	86,899,898	308,127	1,413,336	34,553,266	1,150,672
Repurchase agreements, at value	60,486,899	176,316,140	2,226,749	15,633,855	126,234,956	8,452,417
Total Investment Securities	87,294,272	263,216,038	2,534,876	17,047,191	160,788,222	9,603,089
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	11,330,979	5,351,798	471,816	1,392,081	10,686,537	1,206,401
Dividends and interest receivable	222	645	8	58	466	31
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	4,915,014	20,760,074	—	—	—	—
Receivable from Advisor	—	—	11,804	—	—	3,828
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	14,481,988	4,704,830	—	2,757,936	37,455,958	1,045,382
Prepaid licensing fees	—	—	358	756	—	—
Prepaid expenses	1,439	2,358	38	238	3,954	116
Total Assets	118,023,914	294,035,743	3,018,900	21,198,260	208,935,137	11,858,847
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	75,911	95,365	—	—	108,402	—
Management Services fees payable	7,982	16,029	—	162	17,496	—
Custodian fees payable	1,827	2,240	62	257	2,736	322
Administration fees payable	4,849	6,890	4,737	4,410	7,263	4,553
Trustee fees payable	474	809	12	80	1,150	57
Licensing fees payable	3,781	8,245	—	—	66,595	18,523
Professional fees payable	13,882	14,563	13,904	13,908	14,552	13,865
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	10,749,306	15,015,260	501,089	1,964,729	3,942,846	259,446
Other liabilities	27,437	19,349	654	1,678	23,379	3,847
Total Liabilities	10,885,449	15,178,750	520,458	1,985,224	4,184,419	300,613
NET ASSETS	$107,138,465	$278,856,993	$2,498,442	$19,213,036	$204,750,718	$11,558,234
NET ASSETS CONSIST OF:
Paid in Capital	$733,170,930	$348,073,563	$7,567,806	$35,514,059	$835,800,330	$29,221,811
Accumulated undistributed net investment income (loss)	(440,912)	(746,197)	(11,867)	(76,704)	(952,607)	(73,115)
Accumulated net realized gains (losses) on investments	(629,324,235)	(58,159,943)	(4,556,408)	(17,017,526)	(663,610,117)	(18,376,398)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	3,732,682	(10,310,430)	(501,089)	793,207	33,513,112	785,936
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$107,138,465	$278,856,993	$2,498,442	$19,213,036	$204,750,718	$11,558,234
Shares (unlimited number of shares authorized, no par value)	3,269,744	5,949,847	49,992	224,951	6,794,589	300,000
Net Asset Value	$32.77	$46.87	$49.98	$85.41	$30.13	$38.53

See accompanying notes to the financial statements.

188 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2012

	UltraShort MSCI Mexico Investable Market	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$2,560,772	$14,981,434	$975,343,856	$41,166,495	$3,549,568	$5,064,106
Securities, at value	228,251	2,353,789	238,042,295	9,580,593	1,122,677	767,662
Repurchase agreements, at value	2,332,521	12,627,645	737,301,561	31,585,902	2,426,891	4,296,444
Total Investment Securities	2,560,772	14,981,434	975,343,856	41,166,495	3,549,568	5,064,106
Cash	—	—	—	11,929	7,157	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	457,379	—	—	—
Segregated cash balances with custodian for swap agreements	286,471	660,040	35,837,484	5,360,317	260,021	—
Dividends and interest receivable	9	45	2,692	114	9	16
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	15,951,341	3,644,300	—	—
Receivable from Advisor	12,712	499	—	—	10,902	7,860
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	105,923	—	—	87,317	—	—
Prepaid licensing fees	703	3,080	—	6,039	4,475	5,150
Prepaid expenses	34	359	17,259	893	65	97
Total Assets	2,966,624	15,645,457	1,027,610,011	50,277,404	3,832,197	5,077,229
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	639,931	6,889	—	—
Management Services fees payable	—	—	73,916	2,927	—	—
Custodian fees payable	42	510	10,401	736	94	42
Administration fees payable	4,742	4,442	15,609	4,056	4,712	4,681
Trustee fees payable	11	104	5,327	136	20	29
Licensing fees payable	—	—	119,654	—	—	—
Professional fees payable	13,900	13,982	18,499	13,902	13,914	13,924
Payable for variation margin on futures contracts	—	—	76,960	—	—	—
Unrealized depreciation on swap agreements	668,240	909,695	178,270,484	2,875,653	381,701	171,745
Other liabilities	527	959	63,379	2,585	299	383
Total Liabilities	687,462	929,692	179,294,160	2,906,884	400,740	190,804
NET ASSETS	$2,279,162	$14,715,765	$848,315,851	$47,370,520	$3,431,457	$4,886,425
NET ASSETS CONSIST OF:
Paid in Capital	$15,080,029	$17,087,302	$1,292,924,343	$52,412,648	$3,936,175	$5,775,334
Accumulated undistributed net investment income (loss)	(11,088)	(93,713)	(4,133,415)	(179,875)	(16,838)	(23,291)
Accumulated net realized gains (losses) on investments	(12,227,462)	(1,368,129)	(261,900,603)	(2,073,917)	(106,179)	(693,873)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	(303,990)	—	—	—
Swap agreements	(562,317)	(909,695)	(178,270,484)	(2,788,336)	(381,701)	(171,745)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$2,279,162	$14,715,765	$848,315,851	$47,370,520	$3,431,457	$4,886,425
Shares (unlimited number of shares authorized, no par value)	49,986	450,000	29,250,000	1,300,000	100,000	150,000
Net Asset Value	$45.60	$32.70	$29.00	$36.44	$34.31	$32.58

See accompanying notes to the financial statements.

May 31, 2012 :: Statements of Assets and Liabilities :: ProShares Trust :: 189

	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS	UltraPro Short 20+ Year Treasury	Credit Suisse 130/30	Hedge Replication ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$375,797,951	$3,950,150,003	$4,834,410	$7,516,325	$76,120,101	$16,518,231
Securities, at value	100,421,618	734,155,829	1,258,853	714,352	72,924,622	14,296,028
Repurchase agreements, at value	275,376,333	3,215,994,174	3,575,557	6,801,973	3,578,821	2,022,749
Total Investment Securities	375,797,951	3,950,150,003	4,834,410	7,516,325	76,503,443	16,318,777
Cash	—	—	—	—	226,726	3,457
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	216,810	3,073,138	—	—	—	41,333
Segregated cash balances with custodian for swap agreements	6,144,536	123,233,228	—	—	—	1,120,046
Dividends and interest receivable	1,001	11,828	13	25	200,089	19,756
Receivable for investments sold	—	—	—	—	879	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	140,702,068	—	309	—	—
Receivable from Advisor	—	—	9,907	12,598	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	638
Unrealized appreciation on swap agreements	—	—	—	—	1,059,672	183,558
Prepaid licensing fees	—	—	5,439	—	—	—
Prepaid expenses	6,764	70,565	253	48	1,678	319
Total Assets	382,167,062	4,217,240,830	4,850,022	7,529,305	77,992,487	17,687,884
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	1,241,891	—	872,690	—	—
Advisory fees payable	261,806	2,098,902	—	—	30,201	18,070
Management Services fees payable	28,882	279,850	—	—	6,677	1,422
Custodian fees payable	6,013	52,419	67	231	9,107	7,995
Administration fees payable	9,737	21,705	4,698	349	8,293	2,563
Trustee fees payable	2,038	20,955	25	20	487	91
Licensing fees payable	66,706	530,440	—	9,554	10,369	2,302
Professional fees payable	14,793	24,012	13,930	16,613	14,154	13,963
Payable for variation margin on futures contracts	34,219	520,975	—	—	—	—
Unrealized depreciation on swap agreements	46,255,989	1,037,202,741	788,543	1,515,161	608,327	489,864
Other liabilities	25,237	428,673	441	5,513	11,082	99
Total Liabilities	46,705,420	1,042,422,563	807,704	2,420,131	698,697	536,369
NET ASSETS	$335,461,642	$3,174,818,267	$4,042,318	$5,109,174	$77,293,790	$17,151,515
NET ASSETS CONSIST OF:
Paid in Capital	$598,178,955	$7,923,292,283	$5,402,715	$6,639,124	$71,827,483	$17,557,797
Accumulated undistributed net investment income (loss)	(1,936,362)	(16,289,747)	(12,816)	(6,280)	358,507	(26,919)
Accumulated net realized gains (losses) on investments	(214,365,088)	(3,692,935,137)	(559,038)	(8,509)	4,273,113	44,797
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	383,342	(199,454)
Futures contracts	(159,874)	(2,046,391)	—	—	—	81,600
Swap agreements	(46,255,989)	(1,037,202,741)	(788,543)	(1,515,161)	451,345	(306,306)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$335,461,642	$3,174,818,267	$4,042,318	$5,109,174	$77,293,790	$17,151,515
Shares (unlimited number of shares authorized, no par value)	11,925,000	204,000,000	150,000	300,001	1,300,000	450,000
Net Asset Value	$28.13	$15.56	$26.95	$17.03	$59.46	$38.11

See accompanying notes to the financial statements.

190 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2012

	RAFI® Long/Short	German Sovereign / Sub-Sovereign ETF	USD Covered Bond	30 Year TIPS/TSY Spread	UltraPro 10 Year TIPS/TSY Spread	Short 30 Year TIPS/TSY Spread
ASSETS:
Securities and Repurchase Agreements, at cost	$16,701,792	$3,932,033	$12,947,839	$3,302,203	$3,740,238	$3,814,218
Securities, at value	13,378,514	3,857,617	12,899,246	3,423,130	3,420,329	3,505,623
Repurchase agreements, at value	1,844,133	6,468	68,044	123,841	423,862	623,969
Total Investment Securities	15,222,647	3,864,085	12,967,290	3,546,971	3,844,191	4,129,592
Cash	—	93,642	—	—	—	—
Foreign cash	—	148 †	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	570,000	290,000	—
Dividends and interest receivable	35,122	60,038	54,994	7,169	1,502	30,160
Receivable for investments sold	—	10,399	—	79,288	—	142,167
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	11,810	31,539	4,799	6,634	4,623
Reclaims receivable	—	—	2,470	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	41,056	—	—	53,400	353,048	205,349
Prepaid licensing fees	5,640	15,818	—	—	—	—
Prepaid expenses	291	78	—	76	78	70
Total Assets	15,304,756	4,056,018	13,056,293	4,261,703	4,495,453	4,511,961
LIABILITIES:
Cash overdraft	—	—	926	—	—	—
Payable for investments purchased	—	77,776	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	5,042	—	—	—	—	—
Management Services fees payable	1,224	—	—	—	—	—
Custodian fees payable	2,273	1,841	500	114	199	50
Administration fees payable	7,806	430	544	418	416	424
Trustee fees payable	86	24	77	24	23	23
Licensing fees payable	—	—	7,951	957	4,086	957
Professional fees payable	13,946	15,635	17,560	17,420	17,425	17,423
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	863,883	—	—	387,653	604,822	400,020
Other liabilities	1,987	5,235	6,150	3,375	3,498	3,371
Total Liabilities	896,247	100,941	33,708	409,961	630,469	422,268
NET ASSETS	$14,408,509	$3,955,077	$13,022,585	$3,851,742	$3,864,984	$4,089,693
NET ASSETS CONSIST OF:
Paid in Capital	$16,908,576	$4,016,040	$13,000,100	$4,004,040	$4,003,790	$4,004,040
Accumulated undistributed net investment income (loss)	26,934	3,583	3,034	44,189	37,565	15,908
Accumulated net realized gains (losses) on investments	(225,029)	6,596	—	(107,002)	(28,550)	(50,958)
Net unrealized appreciation (depreciation) on:
Investments	(1,479,145)	(67,948)	19,451	244,768	103,953	315,374
Futures contracts	—	—	—	—	—	—
Swap agreements	(822,827)	—	—	(334,253)	(251,774)	(194,671)
Translation of assets and liabilities denominated in foreign currencies	—	(3,194)	—	—	—	—
NET ASSETS	$14,408,509	$3,955,077	$13,022,585	$3,851,742	$3,864,984	$4,089,693
Shares (unlimited number of shares authorized, no par value)	400,000	100,001	130,001	100,001	100,001	100,001
Net Asset Value	$36.02	$39.55	$100.17	$38.52	$38.65	$40.90

†Cost of $148.

See accompanying notes to the financial statements.

May 31, 2012 :: Statements of Assets and Liabilities :: ProShares Trust :: 191

UltraPro Short 10 Year TIPS/TSY Spread
ASSETS:
Securities and Repurchase Agreements, at cost	$3,547,389
Securities, at value	3,527,012
Repurchase agreements, at value	153,876
Total Investment Securities	3,680,888
Cash	—
Foreign cash	—
Segregated cash balances with brokers for futures contracts	5,940
Segregated cash balances with custodian for swap agreements	480,000
Dividends and interest receivable	3,118
Receivable for investments sold	—
Due from counterparty	—
Receivable for capital shares issued	—
Receivable from Advisor	6,713
Reclaims receivable	—
Receivable for variation margin on futures contracts	938
Unrealized appreciation on swap agreements	465,665
Prepaid licensing fees	—
Prepaid expenses	73
Total Assets	4,643,335
LIABILITIES:
Cash overdraft	—
Payable for investments purchased	—
Payable for capital shares redeemed	—
Advisory fees payable	—
Management Services fees payable	—
Custodian fees payable	284
Administration fees payable	426
Trustee fees payable	23
Licensing fees payable	4,086
Professional fees payable	17,425
Payable for variation margin on futures contracts	—
Unrealized depreciation on swap agreements	537,678
Other liabilities	3,499
Total Liabilities	563,421
NET ASSETS	$4,079,914
NET ASSETS CONSIST OF:
Paid in Capital	$4,003,790
Accumulated undistributed net investment income (loss)	7,973
Accumulated net realized gains (losses) on investments	2,233
Net unrealized appreciation (depreciation) on:
Investments	133,499
Futures contracts	4,432
Swap agreements	(72,013)
Translation of assets and liabilities denominated in foreign currencies	—
NET ASSETS	$4,079,914
Shares (unlimited number of shares authorized, no par value)	100,001
Net Asset Value	$40.80

See accompanying notes to the financial statements.

192 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2012

Statements of Operations

For the Periods Ended May 31, 2012 :: Statements of Operations :: ProShares Trust :: 193

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra Russell3000	Ultra MidCap400	Ultra SmallCap600
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$3,617,127	$3,648,508	$22,898,086	$35,668	$1,005,607	$289,293
Interest	103,290	45,555	157,888	1,361	18,563	2,807
Foreign withholding tax on dividends	—	—	(1,058)	(22)	—	—
Total Investment Income	3,720,417	3,694,063	23,054,916	37,007	1,024,170	292,100
EXPENSES:
Advisory fees (Note 4)	5,140,839	2,049,852	11,740,906	51,377	1,055,188	258,652
Management Services fees (Note 4)	685,438	273,311	1,565,438	6,850	140,690	34,487
Professional fees	41,371	21,593	49,729	16,799	18,611	17,261
Administration fees (Note 5)	223,743	158,984	271,363	103,918	122,435	91,006
Custodian fees (Note 6)	78,721	27,098	363,929	272,634	39,122	13,694
Printing and Shareholder reports	2,346	13,958	23,555	296	4,140	3,265
Licensing fees	709,479	121,467	15,000	12,220	12,500	12,500
Trustees fees (Note 7)	17,253	6,827	39,966	165	3,450	839
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	45,674	19,280	93,892	3,828	10,106	5,490
Total Gross Expenses before fees waived and/or reimbursed	6,944,864	2,692,370	14,163,778	468,087	1,406,242	437,194
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(441,792)	(100,105)	—	(403,123)	(72,040)	(110,351)
Total Net Expenses	6,503,072	2,592,265	14,163,778	64,964	1,334,202	326,843
Net Investment Income (Loss)	(2,782,655)	1,101,798	8,891,138	(27,957)	(310,032)	(34,743)
NET REALIZED GAIN (LOSS) ON:
Investments	(4,801,398)	21,311	(4,023,042)	(308,407)	(1,562,542)	929,213
Futures contracts	9,375,268	68,420	(431,149)	—	(2,389,793)	—
Swap agreements	195,215,614	65,569,363	228,887,009	1,214,389	10,367,667	4,621,742
In-kind redemptions of investments	53,893,927	14,203,037	155,829,464	206,478	250,210	1,579,164
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	253,683,411	79,862,131	380,262,282	1,112,460	6,665,542	7,130,119
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(25,826,547)	(8,041,959)	(153,418,229)	(328,249)	(6,129,654)	(3,349,424)
Futures contracts	(10,920,337)	(3,297,081)	(7,193,119)	—	(791,178)	—
Swap agreements	(134,327,615)	(63,050,000)	(255,251,322)	(691,680)	(22,390,921)	(11,849,868)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(171,074,499)	(74,389,040)	(415,862,670)	(1,019,929)	(29,311,753)	(15,199,292)
Net realized and unrealized gain (loss)	82,608,912	5,473,091	(35,600,388)	92,531	(22,646,211)	(8,069,173)
Change in Net Assets Resulting from Operations	$79,826,257	$6,574,889	$(26,709,250)	$64,574	$(22,956,243)	$(8,103,916)

See accompanying notes to the financial statements.

194 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2012

	Ultra Russell2000	UltraPro QQQ®	UltraPro Dow30SM	UltraPro S&P500®	UltraPro MidCap400	UltraPro Russell2000
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$1,957,617	$1,024,817	$837,390	$3,469,383	$160,353	$713,173
Interest	38,375	20,121	9,351	38,411	5,348	11,454
Foreign withholding tax on dividends	(2,330)	—	—	(245)	—	(884)
Total Investment Income	1,993,662	1,044,938	846,741	3,507,549	165,701	723,743
EXPENSES:
Advisory fees (Note 4)	1,750,761	1,322,947	447,314	2,257,233	247,810	632,967
Management Services fees (Note 4)	233,432	176,391	59,641	300,961	33,041	84,395
Professional fees	22,631	19,468	17,293	22,074	16,681	17,696
Administration fees (Note 5)	154,991	133,264	89,804	166,871	90,813	108,974
Custodian fees (Note 6)	450,493	48,265	10,708	217,721	52,996	244,966
Printing and Shareholder reports	989	1,546	2,521	4,185	154	255
Licensing fees	209,588	189,966	34,266	12,500	12,500	69,681
Trustees fees (Note 7)	6,822	4,329	1,488	7,136	808	2,153
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	19,743	10,659	6,005	15,603	5,194	9,257
Total Gross Expenses before fees waived and/or reimbursed	2,849,450	1,906,835	669,040	3,004,284	459,997	1,170,344
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(636,656)	(232,512)	(103,136)	(150,068)	(146,861)	(370,002)
Total Net Expenses	2,212,794	1,674,323	565,904	2,854,216	313,136	800,342
Net Investment Income (Loss)	(219,132)	(629,385)	280,837	653,333	(147,435)	(76,599)
NET REALIZED GAIN (LOSS) ON:
Investments	(6,056,935)	(3,701,960)	(769,652)	(14,086,498)	(1,578,611)	(2,775,394)
Futures contracts	(980,951)	3,814,538	746,053	3,173,089	(719,883)	592,850
Swap agreements	20,783,059	54,107,422	8,344,638	84,315,914	9,586,939	1,341,326
In-kind redemptions of investments	11,709,871	9,142,178	3,280,792	(15,299,413)	1,901,327	(266,252)
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	25,455,044	63,362,178	11,601,831	58,103,092	9,189,772	(1,107,470)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(19,406,894)	(6,835,722)	(1,512,191)	(6,830)	(3,274,344)	(1,126,431)
Futures contracts	(3,138,364)	(2,347,305)	(513,809)	(3,676,948)	(436,011)	(1,255,706)
Swap agreements	(69,373,591)	(15,467,836)	(4,060,895)	(63,425,242)	(15,529,125)	(11,695,579)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(91,918,849)	(24,650,863)	(6,086,895)	(67,109,020)	(19,239,480)	(14,077,716)
Net realized and unrealized gain (loss)	(66,463,805)	38,711,315	5,514,936	(9,005,928)	(10,049,708)	(15,185,186)
Change in Net Assets Resulting from Operations	$(66,682,937)	$38,081,930	$5,795,773	$(8,352,595)	$(10,197,143)	$(15,261,785)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2012 :: Statements of Operations :: ProShares Trust :: 195

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$92,310	$144,792	$82,389	$56,501	$140,966	$67,820
Interest	1,010	1,704	1,083	2,539	1,563	2,598
Foreign withholding tax on dividends	(145)	(78)	(7)	(24)	(167)	(57)
Total Investment Income	93,175	146,418	83,465	59,016	142,362	70,361
EXPENSES:
Advisory fees (Note 4)	51,981	111,392	52,041	104,844	90,746	140,177
Management Services fees (Note 4)	6,931	14,852	6,939	13,979	12,099	18,690
Professional fees	16,797	16,949	16,790	16,931	16,932	16,965
Administration fees (Note 5)	98,103	95,881	97,567	95,585	99,557	97,264
Custodian fees (Note 6)	22,087	14,799	28,176	35,716	88,551	67,297
Printing and Shareholder reports	1,353	1,878	1,402	2,174	2,230	1,949
Licensing fees	12,660	15,584	12,451	14,661	9,535	18,413
Trustees fees (Note 7)	170	375	171	346	333	451
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,041	4,322	3,908	4,227	4,318	4,592
Total Gross Expenses before fees waived and/or reimbursed	214,123	276,032	219,445	288,463	324,301	365,798
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(148,426)	(135,170)	(153,679)	(156,037)	(209,689)	(188,712)
Total Net Expenses	65,697	140,862	65,766	132,426	114,612	177,086
Net Investment Income (Loss)	27,478	5,556	17,699	(73,410)	27,750	(106,725)
NET REALIZED GAIN (LOSS) ON:
Investments	290,041	53,424	42,910	274,179	131,952	1,724,890
Futures contracts	—	—	—	—	—	—
Swap agreements	(186,788)	1,666,048	1,731,631	(696,873)	(424,852)	880,106
In-kind redemptions of investments	826,817	1,362,914	254,356	1,013,929	96,063	2,417,053
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	930,070	3,082,386	2,028,897	591,235	(196,837)	5,022,049
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(1,276,641)	(1,299,448)	(530,305)	(2,250,839)	(1,278,257)	(5,849,790)
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,229,804)	(2,203,694)	(3,088,153)	(4,154,240)	(3,404,691)	(5,583,097)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(2,506,445)	(3,503,142)	(3,618,458)	(6,405,079)	(4,682,948)	(11,432,887)
Net realized and unrealized gain (loss)	(1,576,375)	(420,756)	(1,589,561)	(5,813,844)	(4,879,785)	(6,410,838)
Change in Net Assets Resulting from Operations	$(1,548,897)	$(415,200)	$(1,571,862)	$(5,887,254)	$(4,852,035)	$(6,517,563)

See accompanying notes to the financial statements.

196 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2012

	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$3,176,092	$45,315	$191,562	$68,978	$12,524,831	$650,275
Interest	24,615	2,573	1,321	1,115	71,788	1,679
Foreign withholding tax on dividends	(100,244)	—	—	—	(6,155)	—
Total Investment Income	3,100,463	47,888	192,883	70,093	12,590,464	651,954
EXPENSES:
Advisory fees (Note 4)	1,809,666	153,573	96,029	76,701	6,335,481	301,573
Management Services fees (Note 4)	241,286	20,476	12,804	10,227	844,722	40,209
Professional fees	25,750	16,549	16,948	16,892	46,349	17,588
Administration fees (Note 5)	151,405	92,518	94,422	95,131	240,275	87,582
Custodian fees (Note 6)	29,814	15,861	10,719	23,038	125,552	9,509
Printing and Shareholder reports	10,650	4,413	1,384	1,650	82,306	8,453
Licensing fees	109,891	30,712	14,841	13,837	333,532	26,060
Trustees fees (Note 7)	6,084	478	321	255	22,270	996
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	18,728	5,046	4,406	4,175	64,855	5,857
Total Gross Expenses before fees waived and/or reimbursed	2,403,274	339,626	251,874	241,906	8,095,342	497,827
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(118,555)	(145,468)	(130,420)	(144,913)	(89,985)	(116,534)
Total Net Expenses	2,284,719	194,158	121,454	96,993	8,005,357	381,293
Net Investment Income (Loss)	815,744	(146,270)	71,429	(26,900)	4,585,107	270,661
NET REALIZED GAIN (LOSS) ON:
Investments	(9,913,347)	(654,878)	(17,743)	(243,193)	(35,690,100)	(1,787,040)
Futures contracts	—	—	—	—	—	—
Swap agreements	(66,993,461)	37,365	583,849	(665,271)	(39,834,267)	1,217,102
In-kind redemptions of investments	7,277,291	(1,173,345)	742,897	—	51,493,420	1,066,392
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(69,629,517)	(1,790,858)	1,309,003	(908,464)	(24,030,947)	496,454
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(34,693,344)	(27,624)	(414,806)	(289,405)	(83,192,121)	(1,095,930)
Futures contracts	—	—	—	—	—	—
Swap agreements	(36,971,724)	(1,262,859)	(653,500)	1,218,824	(151,644,591)	(3,356,717)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(71,665,068)	(1,290,483)	(1,068,306)	929,419	(234,836,712)	(4,452,647)
Net realized and unrealized gain (loss)	(141,294,585)	(3,081,341)	240,697	20,955	(258,867,659)	(3,956,193)
Change in Net Assets Resulting from Operations	$(140,478,841)	$(3,227,611)	$312,126	$(5,945)	$(254,282,552)	$(3,685,532)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2012 :: Statements of Operations :: ProShares Trust :: 197

	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors	Ultra Technology
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$370,113	$3,060,236	$7,710,213	$60,862	$489,621	$601,269
Interest	3,233	30,652	34,824	472	6,640	11,981
Foreign withholding tax on dividends	—	(785)	(12,201)	—	—	—
Total Investment Income	373,346	3,090,103	7,732,836	61,334	496,261	613,250
EXPENSES:
Advisory fees (Note 4)	216,148	2,105,181	2,894,870	29,919	339,654	754,737
Management Services fees (Note 4)	28,819	280,688	385,979	3,989	45,287	100,631
Professional fees	17,118	30,185	25,872	16,181	17,556	18,876
Administration fees (Note 5)	90,939	160,972	182,152	96,592	86,021	110,010
Custodian fees (Note 6)	18,195	53,946	40,296	6,887	10,306	36,241
Printing and Shareholder reports	2,291	25,358	14,680	652	5,661	12,387
Licensing fees	21,552	126,517	168,428	11,596	28,819	52,121
Trustees fees (Note 7)	696	7,246	9,496	116	1,216	2,748
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,907	21,899	28,729	3,831	6,537	10,227
Total Gross Expenses before fees waived and/or reimbursed	400,665	2,811,992	3,750,502	169,763	541,057	1,097,978
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(127,545)	(152,214)	(91,258)	(131,928)	(111,799)	(143,436)
Total Net Expenses	273,120	2,659,778	3,659,244	37,835	429,258	954,542
Net Investment Income (Loss)	100,226	430,325	4,073,592	23,499	67,003	(341,292)
NET REALIZED GAIN (LOSS) ON:
Investments	(366,345)	(1,297,475)	131,236	(318,097)	(345,338)	(219,286)
Futures contracts	—	—	—	—	—	—
Swap agreements	(826,622)	69,348,520	81,575,441	(371,200)	8,215,390	23,357,875
In-kind redemptions of investments	691,201	26,563,751	19,880,626	119,297	1,915,327	6,594,880
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(501,766)	94,614,796	101,587,303	(570,000)	9,785,379	29,733,469
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(2,882,858)	(43,294,390)	(31,534,478)	(30,346)	(2,775,401)	(6,631,776)
Futures contracts	—	—	—	—	—	—
Swap agreements	(4,476,650)	(144,904,036)	(124,450,944)	211,337	(17,851,574)	(22,297,437)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(7,359,508)	(188,198,426)	(155,985,422)	180,991	(20,626,975)	(28,929,213)
Net realized and unrealized gain (loss)	(7,861,274)	(93,583,630)	(54,398,119)	(389,009)	(10,841,596)	804,256
Change in Net Assets Resulting from Operations	$(7,761,048)	$(93,153,305)	$(50,324,527)	$(365,510)	$(10,774,593)	$462,964

See accompanying notes to the financial statements.

198 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2012

	Ultra Telecommunications	Ultra Utilities	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Europe	Ultra MSCI Pacific ex-Japan
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$55,371	$453,664	$—	$31,929	$—	$—
Interest	716	2,000	2,797	8,845	825	963
Foreign withholding tax on dividends	—	—	—	(170)	—	—
Total Investment Income	56,087	455,664	2,797	40,604	825	963
EXPENSES:
Advisory fees (Note 4)	30,122	122,421	58,868	193,322	21,051	22,453
Management Services fees (Note 4)	4,016	16,323	7,849	25,776	2,807	2,994
Professional fees	16,748	17,058	16,854	17,247	16,204	16,210
Administration fees (Note 5)	96,231	93,330	57,652	62,763	59,183	59,135
Custodian fees (Note 6)	3,349	4,497	910	3,443	644	353
Printing and Shareholder reports	1,018	2,334	1,042	2,659	547	625
Licensing fees	11,579	16,329	16,224	30,756	35,000	35,000
Trustees fees (Note 7)	93	436	201	683	68	76
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,771	4,592	4,219	5,437	3,700	3,706
Total Gross Expenses before fees waived and/or reimbursed	166,927	277,320	163,819	342,086	139,204	140,552
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(128,886)	(122,428)	(89,487)	(98,008)	(112,639)	(112,195)
Total Net Expenses	38,041	154,892	74,332	244,078	26,565	28,357
Net Investment Income (Loss)	18,046	300,772	(71,535)	(203,474)	(25,740)	(27,394)
NET REALIZED GAIN (LOSS) ON:
Investments	(172,148)	269,703	—	(255,705)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	172,114	3,694,752	(1,804,430)	(5,607,890)	(882,363)	151,061
In-kind redemptions of investments	869,074	854,521	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	869,040	4,818,976	(1,804,430)	(5,863,595)	(882,363)	151,061
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(917,016)	(834,398)	—	(25,198)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,720,321)	(2,371,609)	(3,036,274)	(9,725,382)	(1,198,718)	(1,521,857)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(2,637,337)	(3,206,007)	(3,036,274)	(9,750,580)	(1,198,718)	(1,521,857)
Net realized and unrealized gain (loss)	(1,768,297)	1,612,969	(4,840,704)	(15,614,175)	(2,081,081)	(1,370,796)
Change in Net Assets Resulting from Operations	$(1,750,251)	$1,913,741	$(4,912,239)	$(15,817,649)	$(2,106,821)	$(1,398,190)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2012 :: Statements of Operations :: ProShares Trust :: 199

	Ultra MSCI Brazil	Ultra FTSE China 25	Ultra MSCI Japan	Ultra MSCI Mexico Investable Market	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	4,882	12,096	7,260	468	1,352,144	195,019
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	4,882	12,096	7,260	468	1,352,144	195,019
EXPENSES:
Advisory fees (Note 4)	101,072	234,114	206,899	12,673	903,969	147,890
Management Services fees (Note 4)	13,476	31,215	27,586	1,690	120,528	19,719
Professional fees	16,414	17,147	16,989	16,186	17,410	16,353
Administration fees (Note 5)	56,531	51,844	52,743	59,460	112,579	91,186
Custodian fees (Note 6)	1,253	3,037	2,573	237	17,136	6,819
Printing and Shareholder reports	1,748	847	2,251	579	9,350	449
Licensing fees	35,000	34,910	60,000	35,000	55,199	17,395
Trustees fees (Note 7)	334	777	526	43	1,755	429
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,492	5,630	4,015	3,642	34,527	4,186
Total Gross Expenses before fees waived and/or reimbursed	230,320	379,521	373,582	129,510	1,272,453	304,426
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(102,786)	(84,026)	(112,183)	(113,496)	(127,716)	(117,254)
Total Net Expenses	127,534	295,495	261,399	16,014	1,144,737	187,172
Net Investment Income (Loss)	(122,652)	(283,399)	(254,139)	(15,546)	207,407	7,847
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	3,944,175	583,453
Futures contracts	—	—	—	—	561,696	174,945
Swap agreements	(3,002,941)	(3,482,223)	(344,591)	(187,206)	15,144,581	774,409
In-kind redemptions of investments	—	—	—	—	676,231	(527,200)
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(3,002,941)	(3,482,223)	(344,591)	(187,206)	20,326,683	1,005,607
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	10,498,115	(181,731)
Futures contracts	—	—	—	—	397,328	7,897
Swap agreements	(7,659,824)	(18,147,311)	(6,386,853)	(408,985)	19,085,473	6,922,589
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(7,659,824)	(18,147,311)	(6,386,853)	(408,985)	29,980,916	6,748,755
Net realized and unrealized gain (loss)	(10,662,765)	(21,629,534)	(6,731,444)	(596,191)	50,307,599	7,754,362
Change in Net Assets Resulting from Operations	$(10,785,417)	$(21,912,933)	$(6,985,583)	$(611,737)	$50,515,006	$7,762,209

See accompanying notes to the financial statements.

200 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2012

	Ultra High Yield	Ultra Investment Grade Corporate	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,270	676	83,248	95,733	715,170	11,969
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	1,270	676	83,248	95,733	715,170	11,969
EXPENSES:
Advisory fees (Note 4)	24,012	20,205	1,920,149	2,055,174	16,212,601	292,869
Management Services fees (Note 4)	3,201	2,694	256,017	274,020	2,161,658	39,049
Professional fees	18,762	18,734	21,554	22,580	61,984	17,501
Administration fees (Note 5)	9,542	9,430	100,031	104,418	229,017	49,873
Custodian fees (Note 6)	93	327	22,029	22,152	174,029	663
Printing and Shareholder reports	3,414	3,425	36,591	39,626	133,086	11,269
Licensing fees	33,437	24,062	271,295	115,036	15,000	12,500
Trustees fees (Note 7)	60	46	6,093	7,013	54,221	963
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,879	3,669	19,401	22,634	151,793	6,221
Total Gross Expenses before fees waived and/or reimbursed	96,400	82,592	2,653,160	2,662,653	19,193,389	430,908
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(66,039)	(57,033)	(226,567)	(64,174)	—	(60,793)
Total Net Expenses	30,361	25,559	2,426,593	2,598,479	19,193,389	370,115
Net Investment Income (Loss)	(29,091)	(24,883)	(2,343,345)	(2,502,746)	(18,478,219)	(358,146)
NET REALIZED GAIN (LOSS) ON:
Investments	—	7	—	64	—	—
Futures contracts	—	—	(14,511,681)	(8,179,947)	(39,797,459)	(1,835,535)
Swap agreements	(183,241)	—	(58,378,947)	(36,771,931)	(399,872,700)	(9,449,088)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(183,241)	7	(72,890,628)	(44,951,814)	(439,670,159)	(11,284,623)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	2,419,047	2,679,649	12,589,707	213,993
Swap agreements	(152,886)	445,187	23,292,375	20,604,611	155,206,062	5,127,362
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(152,886)	445,187	25,711,422	23,284,260	167,795,769	5,341,355
Net realized and unrealized gain (loss)	(336,127)	445,194	(47,179,206)	(21,667,554)	(271,874,390)	(5,943,268)
Change in Net Assets Resulting from Operations	$(365,218)	$420,311	$(49,522,551)	$(24,170,300)	$(290,352,609)	$(6,301,414)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2012 :: Statements of Operations :: ProShares Trust :: 201

	Short SmallCap600	Short Russell2000	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort Russell3000
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	9,533	146,568	241,107	117,220	689,701	686
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	9,533	146,568	241,107	117,220	689,701	686
EXPENSES:
Advisory fees (Note 4)	273,116	3,479,133	4,889,437	2,463,951	16,547,129	13,894
Management Services fees (Note 4)	36,415	463,880	651,918	328,524	2,206,262	1,853
Professional fees	17,323	26,976	32,357	32,141	114,471	16,728
Administration fees (Note 5)	51,229	141,610	164,888	115,300	230,081	59,145
Custodian fees (Note 6)	3,159	39,833	25	14,182	135,772	351
Printing and Shareholder reports	5,657	55,042	76,060	47,835	112,925	893
Licensing fees	12,500	501,538	757,179	138,078	22,500	10,641
Trustees fees (Note 7)	838	11,187	16,067	8,258	54,968	50
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	5,014	34,443	42,229	25,270	152,424	3,667
Total Gross Expenses before fees waived and/or reimbursed	405,251	4,753,642	6,630,160	3,173,539	19,576,532	107,222
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(59,970)	(355,832)	(451,873)	(58,860)	—	(89,665)
Total Net Expenses	345,281	4,397,810	6,178,287	3,114,679	19,576,532	17,557
Net Investment Income (Loss)	(335,748)	(4,251,242)	(5,937,180)	(2,997,459)	(18,886,831)	(16,871)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	259	82	—	—
Futures contracts	—	(9,098,797)	(32,405,943)	(4,814,901)	(45,595,354)	—
Swap agreements	(2,787,062)	(85,949,739)	(236,816,999)	(62,440,048)	(530,704,686)	(812,925)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(2,787,062)	(95,048,536)	(269,222,683)	(67,254,867)	(576,300,040)	(812,925)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	6,700,648	4,885,418	2,052,000	17,522,095	—
Swap agreements	4,811,539	42,794,736	107,948,383	32,441,238	227,889,297	326,030
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	4,811,539	49,495,384	112,833,801	34,493,238	245,411,392	326,030
Net realized and unrealized gain (loss)	2,024,477	(45,553,152)	(156,388,882)	(32,761,629)	(330,888,648)	(486,895)
Change in Net Assets Resulting from Operations	$1,688,729	$(49,804,394)	$(162,326,062)	$(35,759,088)	$(349,775,479)	$(503,766)

See accompanying notes to the financial statements.

202 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2012

	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short S&P500®
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	13,564	6,176	124,924	52,241	27,853	182,819
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	13,564	6,176	124,924	52,241	27,853	182,819
EXPENSES:
Advisory fees (Note 4)	297,995	157,301	2,817,667	846,528	471,054	3,678,309
Management Services fees (Note 4)	39,732	20,973	375,685	112,869	62,806	490,436
Professional fees	17,616	17,175	25,632	18,832	17,607	27,749
Administration fees (Note 5)	49,707	54,378	124,753	65,562	52,357	144,182
Custodian fees (Note 6)	25	25	16,455	14,255	8,722	46,176
Printing and Shareholder reports	6,193	3,599	63,564	8,561	5,994	21,810
Licensing fees	12,500	12,500	416,897	128,947	34,723	12,500
Trustees fees (Note 7)	980	473	8,694	2,864	1,628	12,599
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	66,611
Other fees	6,756	4,920	26,332	14,146	10,053	47,593
Total Gross Expenses before fees waived and/or reimbursed	431,504	271,344	3,875,679	1,212,564	664,944	4,547,965
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(54,976)	(72,547)	(313,916)	(143,185)	(69,532)	—
Total Net Expenses	376,528	198,797	3,561,763	1,069,379	595,412	4,547,965
Net Investment Income (Loss)	(362,964)	(192,621)	(3,436,839)	(1,017,138)	(567,559)	(4,365,146)
NET REALIZED GAIN (LOSS) ON:
Investments	(34)	—	195	182	135	(47)
Futures contracts	(1,712,372)	—	(9,948,531)	(5,588,921)	(396,292)	(3,643,507)
Swap agreements	(18,313,760)	(8,129,035)	(90,202,883)	(71,664,800)	(27,485,331)	(302,661,746)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(20,026,166)	(8,129,035)	(100,151,219)	(77,253,539)	(27,881,488)	(306,305,300)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	270,208	—	2,683,822	1,941,868	380,514	4,688,113
Swap agreements	8,870,767	5,670,587	79,041,537	26,283,961	10,375,647	110,754,497
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	9,140,975	5,670,587	81,725,359	28,225,829	10,756,161	115,442,610
Net realized and unrealized gain (loss)	(10,885,191)	(2,458,448)	(18,425,860)	(49,027,710)	(17,125,327)	(190,862,690)
Change in Net Assets Resulting from Operations	$(11,248,155)	$(2,651,069)	$(21,862,699)	$(50,044,848)	$(17,692,886)	$(195,227,836)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2012 :: Statements of Operations :: ProShares Trust :: 203

	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,277	24,856	766	1,290	645	842
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	3,277	24,856	766	1,290	645	842
EXPENSES:
Advisory fees (Note 4)	83,444	483,760	16,471	32,244	13,923	19,200
Management Services fees (Note 4)	11,126	64,501	2,196	4,299	1,856	2,560
Professional fees	16,330	17,444	16,732	16,767	16,773	16,732
Administration fees (Note 5)	57,110	51,742	59,059	58,535	59,144	58,968
Custodian fees (Note 6)	2,645	8,383	25	271	25	128
Printing and Shareholder reports	1,771	6,846	1,314	1,270	959	1,371
Licensing fees	12,500	72,074	10,702	11,156	10,593	10,816
Trustees fees (Note 7)	265	1,528	55	106	46	64
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,533	8,786	3,688	3,744	3,626	3,671
Total Gross Expenses before fees waived and/or reimbursed	189,724	715,064	110,242	128,392	106,945	113,510
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(84,319)	(103,825)	(89,421)	(87,665)	(89,344)	(89,241)
Total Net Expenses	105,405	611,239	20,821	40,727	17,601	24,269
Net Investment Income (Loss)	(102,128)	(586,383)	(20,055)	(39,437)	(16,956)	(23,427)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(201,161)	(3,831,174)	—	—	—	—
Swap agreements	(4,162,356)	(29,319,339)	(628,583)	(2,490,051)	(740,182)	(661,471)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(4,363,517)	(33,150,513)	(628,583)	(2,490,051)	(740,182)	(661,471)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	113,486	687,845	—	—	—	—
Swap agreements	411,730	13,097,920	416,487	1,155,059	606,242	424,403
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	525,216	13,785,765	416,487	1,155,059	606,242	424,403
Net realized and unrealized gain (loss)	(3,838,301)	(19,364,748)	(212,096)	(1,334,992)	(133,940)	(237,068)
Change in Net Assets Resulting from Operations	$(3,940,429)	$(19,951,131)	$(232,151)	$(1,374,429)	$(150,896)	$(260,495)

See accompanying notes to the financial statements.

204 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2012

	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	2,067	4,968	2,692	31,970	3,115	11,960
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	2,067	4,968	2,692	31,970	3,115	11,960
EXPENSES:
Advisory fees (Note 4)	46,123	113,371	56,795	865,023	73,019	259,726
Management Services fees (Note 4)	6,150	15,116	7,572	115,335	9,736	34,630
Professional fees	16,811	17,159	16,248	19,299	16,897	16,853
Administration fees (Note 5)	58,073	55,842	57,993	65,707	57,176	51,248
Custodian fees (Note 6)	3	539	892	12,383	1,564	3,094
Printing and Shareholder reports	1,721	3,998	1,988	20,823	3,169	9,389
Licensing fees	11,869	15,781	13,431	56,040	14,489	24,198
Trustees fees (Note 7)	153	367	190	2,779	238	898
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,855	4,335	4,082	9,601	4,130	6,127
Total Gross Expenses before fees waived and/or reimbursed	144,758	226,508	159,191	1,166,990	180,418	406,163
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(86,466)	(83,319)	(87,378)	(73,603)	(88,063)	(77,887)
Total Net Expenses	58,292	143,189	71,813	1,093,387	92,355	328,276
Net Investment Income (Loss)	(56,225)	(138,221)	(69,121)	(1,061,417)	(89,240)	(316,316)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,668,025)	(9,889,546)	(1,710,186)	(21,195,134)	251,673	(7,843,481)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(1,668,025)	(9,889,546)	(1,710,186)	(21,195,134)	251,673	(7,843,481)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	787,335	4,237,005	1,419,816	9,848,342	1,216,249	1,079,139
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	787,335	4,237,005	1,419,816	9,848,342	1,216,249	1,079,139
Net realized and unrealized gain (loss)	(880,690)	(5,652,541)	(290,370)	(11,346,792)	1,467,922	(6,764,342)
Change in Net Assets Resulting from Operations	$(936,915)	$(5,790,762)	$(359,491)	$(12,408,209)	$1,378,682	$(7,080,658)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2012 :: Statements of Operations :: ProShares Trust :: 205

	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,675	22,599	1,591	1,375	4,012	99,545
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	3,675	22,599	1,591	1,375	4,012	99,545
EXPENSES:
Advisory fees (Note 4)	111,760	600,023	24,531	35,676	89,147	2,482,290
Management Services fees (Note 4)	14,901	80,002	3,271	4,757	11,886	330,969
Professional fees	16,402	20,262	16,185	16,783	16,965	34,351
Administration fees (Note 5)	56,169	55,905	58,791	58,420	56,642	115,642
Custodian fees (Note 6)	1,625	5,052	491	103	161	11,213
Printing and Shareholder reports	2,217	52,583	702	1,810	6,338	46,669
Licensing fees	15,961	42,254	13,330	11,975	15,057	160,031
Trustees fees (Note 7)	351	1,850	91	117	325	8,248
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,312	9,006	3,979	3,840	4,431	24,297
Total Gross Expenses before fees waived and/or reimbursed	223,698	866,937	121,371	133,481	200,952	3,213,710
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(82,611)	(107,885)	(90,382)	(88,395)	(88,339)	(76,871)
Total Net Expenses	141,087	759,052	30,989	45,086	112,613	3,136,839
Net Investment Income (Loss)	(137,412)	(736,453)	(29,398)	(43,711)	(108,601)	(3,037,294)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	301
Futures contracts	—	—	—	—	—	—
Swap agreements	(7,744,153)	8,729,565	(1,643,956)	(1,766,500)	(9,155,676)	(94,862,828)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(7,744,153)	8,729,565	(1,643,956)	(1,766,500)	(9,155,676)	(94,862,527)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	1,412,008	12,801,939	128,574	1,319,757	5,573,535	27,962,348
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	1,412,008	12,801,939	128,574	1,319,757	5,573,535	27,962,348
Net realized and unrealized gain (loss)	(6,332,145)	21,531,504	(1,515,382)	(446,743)	(3,582,141)	(66,900,179)
Change in Net Assets Resulting from Operations	$(6,469,557)	$20,795,051	$(1,544,780)	$(490,454)	$(3,690,742)	$(69,937,473)

See accompanying notes to the financial statements.

206 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2012

	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,401	2,745	28,618	55,905	6,176	5,421
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	1,401	2,745	28,618	55,905	6,176	5,421
EXPENSES:
Advisory fees (Note 4)	27,360	64,675	730,842	1,225,535	140,871	109,135
Management Services fees (Note 4)	3,648	8,623	97,445	163,403	18,783	14,551
Professional fees	16,760	16,886	22,714	32,240	16,949	17,001
Administration fees (Note 5)	58,697	57,457	61,129	77,924	54,926	55,979
Custodian fees (Note 6)	67	25	1,959	25	1,296	361
Printing and Shareholder reports	1,102	2,563	22,340	69,740	2,555	4,751
Licensing fees	11,247	13,624	51,719	80,604	17,243	15,905
Trustees fees (Note 7)	96	211	2,404	4,216	388	328
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,813	3,954	8,080	16,448	3,838	4,376
Total Gross Expenses before fees waived and/or reimbursed	122,790	168,018	998,632	1,670,135	256,849	222,387
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(88,205)	(86,279)	(74,415)	(121,316)	(78,777)	(84,450)
Total Net Expenses	34,585	81,739	924,217	1,548,819	178,072	137,937
Net Investment Income (Loss)	(33,184)	(78,994)	(895,599)	(1,492,914)	(171,896)	(132,516)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	77	211	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(693,908)	(2,300,621)	(22,176,665)	(35,258,577)	(7,354,182)	(6,182,977)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(693,908)	(2,300,621)	(22,176,588)	(35,258,366)	(7,354,182)	(6,182,977)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	156,261	1,602,006	27,892,713	6,773,430	6,003,364	3,759,984
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	156,261	1,602,006	27,892,713	6,773,430	6,003,364	3,759,984
Net realized and unrealized gain (loss)	(537,647)	(698,615)	5,716,125	(28,484,936)	(1,350,818)	(2,422,993)
Change in Net Assets Resulting from Operations	$(570,831)	$(777,609)	$4,820,526	$(29,977,850)	$(1,522,714)	$(2,555,509)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2012 :: Statements of Operations :: ProShares Trust :: 207

	UltraShort Telecommunications	UltraShort Utilities	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 25	UltraShort MSCI EAFE
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	928	1,336	69,082	88,307	4,103	9,120
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	928	1,336	69,082	88,307	4,103	9,120
EXPENSES:
Advisory fees (Note 4)	18,886	25,748	1,548,896	1,865,531	77,656	167,720
Management Services fees (Note 4)	2,518	3,433	206,517	248,735	10,354	22,363
Professional fees	16,732	16,750	20,785	23,029	16,270	17,201
Administration fees (Note 5)	58,978	58,750	88,650	98,881	57,301	54,027
Custodian fees (Note 6)	305	25	19,480	23,296	1,258	891
Printing and Shareholder reports	669	1,645	20,658	1,776	1,550	271
Licensing fees	10,877	11,260	179,026	202,282	18,263	28,431
Trustees fees (Note 7)	64	91	4,970	6,225	260	541
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,620	3,978	20,305	20,253	3,939	5,061
Total Gross Expenses before fees waived and/or reimbursed	112,649	121,680	2,109,287	2,490,008	186,851	296,506
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(88,755)	(89,139)	(150,730)	(130,505)	(88,647)	(84,378)
Total Net Expenses	23,894	32,541	1,958,557	2,359,503	98,204	212,128
Net Investment Income (Loss)	(22,966)	(31,205)	(1,889,475)	(2,271,196)	(94,101)	(203,008)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(516,389)	(936,654)	(18,033,124)	13,205,413	138,035	2,137,531
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(516,389)	(936,654)	(18,033,124)	13,205,413	138,035	2,137,531
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	888,369	208,735	20,197,604	4,840,690	(193,589)	(59,149)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	888,369	208,735	20,197,604	4,840,690	(193,589)	(59,149)
Net realized and unrealized gain (loss)	371,980	(727,919)	2,164,480	18,046,103	(55,554)	2,078,382
Change in Net Assets Resulting from Operations	$349,014	$(759,124)	$275,005	$15,774,907	$(149,655)	$1,875,374

See accompanying notes to the financial statements.

208 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2012

	UltraShort MSCI Emerging Markets	UltraShort MSCI Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE China 25	UltraShort MSCI Japan
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	36,098	59,828	1,011	6,505	74,710	5,133
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	36,098	59,828	1,011	6,505	74,710	5,133
EXPENSES:
Advisory fees (Note 4)	706,973	895,296	18,842	108,209	1,442,875	142,190
Management Services fees (Note 4)	94,262	119,372	2,512	14,428	192,381	18,958
Professional fees	21,668	19,446	16,705	17,000	23,749	16,776
Administration fees (Note 5)	60,225	66,619	58,981	56,003	85,228	54,888
Custodian fees (Note 6)	6,692	12,770	324	1,353	15,705	1,634
Printing and Shareholder reports	402	10,967	254	2,675	27,775	973
Licensing fees	79,913	106,801	35,000	35,000	163,521	60,000
Trustees fees (Note 7)	2,450	2,986	44	367	4,896	310
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	9,912	21,852	3,558	4,637	16,165	3,887
Total Gross Expenses before fees waived and/or reimbursed	982,497	1,256,109	136,220	239,672	1,972,295	299,616
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(88,086)	(123,451)	(112,385)	(102,679)	(146,242)	(119,874)
Total Net Expenses	894,411	1,132,658	23,835	136,993	1,826,053	179,742
Net Investment Income (Loss)	(858,313)	(1,072,830)	(22,824)	(130,488)	(1,751,343)	(174,609)
NET REALIZED GAIN (LOSS) ON:
Investments	60	(132)	—	—	4	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(22,494,834)	(15,068,862)	780,990	3,593,723	(26,343,648)	(1,016,668)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(22,494,774)	(15,068,994)	780,990	3,593,723	(26,343,644)	(1,016,668)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	41,245,501	20,470,419	(385,394)	1,925,017	80,715,753	648,389
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	41,245,501	20,470,419	(385,394)	1,925,017	80,715,753	648,389
Net realized and unrealized gain (loss)	18,750,727	5,401,425	395,596	5,518,740	54,372,109	(368,279)
Change in Net Assets Resulting from Operations	$17,892,414	$4,328,595	$372,772	$5,388,252	$52,620,766	$(542,888)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2012 :: Statements of Operations :: ProShares Trust :: 209

	UltraShort MSCI Mexico Investable Market	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,143	6,245	343,714	11,624	1,291	1,740
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	1,143	6,245	343,714	11,624	1,291	1,740
EXPENSES:
Advisory fees (Note 4)	18,150	120,947	6,533,144	276,549	22,821	32,905
Management Services fees (Note 4)	2,420	16,126	871,077	36,873	3,043	4,387
Professional fees	16,722	24,428	35,579	21,519	20,790	16,780
Administration fees (Note 5)	59,003	20,419	186,921	37,655	11,868	12,014
Custodian fees (Note 6)	254	3,268	70,425	3,517	473	326
Printing and Shareholder reports	1,078	6,402	16,045	14,882	6,555	8,174
Licensing fees	35,000	16,047	336,660	33,437	24,062	11,645
Trustees fees (Note 7)	60	395	21,175	877	76	92
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	124,711	—	—	—
Other fees	3,644	4,971	56,880	6,966	3,660	3,789
Total Gross Expenses before fees waived and/or reimbursed	136,331	213,003	8,252,617	432,275	93,348	90,112
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(113,389)	(60,086)	—	(82,739)	(64,492)	(48,514)
Total Net Expenses	22,942	152,917	8,252,617	349,536	28,856	41,598
Net Investment Income (Loss)	(21,799)	(146,672)	(7,908,903)	(337,912)	(27,565)	(39,858)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	3	—	—
Futures contracts	—	(30,226)	(7,562,362)	—	—	—
Swap agreements	(624,802)	(1,335,178)	(193,843,262)	(2,073,920)	(106,179)	(693,873)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(624,802)	(1,365,404)	(201,405,624)	(2,073,917)	(106,179)	(693,873)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	1,527	(204,803)	—	—	—
Swap agreements	460,267	(669,164)	(140,148,647)	(2,652,514)	(243,102)	56,717
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	460,267	(667,637)	(140,353,450)	(2,652,514)	(243,102)	56,717
Net realized and unrealized gain (loss)	(164,535)	(2,033,041)	(341,759,074)	(4,726,431)	(349,281)	(637,156)
Change in Net Assets Resulting from Operations	$(186,334)	$(2,179,713)	$(349,667,977)	$(5,064,343)	$(376,846)	$(677,014)

See accompanying notes to the financial statements.

210 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2012

	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS	UltraPro Short 20+ Year Treasury	Credit Suisse 130/30	Hedge Replication ETF
	Year Ended May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2012	March 27, 2012* through May 31, 2012	Year Ended May 31, 2012	July 12, 2011* through May 31, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$1,983,375	$74,804
Interest	145,011	1,597,530	1,100	727	1,477	4,006
Foreign withholding tax on dividends	—	—	—	—	—	(1)
Total Investment Income	145,011	1,597,530	1,100	727	1,984,852	78,809
EXPENSES:
Advisory fees (Note 4)	3,041,604	30,485,040	21,024	5,560	741,251	102,387
Management Services fees (Note 4)	405,543	4,064,632	2,803	741	98,832	13,651
Professional fees	24,465	96,680	21,171	17,516	18,657	21,632
Administration fees (Note 5)	130,727	277,412	19,021	631	109,047	21,884
Custodian fees (Note 6)	36,048	328,426	432	300	49,491	53,758
Printing and Shareholder reports	1,037	15,486	7,356	5,000	14,760	10,003
Licensing fees	162,081	1,544,262	11,051	9,554	35,000	39,300
Trustees fees (Note 7)	9,950	98,390	72	20	2,353	361
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	6,505	—	—	—	—	—
Other fees	24,756	275,533	3,752	1,134	7,899	4,609
Total Gross Expenses before fees waived and/or reimbursed	3,842,716	37,185,861	86,682	40,456	1,077,290	267,585
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	(60,116)	(33,449)	(140,171)	(138,079)
Total Net Expenses	3,842,716	37,185,861	26,566	7,007	937,119	129,506
Net Investment Income (Loss)	(3,697,705)	(35,588,331)	(25,466)	(6,280)	1,047,733	(50,697)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	214	—	(4,263,170)	(39,652)
Futures contracts	(2,933,118)	(59,217,542)	—	(8,509)	—	84,474
Swap agreements	(81,824,981)	(2,829,013,302)	(559,252)	—	47,855	—
In-kind redemptions of investments	—	—	—	—	6,553,461	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(84,758,099)	(2,888,230,844)	(559,038)	(8,509)	2,338,146	44,822
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	(10,318,305)	(199,454)
Futures contracts	(94,388)	(1,414,948)	—	—	—	81,600
Swap agreements	(43,993,418)	(443,892,369)	(315,300)	(1,515,161)	1,141,729	(306,306)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(44,087,806)	(445,307,317)	(315,300)	(1,515,161)	(9,176,576)	(424,160)
Net realized and unrealized gain (loss)	(128,845,905)	(3,333,538,161)	(874,338)	(1,523,670)	(6,838,430)	(379,338)
Change in Net Assets Resulting from Operations	$(132,543,610)	$(3,369,126,492)	$(899,804)	$(1,529,950)	$(5,790,697)	$(430,035)

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2012 :: Statements of Operations :: ProShares Trust :: 211

	RAFI® Long/Short	German Sovereign / Sub-Sovereign ETF	USD Covered Bond	30 Year TIPS/TSY Spread	UltraPro 10 Year TIPS/TSY Spread	Short 30 Year TIPS/TSY Spread
	Year Ended May 31, 2012	January 24, 2012* through May 31, 2012	May 21, 2012* through May 31, 2012	January 10, 2012* through May 31, 2012	February 7, 2012* through May 31, 2012	January 10, 2012* through May 31, 2012
INVESTMENT INCOME:
Dividends	$336,036	$—	$—	$—	$—	$—
Interest	980	19,621	4,277	55,967	46,915	39,077
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	337,016	19,621	4,277	55,967	46,915	39,077
EXPENSES:
Advisory fees (Note 4)	129,742	5,015	1,243	8,640	6,859	8,380
Management Services fees (Note 4)	17,299	1,433	355	1,571	1,247	1,524
Professional fees	16,524	17,519	17,560	17,519	17,519	17,518
Administration fees (Note 5)	59,882	1,792	544	1,964	1,559	1,905
Custodian fees (Note 6)	21,091	3,112	500	380	320	239
Printing and Shareholder reports	2,352	5,000	5,000	3,035	3,044	3,035
Licensing fees	10,000	19,740	7,951	18,170	16,066	18,170
Trustees fees (Note 7)	399	53	77	53	52	51
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,184	1,819	1,150	1,717	1,437	1,713
Total Gross Expenses before fees waived and/or reimbursed	261,473	55,483	34,380	53,049	48,103	52,535
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(97,484)	(49,035)	(33,137)	(41,271)	(38,753)	(41,105)
Total Net Expenses	163,989	6,448	1,243	11,778	9,350	11,430
Net Investment Income (Loss)	173,027	13,173	3,034	44,189	37,565	27,647
NET REALIZED GAIN (LOSS) ON:
Investments	(406,326)	11,292	—	25,163	5,800	(50,958)
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,103,821)	(4,093)	—	(132,165)	(34,350)	—
In-kind redemptions of investments	1,415,413	—	—	—	—	—
Foreign currency transactions	—	(603)	—	—	—	—
Net realized gain (loss)	(94,734)	6,596	—	(107,002)	(28,550)	(50,958)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(2,316,797)	(67,948)	19,451	244,768	103,953	315,374
Futures contracts	—	—	—	—	—	—
Swap agreements	7,616	—	—	(334,253)	(251,774)	(194,671)
Translation of assets and liabilities denominated in foreign currencies	—	(3,194)	—	—	—	—
Change in net unrealized appreciation/depreciation	(2,309,181)	(71,142)	19,451	(89,485)	(147,821)	120,703
Net realized and unrealized gain (loss)	(2,403,915)	(64,546)	19,451	(196,487)	(176,371)	69,745
Change in Net Assets Resulting from Operations	$(2,230,888)	$(51,373)	$22,485	$(152,298)	$(138,806)	$97,392

*Commencement of investment operations.

See accompanying notes to the financial statements.

212 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2012

UltraPro Short 10 Year TIPS/TSY Spread
February 7, 2012* through May 31, 2012
INVESTMENT INCOME:
Dividends	$—
Interest	20,781
Foreign withholding tax on dividends	—
Total Investment Income	20,781
EXPENSES:
Advisory fees (Note 4)	6,804
Management Services fees (Note 4)	1,237
Professional fees	17,518
Administration fees (Note 5)	1,547
Custodian fees (Note 6)	400
Printing and Shareholder reports	3,044
Licensing fees	16,066
Trustees fees (Note 7)	52
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—
Other fees	1,491
Total Gross Expenses before fees waived and/or reimbursed	48,159
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(38,879)
Total Net Expenses	9,280
Net Investment Income (Loss)	11,501
NET REALIZED GAIN (LOSS) ON:
Investments	935
Futures contracts	1,298
Swap agreements	—
In-kind redemptions of investments	—
Foreign currency transactions	—
Net realized gain (loss)	2,233
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	133,499
Futures contracts	4,432
Swap agreements	(72,013)
Translation of assets and liabilities denominated in foreign currencies	—
Change in net unrealized appreciation/depreciation	65,918
Net realized and unrealized gain (loss)	68,151
Change in Net Assets Resulting from Operations	$79,652

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2012 :: Statements of Operations :: ProShares Trust :: 213

Statements of Changes in Net Assets

214 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra QQQ®				Ultra Dow30SM		Ultra S&P500®
	Year Ended May 31, 2012		Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,782,655)		$(3,028,395)		$1,101,798	$1,543,896	$8,891,138	$10,578,725
Net realized gain (loss)	253,683,411		141,315,565		79,862,131	45,882,361	380,262,282	235,279,927
Change in net unrealized appreciation/depreciation	(171,074,499)		238,171,990		(74,389,040)	92,666,789	(415,862,670)	421,081,885
Change in Net Assets Resulting from Operations	79,826,257		376,459,160		6,574,889	140,093,046	(26,709,250)	666,940,537
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		(1,321,063)	(1,916,577)	(8,706,663)	(12,280,993)
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		(1,321,063)	(1,916,577)	(8,706,663)	(12,280,993)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	890,554,828		662,722,387		222,224,172	221,830,448	1,946,540,783	542,357,652
Cost of shares redeemed	(1,092,949,417)		(1,059,375,477)		(361,465,885)	(353,734,448)	(2,296,200,081)	(1,177,504,964)
Change in net assets resulting from capital transactions	(202,394,589)		(396,653,090)		(139,241,713)	(131,904,000)	(349,659,298)	(635,147,312)
Change in net assets	(122,568,332)		(20,193,930)		(133,987,887)	6,272,469	(385,075,211)	19,512,232
NET ASSETS:
Beginning of period	$768,865,064		$789,058,994		$340,085,118	$333,812,649	$1,661,717,178	$1,642,204,946
End of period	$646,296,732		$768,865,064		$206,097,231	$340,085,118	$1,276,641,967	$1,661,717,178
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,207,848)		$(2,056,020)		$(10,450)	$160,846	$1,653,898	$1,469,423
SHARE TRANSACTIONS:
Beginning of period	16,650,000	(g)	27,300,000	(g)	5,250,000	8,025,000	30,225,000	45,300,000
Issued	2,250,000	(g)	750,000	(g)	300,000	75,000	6,750,000	900,000
Issued in-kind	18,075,000	(g)	17,700,000	(g)	3,900,000	4,200,000	35,475,000	11,325,000
Redeemed	(2,025,000	)(g)	—	(g)	(300,000)	—	(6,750,000)	—
Redemption in-kind	(21,975,000	)(g)	(29,100,000	)(g)	(5,850,000)	(7,050,000)	(40,500,000)	(27,300,000)
Shares outstanding, end of period	12,975,000	(g)	16,650,000	(g)	3,300,000	5,250,000	25,200,000	30,225,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(g)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 215

	Ultra Russell3000		Ultra MidCap400		Ultra SmallCap600
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(27,957)	$(9,467)	$(310,032)	$(215,623)	$(34,743)	$(46,858)
Net realized gain (loss)	1,112,460	2,163,511	6,665,542	37,147,965	7,130,119	2,498,504
Change in net unrealized appreciation/depreciation	(1,019,929)	1,023,247	(29,311,753)	21,701,086	(15,199,292)	17,738,312
Change in Net Assets Resulting from Operations	64,574	3,177,291	(22,956,243)	58,633,428	(8,103,916)	20,189,958
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(14,597)	—	(21,034)	(12,744)	(14,181)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(14,597)	—	(21,034)	(12,744)	(14,181)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,915,785	6,623,698	360,089,051	61,777,103	2,924	—
Cost of shares redeemed	(19,903,708)	(6,647,285)	(425,967,531)	(69,629,048)	(17,549,769)	(25,264,395)
Change in net assets resulting from capital transactions	(4,987,923)	(23,587)	(65,878,480)	(7,851,945)	(17,546,845)	(25,264,395)
Change in net assets	(4,923,349)	3,139,107	(88,834,723)	50,760,449	(25,663,505)	(5,088,618)
NET ASSETS:
Beginning of period	$8,891,251	$5,752,144	$166,911,609	$116,151,160	$49,000,359	$54,088,977
End of period	$3,967,902	$8,891,251	$78,076,886	$166,911,609	$23,336,854	$49,000,359
Accumulated undistributed net investment income (loss) included in end of period net assets	$(22,221)	$(20,490)	$(170,774)	$(289,142)	$33,195	$(24,705)
SHARE TRANSACTIONS:
Beginning of period	100,001	100,001	2,175,000	2,550,000	900,000	1,575,000
Issued	200,000	100,000	3,000,000	150,000	—	—
Issued in-kind	—	—	2,925,000	825,000	—	—
Redeemed	(100,001)	(50,000)	(3,975,000)	—	(225,000)	—
Redemption in-kind	(150,000)	(50,000)	(2,850,000)	(1,350,000)	(150,000)	(675,000)
Shares outstanding, end of period	50,000	100,001	1,275,000	2,175,000	525,000	900,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

216 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Russell2000		UltraPro QQQ®				UltraPro Dow30SM
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012		Year Ended May 31, 2011		Year Ended May 31, 2012		Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(219,132)	$(392,857)	$(629,385)		$(433,387)		$280,837		$103,017
Net realized gain (loss)	25,455,044	24,813,882	63,362,178		54,897,105		11,601,831		8,812,748
Change in net unrealized appreciation/depreciation	(91,918,849)	79,135,070	(24,650,863)		22,733,320		(6,086,895)		5,328,431
Change in Net Assets Resulting from Operations	(66,682,937)	103,556,095	38,081,930		77,197,038		5,795,773		14,244,196
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(53,563)	(37,342)	—		—		(279,064)		(66,977)
Net realized gains on investments	—	—	—		—		—		—
Tax return of capital	—	—	—		—		—		—
Total distributions	(53,563)	(37,342)	—		—		(279,064)		(66,977)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	647,753,136	129,584,203	400,646,835		159,493,972		58,383,794		41,520,468
Cost of shares redeemed	(698,629,300)	(226,058,023)	(377,624,749)		(149,781,894)		(66,653,095)		(21,422,965)
Change in net assets resulting from capital transactions	(50,876,164)	(96,473,820)	23,022,086		9,712,078		(8,269,301)		20,097,503
Change in net assets	(117,612,664)	7,044,933	61,104,016		86,909,116		(2,752,592)		34,274,722
NET ASSETS:
Beginning of period	$272,026,923	$264,981,990	$132,342,267		$45,433,151		$46,495,415		$12,220,693
End of period	$154,414,259	$272,026,923	$193,446,283		$132,342,267		$43,742,823		$46,495,415
Accumulated undistributed net investment income (loss) included in end of period net assets	$152,502	$(138,882)	$(267,523)		$(336,267)		$42,422		$60,460
SHARE TRANSACTIONS:
Beginning of period	5,475,000	8,475,000	3,000,000	(g)	2,000,004	(b)(g)	900,003	(h)	450,003	(h)
Issued	7,650,000	450,000	2,900,000	(g)	2,000,000	(b)(g)	750,000	(h)	450,000	(h)
Issued in-kind	8,700,000	2,625,000	7,850,000	(g)	3,000,000	(b)(g)	750,000	(h)	600,000	(h)
Redeemed	(6,375,000)	(225,000)	(300,000	)(g)	(200,004	)(b)(g)	(3	)(h)	—	(h)
Redemption in-kind	(11,250,000)	(5,850,000)	(9,200,000	)(g)	(3,800,000	)(b)(g)	(1,450,000	)(h)	(600,000	)(h)
Shares outstanding, end of period	4,200,000	5,475,000	4,250,000	(g)	3,000,000	(b)(g)	950,000	(h)	900,003	(h)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(b)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

(g)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

(h)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 11, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 217

	UltraPro S&P500®			UltraPro MidCap400			UltraPro Russell2000
	Year Ended May 31, 2012	Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$653,333	$216,202		$(147,435)	$(67,560)		$(76,599)	$(135,804)
Net realized gain (loss)	58,103,092	84,479,287		9,189,772	5,834,478		(1,107,470)	14,043,299
Change in net unrealized appreciation/depreciation	(67,109,020)	57,435,220		(19,239,480)	16,900,813		(14,077,716)	14,930,614
Change in Net Assets Resulting from Operations	(8,352,595)	142,130,709		(10,197,143)	22,667,731		(15,261,785)	28,838,109
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(193,247)	(395,829)		—	—		(2,312)	—
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	(16,188)		—	—
Total distributions	(193,247)	(395,829)		—	(16,188)		(2,312)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	884,942,323	292,883,403		28,256,083	10,148,307		117,715,421	54,302,279
Cost of shares redeemed	(873,423,731)	(300,887,004)		(41,726,225)	(6,202,161)		(91,103,800)	(25,742,957)
Change in net assets resulting from capital transactions	11,518,592	(8,003,601)		(13,470,142)	3,946,146		26,611,621	28,559,322
Change in net assets	2,972,750	133,731,279		(23,667,285)	26,597,689		11,347,524	57,397,431
NET ASSETS:
Beginning of period	$270,747,942	$137,016,663		$46,415,472	$19,817,783		$73,059,889	$15,662,458
End of period	$273,720,692	$270,747,942		$22,748,187	$46,415,472		$84,407,413	$73,059,889
Accumulated undistributed net investment income (loss) included in end of period net assets	$265,621	$(293,363)		$(84,893)	$(64,345)		$16,891	$(115,538)
SHARE TRANSACTIONS:
Beginning of period	3,250,000	3,000,003	(c)	450,000	400,002	(b)	750,000	300,002	(b)
Issued	6,200,000	1,850,000	(c)	450,000	150,000	(b)	1,700,000	450,000	(b)
Issued in-kind	8,400,000	3,350,000	(c)	50,000	—	(b)	650,000	400,000	(b)
Redeemed	(4,700,000)	(600,003	)(c)	(250,000)	(2	)(b)	(700,000)	(400,002	)(b)
Redemption in-kind	(9,150,000)	(4,350,000	)(c)	(350,000)	(100,000	)(b)	(800,000)	—	(b)
Shares outstanding, end of period	4,000,000	3,250,000	(c)	350,000	450,000	(b)	1,600,000	750,000	(b)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(b)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective February 25, 2011.

See accompanying notes to the financial statements.

218 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Russell1000 Value		Ultra Russell1000 Growth		Ultra Russell MidCap Value
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$27,478	$91,708	$5,556	$18,574	$17,699	$(6,233)
Net realized gain (loss)	930,070	351,433	3,082,386	87,827	2,028,897	(1,523,057)
Change in net unrealized appreciation/depreciation	(2,506,445)	4,675,855	(3,503,142)	6,747,781	(3,618,458)	5,259,807
Change in Net Assets Resulting from Operations	(1,548,897)	5,118,996	(415,200)	6,854,182	(1,571,862)	3,730,517
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(29,931)	(94,055)	(15,496)	(24,909)	(13,656)	(19,111)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(29,931)	(94,055)	(15,496)	(24,909)	(13,656)	(19,111)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	764	—	487	—	309	—
Cost of shares redeemed	(7,088,600)	(3,584,618)	(4,511,753)	(2,873,384)	(2,882,780)	(6,182,578)
Change in net assets resulting from capital transactions	(7,087,836)	(3,584,618)	(4,511,266)	(2,873,384)	(2,882,471)	(6,182,578)
Change in net assets	(8,666,664)	1,440,323	(4,941,962)	3,955,889	(4,467,989)	(2,471,172)
NET ASSETS:
Beginning of period	$15,100,444	$13,660,121	$17,604,409	$13,648,520	$9,601,511	$12,072,683
End of period	$6,433,780	$15,100,444	$12,662,447	$17,604,409	$5,133,522	$9,601,511
Accumulated undistributed net investment income (loss) included in end of period net assets	$16,150	$16,251	$27,883	$29,362	$(5,251)	$(12,772)
SHARE TRANSACTIONS:
Beginning of period	450,000	600,000	300,000	375,000	225,000	450,000
Issued	—	—	—	—	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	(75,000)	—	—
Redemption in-kind	(225,000)	(150,000)	(75,000)	—	(75,000)	(225,000)
Shares outstanding, end of period	225,000	450,000	225,000	300,000	150,000	225,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 219

	Ultra Russell MidCap Growth		Ultra Russell2000 Value		Ultra Russell2000 Growth
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(73,410)	$(49,556)	$27,750	$38,918	$(106,725)	$(123,301)
Net realized gain (loss)	591,235	566,627	(196,837)	(993,013)	5,022,049	2,104,723
Change in net unrealized appreciation/depreciation	(6,405,079)	6,668,431	(4,682,948)	7,342,920	(11,432,887)	13,006,637
Change in Net Assets Resulting from Operations	(5,887,254)	7,185,502	(4,852,035)	6,388,825	(6,517,563)	14,988,059
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(25,017)	(73,187)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(25,017)	(73,187)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,844,942	—	2,371,442	1,857,532	2,553	—
Cost of shares redeemed	(12,980,400)	(4,504,874)	(8,108,923)	(10,221,276)	(15,705,521)	—
Change in net assets resulting from capital transactions	(1,135,458)	(4,504,874)	(5,737,481)	(8,363,744)	(15,702,968)	—
Change in net assets	(7,022,712)	2,680,628	(10,614,533)	(2,048,106)	(22,220,531)	14,988,059
NET ASSETS:
Beginning of period	$17,522,632	$14,842,004	$18,454,067	$20,502,173	$34,772,783	$19,784,724
End of period	$10,499,920	$17,522,632	$7,839,534	$18,454,067	$12,552,252	$34,772,783
Accumulated undistributed net investment income (loss) included in end of period net assets	$(21,649)	$(46,063)	$5,409	$(23,498)	$(34,546)	$(70,608)
SHARE TRANSACTIONS:
Beginning of period	300,000	450,000	525,000	825,000	600,000	600,000
Issued	225,000	—	—	75,000	—	—
Issued in-kind	—	—	75,000	—	—	—
Redeemed	—	—	—	—	(150,000)	—
Redemption in-kind	(300,000)	(150,000)	(300,000)	(375,000)	(150,000)	—
Shares outstanding, end of period	225,000	300,000	300,000	525,000	300,000	600,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

220 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Basic Materials		Ultra Nasdaq Biotechnology		Ultra Consumer Goods
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$815,744	$(860,263)	$(146,270)	$(27,867)	$71,429	$140,568
Net realized gain (loss)	(69,629,517)	195,456,325	(1,790,858)	589,418	1,309,003	8,665,375
Change in net unrealized appreciation/depreciation	(71,665,068)	4,320,152	(1,290,483)	3,634,629	(1,068,306)	1,548,900
Change in Net Assets Resulting from Operations	(140,478,841)	198,916,214	(3,227,611)	4,196,180	312,126	10,354,843
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(294,196)	(360,128)	—	(2,984)	(33,846)	(171,776)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	(5,799)	—	—
Total distributions	(294,196)	(360,128)	—	(8,783)	(33,846)	(171,776)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	81,630,271	116,539,152	23,679,540	11,433,249	684	4,745,572
Cost of shares redeemed	(133,482,151)	(279,976,523)	(16,895,998)	—	(6,210,423)	(22,661,184)
Change in net assets resulting from capital transactions	(51,851,880)	(163,437,371)	6,783,542	11,433,249	(6,209,739)	(17,915,612)
Change in net assets	(192,624,917)	35,118,715	3,555,931	15,620,646	(5,931,459)	(7,732,545)
NET ASSETS:
Beginning of period	$350,206,255	$315,087,540	$20,220,324	$4,599,678	$18,737,904	$26,470,449
End of period	$157,581,338	$350,206,255	$23,776,255	$20,220,324	$12,806,445	$18,737,904
Accumulated undistributed net investment income (loss) included in end of period net assets	$345,307	$(591,998)	$(79,049)	$(36,705)	$11,616	$(10,702)
SHARE TRANSACTIONS:
Beginning of period	6,450,000	10,725,000	250,001	100,001	225,000	525,000
Issued	150,000	600,000	50,000	50,000	—	75,000
Issued in-kind	2,025,000	2,400,000	250,000	100,000	—	—
Redeemed	—	—	(1)	—	—	—
Redemption in-kind	(3,375,000)	(7,275,000)	(300,000)	—	(75,000)	(375,000)
Shares outstanding, end of period	5,250,000	6,450,000	250,000	250,001	150,000	225,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 221

	Ultra Consumer Services		Ultra Financials		Ultra Health Care
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(26,900)	$(24,787)	$4,585,107	$1,212,144	$270,661	$366,656
Net realized gain (loss)	(908,464)	4,801,342	(24,030,947)	11,041,528	496,454	5,694,714
Change in net unrealized appreciation/depreciation	929,419	696,895	(234,836,712)	205,317,466	(4,452,647)	14,226,439
Change in Net Assets Resulting from Operations	(5,945)	5,473,450	(254,282,552)	217,571,138	(3,685,532)	20,287,809
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(15,404)	(4,149,141)	(857,557)	(277,889)	(387,857)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(15,404)	(4,149,141)	(857,557)	(277,889)	(387,857)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	65,358,421	88,626,777	4,935,591	26,581,164
Cost of shares redeemed	(3,446,146)	(12,356,798)	(287,275,770)	(540,047,788)	(16,934,834)	(27,423,860)
Change in net assets resulting from capital transactions	(3,446,146)	(12,356,798)	(221,917,349)	(451,421,011)	(11,999,243)	(842,696)
Change in net assets	(3,452,091)	(6,898,752)	(480,349,042)	(234,707,430)	(15,962,664)	19,057,256
NET ASSETS:
Beginning of period	$13,065,175	$19,963,927	$1,192,045,327	$1,426,752,757	$51,469,350	$32,412,094
End of period	$9,613,084	$13,065,175	$711,696,285	$1,192,045,327	$35,506,686	$51,469,350
Accumulated undistributed net investment income (loss) included in end of period net assets	$(9,128)	$(20,102)	$1,410,760	$155,462	$38,783	$42,497
SHARE TRANSACTIONS:
Beginning of period	225,000	525,000	17,734,625	24,934,625	750,000	750,000
Issued	—	—	75,000	—	—	—
Issued in-kind	—	—	1,500,000	1,425,000	75,000	525,000
Redeemed	(75,000)	—	(225,000)	—	(225,000)	(150,000)
Redemption in-kind	—	(300,000)	(5,175,000)	(8,625,000)	(75,000)	(375,000)
Shares outstanding, end of period	150,000	225,000	13,909,625	17,734,625	525,000	750,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

222 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Industrials		Ultra Oil & Gas		Ultra Real Estate
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$100,226	$223,817	$430,325	$942,050	$4,073,592	$4,158,869
Net realized gain (loss)	(501,766)	12,941,240	94,614,796	96,315,273	101,587,303	129,800,670
Change in net unrealized appreciation/depreciation	(7,359,508)	3,960,530	(188,198,426)	179,756,498	(155,985,422)	119,784,587
Change in Net Assets Resulting from Operations	(7,761,048)	17,125,587	(93,153,305)	277,013,821	(50,324,527)	253,744,126
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(79,979)	(122,502)	(256,303)	(2,258,357)	(5,562,531)	(4,769,028)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(79,979)	(122,502)	(256,303)	(2,258,357)	(5,562,531)	(4,769,028)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,743	27,499,106	239,642,472	261,649,258	29,136,718	114,299,470
Cost of shares redeemed	(25,255,159)	(26,543,915)	(303,008,689)	(527,149,751)	(208,669,343)	(392,339,224)
Change in net assets resulting from capital transactions	(25,252,416)	955,191	(63,366,217)	(265,500,493)	(179,532,625)	(278,039,754)
Change in net assets	(33,093,443)	17,958,276	(156,775,825)	9,254,971	(235,419,683)	(29,064,656)
NET ASSETS:
Beginning of period	$53,014,536	$35,056,260	$383,499,530	$374,244,559	$562,072,441	$591,137,097
End of period	$19,921,093	$53,014,536	$226,723,705	$383,499,530	$326,652,758	$562,072,441
Accumulated undistributed net investment income (loss) included in end of period net assets	$23,630	$11,728	$778,804	$355,746	$1,631,047	$1,813,673
SHARE TRANSACTIONS:
Beginning of period	975,000	1,050,000	6,675,000	13,050,000	8,804,372	14,804,372
Issued	—	75,000	375,000	900,000	225,000	525,000
Issued in-kind	—	525,000	5,700,000	6,675,000	375,000	1,875,000
Redeemed	(150,000)	—	—	(375,000)	(900,000)	(150,000)
Redemption in-kind	(375,000)	(675,000)	(6,600,000)	(13,575,000)	(3,000,000)	(8,250,000)
Shares outstanding, end of period	450,000	975,000	6,150,000	6,675,000	5,504,372	8,804,372

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 223

	Ultra KBW Regional Banking		Ultra Semiconductors		Ultra Technology
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$23,499	$27,855	$67,003	$(91,943)	$(341,292)	$(412,417)
Net realized gain (loss)	(570,000)	(597,061)	9,785,379	21,132,332	29,733,469	28,434,164
Change in net unrealized appreciation/depreciation	180,991	689,504	(20,626,975)	6,003,117	(28,929,213)	22,598,168
Change in Net Assets Resulting from Operations	(365,510)	120,298	(10,774,593)	27,043,506	462,964	50,619,915
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,488)	(28,827)	(98,639)	(121,010)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	(1,175)	(4,598)	—	—	—	—
Total distributions	(18,663)	(33,425)	(98,639)	(121,010)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,301,601	12,258,981	14,134,034	22,686,663	9,108,370	51,050,686
Cost of shares redeemed	(5,357,756)	(14,703,264)	(24,788,482)	(71,918,650)	(54,036,630)	(95,563,039)
Change in net assets resulting from capital transactions	(56,155)	(2,444,283)	(10,654,448)	(49,231,987)	(44,928,260)	(44,512,353)
Change in net assets	(440,328)	(2,357,410)	(21,527,680)	(22,309,491)	(44,465,296)	6,107,562
NET ASSETS:
Beginning of period	$4,712,189	$7,069,599	$54,238,913	$76,548,404	$127,623,994	$121,516,432
End of period	$4,271,861	$4,712,189	$32,711,233	$54,238,913	$83,158,698	$127,623,994
Accumulated undistributed net investment income (loss) included in end of period net assets	$4,734	$(1,277)	$71,911	$(37,254)	$(95,758)	$(183,454)
SHARE TRANSACTIONS:
Beginning of period	100,001	150,001	1,200,000	2,400,000	1,875,000	2,550,000
Issued	50,000	50,000	—	225,000	—	75,000
Issued in-kind	100,000	250,000	450,000	525,000	150,000	825,000
Redeemed	(1)	—	(75,000)	—	—	(75,000)
Redemption in-kind	(150,000)	(350,000)	(600,000)	(1,950,000)	(825,000)	(1,500,000)
Shares outstanding, end of period	100,000	100,001	975,000	1,200,000	1,200,000	1,875,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

224 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Telecommunications		Ultra Utilities		Ultra MSCI EAFE
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$18,046	$43,091	$300,772	$500,741	$(71,535)	$(77,941)
Net realized gain (loss)	869,040	1,035,187	4,818,976	1,406,914	(1,804,430)	2,257,789
Change in net unrealized appreciation/depreciation	(2,637,337)	2,951,621	(3,206,007)	6,080,708	(3,036,274)	2,650,871
Change in Net Assets Resulting from Operations	(1,750,251)	4,029,899	1,913,741	7,988,363	(4,912,239)	4,830,719
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,966)	(88,854)	(272,226)	(547,603)	—	(2,966)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(12,966)	(88,854)	(272,226)	(547,603)	—	(2,966)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	531	2,856,474	7,633,902	—	3,474,523	2,959,607
Cost of shares redeemed	(4,794,556)	(5,383,577)	(7,689,033)	(12,910,179)	(66)	(4,113,248)
Change in net assets resulting from capital transactions	(4,794,025)	(2,527,103)	(55,131)	(12,910,179)	3,474,457	(1,153,641)
Change in net assets	(6,557,242)	1,413,942	1,586,384	(5,469,419)	(1,437,782)	3,674,112
NET ASSETS:
Beginning of period	$9,881,004	$8,467,062	$14,867,997	$20,337,416	$9,473,570	$5,799,458
End of period	$3,323,762	$9,881,004	$16,454,381	$14,867,997	$8,035,788	$9,473,570
Accumulated undistributed net investment income (loss) included in end of period net assets	$44,548	$32,091	$94,409	$65,522	$(44,952)	$(47,404)
SHARE TRANSACTIONS:
Beginning of period	150,000	225,000	300,000	600,000	100,001	100,001
Issued	—	—	—	—	50,000	50,000
Issued in-kind	—	75,000	150,000	—	—	—
Redeemed	—	—	(75,000)	(300,000)	(1)	(50,000)
Redemption in-kind	(75,000)	(150,000)	(75,000)	—	—	—
Shares outstanding, end of period	75,000	150,000	300,000	300,000	150,000	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 225

	Ultra MSCI Emerging Markets		Ultra MSCI Europe		Ultra MSCI Pacific ex-Japan
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(203,474)	$(150,676)	$(25,740)	$(30,483)	$(27,394)	$(29,048)
Net realized gain (loss)	(5,863,595)	7,479,994	(882,363)	809,488	151,061	(64,729)
Change in net unrealized appreciation/depreciation	(9,750,580)	7,417,356	(1,198,718)	1,461,103	(1,521,857)	1,883,695
Change in Net Assets Resulting from Operations	(15,817,649)	14,746,674	(2,106,821)	2,240,108	(1,398,190)	1,789,918
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(54,008)	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(54,008)	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,998,639	20,317,405	—	—	1,751,672	—
Cost of shares redeemed	(79)	(30,933,596)	(27)	(1,440,199)	(3,139,177)	—
Change in net assets resulting from capital transactions	3,998,560	(10,616,191)	(27)	(1,440,199)	(1,387,505)	—
Change in net assets	(11,819,089)	4,076,475	(2,106,848)	799,909	(2,785,695)	1,789,918
NET ASSETS:
Beginning of period	$33,284,496	$29,208,021	$4,237,262	$3,437,353	$3,999,058	$2,209,140
End of period	$21,465,407	$33,284,496	$2,130,414	$4,237,262	$1,213,363	$3,999,058
Accumulated undistributed net investment income (loss) included in end of period net assets	$(133,737)	$(152,090)	$(13,623)	$(19,128)	$(14,467)	$(19,506)
SHARE TRANSACTIONS:
Beginning of period	300,001	400,001	100,001	150,001	100,001	100,001
Issued	50,000	200,000	—	—	50,000	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(1)	—	(1)	(50,000)	(100,001)	—
Redemption in-kind	—	(300,000)	—	—	—	—
Shares outstanding, end of period	350,000	300,001	100,000	100,001	50,000	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

226 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra MSCI Brazil		Ultra FTSE China 25		Ultra MSCI Japan
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(122,652)	$(91,623)	$(283,399)	$(384,970)	$(254,139)	$(164,902)
Net realized gain (loss)	(3,002,941)	(266,037)	(3,482,223)	4,333,609	(344,591)	(1,465,987)
Change in net unrealized appreciation/depreciation	(7,659,824)	2,108,511	(18,147,311)	9,182,601	(6,386,853)	5,410,792
Change in Net Assets Resulting from Operations	(10,785,417)	1,750,851	(21,912,933)	13,131,240	(6,985,583)	3,779,903
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,817,905	14,858,792	30,974,360	43,068,242	4,312	55,728,434
Cost of shares redeemed	(957,774)	(3,557,488)	(28,580,479)	(57,281,538)	(19,445,807)	(24,708,871)
Change in net assets resulting from capital transactions	2,860,131	11,301,304	2,393,881	(14,213,296)	(19,441,495)	31,019,563
Change in net assets	(7,925,286)	13,052,155	(19,519,052)	(1,082,056)	(26,427,078)	34,799,466
NET ASSETS:
Beginning of period	$16,859,907	$3,807,752	$44,194,602	$45,276,658	$43,679,063	$8,879,597
End of period	$8,934,621	$16,859,907	$24,675,550	$44,194,602	$17,251,985	$43,679,063
Accumulated undistributed net investment income (loss) included in end of period net assets	$(67,353)	$(70,735)	$(158,293)	$(250,928)	$(117,325)	$(133,245)
SHARE TRANSACTIONS:
Beginning of period	500,001	150,001	550,001	750,001	650,001	150,001
Issued	150,000	450,000	550,000	600,000	—	850,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,001)	(100,000)	(500,001)	(800,000)	(300,001)	(350,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	600,000	500,001	600,000	550,001	350,000	650,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 227

	Ultra MSCI Mexico Investable Market		Ultra 7-10 Year Treasury				Ultra 20+ Year Treasury
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012		Year Ended May 31, 2011		Year Ended May 31, 2012		Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,546)	$(19,068)	$207,407		$(30,899)		$7,847		$176,248
Net realized gain (loss)	(187,206)	143,810	20,326,683		3,342,150		1,005,607		(761,338)
Change in net unrealized appreciation/depreciation	(408,985)	896,685	29,980,916		(458,109)		6,748,755		1,508,054
Change in Net Assets Resulting from Operations	(611,737)	1,021,427	50,515,006		2,853,142		7,762,209		922,964
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(20,390)		(533)		(110,381)		(118,290)
Net realized gains on investments	—	—	—		—		—		—
Tax return of capital	—	—	—		—		—		—
Total distributions	—	—	(20,390)		(533)		(110,381)		(118,290)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	868,203,837		46,561,728		99,975,086		60,950,342
Cost of shares redeemed	(34)	(1,610,961)	(331,371,144)		(47,860,001)		(114,519,191)		(44,193,347)
Change in net assets resulting from capital transactions	(34)	(1,610,961)	536,832,693		(1,298,273)		(14,544,105)		16,756,995
Change in net assets	(611,771)	(589,534)	587,327,309		1,554,336		(6,892,277)		17,561,669
NET ASSETS:
Beginning of period	$2,075,207	$2,664,741	$13,060,508		$11,506,172		$25,637,054		$8,075,385
End of period	$1,463,436	$2,075,207	$600,387,817		$13,060,508		$18,744,777		$25,637,054
Accumulated undistributed net investment income (loss) included in end of period net assets	$(8,839)	$(10,387)	$92,421		$(7,815)		$(11,632)		$77,452
SHARE TRANSACTIONS:
Beginning of period	50,001	100,001	300,002	(g)	300,002	(g)	600,002	(g)	200,002	(g)
Issued	—	—	9,300,000	(g)	1,100,000	(g)	1,550,000	(g)	1,400,000	(g)
Issued in-kind	—	—	7,250,000	(g)	—	(g)	100,000	(g)	—	(g)
Redeemed	(1)	(50,000)	(3,200,002	)(g)	(1,100,000	)(g)	(1,500,002	)(g)	(1,000,000	)(g)
Redemption in-kind	—	—	(3,100,000	)(g)	—	(g)	(500,000	)(g)	—	(g)
Shares outstanding, end of period	50,000	50,001	10,550,000	(g)	300,002	(g)	250,000	(g)	600,002	(g)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(g)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

See accompanying notes to the financial statements.

228 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra High Yield		Ultra Investment Grade Corporate		Short QQQ®
	Year Ended May 31, 2012	April 13, 2011* through May 31, 2011	Year Ended May 31, 2012	April 13, 2011* through May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(29,091)	$(4,961)	$(24,883)	$(5,107)	$(2,343,345)	$(1,958,393)
Net realized gain (loss)	(183,241)	—	7	—	(72,890,628)	(46,454,267)
Change in net unrealized appreciation/depreciation	(152,886)	74,276	445,187	239,973	25,711,422	(26,352,571)
Change in Net Assets Resulting from Operations	(365,218)	69,315	420,311	234,866	(49,522,551)	(74,765,231)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,191,260	4,000,920	485	4,000,920	507,142,124	361,386,787
Cost of shares redeemed	(1,769,699)	—	(2,162,379)	—	(442,554,859)	(289,623,436)
Change in net assets resulting from capital transactions	421,561	4,000,920	(2,161,894)	4,000,920	64,587,265	71,763,351
Change in net assets	56,343	4,070,235	(1,741,583)	4,235,786	15,064,714	(3,001,880)
NET ASSETS:
Beginning of period	$4,070,235	$—	$4,235,786	$—	$234,548,154	$237,550,034
End of period	$4,126,578	$4,070,235	$2,494,203	$4,235,786	$249,612,868	$234,548,154
Accumulated undistributed net investment income (loss) included in end of period net assets	$(15,745)	$(4,961)	$(12,597)	$(5,107)	$(1,256,604)	$(1,164,067)
SHARE TRANSACTIONS:
Beginning of period	100,001	—	100,001	—	7,350,000	5,550,000
Issued	50,000	100,001	—	100,001	16,350,000	10,275,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,001)	—	(50,001)	—	(14,700,000)	(8,475,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,000	100,001	50,000	100,001	9,000,000	7,350,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 229

	Short Dow30SM		Short S&P500®		Short MidCap400
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,502,746)	$(2,245,480)	$(18,478,219)	$(14,522,940)	$(358,146)	$(262,086)
Net realized gain (loss)	(44,951,814)	(44,270,069)	(439,670,159)	(435,124,802)	(11,284,623)	(4,250,773)
Change in net unrealized appreciation/depreciation	23,284,260	(31,665,613)	167,795,769	(110,438,412)	5,341,355	(5,879,364)
Change in Net Assets Resulting from Operations	(24,170,300)	(78,181,162)	(290,352,609)	(560,086,154)	(6,301,414)	(10,392,223)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	298,902,419	265,528,175	2,434,849,214	1,900,069,073	93,885,677	2,278,812
Cost of shares redeemed	(222,020,988)	(235,050,228)	(1,731,398,178)	(1,618,574,761)	(77,522,751)	(7,472,438)
Change in net assets resulting from capital transactions	76,881,431	30,477,947	703,451,036	281,494,312	16,362,926	(5,193,626)
Change in net assets	52,711,131	(47,703,215)	413,098,427	(278,591,842)	10,061,512	(15,585,849)
NET ASSETS:
Beginning of period	$231,290,599	$278,993,814	$1,501,140,563	$1,779,732,405	$24,421,531	$40,007,380
End of period	$284,001,730	$231,290,599	$1,914,238,990	$1,501,140,563	$34,483,043	$24,421,531
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,469,300)	$(1,221,713)	$(10,433,012)	$(7,412,511)	$(186,425)	$(146,926)
SHARE TRANSACTIONS:
Beginning of period	5,775,000	5,325,000	37,201,429	33,976,429	825,000	975,000
Issued	7,425,000	5,775,000	55,425,000	38,550,000	2,925,000	75,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(5,625,000)	(5,325,000)	(42,375,000)	(35,325,000)	(2,550,000)	(225,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	7,575,000	5,775,000	50,251,429	37,201,429	1,200,000	825,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

230 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short SmallCap600		Short Russell2000		UltraShort QQQ®
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(335,748)	$(324,514)	$(4,251,242)	$(2,611,542)	$(5,937,180)	$(6,493,700)
Net realized gain (loss)	(2,787,062)	(8,160,726)	(95,048,536)	(79,913,007)	(269,222,683)	(375,711,191)
Change in net unrealized appreciation/depreciation	4,811,539	(3,724,138)	49,495,384	(35,192,550)	112,833,801	(103,442,001)
Change in Net Assets Resulting from Operations	1,688,729	(12,209,378)	(49,804,394)	(117,717,099)	(162,326,062)	(485,646,892)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,501,982	46,990,081	551,962,665	447,618,491	941,040,160	730,959,586
Cost of shares redeemed	(46,793,336)	(9,093,624)	(441,139,143)	(191,416,975)	(914,502,482)	(439,429,528)
Change in net assets resulting from capital transactions	(32,291,354)	37,896,457	110,823,522	256,201,516	26,537,678	291,530,058
Change in net assets	(30,602,625)	25,687,079	61,019,128	138,484,417	(135,788,384)	(194,116,834)
NET ASSETS:
Beginning of period	$52,342,196	$26,655,117	$398,266,023	$259,781,606	$693,639,930	$887,756,764
End of period	$21,739,571	$52,342,196	$459,285,151	$398,266,023	$557,851,546	$693,639,930
Accumulated undistributed net investment income (loss) included in end of period net assets	$(128,282)	$(217,778)	$(2,265,106)	$(1,449,968)	$(3,164,626)	$(3,517,336)
SHARE TRANSACTIONS:
Beginning of period	2,025,000	750,000	13,725,000	6,450,000	14,157,771	9,855,000	(d)
Issued	525,000	1,575,000	17,100,000	12,750,000	23,100,000	11,490,000	(d)
Issued in-kind	—	—	—	—	—	—	(d)
Redeemed	(1,650,000)	(300,000)	(14,475,000)	(5,475,000)	(21,450,000)	(7,187,229	)(d)
Redemption in-kind	—	—	—	—	—	—	(d)
Shares outstanding, end of period	900,000	2,025,000	16,350,000	13,725,000	15,807,771	14,157,771	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 231

	UltraShort Dow30SM				UltraShort S&P500®		UltraShort Russell3000
	Year Ended May 31, 2012		Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012		Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,997,459)		$(3,609,223)		$(18,886,831)	$(21,002,351)	$(16,871)		$(16,533)
Net realized gain (loss)	(67,254,867)		(168,919,854)		(576,300,040)	(1,372,708,208)	(812,925)		(826,349)
Change in net unrealized appreciation/depreciation	34,493,238		(66,852,469)		245,411,392	(105,762,943)	326,030		(262,610)
Change in Net Assets Resulting from Operations	(35,759,088)		(239,381,546)		(349,775,479)	(1,499,473,502)	(503,766)		(1,105,492)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—		—
Net realized gains on investments	—		—		—	—	—		—
Tax return of capital	—		—		—	—	—		—
Total distributions	—		—		—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	290,951,426		212,432,863		2,757,523,498	1,661,818,167	893,860		1,467,544
Cost of shares redeemed	(303,398,115)		(166,853,831)		(2,502,274,907)	(1,639,092,710)	(551)		(1,393,826)
Change in net assets resulting from capital transactions	(12,446,689)		45,579,032		255,248,591	22,725,457	893,309		73,718
Change in net assets	(48,205,777)		(193,802,514)		(94,526,888)	(1,476,748,045)	389,543		(1,031,774)
NET ASSETS:
Beginning of period	$339,278,684		$533,081,198		$2,034,927,204	$3,511,675,249	$1,352,746		$2,384,520
End of period	$291,072,907		$339,278,684		$1,940,400,316	$2,034,927,204	$1,742,289		$1,352,746
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,605,301)		$(1,841,564)		$(10,150,809)	$(10,278,084)	$(9,319)		$(9,147)
SHARE TRANSACTIONS:
Beginning of period	5,025,000	(i)	4,556,250	(i)	101,325,000	102,075,000	20,000	(j)	20,000	(j)
Issued	4,537,500	(i)	2,362,500	(i)	136,800,000	59,775,000	10,000	(j)	20,000	(j)
Issued in-kind	—	(i)	—	(i)	—	—	—	(j)	—	(j)
Redeemed	(4,463,733	)(i)	(1,893,750	)(i)	(124,650,000)	(60,525,000)	(9	)(j)	(20,000	)(j)
Redemption in-kind	—	(i)	—	(i)	—	—	—	(j)	—	(j)
Shares outstanding, end of period	5,098,767	(i)	5,025,000	(i)	113,475,000	101,325,000	29,991	(j)	20,000	(j)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(i)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(j)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

See accompanying notes to the financial statements.

232 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort MidCap400			UltraShort SmallCap600			UltraShort Russell2000
	Year Ended May 31, 2012	Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(362,964)	$(260,472)		$(192,621)	$(150,493)		$(3,436,839)	$(3,625,744)
Net realized gain (loss)	(20,026,166)	(18,724,780)		(8,129,035)	(8,956,874)		(100,151,219)	(250,390,091)
Change in net unrealized appreciation/depreciation	9,140,975	(1,434,779)		5,670,587	(4,365,660)		81,725,359	(59,555,369)
Change in Net Assets Resulting from Operations	(11,248,155)	(20,420,031)		(2,651,069)	(13,473,027)		(21,862,699)	(313,571,204)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—		—	—
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	—		—	—
Total distributions	—	—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	67,306,870	23,172,357		18,892,412	19,111,568		601,798,854	571,591,296
Cost of shares redeemed	(49,757,661)	(16,967,396)		(15,257,458)	(4,528,505)		(701,871,034)	(281,109,572)
Change in net assets resulting from capital transactions	17,549,209	6,204,961		3,634,954	14,583,063		(100,072,180)	290,481,724
Change in net assets	6,301,054	(14,215,070)		983,885	1,110,036		(121,934,879)	(23,089,480)
NET ASSETS:
Beginning of period	$28,925,859	$43,140,929		$20,374,101	$19,264,065		$446,162,618	$469,252,098
End of period	$35,226,913	$28,925,859		$21,357,986	$20,374,101		$324,227,739	$446,162,618
Accumulated undistributed net investment income (loss) included in end of period net assets	$(202,986)	$(136,817)		$(86,392)	$(74,403)		$(1,582,279)	$(1,907,009)
SHARE TRANSACTIONS:
Beginning of period	768,613	581,250	(e)	468,674	225,000	(e)	11,041,518	5,756,250	(e)
Issued	1,500,000	506,250	(e)	450,000	318,750	(e)	15,975,000	10,293,750	(e)
Issued in-kind	—	—	(e)	—	—	(e)	—	—	(e)
Redeemed	(1,200,000)	(318,887	)(e)	(300,000)	(75,076	)(e)	(17,550,000)	(5,008,482	)(e)
Redemption in-kind	—	—	(e)	—	—	(e)	—	—	(e)
Shares outstanding, end of period	1,068,613	768,613	(e)	618,674	468,674	(e)	9,466,518	11,041,518	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 233

	UltraPro Short QQQ®				UltraPro Short Dow30SM		UltraPro Short S&P500®
	Year Ended May 31, 2012		Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012		Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,017,138)		$(469,296)		$(567,559)	$(235,577)	$(4,365,146)		$(2,697,601)
Net realized gain (loss)	(77,253,539)		(26,676,631)		(27,881,488)	(18,474,325)	(306,305,300)		(217,517,431)
Change in net unrealized appreciation/depreciation	28,225,829		(30,235,771)		10,756,161	(6,690,764)	115,442,610		(62,034,925)
Change in Net Assets Resulting from Operations	(50,044,848)		(57,381,698)		(17,692,886)	(25,400,666)	(195,227,836)		(282,249,957)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—		—
Net realized gains on investments	—		—		—	—	—		—
Tax return of capital	—		—		—	—	—		—
Total distributions	—		—		—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	240,993,849		151,058,846		101,994,405	55,698,455	1,204,978,486		551,368,690
Cost of shares redeemed	(148,500,554)		(32,001,710)		(47,074,856)	(7,200,226)	(851,513,850)		(209,548,605)
Change in net assets resulting from capital transactions	92,493,295		119,057,136		54,919,549	48,498,229	353,464,636		341,820,085
Change in net assets	42,448,447		61,675,438		37,226,663	23,097,563	158,236,800		59,570,128
NET ASSETS:
Beginning of period	$89,493,306		$27,817,868		$33,875,743	$10,778,180	$308,943,355		$249,373,227
End of period	$131,941,753		$89,493,306		$71,102,406	$33,875,743	$467,180,155		$308,943,355
Accumulated undistributed net investment income (loss) included in end of period net assets	$(623,925)		$(317,969)		$(391,223)	$(148,749)	$(2,816,894)		$(1,526,217)
SHARE TRANSACTIONS:
Beginning of period	937,500	(i)	112,500	(i)	1,100,001	150,001	4,130,000	(j)	1,440,000	(j)
Issued	3,762,500	(i)	1,037,500	(i)	4,000,000	1,100,000	18,000,000	(j)	4,470,000	(j)
Issued in-kind	—	(i)	—	(i)	—	—	—	(j)	—	(j)
Redeemed	(2,250,349	)(i)	(212,500	)(i)	(1,950,001)	(150,000)	(13,550,372	)(j)	(1,780,000	)(j)
Redemption in-kind	—	(i)	—	(i)	—	—	—	(j)	—	(j)
Shares outstanding, end of period	2,449,651	(i)	937,500	(i)	3,150,000	1,100,001	8,579,628	(j)	4,130,000	(j)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(i)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(j)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

See accompanying notes to the financial statements.

234 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraPro Short MidCap400				UltraPro Short Russell2000				UltraShort Russell1000 Value
	Year Ended May 31, 2012		Year Ended May 31, 2011		Year Ended May 31, 2012		Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(102,128)		$(35,101)		$(586,383)		$(273,337)		$(20,055)	$(39,965)
Net realized gain (loss)	(4,363,517)		(3,010,548)		(33,150,513)		(26,417,696)		(628,583)	(1,209,879)
Change in net unrealized appreciation/depreciation	525,216		(1,439,868)		13,785,765		(11,600,060)		416,487	(1,070,835)
Change in Net Assets Resulting from Operations	(3,940,429)		(4,485,517)		(19,951,131)		(38,291,093)		(232,151)	(2,320,679)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—		—		—	—
Net realized gains on investments	—		—		—		—		—	—
Tax return of capital	—		—		—		—		—	—
Total distributions	—		—		—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	20,539,200		8,475,782		158,075,627		89,620,713		—	—
Cost of shares redeemed	(16,412,314)		—		(121,140,180)		(11,709,978)		—	(6,461,934)
Change in net assets resulting from capital transactions	4,126,886		8,475,782		36,935,447		77,910,735		—	(6,461,934)
Change in net assets	186,457		3,990,265		16,984,316		39,619,642		(232,151)	(8,782,613)
NET ASSETS:
Beginning of period	$9,542,588		$5,552,323		$54,696,549		$15,076,907		$2,156,718	$10,939,331
End of period	$9,729,045		$9,542,588		$71,680,865		$54,696,549		$1,924,567	$2,156,718
Accumulated undistributed net investment income (loss) included in end of period net assets	$(56,328)		$(18,645)		$(343,464)		$(181,010)		$(10,196)	$(12,404)
SHARE TRANSACTIONS:
Beginning of period	125,000	(i)	25,000	(i)	670,000	(j)	60,000	(j)	75,000	225,000
Issued	250,000	(i)	100,000	(i)	2,440,000	(j)	710,000	(j)	—	—
Issued in-kind	—	(i)	—	(i)	—	(j)	—	(j)	—	—
Redeemed	(200,037	)(i)	—	(i)	(1,790,068	)(j)	(100,000	)(j)	—	(150,000)
Redemption in-kind	—	(i)	—	(i)	—	(j)	—	(j)	—	—
Shares outstanding, end of period	174,963	(i)	125,000	(i)	1,319,932	(j)	670,000	(j)	75,000	75,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(i)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(j)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 235

	UltraShort Russell1000 Growth				UltraShort Russell MidCap Value			UltraShort Russell MidCap Growth
	Year Ended May 31, 2012		Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(39,437)		$(55,567)		$(16,956)	$(29,599)		$(23,427)	$(38,707)
Net realized gain (loss)	(2,490,051)		(1,939,711)		(740,182)	(1,906,578)		(661,471)	(3,150,427)
Change in net unrealized appreciation/depreciation	1,155,059		(2,012,396)		606,242	(545,190)		424,403	(679,485)
Change in Net Assets Resulting from Operations	(1,374,429)		(4,007,674)		(150,896)	(2,481,367)		(260,495)	(3,868,619)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—		—	—
Net realized gains on investments	—		—		—	—		—	—
Tax return of capital	—		—		—	—		—	—
Total distributions	—		—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,802,468		—		—	5,261,877		—	5,719,672
Cost of shares redeemed	(5,409,581)		(2,191,584)		—	(4,325,487)		—	(4,542,308)
Change in net assets resulting from capital transactions	(607,113)		(2,191,584)		—	936,390		—	1,177,364
Change in net assets	(1,981,542)		(6,199,258)		(150,896)	(1,544,977)		(260,495)	(2,691,255)
NET ASSETS:
Beginning of period	$4,348,623		$10,547,881		$1,777,356	$3,322,333		$2,503,372	$5,194,627
End of period	$2,367,081		$4,348,623		$1,626,460	$1,777,356		$2,242,877	$2,503,372
Accumulated undistributed net investment income (loss) included in end of period net assets	$(20,031)		$(24,379)		$(8,639)	$(10,285)		$(11,951)	$(14,814)
SHARE TRANSACTIONS:
Beginning of period	56,250	(i)	75,000	(i)	37,463	37,500	(e)	56,218	56,250	(e)
Issued	56,250	(i)	—	(i)	—	56,250	(e)	—	56,250	(e)
Issued in-kind	—	(i)	—	(i)	—	—	(e)	—	—	(e)
Redeemed	(75,021	)(i)	(18,750	)(i)	—	(56,287	)(e)	—	(56,282	)(e)
Redemption in-kind	—	(i)	—	(i)	—	—	(e)	—	—	(e)
Shares outstanding, end of period	37,479	(i)	56,250	(i)	37,463	37,463	(e)	56,218	56,218	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(i)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

See accompanying notes to the financial statements.

236 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Russell2000 Value			UltraShort Russell2000 Growth			Short Basic Materials
	Year Ended May 31, 2012	Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(56,225)	$(78,030)		$(138,221)	$(100,366)		$(69,121)	$(35,922)
Net realized gain (loss)	(1,668,025)	(4,306,860)		(9,889,546)	(6,540,639)		(1,710,186)	(1,317,838)
Change in net unrealized appreciation/depreciation	787,335	(1,185,105)		4,237,005	(3,354,507)		1,419,816	(538,334)
Change in Net Assets Resulting from Operations	(936,915)	(5,569,995)		(5,790,762)	(9,995,512)		(359,491)	(1,892,094)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—		—	—
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	—		—	—
Total distributions	—	—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	6,353,444		10,595,389	15,637,036		15,196,113	1,857,236
Cost of shares redeemed	—	(2,549,690)		(6,375,741)	(8,127,472)		(12,294,738)	—
Change in net assets resulting from capital transactions	—	3,803,754		4,219,648	7,509,564		2,901,375	1,857,236
Change in net assets	(936,915)	(1,766,241)		(1,571,114)	(2,485,948)		2,541,884	(34,858)
NET ASSETS:
Beginning of period	$6,095,506	$7,861,747		$10,039,245	$12,525,193		$5,308,251	$5,343,109
End of period	$5,158,591	$6,095,506		$8,468,131	$10,039,245		$7,850,135	$5,308,251
Accumulated undistributed net investment income (loss) included in end of period net assets	$(27,451)	$(35,335)		$(72,367)	$(49,671)		$(43,014)	$(19,207)
SHARE TRANSACTIONS:
Beginning of period	131,196	93,750	(e)	269,978	150,000	(d)	150,001	100,001
Issued	—	75,000	(e)	225,000	240,000	(d)	350,000	50,000
Issued in-kind	—	—	(e)	—	—	(d)	—	—
Redeemed	—	(37,554	)(e)	(225,000)	(120,022	)(d)	(300,001)	—
Redemption in-kind	—	—	(e)	—	—	(d)	—	—
Shares outstanding, end of period	131,196	131,196	(e)	269,978	269,978	(d)	200,000	150,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 237

	Short Financials		Short Oil & Gas		Short Real Estate
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,061,417)	$(900,815)	$(89,240)	$(94,764)	$(316,316)	$(160,567)
Net realized gain (loss)	(21,195,134)	(16,252,677)	251,673	(5,280,178)	(7,843,481)	(7,311,566)
Change in net unrealized appreciation/depreciation	9,848,342	(2,293,665)	1,216,249	(396,357)	1,079,139	(374,755)
Change in Net Assets Resulting from Operations	(12,408,209)	(19,447,157)	1,378,682	(5,771,299)	(7,080,658)	(7,846,888)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	114,815,235	43,658,575	8,352,694	10,351,773	35,698,633	35,223,404
Cost of shares redeemed	(94,116,978)	(34,466,745)	(11,837,452)	(6,270,660)	(9,564,773)	(21,751,505)
Change in net assets resulting from capital transactions	20,698,257	9,191,830	(3,484,758)	4,081,113	26,133,860	13,471,899
Change in net assets	8,290,048	(10,255,327)	(2,106,076)	(1,690,186)	19,053,202	5,625,011
NET ASSETS:
Beginning of period	$93,527,506	$103,782,833	$10,474,060	$12,164,246	$10,439,315	$4,814,304
End of period	$101,817,554	$93,527,506	$8,367,984	$10,474,060	$29,492,517	$10,439,315
Accumulated undistributed net investment income (loss) included in end of period net assets	$(547,022)	$(488,619)	$(40,342)	$(50,095)	$(194,815)	$(89,257)
SHARE TRANSACTIONS:
Beginning of period	2,625,001	2,475,001	300,001	225,001	300,001	100,001
Issued	3,000,000	1,050,000	225,000	225,000	950,000	750,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,625,001)	(900,000)	(300,001)	(150,000)	(300,001)	(550,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,000,000	2,625,001	225,000	300,001	950,000	300,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

238 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short KBW Regional Banking		UltraShort Basic Materials		UltraShort Nasdaq Biotechnology
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(137,412)	$(209,974)	$(736,453)	$(778,814)	$(29,398)	$(34,802)
Net realized gain (loss)	(7,744,153)	(3,834,319)	8,729,565	(95,808,886)	(1,643,956)	(1,863,558)
Change in net unrealized appreciation/depreciation	1,412,008	(1,372,289)	12,801,939	7,486,294	128,574	(945,284)
Change in Net Assets Resulting from Operations	(6,469,557)	(5,416,582)	20,795,051	(89,101,406)	(1,544,780)	(2,843,644)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	51,112,109	34,870,343	75,012,748	115,052,585	6,205,560	—
Cost of shares redeemed	(63,082,188)	(25,938,023)	(140,708,169)	(61,508,152)	(1,988,079)	(2,815,278)
Change in net assets resulting from capital transactions	(11,970,079)	8,932,320	(65,695,421)	53,544,433	4,217,481	(2,815,278)
Change in net assets	(18,439,636)	3,515,738	(44,900,370)	(35,556,973)	2,672,701	(5,658,922)
NET ASSETS:
Beginning of period	$23,181,068	$19,665,330	$96,235,487	$131,792,460	$1,799,824	$7,458,746
End of period	$4,741,432	$23,181,068	$51,335,117	$96,235,487	$4,472,525	$1,799,824
Accumulated undistributed net investment income (loss) included in end of period net assets	$(41,934)	$(129,302)	$(300,929)	$(390,438)	$(17,717)	$(11,916)
SHARE TRANSACTIONS:
Beginning of period	400,001	300,001	5,789,819	3,314,819	50,001	100,001
Issued	800,000	500,000	3,900,000	5,325,000	200,000	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,100,001)	(400,000)	(6,900,000)	(2,850,000)	(50,001)	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,000	400,001	2,789,819	5,789,819	200,000	50,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 239

	UltraShort Consumer Goods		UltraShort Consumer Services				UltraShort Financials
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012		Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(43,711)	$(85,356)	$(108,601)		$(220,462)		$(3,037,294)	$(3,773,736)
Net realized gain (loss)	(1,766,500)	(5,005,860)	(9,155,676)		(11,589,455)		(94,862,527)	(190,283,988)
Change in net unrealized appreciation/depreciation	1,319,757	(1,464,436)	5,573,535		(4,605,092)		27,962,348	22,708,479
Change in Net Assets Resulting from Operations	(490,454)	(6,555,652)	(3,690,742)		(16,415,009)		(69,937,473)	(171,349,245)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	761	3,191,605	1,485,605		14,687,300		305,002,380	83,197,491
Cost of shares redeemed	(3,432,626)	(5,108,191)	(3,506,848)		(17,544,840)		(282,808,448)	(202,644,479)
Change in net assets resulting from capital transactions	(3,431,865)	(1,916,586)	(2,021,243)		(2,857,540)		22,193,932	(119,446,988)
Change in net assets	(3,922,319)	(8,472,238)	(5,711,985)		(19,272,549)		(47,743,541)	(290,796,233)
NET ASSETS:
Beginning of period	$6,712,044	$15,184,282	$13,322,597		$32,595,146		$307,966,285	$598,762,518
End of period	$2,789,725	$6,712,044	$7,610,612		$13,322,597		$260,222,744	$307,966,285
Accumulated undistributed net investment income (loss) included in end of period net assets	$(19,130)	$(41,445)	$(52,942)		$(96,819)		$(1,580,053)	$(1,816,999)
SHARE TRANSACTIONS:
Beginning of period	300,000	375,000	187,500	(i)	262,500	(i)	5,229,330	7,087,500	(e)
Issued	—	75,000	18,750	(i)	112,500	(i)	4,875,000	1,106,250	(e)
Issued in-kind	—	—	—	(i)	—	(i)	—	—	(e)
Redeemed	(150,000)	(150,000)	(56,380	)(i)	(187,500	)(i)	(4,725,000)	(2,964,420	)(e)
Redemption in-kind	—	—	—	(i)	—	(i)	—	—	(e)
Shares outstanding, end of period	150,000	300,000	149,870	(i)	187,500	(i)	5,379,330	5,229,330	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(i)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

See accompanying notes to the financial statements.

240 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Health Care		UltraShort Industrials			UltraShort Oil & Gas
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(33,184)	$(38,074)	$(78,994)	$(85,549)		$(895,599)	$(898,325)
Net realized gain (loss)	(693,908)	(1,988,133)	(2,300,621)	(5,833,693)		(22,176,588)	(78,263,381)
Change in net unrealized appreciation/depreciation	156,261	(438,146)	1,602,006	(1,190,159)		27,892,713	(15,381,993)
Change in Net Assets Resulting from Operations	(570,831)	(2,464,353)	(777,609)	(7,109,401)		4,820,526	(94,543,699)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—	—
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,403,025	—	3,576,416	18,804,049		117,830,539	175,313,034
Cost of shares redeemed	—	—	(3,700,392)	(18,492,046)		(165,224,296)	(103,289,981)
Change in net assets resulting from capital transactions	1,403,025	—	(123,976)	312,003		(47,393,757)	72,023,053
Change in net assets	832,194	(2,464,353)	(901,585)	(6,797,398)		(42,573,231)	(22,520,646)
NET ASSETS:
Beginning of period	$3,238,763	$5,703,116	$7,139,851	$13,937,249		$115,167,851	$137,688,497
End of period	$4,070,957	$3,238,763	$6,238,266	$7,139,851		$72,594,620	$115,167,851
Accumulated undistributed net investment income (loss) included in end of period net assets	$(18,884)	$(20,384)	$(32,878)	$(41,869)		$(471,261)	$(455,625)
SHARE TRANSACTIONS:
Beginning of period	150,000	150,000	168,668	168,750	(e)	4,169,794	1,994,794
Issued	75,000	—	75,000	375,000	(e)	4,200,000	4,125,000
Issued in-kind	—	—	—	—	(e)	—	—
Redeemed	—	—	(75,000)	(375,082	)(e)	(5,850,000)	(1,950,000)
Redemption in-kind	—	—	—	—	(e)	—	—
Shares outstanding, end of period	225,000	150,000	168,668	168,668	(e)	2,519,794	4,169,794

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 241

	UltraShort Real Estate				UltraShort Semiconductors			UltraShort Technology
	Year Ended May 31, 2012		Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,492,914)		$(2,487,629)		$(171,896)	$(212,782)		$(132,516)	$(165,680)
Net realized gain (loss)	(35,258,366)		(230,156,579)		(7,354,182)	(14,715,828)		(6,182,977)	(9,480,626)
Change in net unrealized appreciation/depreciation	6,773,430		23,683,466		6,003,364	(747,309)		3,759,984	(1,578,599)
Change in Net Assets Resulting from Operations	(29,977,850)		(208,960,742)		(1,522,714)	(15,675,919)		(2,555,509)	(11,224,905)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—		—	—
Net realized gains on investments	—		—		—	—		—	—
Tax return of capital	—		—		—	—		—	—
Total distributions	—		—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	120,274,860		91,426,815		39,149,497	36,659,596		17,130,243	18,785,300
Cost of shares redeemed	(124,576,559)		(148,171,601)		(45,225,844)	(23,683,577)		(16,150,079)	(11,227,977)
Change in net assets resulting from capital transactions	(4,301,699)		(56,744,786)		(6,076,347)	12,976,019		980,164	7,557,323
Change in net assets	(34,279,549)		(265,705,528)		(7,599,061)	(2,699,900)		(1,575,345)	(3,667,582)
NET ASSETS:
Beginning of period	$173,318,737		$439,024,265		$21,777,417	$24,477,317		$18,556,319	$22,223,901
End of period	$139,039,188		$173,318,737		$14,178,356	$21,777,417		$16,980,974	$18,556,319
Accumulated undistributed net investment income (loss) included in end of period net assets	$(733,661)		$(1,168,989)		$(81,848)	$(122,776)		$(70,773)	$(90,501)
SHARE TRANSACTIONS:
Beginning of period	4,244,688	(f)	5,344,688	(f)	479,921	300,000	(d)	337,318	243,750	(e)
Issued	3,100,000	(f)	1,375,000	(f)	825,000	645,000	(d)	450,000	243,750	(e)
Issued in-kind	—	(f)	—	(f)	—	—	(d)	—	—	(e)
Redeemed	(2,703,179	)(f)	(2,475,000	)(f)	(975,000)	(465,079	)(d)	(375,000)	(150,182	)(e)
Redemption in-kind	—	(f)	—	(f)	—	—	(d)	—	—	(e)
Shares outstanding, end of period	4,641,509	(f)	4,244,688	(f)	329,921	479,921	(d)	412,318	337,318	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(f)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

See accompanying notes to the financial statements.

242 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Telecommunications			UltraShort Utilities				Short MSCI EAFE
	Year Ended May 31, 2012	Year Ended May 31, 2011		Year Ended May 31, 2012		Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(22,966)	$(17,142)		$(31,205)		$(46,249)		$(1,889,475)	$(947,023)
Net realized gain (loss)	(516,389)	(749,706)		(936,654)		(2,132,095)		(18,033,124)	(25,927,539)
Change in net unrealized appreciation/depreciation	888,369	(657,315)		208,735		(617,097)		20,197,604	(20,328,720)
Change in Net Assets Resulting from Operations	349,014	(1,424,163)		(759,124)		(2,795,441)		275,005	(47,203,282)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—		—		—	—
Net realized gains on investments	—	—		—		—		—	—
Tax return of capital	—	—		—		—		—	—
Total distributions	—	—		—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	2,204,611		2,027,734		1,334,259		395,714,892	130,352,408
Cost of shares redeemed	—	(781,455)		(2,210,791)		(1,164,890)		(244,173,696)	(143,427,197)
Change in net assets resulting from capital transactions	—	1,423,156		(183,057)		169,369		151,541,196	(13,074,789)
Change in net assets	349,014	(1,007)		(942,181)		(2,626,072)		151,816,201	(60,278,071)
NET ASSETS:
Beginning of period	$2,094,085	$2,095,092		$4,030,032		$6,656,104		$103,751,035	$164,029,106
End of period	$2,443,099	$2,094,085		$3,087,851		$4,030,032		$255,567,236	$103,751,035
Accumulated undistributed net investment income (loss) included in end of period net assets	$(12,909)	$(10,587)		$(17,107)		$(26,062)		$(1,060,739)	$(488,605)
SHARE TRANSACTIONS:
Beginning of period	59,989	30,000	(d)	100,000	(f)	100,000	(f)	2,250,000	2,550,000
Issued	—	45,000	(d)	50,000	(f)	25,000	(f)	7,650,000	2,325,000
Issued in-kind	—	—	(d)	—	(f)	—	(f)	—	—
Redeemed	—	(15,011	)(d)	(50,039	)(f)	(25,000	)(f)	(5,025,000)	(2,625,000)
Redemption in-kind	—	—	(d)	—	(f)	—	(f)	—	—
Shares outstanding, end of period	59,989	59,989	(d)	99,961	(f)	100,000	(f)	4,875,000	2,250,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(f)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 243

	Short MSCI Emerging Markets		Short FTSE China 25		UltraShort MSCI EAFE
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,271,196)	$(1,957,332)	$(94,101)	$(65,475)	$(203,008)	$(192,983)
Net realized gain (loss)	13,205,413	(67,561,885)	138,035	(1,936,819)	2,137,531	(19,973,755)
Change in net unrealized appreciation/depreciation	4,840,690	(9,252,487)	(193,589)	36,257	(59,149)	38,123
Change in Net Assets Resulting from Operations	15,774,907	(78,771,704)	(149,655)	(1,966,037)	1,875,374	(20,128,615)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	229,823,221	114,224,956	12,175,788	6,481,104	31,449,334	6,560,562
Cost of shares redeemed	(148,178,585)	(117,832,295)	(10,552,657)	(2,175,672)	(24,488,404)	(18,922,505)
Change in net assets resulting from capital transactions	81,644,636	(3,607,339)	1,623,131	4,305,432	6,960,930	(12,361,943)
Change in net assets	97,419,543	(82,379,043)	1,473,476	2,339,395	8,836,304	(32,490,558)
NET ASSETS:
Beginning of period	$220,729,964	$303,109,007	$9,921,208	$7,581,813	$15,112,385	$47,602,943
End of period	$318,149,507	$220,729,964	$11,394,684	$9,921,208	$23,948,689	$15,112,385
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,268,355)	$(1,104,257)	$(54,343)	$(43,097)	$(115,208)	$(78,472)
SHARE TRANSACTIONS:
Beginning of period	7,500,000	7,575,000	250,001	150,001	675,000	1,050,000
Issued	6,825,000	3,450,000	250,000	150,000	1,125,000	225,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(4,650,000)	(3,525,000)	(250,001)	(50,000)	(900,000)	(600,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	9,675,000	7,500,000	250,000	250,001	900,000	675,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

244 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort MSCI Emerging Markets		UltraShort MSCI Europe			UltraShort MSCI Pacific ex-Japan
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(858,313)	$(1,166,781)	$(1,072,830)	$(531,263)		$(22,824)	$(27,067)
Net realized gain (loss)	(22,494,774)	(72,727,171)	(15,068,994)	(61,438,811)		780,990	(2,887,407)
Change in net unrealized appreciation/depreciation	41,245,501	(23,901,641)	20,470,419	(13,846,844)		(385,394)	734,613
Change in Net Assets Resulting from Operations	17,892,414	(97,795,593)	4,328,595	(75,816,918)		372,772	(2,179,861)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—	—
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	140,520,735	160,902,183	285,584,433	59,218,116		1,085	6,038,848
Cost of shares redeemed	(169,461,442)	(176,157,767)	(51,464,593)	(130,234,412)		(4,959,772)	(445)
Change in net assets resulting from capital transactions	(28,940,707)	(15,255,584)	234,119,840	(71,016,296)		(4,958,687)	6,038,403
Change in net assets	(11,048,293)	(113,051,177)	238,448,435	(146,833,214)		(4,585,915)	3,858,542
NET ASSETS:
Beginning of period	$118,186,758	$231,237,935	$40,408,558	$187,241,772		$7,084,357	$3,225,815
End of period	$107,138,465	$118,186,758	$278,856,993	$40,408,558		$2,498,442	$7,084,357
Accumulated undistributed net investment income (loss) included in end of period net assets	$(440,912)	$(630,633)	$(746,197)	$(227,138)		$(11,867)	$(19,573)
SHARE TRANSACTIONS:
Beginning of period	4,094,744	4,169,744	949,847	1,750,000	(e)	149,992	30,000	(d)
Issued	4,050,000	4,725,000	6,000,000	775,000	(e)	—	120,000	(d)
Issued in-kind	—	—	—	—	(e)	—	—	(d)
Redeemed	(4,875,000)	(4,800,000)	(1,000,000)	(1,575,153	)(e)	(100,000)	(8	)(d)
Redemption in-kind	—	—	—	—	(e)	—	—	(d)
Shares outstanding, end of period	3,269,744	4,094,744	5,949,847	949,847	(e)	49,992	149,992	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 245

	UltraShort MSCI Brazil				UltraShort FTSE China 25		UltraShort MSCI Japan
	Year Ended May 31, 2012		Year Ended May 31, 2011		Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(130,488)		$(216,340)		$(1,751,343)	$(1,943,919)	$(174,609)	$(190,810)
Net realized gain (loss)	3,593,723		(27,030,538)		(26,343,644)	(116,884,029)	(1,016,668)	(9,614,196)
Change in net unrealized appreciation/depreciation	1,925,017		9,116,622		80,715,753	(16,229,810)	648,389	30,003
Change in Net Assets Resulting from Operations	5,388,252		(18,130,256)		52,620,766	(135,057,758)	(542,888)	(9,775,003)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	17,136,268		17,152,845		110,360,596	89,374,455	5,737	67,796,472
Cost of shares redeemed	(17,543,752)		(27,367,084)		(131,957,685)	(181,066,619)	(25,543,485)	(35,134,874)
Change in net assets resulting from capital transactions	(407,484)		(10,214,239)		(21,597,089)	(91,692,164)	(25,537,748)	32,661,598
Change in net assets	4,980,768		(28,344,495)		31,023,677	(226,749,922)	(26,080,636)	22,886,595
NET ASSETS:
Beginning of period	$14,232,268		$42,576,763		$173,727,041	$400,476,963	$37,638,870	$14,752,275
End of period	$19,213,036		$14,232,268		$204,750,718	$173,727,041	$11,558,234	$37,638,870
Accumulated undistributed net investment income (loss) included in end of period net assets	$(76,704)		$(97,405)		$(952,607)	$(981,621)	$(73,115)	$(138,298)
SHARE TRANSACTIONS:
Beginning of period	237,500	(i)	412,500	(i)	6,869,589	9,494,589	1,050,000	300,000
Issued	225,000	(i)	212,500	(i)	3,825,000	2,850,000	—	1,725,000
Issued in-kind	—	(i)	—	(i)	—	—	—	—
Redeemed	(237,549	)(i)	(387,500	)(i)	(3,900,000)	(5,475,000)	(750,000)	(975,000)
Redemption in-kind	—	(i)	—	(i)	—	—	—	—
Shares outstanding, end of period	224,951	(i)	237,500	(i)	6,794,589	6,869,589	300,000	1,050,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(i)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

See accompanying notes to the financial statements.

246 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort MSCI Mexico Investable Market			Short 7-10 Year Treasury		Short 20+ Year Treasury
	Year Ended May 31, 2012	Year Ended May 31, 2011		Year Ended May 31, 2012	April 4, 2011* through May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(21,799)	$(28,801)		$(146,672)	$(8,287)	$(7,908,903)	$(6,022,027)
Net realized gain (loss)	(624,802)	(1,719,016)		(1,365,404)	(2,725)	(201,405,624)	(21,392,970)
Change in net unrealized appreciation/depreciation	460,267	(442,910)		(667,637)	(242,058)	(140,353,450)	(37,364,865)
Change in Net Assets Resulting from Operations	(186,334)	(2,190,727)		(2,179,713)	(253,070)	(349,667,977)	(64,779,862)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	—	—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	3,332,618		15,193,939	7,926,240	730,583,985	659,258,081
Cost of shares redeemed	—	(2,141,062)		(5,971,631)	—	(539,223,728)	(67,372,561)
Change in net assets resulting from capital transactions	—	1,191,556		9,222,308	7,926,240	191,360,257	591,885,520
Change in net assets	(186,334)	(999,171)		7,042,595	7,673,170	(158,307,720)	527,105,658
NET ASSETS:
Beginning of period	$2,465,496	$3,464,667		$7,673,170	$—	$1,006,623,571	$479,517,913
End of period	$2,279,162	$2,465,496		$14,715,765	$7,673,170	$848,315,851	$1,006,623,571
Accumulated undistributed net investment income (loss) included in end of period net assets	$(11,088)	$(13,059)		$(93,713)	$(8,287)	$(4,133,415)	$(4,461,439)
SHARE TRANSACTIONS:
Beginning of period	49,986	37,500	(e)	200,001	—	24,150,001	10,550,001
Issued	—	37,500	(e)	425,000	200,001	21,050,000	15,150,000
Issued in-kind	—	—	(e)	—	—	—	—
Redeemed	—	(25,014	)(e)	(175,001)	—	(15,950,001)	(1,550,000)
Redemption in-kind	—	—	(e)	—	—	—	—
Shares outstanding, end of period	49,986	49,986	(e)	450,000	200,001	29,250,000	24,150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 247

	Short High Yield		Short Investment Grade Corporate		UltraShort 3-7 Year Treasury
	Year Ended May 31, 2012	March 21, 2011* through May 31, 2011	Year Ended May 31, 2012	March 28, 2011* through May 31, 2011	Year Ended May 31, 2012	April 4, 2011* through May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(337,912)	$(10,351)	$(27,565)	$(6,451)	$(39,858)	$(5,686)
Net realized gain (loss)	(2,073,917)	—	(106,179)	—	(693,873)	—
Change in net unrealized appreciation/depreciation	(2,652,514)	(135,822)	(243,102)	(138,599)	56,717	(228,462)
Change in Net Assets Resulting from Operations	(5,064,343)	(146,173)	(376,846)	(145,050)	(677,014)	(234,148)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	117,378,508	9,891,788	1,847,236	4,000,480	1,796,700	4,000,920
Cost of shares redeemed	(74,689,260)	—	(1,894,363)	—	(33)	—
Change in net assets resulting from capital transactions	42,689,248	9,891,788	(47,127)	4,000,480	1,796,667	4,000,920
Change in net assets	37,624,905	9,745,615	(423,973)	3,855,430	1,119,653	3,766,772
NET ASSETS:
Beginning of period	$9,745,615	$—	$3,855,430	$—	$3,766,772	$—
End of period	$47,370,520	$9,745,615	$3,431,457	$3,855,430	$4,886,425	$3,766,772
Accumulated undistributed net investment income (loss) included in end of period net assets	$(179,875)	$(10,351)	$(16,838)	$(6,451)	$(23,291)	$(5,686)
SHARE TRANSACTIONS:
Beginning of period	250,001	—	100,001	—	100,001	—
Issued	3,000,000	250,001	50,000	100,001	50,000	100,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,950,001)	—	(50,001)	—	(1)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,300,000	250,001	100,000	100,001	150,000	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

248 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury		UltraShort TIPS
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2012	February 9, 2011* through May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,697,705)	$(3,472,480)	$(35,588,331)	$(43,163,786)	$(25,466)	$(10,144)
Net realized gain (loss)	(84,758,099)	(108,714,035)	(2,888,230,844)	(340,519,498)	(559,038)	—
Change in net unrealized appreciation/depreciation	(44,087,806)	41,397,430	(445,307,317)	(553,261,029)	(315,300)	(473,243)
Change in Net Assets Resulting from Operations	(132,543,610)	(70,789,085)	(3,369,126,492)	(936,944,313)	(899,804)	(483,387)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	305,144,837	251,982,933	4,666,332,108	4,777,474,551	2,899,626	4,000,480
Cost of shares redeemed	(315,976,296)	(69,987,503)	(3,929,004,187)	(3,192,863,972)	(1,474,597)	—
Change in net assets resulting from capital transactions	(10,831,459)	181,995,430	737,327,921	1,584,610,579	1,425,029	4,000,480
Change in net assets	(143,375,069)	111,206,345	(2,631,798,571)	647,666,266	525,225	3,517,093
NET ASSETS:
Beginning of period	$478,836,711	$367,630,366	$5,806,616,838	$5,158,950,572	$3,517,093	$—
End of period	$335,461,642	$478,836,711	$3,174,818,267	$5,806,616,838	$4,042,318	$3,517,093
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,936,362)	$(2,351,954)	$(16,289,747)	$(28,519,753)	$(12,816)	$(10,144)
SHARE TRANSACTIONS:
Beginning of period	12,375,000	7,875,000	175,200,000	128,550,000	100,001	—
Issued	9,450,000	6,150,000	208,275,000	133,200,000	100,000	100,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(9,900,000)	(1,650,000)	(179,475,000)	(86,550,000)	(50,001)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	11,925,000	12,375,000	204,000,000	175,200,000	150,000	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 249

	UltraPro Short 20+ Year Treasury	Credit Suisse 130/30		Hedge Replication ETF	RAFI® Long/Short
	March 27, 2012* through May 31, 2012	Year Ended May 31, 2012	Year Ended May 31, 2011	July 12, 2011* through May 31, 2012	Year Ended May 31, 2012	December 2, 2010* through May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(6,280)	$1,047,733	$699,416	$(50,697)	$173,027	$32,003
Net realized gain (loss)	(8,509)	2,338,146	3,030,167	44,822	(94,734)	(130,295)
Change in net unrealized appreciation/depreciation	(1,515,161)	(9,176,576)	11,248,822	(424,160)	(2,309,181)	7,209
Change in Net Assets Resulting from Operations	(1,529,950)	(5,790,697)	14,978,405	(430,035)	(2,230,888)	(91,083)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(865,804)	(507,344)	—	(163,412)	(14,684)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(865,804)	(507,344)	—	(163,412)	(14,684)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	9,774,037	23,789,504	53,003,235	27,610,116	13,460,137	20,808,140
Cost of shares redeemed	(3,134,913)	(54,815,784)	(7,267,640)	(10,028,566)	(15,290,790)	(2,068,911)
Change in net assets resulting from capital transactions	6,639,124	(31,026,280)	45,735,595	17,581,550	(1,830,653)	18,739,229
Change in net assets	5,109,174	(37,682,781)	60,206,656	17,151,515	(4,224,953)	18,633,462
NET ASSETS:
Beginning of period	$—	$114,976,571	$54,769,915	$—	$18,633,462	$—
End of period	$5,109,174	$77,293,790	$114,976,571	$17,151,515	$14,408,509	$18,633,462
Accumulated undistributed net investment income (loss) included in end of period net assets	$(6,280)	$358,507	$175,589	$(26,919)	$26,934	$17,319
SHARE TRANSACTIONS:
Beginning of period	—	1,850,001	1,100,001	—	450,001	—
Issued	450,001	—	100,000	700,001	350,000	450,001
Issued in-kind	—	400,000	800,000	—	—	50,000
Redeemed	(150,000)	(1)	—	(250,001)	(100,001)	(50,000)
Redemption in-kind	—	(950,000)	(150,000)	—	(300,000)	—
Shares outstanding, end of period	300,001	1,300,000	1,850,001	450,000	400,000	450,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

250 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	German Sovereign / Sub- Sovereign ETF	USD Covered Bond	30 Year TIPS/TSY Spread	UltraPro 10 Year TIPS/TSY Spread	Short 30 Year TIPS/TSY Spread	UltraPro Short 10 Year TIPS/TSY Spread
	January 24, 2012* through May 31, 2012	May 21, 2012* through May 31, 2012	January 10, 2012* through May 31, 2012	February 7, 2012* through May 31, 2012	January 10, 2012* through May 31, 2012	February 7, 2012* through May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$13,173	$3,034	$44,189	$37,565	$27,647	$11,501
Net realized gain (loss)	6,596	—	(107,002)	(28,550)	(50,958)	2,233
Change in net unrealized appreciation/depreciation	(71,142)	19,451	(89,485)	(147,821)	120,703	65,918
Change in Net Assets Resulting from Operations	(51,373)	22,485	(152,298)	(138,806)	97,392	79,652
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,590)	—	—	—	(11,739)	(3,528)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(9,590)	—	—	—	(11,739)	(3,528)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,016,040	13,000,100	4,004,040	4,003,790	4,004,040	4,003,790
Cost of shares redeemed	—	—	—	—	—	—
Change in net assets resulting from capital transactions	4,016,040	13,000,100	4,004,040	4,003,790	4,004,040	4,003,790
Change in net assets	3,955,077	13,022,585	3,851,742	3,864,984	4,089,693	4,079,914
NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—
End of period	$3,955,077	$13,022,585	$3,851,742	$3,864,984	$4,089,693	$4,079,914
Accumulated undistributed net investment income (loss) included in end of period net assets	$3,583	$3,034	$44,189	$37,565	$15,908	$7,973
SHARE TRANSACTIONS:
Beginning of period	—	—	—	—	—	—
Issued	100,001	—	100,001	100,001	100,001	100,001
Issued in-kind	—	130,001	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,001	130,001	100,001	100,001	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 251

Financial Highlights

252 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ®
Year ended May 31, 2012(s)	$46.18	$(0.18)	$3.80		$0.01		$3.63	$—	$—	$—	$—	$49.81	7.87%	7.89%
Year ended May 31, 2011(s)	28.90	(0.14)	17.41		0.01		17.28	—	—	—	—	46.18	59.76	59.98
Year ended May 31, 2010(s)	18.06	(0.11)	10.94		0.01		10.84	—	—	—	—	28.90	60.09	60.08
Year ended May 31, 2009(s)	45.21	(0.04)	(27.09)		—	(h)	(27.13)	—	—	(0.02)	(0.02)	18.06	(60.05)	(60.09)
Year ended May 31, 2008(s)	47.29	0.07	0.38		0.02		0.47	(0.04)	(2.51)	—	(2.55)	45.21	0.57	0.52
Ultra Dow30SM
Year ended May 31, 2012	64.78	0.24	(2.29	)(i)	0.01		(2.04)	(0.29)	—	—	(0.29)	62.45	(3.12)	(3.09)
Year ended May 31, 2011	41.60	0.25	23.22		0.01		23.48	(0.30)	—	—	(0.30)	64.78	56.67	56.58
Year ended May 31, 2010	29.21	0.41	12.49		0.01		12.91	(0.52)	—	—	(0.52)	41.60	44.49	43.08
Year ended May 31, 2009	75.75	0.72	(46.46)		0.02		(45.72)	(0.82)	—	—	(0.82)	29.21	(60.66)	(60.22)
Year ended May 31, 2008	97.22	1.43	(18.05)		0.03		(16.59)	(1.32)	(3.56)	—	(4.88)	75.75	(17.59)	(17.61)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Year ended May 31, 2012(s)	1.01%	0.95%	(0.47)%	(0.41)%	$646,297	6%
Year ended May 31, 2011(s)	1.03	0.95	(0.45)	(0.37)	768,865	23
Year ended May 31, 2010(s)	1.03	0.95	(0.50)	(0.42)	789,059	32
Year ended May 31, 2009(s)	1.03	0.95	(0.29)	(0.20)	1,080,608	73
Year ended May 31, 2008(s)	1.04	0.95	0.06	0.15	908,687	39
Ultra Dow30SM
Year ended May 31, 2012	0.99	0.95	0.37	0.40	206,097	—	(j)
Year ended May 31, 2011	1.00	0.95	0.43	0.48	340,085	—	(j)
Year ended May 31, 2010	0.99	0.95	1.02	1.06	333,813	30
Year ended May 31, 2009	0.99	0.95	2.22	2.26	602,468	73
Year ended May 31, 2008	1.02	0.95	1.69	1.76	301,090	64

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 253

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra S&P500®
Year ended May 31, 2012	$54.98	$0.28	$(4.34)		$0.01		$(4.05)	$(0.27)	$—	$—	$(0.27)	$50.66	(7.35)%	(6.95)%
Year ended May 31, 2011	36.25	0.30	18.76		—	(h)	19.06	(0.33)	—	—	(0.33)	54.98	52.87	52.94
Year ended May 31, 2010	26.21	0.29	10.09		0.01		10.39	(0.34)	—	(0.01)	(0.35)	36.25	39.73	38.68
Year ended May 31, 2009	73.99	0.43	(47.71)		0.01		(47.27)	(0.51)	—	—	(0.51)	26.21	(64.09)	(63.77)
Year ended May 31, 2008	98.42	1.06	(21.20)		0.03		(20.11)	(1.04)	(3.28)	—	(4.32)	73.99	(20.88)	(21.07)
Ultra Russell3000
Year ended May 31, 2012	88.91	(0.31)	(9.27	)(i)	0.03		(9.55)	—	—	—	—	79.36	(10.75)	(7.89)
Year ended May 31, 2011	57.52	(0.09)	31.61		0.02		31.54	(0.15)	—	—	(0.15)	88.91	54.93	51.67
June 30, 2009* through May 31, 2010	40.00	0.44	17.29		0.03		17.76	(0.24)	—	—	(0.24)	57.52	44.37	44.50
Ultra MidCap400
Year ended May 31, 2012	76.74	(0.14)	(15.38)		0.02		(15.50)	—	—	—	—	61.24	(20.20)	(20.35)
Year ended May 31, 2011	45.55	(0.10)	31.30		—	(h)	31.20	(0.01)	—	—	(0.01)	76.74	68.51	68.78
Year ended May 31, 2010	26.82	0.04	18.79		0.01		18.84	(0.05)	—	(0.06)	(0.11)	45.55	70.39	69.69
Year ended May 31, 2009	80.92	0.21	(53.99)		0.01		(53.77)	(0.33)	—	—	(0.33)	26.82	(66.62)	(66.55)
Year ended May 31, 2008	99.03	0.58	(14.44)		0.01		(13.85)	(0.54)	(3.72)	—	(4.26)	80.92	(13.85)	(13.82)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra S&P500®
Year ended May 31, 2012	0.91%	0.91%	0.57%	0.57%	$1,276,642	3%
Year ended May 31, 2011	0.92	0.92	0.67	0.67	1,661,717	4
Year ended May 31, 2010	0.92	0.92	0.84	0.84	1,642,205	57
Year ended May 31, 2009	0.95	0.95	1.68	1.68	2,398,029	77
Year ended May 31, 2008	0.98	0.95	1.34	1.37	904,503	18
Ultra Russell3000
Year ended May 31, 2012	6.85	0.95	(6.30)	(0.41)	3,968	75
Year ended May 31, 2011	3.70	0.95	(2.88)	(0.13)	8,891	42
June 30, 2009* through May 31, 2010	4.17	0.95	(2.37)	0.85	5,752	8
Ultra MidCap400
Year ended May 31, 2012	1.00	0.95	(0.27)	(0.22)	78,077	143
Year ended May 31, 2011	1.07	0.95	(0.30)	(0.17)	166,912	12
Year ended May 31, 2010	1.06	0.95	(0.01)	0.10	116,151	51
Year ended May 31, 2009	1.18	0.95	0.48	0.71	158,895	167
Year ended May 31, 2008	1.25	0.95	0.41	0.71	133,524	56

*  Commencement of investment operations.

See accompanying notes to the financial statements.

254 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra SmallCap600
Year ended May 31, 2012	$54.44	$(0.04)	$(9.93)	$—	(h)	$(9.97)	$(0.02)	$—	$—	$(0.02)	$44.45	(18.33)%	(18.47)%
Year ended May 31, 2011	34.34	(0.04)	20.15	—	(h)	20.11	(0.01)	—	—	(0.01)	54.44	58.61	58.34
Year ended May 31, 2010	20.21	(0.02)	14.18	—	(h)	14.16	(0.01)	—	(0.02)	(0.03)	34.34	70.13	70.23
Year ended May 31, 2009	58.20	0.14	(37.99)	0.01		(37.84)	(0.15)	—	—	(0.15)	20.21	(65.10)	(65.02)
Year ended May 31, 2008	82.62	0.33	(21.49)	0.01		(21.15)	(0.63)	(2.64)	—	(3.27)	58.20	(25.80)	(26.27)
Ultra Russell2000
Year ended May 31, 2012	49.69	(0.04)	(12.88)	0.01		(12.91)	(0.01)	—	—	(0.01)	36.77	(25.98)	(26.20)
Year ended May 31, 2011	31.27	(0.06)	18.49	—	(h)	18.43	(0.01)	—	—	(0.01)	49.69	58.90	58.99
Year ended May 31, 2010	18.76	— (h)	12.54	0.01		12.55	— (h)	—	(0.04)	(0.04)	31.27	66.93	67.40
Year ended May 31, 2009	55.88	0.14	(37.07)	0.01		(36.92)	(0.20)	—	—	(0.20)	18.76	(66.18)	(66.31)
Year ended May 31, 2008	79.77	0.36	(22.76)	0.03		(22.37)	(0.65)	(0.87)	—	(1.52)	55.88	(28.28)	(28.48)
UltraPro QQQ®
Year ended May 31, 2012(s)	44.11	(0.15)	1.54	0.02		1.41	—	—	—	—	45.52	3.18	3.00
Year ended May 31, 2011(p)(s)	22.72	(0.13)	21.51	0.01		21.39	—	—	—	—	44.11	94.21	94.24
February 9, 2010* through May 31, 2010(p)(s)	20.00	(0.02)	2.74 (i)	—	(h)	2.72	—	—	—	—	22.72	13.59	13.81

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra SmallCap600
Year ended May 31, 2012	1.27%	0.95%	(0.42)%	(0.10)%	$23,337	13%
Year ended May 31, 2011	1.32	0.95	(0.47)	(0.10)	49,000	12
Year ended May 31, 2010	1.24	0.95	(0.34)	(0.06)	54,089	48
Year ended May 31, 2009	1.62	0.95	(0.07)	0.60	54,565	182
Year ended May 31, 2008	2.10	0.95	(0.61)	0.54	21,824	45
Ultra Russell2000
Year ended May 31, 2012	1.22	0.95	(0.37)	(0.09)	154,414	29
Year ended May 31, 2011	1.16	0.95	(0.37)	(0.16)	272,027	43
Year ended May 31, 2010	1.21	0.95	(0.27)	(0.01)	264,982	98
Year ended May 31, 2009	1.30	0.95	0.34	0.69	303,990	205
Year ended May 31, 2008	1.49	0.95	0.11	0.65	113,165	48
UltraPro QQQ®
Year ended May 31, 2012(s)	1.08	0.95	(0.49)	(0.36)	193,446	21
Year ended May 31, 2011(p)(s)	1.15	0.95	(0.58)	(0.38)	132,342	31
February 9, 2010* through May 31, 2010(p)(s)	1.64	0.95	(0.89)	(0.20)	45,433	55

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 255

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Dow30SM
Year ended May 31, 2012(t)	$51.66	$0.21	$(5.61	)(i)	$0.01		$(5.39)	$(0.22)	$—	$—	$(0.22)	$46.05	(10.46)%	(10.36)%
Year ended May 31, 2011(t)	27.16	0.17	24.45		0.01		24.63	(0.13)	—	—	(0.13)	51.66	90.95	90.97
February 9, 2010* through May 31, 2010(t)	26.67	0.05	0.45	(i)	—	(h)	0.50	(0.01)	—	—	(0.01)	27.16	1.86	1.75
UltraPro S&P500®
Year ended May 31, 2012	83.31	0.14	(15.02)		0.03		(14.85)	(0.03)	—	—	(0.03)	68.43	(17.80)	(17.78)
Year ended May 31, 2011(q)	45.67	0.06	37.66		0.02		37.74	(0.10)	—	—	(0.10)	83.31	82.78	83.01
June 23, 2009* through May 31, 2010(q)	26.67	0.25	18.81		0.02		19.08	(0.08)	—	—	(0.08)	45.67	71.53	71.23
UltraPro MidCap400
Year ended May 31, 2012	103.15	(0.30)	(37.88)		0.02		(38.16)	—	—	—	—	64.99	(36.99)	(37.05)
Year ended May 31, 2011(p)	49.54	(0.15)	53.79		—	(h)	53.64	—	—	(0.03)	(0.03)	103.15	108.32	107.99
February 9, 2010* through May 31, 2010(p)	40.00	—	9.55		—	(h)	9.55	(0.01)	—	—	(0.01)	49.54	23.88	24.00
UltraPro Russell2000
Year ended May 31, 2012	97.41	(0.05)	(44.62)		0.01		(44.66)	— (h)	—	—	— (h)	52.75	(45.84)	(46.07)
Year ended May 31, 2011(p)	52.21	(0.21)	45.39		0.02		45.20	—	—	—	—	97.41	86.57	86.53
February 9, 2010* through May 31, 2010(p)	40.00	(0.05)	12.26		—		12.21	—	—	—	—	52.21	30.53	30.64

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Dow30SM
Year ended May 31, 2012(t)	1.12%	0.95%	0.30%	0.47%	$43,743	29%
Year ended May 31, 2011(t)	1.32	0.95	0.06	0.43	46,495	—	(j)
February 9, 2010* through May 31, 2010(t)	1.85	0.95	(0.36)	0.54	12,221	44
UltraPro S&P500®
Year ended May 31, 2012	1.00	0.95	0.17	0.22	273,721	90
Year ended May 31, 2011(q)	1.03	0.95	0.01	0.10	270,748	70
June 23, 2009* through May 31, 2010(q)	1.27	0.95	0.24	0.56	137,017	69
UltraPro MidCap400
Year ended May 31, 2012	1.40	0.95	(0.89)	(0.45)	22,748	115
Year ended May 31, 2011(p)	1.27	0.95	(0.54)	(0.22)	46,415	35
February 9, 2010* through May 31, 2010(p)	2.18	0.95	(1.25)	(0.02)	19,818	55
UltraPro Russell2000
Year ended May 31, 2012	1.39	0.95	(0.53)	(0.09)	84,407	93
Year ended May 31, 2011(p)	1.54	0.95	(0.89)	(0.30)	73,060	116
February 9, 2010* through May 31, 2010(p)	3.03	0.95	(2.36)	(0.27)	15,662	3

*  Commencement of investment operations.

See accompanying notes to the financial statements.

256 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell1000 Value
Year ended May 31, 2012	$33.56	$0.11	$(4.97)	$—	(h)	$(4.86)	$(0.11)	$—	$—	$(0.11)	$28.59	(14.45)%	(13.20)%
Year ended May 31, 2011	22.77	0.18	10.80	—	(h)	10.98	(0.19)	—	—	(0.19)	33.56	48.45	45.83
Year ended May 31, 2010	16.07	0.19	6.73	—	(h)	6.92	(0.22)	—	—	(0.22)	22.77	43.23	43.48
Year ended May 31, 2009	51.92	0.41	(35.73)	0.01		(35.31)	(0.54)	—	—	(0.54)	16.07	(68.39)	(68.15)
Year ended May 31, 2008	75.96	1.16	(23.81)	—		(22.65)	(1.39)	—	—	(1.39)	51.92	(30.10)	(30.02)
Ultra Russell1000 Growth
Year ended May 31, 2012	58.68	0.02	(2.35)	—	(h)	(2.33)	(0.07)	—	—	(0.07)	56.28	(3.99)	(2.12)
Year ended May 31, 2011	36.40	0.06	22.30	—	(h)	22.36	(0.08)	—	—	(0.08)	58.68	61.51	59.72
Year ended May 31, 2010	25.84	0.22	10.63	—	(h)	10.85	(0.28)	—	(0.01)	(0.29)	36.40	42.02	44.11
Year ended May 31, 2009	66.57	0.23	(40.72)	0.01		(40.48)	(0.22)	—	(0.03)	(0.25)	25.84	(60.90)	(61.15)
Year ended May 31, 2008	75.80	0.45	(7.08)	0.02		(6.61)	(0.58)	(2.04)	—	(2.62)	66.57	(8.94)	(9.25)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell1000 Value
Year ended May 31, 2012	3.10%	0.95%	(1.75)%	0.40%	$6,434	43%
Year ended May 31, 2011	1.94	0.95	(0.31)	0.68	15,100	30
Year ended May 31, 2010	1.87	0.95	(0.04)	0.88	13,660	68
Year ended May 31, 2009	2.67	0.95	0.66	2.38	20,484	163
Year ended May 31, 2008	2.06	0.95	0.81	1.92	7,789	36
Ultra Russell1000 Growth
Year ended May 31, 2012	1.86	0.95	(0.87)	0.04	12,662	20
Year ended May 31, 2011	1.84	0.95	(0.77)	0.12	17,604	59
Year ended May 31, 2010	1.51	0.95	0.09	0.65	13,649	53
Year ended May 31, 2009	1.93	0.95	(0.17)	0.81	29,072	138
Year ended May 31, 2008	1.56	0.95	0.06	0.67	39,944	33

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 257

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell MidCap Value
Year ended May 31, 2012	$42.67	$0.09	$(8.45)	$—	(h)	$(8.36)	$(0.09)	$—	$—	$(0.09)	$34.22	(19.62)%	(19.78)%
Year ended May 31, 2011	26.83	(0.02)	15.92	—	(h)	15.90	(0.06)	—	—	(0.06)	42.67	59.36	57.88
Year ended May 31, 2010	15.31	0.18	11.55	—	(h)	11.73	(0.20)	—	(0.01)	(0.21)	26.83	77.01	77.99
Year ended May 31, 2009	52.21	0.30	(36.82)	0.01		(36.51)	(0.39)	—	—	(0.39)	15.31	(70.21)	(70.11)
Year ended May 31, 2008	74.99	0.81	(22.39)	0.01		(21.57)	(1.21)	—	—	(1.21)	52.21	(28.91)	(29.08)
Ultra Russell MidCap Growth
Year ended May 31, 2012	58.41	(0.25)	(11.50)	0.01		(11.74)	—	—	—	—	46.67	(20.10)	(18.45)
Year ended May 31, 2011	32.98	(0.16)	25.59	—	(h)	25.43	—	—	—	—	58.41	77.11	76.30
Year ended May 31, 2010	20.61	— (h)	12.40	—	(h)	12.40	(0.02)	—	(0.01)	(0.03)	32.98	60.20	60.03
Year ended May 31, 2009	65.61	0.07	(45.00)	—	(h)	(44.93)	(0.07)	—	—	(0.07)	20.61	(68.49)	(68.40)
Year ended May 31, 2008	76.27	0.25	(8.57)	0.03		(8.29)	(0.34)	(2.03)	—	(2.37)	65.61	(10.93)	(10.89)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell MidCap Value
Year ended May 31, 2012	3.17%	0.95%	(1.96)%	0.26%	$5,134	30%
Year ended May 31, 2011	2.82	0.95	(1.94)	(0.07)	9,602	92
Year ended May 31, 2010	1.77	0.95	(0.03)	0.80	12,073	45
Year ended May 31, 2009	3.77	0.95	(0.95)	1.87	13,777	140
Year ended May 31, 2008	2.44	0.95	(0.10)	1.39	3,916	59
Ultra Russell MidCap Growth
Year ended May 31, 2012	2.07	0.95	(1.65)	(0.53)	10,500	39
Year ended May 31, 2011	2.03	0.95	(1.45)	(0.37)	17,523	73
Year ended May 31, 2010	1.75	0.95	(0.82)	(0.02)	14,842	48
Year ended May 31, 2009	2.54	0.95	(1.28)	0.31	15,460	153
Year ended May 31, 2008	1.95	0.95	(0.62)	0.38	19,682	132

See accompanying notes to the financial statements.

258 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000 Value
Year ended May 31, 2012	$35.15	$0.06	$(9.01)	$—	(h)	$(8.95)	$(0.07)	$—	$—	$(0.07)	$26.13	(25.47)%	(25.61)%
Year ended May 31, 2011	24.85	0.05	10.36	—	(h)	10.41	(0.11)	—	—	(0.11)	35.15	42.00	39.76
Year ended May 31, 2010	14.47	0.10	10.40	—	(h)	10.50	(0.12)	—	—	(0.12)	24.85	72.89	74.04
Year ended May 31, 2009	44.79	0.25	(30.24)	0.01		(29.98)	(0.34)	—	—	(0.34)	14.47	(67.25)	(67.52)
Year ended May 31, 2008	70.79	0.63	(25.70)	—	(h)	(25.07)	(0.93)	—	—	(0.93)	44.79	(35.68)	(35.19)
Ultra Russell2000 Growth
Year ended May 31, 2012	57.95	(0.25)	(15.87)	0.01		(16.11)	—	—	—	—	41.84	(27.80)	(27.76)
Year ended May 31, 2011	32.97	(0.21)	25.19	—		24.98	—	—	—	—	57.95	75.71	75.26
Year ended May 31, 2010	20.61	(0.12)	12.48	—	(h)	12.36	—	—	—	—	32.97	59.97	61.15
Year ended May 31, 2009	58.31	— (h)	(37.69)	0.01		(37.68)	(0.02)	—	—	(0.02)	20.61	(64.62)	(64.85)
Year ended May 31, 2008	74.06	0.18	(15.03)	—	(h)	(14.85)	(0.29)	(0.61)	—	(0.90)	58.31	(20.16)	(18.93)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell2000 Value
Year ended May 31, 2012	2.69%	0.95%	(1.51)%	0.23%	$7,840	36%
Year ended May 31, 2011	1.68	0.95	(0.54)	0.19	18,454	37
Year ended May 31, 2010	2.12	0.95	(0.69)	0.48	20,502	70
Year ended May 31, 2009	3.88	0.95	(1.63)	1.30	18,448	175
Year ended May 31, 2008	2.90	0.95	(0.66)	1.29	10,078	84
Ultra Russell2000 Growth
Year ended May 31, 2012	1.96	0.95	(1.58)	(0.57)	12,552	80
Year ended May 31, 2011	1.54	0.95	(1.07)	(0.48)	34,773	36
Year ended May 31, 2010	1.80	0.95	(1.27)	(0.43)	19,785	60
Year ended May 31, 2009	3.23	0.95	(2.29)	— (m)	23,183	189
Year ended May 31, 2008	2.59	0.95	(1.35)	0.30	13,120	72

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 259

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Basic Materials
Year ended May 31, 2012	$54.30	$0.13	$(24.36)		$—	(h)	$(24.23)	$(0.05)	$—	$—	$(0.05)	$30.02	(44.65)%	(44.72)%
Year ended May 31, 2011	29.38	(0.11)	25.05		0.01		24.95	(0.03)	—	—	(0.03)	54.30	85.03	84.40
Year ended May 31, 2010	19.87	0.14	9.51	(i)	0.01		9.66	(0.15)	—	—	(0.15)	29.38	48.75	49.56
Year ended May 31, 2009	104.14	0.26	(84.16	)(i)	0.01		(83.89)	(0.38)	—	—	(0.38)	19.87	(80.67)	(80.65)
Year ended May 31, 2008	91.28	1.10	24.52		0.04		25.66	(1.13)	(11.67)	—	(12.80)	104.14	31.61	31.03
Ultra Nasdaq Biotechnology
Year ended May 31, 2012	80.88	(0.53)	14.74	(i)	0.02		14.23	—	—	—	—	95.11	17.59	17.84
Year ended May 31, 2011	46.00	(0.25)	35.21		0.01		34.97	(0.04)	—	(0.05)	(0.09)	80.88	76.12	74.60
April 7, 2010* through May 31, 2010	60.00	(0.06)	(13.95)		0.01		(14.00)	—	—	—	—	46.00	(23.33)	(22.55)
Ultra Consumer Goods
Year ended May 31, 2012	83.28	0.44	1.88		—	(h)	2.32	(0.22)	—	—	(0.22)	85.38	2.78	3.65
Year ended May 31, 2011	50.42	0.44	32.83		0.01		33.28	(0.42)	—	—	(0.42)	83.28	66.45	65.87
Year ended May 31, 2010	35.37	0.72	15.00		—	(h)	15.72	(0.67)	—	—	(0.67)	50.42	44.58	44.24
Year ended May 31, 2009	65.69	0.69	(30.25)		0.01		(29.55)	(0.77)	—	—	(0.77)	35.37	(45.19)	(45.15)
Year ended May 31, 2008	76.71	1.10	(10.07)		0.02		(8.95)	(1.51)	(0.56)	—	(2.07)	65.69	(11.90)	(8.65)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Year ended May 31, 2012	1.00%	0.95%	0.29%	0.34%	$157,581	28%
Year ended May 31, 2011	1.00	0.95	(0.31)	(0.26)	350,206	6
Year ended May 31, 2010	1.00	0.95	0.46	0.50	315,088	93
Year ended May 31, 2009	1.05	0.95	1.70	1.80	466,528	246
Year ended May 31, 2008	1.42	0.95	0.73	1.20	31,241	46
Ultra Nasdaq Biotechnology
Year ended May 31, 2012	1.66	0.95	(1.43)	(0.72)	23,776	39
Year ended May 31, 2011	1.92	0.95	(1.39)	(0.42)	20,220	8
April 7, 2010* through May 31, 2010	4.38	0.95	(4.16)	(0.73)	4,600	5
Ultra Consumer Goods
Year ended May 31, 2012	1.97	0.95	(0.46)	0.56	12,806	3
Year ended May 31, 2011	1.63	0.95	0.03	0.71	18,738	6
Year ended May 31, 2010	1.44	0.95	1.00	1.48	26,470	24
Year ended May 31, 2009	2.22	0.95	0.60	1.87	15,918	86
Year ended May 31, 2008	2.03	0.95	0.51	1.59	9,853	11

*  Commencement of investment operations.

See accompanying notes to the financial statements.

260 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Consumer Services
Year ended May 31, 2012	$58.07	$(0.14)	$6.16	$—	(h)	$6.02	$—	$—	$—	$—	$64.09	10.37%	10.92%
Year ended May 31, 2011	38.03	(0.07)	20.14	—	(h)	20.07	(0.03)	—	—	(0.03)	58.07	52.83	51.70
Year ended May 31, 2010	21.79	0.10	16.25	—	(h)	16.35	(0.09)	—	(0.02)	(0.11)	38.03	75.17	75.95
Year ended May 31, 2009	49.21	0.17	(27.43)	0.01		(27.25)	(0.17)	—	—	(0.17)	21.79	(55.40)	(55.71)
Year ended May 31, 2008	73.35	0.36	(23.84)	—		(23.48)	(0.66)	—	—	(0.66)	49.21	(32.18)	(30.90)
Ultra Financials
Year ended May 31, 2012	67.22	0.28	(16.08)	—	(h)	(15.80)	(0.25)	—	—	(0.25)	51.17	(23.49)	(23.49)
Year ended May 31, 2011	57.22	0.06	9.99	—	(h)	10.05	(0.05)	—	—	(0.05)	67.22	17.56	17.42
Year ended May 31, 2010(l)	41.27	0.14	16.08 (i)	0.01		16.23	(0.15)	—	(0.13)	(0.28)	57.22	39.34	40.17
Year ended May 31, 2009(l)	297.57	1.19	(255.11)	0.02		(253.90)	(2.40)	—	—	(2.40)	41.27	(85.83)	(85.83)
Year ended May 31, 2008(l)	719.00	6.98	(417.41)	0.27		(410.16)	(11.27)	—	—	(11.27)	297.57	(57.74)	(58.00)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Consumer Services
Year ended May 31, 2012	2.37%	0.95%	(1.68)%	(0.26)%	$9,613	163%
Year ended May 31, 2011	1.96	0.95	(1.18)	(0.17)	13,065	4
Year ended May 31, 2010	1.84	0.95	(0.57)	0.31	19,964	42
Year ended May 31, 2009	3.18	0.95	(1.46)	0.77	11,440	110
Year ended May 31, 2008	3.04	0.95	(1.46)	0.63	3,691	10
Ultra Financials
Year ended May 31, 2012	0.96	0.95	0.53	0.54	711,696	26
Year ended May 31, 2011	0.95	0.95	0.09	0.09	1,192,045	8
Year ended May 31, 2010(l)	0.96	0.95	0.25	0.26	1,426,753	32
Year ended May 31, 2009(l)	0.98	0.95	2.23	2.26	2,517,915	238
Year ended May 31, 2008(l)	1.04	0.95	1.98	2.07	1,055,642	15

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 261

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Health Care
Year ended May 31, 2012	$68.63	$0.42	$(0.99)	$—	(h)	$(0.57)	$(0.43)	$—	$—	$(0.43)	$67.63	(0.76)%	(0.01)%
Year ended May 31, 2011	43.22	0.42	25.43	—	(h)	25.85	(0.44)	—	—	(0.44)	68.63	60.20	58.70
Year ended May 31, 2010	34.15	0.59	9.16	0.01		9.76	(0.67)	—	(0.02)	(0.69)	43.22	28.42	30.57
Year ended May 31, 2009	58.11	0.44	(23.96)	—	(h)	(23.52)	(0.44)	—	—	(0.44)	34.15	(40.60)	(41.20)
Year ended May 31, 2008	77.98	0.71	(18.21)	0.01		(17.49)	(1.05)	(1.33)	—	(2.38)	58.11	(22.95)	(22.76)
Ultra Industrials
Year ended May 31, 2012	54.37	0.15	(10.12)	—	(h)	(9.97)	(0.13)	—	—	(0.13)	44.27	(18.34)	(18.28)
Year ended May 31, 2011	33.39	0.23	20.85	0.01		21.09	(0.11)	—	—	(0.11)	54.37	63.33	62.71
Year ended May 31, 2010	20.15	0.21	13.22	—	(h)	13.43	(0.19)	—	—	(0.19)	33.39	66.86	67.32
Year ended May 31, 2009	73.95	0.38	(53.80)	0.01		(53.41)	(0.39)	—	—	(0.39)	20.15	(72.38)	(72.45)
Year ended May 31, 2008	86.92	0.92	(9.16)	0.01		(8.23)	(1.38)	(3.36)	—	(4.74)	73.95	(9.63)	(9.59)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Health Care
Year ended May 31, 2012	1.24%	0.95%	0.38%	0.67%	$35,507	3%
Year ended May 31, 2011	1.26	0.95	0.53	0.83	51,469	6
Year ended May 31, 2010	1.25	0.95	1.03	1.33	32,412	50
Year ended May 31, 2009	1.32	0.95	0.79	1.16	48,658	79
Year ended May 31, 2008	1.75	0.95	0.29	1.09	17,433	33
Ultra Industrials
Year ended May 31, 2012	1.39	0.95	(0.10)	0.35	19,921	9
Year ended May 31, 2011	1.31	0.95	0.17	0.54	53,015	40
Year ended May 31, 2010	1.32	0.95	0.36	0.73	35,056	14
Year ended May 31, 2009	2.24	0.95	0.47	1.76	30,228	107
Year ended May 31, 2008	2.04	0.95	0.13	1.22	11,092	30

See accompanying notes to the financial statements.

262 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS								DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Oil & Gas
Year ended May 31, 2012	$57.45	$0.07		$(20.60)		$—	(h)	$(20.53)	$(0.05)	$—	$—	$(0.05)	$36.87	(35.77)%	(35.73)%
Year ended May 31, 2011	28.68	0.10		28.87		0.01		28.98	(0.21)	—	—	(0.21)	57.45	101.51	101.44
Year ended May 31, 2010	29.90	0.18		(1.19	)(i)	0.01		(1.00)	(0.17)	—	(0.05)	(0.22)	28.68	(3.39)	(4.10)
Year ended May 31, 2009	115.62	0.29		(85.92)		0.01		(85.62)	(0.10)	—	—	(0.10)	29.90	(74.04)	(73.73)
Year ended May 31, 2008	94.94	0.73		32.36		0.06		33.15	(1.60)	(10.87)	—	(12.47)	115.62	37.97	36.84
Ultra Real Estate
Year ended May 31, 2012	63.84	0.57		(4.30)		—	(h)	(3.73)	(0.77)	—	—	(0.77)	59.34	(5.61)	(5.79)
Year ended May 31, 2011	39.93	0.39		23.92		0.01		24.32	(0.41)	—	—	(0.41)	63.84	61.34	61.71
Year ended May 31, 2010(k)	19.17	0.65		20.56		0.02		21.23	(0.47)	—	—	(0.47)	39.93	112.43	113.23
Year ended May 31, 2009(k)	182.64	0.80		(160.90)		0.03		(160.07)	(3.40)	—	—	(3.40)	19.17	(88.98)	(89.01)
Year ended May 31, 2008(k)	309.08	3.68		(122.08	)(i)	0.07		(118.33)	(8.11)	—	—	(8.11)	182.64	(38.58)	(38.66)
Ultra KBW Regional Banking
Year ended May 31, 2012	47.12	0.24		(4.44)		0.01		(4.19)	(0.20)	—	(0.01)	(0.21)	42.72	(8.84)	(9.35)
Year ended May 31, 2011	47.13	0.18		0.01		0.02		0.21	(0.19)	—	(0.03)	(0.22)	47.12	0.51	(0.07)
April 20, 2010* through May 31, 2010	60.00	—	(h)	(12.91)		0.04		(12.87)	—	—	—	—	47.13	(21.45)	(21.63)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Oil & Gas
Year ended May 31, 2012	1.00%	0.95%	0.10%	0.15%	$226,724	23%
Year ended May 31, 2011	1.00	0.95	0.19	0.24	383,500	7
Year ended May 31, 2010	0.99	0.95	0.53	0.57	374,245	61
Year ended May 31, 2009	1.00	0.95	0.99	1.05	818,546	249
Year ended May 31, 2008	1.19	0.95	0.48	0.72	78,044	76
Ultra Real Estate
Year ended May 31, 2012	0.97	0.95	1.03	1.06	326,653	11
Year ended May 31, 2011	0.98	0.95	0.77	0.80	562,072	11
Year ended May 31, 2010(k)	0.99	0.95	2.17	2.21	591,137	29
Year ended May 31, 2009(k)	1.11	0.95	3.36	3.52	451,439	211
Year ended May 31, 2008(k)	1.34	0.95	1.66	2.05	57,532	23
Ultra KBW Regional Banking
Year ended May 31, 2012	4.26	0.95	(2.72)	0.59	4,272	49
Year ended May 31, 2011	1.85	0.95	(0.49)	0.41	4,712	29
April 20, 2010* through May 31, 2010	4.90	0.95	(3.99)	(0.04)	7,070	24

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 263

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Semiconductors
Year ended May 31, 2012	$45.20	$0.05	$(11.61)		$—	(h)	$(11.56)	$(0.09)	$—	$—	$(0.09)	$33.55	(25.62)%	(25.40)%
Year ended May 31, 2011	31.90	(0.05)	13.39		0.01		13.35	(0.05)	—	—	(0.05)	45.20	41.92	41.84
Year ended May 31, 2010	19.01	0.11	12.96		0.01		13.08	(0.17)	—	(0.02)	(0.19)	31.90	68.97	69.90
Year ended May 31, 2009	60.30	0.24	(41.25)		0.01		(41.00)	(0.28)	—	(0.01)	(0.29)	19.01	(68.11)	(68.35)
Year ended May 31, 2008	78.50	0.68	(14.62	)(i)	0.03		(13.91)	(0.62)	(3.67)	—	(4.29)	60.30	(18.56)	(18.57)
Ultra Technology
Year ended May 31, 2012	68.07	(0.22)	1.45		—	(h)	1.23	—	—	—	—	69.30	1.81	1.76
Year ended May 31, 2011	47.65	(0.18)	20.60		—	(h)	20.42	—	—	—	—	68.07	42.82	43.12
Year ended May 31, 2010	29.53	(0.10)	18.23		—	(h)	18.13	—	—	(0.01)	(0.01)	47.65	61.41	61.17
Year ended May 31, 2009	71.12	0.09	(41.56)		0.01		(41.46)	(0.11)	—	(0.02)	(0.13)	29.53	(58.33)	(58.24)
Year ended May 31, 2008	78.03	0.30	(4.68	)(i)	0.03		(4.35)	(0.45)	(2.11)	—	(2.56)	71.12	(5.93)	(5.99)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Semiconductors
Year ended May 31, 2012	1.20%	0.95%	(0.10)%	0.15%	$32,711	16%
Year ended May 31, 2011	1.13	0.95	(0.31)	(0.13)	54,239	5
Year ended May 31, 2010	1.11	0.95	0.25	0.41	76,548	61
Year ended May 31, 2009	1.17	0.95	1.01	1.23	105,485	191
Year ended May 31, 2008	1.27	0.95	0.80	1.12	117,594	80
Ultra Technology
Year ended May 31, 2012	1.09	0.95	(0.48)	(0.34)	83,159	4
Year ended May 31, 2011	1.06	0.95	(0.42)	(0.30)	127,624	6
Year ended May 31, 2010	1.06	0.95	(0.33)	(0.22)	121,516	57
Year ended May 31, 2009	1.18	0.95	0.07	0.30	128,438	100
Year ended May 31, 2008	1.23	0.95	0.15	0.43	133,344	24

See accompanying notes to the financial statements.

264 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Telecommunications
Year ended May 31, 2012	$65.87	$0.22	$(21.61)	$0.01		$(21.38)	$(0.17)	$—	$—	$(0.17)	$44.32	(32.48)%	(32.46)%
Year ended May 31, 2011	37.63	0.29	28.53	0.01		28.83	(0.59)	—	—	(0.59)	65.87	77.51	74.84
Year ended May 31, 2010	31.06	0.95	6.53	—	(h)	7.48	(0.91)	—	—	(0.91)	37.63	24.33	27.83
Year ended May 31, 2009	89.05	1.07	(57.35)	0.01		(56.27)	(1.72)	—	—	(1.72)	31.06	(63.73)	(64.38)
March 25, 2008* through May 31, 2008	70.00	0.34	18.69	0.02		19.05	—	—	—	—	89.05	27.21	28.01
Ultra Utilities
Year ended May 31, 2012	49.56	0.94	5.22	0.01		6.17	(0.88)	—	—	(0.88)	54.85	12.61	13.45
Year ended May 31, 2011	33.90	1.03	15.74	0.01		16.78	(1.12)	—	—	(1.12)	49.56	50.28	48.07
Year ended May 31, 2010	27.98	0.94	6.01	0.01		6.96	(1.04)	—	—	(1.04)	33.90	24.82	27.45
Year ended May 31, 2009	78.94	1.06	(50.96)	0.01		(49.89)	(1.07)	—	—	(1.07)	27.98	(63.64)	(63.95)
Year ended May 31, 2008	90.27	1.68	(6.76)	—	(h)	(5.08)	(2.01)	(4.24)	—	(6.25)	78.94	(5.75)	(5.92)
Ultra MSCI EAFE
Year ended May 31, 2012	94.73	(0.62)	(40.54)	—		(41.16)	—	—	—	—	53.57	(43.45)	(43.23)
Year ended May 31, 2011	57.99	(0.66)	37.41	0.01		36.76	(0.02)	—	—	(0.02)	94.73	63.33	58.53
June 2, 2009* through May 31, 2010	60.00	0.15	(2.07)	0.03		(1.89)	(0.12)	—	—	(0.12)	57.99	(3.15)	(1.82)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Telecommunications
Year ended May 31, 2012	4.17%	0.95%	(2.77)%	0.45%	$3,324	178%
Year ended May 31, 2011	2.76	0.95	(1.22)	0.59	9,881	26
Year ended May 31, 2010	1.98	0.95	1.70	2.73	8,467	43
Year ended May 31, 2009	1.67	0.95	2.41	3.13	11,647	174
March 25, 2008* through May 31, 2008	2.83	0.95	0.50	2.38	13,358	—	(j)
Ultra Utilities
Year ended May 31, 2012	1.70	0.95	1.09	1.84	16,454	4
Year ended May 31, 2011	1.61	0.95	1.85	2.51	14,868	5
Year ended May 31, 2010	1.45	0.95	2.21	2.71	20,337	16
Year ended May 31, 2009	1.54	0.95	2.50	3.09	25,181	115
Year ended May 31, 2008	1.61	0.95	1.50	2.16	17,761	26
Ultra MSCI EAFE
Year ended May 31, 2012	2.09	0.95	(2.06)	(0.91)	8,036	—
Year ended May 31, 2011	2.42	0.95	(2.31)	(0.85)	9,474	—
June 2, 2009* through May 31, 2010	1.99	0.95	(0.84)	0.21	5,799	145

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 265

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Emerging Markets
Year ended May 31, 2012	$110.95	$(0.62)	$(49.00)	$—		$(49.62)	$—	$—	$—	$—	$61.33	(44.72)%	(44.37)%
Year ended May 31, 2011	73.02	(0.39)	38.44	0.02		38.07	(0.14)	—	—	(0.14)	110.95	52.20	55.30
June 2, 2009* through May 31, 2010	60.00	0.09	12.88	0.05		13.02	—	—	—	—	73.02	21.70	19.15
Ultra MSCI Europe
Year ended May 31, 2012	42.37	(0.26)	(20.81)	—		(21.07)	—	—	—	—	21.30	(49.72)	(48.89)
Year ended May 31, 2011	22.92	(0.28)	19.73	—	(h)	19.45	—	—	—	—	42.37	84.86	77.40
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.07)	0.01		(7.08)	—	—	—	—	22.92	(23.60)	(21.67)
Ultra MSCI Pacific ex-Japan
Year ended May 31, 2012	39.99	(0.28)	(15.45)	0.01		(15.72)	—	—	—	—	24.27	(39.32)	(39.55)
Year ended May 31, 2011	22.09	(0.29)	18.19	—		17.90	—	—	—	—	39.99	81.03	75.04
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.90)	0.01		(7.91)	—	—	—	—	22.09	(26.37)	(23.87)
Ultra MSCI Brazil
Year ended May 31, 2012	33.72	(0.21)	(18.62)	—	(h)	(18.83)	—	—	—	—	14.89	(55.84)	(55.58)
Year ended May 31, 2011	25.38	(0.28)	8.61	0.01		8.34	—	—	—	—	33.72	32.86	41.06
April 27, 2010* through May 31, 2010	30.00	(0.02)	(4.61)	0.01		(4.62)	—	—	—	—	25.38	(15.40)	(20.37)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra MSCI Emerging Markets
Year ended May 31, 2012	1.33%	0.95%	(1.17)%	(0.79)%	$21,465	—	%(j)
Year ended May 31, 2011	1.33	0.95	(0.79)	(0.41)	33,284	163
June 2, 2009* through May 31, 2010	1.55	0.95	(0.49)	0.11	29,208	25
Ultra MSCI Europe
Year ended May 31, 2012	4.98	0.95	(4.95)	(0.92)	2,130	—
Year ended May 31, 2011	3.05	0.95	(2.95)	(0.86)	4,237	—
April 27, 2010* through May 31, 2010	11.50	0.95	(11.35)	(0.80)	3,437	—
Ultra MSCI Pacific ex-Japan
Year ended May 31, 2012	4.71	0.95	(4.68)	(0.92)	1,213	—
Year ended May 31, 2011	3.06	0.95	(2.97)	(0.87)	3,999	—
April 27, 2010* through May 31, 2010	12.19	0.95	(12.02)	(0.79)	2,209	—
Ultra MSCI Brazil
Year ended May 31, 2012	1.72	0.95	(1.68)	(0.91)	8,935	—
Year ended May 31, 2011	1.70	0.95	(1.62)	(0.86)	16,860	—
April 27, 2010* through May 31, 2010	11.20	0.95	(11.04)	(0.80)	3,808	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

266 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS							TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income		Net realized gains	Tax return of capital	Total distributions		Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra FTSE China 25
Year ended May 31, 2012	$80.35	$(0.49)	$(38.74)		$0.01	$(39.22)	$—		$—	$—	$—		$41.13	(48.82)%	(48.59)%
Year ended May 31, 2011	60.37	(0.62)	20.57		0.03	19.98	—		—	—	—		80.35	33.10	32.81
June 2, 2009* through May 31, 2010	60.00	(0.58)	0.90	(i)	0.05	0.37	—		—	—	—		60.37	0.62	0.57
Ultra MSCI Japan
Year ended May 31, 2012	67.20	(0.55)	(17.37)		0.01	(17.91)	—		—	—	—		49.29	(26.65)	(27.37)
Year ended May 31, 2011	59.20	(0.60)	8.54		0.06	8.00	—		—	—	—		67.20	13.51	13.04
June 2, 2009* through May 31, 2010	60.00	(0.56)	(0.25	)(i)	0.01	(0.80)	—		—	—	—		59.20	(1.33)	(0.55)
Ultra MSCI Mexico Investable Market
Year ended May 31, 2012	41.50	(0.31)	(11.92)		—	(12.23)	—		—	—	—		29.27	(29.48)	(26.21)
Year ended May 31, 2011	26.65	(0.28)	15.12		0.01	14.85	—		—	—	—		41.50	55.72	58.83
April 27, 2010* through May 31, 2010	30.00	(0.02)	(3.34)		0.01	(3.35)	—		—	—	—		26.65	(11.17)	(13.13)
Ultra 7-10 Year Treasury
Year ended May 31, 2012(s)	43.53	0.09	13.26		0.04	13.39	(0.01)		—	—	(0.01)		56.91	30.74	31.22
Year ended May 31, 2011(s)	38.35	(0.10)	5.19		0.09	5.18	—	(h)	—	—	—	(h)	43.53	13.51	13.73
January 19, 2010* through May 31, 2010(s)	35.00	— (h)	3.33		0.02	3.35	—		—	—	—		38.35	9.59	9.41

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra FTSE China 25
Year ended May 31, 2012	1.22%	0.95%	(1.18)%	(0.91)%	$24,676	—%
Year ended May 31, 2011	1.27	0.95	(1.18)	(0.86)	44,195	—
June 2, 2009* through May 31, 2010	1.31	0.95	(1.23)	(0.87)	45,277	—
Ultra MSCI Japan
Year ended May 31, 2012	1.36	0.95	(1.33)	(0.92)	17,252	—
Year ended May 31, 2011	1.87	0.95	(1.81)	(0.88)	43,679	—
June 2, 2009* through May 31, 2010	2.04	0.95	(1.95)	(0.87)	8,880	—
Ultra MSCI Mexico Investable Market
Year ended May 31, 2012	7.68	0.95	(7.66)	(0.92)	1,463	—
Year ended May 31, 2011	4.03	0.95	(3.93)	(0.85)	2,075	—
April 27, 2010* through May 31, 2010	11.34	0.95	(11.19)	(0.79)	2,665	—
Ultra 7-10 Year Treasury
Year ended May 31, 2012(s)	1.06	0.95	0.07	0.17	600,388	146
Year ended May 31, 2011(s)	1.63	0.95	(0.92)	(0.25)	13,061	314
January 19, 2010* through May 31, 2010(s)	2.27	0.95	(1.30)	0.02	11,506	136

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 267

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra 20+ Year Treasury
Year ended May 31, 2012(s)	$42.73	$0.02	$32.45	$0.09	$32.56	$(0.31)	$—	$—	$(0.31)	$74.98	76.65%	77.93%
Year ended May 31, 2011(s)	40.38	0.39	2.24	0.05	2.68	(0.33)	—	—	(0.33)	42.73	6.74	6.81
January 19, 2010* through May 31, 2010(s)	35.00	0.09	5.24	0.08	5.41	(0.03)	—	—	(0.03)	40.38	15.45	15.32
Ultra High Yield
Year ended May 31, 2012	40.70	(0.37)	0.93 (i)	0.01	0.57	—	—	—	—	41.27	1.39	4.02
April 13, 2011* through May 31, 2011	40.00	(0.05)	0.74	0.01	0.70	—	—	—	—	40.70	1.75	0.70
Ultra Investment Grade Corporate
Year ended May 31, 2012	42.36	(0.42)	7.93	0.01	7.52	—	—	—	—	49.88	17.77	16.77
April 13, 2011* through May 31, 2011	40.00	(0.05)	2.40	0.01	2.36	—	—	—	—	42.36	5.89	6.27
Short QQQ®
Year ended May 31, 2012	31.91	(0.28)	(3.91)	0.01	(4.18)	—	—	—	—	27.73	(13.09)	(13.06)
Year ended May 31, 2011	42.80	(0.30)	(10.60)	0.01	(10.89)	—	—	—	—	31.91	(25.46)	(25.47)
Year ended May 31, 2010	58.23	(0.40)	(15.04)	0.01	(15.43)	—	—	—	—	42.80	(26.50)	(26.52)
Year ended May 31, 2009	53.74	(0.13)	9.22	0.02	9.11	(0.37)	(4.25)	—	(4.62)	58.23	15.20	15.43
Year ended May 31, 2008	58.39	1.74	(4.17)	0.05	(2.38)	(2.27)	—	—	(2.27)	53.74	(4.16)	(4.43)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra 20+ Year Treasury
Year ended May 31, 2012(s)	1.55%	0.95%	(0.56)%	0.04%	$18,745	203%
Year ended May 31, 2011(s)	1.42	0.95	0.47	0.93	25,637	79
January 19, 2010* through May 31, 2010(s)	2.16	0.95	(0.53)	0.68	8,075	228
Ultra High Yield
Year ended May 31, 2012	3.02	0.95	(2.98)	(0.91)	4,127	—
April 13, 2011* through May 31, 2011	6.10	0.95	(6.08)	(0.93)	4,070	—
Ultra Investment Grade Corporate
Year ended May 31, 2012	3.07	0.95	(3.04)	(0.92)	2,494	—
April 13, 2011* through May 31, 2011	5.74	0.95	(5.73)	(0.94)	4,236	—
Short QQQ®
Year ended May 31, 2012	1.04	0.95	(1.01)	(0.92)	249,613	—
Year ended May 31, 2011	1.06	0.95	(0.95)	(0.84)	234,548	—
Year ended May 31, 2010	1.08	0.95	(0.98)	(0.85)	237,550	—
Year ended May 31, 2009	1.16	0.95	(0.40)	(0.19)	174,680	—
Year ended May 31, 2008	1.16	0.95	2.82	3.03	64,490	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

268 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Dow30SM
Year ended May 31, 2012	$40.05	$(0.36)	$(2.21)	$0.01	$(2.56)	$—	$—	$—	$—	$37.49	(6.39)%	(6.42)%
Year ended May 31, 2011	52.39	(0.38)	(11.97)	0.01	(12.34)	—	—	—	—	40.05	(23.57)	(23.59)
Year ended May 31, 2010	66.52	(0.47)	(13.67)	0.01	(14.13)	—	—	—	—	52.39	(21.24)	(20.70)
Year ended May 31, 2009	61.51	(0.08)	14.07	0.02	14.01	(0.29)	(8.71)	—	(9.00)	66.52	21.83	20.88
Year ended May 31, 2008	58.25	1.76	3.53	0.03	5.32	(2.06)	—	—	(2.06)	61.51	9.33	9.47
Short S&P500®
Year ended May 31, 2012	40.35	(0.35)	(1.92)	0.01	(2.26)	—	—	—	—	38.09	(5.60)	(5.57)
Year ended May 31, 2011	52.38	(0.36)	(11.68)	0.01	(12.03)	—	—	—	—	40.35	(22.98)	(22.90)
Year ended May 31, 2010	66.02	(0.46)	(13.19)	0.01	(13.64)	—	—	—	—	52.38	(20.66)	(20.46)
Year ended May 31, 2009	62.97	(0.25)	15.63 (i)	0.03	15.41	(0.38)	(11.98)	—	(12.36)	66.02	22.14	21.67
Year ended May 31, 2008	58.88	1.72	4.47	0.03	6.22	(2.13)	—	—	(2.13)	62.97	10.76	10.72

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Dow30SM
Year ended May 31, 2012	0.97%	0.95%	(0.94)%	(0.91)%	$284,002	—%
Year ended May 31, 2011	0.99	0.95	(0.87)	(0.83)	231,291	—
Year ended May 31, 2010	1.00	0.95	(0.90)	(0.86)	278,994	—
Year ended May 31, 2009	1.02	0.95	(0.19)	(0.12)	234,482	—
Year ended May 31, 2008	1.05	0.95	2.82	2.92	170,684	—
Short S&P500®
Year ended May 31, 2012	0.89	0.89	(0.86)	(0.86)	1,914,239	—
Year ended May 31, 2011	0.90	0.90	(0.78)	(0.78)	1,501,141	—
Year ended May 31, 2010	0.92	0.92	(0.83)	(0.83)	1,779,732	—
Year ended May 31, 2009	0.95	0.95	(0.34)	(0.34)	1,282,495	—
Year ended May 31, 2008	0.97	0.95	2.72	2.74	307,081	—

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 269

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MidCap400
Year ended May 31, 2012	$29.60	$(0.28)	$(0.59)		$0.01		$(0.86)	$—	$—	$—	$—	$28.74	(2.92)%	(2.97)%
Year ended May 31, 2011	41.03	(0.30)	(11.13)		—	(h)	(11.43)	—	—	—	—	29.60	(27.88)	(27.77)
Year ended May 31, 2010	58.33	(0.40)	(16.91)		0.01		(17.30)	—	—	—	—	41.03	(29.67)	(29.56)
Year ended May 31, 2009	57.36	(0.01)	12.63		0.01		12.63	(0.36)	(11.30)	—	(11.66)	58.33	18.18	17.91
Year ended May 31, 2008	56.87	2.06	1.14		0.01		3.21	(2.72)	—	—	(2.72)	57.36	5.55	5.52
Short SmallCap600
Year ended May 31, 2012	25.85	(0.25)	(1.44	)(i)	—	(h)	(1.69)	—	—	—	—	24.16	(6.55)	(7.04)
Year ended May 31, 2011	35.54	(0.25)	(9.44)		—	(h)	(9.69)	—	—	—	—	25.85	(27.27)	(27.04)
Year ended May 31, 2010	51.47	(0.35)	(15.59)		0.01		(15.93)	—	—	—	—	35.54	(30.95)	(31.11)
Year ended May 31, 2009	69.75	(0.13)	14.50		0.03		14.40	(0.38)	(32.30)	—	(32.68)	51.47	13.89	14.11
Year ended May 31, 2008	65.09	2.03	5.59		—	(h)	7.62	(2.96)	—	—	(2.96)	69.75	11.89	11.73

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short MidCap400
Year ended May 31, 2012	1.11%	0.95%	(1.08)%	(0.92)%	$34,483	—%
Year ended May 31, 2011	1.25	0.95	(1.12)	(0.83)	24,422	—
Year ended May 31, 2010	1.18	0.95	(1.09)	(0.85)	40,007	—
Year ended May 31, 2009	1.26	0.95	(0.32)	(0.01)	30,626	—
Year ended May 31, 2008	1.11	0.95	3.26	3.42	38,716	—
Short SmallCap600
Year ended May 31, 2012	1.11	0.95	(1.09)	(0.92)	21,740	—
Year ended May 31, 2011	1.20	0.95	(1.10)	(0.85)	52,342	—
Year ended May 31, 2010	1.21	0.95	(1.11)	(0.86)	26,655	—
Year ended May 31, 2009	1.45	0.95	(0.69)	(0.19)	23,161	—
Year ended May 31, 2008	1.54	0.95	2.26	2.85	15,694	—

See accompanying notes to the financial statements.

270 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Russell2000
Year ended May 31, 2012	$29.02	$(0.28)	$(0.66)	$0.01	$(0.93)	$—	$—	$—	$—	$28.09	(3.20)%	(3.10)%
Year ended May 31, 2011	40.28	(0.29)	(10.98)	0.01	(11.26)	—	—	—	—	29.02	(27.95)	(27.88)
Year ended May 31, 2010	58.14	(0.38)	(17.49)	0.01	(17.86)	—	—	—	—	40.28	(30.72)	(30.77)
Year ended May 31, 2009	72.32	0.02	10.60	0.03	10.65	(0.61)	(24.22)	—	(24.83)	58.14	9.02	8.78
Year ended May 31, 2008	66.19	1.88	6.03	0.04	7.95	(1.82)	—	—	(1.82)	72.32	12.14	12.20
UltraShort QQQ®
Year ended May 31, 2012	48.99	(0.39)	(13.32)	0.01	(13.70)	—	—	—	—	35.29	(27.97)	(28.04)
Year ended May 31, 2011(o)	90.08	(0.54)	(40.56)	0.01	(41.09)	—	—	—	—	48.99	(45.62)	(45.53)
Year ended May 31, 2010(o)	171.86	(0.91)	(80.89)	0.02	(81.78)	—	—	—	—	90.08	(47.57)	(47.67)
Year ended May 31, 2009(o)	187.01	0.51	33.10	0.24	33.85	(1.50)	(47.50)	—	(49.00)	171.86	7.08	7.00
Year ended May 31, 2008(o)	231.07	7.00	(42.78)	0.26	(35.52)	(8.54)	—	—	(8.54)	187.01	(15.71)	(15.43)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Russell2000
Year ended May 31, 2012	1.03%	0.95%	(1.00)%	(0.92)%	$459,285	—%
Year ended May 31, 2011	1.04	0.95	(0.93)	(0.84)	398,266	—
Year ended May 31, 2010	1.07	0.95	(0.98)	(0.86)	259,782	—
Year ended May 31, 2009	1.14	0.95	(0.16)	0.03	78,489	—
Year ended May 31, 2008	1.14	0.95	2.32	2.51	81,360	—
UltraShort QQQ®
Year ended May 31, 2012	1.02	0.95	(0.98)	(0.91)	557,852	—
Year ended May 31, 2011(o)	1.02	0.95	(0.91)	(0.83)	693,640	—
Year ended May 31, 2010(o)	1.02	0.95	(0.92)	(0.85)	887,757	—
Year ended May 31, 2009(o)	1.02	0.95	0.14	0.21	956,422	—
Year ended May 31, 2008(o)	1.02	0.95	3.17	3.24	1,742,037	—

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 271

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Dow30SM
Year ended May 31, 2012(u)	$67.52	$(0.58)	$(9.86)	$0.01		$(10.43)	$—	$—	$—	$—	$57.09	(15.45)%	(15.48)%
Year ended May 31, 2011(u)	117.00	(0.74)	(48.75)	0.01		(49.48)	—	—	—	—	67.52	(42.29)	(42.19)
Year ended May 31, 2010(u)	192.60	(1.12)	(74.50)	0.02		(75.60)	—	—	—	—	117.00	(39.25)	(39.04)
Year ended May 31, 2009(u)	211.34	(0.28)	61.45	0.16		61.33	(1.37)	(78.70)	—	(80.07)	192.60	23.56	22.50
Year ended May 31, 2008(u)	195.43	6.33	16.18	0.30		22.81	(6.90)	—	—	(6.90)	211.34	11.92	12.21
UltraShort S&P500®
Year ended May 31, 2012	20.08	(0.17)	(2.81)	—	(h)	(2.98)	—	—	—	—	17.10	(14.85)	(14.84)
Year ended May 31, 2011	34.40	(0.20)	(14.12)	—	(h)	(14.32)	—	—	—	—	20.08	(41.64)	(41.61)
Year ended May 31, 2010	56.13	(0.31)	(21.42)	—	(h)	(21.73)	—	—	—	—	34.40	(38.71)	(38.04)
Year ended May 31, 2009	56.62	(0.10)	15.25	0.04		15.19	(0.39)	(15.29)	—	(15.68)	56.13	20.68	19.51
Year ended May 31, 2008	51.05	1.56	5.63	0.06		7.25	(1.68)	—	—	(1.68)	56.62	14.38	14.27
UltraShort Russell3000
Year ended May 31, 2012(v)	67.64	(0.61)	(8.95)	0.01		(9.55)	—	—	—	—	58.09	(14.11)	(14.35)
Year ended May 31, 2011(v)	119.22	(0.74)	(50.87)	0.03		(51.58)	—	—	—	—	67.64	(43.27)	(42.68)
June 30, 2009* through May 31, 2010(v)	200.00	(1.08)	(79.76)	0.06		(80.78)	—	—	—	—	119.22	(40.38)	(40.43)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Dow30SM
Year ended May 31, 2012(u)	0.97%	0.95%	(0.93)%	(0.91)%	$291,073	—%
Year ended May 31, 2011(u)	0.97	0.95	(0.85)	(0.83)	339,279	—
Year ended May 31, 2010(u)	0.97	0.95	(0.87)	(0.85)	533,081	—
Year ended May 31, 2009(u)	0.98	0.95	(0.14)	(0.11)	639,203	—
Year ended May 31, 2008(u)	0.98	0.95	3.03	3.06	558,740	—
UltraShort S&P500®
Year ended May 31, 2012	0.89	0.89	(0.86)	(0.86)	1,940,400	—
Year ended May 31, 2011	0.89	0.89	(0.77)	(0.77)	2,034,927	—
Year ended May 31, 2010	0.90	0.90	(0.80)	(0.80)	3,511,675	—
Year ended May 31, 2009	0.91	0.91	(0.14)	(0.14)	3,872,853	—
Year ended May 31, 2008	0.91	0.91	2.74	2.74	2,564,672	—
UltraShort Russell3000
Year ended May 31, 2012(v)	5.80	0.95	(5.76)	(0.91)	1,742	—
Year ended May 31, 2011(v)	6.25	0.95	(6.12)	(0.83)	1,353	—
June 30, 2009* through May 31, 2010(v)	2.17	0.95	(2.08)	(0.86)	2,385	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

272 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MidCap400
Year ended May 31, 2012	$37.63	$(0.35)	$(4.32)	$0.01		$(4.66)	$—	$—	$—	$—	$32.97	(12.40)%	(12.37)%
Year ended May 31, 2011(n)	74.22	(0.44)	(36.16)	0.01		(36.59)	—	—	—	—	37.63	(49.31)	(49.30)
Year ended May 31, 2010(n)	156.09	(0.82)	(81.05)	—	(h)	(81.87)	—	—	—	—	74.22	(52.43)	(52.33)
Year ended May 31, 2009(n)	196.29	0.69	55.86	0.14		56.69	(1.49)	(95.40)	—	(96.89)	156.09	9.02	8.63
Year ended May 31, 2008(n)	197.38	6.83	0.27	0.08		7.18	(8.27)	—	—	(8.27)	196.29	3.26	3.47
UltraShort SmallCap600
Year ended May 31, 2012	43.47	(0.39)	(8.57)	0.01		(8.95)	—	—	—	—	34.52	(20.59)	(20.89)
Year ended May 31, 2011(n)	85.62	(0.53)	(41.64)	0.02		(42.15)	—	—	—	—	43.47	(49.24)	(49.26)
Year ended May 31, 2010(n)	188.38	(0.97)	(101.81)	0.02		(102.76)	—	—	—	—	85.62	(54.56)	(54.78)
Year ended May 31, 2009(n)	263.76	0.96	39.35	0.30		40.61	(1.54)	(114.45)	—	(115.99)	188.38	0.75	0.81
Year ended May 31, 2008(n)	236.53	7.72	27.64 (i)	0.18		35.54	(8.31)	—	—	(8.31)	263.76	15.08	15.14

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Year ended May 31, 2012	1.09%	0.95%	(1.05)%	(0.92)%	$35,227	—%
Year ended May 31, 2011(n)	1.26	0.95	(1.13)	(0.82)	28,926	—
Year ended May 31, 2010(n)	1.14	0.95	(1.03)	(0.85)	43,141	—
Year ended May 31, 2009(n)	1.03	0.95	0.19	0.27	61,460	—
Year ended May 31, 2008(n)	0.98	0.95	3.02	3.05	180,341	—
UltraShort SmallCap600
Year ended May 31, 2012	1.30	0.95	(1.27)	(0.92)	21,358	—
Year ended May 31, 2011(n)	1.53	0.95	(1.40)	(0.82)	20,374	—
Year ended May 31, 2010(n)	1.36	0.95	(1.25)	(0.84)	19,264	—
Year ended May 31, 2009(n)	1.11	0.95	0.15	0.31	24,725	—
Year ended May 31, 2008(n)	1.09	0.95	2.55	2.69	64,291	—

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 273

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000
Year ended May 31, 2012	$40.41	$(0.37)	$(5.80)	$0.01		$(6.16)	$—	$—	$—	$—	$34.25	(15.24)%	(15.12)%
Year ended May 31, 2011(n)	81.52	(0.49)	(40.63)	0.01		(41.11)	—	—	—	—	40.41	(50.43)	(50.34)
Year ended May 31, 2010(n)	179.37	(0.90)	(96.97)	0.02		(97.85)	—	—	—	—	81.52	(54.56)	(54.78)
Year ended May 31, 2009(n)	272.43	0.93	7.57	0.23		8.73	(1.76)	(100.03)	—	(101.79)	179.37	(10.64)	(9.70)
Year ended May 31, 2008(n)	244.01	7.64	27.23 (i)	0.16		35.03	(6.61)	—	—	(6.61)	272.43	14.39	13.81
UltraPro Short QQQ®
Year ended May 31, 2012(u)	95.46	(0.60)	(41.02)	0.02		(41.60)	—	—	—	—	53.86	(43.58)	(43.59)
Year ended May 31, 2011(u)	247.27	(1.07)	(150.77)	0.03		(151.81)	—	—	—	—	95.46	(61.39)	(61.47)
February 9, 2010* through May 31, 2010(u)	320.00	(0.59)	(72.14)	—		(72.73)	—	—	—	—	247.27	(22.73)	(22.66)
UltraPro Short Dow30SM
Year ended May 31, 2012	30.80	(0.23)	(8.00)	—	(h)	(8.23)	—	—	—	—	22.57	(26.71)	(26.74)
Year ended May 31, 2011	71.85	(0.36)	(40.70)	0.01		(41.05)	—	—	—	—	30.80	(57.14)	(57.18)
February 9, 2010* through May 31, 2010	80.00	(0.16)	(7.99)	—		(8.15)	—	—	—	—	71.85	(10.18)	(10.04)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell2000
Year ended May 31, 2012	1.03%	0.95%	(1.00)%	(0.92)%	$324,228	—%
Year ended May 31, 2011(n)	1.04	0.95	(0.92)	(0.83)	446,163	—
Year ended May 31, 2010(n)	1.04	0.95	(0.93)	(0.84)	469,252	—
Year ended May 31, 2009(n)	1.02	0.95	0.24	0.31	578,467	—
Year ended May 31, 2008(n)	1.02	0.95	2.53	2.60	1,169,737	—
UltraPro Short QQQ®
Year ended May 31, 2012(u)	1.08	0.95	(1.03)	(0.90)	131,942	—
Year ended May 31, 2011(u)	1.20	0.95	(1.08)	(0.83)	89,493	—
February 9, 2010* through May 31, 2010(u)	1.86	0.95	(1.73)	(0.82)	27,818	—
UltraPro Short Dow30SM
Year ended May 31, 2012	1.06	0.95	(1.02)	(0.91)	71,102	—
Year ended May 31, 2011	1.25	0.95	(1.13)	(0.83)	33,876	—
February 9, 2010* through May 31, 2010	2.15	0.95	(2.02)	(0.83)	10,778	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

274 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short S&P500®
Year ended May 31, 2012(v)	$74.80	$(0.57)	$(19.79)	$0.01	$(20.35)	$—	$—	$—	$—	$54.45	(27.20)%	(27.19)%
Year ended May 31, 2011(v)	173.18	(0.89)	(97.51)	0.02	(98.38)	—	—	—	—	74.80	(56.81)	(56.68)
June 23, 2009* through May 31, 2010(v)	400.00	(1.46)	(225.41)	0.05	(226.82)	—	—	—	—	173.18	(56.70)	(56.80)
UltraPro Short MidCap400
Year ended May 31, 2012(u)	76.34	(0.65)	(20.11)	0.03	(20.73)	—	—	—	—	55.61	(27.16)	(26.99)
Year ended May 31, 2011(u)	222.09	(1.04)	(144.71)	—	(145.75)	—	—	—	—	76.34	(65.62)	(65.64)
February 9, 2010* through May 31, 2010(u)	320.00	(0.58)	(97.33)	—	(97.91)	—	—	—	—	222.09	(30.60)	(30.69)
UltraPro Short Russell2000
Year ended May 31, 2012(v)	81.64	(0.62)	(26.73)	0.02	(27.33)	—	—	—	—	54.31	(33.48)	(33.33)
Year ended May 31, 2011(v)	251.28	(1.05)	(168.61)	0.02	(169.64)	—	—	—	—	81.64	(67.51)	(67.45)
February 9, 2010* through May 31, 2010(v)	400.00	(0.64)	(148.08)	—	(148.72)	—	—	—	—	251.28	(37.18)	(37.21)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Short S&P500®
Year ended May 31, 2012(v)	0.93%	0.93%	(0.89)%	(0.89)%	$467,180	—%
Year ended May 31, 2011(v)	0.95	0.95	(0.82)	(0.82)	308,943	—
June 23, 2009* through May 31, 2010(v)	1.01	0.95	(0.91)	(0.86)	249,373	—
UltraPro Short MidCap400
Year ended May 31, 2012(u)	1.71	0.95	(1.68)	(0.92)	9,729	—
Year ended May 31, 2011(u)	2.41	0.95	(2.28)	(0.82)	9,543	—
February 9, 2010* through May 31, 2010(u)	2.74	0.95	(2.63)	(0.84)	5,552	—
UltraPro Short Russell2000
Year ended May 31, 2012(v)	1.11	0.95	(1.07)	(0.91)	71,681	—
Year ended May 31, 2011(v)	1.23	0.95	(1.12)	(0.84)	54,697	—
February 9, 2010* through May 31, 2010(v)	2.12	0.95	(1.99)	(0.82)	15,077	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 275

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell1000 Value
Year ended May 31, 2012	$28.76	$(0.27)	$(2.83)		$—		$(3.10)	$—	$—	$—	$—	$25.66	(10.76)%	(11.41)%
Year ended May 31, 2011	48.62	(0.34)	(19.53)		0.01		(19.86)	—	—	—	—	28.76	(40.85)	(40.11)
Year ended May 31, 2010	84.91	(0.47)	(35.82)		—	(h)	(36.29)	—	—	—	—	48.62	(42.74)	(42.11)
Year ended May 31, 2009	80.43	(0.24)	14.77	(i)	0.14		14.67	(0.66)	(9.53)	—	(10.19)	84.91	15.10	14.12
Year ended May 31, 2008	64.88	2.30	15.55		0.06		17.91	(2.36)	—	—	(2.36)	80.43	28.19	28.22
UltraShort Russell1000 Growth
Year ended May 31, 2012(u)	77.31	(0.69)	(13.50)		0.04		(14.15)	—	—	—	—	63.16	(18.31)	(20.86)
Year ended May 31, 2011(u)	140.64	(0.89)	(62.45)		0.01		(63.33)	—	—	—	—	77.31	(45.02)	(45.01)
Year ended May 31, 2010(u)	230.02	(1.34)	(88.06)		0.02		(89.38)	—	—	—	—	140.64	(38.86)	(38.64)
Year ended May 31, 2009(u)	252.00	(0.47)	111.50		0.27		111.30	(1.42)	(131.86)	—	(133.28)	230.02	26.02	25.79
Year ended May 31, 2008(u)	260.29	7.70	(5.20	)(i)	0.14		2.64	(10.93)	—	—	(10.93)	252.00	0.75	1.11

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell1000 Value
Year ended May 31, 2012	5.03%	0.95%	(5.00)%	(0.92)%	$1,925	—%
Year ended May 31, 2011	3.17	0.95	(3.04)	(0.82)	2,157	—
Year ended May 31, 2010	1.96	0.95	(1.85)	(0.84)	10,939	—
Year ended May 31, 2009	1.45	0.95	(0.71)	(0.21)	12,736	—
Year ended May 31, 2008	1.93	0.95	2.00	2.98	6,033	—
UltraShort Russell1000 Growth
Year ended May 31, 2012(u)	2.99	0.95	(2.96)	(0.92)	2,367	—
Year ended May 31, 2011(u)	2.54	0.95	(2.41)	(0.82)	4,349	—
Year ended May 31, 2010(u)	1.89	0.95	(1.78)	(0.85)	10,548	—
Year ended May 31, 2009(u)	1.38	0.95	(0.57)	(0.14)	17,251	—
Year ended May 31, 2008(u)	1.50	0.95	2.28	2.83	14,175	—

See accompanying notes to the financial statements.

276 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell MidCap Value
Year ended May 31, 2012	$47.44	$(0.45)	$(3.57)	$—	$(4.02)	$—	$—	$—	$—	$43.42	(8.49)%	(10.14)%
Year ended May 31, 2011(n)	88.60	(0.58)	(40.62)	0.04	(41.16)	—	—	—	—	47.44	(46.46)	(45.29)
Year ended May 31, 2010(n)	217.92	(1.00)	(113.95)	0.03	(114.92)	—	(14.40)	—	(14.40)	88.60	(56.07)	(56.50)
Year ended May 31, 2009(n)	313.53	(1.21)	128.70	0.11	127.60	(1.53)	(221.68)	—	(223.21)	217.92	14.54	13.85
Year ended May 31, 2008(n)	262.98	9.32	56.14	—	65.46	(12.28)	(2.63)	—	(14.91)	313.53	25.08	31.85
UltraShort Russell MidCap Growth
Year ended May 31, 2012	44.53	(0.42)	(4.21)	—	(4.63)	—	—	—	—	39.90	(10.41)	(9.81)
Year ended May 31, 2011(n)	92.35	(0.58)	(47.27)	0.03	(47.82)	—	—	—	—	44.53	(51.79)	(51.75)
Year ended May 31, 2010(n)	181.57	(0.97)	(88.27)	0.02	(89.22)	—	—	—	—	92.35	(49.14)	(49.35)
Year ended May 31, 2009(n)	242.96	0.71	143.09	0.17	143.97	(2.24)	(203.12)	—	(205.36)	181.57	21.03	21.38
Year ended May 31, 2008(n)	257.63	7.38	(8.60)	0.18	(1.04)	(13.63)	—	—	(13.63)	242.96	(0.82)	(0.88)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell MidCap Value
Year ended May 31, 2012	5.77%	0.95%	(5.74)%	(0.92)%	$1,626	—%
Year ended May 31, 2011(n)	3.99	0.95	(3.85)	(0.81)	1,777	—
Year ended May 31, 2010(n)	3.54	0.95	(3.43)	(0.84)	3,322	—
Year ended May 31, 2009(n)	2.51	0.95	(1.86)	(0.30)	4,086	—
Year ended May 31, 2008(n)	2.05	0.95	1.75	2.85	5,879	—
UltraShort Russell MidCap Growth
Year ended May 31, 2012	4.44	0.95	(4.41)	(0.92)	2,243	—
Year ended May 31, 2011(n)	3.27	0.95	(3.13)	(0.81)	2,503	—
Year ended May 31, 2010(n)	2.48	0.95	(2.38)	(0.84)	5,195	—
Year ended May 31, 2009(n)	1.78	0.95	(0.61)	0.22	6,809	—
Year ended May 31, 2008(n)	1.92	0.95	1.75	2.72	13,666	—

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 277

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000 Value
Year ended May 31, 2012	$46.46	$(0.43)	$(6.71)		$—		$(7.14)	$—	$—	$—	$—	$39.32	(15.37)%	(15.57)%
Year ended May 31, 2011(n)	83.86	(0.55)	(36.86)		0.01		(37.40)	—	—	—	—	46.46	(44.61)	(44.54)
Year ended May 31, 2010(n)	196.91	(1.01)	(112.06)		0.02		(113.05)	—	—	—	—	83.86	(57.42)	(57.68)
Year ended May 31, 2009(n)	336.50	0.29	(15.72	)(i)	0.35		(15.08)	(2.36)	(122.15)	—	(124.51)	196.91	(16.68)	(16.36)
Year ended May 31, 2008(n)	274.64	9.58	65.18	(i)	0.29		75.05	(12.88)	(0.31)	—	(13.19)	336.50	27.75	27.63
UltraShort Russell2000 Growth
Year ended May 31, 2012	37.19	(0.34)	(5.49)		0.01		(5.82)	—	—	—	—	31.37	(15.65)	(17.16)
Year ended May 31, 2011(o)	83.50	(0.48)	(45.85)		0.02		(46.31)	—	—	—	—	37.19	(55.46)	(55.06)
Year ended May 31, 2010(o)	190.53	(0.90)	(89.71)		0.02		(90.59)	—	(16.44)	—	(16.44)	83.50	(51.35)	(51.60)
Year ended May 31, 2009(o)	332.75	1.31	87.66		0.27		89.24	(2.78)	(228.68)	—	(231.46)	190.53	(1.51)	(1.08)
Year ended May 31, 2008(o)	327.77	10.04	5.71	(i)	0.12		15.87	(10.89)	—	—	(10.89)	332.75	4.76	4.50
Short Basic Materials
Year ended May 31, 2012	35.39	(0.35)	4.20	(i)	0.01		3.86	—	—	—	—	39.25	10.92	10.65
Year ended May 31, 2011	53.43	(0.36)	(17.68)		—	(h)	(18.04)	—	—	—	—	35.39	(33.76)	(33.01)
March 16, 2010* through May 31, 2010	50.00	(0.09)	3.51		0.01		3.43	—	—	—	—	53.43	6.86	5.98

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell2000 Value
Year ended May 31, 2012	2.36%	0.95%	(2.33)%	(0.92)%	$5,159	—%
Year ended May 31, 2011(n)	2.07	0.95	(1.94)	(0.82)	6,096	—
Year ended May 31, 2010(n)	1.85	0.95	(1.74)	(0.84)	7,862	—
Year ended May 31, 2009(n)	1.46	0.95	(0.43)	0.08	14,768	—
Year ended May 31, 2008(n)	1.26	0.95	2.34	2.65	25,238	—
UltraShort Russell2000 Growth
Year ended May 31, 2012	1.50	0.95	(1.47)	(0.92)	8,468	—
Year ended May 31, 2011(o)	1.81	0.95	(1.68)	(0.82)	10,039	—
Year ended May 31, 2010(o)	1.80	0.95	(1.69)	(0.84)	12,525	—
Year ended May 31, 2009(o)	1.61	0.95	(0.31)	0.35	11,432	—
Year ended May 31, 2008(o)	1.24	0.95	2.45	2.74	44,922	—
Short Basic Materials
Year ended May 31, 2012	2.11	0.95	(2.07)	(0.91)	7,850	—
Year ended May 31, 2011	2.21	0.95	(2.09)	(0.83)	5,308	—
March 16, 2010* through May 31, 2010	3.52	0.95	(3.39)	(0.82)	5,343	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

278 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Financials
Year ended May 31, 2012	$35.63	$(0.34)	$(1.35)	$—	(h)	$(1.69)	$—	$—	$—	$—	$33.94	(4.74)%	(4.80)%
Year ended May 31, 2011	41.93	(0.32)	(5.98)	—	(h)	(6.30)	—	—	—	—	35.63	(15.05)	(15.06)
Year ended May 31, 2010	56.71	(0.39)	(14.39)	—	(h)	(14.78)	—	—	—	—	41.93	(26.06)	(26.19)
June 10, 2008* through May 31, 2009	70.00	(0.42)	(9.29)	—	(h)	(9.71)	(0.14)	(3.44)	—	(3.58)	56.71	(15.41)	(15.20)
Short Oil & Gas
Year ended May 31, 2012	34.91	(0.33)	2.61	—	(h)	2.28	—	—	—	—	37.19	6.52	5.85
Year ended May 31, 2011	54.06	(0.36)	(18.79)	—	(h)	(19.15)	—	—	—	—	34.91	(35.44)	(35.21)
Year ended May 31, 2010	59.14	(0.46)	(4.62)	—	(h)	(5.08)	—	—	—	—	54.06	(8.59)	(8.86)
June 10, 2008* through May 31, 2009	70.00	0.15	13.47	0.01		13.63	(0.20)	(24.29)	—	(24.49)	59.14	12.66	13.04
Short Real Estate
Year ended May 31, 2012	34.80	(0.32)	(3.44)	—	(h)	(3.76)	—	—	—	—	31.04	(10.78)	(11.00)
Year ended May 31, 2011	48.14	(0.34)	(13.01)	0.01		(13.34)	—	—	—	—	34.80	(27.73)	(27.20)
March 16, 2010* through May 31, 2010	50.00	(0.08)	(1.79)	0.01		(1.86)	—	—	—	—	48.14	(3.72)	(4.12)
Short KBW Regional Banking
Year ended May 31, 2012	57.95	(0.54)	(10.05)	0.05		(10.54)	—	—	—	—	47.41	(18.18)	(17.37)
Year ended May 31, 2011	65.55	(0.53)	(7.09)	0.02		(7.60)	—	—	—	—	57.95	(11.61)	(11.31)
April 20, 2010* through May 31, 2010	60.00	(0.06)	5.60	0.01		5.55	—	—	—	—	65.55	9.25	9.35

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Financials
Year ended May 31, 2012	1.01%	0.95%	(0.99)%	(0.92)%	$101,818	—%
Year ended May 31, 2011	1.05	0.95	(0.93)	(0.84)	93,528	—
Year ended May 31, 2010	1.04	0.95	(0.94)	(0.85)	103,783	—
June 10, 2008* through May 31, 2009	1.19	0.95	(0.81)	(0.57)	157,371	—
Short Oil & Gas
Year ended May 31, 2012	1.86	0.95	(1.82)	(0.92)	8,368	—
Year ended May 31, 2011	1.91	0.95	(1.79)	(0.83)	10,474	—
Year ended May 31, 2010	1.81	0.95	(1.73)	(0.87)	12,164	—
June 10, 2008* through May 31, 2009	1.70	0.95	(0.55)	0.20	4,435	—
Short Real Estate
Year ended May 31, 2012	1.18	0.95	(1.14)	(0.92)	29,493	—
Year ended May 31, 2011	1.33	0.95	(1.21)	(0.83)	10,439	—
March 16, 2010* through May 31, 2010	3.68	0.95	(3.54)	(0.82)	4,814	—
Short KBW Regional Banking
Year ended May 31, 2012	1.51	0.95	(1.48)	(0.93)	4,741	—
Year ended May 31, 2011	1.24	0.95	(1.13)	(0.84)	23,181	—
April 20, 2010* through May 31, 2010	3.40	0.95	(3.27)	(0.82)	19,665	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 279

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Basic Materials
Year ended May 31, 2012	$16.62	$(0.17)	$1.94	$0.01		$1.78	$—	$—	$—	$—	$18.40	10.71%	10.59%
Year ended May 31, 2011	39.76	(0.20)	(22.95)	0.01		(23.14)	—	—	—	—	16.62	(58.20)	(58.07)
Year ended May 31, 2010(k)	88.93	(0.41)	(48.79)	0.03		(49.17)	—	—	—	—	39.76	(55.30)	(55.66)
Year ended May 31, 2009(k)	142.62	0.85	79.28	0.29		80.42	(1.21)	(132.90)	—	(134.11)	88.93	1.25	1.23
Year ended May 31, 2008(k)	265.38	4.10	(118.26)	0.28		(113.88)	(8.88)	—	—	(8.88)	142.62	(44.32)	(43.75)
UltraShort Nasdaq Biotechnology
Year ended May 31, 2012	36.00	(0.27)	(13.39)	0.02		(13.64)	—	—	—	—	22.36	(37.87)	(38.15)
Year ended May 31, 2011	74.59	(0.49)	(38.11)	0.01		(38.59)	—	—	—	—	36.00	(51.74)	(51.12)
April 7, 2010* through May 31, 2010	60.00	(0.08)	14.66	0.01		14.59	—	—	—	—	74.59	24.32	23.17
UltraShort Consumer Goods
Year ended May 31, 2012	22.37	(0.20)	(3.57)	—	(h)	(3.77)	—	—	—	—	18.60	(16.87)	(17.18)
Year ended May 31, 2011	40.49	(0.25)	(17.88)	0.01		(18.12)	—	—	—	—	22.37	(44.75)	(44.66)
Year ended May 31, 2010	65.58	(0.39)	(24.71)	0.01		(25.09)	—	—	—	—	40.49	(38.26)	(38.31)
Year ended May 31, 2009	68.96	0.04	15.73	0.07		15.84	(0.36)	(18.86)	—	(19.22)	65.58	18.16	17.50
Year ended May 31, 2008	64.74	1.84	4.90	0.03		6.77	(2.55)	—	—	(2.55)	68.96	10.70	11.15

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Basic Materials
Year ended May 31, 2012	1.08%	0.95%	(1.06)%	(0.92)%	$51,335	—%
Year ended May 31, 2011	1.06	0.95	(0.92)	(0.81)	96,235	—
Year ended May 31, 2010(k)	1.05	0.95	(0.94)	(0.84)	131,792	—
Year ended May 31, 2009(k)	1.01	0.95	0.37	0.43	62,692	—
Year ended May 31, 2008(k)	1.08	0.95	2.07	2.20	205,366	—
UltraShort Nasdaq Biotechnology
Year ended May 31, 2012	3.72	0.95	(3.67)	(0.90)	4,473	—
Year ended May 31, 2011	2.20	0.95	(2.07)	(0.82)	1,800	—
April 7, 2010* through May 31, 2010	3.56	0.95	(3.42)	(0.81)	7,459	—
UltraShort Consumer Goods
Year ended May 31, 2012	2.81	0.95	(2.78)	(0.92)	2,790	—
Year ended May 31, 2011	2.02	0.95	(1.89)	(0.82)	6,712	—
Year ended May 31, 2010	1.49	0.95	(1.38)	(0.84)	15,184	—
Year ended May 31, 2009	1.19	0.95	(0.19)	0.05	19,674	—
Year ended May 31, 2008	1.38	0.95	2.29	2.72	25,861	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

280 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Services
Year ended May 31, 2012(u)	$71.05	$(0.60)	$(19.67)		$—	(h)	$(20.27)	$—	$—	$—	$—	$50.78	(28.53)%	(28.85)%
Year ended May 31, 2011(u)	124.17	(0.82)	(52.33)		0.03		(53.12)	—	—	—	—	71.05	(42.80)	(42.64)
Year ended May 31, 2010(u)	257.47	(1.46)	(131.90)		0.06		(133.30)	—	—	—	—	124.17	(51.78)	(51.73)
Year ended May 31, 2009(u)	335.59	0.08	58.66		0.41		59.15	(1.62)	(135.65)	—	(137.27)	257.47	5.04	4.78
Year ended May 31, 2008(u)	269.91	7.30	79.89	(i)	0.25		87.44	(12.22)	(9.54)	—	(21.76)	335.59	32.97	33.27
UltraShort Financials
Year ended May 31, 2012	58.89	(0.54)	(9.99)		0.01		(10.52)	—	—	—	—	48.37	(17.86)	(17.90)
Year ended May 31, 2011(n)	84.48	(0.60)	(25.00)		0.01		(25.59)	—	—	—	—	58.89	(30.29)	(30.10)
Year ended May 31, 2010(n)	165.54	(0.89)	(80.20)		0.03		(81.06)	—	—	—	—	84.48	(48.97)	(49.24)
Year ended May 31, 2009(n)	440.65	1.60	(276.01	)(i)	0.72		(273.69)	(1.42)	—	—	(1.42)	165.54	(62.32)	(62.28)
Year ended May 31, 2008(n)	272.55	9.14	167.02		0.33		176.49	(8.39)	—	—	(8.39)	440.65	65.66	66.41

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Consumer Services
Year ended May 31, 2012(u)	1.70%	0.95%	(1.66)%	(0.92)%	$7,611	—%
Year ended May 31, 2011(u)	1.35	0.95	(1.20)	(0.81)	13,323	—
Year ended May 31, 2010(u)	1.15	0.95	(1.03)	(0.83)	32,595	—
Year ended May 31, 2009(u)	1.03	0.95	(0.06)	0.02	72,413	—
Year ended May 31, 2008(u)	1.15	0.95	1.87	2.07	100,678	—
UltraShort Financials
Year ended May 31, 2012	0.97	0.95	(0.94)	(0.92)	260,223	—
Year ended May 31, 2011(n)	0.97	0.95	(0.85)	(0.84)	307,966	—
Year ended May 31, 2010(n)	0.96	0.95	(0.86)	(0.85)	598,763	—
Year ended May 31, 2009(n)	0.95	0.95	0.38	0.38	1,204,273	—
Year ended May 31, 2008(n)	0.96	0.95	2.24	2.25	2,164,712	—

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 281

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Health Care
Year ended May 31, 2012	$21.59	$(0.19)	$(3.31)	$—		$(3.50)	$—	$—	$—	$—	$18.09	(16.20)%	(18.02)%
Year ended May 31, 2011	38.02	(0.25)	(16.18)	—		(16.43)	—	—	—	—	21.59	(43.21)	(43.27)
Year ended May 31, 2010	54.82	(0.34)	(16.46)	—	(h)	(16.80)	—	—	—	—	38.02	(30.66)	(32.07)
Year ended May 31, 2009	77.46	0.01	7.52 (i)	0.03		7.56	(0.55)	(29.65)	—	(30.20)	54.82	5.26	8.06
Year ended May 31, 2008	63.76	2.15	14.54	—		16.69	(2.99)	—	—	(2.99)	77.46	26.90	32.49
UltraShort Industrials
Year ended May 31, 2012	42.33	(0.41)	(4.94)	0.01		(5.34)	—	—	—	—	36.99	(12.63)	(12.50)
Year ended May 31, 2011(n)	82.59	(0.50)	(39.81)	0.05		(40.26)	—	—	—	—	42.33	(48.75)	(48.68)
Year ended May 31, 2010(n)	173.33	(0.94)	(89.82)	0.02		(90.74)	—	—	—	—	82.59	(52.34)	(52.12)
Year ended May 31, 2009(n)	216.34	0.50	148.85	0.25		149.60	(1.23)	(191.38)	—	(192.61)	173.33	43.35	42.30
Year ended May 31, 2008(n)	227.67	5.84	(8.33)	0.29		(2.20)	(9.13)	—	—	(9.13)	216.34	(1.09)	(0.87)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Year ended May 31, 2012	3.37%	0.95%	(3.33)%	(0.91)%	$4,071	—%
Year ended May 31, 2011	3.37	0.95	(3.25)	(0.83)	3,239	—
Year ended May 31, 2010	2.52	0.95	(2.41)	(0.84)	5,703	—
Year ended May 31, 2009	1.78	0.95	(0.81)	0.02	12,336	—
Year ended May 31, 2008	1.63	0.95	2.34	3.02	11,619	—
UltraShort Industrials
Year ended May 31, 2012	1.95	0.95	(1.92)	(0.92)	6,238	—
Year ended May 31, 2011(n)	2.02	0.95	(1.89)	(0.82)	7,140	—
Year ended May 31, 2010(n)	1.42	0.95	(1.30)	(0.83)	13,937	—
Year ended May 31, 2009(n)	1.09	0.95	0.03	0.16	35,750	—
Year ended May 31, 2008(n)	1.36	0.95	2.03	2.44	28,394	—

See accompanying notes to the financial statements.

282 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Oil & Gas
Year ended May 31, 2012	$27.62	$(0.25)	$1.43		$0.01	$1.19	$—	$—	$—	$—	$28.81	4.31%	4.16%
Year ended May 31, 2011	69.02	(0.36)	(41.05)		0.01	(41.40)	—	—	—	—	27.62	(59.99)	(59.96)
Year ended May 31, 2010(k)	86.61	(0.61)	(17.00)		0.02	(17.59)	—	—	—	—	69.02	(20.30)	(19.67)
Year ended May 31, 2009(k)	143.61	1.00	(17.55	)(i)	0.17	(16.38)	(1.30)	(39.32)	—	(40.62)	86.61	(22.80)	(23.55)
Year ended May 31, 2008(k)	254.96	3.11	(109.64)		0.11	(106.42)	(4.93)	—	—	(4.93)	143.61	(42.37)	(42.21)
UltraShort Real Estate
Year ended May 31, 2012(r)	40.83	(0.35)	(10.53)		0.01	(10.87)	—	—	—	—	29.96	(26.64)	(26.61)
Year ended May 31, 2011(r)	82.14	(0.49)	(40.83)		0.01	(41.31)	—	—	—	—	40.83	(50.29)	(50.29)
Year ended May 31, 2010(k)(r)	292.26	(1.21)	(208.94)		0.03	(210.12)	—	—	—	—	82.14	(71.90)	(72.07)
Year ended May 31, 2009(k)(r)	1266.65	(0.85)	(898.13)		1.03	(897.95)	(7.94)	(68.50)	—	(76.44)	292.26	(74.95)	(74.96)
Year ended May 31, 2008(k)(r)	1150.93	39.88	99.26	(i)	1.31	140.45	(24.73)	—	—	(24.73)	1266.65	12.03	12.33

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Oil & Gas
Year ended May 31, 2012	1.03%	0.95%	(1.00)%	(0.92)%	$72,595	—%
Year ended May 31, 2011	1.05	0.95	(0.93)	(0.83)	115,168	—
Year ended May 31, 2010(k)	1.00	0.95	(0.91)	(0.86)	137,688	—
Year ended May 31, 2009(k)	0.95	0.95	0.62	0.62	219,567	—
Year ended May 31, 2008(k)	0.99	0.95	1.78	1.82	2,328,579	—
UltraShort Real Estate
Year ended May 31, 2012(r)	1.02	0.95	(0.99)	(0.92)	139,039	—
Year ended May 31, 2011(r)	0.99	0.95	(0.85)	(0.81)	173,319	—
Year ended May 31, 2010(k)(r)	0.97	0.95	(0.86)	(0.85)	439,024	—
Year ended May 31, 2009(k)(r)	0.96	0.95	(0.11)	(0.10)	1,239,185	—
Year ended May 31, 2008(k)(r)	0.98	0.95	2.66	2.69	804,324	—

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 283

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Semiconductors
Year ended May 31, 2012	$45.38	$(0.42)	$(2.00)	$0.02		$(2.40)	$—	$—	$—	$—	$42.98	(5.29)%	(5.40)%
Year ended May 31, 2011(o)	81.59	(0.51)	(35.72)	0.02		(36.21)	—	—	—	—	45.38	(44.39)	(44.34)
Year ended May 31, 2010(o)	191.84	(0.90)	(109.38)	0.03		(110.25)	—	—	—	—	81.59	(57.47)	(57.78)
Year ended May 31, 2009(o)	276.94	0.16	128.02	0.38		128.56	(1.93)	(211.73)	—	(213.66)	191.84	3.64	4.01
Year ended May 31, 2008(o)	308.21	8.47	(27.43)	0.23		(18.73)	(12.54)	—	—	(12.54)	276.94	(6.11)	(5.58)
UltraShort Technology
Year ended May 31, 2012	55.01	(0.44)	(13.40)	0.01		(13.83)	—	—	—	—	41.18	(25.14)	(25.44)
Year ended May 31, 2011(n)	91.17	(0.57)	(35.60)	0.01		(36.16)	—	—	—	—	55.01	(39.68)	(39.58)
Year ended May 31, 2010(n)	176.44	(0.90)	(84.37)	—	(h)	(85.27)	—	—	—	—	91.17	(48.33)	(48.20)
Year ended May 31, 2009(n)	216.90	(0.14)	67.46	0.12		67.44	(2.05)	(105.85)	—	(107.90)	176.44	7.97	7.36
Year ended May 31, 2008(n)	252.11	5.70	(29.79)	0.21		(23.88)	(11.33)	—	—	(11.33)	216.90	(9.69)	(9.66)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Semiconductors
Year ended May 31, 2012	1.37%	0.95%	(1.34)%	(0.92)%	$14,178	—%
Year ended May 31, 2011(o)	1.40	0.95	(1.28)	(0.83)	21,777	—
Year ended May 31, 2010(o)	1.31	0.95	(1.19)	(0.83)	24,477	—
Year ended May 31, 2009(o)	1.25	0.95	(0.26)	0.04	34,531	—
Year ended May 31, 2008(o)	1.46	0.95	2.13	2.64	24,925	—
UltraShort Technology
Year ended May 31, 2012	1.53	0.95	(1.49)	(0.91)	16,981	—
Year ended May 31, 2011(n)	1.51	0.95	(1.38)	(0.83)	18,556	—
Year ended May 31, 2010(n)	1.37	0.95	(1.26)	(0.84)	22,224	—
Year ended May 31, 2009(n)	1.13	0.95	(0.23)	(0.05)	36,391	—
Year ended May 31, 2008(n)	1.22	0.95	1.93	2.20	40,668	—

See accompanying notes to the financial statements.

284 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Telecommunications
Year ended May 31, 2012	$34.91	$(0.38)	$6.20		$—		$5.82	$—	$—	$—	$—	$40.73	16.67%	18.66%
Year ended May 31, 2011(o)	69.84	(0.40)	(34.55)		0.02		(34.93)	—	—	—	—	34.91	(50.02)	(48.98)
Year ended May 31, 2010(o)	155.02	(0.76)	(36.57)		0.01		(37.32)	(0.53)	(47.33)	—	(47.86)	69.84	(32.03)	(34.04)
Year ended May 31, 2009(o)	267.86	0.88	55.54		0.07		56.49	(2.91)	(166.42)	—	(169.33)	155.02	(2.77)	(0.82)
March 25, 2008* through May 31, 2008(o)	350.00	0.72	(82.94	)(i)	0.08		(82.14)	—	—	—	—	267.86	(23.47)	(23.74)
UltraShort Utilities
Year ended May 31, 2012(r)	40.30	(0.33)	(9.09)		0.01		(9.41)	—	—	—	—	30.89	(23.35)	(22.95)
Year ended May 31, 2011(r)	66.56	(0.42)	(25.84)		—	(h)	(26.26)	—	—	—	—	40.30	(39.48)	(38.46)
Year ended May 31, 2010(r)	123.18	(0.64)	(32.51)		0.01		(33.14)	(0.26)	(23.22)	—	(23.48)	66.56	(30.14)	(31.40)
Year ended May 31, 2009(r)	152.68	0.10	69.68		0.10		69.88	(0.92)	(98.46)	—	(99.38)	123.18	41.38	42.53
Year ended May 31, 2008(r)	163.30	5.43	(10.36)		0.14		(4.79)	(5.83)	—	—	(5.83)	152.68	(3.36)	(3.16)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Telecommunications
Year ended May 31, 2012	4.48%	0.95%	(4.44)%	(0.91)%	$2,443	—%
Year ended May 31, 2011(o)	6.40	0.95	(6.28)	(0.83)	2,094	—
Year ended May 31, 2010(o)	7.05	0.95	(6.95)	(0.85)	2,095	—
Year ended May 31, 2009(o)	2.24	0.95	(1.03)	0.27	2,325	—
March 25, 2008* through May 31, 2008(o)	3.21	0.95	(1.01)	1.25	8,036	—
UltraShort Utilities
Year ended May 31, 2012(r)	3.55	0.95	(3.51)	(0.91)	3,088	—
Year ended May 31, 2011(r)	2.95	0.95	(2.82)	(0.82)	4,030	—
Year ended May 31, 2010(r)	2.23	0.95	(2.13)	(0.85)	6,656	—
Year ended May 31, 2009(r)	2.21	0.95	(1.20)	0.05	12,318	—
Year ended May 31, 2008(r)	1.43	0.95	2.70	3.18	19,085	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 285

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MSCI EAFE
Year ended May 31, 2012	$46.11	$(0.46)	$6.75	$0.02		$6.31	$—	$—	$—	$—	$52.42	13.69%	13.54%
Year ended May 31, 2011	64.33	(0.44)	(17.79)	0.01		(18.22)	—	—	—	—	46.11	(28.32)	(28.23)
Year ended May 31, 2010	73.29	(0.53)	(8.46)	0.03		(8.96)	—	—	—	—	64.33	(12.23)	(12.48)
Year ended May 31, 2009	73.63	(0.31)	16.49 (i)	0.04		16.22	(0.32)	(16.24)	—	(16.56)	73.29	18.01	18.21
October 23, 2007* through May 31, 2008	70.00	1.06	3.07	0.02		4.15	(0.52)	—	—	(0.52)	73.63	5.92	6.05
Short MSCI Emerging Markets
Year ended May 31, 2012	29.43	(0.29)	3.73	0.01		3.45	—	—	—	—	32.88	11.73	11.76
Year ended May 31, 2011	40.01	(0.28)	(10.30)	—	(h)	(10.58)	—	—	—	—	29.43	(26.44)	(27.21)
Year ended May 31, 2010	52.10	(0.35)	(11.75)	0.01		(12.09)	—	—	—	—	40.01	(23.21)	(22.70)
Year ended May 31, 2009	69.46	0.03	(9.34)	0.05		(9.26)	(0.44)	(7.66)	—	(8.10)	52.10	(17.55)	(16.71)
October 30, 2007* through May 31, 2008	70.00	0.82	(0.74)	0.01		0.09	(0.63)	—	—	(0.63)	69.46	0.06	(0.59)
Short FTSE China 25
Year ended May 31, 2012	39.68	(0.40)	6.29 (i)	0.01		5.90	—	—	—	—	45.58	14.85	14.41
Year ended May 31, 2011	50.55	(0.37)	(10.51)	0.01		(10.87)	—	—	—	—	39.68	(21.50)	(21.88)
March 16, 2010* through May 31, 2010	50.00	(0.08)	0.62	0.01		0.55	—	—	—	—	50.55	1.10	2.00

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short MSCI EAFE
Year ended May 31, 2012	1.02%	0.95%	(0.99)%	(0.92)%	$255,567	—%
Year ended May 31, 2011	1.05	0.95	(0.92)	(0.83)	103,751	—
Year ended May 31, 2010	1.15	0.95	(1.05)	(0.85)	164,029	—
Year ended May 31, 2009	1.15	0.95	(0.53)	(0.33)	60,461	—
October 23, 2007* through May 31, 2008	1.90	0.95	1.38	2.33	11,044	—
Short MSCI Emerging Markets
Year ended May 31, 2012	1.00	0.95	(0.97)	(0.91)	318,150	—
Year ended May 31, 2011	1.04	0.95	(0.92)	(0.83)	220,730	—
Year ended May 31, 2010	1.05	0.95	(0.96)	(0.86)	303,109	—
Year ended May 31, 2009	1.19	0.95	(0.21)	0.03	54,701	—
October 30, 2007* through May 31, 2008	1.48	0.95	1.35	1.88	52,094	—
Short FTSE China 25
Year ended May 31, 2012	1.81	0.95	(1.77)	(0.91)	11,395	—
Year ended May 31, 2011	1.74	0.95	(1.64)	(0.86)	9,921	—
March 16, 2010* through May 31, 2010	3.41	0.95	(3.27)	(0.81)	7,582	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

286 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI EAFE
Year ended May 31, 2012	$22.39	$(0.23)	$4.44		$0.01	$4.22	$—	$—	$—	$—	$26.61	18.85%	19.09%
Year ended May 31, 2011	45.34	(0.25)	(22.71)		0.01	(22.95)	—	—	—	—	22.39	(50.62)	(50.65)
Year ended May 31, 2010	62.45	(0.37)	(16.76)		0.02	(17.11)	—	—	—	—	45.34	(27.40)	(27.48)
Year ended May 31, 2009	74.55	0.05	12.34		0.15	12.54	(0.53)	(24.11)	—	(24.64)	62.45	4.39	4.27
October 23, 2007* through May 31, 2008	70.00	0.97	3.92	(i)	0.07	4.96	(0.41)	—	—	(0.41)	74.55	7.06	7.29
UltraShort MSCI Emerging Markets
Year ended May 31, 2012	28.86	(0.29)	4.19		0.01	3.91	—	—	—	—	32.77	13.52	13.65
Year ended May 31, 2011	55.46	(0.31)	(26.31)		0.02	(26.60)	—	—	—	—	28.86	(47.96)	(48.92)
Year ended May 31, 2010(k)	103.80	(0.55)	(47.83)		0.04	(48.34)	—	—	—	—	55.46	(46.57)	(45.68)
Year ended May 31, 2009(k)	316.77	(0.15)	(193.65)		0.51	(193.29)	(2.69)	(16.99)	—	(19.68)	103.80	(65.89)	(65.53)
October 30, 2007* through May 31, 2008(k)	350.00	4.25	(35.07)		0.30	(30.52)	(2.71)	—	—	(2.71)	316.77	(8.87)	(9.60)
UltraShort MSCI Europe
Year ended May 31, 2012	42.54	(0.40)	4.70		0.03	4.33	—	—	—	—	46.87	10.17	10.21
Year ended May 31, 2011(n)	107.00	(0.54)	(63.96)		0.04	(64.46)	—	—	—	—	42.54	(60.24)	(59.80)
June 16, 2009* through May 31, 2010(n)	160.00	(0.78)	(52.44	)(i)	0.22	(53.00)	—	—	—	—	107.00	(33.13)	(33.75)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Year ended May 31, 2012	1.33%	0.95%	(1.29)%	(0.91)%	$23,949	—%
Year ended May 31, 2011	1.46	0.95	(1.32)	(0.81)	15,112	—
Year ended May 31, 2010	1.29	0.95	(1.18)	(0.84)	47,603	—
Year ended May 31, 2009	1.11	0.95	(0.11)	0.05	56,206	—
October 23, 2007* through May 31, 2008	1.20	0.95	1.70	1.95	67,097	—
UltraShort MSCI Emerging Markets
Year ended May 31, 2012	1.04	0.95	(1.01)	(0.91)	107,138	—
Year ended May 31, 2011	1.00	0.95	(0.86)	(0.82)	118,187	—
Year ended May 31, 2010(k)	1.05	0.95	(0.95)	(0.85)	231,238	—
Year ended May 31, 2009(k)	1.08	0.95	(0.17)	(0.04)	207,075	—
October 30, 2007* through May 31, 2008(k)	1.01	0.95	1.87	1.93	275,590	—
UltraShort MSCI Europe
Year ended May 31, 2012	1.05	0.95	(1.00)	(0.90)	278,857	—
Year ended May 31, 2011(n)	1.13	0.95	(0.98)	(0.80)	40,409	—
June 16, 2009* through May 31, 2010(n)	1.29	0.95	(1.17)	(0.83)	187,242	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 287

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Pacific ex-Japan
Year ended May 31, 2012	$47.23	$(0.45)	$3.18	$0.02		$2.75	$—	$—	$—	$—	$49.98	5.81%	6.94%
Year ended May 31, 2011(o)	107.53	(0.49)	(59.83)	0.02		(60.30)	—	—	—	—	47.23	(56.08)	(54.38)
June 16, 2009* through May 31, 2010(o)	200.00	(0.85)	(91.75)	0.13		(92.47)	—	—	—	—	107.53	(46.23)	(48.00)
UltraShort MSCI Brazil
Year ended May 31, 2012(u)	59.93	(0.62)	26.08	0.02		25.48	—	—	—	—	85.41	42.53	42.28
Year ended May 31, 2011(u)	103.22	(0.61)	(42.70)	0.02		(43.29)	—	—	—	—	59.93	(41.94)	(45.53)
June 16, 2009* through May 31, 2010(u)	240.00	(0.85)	(136.02)	0.09		(136.78)	—	—	—	—	103.22	(57.00)	(54.13)
UltraShort FTSE China 25
Year ended May 31, 2012	25.29	(0.26)	5.10	—	(h)	4.84	—	—	—	—	30.13	19.16	18.97
Year ended May 31, 2011	42.18	(0.26)	(16.64)	0.01		(16.89)	—	—	—	—	25.29	(40.04)	(40.00)
Year ended May 31, 2010(k)	68.15	(0.38)	(25.59)	—	(h)	(25.97)	—	—	—	—	42.18	(38.11)	(38.21)
Year ended May 31, 2009(k)	337.84	0.66	(267.53)	0.30		(266.57)	(3.12)	—	—	(3.12)	68.15	(79.69)	(79.68)
November 6, 2007* through May 31, 2008(k)	350.00	4.89	(15.06)	0.41		(9.76)	(2.40)	—	—	(2.40)	337.84	(2.91)	(2.78)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Pacific ex-Japan
Year ended May 31, 2012	5.43%	0.95%	(5.39)%	(0.91)%	$2,498	—%
Year ended May 31, 2011(o)	5.13	0.95	(5.02)	(0.84)	7,084	—
June 16, 2009* through May 31, 2010(o)	3.01	0.95	(2.90)	(0.84)	3,226	—
UltraShort MSCI Brazil
Year ended May 31, 2012(u)	1.66	0.95	(1.62)	(0.90)	19,213	—
Year ended May 31, 2011(u)	1.40	0.95	(1.27)	(0.82)	14,232	—
June 16, 2009* through May 31, 2010(u)	1.51	0.95	(1.40)	(0.84)	42,577	—
UltraShort FTSE China 25
Year ended May 31, 2012	1.03	0.95	(0.99)	(0.91)	204,751	—
Year ended May 31, 2011	1.04	0.95	(0.91)	(0.82)	173,727	—
Year ended May 31, 2010(k)	1.03	0.95	(0.94)	(0.86)	400,477	—
Year ended May 31, 2009(k)	1.02	0.95	0.18	0.25	169,686	—
November 6, 2007* through May 31, 2008(k)	1.05	0.95	2.06	2.16	673,999	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

288 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Japan
Year ended May 31, 2012	$35.85	$(0.33)	$3.00 (i)	$0.01		$2.68	$—	$—	$—	$—	$38.53	7.48%	7.55%
Year ended May 31, 2011	49.17	(0.33)	(13.03)	0.04		(13.32)	—	—	—	—	35.85	(27.10)	(27.33)
Year ended May 31, 2010	58.79	(0.41)	(9.22)	0.01		(9.62)	—	—	—	—	49.17	(16.36)	(16.81)
Year ended May 31, 2009	68.59	0.12	2.56	0.05		2.73	(0.40)	(12.13)	—	(12.53)	58.79	(0.56)	(0.11)
November 6, 2007* through May 31, 2008	70.00	0.95	(1.65)	0.03		(0.67)	(0.74)	—	—	(0.74)	68.59	(1.10)	(0.98)
UltraShort MSCI Mexico Investable Market
Year ended May 31, 2012	49.32	(0.44)	(3.28)	—		(3.72)	—	—	—	—	45.60	(7.56)	(11.30)
Year ended May 31, 2011(n)	92.39	(0.54)	(42.55)	0.02		(43.07)	—	—	—	—	49.32	(46.62)	(48.66)
June 16, 2009* through May 31, 2010(n)	240.00	(1.07)	(146.65)	0.11		(147.61)	—	—	—	—	92.39	(61.50)	(59.92)
Short 7-10 Year Treasury
Year ended May 31, 2012	38.37	(0.32)	(5.35)	—	(h)	(5.67)	—	—	—	—	32.70	(14.76)	(14.71)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(1.57)	—		(1.63)	—	—	—	—	38.37	(4.09)	(3.97)
Short 20+ Year Treasury
Year ended May 31, 2012	41.68	(0.31)	(12.37)	—	(h)	(12.68)	—	—	—	—	29.00	(30.42)	(30.68)
Year ended May 31, 2011	45.45	(0.37)	(3.40)	—	(h)	(3.77)	—	—	—	—	41.68	(8.32)	(8.41)
August 18, 2009* through May 31, 2010	50.00	(0.33)	(4.23)	0.01		(4.55)	—	—	—	—	45.45	(9.10)	(8.96)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Japan
Year ended May 31, 2012	1.58%	0.95%	(1.56)%	(0.92)%	$11,558	—%
Year ended May 31, 2011	1.64	0.95	(1.55)	(0.87)	37,639	—
Year ended May 31, 2010	1.95	0.95	(1.85)	(0.85)	14,752	—
Year ended May 31, 2009	1.82	0.95	(0.75)	0.13	13,228	—
November 6, 2007* through May 31, 2008	2.15	0.95	0.93	2.13	20,576	—
UltraShort MSCI Mexico Investable Market
Year ended May 31, 2012	5.64	0.95	(5.60)	(0.90)	2,279	—
Year ended May 31, 2011(n)	4.71	0.95	(4.58)	(0.81)	2,465	—
June 16, 2009* through May 31, 2010(n)	1.98	0.95	(1.88)	(0.85)	3,465	—
Short 7-10 Year Treasury
Year ended May 31, 2012	1.32	0.95	(1.28)	(0.91)	14,716	—
April 4, 2011* through May 31, 2011	3.76	0.95	(3.74)	(0.94)	7,673	—
Short 20+ Year Treasury
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	848,316	—
Year ended May 31, 2011	0.97	0.95	(0.87)	(0.85)	1,006,624	—
August 18, 2009* through May 31, 2010	1.03	0.95	(0.94)	(0.86)	479,518	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 289

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short High Yield
Year ended May 31, 2012	$38.98	$(0.35)	$(2.21)	$0.02		$(2.54)	$—	$—	$—	$—	$36.44	(6.53)%	(6.67)%
March 21, 2011* through May 31, 2011	40.00	(0.07)	(0.96)	0.01		(1.02)	—	—	—	—	38.98	(2.55)	(2.55)
Short Investment Grade Corporate
Year ended May 31, 2012	38.55	(0.33)	(3.91)	—	(h)	(4.24)	—	—	—	—	34.31	(11.00)	(10.84)
March 28, 2011* through May 31, 2011	40.00	(0.06)	(1.39)	—	(h)	(1.45)	—	—	—	—	38.55	(3.63)	(3.55)
UltraShort 3-7 Year Treasury
Year ended May 31, 2012	37.67	(0.31)	(4.78)	—	(h)	(5.09)	—	—	—	—	32.58	(13.52)	(13.79)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(2.28)	0.01		(2.33)	—	—	—	—	37.67	(5.83)	(5.76)
UltraShort 7-10 Year Treasury
Year ended May 31, 2012	38.69	(0.30)	(10.27)	0.01		(10.56)	—	—	—	—	28.13	(27.30)	(27.47)
Year ended May 31, 2011	46.68	(0.35)	(7.64)	—	(h)	(7.99)	—	—	—	—	38.69	(17.13)	(16.99)
Year ended May 31, 2010	56.61	(0.46)	(9.48)	0.01		(9.93)	—	—	—	—	46.68	(17.56)	(17.60)
Year ended May 31, 2009	72.02	(0.32)	(14.91)	0.03		(15.20)	(0.21)	—	—	(0.21)	56.61	(21.13)	(21.45)
April 29, 2008* through May 31, 2008	70.00	0.06	1.93	0.03		2.02	—	—	—	—	72.02	2.89	3.23

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short High Yield
Year ended May 31, 2012	1.17%	0.95%	(1.14)%	(0.92)%	$47,371	—%
March 21, 2011* through May 31, 2011	3.66	0.95	(3.64)	(0.93)	9,746	—
Short Investment Grade Corporate
Year ended May 31, 2012	3.07	0.95	(3.03)	(0.91)	3,431	—
March 28, 2011* through May 31, 2011	4.88	0.95	(4.87)	(0.94)	3,855	—
UltraShort 3-7 Year Treasury
Year ended May 31, 2012	2.06	0.95	(2.02)	(0.91)	4,886	—
April 4, 2011* through May 31, 2011	4.99	0.95	(4.97)	(0.93)	3,767	—
UltraShort 7-10 Year Treasury
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	335,462	—
Year ended May 31, 2011	0.98	0.95	(0.86)	(0.84)	478,837	—
Year ended May 31, 2010	0.99	0.95	(0.90)	(0.86)	367,630	—
Year ended May 31, 2009	1.01	0.95	(0.63)	(0.57)	445,822	—
April 29, 2008* through May 31, 2008	3.55	0.95	(1.66)	0.94	32,410	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

290 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 20+ Year Treasury
Year ended May 31, 2012	$33.14	$(0.20)	$(17.38)		$—	(h)	$(17.58)	$—	$—	$—	$—	$15.56	(53.04)%	(53.42)%
Year ended May 31, 2011	40.13	(0.30)	(6.69)		—	(h)	(6.99)	—	—	—	—	33.14	(17.44)	(17.65)
Year ended May 31, 2010	52.48	(0.42)	(11.95)		0.02		(12.35)	—	—	—	—	40.13	(23.55)	(23.48)
Year ended May 31, 2009	72.34	(0.34)	(19.38	)(i)	0.03		(19.69)	(0.17)	—	—	(0.17)	52.48	(27.25)	(27.43)
April 29, 2008* through May 31, 2008	70.00	0.05	2.25		0.04		2.34	—	—	—	—	72.34	3.34	3.89
UltraShort TIPS
Year ended May 31, 2012	35.17	(0.27)	(7.96)		0.01		(8.22)	—	—	—	—	26.95	(23.38)	(22.91)
February 9, 2011* through May 31, 2011	40.00	(0.10)	(4.73)		—	(h)	(4.83)	—	—	—	—	35.17	(12.08)	(12.05)
UltraPro Short 20+ Year Treasury
March 27, 2012* through May 31, 2012	25.00	(0.03)	(7.96)		0.02		(7.97)	—	—	—	—	17.03	(31.88)	(32.44)
Credit Suisse 130/30
Year ended May 31, 2012	62.15	0.62	(2.81)		—	(h)	(2.19)	(0.50)	—	—	(0.50)	59.46	(3.51)	(3.06)
Year ended May 31, 2011	49.79	0.57	12.19		—	(h)	12.76	(0.40)	—	—	(0.40)	62.15	25.73	24.62
July 13, 2009* through May 31, 2010	40.00	0.38	9.63		0.02		10.03	(0.24)	—	—	(0.24)	49.79	25.08	25.71
Hedge Replication ETF
July 12, 2011* through May 31, 2012	40.00	(0.13)	(1.77)		0.01		(1.89)	—	—	—	—	38.11	(4.71)	(4.60)
RAFI® Long/Short
Year ended May 31, 2012	41.41	0.38	(5.38)		0.01		(4.99)	(0.40)	—	—	(0.40)	36.02	(12.10)	(12.00)
December 2, 2010* through May 31, 2011	40.00	0.13	1.34	(i)	0.02		1.49	(0.08)	—	—	(0.08)	41.41	3.72	3.57

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort 20+ Year Treasury
Year ended May 31, 2012	0.92%	0.92%	(0.88)%	(0.88)%	$3,174,818	—%
Year ended May 31, 2011	0.93	0.93	(0.82)	(0.82)	5,806,617	—
Year ended May 31, 2010	0.95	0.95	(0.87)	(0.87)	5,158,951	—
Year ended May 31, 2009	0.97	0.95	(0.73)	(0.71)	4,058,210	—
April 29, 2008* through May 31, 2008	2.37	0.95	(0.62)	0.80	92,227	—
UltraShort TIPS
Year ended May 31, 2012	3.10	0.95	(3.06)	(0.91)	4,042	—
February 9, 2011* through May 31, 2011	3.36	0.95	(3.32)	(0.91)	3,517	—
UltraPro Short 20+ Year Treasury
March 27, 2012* through May 31, 2012	5.49	0.95	(5.39)	(0.85)	5,109	—
Credit Suisse 130/30
Year ended May 31, 2012	1.09	0.95	0.92	1.06	77,294	73
Year ended May 31, 2011	1.16	0.95	0.79	1.01	114,977	86
July 13, 2009* through May 31, 2010	1.60	0.95	0.23	0.87	54,770	101
Hedge Replication ETF
July 12, 2011* through May 31, 2012	1.96	0.95	(1.38)	(0.37)	17,152	158
RAFI® Long/Short
Year ended May 31, 2012	1.51	0.95	0.44	1.00	14,409	56
December 2, 2010* through May 31, 2011	2.00	0.95	(0.41)	0.65	18,633	45

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 291

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
German Sovereign / Sub-Sovereign ETF
January 24, 2012* through May 31, 2012	$40.00	$0.13	$(0.64)	$0.16	$(0.35)	$(0.10)	$—	$—	$(0.10)	$39.55	(0.90)%	0.06%
USD Covered Bond
May 21, 2012* through May 31, 2012	100.00	0.02	0.15	—	0.17	—	—	—	—	100.17	0.17	0.41
30 Year TIPS/TSY Spread
January 10, 2012* through May 31, 2012	40.00	0.44	(1.96)	0.04	(1.48)	—	—	—	—	38.52	(3.70)	(3.68)
UltraPro 10 Year TIPS/TSY Spread
February 7, 2012* through May 31, 2012	40.00	0.38	(1.77)	0.04	(1.35)	—	—	—	—	38.65	(3.38)	(4.20)
Short 30 Year TIPS/TSY Spread
January 10, 2012* through May 31, 2012	40.00	0.28	0.70	0.04	1.02	(0.12)	—	—	(0.12)	40.90	2.57	(1.17)
UltraPro Short 10 Year TIPS/TSY Spread
February 7, 2012* through May 31, 2012	40.00	0.12	0.68	0.04	0.84	(0.04)	—	—	(0.04)	40.80	2.09	2.32

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
German Sovereign / Sub-Sovereign ETF
January 24, 2012* through May 31, 2012	3.87%	0.45%	(2.50)%	0.92%	$3,955	22%
USD Covered Bond
May 21, 2012* through May 31, 2012	9.68	0.35	(8.47)	0.85	13,023	—
30 Year TIPS/TSY Spread
January 10, 2012* through May 31, 2012	3.38	0.75	0.19	2.81	3,852	136
UltraPro 10 Year TIPS/TSY Spread
February 7, 2012* through May 31, 2012	3.86	0.75	(0.10)	3.01	3,865	14
Short 30 Year TIPS/TSY Spread
January 10, 2012* through May 31, 2012	3.45	0.75	(0.88)	1.81	4,090	123
UltraPro Short 10 Year TIPS/TSY Spread
February 7, 2012* through May 31, 2012	3.89	0.75	(2.21)	0.93	4,080	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

292 :: ProShares Trust :: Financial Highlights

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 15, 2010.

(m)  Less than 0.005%.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective February 25, 2011.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 11, 2012.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 293

Notes to Financial Statements

294 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of the 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value and is comprised of 115 operational Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of ProShares Short S&P 500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

Securities prices are generally valued at their market value using information provided by a third party pricing service or market quotations. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short period may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of May 31, 2012, based on levels assigned to securities on May 31, 2011.

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 295

The following is a summary of the valuations as of May 31, 2012 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks	Futures Contracts*	Rights / Warrants	Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra QQQ®	$413,099,774	$(3,962,778)	—	—	$63,611,541	$137,349,117	$22,024,907	$614,060,432	$18,062,129
Ultra Dow30SM	81,444,690	(442,242)	—	—	22,562,539	102,266,805	(5,926,634)	206,274,034	(6,368,876)
Ultra S&P500®	933,862,001	(949,709)	—	—	44,029,434	231,058,608	56,707,160	1,208,950,043	55,757,451
Ultra Russell3000	722,131	—	—	—	233,569	2,085,346	494,993	3,041,046	494,993
Ultra MidCap400	52,590,597	(31,454)	—	—	3,273,690	20,671,889	981,431	76,536,176	949,977
Ultra SmallCap600	15,934,918	—	—	—	1,004,278	5,591,206	537,222	22,530,402	537,222
Ultra Russell2000	93,214,518	(15,575)	$2,185	—	16,118,930	50,332,539	(6,833,072)	159,668,172	(6,848,647)
UltraPro QQQ®	159,040,862	(556,026)	—	—	1,280,038	18,529,070	6,765,652	178,849,970	6,209,626
UltraPro Dow30SM	8,248,289	(45,841)	—	—	2,440,087	27,129,038	13,954	37,817,414	(31,887)
UltraPro S&P500®	223,528,628	(496,633)	—	—	7,156,542	40,869,368	(7,180,993)	271,554,538	(7,677,626)
UltraPro MidCap400	13,090,149	(610)	—	—	738,866	8,901,924	(824,725)	22,730,939	(825,335)
UltraPro Russell2000	56,456,680	(69,882)	1,363	—	6,026,143	19,490,801	782,999	81,974,987	713,117
Ultra Russell1000 Value	3,410,771	—	—	—	325,614	2,191,083	500,374	5,927,468	500,374
Ultra Russell1000 Growth	6,264,769	—	—	—	621,625	4,279,740	1,487,542	11,166,134	1,487,542
Ultra Russell MidCap Value	1,905,270	—	—	—	456,887	2,665,732	(1,996)	5,027,889	(1,996)
Ultra Russell MidCap Growth	3,854,418	—	—	—	896,494	5,483,487	190,202	10,234,399	190,202
Ultra Russell2000 Value	3,307,347	—	—	—	379,441	3,269,670	914,821	6,956,458	914,821
Ultra Russell2000 Growth	3,910,690	—	190	—	1,055,032	7,317,364	228,446	12,283,276	228,446
Ultra Basic Materials	106,148,868	—	—	—	5,788,199	35,541,702	2,313,474	147,478,769	2,313,474
Ultra Nasdaq Biotechnology	14,309,774	—	—	—	915,363	6,434,540	351,790	21,659,677	351,790
Ultra Consumer Goods	8,138,404	—	—	—	348,913	2,581,595	1,534,275	11,068,912	1,534,275
Ultra Consumer Services	6,076,655	—	—	—	59,658	745,975	2,324,248	6,882,288	2,324,248
Ultra Financials	588,113,901	—	—	—	46,635,512	71,796,708	(22,835,373)	706,546,121	(22,835,373)
Ultra Health Care	23,644,375	—	—	—	677,658	4,268,709	4,814,657	28,590,742	4,814,657
Ultra Industrials	15,366,960	—	—	—	571,494	3,699,470	(261,485)	19,637,924	(261,485)
Ultra Oil & Gas	155,925,513	—	—	—	29,976,896	39,749,837	(17,215,747)	225,652,246	(17,215,747)
Ultra Real Estate	198,201,266	—	—	—	29,535,938	65,758,459	5,544,103	293,495,663	5,544,103
Ultra KBW Regional Banking	2,841,470	—	—	—	134,814	892,526	401,567	3,868,810	401,567
Ultra Semiconductors	22,638,139	—	—	—	1,991,486	11,532,541	(4,206,680)	36,162,166	(4,206,680)
Ultra Technology	51,813,242	—	—	—	3,299,415	19,241,492	(301,308)	74,354,149	(301,308)
Ultra Telecommunications	101,141	—	—	—	325,858	2,601,779	7,003	3,028,778	7,003
Ultra Utilities	9,835,280	—	—	—	869,202	5,170,222	464,960	15,874,704	464,960
Ultra MSCI EAFE	—	—	—	—	1,244,152	6,868,754	(610,757)	8,112,906	(610,757)
Ultra MSCI Emerging Markets	—	—	—	—	3,596,106	20,921,106	(3,185,948)	24,517,212	(3,185,948)
Ultra MSCI Europe	—	—	—	—	644,046	1,553,672	(87,306)	2,197,718	(87,306)
Ultra MSCI Pacific ex-Japan	—	—	—	—	92,653	1,323,829	(197,553)	1,416,482	(197,553)

296 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks	Futures Contracts*	Rights / Warrants	Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra MSCI Brazil	—	—	—	—	$814,352	$9,668,169	$(5,695,837)	$10,482,521	$(5,695,837)
Ultra FTSE China 25	—	—	—	—	4,593,155	28,323,232	(8,544,221)	32,916,387	(8,544,221)
Ultra MSCI Japan	—	—	—	—	1,871,650	12,577,486	(1,191,919)	14,449,136	(1,191,919)
Ultra MSCI Mexico Investable Market	—	—	—	—	103,337	1,096,939	187,792	1,200,276	187,792
Ultra 7-10 Year Treasury	—	$402,238	—	$438,786,078	21,302,320	117,740,486	19,561,112	577,828,884	19,963,350
Ultra 20+ Year Treasury	—	13,899	—	8,308,954	788,288	5,305,502	8,825,563	14,402,744	8,839,462
Ultra High Yield	—	—	—	—	515,168	3,268,390	(78,610)	3,783,558	(78,610)
Ultra Investment Grade Corporate	—	—	—	—	477,148	1,020,674	685,160	1,497,822	685,160
Short QQQ®	—	2,444,744	—	—	77,894,945	174,449,410	3,384,430	252,344,355	5,829,174
Short Dow30SM	—	2,584,860	—	—	40,230,899	214,615,822	2,716,335	254,846,721	5,301,195
Short S&P500®	—	12,363,089	—	—	282,060,387	1,496,753,599	14,715,347	1,778,813,986	27,078,436
Short MidCap400	—	212,617	—	—	4,787,750	27,994,454	579,523	32,782,204	792,140
Short SmallCap600	—	—	—	—	2,874,902	16,639,223	442,789	19,514,125	442,789
Short Russell2000	—	5,263,053	—	—	87,812,710	336,293,681	16,404,002	424,106,391	21,667,055
UltraShort QQQ®	—	5,132,439	—	—	70,797,421	403,527,686	27,954,259	474,325,107	33,086,698
UltraShort Dow30SM	—	2,290,397	—	—	65,138,908	218,045,360	(5,951,537)	283,184,268	(3,661,140)
UltraShort S&P500®	—	17,964,528	—	—	395,646,462	1,214,500,977	(90,904,454)	1,610,147,439	(72,939,926)
UltraShort Russell3000	—	—	—	—	176,301	1,506,856	(19,011)	1,683,157	(19,011)
UltraShort MidCap400	—	255,831	—	—	4,783,238	30,830,810	2,868,138	35,614,048	3,123,969
UltraShort SmallCap600	—	—	—	—	2,304,494	15,475,803	1,632,784	17,780,297	1,632,784
UltraShort Russell2000	—	2,801,858	—	—	81,092,690	216,258,541	7,381,873	297,351,231	10,183,731
UltraPro Short QQQ®	—	1,967,175	—	—	25,457,743	101,472,062	(4,036,727)	126,929,805	(2,069,552)
UltraPro Short Dow30SM	—	347,602	—	—	11,871,527	50,333,941	4,390,964	62,205,468	4,738,566
UltraPro Short S&P500®	—	4,716,161	—	—	71,439,294	282,428,443	35,903,267	353,867,737	40,619,428
UltraPro Short MidCap400	—	100,864	—	—	839,813	6,223,498	(744,428)	7,063,311	(643,564)
UltraPro Short Russell2000	—	671,862	—	—	12,948,400	41,294,940	861,202	54,243,340	1,533,064
UltraShort Russell1000 Value	—	—	—	—	171,740	1,555,416	192,148	1,727,156	192,148
UltraShort Russell1000 Growth	—	—	—	—	195,909	1,875,164	96,492	2,071,073	96,492
UltraShort Russell MidCap Value	—	—	—	—	124,491	1,345,830	29,538	1,470,321	29,538
UltraShort Russell MidCap Growth	—	—	—	—	179,401	1,760,227	67,048	1,939,628	67,048
UltraShort Russell2000 Value	—	—	—	—	602,943	4,399,267	150,720	5,002,210	150,720
UltraShort Russell2000 Growth	—	—	—	—	676,600	6,571,654	1,049,124	7,248,254	1,049,124
Short Basic Materials	—	—	—	—	866,966	5,747,551	933,111	6,614,517	933,111
Short Financials	—	—	—	—	12,553,760	73,947,925	7,296,373	86,501,685	7,296,373
Short Oil & Gas	—	—	—	—	1,452,947	5,935,587	842,594	7,388,534	842,594
Short Real Estate	—	—	—	—	3,850,416	23,375,501	571,134	27,225,917	571,134
Short KBW Regional Banking	—	—	—	—	560,031	4,157,680	33,323	4,717,711	33,323
UltraShort Basic Materials	—	—	—	—	4,056,210	33,815,353	9,027,304	37,871,563	9,027,304

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 297

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks	Futures Contracts*	Rights / Warrants	Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort Nasdaq Biotechnology	—	—	—	—	$402,878	$4,300,646	$(440,772)	$4,703,524	$(440,772)
UltraShort Consumer Goods	—	—	—	—	310,731	2,105,364	(55,770)	2,416,095	(55,770)
UltraShort Consumer Services	—	—	—	—	955,071	7,139,069	(1,076,472)	8,094,140	(1,076,472)
UltraShort Financials	—	—	—	—	52,209,982	144,186,428	39,686,221	196,396,410	39,686,221
UltraShort Health Care	—	—	—	—	437,416	3,419,816	(73,376)	3,857,232	(73,376)
UltraShort Industrials	—	—	—	—	544,428	5,076,902	395,091	5,621,330	395,091
UltraShort Oil & Gas	—	—	—	—	6,718,610	37,840,359	18,729,983	44,558,969	18,729,983
UltraShort Real Estate	—	—	—	—	36,133,818	105,697,927	(10,054,509)	141,831,745	(10,054,509)
UltraShort Semiconductors	—	—	—	—	977,057	8,953,861	2,994,436	9,930,918	2,994,436
UltraShort Technology	—	—	—	—	1,463,343	12,782,362	1,741,704	14,245,705	1,741,704
UltraShort Telecommunications	—	—	—	—	231,917	1,969,350	38,888	2,201,267	38,888
UltraShort Utilities	—	—	—	—	432,169	2,908,588	(405,488)	3,340,757	(405,488)
Short MSCI EAFE	—	—	—	—	62,249,068	190,117,399	(364,252)	252,366,467	(364,252)
Short MSCI Emerging Markets	—	—	—	—	92,623,217	193,432,669	(13,146,591)	286,055,886	(13,146,591)
Short FTSE China 25	—	—	—	—	1,967,431	10,040,545	(601,492)	12,007,976	(601,492)
UltraShort MSCI EAFE	—	—	—	—	2,446,974	21,035,516	(464,315)	23,482,490	(464,315)
UltraShort MSCI Emerging Markets	—	—	—	—	26,807,373	60,486,899	3,732,682	87,294,272	3,732,682
UltraShort MSCI Europe	—	—	—	—	86,899,898	176,316,140	(10,310,430)	263,216,038	(10,310,430)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	308,127	2,226,749	(501,089)	2,534,876	(501,089)
UltraShort MSCI Brazil	—	—	—	—	1,413,336	15,633,855	793,207	17,047,191	793,207
UltraShort FTSE China 25	—	—	—	—	34,553,266	126,234,956	33,513,112	160,788,222	33,513,112
UltraShort MSCI Japan	—	—	—	—	1,150,672	8,452,417	785,936	9,603,089	785,936
UltraShort MSCI Mexico Investable Market	—	—	—	—	228,251	2,332,521	(562,317)	2,560,772	(562,317)
Short 7-10 Year Treasury	—	—	—	—	2,353,789	12,627,645	(909,695)	14,981,434	(909,695)
Short 20+ Year Treasury	—	$(303,990)	—	—	238,042,295	737,301,561	(178,270,484)	975,343,856	(178,574,474)
Short High Yield	—	—	—	—	9,580,593	31,585,902	(2,788,336)	41,166,495	(2,788,336)
Short Investment Grade Corporate	—	—	—	—	1,122,677	2,426,891	(381,701)	3,549,568	(381,701)
UltraShort 3-7 Year Treasury	—	—	—	—	767,662	4,296,444	(171,745)	5,064,106	(171,745)
UltraShort 7-10 Year Treasury	—	(159,874)	—	—	100,421,618	275,376,333	(46,255,989)	375,797,951	(46,415,863)
UltraShort 20+ Year Treasury	—	(2,046,391)	—	—	734,155,829	3,215,994,174	(1,037,202,741)	3,950,150,003	(1,039,249,132)
UltraShort TIPS	—	—	—	—	1,258,853	3,575,557	(788,543)	4,834,410	(788,543)
UltraPro Short 20+ Year Treasury	—	—	—	—	714,352	6,801,973	(1,515,161)	7,516,325	(1,515,161)
Credit Suisse 130/30	$72,293,860	—	—	—	630,762	3,578,821	451,345	76,503,443	451,345
Hedge Replication ETF	2,482,193	81,600	—	—	11,813,835	2,022,749	(306,306)	16,318,777	(224,706)
RAFI® Long/Short	13,050,555	—	—	—	327,959	1,844,133	(822,827)	15,222,647	(822,827)
German Sovereign / Sub-Sovereign ETF	—	—	—	$626,783	3,230,834	6,468	—	3,864,085	—
298 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks	Futures Contracts*	Rights / Warrants	Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
USD Covered Bond	—	—	—	$12,886,369	$12,877	$68,044	—	$12,967,290	—
30 Year TIPS/TSY Spread	—	—	—	3,401,587	21,543	123,841	$(334,253)	3,546,971	$(334,253)
UltraPro 10 Year TIPS/TSY Spread	—	—	—	3,375,133	45,196	423,862	(251,774)	3,844,191	(251,774)
Short 30 Year TIPS/TSY Spread	—	—	—	3,448,101	57,522	623,969	(194,671)	4,129,592	(194,671)
UltraPro Short 10 Year TIPS/TSY Spread	—	$4,432	—	3,518,713	8,299	153,876	(72,013)	3,680,888	(67,581)

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Ultra Russell3000	Ultra Russell2000	UltraPro Russell2000	Ultra Russell2000 Growth	Ultra MSCI Emerging Markets
Balance as of 05/31/11	$—	$—	$—	$—	$—
Total gain or loss (realized/unrealized) included in earnings	9	16,878	763	3,949	3,438
Sales	(9)	(16,878)	(763)	(3,949)	(3,438)
Transfer into Level 3	—	—	—	—	—
Transfer out of Level 3	—	—	—	—	—
Balance as of 05/31/12	$—	$—	$—	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 05/31/12	$—	$—	$—	$—	$—

American Depositary Receipts ("ADRs")

The Funds may invest in depositary receipts, including ADRs. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock outside the U.S., the Funds can avoid certain risks related to investing in foreign securities in non-U.S. markets.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 299

On May 31, 2012, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.21%, dated 05/31/12, due 06/01/12 (1)	BNP Paribas Securities Corp., 0.19%, dated 05/31/12, due 06/01/12 (2)	Credit Suisse (USA) LLC, 0.13%, dated 05/31/12, due 06/01/12 (3)	Credit Suisse (USA) LLC, 0.18%, dated 05/31/12, due 06/01/12 (4)	Credit Suisse (USA) LLC, 0.20%, dated 05/31/12, due 06/01/12 (5)	ING Financial Markets LLC, 0.19%, dated 05/31/12, due 06/01/12 (6)	JPMorgan Securities, Inc., 0.17%, dated 05/31/12, due 06/01/12 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.17%, dated 05/31/12, due 06/01/12 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.19%, dated 05/31/12, due 06/01/12 (9)	UBS Securities LLC, 0.19%, dated 05/31/12, due 06/01/12 (10)
Ultra QQQ®	$5,525,398	$22,596,058	$1,291,203	$8,408,780	$11,981,415	$5,990,707	$29,540,590	$1,355,764	$24,631,637	$26,027,565
Ultra Dow30SM	3,886,368	17,965,580	1,026,605	6,210,431	9,019,390	4,509,695	22,346,837	1,077,935	17,176,991	19,046,973
Ultra S&P500®	8,526,590	41,864,534	2,392,259	13,975,254	20,487,885	10,243,943	50,882,260	2,511,872	37,510,976	42,663,035
Ultra Russell3000	103,850	243,054	13,889	132,099	173,294	86,647	417,689	14,583	475,925	424,316
Ultra MidCap400	830,453	3,406,628	194,664	1,265,317	1,803,775	901,888	4,447,823	204,398	3,701,320	3,915,623
Ultra SmallCap600	199,940	1,045,060	59,718	336,758	498,529	249,264	1,241,125	62,704	875,068	1,023,040
Ultra Russell2000	2,094,983	7,928,882	453,079	3,097,029	4,360,378	2,180,189	10,717,008	475,733	9,384,821	9,640,437
UltraPro QQQ®	1,087,894	1,332,017	76,115	1,210,403	1,468,470	734,235	3,456,288	79,921	5,072,351	4,011,376
UltraPro Dow30SM	1,475,302	2,539,174	145,096	1,746,108	2,200,780	1,100,390	5,241,946	152,350	6,826,314	5,701,578
UltraPro S&P500®	1,499,751	7,447,155	425,552	2,470,057	3,627,509	1,813,755	9,012,999	446,829	6,591,875	7,533,886
UltraPro MidCap400	496,929	768,870	43,935	575,804	716,606	358,303	1,700,235	46,132	2,305,494	1,889,616
UltraPro Russell2000	857,748	2,837,433	162,139	1,209,613	1,668,443	834,222	4,078,276	170,246	3,871,630	3,801,051
Ultra Russell1000 Value	92,461	338,837	19,362	135,100	189,272	94,636	464,585	20,330	414,988	421,512
Ultra Russell1000 Growth	183,586	646,868	36,964	264,548	368,406	184,203	902,841	38,812	825,831	827,681
Ultra Russell MidCap Value	99,879	475,440	27,168	161,568	235,719	117,859	584,703	28,526	440,464	494,406
Ultra Russell MidCap Growth	214,452	932,899	53,309	334,346	480,995	240,497	1,188,855	55,974	952,012	1,030,148
Ultra Russell2000 Value	160,083	394,849	22,563	206,512	272,897	136,449	659,145	23,691	732,193	661,288
Ultra Russell2000 Growth	315,511	1,097,874	62,736	452,676	629,189	314,595	1,541,147	65,872	1,420,257	1,417,507
Ultra Basic Materials	1,394,664	6,023,246	344,185	2,168,133	3,115,591	1,557,796	7,698,452	361,395	6,194,422	6,683,818
Ultra Nasdaq Biotechnology	280,016	952,534	54,430	398,632	552,169	276,084	1,351,241	57,152	1,262,039	1,250,243
Ultra Consumer Goods	116,153	363,081	20,748	160,780	219,891	109,945	536,249	21,785	525,793	507,170
Ultra Consumer Services	42,111	62,080	3,547	48,356	59,849	29,924	141,754	3,725	195,595	159,034
Ultra Financials	3,034,132	11,080,871	633,193	4,427,902	6,200,095	3,100,047	15,216,599	664,852	13,620,635	13,818,382
Ultra Health Care	171,145	705,176	40,296	261,210	372,624	186,312	918,996	42,311	762,570	808,069
Ultra Industrials	151,603	594,701	33,983	227,105	321,518	160,759	791,380	35,682	677,636	705,103
Ultra Oil & Gas	1,515,968	6,956,014	397,487	2,415,113	3,503,400	1,751,700	8,677,623	417,361	6,703,988	7,411,183
Ultra Real Estate	2,552,619	11,283,170	644,753	4,005,270	5,776,382	2,888,191	14,286,365	676,990	11,319,001	12,325,718
Ultra KBW Regional Banking	37,211	140,289	8,016	54,932	77,294	38,647	189,944	8,417	166,735	171,041
Ultra Semiconductors	429,005	2,072,356	118,420	698,290	1,021,106	510,553	2,534,330	124,341	1,889,747	2,134,393
Ultra Technology	720,609	3,433,397	196,194	1,166,137	1,701,579	850,790	4,220,942	206,004	3,177,649	3,568,191
Ultra Telecommunications	122,415	339,091	19,377	163,225	219,298	109,649	532,174	20,345	557,251	518,954
Ultra Utilities	197,233	904,498	51,686	314,143	455,661	227,831	1,128,609	54,270	872,249	964,042
Ultra MSCI EAFE	305,738	982,608	56,149	427,047	586,483	293,241	1,431,884	58,956	1,382,068	1,344,580
Ultra MSCI Emerging Markets	1,030,802	2,493,870	142,507	1,322,818	1,743,336	871,668	4,207,521	149,632	4,718,177	4,240,775
Ultra MSCI Europe	83,558	150,090	8,577	99,792	126,440	63,220	301,644	9,005	386,179	325,167
Ultra MSCI Pacific ex-Japan	77,477	96,416	5,509	86,423	105,024	52,512	247,323	5,785	361,127	286,233
Ultra MSCI Brazil	537,235	847,421	48,424	624,819	779,355	389,677	1,850,396	50,845	2,491,334	2,048,663
Ultra FTSE China 25	1,489,093	2,907,273	166,130	1,811,617	2,319,742	1,159,871	5,551,679	174,436	6,865,527	5,877,864
Ultra MSCI Japan	530,231	1,947,655	111,295	775,401	1,086,703	543,352	2,667,672	116,859	2,379,478	2,418,840
Ultra MSCI Mexico Investable Market	58,682	107,533	6,145	70,387	89,407	44,703	213,452	6,452	271,057	229,121
Ultra 7-10 Year Treasury	4,219,889	21,959,325	1,254,819	7,093,622	10,493,982	5,246,991	26,121,096	1,317,560	18,475,948	21,557,254
Ultra 20+ Year Treasury	223,918	820,299	46,874	327,140	458,289	229,145	1,124,900	49,218	1,005,020	1,020,699
Ultra High Yield	131,805	536,088	30,633	200,170	284,973	142,487	702,458	32,165	587,784	619,827
Ultra Investment Grade Corporate	37,760	184,457	10,539	61,756	90,462	45,231	224,620	11,067	166,184	188,598
Short QQQ®	6,950,645	29,036,664	1,659,238	10,665,204	15,246,835	7,623,417	37,623,855	1,742,200	30,941,517	32,959,835
Short Dow30SM	7,906,516	38,951,972	2,225,827	12,977,784	19,035,651	9,517,825	47,281,868	2,337,118	34,773,666	39,607,595
Short S&P500®	53,851,023	278,118,999	15,892,514	90,222,156	133,313,595	66,656,797	331,740,616	16,687,140	235,926,718	274,344,041

300 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

Fund Name	Barclays Capital, Inc., 0.21%, dated 05/31/12, due 06/01/12 (1)	BNP Paribas Securities Corp., 0.19%, dated 05/31/12, due 06/01/12 (2)	Credit Suisse (USA) LLC, 0.13%, dated 05/31/12, due 06/01/12 (3)	Credit Suisse (USA) LLC, 0.18%, dated 05/31/12, due 06/01/12 (4)	Credit Suisse (USA) LLC, 0.20%, dated 05/31/12, due 06/01/12 (5)	ING Financial Markets LLC, 0.19%, dated 05/31/12, due 06/01/12 (6)	JPMorgan Securities, Inc., 0.17%, dated 05/31/12, due 06/01/12 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.17%, dated 05/31/12, due 06/01/12 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.19%, dated 05/31/12, due 06/01/12 (9)	UBS Securities LLC, 0.19%, dated 05/31/12, due 06/01/12 (10)
Short MidCap400	$1,051,024	$4,982,171	$284,695	$1,697,193	$2,474,501	$1,237,251	$6,137,019	$298,930	$4,636,495	$5,195,175
Short SmallCap600	618,644	2,991,646	170,951	1,007,425	1,473,400	736,700	3,657,052	179,499	2,724,869	3,079,037
Short Russell2000	12,334,635	61,309,326	3,503,390	20,323,521	29,851,585	14,925,792	74,172,846	3,678,560	54,210,277	61,983,749
UltraShort QQQ®	20,176,598	46,626,532	2,664,373	25,579,953	33,498,464	16,749,232	80,700,291	2,797,592	92,508,374	82,226,277
UltraShort Dow30SM	11,226,258	23,571,538	1,346,945	13,893,961	17,960,983	8,980,492	43,106,102	1,414,292	51,641,044	44,903,745
UltraShort S&P500®	46,437,892	211,931,913	12,110,395	73,816,957	106,989,867	53,494,934	264,947,991	12,715,915	205,441,995	226,613,118
UltraShort Russell3000	73,478	183,460	10,483	95,107	125,896	62,948	304,232	11,008	335,918	304,326
UltraShort MidCap400	1,259,180	4,977,477	284,427	1,891,715	2,681,316	1,340,658	6,601,815	298,649	5,625,569	5,870,004
UltraShort SmallCap600	652,094	2,398,075	137,033	954,011	1,337,259	668,629	3,282,898	143,884	2,926,157	2,975,763
UltraShort Russell2000	10,231,659	27,901,537	1,594,374	13,579,766	18,203,527	9,101,763	44,146,683	1,674,092	46,607,414	43,217,726
UltraPro Short QQQ®	5,655,769	8,807,718	503,298	6,561,601	8,172,260	4,086,130	19,394,181	528,463	26,235,778	21,526,864
UltraPro Short Dow30SM	2,768,959	4,551,937	260,111	3,246,695	4,069,513	2,034,756	9,676,625	273,116	12,827,418	10,624,811
UltraPro Short S&P500®	13,271,805	36,892,227	2,108,127	17,714,761	23,812,441	11,906,221	57,794,248	2,213,534	60,405,916	56,309,163
UltraPro Short MidCap400	280,286	873,916	49,938	387,656	529,976	264,988	1,292,323	52,435	1,268,936	1,223,044
UltraPro Short Russell2000	2,549,220	2,343,815	133,932	2,725,247	3,218,882	1,609,441	7,510,349	140,629	11,941,382	9,122,043
UltraShort Russell1000 Value	77,973	178,714	10,212	98,644	129,034	64,517	310,752	10,723	357,608	317,239
UltraShort Russell1000 Growth	96,315	203,864	11,649	119,435	154,562	77,281	371,062	12,232	442,933	385,831
UltraShort Russell MidCap Value	72,473	129,547	7,403	86,463	109,486	54,743	261,149	7,773	334,992	281,801
UltraShort Russell MidCap Growth	91,345	186,687	10,668	112,322	144,684	72,342	346,875	11,201	420,556	363,547
UltraShort Russell2000 Value	196,198	627,427	35,853	273,598	375,463	187,732	916,498	37,646	887,126	861,726
UltraShort Russell2000 Growth	339,614	704,076	40,233	419,030	540,778	270,389	1,297,216	42,245	1,562,874	1,355,199
Short Basic Materials	239,876	902,173	51,553	353,798	497,639	248,820	1,222,794	54,130	1,074,968	1,101,800
Short Financials	2,961,713	12,231,366	698,935	4,524,322	6,456,389	3,228,194	15,924,745	733,882	13,194,467	13,993,912
Short Oil & Gas	256,478	887,815	50,732	367,316	510,140	255,070	1,249,279	53,269	1,154,857	1,150,631
Short Real Estate	908,214	4,006,774	228,958	1,423,956	2,053,006	1,026,503	5,077,181	240,406	4,027,817	4,382,686
Short KBW Regional Banking	187,459	582,773	33,301	259,025	353,966	176,983	863,026	34,966	848,805	817,376
UltraShort Basic Materials	1,628,196	4,220,924	241,196	2,129,691	2,834,174	1,417,087	6,859,284	253,255	7,432,436	6,799,110
UltraShort Nasdaq Biotechnology	230,538	419,239	23,956	276,062	350,320	175,160	836,133	25,154	1,065,108	898,976
UltraShort Consumer Goods	89,289	323,348	18,477	129,914	181,675	90,837	445,722	19,401	401,029	405,672
UltraShort Consumer Services	323,242	993,854	56,792	445,068	607,201	303,600	1,479,785	59,631	1,464,411	1,405,485
UltraShort Financials	7,643,033	14,487,298	827,846	9,236,345	11,782,262	5,891,131	28,165,780	869,238	35,269,602	30,013,893
UltraShort Health Care	159,014	455,178	26,010	214,126	289,065	144,532	702,417	27,311	722,804	679,359
UltraShort Industrials	257,856	566,536	32,374	322,719	419,723	209,862	1,009,125	33,992	1,184,349	1,040,366
UltraShort Oil & Gas	1,639,246	5,639,151	322,237	2,342,623	3,250,432	1,625,216	7,957,947	338,349	7,383,624	7,341,534
UltraShort Real Estate	5,138,668	12,946,177	739,782	6,667,810	8,837,575	4,418,788	21,364,108	776,771	23,483,944	21,324,304
UltraShort Semiconductors	451,262	1,016,734	58,099	568,384	741,757	370,879	1,785,152	61,004	2,070,870	1,829,720
UltraShort Technology	629,986	1,522,766	87,015	808,256	1,065,062	532,531	2,570,419	91,366	2,883,663	2,591,298
UltraShort Telecommunications	95,719	241,334	13,791	124,228	164,671	82,336	398,091	14,480	437,425	397,275
UltraShort Utilities	122,754	449,718	25,698	179,345	251,245	125,623	616,698	26,983	550,959	559,565
Short MSCI EAFE	7,398,235	32,529,925	1,858,853	11,583,874	16,692,499	8,346,249	41,275,828	1,951,796	32,818,048	35,662,092
Short MSCI Emerging Markets	8,515,977	28,142,406	1,608,137	12,005,329	16,556,665	8,278,332	40,468,771	1,688,544	38,440,721	37,727,787
Short FTSE China 25	470,302	1,319,169	75,381	629,436	847,207	423,604	2,056,978	79,150	2,139,707	1,999,611
UltraShort MSCI EAFE	1,028,690	2,546,340	145,505	1,328,332	1,756,216	878,108	4,242,496	152,780	4,704,397	4,252,652
UltraShort MSCI Emerging Markets	2,796,964	8,128,719	464,498	3,783,839	5,119,455	2,559,728	12,447,770	487,723	12,704,956	11,993,247

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 301

Fund Name	Barclays Capital, Inc., 0.21%, dated 05/31/12, due 06/01/12 (1)	BNP Paribas Securities Corp., 0.19%, dated 05/31/12, due 06/01/12 (2)	Credit Suisse (USA) LLC, 0.13%, dated 05/31/12, due 06/01/12 (3)	Credit Suisse (USA) LLC, 0.18%, dated 05/31/12, due 06/01/12 (4)	Credit Suisse (USA) LLC, 0.20%, dated 05/31/12, due 06/01/12 (5)	ING Financial Markets LLC, 0.19%, dated 05/31/12, due 06/01/12 (6)	JPMorgan Securities, Inc., 0.17%, dated 05/31/12, due 06/01/12 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.17%, dated 05/31/12, due 06/01/12 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.19%, dated 05/31/12, due 06/01/12 (9)	UBS Securities LLC, 0.19%, dated 05/31/12, due 06/01/12 (10)
UltraShort MSCI Europe	$7,706,670	$25,931,475	$1,481,799	$10,930,625	$15,115,663	$7,557,831	$36,973,838	$1,555,888	$34,754,433	$34,307,918
UltraShort MSCI Pacific ex-Japan	98,698	320,640	18,322	138,350	190,309	95,155	464,841	19,238	445,913	435,283
UltraShort MSCI Brazil	848,695	1,470,728	84,042	1,005,913	1,268,903	634,451	3,023,114	88,244	3,926,248	3,283,517
UltraShort FTSE China 25	6,261,173	14,839,887	847,994	7,990,898	10,501,140	5,250,570	25,323,553	890,393	28,680,578	25,648,770
UltraShort MSCI Japan	378,575	1,197,398	68,423	526,029	720,689	360,345	1,758,396	71,844	1,712,705	1,658,013
UltraShort MSCI Mexico Investable Market	123,012	237,520	13,573	149,278	190,875	95,438	456,614	14,251	567,343	484,617
Short 7-10 Year Treasury	433,777	2,449,371	139,964	756,616	1,133,597	566,799	2,830,522	146,962	1,885,485	2,284,552
Short 20+ Year Treasury	31,429,404	112,434,630	6,424,836	45,531,588	63,553,584	31,776,792	155,845,236	6,746,078	141,258,625	142,300,788
Short High Yield	1,148,737	5,807,381	331,850	1,906,688	2,807,989	1,403,994	6,981,675	348,443	5,041,687	5,807,458
Short Investment Grade Corporate	89,479	440,112	25,149	146,770	215,225	107,613	534,556	26,407	393,590	447,990
UltraShort 3-7 Year Treasury	154,482	798,835	45,648	258,962	382,720	191,360	952,416	47,930	676,728	787,363
UltraShort 7-10 Year Treasury	10,997,025	45,709,839	2,611,991	16,841,085	24,056,979	12,028,489	59,352,184	2,742,590	48,970,879	52,065,272
UltraShort 20+ Year Treasury	151,014,766	420,642,666	24,036,724	201,692,320	271,198,385	135,599,192	658,269,814	25,238,560	687,274,233	641,027,514
UltraShort TIPS	145,117	581,836	33,248	219,186	311,357	155,678	767,047	34,910	647,747	679,431
UltraPro Short 20+ Year Treasury	348,601	743,360	42,478	433,069	560,990	280,495	1,347,182	44,603	1,602,758	1,398,437
Credit Suisse 130/30	130,481	656,376	37,507	216,108	318,017	159,009	790,553	39,383	572,902	658,485
Hedge Replication ETF	68,288	398,346	22,762	120,933	182,101	91,051	455,253	23,901	295,913	364,201
RAFI® Long/Short	66,627	341,277	19,502	111,223	164,134	82,067	408,305	20,477	292,100	338,421
German Sovereign / Sub-Sovereign ETF	218	1,274	73	387	582	291	1,456	76	946	1,165
USD Covered Bond	2,296	13,400	766	4,068	6,126	3,063	15,314	805	9,954	12,252
30 Year TIPS/TSY Spread	4,574	22,418	1,281	7,491	10,979	5,490	27,265	1,345	20,125	22,873
UltraPro 10 Year TIPS/TSY Spread	21,581	47,032	2,688	26,955	35,019	17,509	84,168	2,822	99,151	86,937
Short 30 Year TIPS/TSY Spread	33,641	59,858	3,420	40,096	50,744	25,371	121,014	3,592	155,521	130,712
UltraPro Short 10 Year TIPS/TSY Spread	9,519	8,635	493	10,159	11,986	5,993	27,954	519	44,597	34,021
	500,000,000	1,750,000,000	100,000,000	718,821,423	1,000,000,000	500,000,000	2,450,000,000	105,000,000	2,250,000,000	2,250,000,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2012 as follows:

(1)  U.S. Treasury Note, 1.50%, due 07/31/16, which had an aggregate value of $510,000,074.

(2)  U.S. Treasury Notes, 0.25% to 2.00%, due 04/30/14 to 02/15/22, which had an aggregate value of $1,785,000,064.

(3)  U.S. Treasury Bonds, 1.75% to 2.50%, due 01/15/28 to 01/15/29, which had an aggregate value of $102,000,661.

(4)  U.S. Treasury Bonds, 0.75% to 3.88%, due 01/15/25 to 02/15/42, which had an aggregate value of $733,199,515.

(5)  Government National Mortgage Association, 1.13% to 12.50%, due 08/15/13 to 04/20/42; U.S. Treasury Bill, 0%, due 05/30/13, which had an aggregate value of $1,020,002,878.

(6)  Federal Home Loan Bank, 0.29% to 5.25%, due 06/21/13 to 03/13/15, which had an aggregate value of $510,000,053.

(7)  U.S. Treasury Bonds, 0%, due 08/15/12 to 02/15/42; U.S. Treasury Notes, 0%, due 06/30/13 to 12/31/16, which had an aggregate value of $2,499,004,562.

(8)  U.S. Treasury Bill, 0%, due 05/30/13, which had an aggregate value of $107,100,048.

(9)  U.S. Treasury Bonds, 0% to 2.50%, due 01/15/25 to 02/15/41; U.S. Treasury Notes, 0.13% to 4.25%, due 08/15/14 to 01/15/21, which had an aggregate value of $2,295,000,013.

(10)  U.S. Treasury Bills, 0%, due 07/05/12 to 05/02/13; U.S. Treasury Bonds, 0% to 10.63%, due 08/15/12 to 05/15/42; U.S. Treasury Notes, 0% to 4.88%, due 06/30/12 to 07/15/21, which had an aggregate value of $2,295,000,076.

Real Estate Investment Trusts ("REITs")

The Funds may invest in equity or mortgage REITs. Equity REITs invest primarily in real property while mortgage REITs invest in construction, development and long-term mortgage loans. The value of a REIT investment may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by

302 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act.

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Accounting for Derivatives Instruments

In seeking to achieve each Fund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund's investment objective.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each Fund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying securities or index. The extent of the Fund's loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission ("CFTC").

The CFTC has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment advisor to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Advisor has claimed such an exclusion from registration as a commodity pool operator and trading adviser under the Commodity Exchange Act, as amended (the "CEA"). Therefore, as of the date of this report, neither the Trust nor the Advisor is subject to the registration and regulatory requirements of the CEA. On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may affect the ability of the Funds to continue to claim this exclusion. If a Fund was no longer able to claim the exclusion, the Advisor would be required to register as a "commodity pool operator," and certain Funds and the Advisor would be subject to regulation under the CEA. This recent rulemaking by the CFTC may affect the ability of the Funds to use futures contracts. As of the date of this report, the potential impact of the new CFTC rules on the Funds is uncertain.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 303

subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Swap Agreements

Each Fund other than ProShares USD Covered Bond may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to create an economic hedge against a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the index, or to a component of the index.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A Fund will not enter into any swap agreement unless the Advisor believes that the counterparty to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security ("short" the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

The swaps market is a relatively new market and is largely unregulated. Most swap agreements are currently exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may require the Advisor to register as a "commodity pool operator," and certain Funds and the Advisor would be subject to regulation under the CEA. This recent rulemaking by the CFTC may affect the ability of the Funds to use swaps. As of the date of this report, the potential impact of the new CFTC rules on the Funds is uncertain.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the

304 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of May 31, 2012

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements
		Ultra QQQ®	$38,651,161		Ultra QQQ®	$20,589,032
		Ultra Dow30SM	1,887,127		Ultra Dow30SM	8,256,003
		Ultra S&P500®	66,731,187		Ultra S&P500®	10,973,736
		Ultra Russell3000	544,186		Ultra Russell3000	49,193
		Ultra MidCap400	3,683,783		Ultra MidCap400	2,733,806
		Ultra SmallCap600	898,127		Ultra SmallCap600	360,905
		Ultra Russell2000	2,408,531		Ultra Russell2000	9,257,178
		UltraPro QQQ®	13,062,331		UltraPro QQQ®	6,852,705
		UltraPro Dow30SM	2,103,749		UltraPro Dow30SM	2,135,636
		UltraPro S&P500®	2,035,882		UltraPro S&P500®	9,713,508
		UltraPro MidCap400	362,986		UltraPro MidCap400	1,188,321
		UltraPro Russell2000	2,739,981		UltraPro Russell2000	2,026,864
		Ultra Russell1000 Value	663,367		Ultra Russell1000 Value	162,993
		Ultra Russell1000 Growth	1,776,737		Ultra Russell1000 Growth	289,195
		Ultra Russell MidCap Value	143,228		Ultra Russell MidCap Value	145,224
		Ultra Russell MidCap Growth	479,382		Ultra Russell MidCap Growth	289,180
		Ultra Russell2000 Value	967,582		Ultra Russell2000 Value	52,761
		Ultra Russell2000 Growth	279,353		Ultra Russell2000 Growth	50,907
		Ultra Basic Materials	6,077,625		Ultra Basic Materials	3,764,151
		Ultra Nasdaq Biotechnology	549,303		Ultra Nasdaq Biotechnology	197,513
		Ultra Consumer Goods	1,700,739		Ultra Consumer Goods	166,464
		Ultra Consumer Services	2,396,416		Ultra Consumer Services	72,168
		Ultra Financials	8,551,048		Ultra Financials	31,386,421
		Ultra Health Care	5,132,911		Ultra Health Care	318,254
		Ultra Industrials	120,006		Ultra Industrials	381,491
		Ultra Oil & Gas	—		Ultra Oil & Gas	17,215,747
		Ultra Real Estate	6,382,840		Ultra Real Estate	838,737
		Ultra KBW Regional Banking	446,746		Ultra KBW Regional Banking	45,179
		Ultra Semiconductors	—		Ultra Semiconductors	4,206,680
		Ultra Technology	—		Ultra Technology	301,308
		Ultra Telecommunications	149,145		Ultra Telecommunications	142,142
		Ultra Utilities	464,960		Ultra Utilities	—
		Ultra MSCI EAFE	227,249		Ultra MSCI EAFE	838,006

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 305

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements
		Ultra MSCI Emerging Markets	$308,870		Ultra MSCI Emerging Markets	$3,494,818
		Ultra MSCI Europe	50,705		Ultra MSCI Europe	138,011
		Ultra MSCI Pacific ex-Japan	60,432		Ultra MSCI Pacific ex-Japan	257,985
		Ultra MSCI Brazil	220,787		Ultra MSCI Brazil	5,916,624
		Ultra FTSE China 25	148,223		Ultra FTSE China 25	8,692,444
		Ultra MSCI Japan	295,751		Ultra MSCI Japan	1,487,670
		Ultra MSCI Mexico Investable Market	232,703		Ultra MSCI Mexico Investable Market	44,911
		Ultra 7-10 Year Treasury	19,963,350		Ultra 7-10 Year Treasury	—
		Ultra 20+ Year Treasury	8,839,462		Ultra 20+ Year Treasury	—
		Ultra High Yield	59,530		Ultra High Yield	138,140
		Ultra Investment Grade Corporate	685,160		Ultra Investment Grade Corporate	—
		Short QQQ®	7,417,204		Short QQQ®	1,588,030
		Short Dow30SM	6,975,523		Short Dow30SM	1,674,328
		Short S&P500®	38,947,488		Short S&P500®	11,869,052
		Short MidCap400	988,994		Short MidCap400	196,854
		Short SmallCap600	442,789		Short SmallCap600	—
		Short Russell2000	21,667,055		Short Russell2000	—
		UltraShort QQQ®	40,121,040		UltraShort QQQ®	7,034,342
		UltraShort Dow30SM	8,179,477		UltraShort Dow30SM	11,840,617
		UltraShort S&P500®	60,456,753		UltraShort S&P500®	133,396,679
		UltraShort Russell3000	48,056		UltraShort Russell3000	67,067
		UltraShort MidCap400	3,123,969		UltraShort MidCap400	—
		UltraShort SmallCap600	1,632,784		UltraShort SmallCap600	—
		UltraShort Russell2000	14,573,632		UltraShort Russell2000	4,389,901
		UltraPro Short QQQ®	9,788,683		UltraPro Short QQQ®	11,858,235
		UltraPro Short Dow30SM	6,832,627		UltraPro Short Dow30SM	2,094,061
		UltraPro Short S&P500®	40,619,428		UltraPro Short S&P500®	—
		UltraPro Short MidCap400	334,201		UltraPro Short MidCap400	977,765
		UltraPro Short Russell2000	4,746,417		UltraPro Short Russell2000	3,213,353
		UltraShort Russell1000 Value	192,148		UltraShort Russell1000 Value	—
		UltraShort Russell1000 Growth	149,590		UltraShort Russell1000 Growth	53,098
		UltraShort Russell MidCap Value	62,750		UltraShort Russell MidCap Value	33,212
		UltraShort Russell MidCap Growth	130,662		UltraShort Russell MidCap Growth	63,614
		UltraShort Russell2000 Value	224,358		UltraShort Russell2000 Value	73,638

306 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements
		UltraShort Russell2000 Growth	$1,152,925		UltraShort Russell2000 Growth	$103,801
		Short Basic Materials	933,111		Short Basic Materials	—
		Short Financials	7,296,373		Short Financials	—
		Short Oil & Gas	842,594		Short Oil & Gas	—
		Short Real Estate	804,195		Short Real Estate	233,061
		Short KBW Regional Banking	45,816		Short KBW Regional Banking	12,493
		UltraShort Basic Materials	9,027,304		UltraShort Basic Materials	—
		UltraShort Nasdaq Biotechnology	742		UltraShort Nasdaq Biotechnology	441,514
		UltraShort Consumer Goods	27,877		UltraShort Consumer Goods	83,647
		UltraShort Consumer Services	3,515		UltraShort Consumer Services	1,079,987
		UltraShort Financials	39,686,221		UltraShort Financials	—
		UltraShort Health Care	28,177		UltraShort Health Care	101,553
		UltraShort Industrials	395,091		UltraShort Industrials	—
		UltraShort Oil & Gas	18,729,983		UltraShort Oil & Gas	—
		UltraShort Real Estate	1,952,699		UltraShort Real Estate	12,007,208
		UltraShort Semiconductors	2,994,436		UltraShort Semiconductors	—
		UltraShort Technology	1,741,704		UltraShort Technology	—
		UltraShort Telecommunications	74,180		UltraShort Telecommunications	35,292
		UltraShort Utilities	—		UltraShort Utilities	405,488
		Short MSCI EAFE	13,958,681		Short MSCI EAFE	14,322,933
		Short MSCI Emerging Markets	16,188,624		Short MSCI Emerging Markets	29,335,215
		Short FTSE China 25	1,048,739		Short FTSE China 25	1,650,231
		UltraShort MSCI EAFE	1,948,752		UltraShort MSCI EAFE	2,413,067
		UltraShort MSCI Emerging Markets	14,481,988		UltraShort MSCI Emerging Markets	10,749,306
		UltraShort MSCI Europe	4,704,830		UltraShort MSCI Europe	15,015,260
		UltraShort MSCI Pacific ex-Japan	—		UltraShort MSCI Pacific ex-Japan	501,089
		UltraShort MSCI Brazil	2,757,936		UltraShort MSCI Brazil	1,964,729
		UltraShort FTSE China 25	37,455,958		UltraShort FTSE China 25	3,942,846
		UltraShort MSCI Japan	1,045,382		UltraShort MSCI Japan	259,446
		UltraShort MSCI Mexico Investable Market	105,923		UltraShort MSCI Mexico Investable Market	668,240
		Short 7-10 Year Treasury	—		Short 7-10 Year Treasury	909,695
		Short 20+ Year Treasury	—		Short 20+ Year Treasury	178,574,474
		Short High Yield	87,317		Short High Yield	2,875,653

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 307

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements
		Short Investment Grade Corporate	—		Short Investment Grade Corporate	$381,701
		UltraShort 3-7 Year Treasury	—		UltraShort 3-7 Year Treasury	171,745
		UltraShort 7-10 Year Treasury	—		UltraShort 7-10 Year Treasury	46,415,863
		UltraShort 20+ Year Treasury	—		UltraShort 20+ Year Treasury	1,039,249,132
		UltraShort TIPS	—		UltraShort TIPS	788,543
		UltraPro Short 20+ Year Treasury	—		UltraPro Short 20+ Year Treasury	1,515,161
		Credit Suisse 130/30	$1,059,672		Credit Suisse 130/30	608,327
		Hedge Replication ETF	265,158		Hedge Replication ETF	489,864
		RAFI® Long/Short	41,056		RAFI® Long/Short	863,883
		German Sovereign / Sub-Sovereign ETF	—		German Sovereign / Sub-Sovereign ETF	—
		USD Covered Bond	—		USD Covered Bond	—
		30 Year TIPS/TSY Spread	53,400		30 Year TIPS/TSY Spread	387,653
		UltraPro 10 Year TIPS/TSY Spread	353,048		UltraPro 10 Year TIPS/TSY Spread	604,822
		Short 30 Year TIPS/TSY Spread	205,349		Short 30 Year TIPS/TSY Spread	400,020
		UltraPro Short 10 Year TIPS/TSY Spread	470,097		UltraPro Short 10 Year TIPS/TSY Spread	537,678

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedule of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations for the Year ended May 31, 2012

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements
		Ultra QQQ®	$204,590,882	$(145,247,952)
		Ultra Dow30SM	65,637,783	(66,347,081)
		Ultra S&P500®	228,455,860	(262,444,441)
		Ultra Russell3000	1,214,389	(691,680)
		Ultra MidCap400	7,977,874	(23,182,099)

308 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements
		Ultra SmallCap600	$4,621,742	$(11,849,868)
		Ultra Russell2000	19,802,108	(72,511,955)
		UltraPro QQQ®	57,921,960	(17,815,141)
		UltraPro Dow30SM	9,090,691	(4,574,704)
		UltraPro S&P500®	87,489,003	(67,102,190)
		UltraPro MidCap400	8,867,056	(15,965,136)
		UltraPro Russell2000	1,934,176	(12,951,285)
		Ultra Russell1000 Value	(186,788)	(1,229,804)
		Ultra Russell1000 Growth	1,666,048	(2,203,694)
		Ultra Russell MidCap Value	1,731,631	(3,088,153)
		Ultra Russell MidCap Growth	(696,873)	(4,154,240)
		Ultra Russell2000 Value	(424,852)	(3,404,691)
		Ultra Russell2000 Growth	880,106	(5,583,097)
		Ultra Basic Materials	(66,993,461)	(36,971,724)
		Ultra Nasdaq Biotechnology	37,365	(1,262,859)
		Ultra Consumer Goods	583,849	(653,500)
		Ultra Consumer Services	(665,271)	1,218,824
		Ultra Financials	(39,834,267)	(151,644,591)
		Ultra Health Care	1,217,102	(3,356,717)
		Ultra Industrials	(826,622)	(4,476,650)
		Ultra Oil & Gas	69,348,520	(144,904,036)
		Ultra Real Estate	81,575,441	(124,450,944)
		Ultra KBW Regional Banking	(371,200)	211,337
		Ultra Semiconductors	8,215,390	(17,851,574)
		Ultra Technology	23,357,875	(22,297,437)
		Ultra Telecommunications	172,114	(1,720,321)
		Ultra Utilities	3,694,752	(2,371,609)
		Ultra MSCI EAFE	(1,804,430)	(3,036,274)
		Ultra MSCI Emerging Markets	(5,607,890)	(9,725,382)
		Ultra MSCI Europe	(882,363)	(1,198,718)
		Ultra MSCI Pacific ex-Japan	151,061	(1,521,857)
		Ultra MSCI Brazil	(3,002,941)	(7,659,824)
		Ultra FTSE China 25	(3,482,223)	(18,147,311)
		Ultra MSCI Japan	(344,591)	(6,386,853)
		Ultra MSCI Mexico Investable Market	(187,206)	(408,985)
		Ultra 7-10 Year Treasury	15,706,277	19,482,801
		Ultra 20+ Year Treasury	949,354	6,930,486
		Ultra High Yield	(183,241)	(152,886)
		Ultra Investment Grade Corporate	—	445,187
		Short QQQ®	(72,890,628)	25,711,422
		Short Dow30SM	(44,951,878)	23,284,260
		Short S&P500®	(439,670,159)	167,795,769
May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 309

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements
		Short MidCap400	$(11,284,623)	$5,341,355
		Short SmallCap600	(2,787,062)	4,811,539
		Short Russell2000	(95,048,536)	49,495,384
		UltraShort QQQ®	(269,222,942)	112,833,801
		UltraShort Dow30SM	(67,254,949)	34,493,238
		UltraShort S&P500®	(576,300,040)	245,411,392
		UltraShort Russell3000	(812,925)	326,030
		UltraShort MidCap400	(20,026,132)	9,140,975
		UltraShort SmallCap600	(8,129,035)	5,670,587
		UltraShort Russell2000	(100,151,414)	81,725,359
		UltraPro Short QQQ®	(77,253,721)	28,225,829
		UltraPro Short Dow30SM	(27,881,623)	10,756,161
		UltraPro Short S&P500®	(306,305,253)	115,442,610
		UltraPro Short MidCap400	(4,363,517)	525,216
		UltraPro Short Russell2000	(33,150,513)	13,785,765
		UltraShort Russell1000 Value	(628,583)	416,487
		UltraShort Russell1000 Growth	(2,490,051)	1,155,059
		UltraShort Russell MidCap Value	(740,182)	606,242
		UltraShort Russell MidCap Growth	(661,471)	424,403
		UltraShort Russell2000 Value	(1,668,025)	787,335
		UltraShort Russell2000 Growth	(9,889,546)	4,237,005
		Short Basic Materials	(1,710,186)	1,419,816
		Short Financials	(21,195,134)	9,848,342
		Short Oil & Gas	251,673	1,216,249
		Short Real Estate	(7,843,481)	1,079,139
		Short KBW Regional Banking	(7,744,153)	1,412,008
		UltraShort Basic Materials	8,729,565	12,801,939
		UltraShort Nasdaq Biotechnology	(1,643,956)	128,574
		UltraShort Consumer Goods	(1,766,500)	1,319,757
		UltraShort Consumer Services	(9,155,676)	5,573,535
		UltraShort Financials	(94,862,828)	27,962,348
		UltraShort Health Care	(693,908)	156,261
		UltraShort Industrials	(2,300,621)	1,602,006
		UltraShort Oil & Gas	(22,176,665)	27,892,713
		UltraShort Real Estate	(35,258,577)	6,773,430
		UltraShort Semiconductors	(7,354,182)	6,003,364
		UltraShort Technology	(6,182,977)	3,759,984
		UltraShort Telecommunications	(516,389)	888,369
		UltraShort Utilities	(936,654)	208,735
		Short MSCI EAFE	(18,033,124)	20,197,604
		Short MSCI Emerging Markets	13,205,413	4,840,690
		Short FTSE China 25	138,035	(193,589)

310 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements
		UltraShort MSCI EAFE	$2,137,531	$(59,149)
		UltraShort MSCI Emerging Markets	(22,494,834)	41,245,501
		UltraShort MSCI Europe	(15,068,862)	20,470,419
		UltraShort MSCI Pacific ex-Japan	780,990	(385,394)
		UltraShort MSCI Brazil	3,593,723	1,925,017
		UltraShort FTSE China 25	(26,343,648)	80,715,753
		UltraShort MSCI Japan	(1,016,668)	648,389
		UltraShort MSCI Mexico Investable Market	(624,802)	460,267
		Short 7-10 Year Treasury	(1,365,404)	(667,637)
		Short 20+ Year Treasury	(201,405,624)	(140,353,450)
		Short High Yield	(2,073,920)	(2,652,514)
		Short Investment Grade Corporate	(106,179)	(243,102)
		UltraShort 3-7 Year Treasury	(693,873)	56,717
		UltraShort 7-10 Year Treasury	(84,758,099)	(44,087,806)
		UltraShort 20+ Year Treasury	(2,888,230,844)	(445,307,317)
		UltraShort TIPS	(559,252)	(315,300)
		UltraPro Short 20+ Year Treasury	(8,509)	(1,515,161)
		Credit Suisse 130/30	47,855	1,141,729
		Hedge Replication ETF	84,474	(224,706)
		RAFI® Long/Short	(1,103,821)	7,616
		German Sovereign / Sub-Sovereign ETF	(4,093)	—
		USD Covered Bond	—	—
		30 Year TIPS/TSY Spread	(132,165)	(334,253)
		UltraPro 10 Year TIPS/TSY Spread	(34,350)	(251,774)
		Short 30 Year TIPS/TSY Spread	—	(194,671)
		UltraPro Short 10 Year TIPS/TSY Spread	1,298	(67,581)

Covered Bonds

ProShares USD Covered Bond generally invests in debt securities, primarily Covered Bonds — debt instruments that are issued by a financial institution and are secured by a segregated pool of financial assets, typically mortgages (e.g., residential, commercial and/or ship mortgages) or public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects).

Sovereign / Sub-Sovereign Debt Securities

The ProShares German Sovereign / Sub-Sovereign ETF generally invests in fixed rate debt securities of the Federal Republic of Germany ("Sovereign") as well as local governments and entities or agencies guaranteed by various German governments ("Sub-Sovereign") issuers.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-indexed bonds issued by the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statements of Operations.

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 311

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of May 31, 2012, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustments to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2011 and October 31, 2010, were as follows:

	Year Ended October 31, 2011				Year Ended October 31, 2010
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra QQQ®	—	—	—	—	—	—	—	—
Ultra Dow30SM	$1,411,152	—	—	$1,411,152	$3,019,708	—	—	$3,019,708
Ultra S&P500®	8,787,109	—	—	8,787,109	14,065,200	—	—	14,065,200
Ultra Russell3000	—	—	—	—	30,062	—	—	30,062
Ultra MidCap400	—	—	—	—	112,878	—	—	112,878
Ultra SmallCap600	14,181	—	—	14,181	—	—	—	—
Ultra Russell2000	—	—	—	—	65,174	—	—	65,174
UltraPro QQQ®	—	—	—	—	—	—	—	—
UltraPro Dow30SM	138,486	—	—	138,486	40,021	—	—	40,021
UltraPro S&P500®	193,247	—	—	193,247	512,277	—	—	512,277
UltraPro MidCap400	—	—	—	—	—	—	$19,450	19,450
UltraPro Russell2000	—	—	—	—	—	—	—	—
Ultra Russell1000 Value	52,754	—	—	52,754	146,013	—	—	146,013
Ultra Russell1000 Growth	10,412	—	—	10,412	146,575	—	—	146,575
Ultra Russell MidCap Value	—	—	—	—	104,900	—	—	104,900
Ultra Russell MidCap Growth	—	—	—	—	10,881	—	—	10,881
Ultra Russell2000 Value	39,950	—	—	39,950	84,281	—	—	84,281
Ultra Russell2000 Growth	—	—	—	—	—	—	—	—
Ultra Basic Materials	—	—	—	—	1,189,614	—	—	1,189,614

312 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

	Year Ended October 31, 2011				Year Ended October 31, 2010
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra Nasdaq Biotechnology	—	—	—	—	$2,984	—	$5,799	$8,783
Ultra Consumer Goods	$6,101	—	—	$6,101	397,598	—	—	397,598
Ultra Consumer Services	—	—	—	—	46,087	—	—	46,087
Ultra Financials	2,651,681	—	—	2,651,681	2,775,591	—	—	2,775,591
Ultra Health Care	306,351	—	—	306,351	649,233	—	—	649,233
Ultra Industrials	64,812	—	—	64,812	184,928	—	—	184,928
Ultra Oil & Gas	496,122	—	—	496,122	2,715,775	—	—	2,715,775
Ultra Real Estate	4,748,348	—	—	4,748,348	5,048,539	—	—	5,048,539
Ultra KBW Regional Banking	16,575	—	$1,175	17,750	15,846	—	4,598	20,444
Ultra Semiconductors	1,944	—	—	1,944	345,291	—	—	345,291
Ultra Technology	—	—	—	—	—	—	—	—
Ultra Telecommunications	28,199	—	—	28,199	227,427	—	—	227,427
Ultra Utilities	383,720	—	—	383,720	668,282	—	—	668,282
Ultra MSCI EAFE	—	—	—	—	19,906	—	—	19,906
Ultra MSCI Emerging Markets	—	—	—	—	54,008	—	—	54,008
Ultra MSCI Europe	—	—	—	—	—	—	—	—
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
Ultra MSCI Brazil	—	—	—	—	—	—	—	—
Ultra FTSE China 25	—	—	—	—	—	—	—	—
Ultra MSCI Japan	—	—	—	—	—	—	—	—
Ultra MSCI Mexico Investable Market	—	—	—	—	—	—	—	—
Ultra 7-10 Year Treasury	20,923	—	—	20,923	—	—	—	—
Ultra 20+ Year Treasury	213,197	—	—	213,197	19,989	—	—	19,989
Ultra High Yield	—	—	—	—	—	—	—	—
Ultra Investment Grade Corporate	—	—	—	—	—	—	—	—
Short QQQ®	—	—	—	—	—	—	—	—
Short Dow30SM	—	—	—	—	—	—	—	—
Short S&P500®	—	—	—	—	—	—	—	—
Short MidCap400	—	—	—	—	—	—	—	—
Short SmallCap600	—	—	—	—	—	—	—	—
Short Russell2000	—	—	—	—	—	—	—	—
UltraShort QQQ®	—	—	—	—	—	—	—	—
UltraShort Dow30SM	—	—	—	—	—	—	—	—
UltraShort S&P500®	—	—	—	—	—	—	—	—
UltraShort Russell3000	—	—	—	—	—	—	—	—
UltraShort MidCap400	—	—	—	—	—	—	—	—
UltraShort SmallCap600	—	—	—	—	—	—	—	—

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 313

	Year Ended October 31, 2011				Year Ended October 31, 2010
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraShort Russell2000	—	—	—	—	—	—	—	—
UltraPro Short QQQ®	—	—	—	—	—	—	—	—
UltraPro Short Dow30SM	—	—	—	—	—	—	—	—
UltraPro Short S&P500®	—	—	—	—	—	—	—	—
UltraPro Short MidCap400	—	—	—	—	—	—	—	—
UltraPro Short Russell2000	—	—	—	—	—	—	—	—
UltraShort Russell1000 Value	—	—	—	—	—	—	—	—
UltraShort Russell1000 Growth	—	—	—	—	—	—	—	—
UltraShort Russell MidCap Value	—	—	—	—	—	—	—	—
UltraShort Russell MidCap Growth	—	—	—	—	—	—	—	—
UltraShort Russell2000 Value	—	—	—	—	—	—	—	—
UltraShort Russell2000 Growth	—	—	—	—	—	—	—	—
Short Basic Materials	—	—	—	—	—	—	—	—
Short Financials	—	—	—	—	—	—	—	—
Short Oil & Gas	—	—	—	—	—	—	—	—
Short Real Estate	—	—	—	—	—	—	—	—
Short KBW Regional Banking	—	—	—	—	—	—	—	—
UltraShort Basic Materials	—	—	—	—	—	—	—	—
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	—	—
UltraShort Consumer Goods	—	—	—	—	—	—	—	—
UltraShort Consumer Services	—	—	—	—	—	—	—	—
UltraShort Financials	—	—	—	—	—	—	—	—
UltraShort Health Care	—	—	—	—	—	—	—	—
UltraShort Industrials	—	—	—	—	—	—	—	—
UltraShort Oil & Gas	—	—	—	—	—	—	—	—
UltraShort Real Estate	—	—	—	—	—	—	—	—
UltraShort Semiconductors	—	—	—	—	—	—	—	—
UltraShort Technology	—	—	—	—	—	—	—	—
UltraShort Telecommunications	—	—	—	—	$8,014	—	—	$8,014
UltraShort Utilities	—	—	—	—	32,214	—	—	32,214
Short MSCI EAFE	—	—	—	—	—	—	—	—
Short MSCI Emerging Markets	—	—	—	—	—	—	—	—

314 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

	Year Ended October 31, 2011				Year Ended October 31, 2010
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Short FTSE China 25	—	—	—	—	—	—	—	—
UltraShort MSCI EAFE	—	—	—	—	—	—	—	—
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	—	—
UltraShort MSCI Europe	—	—	—	—	—	—	—	—
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
UltraShort MSCI Brazil	—	—	—	—	—	—	—	—
UltraShort FTSE China 25	—	—	—	—	—	—	—	—
UltraShort MSCI Japan	—	—	—	—	—	—	—	—
UltraShort MSCI Mexico Investable Market	—	—	—	—	—	—	—	—
Short 7-10 Year Treasury	—	—	—	—	—	—	—	—
Short 20+ Year Treasury	—	—	—	—	—	—	—	—
Short High Yield	—	—	—	—	—	—	—	—
Short Investment Grade Corporate	—	—	—	—	—	—	—	—
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	—	—
UltraShort 7-10 Year Treasury	—	—	—	—	—	—	—	—
UltraShort 20+ Year Treasury	—	—	—	—	—	—	—	—
UltraShort TIPS	—	—	—	—	—	—	—	—
UltraPro Short 20+ Year Treasury	—	—	—	—	—	—	—	—
Credit Suisse 130/30	$876,172	—	—	$876,172	$228,668	—	—	$228,668
Hedge Replication ETF	—	—	—	—	—	—	—	—
RAFI® Long/Short	82,839	—	—	82,839	—	—	—	—
German Sovereign / Sub-Sovereign ETF	—	—	—	—	—	—	—	—
USD Covered Bond	—	—	—	—	—	—	—	—
30 Year TIPS/TSY Spread	—	—	—	—	—	—	—	—
UltraPro 10 Year TIPS/TSY Spread	—	—	—	—	—	—	—	—
Short 30 Year TIPS/TSY Spread	—	—	—	—	—	—	—	—
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	—	—	—	—	—

At October 31, 2011 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra QQQ®	—	—	$(615,936,836)	$59,659,407
Ultra Dow30SM	—	—	(297,691,745)	23,362,306

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 315

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra S&P500®	$169,079	—	$(932,535,389)	$12,099,372
Ultra Russell3000	—	—	—	2,202,897
Ultra MidCap400	—	—	(33,071,494)	5,073,520
Ultra SmallCap600	—	—	(10,883,836)	3,272,938
Ultra Russell2000	—	—	(160,245,280)	(108,955)
UltraPro QQQ®	—	—	—	43,823,828
UltraPro Dow30SM	—	—	(4,048,100)	12,020,834
UltraPro S&P500®	—	—	—	47,491,835
UltraPro MidCap400	—	—	(1,142,975)	8,549,740
UltraPro Russell2000	—	—	(948,479)	6,949,930
Ultra Russell1000 Value	—	—	(9,022,827)	549,182
Ultra Russell1000 Growth	—	—	(11,685,801)	3,349,548
Ultra Russell MidCap Value	—	—	(690,525)	40,725
Ultra Russell MidCap Growth	—	—	(9,110,930)	1,117,335
Ultra Russell2000 Value	—	—	(8,050,583)	(141,144)
Ultra Russell2000 Growth	—	—	(4,727,760)	3,186,856
Ultra Basic Materials	—	—	—	20,949,173
Ultra Nasdaq Biotechnology	—	—	(5,049,646)	(1,632,073)
Ultra Consumer Goods	—	—	—	2,181,571
Ultra Consumer Services	—	—	(522,035)	2,889,779
Ultra Financials	—	—	(2,432,629,752)	(136,580,982)
Ultra Health Care	—	—	(15,065,589)	5,189,987
Ultra Industrials	—	—	—	1,481,302
Ultra Oil & Gas	—	—	(7,270,566)	22,184,677
Ultra Real Estate	—	—	—	94,640,478
Ultra KBW Regional Banking	—	—	(2,841,764)	236,901
Ultra Semiconductors	—	—	(25,642,739)	7,576,025
Ultra Technology	—	—	—	5,466,538
Ultra Telecommunications	—	—	(15,415)	(40,393)
Ultra Utilities	—	—	(9,986,847)	1,665,991
Ultra MSCI EAFE	—	—	(1,229,791)	2,283,944
Ultra MSCI Emerging Markets	—	—	—	(257,750)
Ultra MSCI Europe	—	—	(440,370)	583,055
Ultra MSCI Pacific ex-Japan	—	—	(386,243)	467,924
Ultra MSCI Brazil	—	—	(1,170,972)	(3,616,236)
Ultra FTSE China 25	—	—	(173,812)	(5,233,691)
Ultra MSCI Japan	—	—	(2,361,641)	1,123,575
Ultra MSCI Mexico Investable Market	—	—	(403,517)	590,622
Ultra 7-10 Year Treasury	—	—	—	11,724,414
Ultra 20+ Year Treasury	—	—	—	4,784,844
Ultra High Yield	—	—	—	(221,729)
Ultra Investment Grade Corporate	—	—	—	488,121
Short QQQ®	—	—	(167,003,095)	(18,948,126)
Short Dow30SM	—	—	(137,988,027)	(17,574,823)
Short S&P500®	—	—	(971,348,369)	(209,517,805)
Short MidCap400	—	—	(35,610,488)	(6,663,199)
Short SmallCap600	—	—	(23,372,999)	(3,409,876)
Short Russell2000	—	—	(164,052,162)	(44,603,669)
UltraShort QQQ®	—	—	(1,234,874,458)	(85,807,958)

316 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort Dow30SM	—	—	$(615,599,494)	$(44,599,043)
UltraShort S&P500®	—	—	(3,449,455,939)	(319,430,720)
UltraShort Russell3000	—	—	(3,021,965)	(410,075)
UltraShort MidCap400	—	—	(92,967,222)	(8,865,540)
UltraShort SmallCap600	—	—	(35,186,811)	(4,541,759)
UltraShort Russell2000	—	—	(678,790,509)	(76,024,398)
UltraPro Short QQQ®	—	—	(46,924,392)	(28,850,068)
UltraPro Short Dow30SM	—	—	(13,839,654)	(15,726,339)
UltraPro Short S&P500®	—	—	(248,857,831)	(130,173,863)
UltraPro Short MidCap400	—	—	(4,145,785)	(4,055,302)
UltraPro Short Russell2000	—	—	(18,270,914)	(23,387,093)
UltraShort Russell1000 Value	—	—	(20,772,622)	(314,596)
UltraShort Russell1000 Growth	—	—	(26,117,190)	(811,803)
UltraShort Russell MidCap Value	—	—	(9,620,397)	(377,286)
UltraShort Russell MidCap Growth	—	—	(17,121,470)	(206,788)
UltraShort Russell2000 Value	—	—	(26,840,580)	(1,065,591)
UltraShort Russell2000 Growth	—	—	(27,668,315)	(4,975,406)
Short Basic Materials	—	—	(429,630)	(1,678,782)
Short Financials	—	—	(80,888,555)	(19,430,071)
Short Oil & Gas	—	—	(6,365,517)	(1,115,058)
Short Real Estate	—	—	(4,401,116)	(5,861,598)
Short KBW Regional Banking	—	—	(8,828,994)	206,884
UltraShort Basic Materials	—	—	(212,949,223)	(40,178,490)
UltraShort Nasdaq Biotechnology	—	—	(416,580)	(1,180,579)
UltraShort Consumer Goods	—	—	(17,816,186)	(1,475,927)
UltraShort Consumer Services	—	—	(82,320,144)	(3,466,110)
UltraShort Financials	—	—	(1,134,576,390)	(155,997,712)
UltraShort Health Care	—	—	(13,557,254)	(757,109)
UltraShort Industrials	—	—	(38,361,504)	(5,103,449)
UltraShort Oil & Gas	—	—	(206,861,541)	(40,386,443)
UltraShort Real Estate	—	—	(3,204,417,504)	(90,354,991)
UltraShort Semiconductors	—	—	(58,241,074)	(7,354,031)
UltraShort Technology	—	—	(60,526,943)	(4,436,946)
UltraShort Telecommunications	—	—	(5,912,721)	(812,370)
UltraShort Utilities	—	—	(12,496,635)	(988,582)
Short MSCI EAFE	—	—	(51,655,453)	(30,141,416)
Short MSCI Emerging Markets	—	—	(128,861,048)	(19,477,344)
Short FTSE China 25	—	—	(1,040,187)	(485,953)
UltraShort MSCI EAFE	—	—	(78,876,268)	(3,430,685)
UltraShort MSCI Emerging Markets	—	—	(589,475,190)	(38,918,689)
UltraShort MSCI Europe	—	—	(47,318,305)	(28,285,729)
UltraShort MSCI Pacific ex-Japan	—	—	(4,556,408)	(561,565)
UltraShort MSCI Brazil	—	—	(15,737,286)	(4,191,924)
UltraShort FTSE China 25	—	—	(562,291,370)	(73,863,739)
UltraShort MSCI Japan	—	—	(15,748,928)	(1,011,062)
UltraShort MSCI Mexico Investable Market	—	—	(11,394,434)	(1,136,030)
Short 7-10 Year Treasury	—	—	(9,426)	(1,098,210)
Short 20+ Year Treasury	—	—	(141,217,531)	(174,361,690)
Short High Yield	—	—	—	(3,289,274)

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 317

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short Investment Grade Corporate	—	—	$(106,179)	$(166,532)
UltraShort 3-7 Year Treasury	—	—	(341,734)	(254,960)
UltraShort 7-10 Year Treasury	—	—	(177,844,458)	(33,288,824)
UltraShort 20+ Year Treasury	—	—	(1,329,863,527)	(2,385,141,901)
UltraShort TIPS	—	—	(559,213)	(396,370)
UltraPro Short 20+ Year Treasury	—	—	—	—
Credit Suisse 130/30	—	—	(682,570)	2,725,527
Hedge Replication ETF	—	—	(65,451)	(32,016)
RAFI® Long/Short	$9,619	—	(1,128,449)	(455,498)
German Sovereign / Sub-Sovereign ETF	—	—	—	—
USD Covered Bond	—	—	—	—
30 Year TIPS/TSY Spread	—	—	—	—
UltraPro 10 Year TIPS/TSY Spread	—	—	—	—
Short 30 Year TIPS/TSY Spread	—	—	—	—
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	—

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, equalization and nondeductible expenses resulted in the following reclassifications, as of October 31, 2011 (the Funds' tax year end), among the Funds' components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
Ultra QQQ®	$3,630,827	$(90,692,916)	$87,062,089
Ultra Dow30SM	47,969	(24,404,226)	24,356,257
Ultra S&P500®	—	(193,485,430)	193,485,430
Ultra Russell3000	26,226	(453,975)	427,749
Ultra MidCap400	428,400	(10,052,556)	9,624,156
Ultra SmallCap600	105,387	(2,184,339)	2,078,952
Ultra Russell2000	564,079	(25,367,798)	24,803,719
UltraPro QQQ®	698,129	(42,555,132)	41,857,003
UltraPro Dow30SM	(19,811)	(446,707)	466,518
UltraPro S&P500®	98,898	(18,288,347)	18,189,449
UltraPro MidCap400	126,887	(2,737,885)	2,610,998
UltraPro Russell2000	211,340	407,150	(618,490)
Ultra Russell1000 Value	2,352	(743,896)	741,544
Ultra Russell1000 Growth	8,461	1	(8,462)
Ultra Russell MidCap Value	3,478	(98,590)	95,112
Ultra Russell MidCap Growth	97,824	(38,997)	(58,827)
Ultra Russell2000 Value	26,174	(741,080)	714,906
Ultra Russell2000 Growth	142,787	(1,175)	(141,612)
Ultra Basic Materials	415,757	(69,468,600)	69,052,843
Ultra Nasdaq Biotechnology	103,926	987,780	(1,091,706)
Ultra Consumer Goods	(15,265)	(5,712,848)	5,728,113
Ultra Consumer Services	37,874	—	(37,874)
Ultra Financials	819,332	(64,845,888)	64,026,556
Ultra Health Care	3,514	(3,463,816)	3,460,302
Ultra Industrials	(8,345)	(4,944,810)	4,953,155
Ultra Oil & Gas	249,036	(66,889,995)	66,640,959

318 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
Ultra Real Estate	$1,306,313	$(63,476,048)	$62,169,735
Ultra KBW Regional Banking	1,175	247,361	(248,536)
Ultra Semiconductors	140,801	(9,476,381)	9,335,580
Ultra Technology	428,988	(18,056,791)	17,627,803
Ultra Telecommunications	7,377	(865,705)	858,328
Ultra Utilities	341	—	(341)
Ultra MSCI EAFE	73,987	—	(73,987)
Ultra MSCI Emerging Markets	221,827	(2,899,622)	2,677,795
Ultra MSCI Europe	31,245	—	(31,245)
Ultra MSCI Pacific ex-Japan	32,433	—	(32,433)
Ultra MSCI Brazil	126,034	—	(126,034)
Ultra FTSE China 25	376,034	—	(376,034)
Ultra MSCI Japan	270,059	—	(270,059)
Ultra MSCI Mexico Investable Market	17,094	—	(17,094)
Ultra 7-10 Year Treasury	(86,781)	(1,329,717)	1,416,498
Ultra 20+ Year Treasury	13,450	(302,519)	289,069
Ultra High Yield	18,307	—	(18,307)
Ultra Investment Grade Corporate	17,393	(7)	(17,386)
Short QQQ®	2,250,808	—	(2,250,808)
Short Dow30SM	2,255,159	—	(2,255,159)
Short S&P500®	15,457,718	—	(15,457,718)
Short MidCap400	318,647	—	(318,647)
Short SmallCap600	425,244	—	(425,244)
Short Russell2000	3,436,104	—	(3,436,104)
UltraShort QQQ®	6,289,890	—	(6,289,890)
UltraShort Dow30SM	3,233,722	—	(3,233,722)
UltraShort S&P500®	19,014,106	—	(19,014,106)
UltraShort Russell3000	16,699	—	(16,699)
UltraShort MidCap400	296,795	—	(296,795)
UltraShort SmallCap600	180,632	—	(180,632)
UltraShort Russell2000	3,761,569	—	(3,761,569)
UltraPro Short QQQ®	711,182	—	(711,182)
UltraPro Short Dow30SM	325,085	—	(325,085)
UltraPro Short S&P500®	3,074,469	—	(3,074,469)
UltraPro Short MidCap400	64,445	—	(64,445)
UltraPro Short Russell2000	423,929	—	(423,929)
UltraShort Russell1000 Value	22,263	—	(22,263)
UltraShort Russell1000 Growth	43,785	—	(43,785)
UltraShort Russell MidCap Value	18,602	—	(18,602)
UltraShort Russell MidCap Growth	26,290	—	(26,290)
UltraShort Russell2000 Value	64,109	—	(64,109)
UltraShort Russell2000 Growth	115,525	—	(115,525)
Short Basic Materials	45,314	—	(45,314)
Short Financials	1,003,014	—	(1,003,014)
Short Oil & Gas	98,993	—	(98,993)
Short Real Estate	210,758	—	(210,758)
Short KBW Regional Banking	224,780	—	(224,780)
UltraShort Basic Materials	825,962	—	(825,962)
UltraShort Nasdaq Biotechnology	23,597	—	(23,597)
UltraShort Consumer Goods	66,026	—	(66,026)
May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 319

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
UltraShort Consumer Services	$152,478	—	$(152,478)
UltraShort Financials	3,274,240	—	(3,274,240)
UltraShort Health Care	34,684	—	(34,684)
UltraShort Industrials	87,985	—	(87,985)
UltraShort Oil & Gas	879,963	—	(879,963)
UltraShort Real Estate	1,928,242	—	(1,928,242)
UltraShort Semiconductors	212,824	—	(212,824)
UltraShort Technology	152,244	—	(152,244)
UltraShort Telecommunications	20,644	—	(20,644)
UltraShort Utilities	40,160	—	(40,160)
Short MSCI EAFE	1,317,341	—	(1,317,341)
Short MSCI Emerging Markets	2,107,098	—	(2,107,098)
Short FTSE China 25	82,855	—	(82,855)
UltraShort MSCI EAFE	166,272	—	(166,272)
UltraShort MSCI Emerging Markets	1,048,034	—	(1,048,034)
UltraShort MSCI Europe	553,771	—	(553,771)
UltraShort MSCI Pacific ex-Japan	30,530	—	(30,530)
UltraShort MSCI Brazil	151,189	—	(151,189)
UltraShort FTSE China 25	1,780,357	—	(1,780,357)
UltraShort MSCI Japan	239,792	—	(239,792)
UltraShort MSCI Mexico Investable Market	23,770	—	(23,770)
Short 7-10 Year Treasury	61,246	—	(61,246)
Short 20+ Year Treasury	8,236,927	—	(8,236,927)
Short High Yield	168,388	—	(168,388)
Short Investment Grade Corporate	17,178	—	(17,178)
UltraShort 3-7 Year Treasury	22,253	—	(22,253)
UltraShort 7-10 Year Treasury	4,113,297	—	(4,113,297)
UltraShort 20+ Year Treasury	47,818,337	—	(47,818,337)
UltraShort TIPS	22,794	—	(22,794)
UltraPro Short 20+ Year Treasury	—	—	—
Credit Suisse 130/30	989	$(1,450,685)	1,449,696
Hedge Replication ETF	23,778	(25)	(23,753)
RAFI® Long/Short	—	—	—
German Sovereign / Sub-Sovereign ETF	—	—	—
USD Covered Bond	—	—	—
30 Year TIPS/TSY Spread	—	—	—
UltraPro 10 Year TIPS/TSY Spread	—	—	—
Short 30 Year TIPS/TSY Spread	—	—	—
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment (November 1, 2011 for Funds that commenced operations prior to December 22, 2010). Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

320 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

For the tax year ended October 31, 2011, the following Funds had available pre-enactment capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date.

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
Ultra QQQ®	$61,140,300	$554,796,536	—	—	$615,936,836
Ultra Dow30SM	—	297,691,745	—	—	297,691,745
Ultra S&P500®	—	932,535,389	—	—	932,535,389
Ultra Russell3000	—	—	—	—	—
Ultra MidCap400	—	33,071,494	—	—	33,071,494
Ultra SmallCap600	—	10,883,836	—	—	10,883,836
Ultra Russell2000	36,802	160,208,478	—	—	160,245,280
UltraPro QQQ®	—	—	—	—	—
UltraPro Dow30SM	—	—	$126,763	$3,921,337	4,048,100
UltraPro S&P500®	—	—	—	—	—
UltraPro MidCap400	—	—	204,680	938,295	1,142,975
UltraPro Russell2000	—	—	710,048	238,431	948,479
Ultra Russell1000 Value	1,647,546	7,339,236	—	36,045	9,022,827
Ultra Russell1000 Growth	600,384	11,085,417	—	—	11,685,801
Ultra Russell MidCap Value	199,193	491,332	—	—	690,525
Ultra Russell MidCap Growth	6,014,949	2,712,148	—	383,833	9,110,930
Ultra Russell2000 Value	4,388,390	3,662,193	—	—	8,050,583
Ultra Russell2000 Growth	—	4,727,760	—	—	4,727,760
Ultra Basic Materials	—	—	—	—	—
Ultra Nasdaq Biotechnology	—	—	565,831	4,483,815	5,049,646
Ultra Consumer Goods	—	—	—	—	—
Ultra Consumer Services	—	203,843	—	318,192	522,035
Ultra Financials	976,913,137	1,407,263,015	—	48,453,600	2,432,629,752
Ultra Health Care	—	13,552,334	—	1,513,255	15,065,589
Ultra Industrials	—	—	—	—	—
Ultra Oil & Gas	—	7,270,566	—	—	7,270,566
Ultra Real Estate	—	—	—	—	—
Ultra KBW Regional Banking	—	—	1,965,194	876,570	2,841,764
Ultra Semiconductors	2,329,613	23,313,126	—	—	25,642,739
Ultra Technology	—	—	—	—	—
Ultra Telecommunications	—	15,415	—	—	15,415
Ultra Utilities	—	9,986,847	—	—	9,986,847
Ultra MSCI EAFE	—	—	—	1,229,791	1,229,791
Ultra MSCI Emerging Markets	—	—	—	—	—
Ultra MSCI Europe	—	—	289,198	151,172	440,370
Ultra MSCI Pacific ex-Japan	—	—	385,999	244	386,243
Ultra MSCI Brazil	—	—	542,934	628,038	1,170,972
Ultra FTSE China 25	—	—	173,812	—	173,812
Ultra MSCI Japan	—	9,848	287,685	2,064,108	2,361,641
Ultra MSCI Mexico Investable Market	—	—	87,729	315,788	403,517
Ultra 7-10 Year Treasury	—	—	—	—	—
Ultra 20+ Year Treasury	—	—	—	—	—
Short QQQ®	—	46,413,351	59,184,627	61,405,117	167,003,095

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 321

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
Short Dow30SM	—	$27,666,267	$74,285,143	$36,036,617	$137,988,027
Short S&P500®	—	275,479,255	396,002,468	299,866,646	971,348,369
Short MidCap400	—	14,091,075	16,663,813	4,855,600	35,610,488
Short SmallCap600	—	10,910,309	9,744,816	2,717,874	23,372,999
Short Russell2000	—	30,602,995	85,827,210	47,621,957	164,052,162
UltraShort QQQ®	—	344,027,075	546,154,861	344,692,522	1,234,874,458
UltraShort Dow30SM	—	211,568,661	278,053,840	125,976,993	615,599,494
UltraShort S&P500®	—	954,224,900	1,614,347,476	880,883,563	3,449,455,939
UltraShort Russell3000	—	578,178	1,775,441	668,346	3,021,965
UltraShort MidCap400	—	62,058,079	19,240,979	11,668,164	92,967,222
UltraShort SmallCap600	—	10,418,599	18,395,839	6,372,373	35,186,811
UltraShort Russell2000	—	197,617,837	371,431,305	109,741,367	678,790,509
UltraPro Short QQQ®	—	—	13,723,268	33,201,124	46,924,392
UltraPro Short Dow30SM	—	—	9,009,922	4,829,732	13,839,654
UltraPro Short S&P500®	—	21,450,893	80,591,829	146,815,109	248,857,831
UltraPro Short MidCap400	—	—	2,821,723	1,324,062	4,145,785
UltraPro Short Russell2000	—	—	13,054,940	5,215,974	18,270,914
UltraShort Russell1000 Value	—	15,201,628	5,004,860	566,134	20,772,622
UltraShort Russell1000 Growth	—	18,361,737	5,849,933	1,905,520	26,117,190
UltraShort Russell MidCap Value	—	4,103,949	5,044,261	472,187	9,620,397
UltraShort Russell MidCap Growth	—	11,156,011	4,305,977	1,659,482	17,121,470
UltraShort Russell2000 Value	—	14,216,121	9,703,125	2,921,334	26,840,580
UltraShort Russell2000 Growth	—	13,016,043	10,045,451	4,606,821	27,668,315
Short Basic Materials	—	—	429,630	—	429,630
Short Financials	—	46,207,656	34,680,899	—	80,888,555
Short Oil & Gas	—	1,584,332	2,720,603	2,060,582	6,365,517
Short Real Estate	—	—	3,968,005	433,111	4,401,116
Short KBW Regional Banking	—	—	475,909	8,353,085	8,828,994
UltraShort Basic Materials	—	99,100,007	110,459,179	3,390,037	212,949,223
UltraShort Nasdaq Biotechnology	—	—	416,580	—	416,580
UltraShort Consumer Goods	—	680,668	14,284,380	2,851,138	17,816,186
UltraShort Consumer Services	—	37,806,587	34,794,753	9,718,804	82,320,144
UltraShort Financials	—	884,851,934	249,724,456	—	1,134,576,390
UltraShort Health Care	—	10,002,522	2,787,142	767,590	13,557,254
UltraShort Industrials	—	17,061,076	21,300,428	—	38,361,504
UltraShort Oil & Gas	—	72,588,775	103,023,193	31,249,573	206,861,541
UltraShort Real Estate	—	2,597,807,224	530,523,856	76,086,424	3,204,417,504
UltraShort Semiconductors	—	28,767,489	21,740,228	7,733,357	58,241,074
UltraShort Technology	—	38,866,512	17,058,910	4,601,521	60,526,943
UltraShort Telecommunications	—	5,230,287	682,434	—	5,912,721
UltraShort Utilities	—	7,484,152	3,786,581	1,225,902	12,496,635

322 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
Short MSCI EAFE	—	$32,745,434	$18,597,569	$312,450	$51,655,453
Short MSCI Emerging Markets	—	40,438,104	71,205,636	17,217,308	128,861,048
Short FTSE China 25	—	—	1,040,187	—	1,040,187
UltraShort MSCI EAFE	—	67,426,453	7,928,513	3,521,302	78,876,268
UltraShort MSCI Emerging Markets	—	520,833,289	59,526,996	9,114,905	589,475,190
UltraShort MSCI Europe	—	3,795,429	34,453,744	9,069,132	47,318,305
UltraShort MSCI Pacific ex-Japan	—	880,198	3,676,210	—	4,556,408
UltraShort MSCI Brazil	—	—	15,737,286	—	15,737,286
UltraShort FTSE China 25	—	431,145,308	131,146,062	—	562,291,370
UltraShort MSCI Japan	—	3,844,289	6,349,708	5,554,931	15,748,928
UltraShort MSCI Mexico Investable Market	—	6,041,732	5,186,144	166,558	11,394,434
Short 20+ Year Treasury	—	228,972	56,583,949	84,404,610	141,217,531
UltraShort 7-10 Year Treasury	$5,030,158	249,611	28,917,167	143,647,522	177,844,458
UltraShort 20+ Year Treasury	—	—	664,186,865	665,676,662	1,329,863,527
Credit Suisse 130/30	—	—	488,065	194,505	682,570
RAFI® Long/Short	—	—	—	1,128,449	1,128,449

For the tax year ended October 31, 2011, the following Funds had available post-enactment capital loss carryforwards to offset future net capital gains to the extent provided by regulations:

Fund	Short-Term	Long-Term	Total
Ultra High Yield	—	—	—
Ultra Investment Grade Corporate	—	—	—
Short 7-10 Year Treasury	$3,770	$5,656	$9,426
Short High Yield	—	—	—
Short Investment Grade Corporate	106,179	—	106,179
UltraShort 3-7 Year Treasury	341,734	—	341,734
UltraShort TIPS	559,213	—	559,213
UltraPro Short 20+ Year Treasury	—	—	—
Hedge Replication ETF	65,451	—	65,451
German Sovereign / Sub-Sovereign ETF	—	—	—
USD Covered Bond	—	—	—
30 Year TIPS/TSY Spread	—	—	—
UltraPro 10 Year TIPS/TSY Spread	—	—	—
Short 30 Year TIPS/TSY Spread	—	—	—
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—

For the tax year ended October 31, 2011, the following Funds utilized capital loss carryforwards to offset net capital gains with the amount stated below:

Fund	Capital Loss Utilized
Ultra QQQ®	$101,244,819
Ultra Dow30SM	17,077,474
Ultra S&P500®	115,914,802
Ultra MidCap400	9,597,875
Ultra SmallCap600	3,657,182
Ultra Russell2000	4,529,107

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 323

Fund	Capital Loss Utilized
UltraPro QQQ®	$3,312,816
UltraPro S&P500®	521,745
Ultra Russell1000 Growth	509,315
Ultra Russell MidCap Value	1,351,130
Ultra Russell2000 Value	1,064,904
Ultra Russell2000 Growth	2,774,521
Ultra Oil & Gas	74,920,824
Ultra Semiconductors	5,531,708
Ultra Technology	14,574,693
Ultra Telecommunications	805,922
Ultra Utilities	3,873,562
Ultra MSCI Emerging Markets	167,146
Ultra FTSE China 25	1,560,507
Ultra 20+ Year Treasury	671,582
Short Basic Materials	138,444
Short Financials	8,888,235
UltraShort Nasdaq Biotechnology	19,047
UltraShort Financials	54,489,556
UltraShort Industrials	657,439
UltraShort Telecommunications	178,084
Short FTSE China 25	159,735
UltraShort MSCI Pacific ex-Japan	122,282
UltraShort MSCI Brazil	4,681,115
UltraShort FTSE China 25	33,376,523

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Advisory and Management Service Fees

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For its investment advisory services, each Fund pays the Advisor a fee at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers. For these and other services, each Fund pays the Advisor management services fees at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

For the year ended May 31, 2012, advisory and management services fees, waivers and expense reimbursements were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Ultra QQQ®	0.75%	0.10%	$441,792	—	—	0.95%	September 30, 2012
Ultra Dow30SM	0.75	0.10	100,105	—	—	0.95	September 30, 2012
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2012

324 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Ultra Russell3000	0.75%	0.10%	$51,377	$6,850	$344,896	0.95%	September 30, 2012
Ultra MidCap400	0.75	0.10	72,040	—	—	0.95	September 30, 2012
Ultra SmallCap600	0.75	0.10	110,351	—	—	0.95	September 30, 2012
Ultra Russell2000	0.75	0.10	636,656	—	—	0.95	September 30, 2012
UltraPro QQQ®	0.75	0.10	232,512	—	—	0.95	September 30, 2012
UltraPro Dow30SM	0.75	0.10	103,136	—	—	0.95	September 30, 2012
UltraPro S&P500®	0.75	0.10	150,068	—	—	0.95	September 30, 2012
UltraPro MidCap400	0.75	0.10	146,861	—	—	0.95	September 30, 2012
UltraPro Russell2000	0.75	0.10	370,002	—	—	0.95	September 30, 2012
Ultra Russell1000 Value	0.75	0.10	51,981	6,931	89,514	0.95	September 30, 2012
Ultra Russell1000 Growth	0.75	0.10	111,392	14,852	8,926	0.95	September 30, 2012
Ultra Russell MidCap Value	0.75	0.10	52,041	6,939	94,699	0.95	September 30, 2012
Ultra Russell MidCap Growth	0.75	0.10	104,844	13,979	37,214	0.95	September 30, 2012
Ultra Russell2000 Value	0.75	0.10	90,746	12,099	106,844	0.95	September 30, 2012
Ultra Russell2000 Growth	0.75	0.10	140,177	18,690	29,845	0.95	September 30, 2012
Ultra Basic Materials	0.75	0.10	118,555	—	—	0.95	September 30, 2012
Ultra Nasdaq Biotechnology	0.75	0.10	145,468	—	—	0.95	September 30, 2012
Ultra Consumer Goods	0.75	0.10	96,029	12,804	21,587	0.95	September 30, 2012
Ultra Consumer Services	0.75	0.10	76,701	10,227	57,985	0.95	September 30, 2012
Ultra Financials	0.75	0.10	89,985	—	—	0.95	September 30, 2012
Ultra Health Care	0.75	0.10	116,534	—	—	0.95	September 30, 2012
Ultra Industrials	0.75	0.10	127,545	—	—	0.95	September 30, 2012
Ultra Oil & Gas	0.75	0.10	152,214	—	—	0.95	September 30, 2012
Ultra Real Estate	0.75	0.10	91,258	—	—	0.95	September 30, 2012
Ultra KBW Regional Banking	0.75	0.10	29,919	3,989	98,020	0.95	September 30, 2012
Ultra Semiconductors	0.75	0.10	111,799	—	—	0.95	September 30, 2012
Ultra Technology	0.75	0.10	143,436	—	—	0.95	September 30, 2012
Ultra Telecommunications	0.75	0.10	30,122	4,016	94,748	0.95	September 30, 2012
Ultra Utilities	0.75	0.10	122,421	7	—	0.95	September 30, 2012
Ultra MSCI EAFE	0.75	0.10	58,868	7,849	22,770	0.95	September 30, 2012
Ultra MSCI Emerging Markets	0.75	0.10	98,008	—	—	0.95	September 30, 2012
Ultra MSCI Europe	0.75	0.10	21,051	2,807	88,781	0.95	September 30, 2012
Ultra MSCI Pacific ex-Japan	0.75	0.10	22,453	2,994	86,748	0.95	September 30, 2012
Ultra MSCI Brazil	0.75	0.10	101,072	1,714	—	0.95	September 30, 2012
Ultra FTSE China 25	0.75	0.10	84,026	—	—	0.95	September 30, 2012
Ultra MSCI Japan	0.75	0.10	112,183	—	—	0.95	September 30, 2012
Ultra MSCI Mexico Investable Market	0.75	0.10	12,673	1,690	99,133	0.95	September 30, 2012
Ultra 7-10 Year Treasury	0.75	0.10	127,716	—	—	0.95	September 30, 2012
Ultra 20+ Year Treasury	0.75	0.10	117,254	—	—	0.95	September 30, 2012
Ultra High Yield	0.75	0.10	24,012	3,201	38,826	0.95	September 30, 2012
Ultra Investment Grade Corporate	0.75	0.10	20,205	2,694	34,134	0.95	September 30, 2012
Short QQQ®	0.75	0.10	226,567	—	—	0.95	September 30, 2012
Short Dow30SM	0.75	0.10	64,174	—	—	0.95	September 30, 2012
Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2012
Short MidCap400	0.75	0.10	60,793	—	—	0.95	September 30, 2012
Short SmallCap600	0.75	0.10	59,970	—	—	0.95	September 30, 2012
Short Russell2000	0.75	0.10	355,832	—	—	0.95	September 30, 2012
UltraShort QQQ®	0.75	0.10	451,873	—	—	0.95	September 30, 2012
UltraShort Dow30SM	0.75	0.10	58,860	—	—	0.95	September 30, 2012

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 325

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraShort S&P500®	0.75%	0.10%	—	—	—	0.95%	September 30, 2012
UltraShort Russell3000	0.75	0.10	$13,894	$1,853	$73,918	0.95	September 30, 2012
UltraShort MidCap400	0.75	0.10	54,976	—	—	0.95	September 30, 2012
UltraShort SmallCap600	0.75	0.10	72,547	—	—	0.95	September 30, 2012
UltraShort Russell2000	0.75	0.10	313,916	—	—	0.95	September 30, 2012
UltraPro Short QQQ®	0.75	0.10	143,185	—	—	0.95	September 30, 2012
UltraPro Short Dow30SM	0.75	0.10	69,532	—	—	0.95	September 30, 2012
UltraPro Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2012
UltraPro Short MidCap400	0.75	0.10	83,444	875	—	0.95	September 30, 2012
UltraPro Short Russell2000	0.75	0.10	103,825	—	—	0.95	September 30, 2012
UltraShort Russell1000 Value	0.75	0.10	16,471	2,196	70,754	0.95	September 30, 2012
UltraShort Russell1000 Growth	0.75	0.10	32,244	4,299	51,122	0.95	September 30, 2012
UltraShort Russell MidCap Value	0.75	0.10	13,923	1,856	73,565	0.95	September 30, 2012
UltraShort Russell MidCap Growth	0.75	0.10	19,200	2,560	67,481	0.95	September 30, 2012
UltraShort Russell2000 Value	0.75	0.10	46,123	6,150	34,193	0.95	September 30, 2012
UltraShort Russell2000 Growth	0.75	0.10	83,319	—	—	0.95	September 30, 2012
Short Basic Materials	0.75	0.10	56,795	7,572	23,011	0.95	September 30, 2012
Short Financials	0.75	0.10	73,603	—	—	0.95	September 30, 2012
Short Oil & Gas	0.75	0.10	73,019	9,736	5,308	0.95	September 30, 2012
Short Real Estate	0.75	0.10	77,887	—	—	0.95	September 30, 2012
Short KBW Regional Banking	0.75	0.10	82,611	—	—	0.95	September 30, 2012
UltraShort Basic Materials	0.75	0.10	107,885	—	—	0.95	September 30, 2012
UltraShort Nasdaq Biotechnology	0.75	0.10	24,531	3,271	62,580	0.95	September 30, 2012
UltraShort Consumer Goods	0.75	0.10	35,676	4,757	47,962	0.95	September 30, 2012
UltraShort Consumer Services	0.75	0.10	88,339	—	—	0.95	September 30, 2012
UltraShort Financials	0.75	0.10	76,871	—	—	0.95	September 30, 2012
UltraShort Health Care	0.75	0.10	27,360	3,648	57,197	0.95	September 30, 2012
UltraShort Industrials	0.75	0.10	64,675	8,623	12,981	0.95	September 30, 2012
UltraShort Oil & Gas	0.75	0.10	74,415	—	—	0.95	September 30, 2012
UltraShort Real Estate	0.75	0.10	121,316	—	—	0.95	September 30, 2012
UltraShort Semiconductors	0.75	0.10	78,777	—	—	0.95	September 30, 2012
UltraShort Technology	0.75	0.10	84,450	—	—	0.95	September 30, 2012
UltraShort Telecommunications	0.75	0.10	18,886	2,518	67,351	0.95	September 30, 2012
UltraShort Utilities	0.75	0.10	25,748	3,433	59,958	0.95	September 30, 2012
Short MSCI EAFE	0.75	0.10	150,730	—	—	0.95	September 30, 2012
Short MSCI Emerging Markets	0.75	0.10	130,505	—	—	0.95	September 30, 2012
Short FTSE China 25	0.75	0.10	77,656	10,354	637	0.95	September 30, 2012
UltraShort MSCI EAFE	0.75	0.10	84,378	—	—	0.95	September 30, 2012
UltraShort MSCI Emerging Markets	0.75	0.10	88,086	—	—	0.95	September 30, 2012
UltraShort MSCI Europe	0.75	0.10	123,451	—	—	0.95	September 30, 2012
UltraShort MSCI Pacific ex-Japan	0.75	0.10	18,842	2,512	91,031	0.95	September 30, 2012
UltraShort MSCI Brazil	0.75	0.10	102,679	—	—	0.95	September 30, 2012
UltraShort FTSE China 25	0.75	0.10	146,242	—	—	0.95	September 30, 2012
UltraShort MSCI Japan	0.75	0.10	119,874	—	—	0.95	September 30, 2012
UltraShort MSCI Mexico Investable Market	0.75	0.10	18,150	2,420	92,819	0.95	September 30, 2012
Short 7-10 Year Treasury	0.75	0.10	60,086	—	—	0.95	September 30, 2012
Short 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2012
Short High Yield	0.75	0.10	82,739	—	—	0.95	September 30, 2012

326 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Short Investment Grade Corporate	0.75%	0.10%	$22,821	$3,043	$38,628	0.95%	September 30, 2012
UltraShort 3-7 Year Treasury	0.75	0.10	32,905	4,387	11,222	0.95	September 30, 2012
UltraShort 7-10 Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2012
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2012
UltraShort TIPS	0.75	0.10	21,024	2,803	36,289	0.95	September 30, 2012
UltraPro Short 20+ Year Treasury	0.75	0.10	5,560	741	27,148	0.95	September 30, 2013
Credit Suisse 130/30	0.75	0.10	140,171	—	—	0.95	September 30, 2012
Hedge Replication ETF	0.75	0.10	102,387	13,651	22,041	0.95	September 30, 2012
RAFI® Long/Short	0.75	0.10	97,484	—	—	0.95	September 30, 2012
German Sovereign / Sub-Sovereign ETF	0.35	0.10	5,015	1,433	42,587	0.45	September 30, 2013
USD Covered Bond	0.35	0.10	1,243	355	31,539	0.35	September 30, 2013
30 Year TIPS/TSY Spread	0.55	0.10	8,640	1,571	31,060	0.75	September 30, 2013
UltraPro 10 Year TIPS/TSY Spread	0.55	0.10	6,859	1,247	30,647	0.75	September 30, 2013
Short 30 Year TIPS/TSY Spread	0.55	0.10	8,380	1,524	31,201	0.75	September 30, 2013
UltraPro Short 10 Year TIPS/TSY Spread	0.55	0.10	6,804	1,237	30,838	0.75	September 30, 2013

*  Indicates the maximum annual Investment Advisory Fee Rate which is subject to the following breakpoints: 0.75% of the first $6.0 billion average daily net assets of each Fund, 0.70% of the next $4.0 billion average daily net assets of each Fund, and 0.65% of average daily net assets of each Fund in excess of $10.0 billion. The 30 Year TIPS/TSY Spread, UltraPro 10 Year TIPS/TSY Spread, Short 30 Year TIPS/TSY Spread and UltraPro Short 10 Year TIPS/TSY Spread Funds pay a fee at an annualized rate, based on average daily net assets, of 0.55% (not subject to breakpoints). The German Sovereign / Sub-Sovereign ETF and USD Covered Bond Funds pay a fee at an annualized rate, based on average daily net assets, of 0.35% (not subject to breakpoints).

Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of May 31, 2012, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount
							Eligible for
Fund	2012	2013	2014	2015	2016	2017	Recoupment
Ultra QQQ®	$361,690	$771,609	$1,032,842	$709,796	$614,715	$244,966	$3,735,618
Ultra Dow30SM	207,359	161,837	261,374	182,406	155,367	53,506	1,021,849
Ultra S&P500®	—	—	—	—	—	—	—
Ultra Russell3000	—	—	12,081	246,967	196,144	339,595	794,787
Ultra MidCap400	321,428	254,571	286,102	106,093	142,109	30,103	1,140,406
Ultra SmallCap600	155,679	115,093	300,310	139,951	145,396	69,565	925,994
Ultra Russell2000	312,603	420,622	989,384	497,328	457,291	476,303	3,153,531
UltraPro QQQ®	—	—	—	127,004	246,454	155,569	529,027
UltraPro Dow30SM	—	—	—	58,027	102,606	68,904	229,537
UltraPro S&P500®	—	—	22,535	315,207	156,297	103,046	597,085
UltraPro MidCap400	—	—	—	144,446	70,174	112,139	326,759
UltraPro Russell2000	—	—	—	191,089	267,279	285,906	744,274
Ultra Russell1000 Value	99,717	67,116	261,071	167,372	122,823	116,537	834,636
Ultra Russell1000 Growth	106,821	112,396	242,598	131,939	129,340	102,717	825,811
Ultra Russell MidCap Value	91,755	80,426	236,618	145,226	166,124	115,912	836,061
Ultra Russell MidCap Growth	95,856	107,943	200,040	136,213	148,602	122,774	811,428
Ultra Russell2000 Value	147,529	128,593	515,701	193,527	121,141	164,860	1,271,351
Ultra Russell2000 Growth	147,602	126,585	415,427	186,104	132,728	142,925	1,151,371
Ultra Basic Materials	76,918	102,535	239,877	190,416	156,800	65,880	832,426

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 327

	Expires September 30,						Total Amount
							Eligible for
Fund	2012	2013	2014	2015	2016	2017	Recoupment
Ultra Nasdaq Biotechnology	—	—	—	$44,699	$82,837	$110,052	$237,588
Ultra Consumer Goods	$77,004	$68,249	$158,112	131,595	135,668	101,017	671,645
Ultra Consumer Services	88,455	65,215	177,086	133,564	142,815	115,488	722,623
Ultra Financials	105,101	160,584	737,333	117,773	41,723	39,575	1,202,089
Ultra Health Care	78,759	97,149	168,152	120,479	128,163	81,102	673,804
Ultra Industrials	85,534	78,895	214,947	136,317	152,002	86,015	753,710
Ultra Oil & Gas	100,986	145,921	335,397	183,018	189,638	93,079	1,048,039
Ultra Real Estate	80,853	114,651	224,831	220,577	139,663	39,030	819,605
Ultra KBW Regional Banking	—	—	—	42,986	71,767	105,544	220,297
Ultra Semiconductors	75,309	123,648	158,603	143,414	118,478	76,175	695,627
Ultra Technology	91,135	164,530	217,672	157,093	146,449	97,714	874,593
Ultra Telecommunications	—	57,580	68,674	125,448	140,412	103,215	495,329
Ultra Utilities	73,170	82,736	146,632	126,160	129,707	95,278	653,683
Ultra MSCI EAFE	—	—	26,000	105,384	135,963	57,376	324,723
Ultra MSCI Emerging Markets	—	—	27,016	154,408	136,015	56,283	373,722
Ultra MSCI Europe	—	—	—	47,068	82,819	83,804	213,691
Ultra MSCI Pacific ex-Japan	—	—	—	46,719	78,746	83,443	208,908
Ultra MSCI Brazil	—	—	—	47,846	87,983	73,137	208,966
Ultra FTSE China 25	—	—	32,285	120,815	133,682	52,276	339,058
Ultra MSCI Japan	—	—	22,003	112,279	180,435	72,169	386,886
Ultra MSCI Mexico Investable Market	—	—	—	46,822	77,613	84,726	209,161
Ultra 7-10 Year Treasury	—	—	—	82,505	95,221	95,069	272,795
Ultra 20+ Year Treasury	—	—	—	79,850	92,792	92,439	265,081
Ultra High Yield	—	—	—	—	46,856	46,554	93,410
Ultra Investment Grade Corporate	—	—	—	—	42,369	40,819	83,188
Short QQQ®	219,846	168,003	215,413	249,007	256,015	144,929	1,253,213
Short Dow30SM	192,171	125,550	161,660	126,493	99,409	39,212	744,495
Short S&P500®	—	—	—	—	—	—	—
Short MidCap400	142,197	100,315	114,278	91,606	87,771	41,520	577,687
Short SmallCap600	59,810	63,566	108,189	88,782	93,130	40,289	453,766
Short Russell2000	64,261	123,244	137,737	249,967	291,537	260,159	1,126,905
UltraShort QQQ®	724,172	845,256	796,497	684,875	524,575	298,774	3,874,149
UltraShort Dow30SM	182,481	147,280	204,909	137,009	78,468	36,000	786,147
UltraShort S&P500®	—	—	—	—	—	—	—
UltraShort Russell3000	—	—	11,138	40,002	115,063	69,163	235,366
UltraShort MidCap400	108,430	56,434	114,805	88,298	92,348	34,326	494,641
UltraShort SmallCap600	70,561	71,544	80,948	98,313	106,439	51,769	479,574
UltraShort Russell2000	27,366	588,597	508,317	433,918	358,809	204,898	2,121,905
UltraPro Short QQQ®	—	—	—	75,950	154,732	93,163	323,845
UltraPro Short Dow30SM	—	—	—	55,242	88,841	43,856	187,939
UltraPro Short S&P500®	—	—	—	—	—	—	—
UltraPro Short MidCap400	—	—	—	44,676	69,199	63,186	177,061
UltraPro Short Russell2000	—	—	—	55,364	103,175	69,142	227,681
UltraShort Russell1000 Value	53,831	61,391	101,657	104,030	113,044	68,941	502,894
UltraShort Russell1000 Growth	54,154	70,360	101,672	103,131	111,697	67,225	508,239
UltraShort Russell MidCap Value	53,906	54,825	102,673	108,378	116,159	68,825	504,766
328 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

	Expires September 30,						Total Amount
							Eligible for
Fund	2012	2013	2014	2015	2016	2017	Recoupment
UltraShort Russell MidCap Growth	$53,906	$60,877	$96,875	$107,231	$114,657	$68,752	$502,298
UltraShort Russell2000 Value	54,296	97,134	98,814	102,681	109,637	66,055	528,617
UltraShort Russell2000 Growth	59,247	94,559	92,050	106,155	107,048	63,233	522,292
Short Basic Materials	—	—	—	40,821	61,632	66,561	169,014
Short Financials	—	19,202	138,811	106,960	96,570	48,016	409,559
Short Oil & Gas	—	17,770	61,648	109,018	112,849	66,272	367,557
Short Real Estate	—	—	—	47,276	77,905	54,569	179,750
Short KBW Regional Banking	—	—	—	48,117	74,764	59,441	182,322
UltraShort Basic Materials	60,990	92,233	130,605	121,376	93,729	82,321	581,254
UltraShort Nasdaq Biotechnology	—	—	—	43,366	58,723	66,915	169,004
UltraShort Consumer Goods	59,683	80,083	93,231	102,795	113,333	67,180	516,305
UltraShort Consumer Services	57,420	82,163	127,371	96,627	100,759	66,210	530,550
UltraShort Financials	—	—	13,578	136,714	57,864	57,821	265,977
UltraShort Health Care	59,457	64,036	105,321	106,298	115,922	67,321	518,355
UltraShort Industrials	56,536	81,081	106,401	97,750	113,792	64,671	520,231
UltraShort Oil & Gas	74,231	—	175,754	132,327	97,979	49,258	529,549
UltraShort Real Estate	93,420	59,056	196,067	144,339	107,158	96,735	696,775
UltraShort Semiconductors	64,861	67,783	102,945	103,156	112,322	55,428	506,495
UltraShort Technology	56,727	79,027	97,208	103,886	111,098	61,890	509,836
UltraShort Telecommunications	—	54,472	47,193	122,462	106,290	67,952	398,369
UltraShort Utilities	63,394	70,395	99,410	106,631	117,264	68,216	525,310
Short MSCI EAFE	—	123,975	108,317	137,857	78,523	126,987	575,659
Short MSCI Emerging Markets	—	139,208	126,379	230,446	185,747	78,377	760,157
Short FTSE China 25	—	—	—	43,396	67,494	66,038	176,928
UltraShort MSCI EAFE	—	125,111	201,598	118,651	119,140	53,065	617,565
UltraShort MSCI Emerging Markets	—	56,552	596,883	204,238	51,857	36,727	946,257
UltraShort MSCI Europe	—	—	35,032	80,035	113,876	96,454	325,397
UltraShort MSCI Pacific ex-Japan	—	—	34,118	50,980	142,726	83,485	311,309
UltraShort MSCI Brazil	—	—	34,971	77,999	116,003	74,029	303,002
UltraShort FTSE China 25	—	405,907	186,169	296,402	179,085	95,905	1,163,468
UltraShort MSCI Japan	—	179,711	165,376	147,896	154,050	82,399	729,432
UltraShort MSCI Mexico Investable Market	—	—	36,508	54,283	141,073	84,596	316,460
Short 7-10 Year Treasury	—	—	—	—	39,459	45,481	84,940
Short 20+ Year Treasury	—	—	—	76,677	73,023	—	149,700
Short High Yield	—	—	—	—	53,609	59,216	112,825
Short Investment Grade Corporate	—	—	—	—	42,732	48,862	91,594
UltraShort 3-7 Year Treasury	—	—	—	—	36,013	37,050	73,063
UltraShort 7-10 Year Treasury	—	39,749	128,733	137,977	94,597	—	401,056
UltraShort 20+ Year Treasury	—	—	—	—	—	—	—
UltraShort TIPS	—	—	—	—	39,084	48,081	87,165
UltraPro Short 20+ Year Treasury	—	—	—	—	—	33,450	33,450
Credit Suisse 130/30	—	—	27,443	204,973	130,792	97,743	460,951
Hedge Replication ETF	—	—	—	—	20,348	117,730	138,078
RAFI® Long/Short	—	—	—	—	78,337	71,326	149,663

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 329

	Expires September 30,						Total Amount
							Eligible for
Fund	2012	2013	2014	2015	2016	2017	Recoupment
German Sovereign / Sub-Sovereign ETF	—	—	—	—	—	$49,036	$49,036
USD Covered Bond	—	—	—	—	—	33,137	33,137
30 Year TIPS/TSY Spread	—	—	—	—	—	41,271	41,271
UltraPro 10 Year TIPS/TSY Spread	—	—	—	—	—	38,753	38,753
Short 30 Year TIPS/TSY Spread	—	—	—	—	—	41,106	41,106
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	—	—	38,879	38,879

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as Administrator to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Trustees Fees

Each Independent Trustee of ProShares and other affiliated funds is paid quarterly an aggregate fee consisting of a $155,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $7,500, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $3,000.

8. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
	Year Ended 5/31/2012	Year Ended 5/31/2011
Ultra QQQ®	$110,366	$119,745
Ultra Dow30SM	58,622	63,439
Ultra S&P500®	234,673	132,757
Ultra Russell3000	2,575	2,528
Ultra MidCap400	44,447	8,793
Ultra SmallCap600	2,923	2,780

330 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

	For the periods ended
	Year Ended 5/31/2012	Year Ended 5/31/2011
Ultra Russell2000	$64,719	$26,917
UltraPro QQQ®	86,425	42,793
UltraPro Dow30SM	12,689	6,647
UltraPro S&P500®	150,238	78,527
UltraPro MidCap400	9,326	1,894
UltraPro Russell2000	15,071	12,655
Ultra Russell1000 Value	764	400
Ultra Russell1000 Growth	487	630
Ultra Russell MidCap Value	309	695
Ultra Russell MidCap Growth	3,904	523
Ultra Russell2000 Value	653	1,519
Ultra Russell2000 Growth	2,553	—
Ultra Basic Materials	20,762	45,137
Ultra Nasdaq Biotechnology	4,872	1,653
Ultra Consumer Goods	685	3,518
Ultra Consumer Services	787	1,338
Ultra Financials	22,385	59,296
Ultra Health Care	2,598	3,827
Ultra Industrials	2,742	6,362
Ultra Oil & Gas	30,207	61,800
Ultra Real Estate	22,433	55,500
Ultra KBW Regional Banking	1,426	3,236
Ultra Semiconductors	2,662	10,624
Ultra Technology	4,771	11,620
Ultra Telecommunications	531	933
Ultra Utilities	1,621	2,859
Ultra MSCI EAFE	—	1,520
Ultra MSCI Emerging Markets	—	7,772
Ultra MSCI Europe	—	314
Ultra MSCI Pacific ex-Japan	1,095	—
Ultra MSCI Brazil	212	3,324
Ultra FTSE China 25	5,460	21,295
Ultra MSCI Japan	4,312	17,558
Ultra MSCI Mexico Investable Market	—	344
Ultra 7-10 Year Treasury	82,713	25,608
Ultra 20+ Year Treasury	31,407	23,684
Ultra High Yield	870	880
Ultra Investment Grade Corporate	485	880
Short QQQ®	86,444	71,561
Short Dow30SM	47,199	55,097
Short S&P500®	426,264	387,270
Short MidCap400	17,463	1,069
Short SmallCap600	6,440	6,173
Short Russell2000	96,729	70,347
UltraShort QQQ®	139,461	91,261
UltraShort Dow30SM	51,098	36,349
UltraShort S&P500®	387,298	358,539

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 331

	For the periods ended
	Year Ended 5/31/2012	Year Ended 5/31/2011
UltraShort Russell3000	$180	$617
UltraShort MidCap400	8,686	3,722
UltraShort SmallCap600	6,474	5,185
UltraShort Russell2000	116,841	61,382
UltraPro Short QQQ®	33,425	14,487
UltraPro Short Dow30SM	5,358	3,262
UltraPro Short S&P500®	112,913	66,984
UltraPro Short MidCap400	3,954	—
UltraPro Short Russell2000	15,760	5,171
UltraShort Russell1000 Value	—	1,443
UltraShort Russell1000 Growth	2,268	488
UltraShort Russell MidCap Value	—	2,087
UltraShort Russell MidCap Growth	—	2,242
UltraShort Russell2000 Value	—	1,963
UltraShort Russell2000 Growth	3,189	5,174
Short Basic Materials	2,608	201
Short Financials	9,160	3,814
Short Oil & Gas	1,270	690
Short Real Estate	4,660	6,275
Short KBW Regional Banking	12,234	6,629
UltraShort Basic Materials	44,516	39,243
UltraShort Nasdaq Biotechnology	1,832	626
UltraShort Consumer Goods	762	1,824
UltraShort Consumer Services	868	7,140
UltraShort Financials	50,356	44,513
UltraShort Health Care	—	—
UltraShort Industrials	1,635	8,227
UltraShort Oil & Gas	22,866	22,570
UltraShort Real Estate	27,375	32,469
UltraShort Semiconductors	8,691	9,050
UltraShort Technology	1,544	2,443
UltraShort Telecommunications	—	648
UltraShort Utilities	909	546
Short MSCI EAFE	70,188	30,133
Short MSCI Emerging Markets	39,931	25,589
Short FTSE China 25	2,522	956
UltraShort MSCI EAFE	5,393	4,814
UltraShort MSCI Emerging Markets	37,291	59,711
UltraShort MSCI Europe	71,423	41,459
UltraShort MSCI Pacific ex-Japan	1,085	1,335
UltraShort MSCI Brazil	3,743	8,805
UltraShort FTSE China 25	29,216	39,804
UltraShort MSCI Japan	5,737	22,429
UltraShort MSCI Mexico Investable Market	—	1,222
Short 7-10 Year Treasury	656	—
Short 20+ Year Treasury	59,247	7,410
Short High Yield	21,111	1,090
Short Investment Grade Corporate	409	440

332 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

	For the periods ended
	Year Ended 5/31/2012	Year Ended 5/31/2011
UltraShort 3-7 Year Treasury	$394	$880
UltraShort 7-10 Year Treasury	69,479	15,348
UltraShort 20+ Year Treasury	865,814	698,489
UltraShort TIPS	817	440
UltraPro Short 20+ Year Treasury	4,296	—
Credit Suisse 130/30	5,584	5,244
Hedge Replication ETF	4,130	—
RAFI® Long/Short	5,071	3,928
German Sovereign / Sub-Sovereign ETF	16,000	—
USD Covered Bond	—	—
30 Year TIPS/TSY Spread	4,000	—
UltraPro 10 Year TIPS/TSY Spread	3,750	—
Short 30 Year TIPS/TSY Spread	4,000	—
UltraPro Short 10 Year TIPS/TSY Spread	3,750	—

10. Investment Transactions

For the periods ended May 31, 2012, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for ProShares Ultra 7-10 Treasury, ProShares Ultra 20+ Year Treasury, ProShares 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread Funds, and Federal Republic of Germany as well as local governments and entities agencies guaranteed by various German governments securities for ProShares German Sovereign / Sub-Sovereign ETF Fund), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Ultra QQQ®	$199,056,622	$21,469,895
Ultra Dow30SM	32,852,205	—
Ultra S&P500®	102,719,395	35,424,858
Ultra Russell3000	9,612,087	1,277,545
Ultra MidCap400	102,284,479	116,946,010
Ultra SmallCap600	2,926,316	3,618,767
Ultra Russell2000	103,926,162	39,345,659
UltraPro QQQ®	141,714,115	21,180,591
UltraPro Dow30SM	23,448,288	8,787,795
UltraPro S&P500®	173,138,893	138,133,726
UltraPro MidCap400	22,391,592	14,363,531
UltraPro Russell2000	67,915,642	46,571,488
Ultra Russell1000 Value	3,101,928	1,539,991
Ultra Russell1000 Growth	2,110,877	1,791,254
Ultra Russell MidCap Value	1,931,165	1,121,710
Ultra Russell MidCap Growth	12,027,729	2,247,110
Ultra Russell2000 Value	4,725,802	2,385,913
Ultra Russell2000 Growth	8,092,634	14,127,931
Ultra Basic Materials	96,275,427	42,119,691
Ultra Nasdaq Biotechnology	6,779,973	5,440,317
Ultra Consumer Goods	7,360,238	195,670
Ultra Consumer Services	9,738,606	7,303,644
Ultra Financials	260,843,162	157,540,767
Ultra Health Care	944,634	15,622,556
Ultra Industrials	3,287,397	1,729,581
Ultra Oil & Gas	47,415,590	39,403,722

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 333

Fund	Purchases	Sales
Ultra Real Estate	$62,504,903	$26,739,073
Ultra KBW Regional Banking	2,970,628	1,252,778
Ultra Semiconductors	18,509,373	3,781,628
Ultra Technology	27,341,389	2,256,914
Ultra Telecommunications	3,721,431	3,106,351
Ultra Utilities	396,398	4,924,847
Ultra MSCI Emerging Markets	—	5,003,034
Ultra 7-10 Year Treasury	313,395,750	114,042,957
Ultra 20+ Year Treasury	33,456,000	14,448,344
Credit Suisse 130/30	69,155,808	70,712,807
Hedge Replication ETF	7,617,044	4,894,551
RAFI® Long/Short	18,215,452	8,797,975
German Sovereign / Sub-Sovereign ETF	4,620,859	687,176
30 Year TIPS/TSY Spread	7,017,124	3,925,929
UltraPro 10 Year TIPS/TSY Spread	3,604,883	384,955
Short 30 Year TIPS/TSY Spread	6,556,760	3,369,403
UltraPro Short 10 Year TIPS/TSY Spread	3,483,095	98,513

11. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended May 31, 2012, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Ultra QQQ®	$960,222,813	$53,893,927
Ultra Dow30SM	338,495,305	14,203,037
Ultra S&P500®	1,847,551,762	155,829,464
Ultra Russell3000	10,778,032	206,478
Ultra MidCap400	168,694,495	250,210
Ultra SmallCap600	7,792,249	1,579,164
Ultra Russell2000	432,101,480	11,709,871
UltraPro QQQ®	309,610,793	9,142,178
UltraPro Dow30SM	70,530,767	3,280,792
UltraPro S&P500®	523,481,813	(15,299,413)
UltraPro MidCap400	23,486,911	1,901,327
UltraPro Russell2000	45,930,955	(266,252)
Ultra Russell1000 Value	7,013,929	826,817
Ultra Russell1000 Growth	4,461,617	1,362,914
Ultra Russell MidCap Value	2,845,740	254,356
Ultra Russell MidCap Growth	12,589,093	1,013,929
Ultra Russell2000 Value	8,042,932	96,063
Ultra Russell2000 Growth	7,624,608	2,417,053
Ultra Basic Materials	133,337,536	7,277,291
Ultra Nasdaq Biotechnology	17,036,854	(1,173,345)
Ultra Consumer Goods	6,074,139	742,897
Ultra Financials	274,031,588	51,493,420
Ultra Health Care	5,087,087	1,066,392
Ultra Industrials	17,365,545	691,201

334 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

Fund	Fair Value	Net Realized Gains (Losses)
Ultra Oil & Gas	$293,233,253	$26,563,751
Ultra Real Estate	160,638,895	19,880,626
Ultra KBW Regional Banking	5,351,469	119,297
Ultra Semiconductors	21,002,878	1,915,327
Ultra Technology	54,375,316	6,594,880
Ultra Telecommunications	4,811,289	869,074
Ultra Utilities	4,049,506	854,521
Ultra 7-10 Year Treasury	162,486,189	676,231
Ultra 20+ Year Treasury	30,986,355	(527,200)
Credit Suisse 130/30	53,801,701	6,553,461
RAFI® Long/Short	11,109,706	1,415,413

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended May 31, 2012, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Ultra QQQ®	$786,188,225
Ultra Dow30SM	210,487,990
Ultra S&P500®	1,660,183,542
Ultra MidCap400	160,961,420
Ultra Russell2000	320,978,008
UltraPro QQQ®	268,175,138
UltraPro Dow30SM	33,540,054
UltraPro S&P500®	581,917,548
UltraPro MidCap400	2,366,552
UltraPro Russell2000	38,334,834
Ultra Russell2000 Value	2,338,836
Ultra Basic Materials	77,064,243
Ultra Nasdaq Biotechnology	19,454,603
Ultra Financials	63,344,665
Ultra Health Care	4,939,457
Ultra Oil & Gas	224,483,943
Ultra Real Estate	19,631,614
Ultra KBW Regional Banking	3,146,914
Ultra Semiconductors	14,485,184
Ultra Technology	9,010,252
Ultra Utilities	7,538,812
Ultra 7-10 Year Treasury	386,286,575
Ultra 20+ Year Treasury	6,148,279
Credit Suisse 130/30	23,363,857
USD Covered Bond	12,869,029

12. Share Splits and Reverse Share Splits

Effective May 11, 2012, the ProShares Ultra QQQ®, ProShares UltraPro QQQ®, ProShares Ultra 7-10 Year Treasury and ProShares Ultra 20+ Year Treasury Funds underwent a 2-for-1 share split, and the ProShares UltraPro Dow30SM Fund underwent a 3-for-1 share split. The ProShares UltraShort Dow30SM, ProShares UltraPro Short QQQ®, ProShares UltraPro Short MidCap400, ProShares UltraShort Russell1000 Growth, ProShares UltraShort Consumer Services and ProShares UltraShort MSCI Brazil Funds underwent a 1-for-4 reverse share split, and the ProShares UltraShort Russell3000, ProShares UltraPro Short S&P500® and ProShares UltraPro Short Russell2000 Funds underwent a 1-for-5 reverse share split.

Effective October 13, 2011, the ProShares UltraShort Real Estate and ProShares UltraShort Utilities Funds underwent a 1-for-3 reverse share split.

Effective February 25, 2011, the ProShares UltraPro QQQ®, ProShares UltraPro MidCap400 and ProShares UltraPro Russell2000 Funds underwent a 2-for-1 share split, and the ProShares UltraPro S&P500® Fund underwent a 3-for-1 share split. The ProShares UltraShort QQQ®,

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 335

ProShares UltraShort Russell2000 Growth, ProShares UltraShort Semiconductors, ProShares UltraShort Telecommunications and ProShares UltraShort MSCI Pacific ex-Japan Funds underwent a 1-for-5 reverse share split, and the ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraShort Russell2000, ProShares UltraShort Russell MidCap Value, ProShares UltraShort Russell MidCap Growth, ProShares UltraShort Russell2000 Value, ProShares UltraShort Financials, ProShares UltraShort Industrials, ProShares UltraShort Technology, ProShares UltraShort MSCI Europe and ProShares UltraShort MSCI Mexico Investable Market Funds underwent a 1-for-4 reverse share split.

Effective April 15, 2010, the ProShares Ultra Real Estate, ProShares UltraShort Basic Materials, ProShares UltraShort Oil & Gas, ProShares UltraShort Real Estate, ProShares UltraShort MSCI Emerging Markets and ProShares UltraShort FTSE China 25 Funds underwent a 1-for-5 reverse share split, and the ProShares Ultra Financials Fund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and Per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

13. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds use investment techniques, such as investing in derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), that may be considered aggressive. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The use of derivatives and aggressive investment techniques also exposes a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund's return.

•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement of more than 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

•  Active Investor Risk

Each Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in the Fund's prospectus.

336 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

•  Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial instruments not included in the benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing or reconstitution events may hinder a Fund's ability to meet its daily investment objective on that day. Each geared Fund seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

•  Counterparty Risk

The Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

At May 31, 2012, the ProShares Ultra Russell3000, ProShares Ultra Russell1000 Value, ProShares Ultra Russell1000 Growth, ProShares Ultra Russell2000 Value, ProShares Ultra Consumer Goods, ProShares Ultra Consumer Services, ProShares Ultra Health Care, ProShares Ultra KBW Regional Banking, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra 20+ Year Treasury, ProShares Ultra Investment Grade Corporate, ProShares UltraShort Russell1000 Value, ProShares UltraShort Russell2000 Growth, ProShares Short Basic Materials, ProShares Short Oil & Gas, ProShares UltraShort Basic Materials, ProShares UltraShort Financials, ProShares UltraShort Oil & Gas, ProShares UltraShort Semiconductors, ProShares Short FTSE China 25, ProShares UltraShort MSCI EAFE, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil, ProShares UltraShort FTSE China 25, ProShares UltraShort MSCI Japan, ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread and ProShares UltraPro Short 10 Year TIPS/TSY Spread Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that are exposed to particular foreign countries or geographic regions may be adversely affected by political, social, economic or regulatory events affecting those foreign countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation or inverse correlation with its index.

•  Sovereign / Sub-Sovereign Debt Instrument Risk

The ProShares German Sovereign / Sub Sovereign ETF invests in, or seeks exposure to, debt instruments of Sovereign / Sub-Sovereign issuers. These debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

•  Breakeven Inflation Investing Risk

Certain Funds seek investment results, before fees and expenses, that track performance, a multiple of the performance, the inverse or an inverse multiple of the performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index. The Dow Jones Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued Treasury Inflation-Protected Securities (TIPS) bond of a particular maturity and duration-adjusted short positions in Treasury notes of the closest maturity. The difference in yield (or spread) between these instruments (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" (BEI) and is

May 31, 2012 :: Notes to Financial Statements :: ProShares Trust :: 337

considered to be a measure of the market's expectations for inflation over the relevant period. The level of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (and the Funds) will fluctuate based on changes in the value of the underlying instruments, which will likely not be the same on a percentage basis as changes in the BEI. The Dow Jones Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Funds will retain any appreciation in value over extended periods of time, or that the returns of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the Funds will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the Funds will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the value of the Funds in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.

14. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

15. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

16. Legal Proceedings

The Trust, the Advisor and various Trust officers have been named as defendants in a purported class action lawsuit filed in the United States District Court for the Southern District of New York, styled In re ProShares Trust Securities Litigation, Civ. No. 09-cv-6935. The complaint alleges that the defendants violated Sections 11 and 15 of the 1933 Act by including untrue statements of material fact and omitting material facts in the Registration Statement for thirty-eight ProShares ETFs and allegedly failing to adequately disclose the funds' investment objectives and risks. The thirty-eight Funds of the Trust named in the complaint are ProShares Ultra Dow30, ProShares Ultra Oil & Gas, ProShares Short Dow30, ProShares UltraShort Oil & Gas, ProShares UltraShort Dow30, ProShares UltraShort MSCI EAFE, ProShares UltraShort MSCI Emerging Markets, ProShares Short MSCI EAFE, ProShares UltraShort MSCI Europe, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Japan, ProShares UltraShort FTSE China 25, ProShares Ultra MidCap400, ProShares UltraShort MidCap400, ProShares Short QQQ, ProShares UltraShort QQQ, ProShares UltraShort Technology, ProShares UltraShort Consumer Services, ProShares UltraShort SmallCap600, ProShares UltraShort S&P500, ProShares Short Financials, ProShares Short S&P500, ProShares UltraShort Industrials, ProShares UltraShort Russell1000 Value, ProShares UltraShort Financials, ProShares UltraShort Russell2000 Growth, ProShares UltraShort Basic Materials, ProShares UltraShort Real Estate, ProShares UltraShort Semiconductors, ProShares Ultra S&P500, ProShares UltraShort Consumer Goods, ProShares UltraShort Russell2000, ProShares Ultra Real Estate, ProShares Ultra Semiconductors, ProShares Ultra Russell2000, ProShares Ultra Industrials, ProShares Ultra Financials and ProShares Ultra Basic Materials. The Trust believes the complaint is without merit and that the anticipated outcome will not adversely impact the operation of the Trust or any of its Funds. Accordingly, no loss contingency has been recorded in the balance sheet and the amount of loss, if any, cannot be reasonably estimated at this time.

17. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

338 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2012

To the Board of Trustees and Shareholders of ProShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments or summary schedules of portfolio investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following one hundred fifteen funds included in the ProShares Trust:

Ultra QQQ®
Ultra Dow30SM
Ultra S&P500®
Ultra Russell3000
Ultra MidCap400
Ultra SmallCap600
Ultra Russell2000
UltraPro QQQ®
UltraPro Dow30SM
UltraPro S&P500®
UltraPro MidCap400
UltraPro Russell2000
Ultra Russell1000 Value
Ultra Russell1000 Growth
Ultra Russell MidCap Value
Ultra Russell MidCap Growth
Ultra Russell2000 Value
Ultra Russell2000 Growth
Ultra Basic Materials
Ultra Nasdaq Biotechnology
Ultra Consumer Goods
Ultra Consumer Services
Ultra Financials
Ultra Health Care
Ultra Industrials
Ultra Oil & Gas
Ultra Real Estate
Ultra KBW Regional Banking
Ultra Semiconductors
Ultra Technology
Ultra Telecommunications
Ultra Utilities
Ultra MSCI EAFE
Ultra MSCI Emerging Markets
Ultra MSCI Europe
Ultra MSCI Pacific ex-Japan
Ultra MSCI Brazil
Ultra FTSE China 25
Ultra MSCI Japan
Ultra MSCI Mexico Investable Market
Ultra 7-10 Year Treasury
Ultra 20+ Year Treasury
Ultra High Yield
Ultra Investment Grade Corporate
Short QQQ®
Short Dow30SM
Short S&P500®
Short MidCap400
Short SmallCap600
Short Russell2000
UltraShort QQQ®
UltraShort Dow30SM
UltraShort S&P500®
UltraShort Russell3000
UltraShort MidCap400
UltraShort SmallCap600
UltraShort Russell2000
UltraPro Short QQQ®
UltraPro Short Dow30SM
UltraPro Short S&P500®
UltraPro Short MidCap400
UltraPro Short Russell2000
UltraShort Russell1000 Value
UltraShort Russell1000 Growth
UltraShort Russell MidCap Value
UltraShort Russell MidCap Growth
UltraShort Russell2000 Value
UltraShort Russell2000 Growth
Short Basic Materials
Short Financials
Short Oil & Gas
Short Real Estate
Short KBW Regional Banking
UltraShort Basic Materials
UltraShort Nasdaq Biotechnology
UltraShort Consumer Goods
UltraShort Consumer Services
UltraShort Financials
UltraShort Health Care
UltraShort Industrials
UltraShort Oil & Gas
UltraShort Real Estate
UltraShort Semiconductors
UltraShort Technology
UltraShort Telecommunications
UltraShort Utilities
Short MSCI EAFE
Short MSCI Emerging Markets
Short FTSE China 25
UltraShort MSCI EAFE
UltraShort MSCI Emerging Markets
UltraShort MSCI Europe
UltraShort MSCI Pacific ex-Japan
UltraShort MSCI Brazil
UltraShort FTSE China 25
UltraShort MSCI Japan
UltraShort MSCI Mexico Investable Market
Short 7-10 Year Treasury
Short 20+ Year Treasury
Short High Yield
Short Investment Grade Corporate
UltraShort 3-7 Year Treasury
UltraShort 7-10 Year Treasury
UltraShort 20+ Year Treasury
UltraShort TIPS
UltraPro Short 20+ Year Treasury
Credit Suisse 130/30
Hedge Replication ETF
RAFI® Long/Short
German Sovereign / Sub-Sovereign ETF
USD Covered Bond
30 Year TIPS/TSY Spread
UltraPro 10 Year TIPS/TSY Spread
Short 30 Year TIPS/TSY Spread
UltraPro Short 10 Year TIPS/TSY Spread

(collectively, the "Funds") at May 31, 2012, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 26, 2012

Report of Independent Registered Public Accounting Firm :: ProShares Trust :: 339

Under an amended investment advisory agreement between ProShare Advisors, LLC ("ProShare Advisors" or "Advisor") and the Trust, on behalf of each Fund ("Advisory Agreement"), each Fund (other than ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares 30 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread, ProShares German Sovereign / Sub-Sovereign ETF and ProShares USD Covered Bond) pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, as follows: 0.75% of the first $6.0 billion of the Fund's average daily net assets; 0.70% of average daily net assets for the next $4.0 billion; and 0.65% of the Fund's average daily net assets in excess of $10 billion. ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares 30 Year TIPS/TSY Spread and ProShares Short 30 Year TIPS/TSY Spread each pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.55%. ProShares German Sovereign / Sub-Sovereign ETF and ProShares USD Covered Bond each pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.35%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the Trust's officers. ProShare Advisors bears the costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses of a Fund to the extent the Fund's total annual operating expenses, before fee waivers and expense reimbursements, exceed 0.95%, as a percentage of average daily net assets, through September 30, 2012 (0.75% for each of ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares 30 Year TIPS/TSY Spread and ProShares Short 30 Year TIPS/TSY Spread, 0.45% for ProShares German Sovereign / Sub-Sovereign ETF, 0.35% for ProShares USD Covered Bond and 0.95% for ProShares UltraPro Short 20+ Year Treasury, each through September 30, 2013). After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period, to the extent that recoupment will not cause a Fund's expenses to exceed any expense limitation in place at that time.

As disclosed in the Semiannual Report to shareholders dated November 30, 2011, at a meeting held on September 19, 2011, the Board unanimously approved the continuance of the Advisory Agreement with respect to the 108 Funds offered during the period of that Report. Also, at that meeting, the Board unanimously approved the continuance of the Advisory Agreement for one Fund (ProShares UltraPro Short 20+ Year Treasury) and unanimously approved the Advisory Agreement for five additional Funds (ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares 30 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread and ProShares German Sovereign / Sub-Sovereign ETF), each covered by the period of this Report and each of which commenced operations subsequent to November 30, 2011. At a meeting held on December 14, 2011, the Board unanimously approved the Advisory Agreement with respect to ProShares USD Covered Bond, a Fund also covered by the period of this Report (the "New Fund"). The Board considered all factors it considered relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to the New Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from its relationship with the New Fund; (iii) the extent to which economies of scale would be realized as the New Fund grows; and (iv) whether fee levels reflect these economies of scale, if any, for the benefit of New Fund shareholders.

These factors and the conclusions that formed the basis of the Board's determination that the terms of the Advisory Agreement were fair and reasonable, in the best interest of the shareholders and consistent with the Advisor's fiduciary duty under applicable law, are discussed in more detail below. In reaching its determination to approve the Advisory Agreement with respect to the New Fund, the Board considered that the New Fund was unusual in the ETF marketplace. The Board reviewed information that it believed was reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor's Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the New Fund, the specialized nature of the New Fund and its investment strategy, comparative industry fee data, information regarding brokerage allocation and best execution and developments in the financial services industry. The Board evaluated this information and was advised by legal counsel with respect to its deliberations. The Trustees who were not "interested persons" of the New Fund ("Disinterested Trustees") were also advised by independent legal counsel.

Nature, Quality and Extent of Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the quality of services the Trust expects to be provided by the Advisor in its management of the New Fund and the potential success of the New Fund in achieving its stated investment objective. The Board focused on the overall quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the New Fund and ensure its compliance with federal securities laws. The Disinterested Trustees noted that these systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the advisory skills needed to manage, the New Fund. Specifically, the Board considered the Advisor's development of investment strategies and processes that are intended to enable the New Fund to meet its investment objective. The Board also considered the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether that program provided appropriate incentives. The Board also considered information regarding future allocation of New Fund brokerage. The Board reviewed the quality of the Advisor's ability to manage the New Fund in a tax efficient manner as well as the quality of the compliance program. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide the appropriate level of services to the New Fund consistent with the terms of the Advisory Agreement that benefit New Fund shareholders, particularly in light of the unique nature of the New Fund and the services required to support it.

340 :: ProShares Trust :: Board Approval of Investment Advisory Agreement (Unaudited)

Cost of Services

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, the expected costs of these services and the comparability of the fees paid by other ETFs and mutual funds with similar investment objectives and/or in the same Lipper categories as the New Fund. The Board considered that obtaining meaningful industry fee comparisons for the New Fund is challenging because there are few similar funds in the marketplace. Based on the information it received, the Board found such comparisons useful in that each comparison contained information for certain categories of ETFs and mutual funds that, when taken together, provided an appropriate range of data for the Trustees' consideration. The Board also considered the significant drivers of cost (intellectual capital (trading, tax, regulatory)) and also examined the costs investors would pay to achieve the objective of the New Fund on their own accord, noting that it would be more expensive or impossible to do so. The Board also considered the Advisor's anticipated performance of non-advisory services, including those performed under a Management Services Agreement. The Board considered the fees proposed to be paid by the New Fund in relation to the fees paid by other Funds managed by the Advisor. The Board discussed with management the indirect or "fall-out" benefits the Advisor may derive from its relationship to the New Fund, noting in particular that while the Advisor may receive research provided by broker-dealers, it will only obtain generic or other research not ascribed significant value and, therefore, not requiring the commitment of trading. The Board also considered the financial condition of the Advisor, which it found to be sound. The Board, including the Disinterested Trustees, concluded that the investment advisory fees and other compensation payable by the New Fund to the Advisor were reasonable in relation to the services provided and that the proposed fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to those of the New Fund.

Economies of Scale

The Board discussed with representatives of the Advisor economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale may be achieved when a fund achieves and maintains significant growth. The Board noted that the New Fund's expected asset volatility may offset the benefits of such economies. The Board also considered the start-up of the New Fund and the associated costs borne by the Advisor. Based on these considerations, the Board determined that it was not necessary for the New Fund to impose advisory fee breakpoints at this time.

Conclusion

Based upon its evaluation, including its consideration of each of the factors noted above for the New Fund, the Board and the Disinterested Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to the New Fund and in the best interest of its shareholders.

Board Approval of Investment Advisory Agreement (Unaudited) :: ProShares Trust :: 341

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the IDEA Database on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.Proshares.com.

342 :: ProShares Trust :: Misc. Information (Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

William Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProShares (115) ProFunds (112) Access One Trust (3)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc.
(Executive
Recruitment): Managing
			Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007); Managing Director (March 1993 to April 2004)	ProShares (115) ProFunds (112) Access One Trust (3)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)	ProShares (115) ProFunds (112) Access One Trust (3)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (November 2005 to present) and ProFund Advisors LLC (April 1997 to present) and Managing Partner ProShare Capital Management LLC
			(June 2008 to present)	ProShares (115) ProFunds (112) Access One Trust (3)	None

*  Represents number of operational portfolios in Fund complex overseen by Trustee.

**  Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in the Advisor.

The Statement of Additional Information ("SAI") includes additional information about the Trust's Trustees and is available, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125.

Trustees and Officers of ProShares Trust (Unaudited) :: ProShares Trust :: 343

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; November 14, 2005 to present	President of the Advisor (November 2005 to present); ProFund Advisors (April 1997 to present); and ProShare Capital Management LLC (June 2008 to present)

Charles S. Todd Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 9/71	Treasurer	Indefinite; December 2008 to present	Managing Director and Business Head – Sarbanes Oxley Services, Foreside Management Services, LLC, formerly serving as Director (December 2008 to present); Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co., formerly serving as Assistant Vice President (June 2000 to December 2008)

Victor M. Frye, Esq. 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 14, 2005 to present	Counsel and Chief Compliance Officer of the Advisor (November 2005 to present) and ProFund Advisors (August 2002 to present)

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProFund Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Harold J. Dahlman 70 Fargo Street Boston, MA 02110 Birth Date: 11/69	Assistant Treasurer	Indefinite; March 2009 to present	Vice President within the Fund Administration Department of JPMorgan Chase Bank, N.A. (December 2008 to present); Senior Manager within the Financial Services Office – Asset Management Assurance Group at Ernst & Young LLP (September 2005 to December 2008)

344 :: ProShares Trust :: Trustees and Officers of ProShares Trust (Unaudited)

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ProShares Trust

7501 Wisconsin Avenue, Suite 1000, East Tower, Bethesda, MD 20814

866.PRO.5125 866.776.5125

proshares.com

Short or Ultra ProShares seek returns that are 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ProShares ETF, visit proshares.com.

"QQQ®" and "NASDAQ-100®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®," S&P®," "S&P 500®," "S&P MidCap 400®," "S&P SmallCap 600®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P"). "Dow Jones Index," "DJ," "Dow Jones Industrial AverageSM," "The Dow 30SM," "Dow Jones U.S. Sector Indexes," and "Dow Jones Select Sector Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones"). The "Russell 3000® Index," "Russell 2000® Index," "Russell 2000® Growth Index," "Russell 2000® Value Index," "Russell 1000® Growth Index," "Russell 1000® Value Index," "Russell Midcap® Growth Index" and "Russell Midcap® Value Index" are trademarks of Russell Investments. "KBW Regional Banking IndexSM" is a service mark of Keefe, Bruyette and Woods, Inc. "MSCI," "MSCI Inc.," "MSCI Index" and "EAFE" are service marks of MSCI. "Barclays Capital" and "Barclays Capital Inc." are trademarks of Barclays Capital Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. "Credit Suisse" and "Credit Suisse 130/30 Large-Cap IndexTM" are trademarks of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFI®" are trademarks of Research Affiliates, LLC. All have been licensed for use by ProShares."Dow Jones Indexes" is the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones Indexes" is a service mark of Dow Jones Trademark Holdings, LLC ("Dow Jones") and has been licensed to CME Indexes. "FTSE®" is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2012 ProShare Advisors LLC. All rights reserved.   PSAN0512

Item 2. Code Of Ethics.

As of the end of the period, May 31, 2012, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Michael Wachs is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Michael Wachs is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                  Audit Fees

For the fiscal year ended May 31, 2012, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $1,527,500 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

For the fiscal year ended May 31, 2011, PwC billed the Funds aggregate fees of $1,427,500 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

(b)                                 Audit Related Fees

For the fiscal year ended May 31, 2012, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

For the fiscal year ended May 31, 2011, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

(c)                                  Tax Fees

For the fiscal year ended May 31, 2012, PwC billed the Funds aggregate fees of $525,800 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

For the fiscal year ended May 31, 2011, PwC billed the Funds aggregate fees of $476,800 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

(d)                                 All Other Fees

For the fiscal year ended May 31, 2012, PwC did not bill the Funds any fees for products and services other than those disclosed above.

For the fiscal year ended May 31, 2011, PwC did not bill the Funds any fees for products and services other than those disclosed above.

(e)(1)                    The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                    For the fiscal years ended May 31, 2012 and May 31, 2011, the Funds’ Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Funds by PwC.

(f)                                    No disclosures are required for this Item 4(f).

(g)                                 For the fiscal year ended May 31, 2012, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC (the “Advisor”).

For the fiscal year ended May 31, 2011, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Advisor.

(h)                                 The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments

(a)                                  Schedule I — Investments in Securities of Unaffiliated Issuers.

For those Funds which utilized the Summary Schedule of Investments in the annual report, full schedules of investments are included below.

Schedule of Portfolio Investments :: May 31, 2012

Ultra S&P500®

Shares		Value
	Common Stocks (a) — 73.2%
	Consumer Discretionary — 8.2%

6,752	Abercrombie & Fitch Co., Class A	$226,462
28,686	Amazon.com, Inc.*	6,107,536
8,856	Apollo Group, Inc., Class A*	281,798
3,352	AutoNation, Inc.*	120,739
2,157	AutoZone, Inc.*	820,221
18,656	Bed Bath & Beyond, Inc.*	1,347,896
22,361	Best Buy Co., Inc.	418,598
5,174	Big Lots, Inc.*	190,145
8,663	BorgWarner, Inc.*	621,570
17,076	Cablevision Systems Corp., Class A	195,349
17,843	CarMax, Inc.*	503,351
35,702	Carnival Corp.	1,145,677
51,154	CBS Corp. (Non-Voting), Class B	1,632,836
2,444	Chipotle Mexican Grill, Inc.*	1,009,543
22,672	Coach, Inc.	1,529,226
212,500	Comcast Corp., Class A	6,143,375
21,965	D.R. Horton, Inc.	364,619
10,128	Darden Restaurants, Inc.	523,921
4,709	DeVry, Inc.	128,697
53,305	DIRECTV, Class A*	2,369,407
20,388	Discovery Communications, Inc., Class A*	1,021,439
9,385	Dollar Tree, Inc.*	968,344
7,483	Expedia, Inc.	343,395
9,273	Family Dollar Stores, Inc.	628,246
299,543	Ford Motor Co.	3,163,174
4,081	Fossil, Inc.*	298,566
10,752	GameStop Corp., Class A	206,223
18,669	Gannett Co., Inc.	243,817
26,182	Gap, Inc. (The)	693,823
12,266	Genuine Parts Co.	772,758
19,267	Goodyear Tire & Rubber Co. (The)*	201,340
23,084	H&R Block, Inc.	352,493
18,016	Harley-Davidson, Inc.	868,011
5,527	Harman International Industries, Inc.	216,769
9,138	Hasbro, Inc.	323,668
121,493	Home Depot, Inc. (The)	5,994,465
23,438	International Game Technology	335,163
35,167	Interpublic Group of Cos., Inc. (The)	365,385
11,403	J.C. Penney Co., Inc.	299,101
53,656	Johnson Controls, Inc.	1,617,192
19,970	Kohl’s Corp.	915,025
11,025	Leggett & Platt, Inc.	229,210
12,803	Lennar Corp., Class A	349,394
19,384	Limited Brands, Inc.	859,874
97,805	Lowe’s Cos., Inc.	2,613,350
32,634	Macy’s, Inc.	1,241,724
21,056	Marriott International, Inc., Class A	815,078
26,712	Mattel, Inc.	831,545
80,272	McDonald’s Corp.	7,171,501
21,903	McGraw-Hill Cos., Inc. (The)	950,152
4,361	Netflix, Inc.*	276,662
22,718	Newell Rubbermaid, Inc.	418,011
169,644	News Corp., Class A	3,257,165
28,929	NIKE, Inc., Class B	3,129,539
12,605	Nordstrom, Inc.	597,099
21,487	Omnicom Group, Inc.	1,024,500
10,031	O’Reilly Automotive, Inc.*	960,870
3,914	priceline.com, Inc.*	2,448,168
26,522	PulteGroup, Inc.*	248,246
5,089	Ralph Lauren Corp.	757,243
18,022	Ross Stores, Inc.	1,139,531
7,531	Scripps Networks Interactive, Inc., Class A	412,473
3,012	Sears Holdings Corp.*	148,793
54,718	Staples, Inc.	718,995
59,372	Starbucks Corp.	3,258,929
15,471	Starwood Hotels & Resorts Worldwide, Inc.	817,642
52,931	Target Corp.	3,065,234
10,000	Tiffany & Co.	553,900
24,760	Time Warner Cable, Inc.	1,866,904
76,408	Time Warner, Inc.	2,633,784
59,435	TJX Cos., Inc.	2,523,610
7,474	TripAdvisor, Inc.*	320,485
8,745	Urban Outfitters, Inc.*	244,598
6,870	VF Corp.	968,945
42,580	Viacom, Inc., Class B	2,032,343
141,259	Walt Disney Co. (The)	6,456,949
388	Washington Post Co. (The), Class B	135,342
6,038	Whirlpool Corp.	373,631
11,494	Wyndham Worldwide Corp.	572,401
6,261	Wynn Resorts Ltd.	645,133
36,267	Yum! Brands, Inc.	2,551,746
		105,130,062
	Consumer Staples — 8.4%

161,220	Altria Group, Inc.	5,189,672
52,144	Archer-Daniels-Midland Co.	1,662,351
33,968	Avon Products, Inc.	562,170
12,358	Beam, Inc.	748,400
7,817	Brown-Forman Corp., Class B	681,486
14,074	Campbell Soup Co.	446,146
10,226	Clorox Co. (The)	703,549
178,385	Coca-Cola Co. (The)	13,330,711
23,663	Coca-Cola Enterprises, Inc.	647,420
37,791	Colgate-Palmolive Co.	3,714,855
32,531	ConAgra Foods, Inc.	818,155
13,469	Constellation Brands, Inc., Class A*	259,817
34,277	Costco Wholesale Corp.	2,961,190
102,633	CVS Caremark Corp.	4,612,327
14,530	Dean Foods Co.*	227,249
16,714	Dr. Pepper Snapple Group, Inc.	689,620
17,714	Estee Lauder Cos., Inc. (The), Class A	959,213
50,798	General Mills, Inc.	1,944,547
25,221	H. J. Heinz Co.	1,338,731
12,094	Hershey Co. (The)	808,605
10,830	Hormel Foods Corp.	323,925
8,949	J.M. Smucker Co. (The)	685,135
19,433	Kellogg Co.	947,942
31,034	Kimberly-Clark Corp.	2,462,548
139,357	Kraft Foods, Inc., Class A	5,333,192
45,288	Kroger Co. (The)	996,789
10,405	Lorillard, Inc.	1,286,058
10,482	McCormick & Co., Inc. (Non-Voting)	590,766
16,044	Mead Johnson Nutrition Co.	1,295,393
12,380	Molson Coors Brewing Co., Class B	476,011
123,778	PepsiCo, Inc.	8,398,337

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
135,695	Philip Morris International, Inc.	$11,467,584
217,084	Procter & Gamble Co. (The)	13,522,162
26,333	Reynolds American, Inc.	1,101,773
20,793	Safeway, Inc.	395,483
46,628	Sara Lee Corp.	974,525
46,059	Sysco Corp.	1,285,507
22,962	Tyson Foods, Inc., Class A	444,774
68,835	Walgreen Co.	2,100,844
137,648	Wal-Mart Stores, Inc.	9,059,991
12,803	Whole Foods Market, Inc.	1,134,474
		106,589,427
	Energy — 7.8%

17,342	Alpha Natural Resources, Inc.*	181,744
39,298	Anadarko Petroleum Corp.	2,397,178
30,290	Apache Corp.	2,465,000
34,488	Baker Hughes, Inc.	1,439,184
16,532	Cabot Oil & Gas Corp.	537,951
19,399	Cameron International Corp.*	886,340
52,207	Chesapeake Energy Corp.	882,298
155,801	Chevron Corp.	15,316,796
100,856	ConocoPhillips	5,260,649
17,903	CONSOL Energy, Inc.	502,716
30,740	Denbury Resources, Inc.*	464,789
31,856	Devon Energy Corp.	1,896,069
5,493	Diamond Offshore Drilling, Inc.	319,583
21,197	EOG Resources, Inc.	2,104,862
11,771	EQT Corp.	545,939
371,449	Exxon Mobil Corp.	29,207,035
18,829	FMC Technologies, Inc.*	757,679
72,733	Halliburton Co.	2,186,354
8,475	Helmerich & Payne, Inc.	383,918
23,846	Hess Corp.	1,042,070
34,899	Kinder Morgan, Inc.	1,193,197
55,467	Marathon Oil Corp.	1,381,683
27,411	Marathon Petroleum Corp.	988,715
15,290	Murphy Oil Corp.	712,820
22,765	Nabors Industries Ltd.*	308,466
33,418	National Oilwell Varco, Inc.	2,230,652
10,441	Newfield Exploration Co.*	312,812
19,874	Noble Corp.*	621,460
13,941	Noble Energy, Inc.	1,177,457
63,918	Occidental Petroleum Corp.	5,066,780
21,447	Peabody Energy Corp.	501,002
50,423	Phillips 66*	1,514,203
9,712	Pioneer Natural Resources Co.	939,150
14,005	QEP Resources, Inc.	368,612
12,437	Range Resources Corp.	714,381
9,735	Rowan Cos. plc*	292,050
105,100	Schlumberger Ltd.	6,647,575
27,498	Southwestern Energy Co.*	770,769
51,309	Spectra Energy Corp.	1,473,081
8,428	Sunoco, Inc.	391,481
10,954	Tesoro Corp.*	242,302
43,762	Valero Energy Corp.	923,378
49,309	Williams Cos., Inc. (The)	1,505,404
15,646	WPX Energy, Inc.*	229,527
		99,285,111
	Financials — 10.4%

26,569	ACE Ltd.	1,921,736
36,806	Aflac, Inc.	1,475,184
39,288	Allstate Corp. (The)	1,333,435
79,977	American Express Co.	4,465,116
50,375	American International Group, Inc.*	1,469,942
31,037	American Tower Corp. (REIT)	2,013,681
17,479	Ameriprise Financial, Inc.	837,594
25,621	Aon plc	1,191,376
9,631	Apartment Investment & Management Co., Class A (REIT)	260,711
6,879	Assurant, Inc.	229,621
7,520	AvalonBay Communities, Inc. (REIT)	1,050,920
845,825	Bank of America Corp.	6,216,814
94,947	Bank of New York Mellon Corp. (The)	1,933,121
54,942	BB&T Corp.	1,660,347
138,570	Berkshire Hathaway, Inc., Class B*	10,996,915
10,077	BlackRock, Inc.	1,721,152
11,683	Boston Properties, Inc. (REIT)	1,202,531
43,601	Capital One Financial Corp.	2,239,783
25,842	CBRE Group, Inc., Class A*	425,101
85,166	Charles Schwab Corp. (The)	1,061,168
21,373	Chubb Corp. (The)	1,540,352
12,801	Cincinnati Financial Corp.	461,860
230,803	Citigroup, Inc.	6,118,588
5,250	CME Group, Inc.	1,352,242
15,567	Comerica, Inc.	473,548
41,765	Discover Financial Services	1,382,839
19,998	E*TRADE Financial Corp.*	169,783
23,657	Equity Residential (REIT)	1,445,443
7,292	Federated Investors, Inc., Class B	146,496
72,488	Fifth Third Bancorp	967,715
20,205	First Horizon National Corp.	171,338
11,226	Franklin Resources, Inc.	1,198,825
38,727	Genworth Financial, Inc., Class A*	202,929
38,995	Goldman Sachs Group, Inc. (The)	3,731,821
34,701	Hartford Financial Services Group, Inc.	583,671
32,289	HCP, Inc. (REIT)	1,318,683
16,570	Health Care REIT, Inc. (REIT)	919,138
55,756	Host Hotels & Resorts, Inc. (REIT)	850,837
41,583	Hudson City Bancorp, Inc.	257,815
68,121	Huntington Bancshares, Inc./OH	445,511
5,721	IntercontinentalExchange, Inc.*	700,536
35,171	Invesco Ltd.	764,969
300,840	JPMorgan Chase & Co.	9,972,846
75,102	KeyCorp	563,265
32,085	Kimco Realty Corp. (REIT)	575,926
9,797	Legg Mason, Inc.	249,334
15,616	Leucadia National Corp.	317,317
22,951	Lincoln National Corp.	474,397
24,080	Loews Corp.	936,471
9,960	M&T Bank Corp.	809,947
42,822	Marsh & McLennan Cos., Inc.	1,369,448
83,576	MetLife, Inc.	2,441,255
15,474	Moody’s Corp.	566,194
120,067	Morgan Stanley	1,604,095
9,824	NASDAQ OMX Group, Inc. (The)*	214,949
19,012	Northern Trust Corp.	820,938
20,358	NYSE Euronext	494,903

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
28,307	People’s United Financial, Inc.	$329,210
12,700	Plum Creek Timber Co., Inc. (REIT)	463,550
41,583	PNC Financial Services Group, Inc.	2,554,028
23,764	Principal Financial Group, Inc.	583,644
48,177	Progressive Corp. (The)	1,046,886
36,180	Prologis, Inc. (REIT)	1,157,036
37,036	Prudential Financial, Inc.	1,720,322
11,208	Public Storage (REIT)	1,495,932
111,372	Regions Financial Corp.	700,530
24,132	Simon Property Group, Inc. (REIT)	3,559,953
40,140	SLM Corp.	560,756
38,437	State Street Corp.	1,583,989
41,963	SunTrust Banks, Inc.	961,792
19,974	T. Rowe Price Group, Inc.	1,150,303
7,879	Torchmark Corp.	367,634
30,962	Travelers Cos., Inc. (The)	1,934,815
150,596	U.S. Bancorp	4,685,042
22,898	Unum Group	456,815
22,783	Ventas, Inc. (REIT)	1,340,096
14,577	Vornado Realty Trust (REIT)	1,194,148
415,582	Wells Fargo & Co.	13,319,403
42,291	Weyerhaeuser Co. (REIT)	842,014
24,857	XL Group plc	507,580
14,524	Zions Bancorp.	276,392
		133,114,342
	Health Care — 8.7%

123,923	Abbott Laboratories	7,657,202
27,633	Aetna, Inc.	1,129,913
27,412	Agilent Technologies, Inc.	1,114,572
14,647	Alexion Pharmaceuticals, Inc.*	1,326,579
24,001	Allergan, Inc.	2,166,090
20,325	AmerisourceBergen Corp.	751,822
62,390	Amgen, Inc.	4,337,353
44,166	Baxter International, Inc.	2,235,683
16,558	Becton, Dickinson and Co.	1,210,886
18,804	Biogen Idec, Inc.*	2,458,623
114,374	Boston Scientific Corp.*	656,507
133,045	Bristol-Myers Squibb Co.	4,435,720
6,624	C.R. Bard, Inc.	643,787
27,234	Cardinal Health, Inc.	1,126,943
17,706	CareFusion Corp.*	429,193
34,575	Celgene Corp.*	2,359,744
11,493	Cerner Corp.*	895,994
22,581	Cigna Corp.	991,532
11,132	Coventry Health Care, Inc.	338,413
38,104	Covidien plc	1,973,025
7,368	DaVita, Inc.*	598,650
11,194	DENTSPLY International, Inc.	414,178
9,052	Edwards Lifesciences Corp.*	772,769
80,476	Eli Lilly & Co.	3,295,492
62,975	Express Scripts Holding Co.*	3,286,665
20,927	Forest Laboratories, Inc.*	732,445
59,675	Gilead Sciences, Inc.*	2,980,766
12,976	Hospira, Inc.*	405,630
12,927	Humana, Inc.	987,493
3,110	Intuitive Surgical, Inc.*	1,626,841
216,348	Johnson & Johnson	13,506,606
7,665	Laboratory Corp. of America Holdings*	638,341
14,058	Life Technologies Corp.*	575,113
19,394	McKesson Corp.	1,692,708
82,002	Medtronic, Inc.	3,020,954
239,909	Merck & Co., Inc.	9,015,780
33,642	Mylan, Inc.*	729,022
6,883	Patterson Cos., Inc.	228,791
8,956	PerkinElmer, Inc.	238,230
7,340	Perrigo Co.	762,553
594,103	Pfizer, Inc.	12,993,033
12,473	Quest Diagnostics, Inc.	709,714
25,262	St. Jude Medical, Inc.	970,566
25,530	Stryker Corp.	1,313,518
32,323	Tenet Healthcare Corp.*	152,241
28,831	Thermo Fisher Scientific, Inc.	1,455,389
82,362	UnitedHealth Group, Inc.	4,593,329
8,915	Varian Medical Systems, Inc.*	522,954
7,020	Waters Corp.*	560,056
10,020	Watson Pharmaceuticals, Inc.*	714,326
26,375	WellPoint, Inc.	1,777,411
14,047	Zimmer Holdings, Inc.	851,950
		110,363,095
	Industrials — 7.7%

54,727	3M Co.	4,619,506
1	ACCO Brands Corp.*	13
8,375	Avery Dennison Corp.	243,796
58,778	Boeing Co. (The)	4,091,537
12,876	C.H. Robinson Worldwide, Inc.	750,156
51,022	Caterpillar, Inc.	4,470,548
8,691	Cintas Corp.	320,698
12,470	Cooper Industries plc	879,135
82,929	CSX Corp.	1,732,387
15,128	Cummins, Inc.	1,466,660
45,076	Danaher Corp.	2,342,600
31,656	Deere & Co.	2,338,429
14,483	Dover Corp.	819,158
3,757	Dun & Bradstreet Corp. (The)	253,860
26,372	Eaton Corp.	1,125,030
57,885	Emerson Electric Co.	2,707,281
9,459	Equifax, Inc.	427,263
16,714	Expeditors International of Washington, Inc.	639,311
23,276	Fastenal Co.	1,029,497
24,789	FedEx Corp.	2,209,691
4,304	Flowserve Corp.	442,365
13,321	Fluor Corp.	624,488
28,116	General Dynamics Corp.	1,799,705
833,915	General Electric Co.	15,919,437
9,931	Goodrich Corp.	1,249,022
61,104	Honeywell International, Inc.	3,401,049
38,136	Illinois Tool Works, Inc.	2,141,336
23,429	Ingersoll-Rand plc	967,852
13,477	Iron Mountain, Inc.	382,073
10,146	Jacobs Engineering Group, Inc.*	360,386
8,328	Joy Global, Inc.	465,202
7,806	L-3 Communications Holdings, Inc.	532,291
20,996	Lockheed Martin Corp.	1,738,469
28,151	Masco Corp.	356,673
26,010	Norfolk Southern Corp.	1,704,175
19,922	Northrop Grumman Corp.	1,170,418
28,120	PACCAR, Inc.	1,056,468
9,088	Pall Corp.	505,838
11,896	Parker Hannifin Corp.	972,379
15,758	Pitney Bowes, Inc.	214,939
11,445	Precision Castparts Corp.	1,902,273
16,652	Quanta Services, Inc.*	376,002
14,074	R.R. Donnelley & Sons Co.	151,436

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
26,773	Raytheon Co.	$1,347,217
24,795	Republic Services, Inc.	653,596
11,206	Robert Half International, Inc.	318,475
11,216	Rockwell Automation, Inc.	813,272
11,709	Rockwell Collins, Inc.	589,782
7,620	Roper Industries, Inc.	771,296
4,050	Ryder System, Inc.	175,001
4,597	Snap-on, Inc.	278,164
60,929	Southwest Airlines Co.	550,189
13,366	Stanley Black & Decker, Inc.	885,498
6,660	Stericycle, Inc.*	581,152
22,060	Textron, Inc.	521,278
36,321	Tyco International Ltd.	1,930,824
37,842	Union Pacific Corp.	4,215,599
75,557	United Parcel Service, Inc., Class B	5,662,242
71,733	United Technologies Corp.	5,316,133
4,800	W.W. Grainger, Inc.	929,520
36,374	Waste Management, Inc.	1,179,973
14,566	Xylem, Inc.	368,957
		97,989,000
	Information Technology — 14.5%

50,998	Accenture plc, Class A	2,911,986
38,908	Adobe Systems, Inc.*	1,208,093
46,235	Advanced Micro Devices, Inc.*	281,109
14,019	Akamai Technologies, Inc.*	411,317
25,398	Altera Corp.	848,547
12,875	Amphenol Corp., Class A	684,821
23,489	Analog Devices, Inc.	854,295
73,466	Apple, Inc.*	42,443,512
101,742	Applied Materials, Inc.	1,050,995
17,808	Autodesk, Inc.*	570,212
38,654	Automatic Data Processing, Inc.	2,015,806
12,940	BMC Software, Inc.*	547,621
38,649	Broadcom Corp., Class A*	1,250,295
28,713	CA, Inc.	714,092
424,476	Cisco Systems, Inc.	6,931,693
14,613	Citrix Systems, Inc.*	1,067,918
23,904	Cognizant Technology Solutions Corp., Class A*	1,392,408
12,216	Computer Sciences Corp.	325,434
119,937	Corning, Inc.	1,557,982
120,339	Dell, Inc.*	1,483,780
90,261	eBay, Inc.*	3,537,329
26,111	Electronic Arts, Inc.*	355,632
161,798	EMC Corp.*	3,858,882
6,240	F5 Networks, Inc.*	645,715
18,488	Fidelity National Information Services, Inc.	606,037
4,627	First Solar, Inc.*	58,115
10,923	Fiserv, Inc.*	736,538
12,144	FLIR Systems, Inc.	259,032
19,983	Google, Inc., Class A*	11,607,325
8,986	Harris Corp.	357,463
155,762	Hewlett-Packard Co.	3,532,682
393,719	Intel Corp.	10,173,699
91,321	International Business Machines Corp.	17,615,821
23,257	Intuit, Inc.	1,307,741
14,541	Jabil Circuit, Inc.	278,169
18,099	JDS Uniphase Corp.*	183,705
41,490	Juniper Networks, Inc.*	713,628
13,141	KLA-Tencor Corp.	602,252
5,579	Lexmark International, Inc., Class A	139,531
18,052	Linear Technology Corp.	523,869
44,686	LSI Corp.*	297,162
8,365	Mastercard, Inc., Class A	3,400,456
15,137	Microchip Technology, Inc.	469,550
77,838	Micron Technology, Inc.*	454,574
588,532	Microsoft Corp.	17,179,249
10,831	Molex, Inc.	249,871
23,181	Motorola Solutions, Inc.	1,114,543
28,603	NetApp, Inc.*	851,225
5,564	Novellus Systems, Inc.*	232,742
48,130	NVIDIA Corp.*	598,256
308,956	Oracle Corp.	8,178,065
25,434	Paychex, Inc.	762,257
133,305	QUALCOMM, Inc.	7,639,710
15,236	Red Hat, Inc.*	782,826
21,789	SAIC, Inc.	242,076
10,716	Salesforce.com, Inc.*	1,485,452
19,105	SanDisk Corp.*	624,734
57,475	Symantec Corp.*	852,929
33,582	TE Connectivity Ltd.	1,055,146
13,175	Teradata Corp.*	875,874
14,683	Teradyne, Inc.*	212,169
90,233	Texas Instruments, Inc.	2,569,836
12,653	Total System Services, Inc.	294,435
12,581	VeriSign, Inc.*	480,972
39,207	Visa, Inc., Class A	4,516,646
18,432	Western Digital Corp.*	578,581
48,877	Western Union Co. (The)	801,583
104,972	Xerox Corp.	757,898
20,654	Xilinx, Inc.	660,308
95,649	Yahoo!, Inc.*	1,457,691
		185,321,897
	Materials — 2.5%

16,594	Air Products & Chemicals, Inc.	1,311,590
5,420	Airgas, Inc.	470,510
84,035	Alcoa, Inc.	718,499
8,419	Allegheny Technologies, Inc.	270,418
12,314	Ball Corp.	492,191
8,109	Bemis Co., Inc.	246,189
5,164	CF Industries Holdings, Inc.	882,837
11,192	Cliffs Natural Resources, Inc.	534,754
93,415	Dow Chemical Co. (The)	2,901,470
73,458	E.I. du Pont de Nemours & Co.	3,545,083
10,784	Eastman Chemical Co.	502,103
22,946	Ecolab, Inc.	1,450,417
11,002	FMC Corp.	560,772
74,705	Freeport-McMoRan Copper & Gold, Inc.	2,393,548
6,377	International Flavors & Fragrances, Inc.	359,535
34,453	International Paper Co.	1,006,028
13,467	MeadWestvaco Corp.	370,342
42,205	Monsanto Co.	3,258,226
23,486	Mosaic Co. (The)	1,119,812
39,011	Newmont Mining Corp.	1,839,759
24,983	Nucor Corp.	893,392
12,938	Owens-Illinois, Inc.*	252,809
11,974	PPG Industries, Inc.	1,238,591
23,523	Praxair, Inc.	2,499,083
15,137	Sealed Air Corp.	236,894
6,826	Sherwin-Williams Co. (The)	884,923
9,509	Sigma-Aldrich Corp.	659,639
6,493	Titanium Metals Corp.	74,540

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11,356	United States Steel Corp.	$230,527
10,186	Vulcan Materials Co.	352,945
		31,557,426
	Telecommunication Services — 2.3%

467,250	AT&T, Inc.	15,965,933
48,840	CenturyLink, Inc.	1,915,505
19,727	Crown Castle International Corp.*	1,077,094
78,431	Frontier Communications Corp.	293,332
23,137	MetroPCS Communications, Inc.*	148,077
236,223	Sprint Nextel Corp.*	607,093
223,460	Verizon Communications, Inc.	9,304,874
46,217	Windstream Corp.	432,591
		29,744,499
	Utilities — 2.7%

50,722	AES Corp. (The)*	613,229
9,225	AGL Resources, Inc.	345,753
19,122	Ameren Corp.	617,832
38,110	American Electric Power Co., Inc.	1,467,616
33,575	CenterPoint Energy, Inc.	679,222
20,261	CMS Energy Corp.	472,081
23,082	Consolidated Edison, Inc.	1,393,230
44,939	Dominion Resources, Inc.	2,339,524
13,355	DTE Energy Co.	758,965
105,284	Duke Energy Corp.	2,314,142
25,690	Edison International	1,155,022
13,904	Entergy Corp.	897,225
67,094	Exelon Corp.	2,481,136
32,973	FirstEnergy Corp.	1,542,807
6,166	Integrys Energy Group, Inc.	333,581
32,799	NextEra Energy, Inc.	2,143,087
22,227	NiSource, Inc.	557,675
24,666	Northeast Utilities	888,223
17,938	NRG Energy, Inc.*	274,810
8,196	ONEOK, Inc.	680,186
17,933	Pepco Holdings, Inc.	341,803
32,490	PG&E Corp.	1,419,813
8,601	Pinnacle West Capital Corp.	424,717
45,659	PPL Corp.	1,249,687
23,272	Progress Energy, Inc.	1,275,771
39,876	Public Service Enterprise Group, Inc.	1,243,732
9,143	SCANA Corp.	429,264
18,968	Sempra Energy	1,233,110
68,300	Southern Co. (The)	3,135,653
16,997	TECO Energy, Inc.	295,748
18,160	Wisconsin Energy Corp.	687,174
38,377	Xcel Energy, Inc.	1,075,324
		34,767,142
	Total Common Stocks (Cost $992,766,151)	933,862,001

Principal Amount
	U.S. Government & Agency Securities (a) — 3.4%
	Federal Home Loan Bank
$33,939,210	0.01%, due 06/01/12	33,939,210
	Federal Home Loan Mortgage Corp.
6,291,631	0.06%, due 06/01/12	6,291,631
	U.S. Treasury Bill
3,800,000	0.00%, due 09/27/12	3,798,593
	Total U.S. Government & Agency Securities (Cost $44,029,434)	44,029,434

	Repurchase Agreements (a)(b) — 18.1%
231,058,608	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $231,059,801	231,058,608
	Total Repurchase Agreements (Cost $231,058,608)	231,058,608

	Total Investment Securities (Cost $1,267,854,193) — 94.7%	1,208,950,043
	Other assets less liabilities — 5.3%	67,691,924
	Net Assets — 100.0%	$1,276,641,967

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $294,241,874.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,398,292
Aggregate gross unrealized depreciation	(95,761,278)
Net unrealized depreciation	$(60,362,986)
Federal income tax cost of investments	$1,269,313,029

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	1,304	06/15/12	$85,363,100	$(949,709)

Cash collateral in the amount of $6,321,253 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$1,057,960,839	$63,033,169

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	12,238,051	(526,795)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	15,003,777	(818,160)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	16,443,532	(855,590)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	70,332,505	3,698,018

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	18,453,532	(828,867)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	322,331,970	(6,137,034)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	21,297,993	(857,581)

		$56,707,160

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

Ultra Russell3000

Shares		Value
	Common Stocks (a) — 18.1%
	Consumer Discretionary — 2.2%

1	1-800-Flowers.com, Inc., Class A*	$3
1	A.H. Belo Corp., Class A	4
4	Aaron’s, Inc.	106
4	Abercrombie & Fitch Co., Class A	134
4	Advance Auto Parts, Inc.	292
4	Aeropostale, Inc.*	74
1	AFC Enterprises, Inc.*	21
18	Amazon.com, Inc.*	3,832
1	Ambassadors Group, Inc.	5
3	AMC Networks, Inc., Class A*	116
3	American Axle & Manufacturing Holdings, Inc.*	28
10	American Eagle Outfitters, Inc.	193
2	American Greetings Corp., Class A	28
1	American Public Education, Inc.*	28
1	Amerigon, Inc.*	12
2	Ameristar Casinos, Inc.	37
2	Ann, Inc.*	54
5	Apollo Group, Inc., Class A*	159
1	Arbitron, Inc.	33
1	Arctic Cat, Inc.*	36
1	Asbury Automotive Group, Inc.*	27
6	Ascena Retail Group, Inc.*	114
1	Ascent Capital Group, Inc., Class A*	52
5	Autoliv, Inc.	289
2	AutoNation, Inc.*	72
1	AutoZone, Inc.*	380
2	Bally Technologies, Inc.*	93
1	Barnes & Noble, Inc.*	16
5	Beazer Homes USA, Inc.*	13
2	bebe stores, inc.	13
12	Bed Bath & Beyond, Inc.*	867
5	Belo Corp., Class A	29
1	Benihana, Inc.	16
14	Best Buy Co., Inc.	262
1	Big 5 Sporting Goods Corp.	7
3	Big Lots, Inc.*	110
1	BJ’s Restaurants, Inc.*	44
1	Black Diamond, Inc.*	9
1	Blue Nile, Inc.*	32
2	Bob Evans Farms, Inc.	81
1	Body Central Corp.*	15
1	Bon-Ton Stores, Inc. (The)	5
5	BorgWarner, Inc.*	359
3	Boyd Gaming Corp.*	23
1	Bravo Brio Restaurant Group, Inc.*	16
1	Bridgepoint Education, Inc.*	20
4	Brinker International, Inc.	129
2	Brown Shoe Co., Inc.	24
4	Brunswick Corp.	88
1	Buckle, Inc. (The)	39
1	Buffalo Wild Wings, Inc.*	85
1	Build-A-Bear Workshop, Inc.*	5
2	Cabela’s, Inc.*	71
10	Cablevision Systems Corp., Class A	114
2	Caesars Entertainment Corp.*	24
3	Callaway Golf Co.	17
1	Cambium Learning Group, Inc.*	1
1	Capella Education Co.*	31
3	Career Education Corp.*	20
1	Caribou Coffee Co., Inc.*	12
11	CarMax, Inc.*	310
21	Carnival Corp.	674
1	Carrols Restaurant Group, Inc.*	6
2	Carter’s, Inc.*	108
2	Casual Male Retail Group, Inc.*	6
1	Cato Corp. (The), Class A	29
33	CBS Corp. (Non-Voting), Class B	1,053
1	CEC Entertainment, Inc.	35
2	Central European Media Enterprises Ltd., Class A*	12
6	Charming Shoppes, Inc.*	44
3	Charter Communications, Inc., Class A*	188
3	Cheesecake Factory, Inc. (The)*	97
9	Chico’s FAS, Inc.	131
1	Children’s Place Retail Stores, Inc. (The)*	46
2	Chipotle Mexican Grill, Inc.*	826
1	Choice Hotels International, Inc.	36
2	Christopher & Banks Corp.	2
1	Churchill Downs, Inc.	60
5	Cinemark Holdings, Inc.	115
1	Citi Trends, Inc.*	14
2	Clear Channel Outdoor Holdings, Inc., Class A*	13
15	Coach, Inc.	1,012
2	Coinstar, Inc.*	123
4	Coldwater Creek, Inc.*	3
3	Collective Brands, Inc.*	64
1	Columbia Sportswear Co.	48
138	Comcast Corp., Class A	3,990
1	Conn’s, Inc.*	17
3	Cooper Tire & Rubber Co.	46
1	Core-Mark Holding Co., Inc.	43
4	Corinthian Colleges, Inc.*	11
1	Cost Plus, Inc.*	22
1	Cracker Barrel Old Country Store, Inc.	61
5	Crocs, Inc.*	85
2	Crown Media Holdings, Inc., Class A*	3
2	Cumulus Media, Inc., Class A*	6
14	D.R. Horton, Inc.	232
7	Dana Holding Corp.	93
6	Darden Restaurants, Inc.	310
2	Deckers Outdoor Corp.*	111
6	Delphi Automotive plc*	174
5	Denny’s Corp.*	22
1	Destination Maternity Corp.	20
3	DeVry, Inc.	82
5	Dick’s Sporting Goods, Inc.	233
1	Digital Generation, Inc.*	10
2	Dillard’s, Inc., Class A	134
1	DineEquity, Inc.*	48
33	DIRECTV, Class A*	1,467
13	Discovery Communications, Inc., Class A*	651
10	DISH Network Corp., Class A	280
5	Dollar General Corp.*	245
6	Dollar Tree, Inc.*	619
3	Domino’s Pizza, Inc.	92
1	Dorman Products, Inc.*	48
4	DreamWorks Animation SKG, Inc., Class A*	71
1	Drew Industries, Inc.*	27
1	DSW, Inc., Class A	60
1	Dunkin’ Brands Group, Inc.	32
2	E.W. Scripps Co. (The), Class A*	18
2	Education Management Corp.*	16
1	Entercom Communications Corp., Class A*	5

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Entravision Communications Corp., Class A	$4
1	Ethan Allen Interiors, Inc.	23
4	Exide Technologies*	9
5	Expedia, Inc.	229
3	Express, Inc.*	56
6	Family Dollar Stores, Inc.	407
1	Federal-Mogul Corp.*	11
1	Fiesta Restaurant Group, Inc.*	12
5	Fifth & Pacific Co., Inc.*	60
3	Finish Line, Inc. (The), Class A	62
8	Foot Locker, Inc.	254
186	Ford Motor Co.	1,964
3	Fossil, Inc.*	219
1	Francesca’s Holdings Corp.*	23
2	Fred’s, Inc., Class A	28
1	Fuel Systems Solutions, Inc.*	15
2	Furniture Brands International, Inc.*	2
1	G-III Apparel Group Ltd.*	25
7	GameStop Corp., Class A	134
12	Gannett Co., Inc.	157
18	Gap, Inc. (The)	477
5	Garmin Ltd.	215
2	Gaylord Entertainment Co.*	76
38	General Motors Co.*	844
1	Genesco, Inc.*	67
7	Gentex Corp.	156
8	Genuine Parts Co.	504
1	Global Sources Ltd.*	5
1	GNC Holdings, Inc., Class A	39
12	Goodyear Tire & Rubber Co. (The)*	125
1	Grand Canyon Education, Inc.*	18
2	Gray Television, Inc.*	3
1	Group 1 Automotive, Inc.	52
2	Groupon, Inc.*	21
3	Guess?, Inc.	80
15	H&R Block, Inc.	229
5	Hanesbrands, Inc.*	139
12	Harley-Davidson, Inc.	578
3	Harman International Industries, Inc.	118
2	Harte-Hanks, Inc.	17
6	Hasbro, Inc.	213
1	Haverty Furniture Cos., Inc.	12
2	Helen of Troy Ltd.*	63
1	hhgregg, Inc.*	11
1	Hibbett Sports, Inc.*	56
3	Hillenbrand, Inc.	56
80	Home Depot, Inc. (The)	3,947
2	Hot Topic, Inc.	20
4	Hovnanian Enterprises, Inc., Class A*	7
2	HSN, Inc.	78
2	Hyatt Hotels Corp., Class A*	74
4	Iconix Brand Group, Inc.*	60
15	International Game Technology	215
1	International Speedway Corp., Class A	24
23	Interpublic Group of Cos., Inc. (The)	239
2	Interval Leisure Group, Inc.	33
1	iRobot Corp.*	21
1	Isle of Capri Casinos, Inc.*	5
1	ITT Educational Services, Inc.*	57
8	J.C. Penney Co., Inc.	210
2	Jack in the Box, Inc.*	52
1	JAKKS Pacific, Inc.	18
3	Jamba, Inc.*	6
4	Jarden Corp.	163
2	John Wiley & Sons, Inc., Class A	91
34	Johnson Controls, Inc.	1,025
4	Jones Group, Inc. (The)	39
1	JoS. A. Bank Clothiers, Inc.*	44
2	Journal Communications, Inc., Class A*	8
1	K12, Inc.*	22
4	KB Home	29
1	Kirkland’s, Inc.*	11
2	Knology, Inc.*	39
13	Kohl’s Corp.	596
3	Krispy Kreme Doughnuts, Inc.*	19
1	K-Swiss, Inc., Class A*	3
3	Lamar Advertising Co., Class A*	74
20	Las Vegas Sands Corp.	924
3	La-Z-Boy, Inc.*	42
2	LeapFrog Enterprises, Inc.*	21
30	Lear Corp.	1,196
7	Leggett & Platt, Inc.	146
8	Lennar Corp., Class A	218
1	Libbey, Inc.*	14
13	Liberty Global, Inc., Class A*	601
28	Liberty Interactive Corp., Class A*	469
6	Liberty Media Corp. - Liberty Capital, Class A*	509
2	Life Time Fitness, Inc.*	86
12	Limited Brands, Inc.	532
1	LIN TV Corp., Class A*	3
1	Lincoln Educational Services Corp.	6
2	Lions Gate Entertainment Corp.*	27
1	Lithia Motors, Inc., Class A	24
7	Live Nation Entertainment, Inc.*	65
7	LKQ Corp.*	255
60	Lowe’s Cos., Inc.	1,603
1	Luby’s, Inc.*	5
1	Lumber Liquidators Holdings, Inc.*	29
1	M/I Homes, Inc.*	15
1	Mac-Gray Corp.	12
21	Macy’s, Inc.	799
3	Madison Square Garden Co. (The), Class A*	112
1	Maidenform Brands, Inc.*	19
1	Marcus Corp.	13
1	Marine Products Corp.	5
1	MarineMax, Inc.*	10
13	Marriott International, Inc., Class A	503
1	Marriott Vacations Worldwide Corp.*	28
1	Martha Stewart Living Omnimedia, Class A	3
17	Mattel, Inc.	529
1	Matthews International Corp., Class A	30
3	McClatchy Co. (The), Class A*	7
52	McDonald’s Corp.	4,646
14	McGraw-Hill Cos., Inc. (The)	607
2	MDC Holdings, Inc.	57
1	MDC Partners, Inc., Class A	10
3	Men’s Wearhouse, Inc. (The)	108
2	Meredith Corp.	59
1	Meritage Homes Corp.*	30
18	MGM Resorts International*	195
3	Michael Kors Holdings Ltd.*	118
2	Modine Manufacturing Co.*	13
3	Mohawk Industries, Inc.*	204
2	Monro Muffler Brake, Inc.	68
1	Morgans Hotel Group Co.*	4
1	Morningstar, Inc.	56
1	Motorcar Parts of America, Inc.*	4

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Movado Group, Inc.	$28
1	Multimedia Games Holding Co., Inc.*	13
3	National CineMedia, Inc.	40
3	Netflix, Inc.*	190
1	New York & Co., Inc.*	4
7	New York Times Co. (The), Class A*	47
15	Newell Rubbermaid, Inc.	276
108	News Corp., Class A	2,074
1	Nexstar Broadcasting Group, Inc., Class A*	7
18	NIKE, Inc., Class B	1,947
8	Nordstrom, Inc.	379
1	Nutrisystem, Inc.	10
14	Office Depot, Inc.*	30
4	OfficeMax, Inc.*	19
14	Omnicom Group, Inc.	668
1	Orbitz Worldwide, Inc.*	4
6	O’Reilly Automotive, Inc.*	575
5	Orient-Express Hotels Ltd., Class A*	42
1	Outdoor Channel Holdings, Inc.	7
1	Overstock.com, Inc.*	7
1	Oxford Industries, Inc.	46
1	P.F. Chang’s China Bistro, Inc.	51
2	Pacific Sunwear of California, Inc.*	3
1	Pandora Media, Inc.*	11
1	Panera Bread Co., Class A*	147
1	Papa John’s International, Inc.*	47
1	Peet’s Coffee & Tea, Inc.*	60
3	Penn National Gaming, Inc.*	138
2	Penske Automotive Group, Inc.	49
3	Pep Boys-Manny Moe & Jack (The)	28
1	Perry Ellis International, Inc.*	19
1	PetMed Express, Inc.	11
6	PetSmart, Inc.	387
5	Pier 1 Imports, Inc.	82
3	Pinnacle Entertainment, Inc.*	29
3	Polaris Industries, Inc.	228
2	Pool Corp.	74
2	priceline.com, Inc.*	1,251
17	PulteGroup, Inc.*	159
3	PVH Corp.	243
6	Quiksilver, Inc.*	17
5	RadioShack Corp.	23
3	Ralph Lauren Corp.	446
1	Red Lion Hotels Corp.*	8
1	Red Robin Gourmet Burgers, Inc.*	32
4	Regal Entertainment Group, Class A	55
3	Regis Corp.	55
3	Rent-A-Center, Inc.	101
12	Ross Stores, Inc.	759
7	Royal Caribbean Cruises Ltd.	165
3	Ruby Tuesday, Inc.*	22
1	rue21, inc.*	26
2	Ruth’s Hospitality Group, Inc.*	13
2	Ryland Group, Inc. (The)	45
6	Saks, Inc.*	59
5	Sally Beauty Holdings, Inc.*	132
1	Scholastic Corp.	27
1	School Specialty, Inc.*	3
3	Scientific Games Corp., Class A*	26
4	Scripps Networks Interactive, Inc., Class A	219
2	Sealy Corp.*	3
2	Sears Holdings Corp.*	99
3	Select Comfort Corp.*	82
11	Service Corp. International	126
1	Shoe Carnival, Inc.*	21
3	Shuffle Master, Inc.*	48
2	Shutterfly, Inc.*	55
4	Signet Jewelers Ltd.	175
3	Sinclair Broadcast Group, Inc., Class A	24
197	Sirius XM Radio, Inc.*	372
2	Six Flags Entertainment Corp.	91
2	Skechers U.S.A., Inc., Class A*	34
3	Smith & Wesson Holding Corp.*	20
2	Sonic Automotive, Inc., Class A	30
3	Sonic Corp.*	26
3	Sotheby’s	92
2	Spartan Motors, Inc.	9
1	Speedway Motorsports, Inc.	16
2	Stage Stores, Inc.	34
1	Standard Motor Products, Inc.	14
5	Standard Pacific Corp.*	26
36	Staples, Inc.	473
37	Starbucks Corp.	2,031
10	Starwood Hotels & Resorts Worldwide, Inc.	529
1	Stein Mart, Inc.*	7
1	Steiner Leisure Ltd.*	46
2	Steven Madden Ltd.*	81
4	Stewart Enterprises, Inc., Class A	25
1	Stoneridge, Inc.*	7
1	Strayer Education, Inc.	90
1	Sturm Ruger & Co., Inc.	39
1	Summer Infant, Inc.*	3
1	Superior Industries International, Inc.	17
1	Systemax, Inc.*	12
3	Talbots, Inc.*	7
34	Target Corp.	1,969
3	Tempur-Pedic International, Inc.*	139
3	Tenneco, Inc.*	81
3	Tesla Motors, Inc.*	89
3	Texas Roadhouse, Inc.	55
19	Thomson Reuters Corp.	522
2	Thor Industries, Inc.	61
6	Tiffany & Co.	332
16	Time Warner Cable, Inc.	1,206
50	Time Warner, Inc.	1,723
39	TJX Cos., Inc.	1,656
7	Toll Brothers, Inc.*	191
1	Town Sports International Holdings, Inc.*	12
4	Tractor Supply Co.	365
5	TripAdvisor, Inc.*	214
1	True Religion Apparel, Inc.	29
5	TRW Automotive Holdings Corp.*	193
2	Tuesday Morning Corp.*	8
3	Tupperware Brands Corp.	162
1	U.S. Auto Parts Network, Inc.*	4
2	Ulta Salon Cosmetics & Fragrance, Inc.	179
2	Under Armour, Inc., Class A*	201
1	Unifi, Inc.*	11
1	Universal Electronics, Inc.*	13
1	Universal Technical Institute, Inc.	12
5	Urban Outfitters, Inc.*	140
2	Vail Resorts, Inc.	87
2	Valassis Communications, Inc.*	40
2	ValueVision Media, Inc., Class A*	3
1	Vera Bradley, Inc.*	22
4	VF Corp.	564

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
28	Viacom, Inc., Class B	$1,336
14	Virgin Media, Inc.	308
3	Visteon Corp.*	120
1	Vitamin Shoppe, Inc.*	50
1	VOXX International Corp.*	10
3	WABCO Holdings, Inc.*	155
89	Walt Disney Co. (The)	4,068
2	Warnaco Group, Inc. (The)*	89
1	Weight Watchers International, Inc.	57
15	Wendy’s Co. (The)	69
1	West Marine, Inc.*	10
5	Wet Seal, Inc. (The), Class A*	14
4	Whirlpool Corp.	248
5	Williams-Sonoma, Inc.	175
1	Winnebago Industries, Inc.*	9
3	WMS Industries, Inc.*	62
2	Wolverine World Wide, Inc.	85
1	World Wrestling Entertainment, Inc., Class A	8
7	Wyndham Worldwide Corp.	349
3	Wynn Resorts Ltd.	309
23	Yum! Brands, Inc.	1,618
1	Zagg, Inc.*	11
2	Zale Corp.*	5
1	Zumiez, Inc.*	37
		89,306
	Consumer Staples — 1.8%

4	Alliance One International, Inc.*	11
105	Altria Group, Inc.	3,380
1	Andersons, Inc. (The)	44
34	Archer-Daniels-Midland Co.	1,084
22	Avon Products, Inc.	364
2	B&G Foods, Inc.	48
8	Beam, Inc.	484
5	Brown-Forman Corp., Class B	436
7	Bunge Ltd.	417
1	Calavo Growers, Inc.	27
1	Cal-Maine Foods, Inc.	36
9	Campbell Soup Co.	285
2	Casey’s General Stores, Inc.	113
4	Central European Distribution Corp.*	16
2	Central Garden and Pet Co., Class A*	18
2	Chiquita Brands International, Inc.*	11
7	Church & Dwight Co., Inc.	373
7	Clorox Co. (The)	482
99	Coca-Cola Co. (The)	7,398
15	Coca-Cola Enterprises, Inc.	410
24	Colgate-Palmolive Co.	2,359
20	ConAgra Foods, Inc.	503
8	Constellation Brands, Inc., Class A*	154
4	Corn Products International, Inc.	204
22	Costco Wholesale Corp.	1,901
1	Craft Brew Alliance, Inc.*	8
64	CVS Caremark Corp.	2,876
6	Darling International, Inc.*	84
9	Dean Foods Co.*	141
1	Diamond Foods, Inc.	21
2	Dole Food Co., Inc.*	18
11	Dr. Pepper Snapple Group, Inc.	454
1	Elizabeth Arden, Inc.*	34
3	Energizer Holdings, Inc.*	219
11	Estee Lauder Cos., Inc. (The), Class A	596
1	Female Health Co. (The)	6
6	Flowers Foods, Inc.	132
2	Fresh Del Monte Produce, Inc.	47
1	Fresh Market, Inc. (The)*	58
32	General Mills, Inc.	1,225
6	Green Mountain Coffee Roasters, Inc.*	142
16	H. J. Heinz Co.	849
2	Hain Celestial Group, Inc. (The)*	111
2	Harris Teeter Supermarkets, Inc.	75
6	Herbalife Ltd.	269
8	Hershey Co. (The)	535
7	Hormel Foods Corp.	209
1	Imperial Sugar Co.	6
1	Ingles Markets, Inc., Class A	16
1	Inter Parfums, Inc.	16
1	J&J Snack Foods Corp.	55
6	J.M. Smucker Co. (The)	459
12	Kellogg Co.	585
20	Kimberly-Clark Corp.	1,587
83	Kraft Foods, Inc., Class A	3,176
29	Kroger Co. (The)	638
1	Lancaster Colony Corp.	67
7	Lorillard, Inc.	865
7	McCormick & Co., Inc. (Non-Voting)	395
10	Mead Johnson Nutrition Co.	807
1	Medifast, Inc.*	18
1	MGP Ingredients, Inc.	3
7	Molson Coors Brewing Co., Class B	269
7	Monster Beverage Corp.*	508
1	Nash Finch Co.	21
1	National Beverage Corp.*	14
1	Nature’s Sunshine Products, Inc.	15
3	Nu Skin Enterprises, Inc., Class A	129
1	Omega Protein Corp.*	7
1	Pantry, Inc. (The)*	13
79	PepsiCo, Inc.	5,360
89	Philip Morris International, Inc.	7,521
3	Pilgrim’s Pride Corp.*	25
1	Post Holdings, Inc.*	30
3	Prestige Brands Holdings, Inc.*	41
1	Pricesmart, Inc.	68
1	Primo Water Corp.*	1
140	Procter & Gamble Co. (The)	8,721
3	Ralcorp Holdings, Inc.*	191
1	Revlon, Inc., Class A*	15
17	Reynolds American, Inc.	711
29	Rite Aid Corp.*	38
1	Roundy’s, Inc.	11
12	Safeway, Inc.	228
1	Sanderson Farms, Inc.	55
29	Sara Lee Corp.	606
1	Schiff Nutrition International, Inc.*	17
3	Smart Balance, Inc.*	18
8	Smithfield Foods, Inc.*	157
2	Snyder’s-Lance, Inc.	52
1	Spartan Stores, Inc.	17
1	Spectrum Brands Holdings, Inc.*	35
5	Star Scientific, Inc.*	19
11	SUPERVALU, Inc.	50
1	Synutra International, Inc.*	5
29	Sysco Corp.	809
1	Tootsie Roll Industries, Inc.	22
2	TreeHouse Foods, Inc.*	114
15	Tyson Foods, Inc., Class A	291
2	United Natural Foods, Inc.*	101
1	Universal Corp.	45
2	Vector Group Ltd.	33
43	Walgreen Co.	1,312

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
89	Wal-Mart Stores, Inc.	$5,858
1	WD-40 Co.	47
1	Weis Markets, Inc.	44
8	Whole Foods Market, Inc.	709
		71,713
	Energy — 1.8%

4	Abraxas Petroleum Corp.*	11
1	Alon USA Energy, Inc.	8
11	Alpha Natural Resources, Inc.*	115
1	Amyris, Inc.*	3
25	Anadarko Petroleum Corp.	1,525
19	Apache Corp.	1,546
1	Approach Resources, Inc.*	28
11	Arch Coal, Inc.	70
2	ATP Oil & Gas Corp.*	11
3	Atwood Oceanics, Inc.*	115
22	Baker Hughes, Inc.	918
1	Basic Energy Services, Inc.*	11
3	Berry Petroleum Co., Class A	117
2	Bill Barrett Corp.*	39
5	BPZ Resources, Inc.*	15
2	Bristow Group, Inc.	80
1	C&J Energy Services, Inc.*	18
10	Cabot Oil & Gas Corp.	325
5	Cal Dive International, Inc.*	13
2	Callon Petroleum Co.*	9
3	CAMAC Energy, Inc.*	2
12	Cameron International Corp.*	548
1	CARBO Ceramics, Inc.	81
2	Carrizo Oil & Gas, Inc.*	44
8	Cheniere Energy, Inc.*	112
33	Chesapeake Energy Corp.	558
100	Chevron Corp.	9,831
4	Cimarex Energy Co.	213
2	Clean Energy Fuels Corp.*	27
3	Cloud Peak Energy, Inc.*	46
6	Cobalt International Energy, Inc.*	136
2	Comstock Resources, Inc.*	30
5	Concho Resources, Inc.*	439
66	ConocoPhillips	3,443
11	CONSOL Energy, Inc.	309
1	Contango Oil & Gas Co.*	53
2	Continental Resources, Inc.*	146
2	Core Laboratories N.V.	256
1	Crimson Exploration, Inc.*	4
2	Crosstex Energy, Inc.	27
1	CVR Energy, Inc.*	25
1	Delek U.S. Holdings, Inc.	16
20	Denbury Resources, Inc.*	302
21	Devon Energy Corp.	1,250
3	DHT Holdings, Inc.	2
3	Diamond Offshore Drilling, Inc.	175
4	Dresser-Rand Group, Inc.*	176
2	Dril-Quip, Inc.*	121
2	Endeavour International Corp.*	20
4	Energen Corp.	177
1	Energy Partners Ltd.*	16
4	Energy XXI Bermuda Ltd.	124
13	EOG Resources, Inc.	1,291
7	EQT Corp.	325
1	Evolution Petroleum Corp.*	8
7	EXCO Resources, Inc.	50
3	Exterran Holdings, Inc.*	35
234	Exxon Mobil Corp.	18,399
12	FMC Technologies, Inc.*	483
6	Forest Oil Corp.*	50
3	Frontline Ltd.	14
3	FX Energy, Inc.*	15
3	Gastar Exploration Ltd.*	5
1	Geokinetics, Inc.*	—
1	GeoResources, Inc.*	36
1	Global Geophysical Services, Inc.*	7
3	GMX Resources, Inc.*	3
2	Golar LNG Ltd.	70
1	Goodrich Petroleum Corp.*	15
1	Green Plains Renewable Energy, Inc.*	7
1	Gulf Island Fabrication, Inc.	25
1	GulfMark Offshore, Inc., Class A*	36
2	Gulfport Energy Corp.*	37
46	Halliburton Co.	1,383
2	Harvest Natural Resources, Inc.*	11
6	Heckmann Corp.*	20
5	Helix Energy Solutions Group, Inc.*	86
5	Helmerich & Payne, Inc.	226
7	Hercules Offshore, Inc.*	23
15	Hess Corp.	655
10	HollyFrontier Corp.	295
2	Hornbeck Offshore Services, Inc.*	67
1	Houston American Energy Corp.*	2
8	Hyperdynamics Corp.*	6
7	ION Geophysical Corp.*	42
2	James River Coal Co.*	5
6	Key Energy Services, Inc.*	59
25	Kinder Morgan, Inc.	855
1	KiOR, Inc., Class A*	9
1	Knightsbridge Tankers Ltd.	9
13	Kodiak Oil & Gas Corp.*	105
2	Kosmos Energy Ltd.*	21
1	L&L Energy, Inc.*	1
1	Laredo Petroleum Holdings, Inc.*	21
2	Lufkin Industries, Inc.	115
7	Magnum Hunter Resources Corp.*	28
36	Marathon Oil Corp.	897
18	Marathon Petroleum Corp.	649
1	Matador Resources Co.*	10
1	Matrix Service Co.*	10
12	McDermott International, Inc.*	122
5	McMoRan Exploration Co.*	49
2	Miller Energy Resources, Inc.*	8
1	Mitcham Industries, Inc.*	19
10	Murphy Oil Corp.	466
14	Nabors Industries Ltd.*	190
21	National Oilwell Varco, Inc.	1,402
1	Natural Gas Services Group, Inc.*	14
7	Newfield Exploration Co.*	210
5	Newpark Resources, Inc.*	29
9	Noble Energy, Inc.	760
3	Nordic American Tankers Ltd.	38
3	Northern Oil and Gas, Inc.*	54
3	Oasis Petroleum, Inc.*	77
41	Occidental Petroleum Corp.	3,250
5	Oceaneering International, Inc.	231
3	Oil States International, Inc.*	200
1	Overseas Shipholding Group, Inc.	11
6	Parker Drilling Co.*	29
5	Patriot Coal Corp.*	12
8	Patterson-UTI Energy, Inc.	121
14	Peabody Energy Corp.	327
2	Penn Virginia Corp.	11
1	Petroleum Development Corp.*	25
3	Petroquest Energy, Inc.*	15

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	PHI, Inc. (Non-Voting)*	$24
31	Phillips 66*	931
3	Pioneer Drilling Co.*	22
6	Pioneer Natural Resources Co.	580
6	Plains Exploration & Production Co.*	215
9	QEP Resources, Inc.	237
6	Quicksilver Resources, Inc.*	27
8	Range Resources Corp.	460
11	Rentech, Inc.*	21
2	Resolute Energy Corp.*	18
2	Rex Energy Corp.*	20
3	Rosetta Resources, Inc.*	116
6	Rowan Cos. plc*	180
3	RPC, Inc.	31
20	SandRidge Energy, Inc.*	127
68	Schlumberger Ltd.	4,301
2	Scorpio Tankers, Inc.*	11
1	SEACOR Holdings, Inc.*	86
2	SemGroup Corp., Class A*	60
2	Ship Finance International Ltd.	31
3	SM Energy Co.	162
1	Solazyme, Inc.*	11
17	Southwestern Energy Co.*	477
32	Spectra Energy Corp.	919
2	Stone Energy Corp.*	47
5	Sunoco, Inc.	232
8	Superior Energy Services, Inc.*	173
2	Swift Energy Co.*	40
4	Syntroleum Corp.*	3
1	Targa Resources Corp.	44
2	Teekay Corp.	54
3	Teekay Tankers Ltd., Class A	12
2	Tesco Corp.*	24
7	Tesoro Corp.*	155
4	TETRA Technologies, Inc.*	26
3	Tidewater, Inc.	135
2	Triangle Petroleum Corp.*	10
1	U.S. Energy Corp.*	2
8	Ultra Petroleum Corp.*	148
1	Union Drilling, Inc.*	5
2	Unit Corp.*	80
3	Uranerz Energy Corp.*	4
4	Uranium Energy Corp.*	9
5	Uranium Resources, Inc.*	3
5	Ur-Energy, Inc.*	4
6	USEC, Inc.*	4
3	Vaalco Energy, Inc.*	26
29	Valero Energy Corp.	612
9	Vantage Drilling Co.*	14
1	Venoco, Inc.*	9
2	Voyager Oil & Gas, Inc.*	4
2	W&T Offshore, Inc.	31
4	Warren Resources, Inc.*	9
3	Western Refining, Inc.	58
1	Westmoreland Coal Co.*	7
6	Whiting Petroleum Corp.*	259
2	Willbros Group, Inc.*	11
31	Williams Cos., Inc. (The)	946
4	World Fuel Services Corp.	150
10	WPX Energy, Inc.*	147
2	Zion Oil & Gas, Inc.*	4
		70,445
	Financials — 2.8%

1	1st Source Corp.	21
2	1st United Bancorp, Inc./FL*	12
2	Acadia Realty Trust (REIT)	45
17	ACE Ltd.	1,230
3	Affiliated Managers Group, Inc.*	309
23	Aflac, Inc.	922
1	Agree Realty Corp. (REIT)	21
3	Alexandria Real Estate Equities, Inc. (REIT)	205
1	Alleghany Corp.*	329
2	Allied World Assurance Co. Holdings AG	154
25	Allstate Corp. (The)	849
4	Alterra Capital Holdings Ltd.	89
2	American Assets Trust, Inc. (REIT)	45
4	American Campus Communities, Inc. (REIT)	176
15	American Capital Agency Corp. (REIT)	490
16	American Capital Ltd.*	148
1	American Capital Mortgage Investment Corp. (REIT)	24
3	American Equity Investment Life Holding Co.	32
53	American Express Co.	2,959
4	American Financial Group, Inc./OH	156
22	American International Group, Inc.*	642
1	American Safety Insurance Holdings Ltd.*	18
20	American Tower Corp. (REIT)	1,298
11	Ameriprise Financial, Inc.	527
1	Ameris Bancorp*	11
1	AMERISAFE, Inc.*	27
1	AmTrust Financial Services, Inc.	29
48	Annaly Capital Management, Inc. (REIT)	798
7	Anworth Mortgage Asset Corp. (REIT)	47
17	Aon plc	791
7	Apartment Investment & Management Co., Class A (REIT)	189
1	Apollo Commercial Real Estate Finance, Inc. (REIT)	16
10	Apollo Investment Corp.	74
1	Apollo Residential Mortgage, Inc.	19
7	Arch Capital Group Ltd.*	268
11	Ares Capital Corp.	166
1	Argo Group International Holdings Ltd.	28
9	ARMOUR Residential REIT, Inc. (REIT)	63
1	Arrow Financial Corp.	24
6	Arthur J. Gallagher & Co.	208
2	Artio Global Investors, Inc.	6
3	Ashford Hospitality Trust, Inc. (REIT)	26
4	Aspen Insurance Holdings Ltd.	113
9	Associated Banc-Corp	114
2	Associated Estates Realty Corp. (REIT)	32
4	Assurant, Inc.	134
9	Assured Guaranty Ltd.	107
4	Astoria Financial Corp.	36
5	AvalonBay Communities, Inc. (REIT)	699
6	Axis Capital Holdings Ltd.	197
1	Banco Latinoamericano de Comercio Exterior S.A., Class E	19
1	Bancorp, Inc. (The)/DE*	9
5	BancorpSouth, Inc.	67

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Bank Mutual Corp.	$7
536	Bank of America Corp.	3,940
2	Bank of Hawaii Corp.	93
62	Bank of New York Mellon Corp. (The)	1,262
1	Bank of the Ozarks, Inc.	29
1	BankFinancial Corp.	7
2	BankUnited, Inc.	47
1	Banner Corp.	19
35	BB&T Corp.	1,058
4	BBCN Bancorp, Inc.*	43
2	Beneficial Mutual Bancorp, Inc.*	17
87	Berkshire Hathaway, Inc., Class B*	6,904
1	Berkshire Hills Bancorp, Inc.	22
4	BGC Partners, Inc., Class A	24
8	BioMed Realty Trust, Inc. (REIT)	144
4	BlackRock Kelso Capital Corp.	38
4	BlackRock, Inc.	683
1	BOK Financial Corp.	56
4	Boston Private Financial Holdings, Inc.	36
7	Boston Properties, Inc. (REIT)	721
7	Brandywine Realty Trust (REIT)	79
4	BRE Properties, Inc. (REIT)	197
3	Brookline Bancorp, Inc.	26
6	Brown & Brown, Inc.	154
1	Bryn Mawr Bank Corp.	20
1	Calamos Asset Management, Inc., Class A	11
4	Camden Property Trust (REIT)	260
2	Campus Crest Communities, Inc. (REIT)	22
1	Cape Bancorp, Inc.*	8
1	Capital Bank Corp.*	2
1	Capital City Bank Group, Inc.	7
25	Capital One Financial Corp.	1,284
12	CapitalSource, Inc.	76
8	Capitol Federal Financial, Inc.	93
3	CapLease, Inc. (REIT)	12
5	Capstead Mortgage Corp. (REIT)	69
1	Cardinal Financial Corp.	11
1	Cash America International, Inc.	44
4	Cathay General Bancorp	66
7	CBL & Associates Properties, Inc. (REIT)	122
3	CBOE Holdings, Inc.	76
15	CBRE Group, Inc., Class A*	247
3	Cedar Realty Trust, Inc. (REIT)	14
1	Center Bancorp, Inc.	10
2	CenterState Banks, Inc.	14
1	Central Pacific Financial Corp.*	13
52	Charles Schwab Corp. (The)	648
1	Chatham Lodging Trust (REIT)	13
1	Chemical Financial Corp.	20
2	Chesapeake Lodging Trust (REIT)	36
51	Chimera Investment Corp. (REIT)	143
14	Chubb Corp. (The)	1,009
1	CIFC Corp.*	7
7	Cincinnati Financial Corp.	253
10	CIT Group, Inc.*	342
145	Citigroup, Inc.	3,844
1	Citizens & Northern Corp.	17
2	Citizens, Inc./TX*	16
1	City Holding Co.	32
2	City National Corp./CA	99
3	CME Group, Inc.	773
1	CNA Financial Corp.	28
1	CNB Financial Corp./PA	15
11	CNO Financial Group, Inc.*	75
2	CoBiz Financial, Inc.	12
1	Cohen & Steers, Inc.	32
4	Colonial Properties Trust (REIT)	85
2	Colony Financial, Inc. (REIT)	34
2	Columbia Banking System, Inc.	36
10	Comerica, Inc.	304
4	Commerce Bancshares, Inc./MO	155
4	CommonWealth REIT (REIT)	71
2	Community Bank System, Inc.	53
1	Community Trust Bancorp, Inc.	33
2	Compass Diversified Holdings	26
1	Coresite Realty Corp. (REIT)	24
4	Corporate Office Properties Trust (REIT)	88
5	Cousins Properties, Inc. (REIT)	36
3	Cowen Group, Inc., Class A*	8
1	Crawford & Co., Class B	4
3	CreXus Investment Corp. (REIT)	29
6	CubeSmart (REIT)	68
3	Cullen/Frost Bankers, Inc.	171
4	CVB Financial Corp.	44
6	CYS Investments, Inc. (REIT)	82
12	DCT Industrial Trust, Inc. (REIT)	70
11	DDR Corp. (REIT)	153
2	DFC Global Corp.*	33
8	DiamondRock Hospitality Co. (REIT)	80
5	Digital Realty Trust, Inc. (REIT)	354
2	Dime Community Bancshares, Inc.	26
27	Discover Financial Services	894
6	Doral Financial Corp.*	9
7	Douglas Emmett, Inc. (REIT)	150
2	Duff & Phelps Corp., Class A	28
13	Duke Realty Corp. (REIT)	180
3	DuPont Fabros Technology, Inc. (REIT)	76
3	Dynex Capital, Inc. (REIT)	28
13	E*TRADE Financial Corp.*	110
1	Eagle Bancorp, Inc.*	16
7	East West Bancorp, Inc.	157
1	EastGroup Properties, Inc. (REIT)	50
6	Eaton Vance Corp.	146
1	Edelman Financial Group, Inc.	9
5	Education Realty Trust, Inc. (REIT)	55
1	eHealth, Inc.*	16
2	Employers Holdings, Inc.	34
2	Endurance Specialty Holdings Ltd.	78
1	Enterprise Financial Services Corp.	11
2	Entertainment Properties Trust (REIT)	83
1	Epoch Holding Corp.	23
2	Equity Lifestyle Properties, Inc. (REIT)	132
3	Equity One, Inc. (REIT)	60
15	Equity Residential (REIT)	917
1	Erie Indemnity Co., Class A	72
1	ESB Financial Corp.	12
1	ESSA Bancorp, Inc.	10
2	Essex Property Trust, Inc. (REIT)	301
1	Evercore Partners, Inc., Class A	25
2	Everest Re Group Ltd.	204
2	Excel Trust, Inc. (REIT)	23
5	Extra Space Storage, Inc. (REIT)	142
2	EZCORP, Inc., Class A*	47
1	FBL Financial Group, Inc., Class A	26

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	FBR & Co.*	$5
3	Federal Realty Investment Trust (REIT)	295
5	Federated Investors, Inc., Class B	100
6	FelCor Lodging Trust, Inc. (REIT)*	25
11	Fidelity National Financial, Inc., Class A	207
4	Fifth Street Finance Corp.	38
46	Fifth Third Bancorp	614
2	Financial Engines, Inc.*	42
1	Financial Institutions, Inc.	16
5	First American Financial Corp.	79
1	First Bancorp/NC	9
4	First Busey Corp.	19
1	First Cash Financial Services, Inc.*	37
5	First Commonwealth Financial Corp.	31
1	First Community Bancshares, Inc./VA	12
1	First Connecticut Bancorp, Inc./CT	13
3	First Financial Bancorp	46
2	First Financial Bankshares, Inc.	64
1	First Financial Corp./IN	28
1	First Financial Holdings, Inc.	10
13	First Horizon National Corp.	110
4	First Industrial Realty Trust, Inc. (REIT)*	48
1	First Interstate BancSystem, Inc.	14
3	First Marblehead Corp. (The)*	3
1	First Merchants Corp.	12
4	First Midwest Bancorp, Inc./IL	40
17	First Niagara Financial Group, Inc.	137
3	First Potomac Realty Trust (REIT)	36
4	First Republic Bank/CA*	126
5	FirstMerit Corp.	80
10	Flagstar Bancorp, Inc.*	8
3	Flagstone Reinsurance Holdings S.A.	22
2	Flushing Financial Corp.	26
7	FNB Corp./PA	74
7	Forest City Enterprises, Inc., Class A*	94
2	Forestar Group, Inc.*	27
1	Fox Chase Bancorp, Inc.	13
1	Franklin Financial Corp./VA*	15
7	Franklin Resources, Inc.	748
4	Franklin Street Properties Corp. (REIT)	39
10	Fulton Financial Corp.	101
1	FXCM, Inc., Class A	10
28	General Growth Properties, Inc. (REIT)	469
25	Genworth Financial, Inc., Class A*	131
1	German American Bancorp, Inc.	18
1	Getty Realty Corp. (REIT)	16
4	GFI Group, Inc.	11
4	Glacier Bancorp, Inc.	57
1	Gladstone Capital Corp.	7
1	Gladstone Commercial Corp. (REIT)	16
1	Gladstone Investment Corp.	7
4	Gleacher & Co., Inc.*	3
7	Glimcher Realty Trust (REIT)	64
1	Global Indemnity plc*	21
26	Goldman Sachs Group, Inc. (The)	2,488
1	Golub Capital BDC, Inc.	15
2	Government Properties Income Trust (REIT)	43
1	Great Southern Bancorp, Inc.	23
1	Green Dot Corp., Class A*	21
1	Greenhill & Co., Inc.	35
1	Greenlight Capital Re Ltd., Class A*	25
1	Hallmark Financial Services*	7
4	Hancock Holding Co.	122
2	Hanmi Financial Corp.*	19
2	Hanover Insurance Group, Inc. (The)	78
2	Harris & Harris Group, Inc.*	7
22	Hartford Financial Services Group, Inc.	370
5	Hatteras Financial Corp. (REIT)	143
5	HCC Insurance Holdings, Inc.	156
20	HCP, Inc. (REIT)	817
11	Health Care REIT, Inc. (REIT)	610
4	Healthcare Realty Trust, Inc. (REIT)	88
1	Heartland Financial USA, Inc.	19
2	Hercules Technology Growth Capital, Inc.	21
1	Heritage Commerce Corp.*	6
1	Heritage Financial Corp./WA	14
8	Hersha Hospitality Trust (REIT)	43
1	HFF, Inc., Class A*	13
4	Highwoods Properties, Inc. (REIT)	129
2	Hilltop Holdings, Inc.*	21
1	Home BancShares, Inc./AR	28
1	Home Federal Bancorp, Inc./ID	9
1	Home Loan Servicing Solutions Ltd.	13
2	Home Properties, Inc. (REIT)	120
2	Horace Mann Educators Corp.	34
6	Hospitality Properties Trust (REIT)	141
34	Host Hotels & Resorts, Inc. (REIT)	519
1	Howard Hughes Corp. (The)*	60
24	Hudson City Bancorp, Inc.	149
2	Hudson Pacific Properties, Inc. (REIT)	32
1	Hudson Valley Holding Corp.	17
43	Huntington Bancshares, Inc./OH	281
1	Iberiabank Corp.	48
2	ICG Group, Inc.*	17
1	Imperial Holdings, Inc.*	4
1	Independent Bank Corp./MA	27
1	Infinity Property & Casualty Corp.	54
4	Inland Real Estate Corp. (REIT)	33
2	Interactive Brokers Group, Inc., Class A	29
4	IntercontinentalExchange, Inc.*	490
3	International Bancshares Corp.	55
1	INTL FCStone, Inc.*	18
23	Invesco Ltd.	500
6	Invesco Mortgage Capital, Inc. (REIT)	109
2	Investment Technology Group, Inc.*	19
2	Investors Bancorp, Inc.*	30
4	Investors Real Estate Trust (REIT)	28
4	iStar Financial, Inc. (REIT)*	23
9	Janus Capital Group, Inc.	66
7	Jefferies Group, Inc.	94
1	JMP Group, Inc.	6
2	Jones Lang LaSalle, Inc.	145
199	JPMorgan Chase & Co.	6,597
2	KBW, Inc.	32
1	Kearny Financial Corp.	9
2	Kemper Corp.	59
1	Kennedy-Wilson Holdings, Inc.	13
48	KeyCorp	360
3	Kilroy Realty Corp. (REIT)	138
20	Kimco Realty Corp. (REIT)	359
3	Kite Realty Group Trust (REIT)	14
5	Knight Capital Group, Inc., Class A*	63
1	Kohlberg Capital Corp.	6

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	Ladenburg Thalmann Financial Services, Inc.*	$7
1	Lakeland Bancorp, Inc.	9
1	Lakeland Financial Corp.	26
4	LaSalle Hotel Properties (REIT)	110
6	Lazard Ltd., Class A	138
7	Legg Mason, Inc.	178
10	Leucadia National Corp.	203
6	Lexington Realty Trust (REIT)	50
6	Liberty Property Trust (REIT)	208
15	Lincoln National Corp.	310
16	Loews Corp.	622
2	LPL Investment Holdings, Inc.	65
2	LTC Properties, Inc. (REIT)	65
6	M&T Bank Corp.	488
7	Macerich Co. (The) (REIT)	399
4	Mack-Cali Realty Corp. (REIT)	109
3	Maiden Holdings Ltd.	24
1	Main Street Capital Corp.	23
1	MainSource Financial Group, Inc.	11
1	Manning & Napier, Inc.	14
1	MarketAxess Holdings, Inc.	32
27	Marsh & McLennan Cos., Inc.	863
3	MB Financial, Inc.	61
7	MBIA, Inc.*	63
4	MCG Capital Corp.	18
3	Meadowbrook Insurance Group, Inc.	27
1	Medallion Financial Corp.	10
7	Medical Properties Trust, Inc. (REIT)	63
1	Medley Capital Corp.	11
1	Mercury General Corp.	44
41	MetLife, Inc.	1,198
1	Metro Bancorp, Inc.*	11
18	MFA Financial, Inc. (REIT)	137
9	MGIC Investment Corp.*	23
2	Mid-America Apartment Communities, Inc. (REIT)	135
1	Mission West Properties, Inc. (REIT)	8
2	Monmouth Real Estate Investment Corp., Class A (REIT)	20
3	Montpelier Re Holdings Ltd.	63
10	Moody’s Corp.	366
77	Morgan Stanley	1,029
2	MPG Office Trust, Inc. (REIT)*	4
6	MSCI, Inc.*	203
1	MVC Capital, Inc.	13
6	NASDAQ OMX Group, Inc. (The)*	131
2	National Financial Partners Corp.*	27
1	National Health Investors, Inc. (REIT)	48
6	National Penn Bancshares, Inc.	53
5	National Retail Properties, Inc. (REIT)	132
1	Navigators Group, Inc. (The)*	48
2	NBT Bancorp, Inc.	40
1	Nelnet, Inc., Class A	23
1	Netspend Holdings, Inc.*	7
22	New York Community Bancorp, Inc.	272
7	Newcastle Investment Corp. (REIT)	46
1	NewStar Financial, Inc.*	11
1	NGP Capital Resources Co.	7
11	Northern Trust Corp.	475
1	Northfield Bancorp, Inc./NJ	14
7	NorthStar Realty Finance Corp. (REIT)	36
5	Northwest Bancshares, Inc.	57
13	NYSE Euronext	316
1	OceanFirst Financial Corp.	14
5	Ocwen Financial Corp.*	80
5	Old National Bancorp/IN	58
13	Old Republic International Corp.	128
5	Omega Healthcare Investors, Inc. (REIT)	106
1	OmniAmerican Bancorp, Inc.*	20
1	One Liberty Properties, Inc. (REIT)	18
1	OneBeacon Insurance Group Ltd., Class A	13
1	Oppenheimer Holdings, Inc., Class A	14
2	Oriental Financial Group, Inc.	21
2	Oritani Financial Corp.	27
1	Pacific Continental Corp.	9
2	PacWest Bancorp	46
1	Park National Corp.	65
2	Park Sterling Corp.*	9
1	Parkway Properties, Inc./MD (REIT)	11
3	PartnerRe Ltd.	213
3	Pebblebrook Hotel Trust (REIT)	66
3	PennantPark Investment Corp.	29
3	Pennsylvania Real Estate Investment Trust (REIT)	38
2	PennyMac Mortgage Investment Trust (REIT)	37
1	Peoples Bancorp, Inc./OH	19
18	People’s United Financial, Inc.	209
3	PHH Corp.*	50
6	Phoenix Cos., Inc. (The)*	10
1	PICO Holdings, Inc.*	22
9	Piedmont Office Realty Trust, Inc., Class A (REIT)	149
2	Pinnacle Financial Partners, Inc.*	34
1	Piper Jaffray Cos.*	22
2	Platinum Underwriters Holdings Ltd.	73
8	Plum Creek Timber Co., Inc. (REIT)	292
26	PNC Financial Services Group, Inc.	1,597
5	Popular, Inc.*	78
3	Post Properties, Inc. (REIT)	145
2	Potlatch Corp. (REIT)	57
1	Presidential Life Corp.	9
1	Primerica, Inc.	24
15	Principal Financial Group, Inc.	368
3	PrivateBancorp, Inc.	44
2	ProAssurance Corp.	176
31	Progressive Corp. (The)	674
23	Prologis, Inc. (REIT)	736
6	Prospect Capital Corp.	65
2	Prosperity Bancshares, Inc.	85
4	Protective Life Corp.	105
3	Provident Financial Services, Inc.	42
2	Provident New York Bancorp	15
24	Prudential Financial, Inc.	1,115
1	PS Business Parks, Inc. (REIT)	66
7	Public Storage (REIT)	934
7	Radian Group, Inc.	17
2	RAIT Financial Trust (REIT)	8
2	Ramco-Gershenson Properties Trust (REIT)	24
5	Raymond James Financial, Inc.	171
6	Rayonier, Inc. (REIT)	258
7	Realty Income Corp. (REIT)	268
4	Redwood Trust, Inc. (REIT)	48
4	Regency Centers Corp. (REIT)	175
71	Regions Financial Corp.	447
4	Reinsurance Group of America, Inc.	201
3	RenaissanceRe Holdings Ltd.	231

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Renasant Corp.	$15
4	Resource Capital Corp. (REIT)	21
2	Retail Opportunity Investments Corp. (REIT)	24
1	RLI Corp.	67
1	RLJ Lodging Trust (REIT)	18
1	Rockville Financial, Inc.	11
1	Rouse Properties, Inc. (REIT)*	13
1	S&T Bancorp, Inc.	17
1	S.Y. Bancorp, Inc.	23
2	Sabra Health Care REIT, Inc. (REIT)	29
1	Safeguard Scientifics, Inc.*	15
1	Safety Insurance Group, Inc.	40
1	Sandy Spring Bancorp, Inc.	18
1	SCBT Financial Corp.	34
1	SeaBright Holdings, Inc.	8
4	Seacoast Banking Corp. of Florida*	6
7	SEI Investments Co.	125
3	Selective Insurance Group, Inc.	51
8	Senior Housing Properties Trust (REIT)	165
1	Sierra Bancorp	9
2	Signature Bank/NY*	123
1	Simmons First National Corp., Class A	24
15	Simon Property Group, Inc. (REIT)	2,213
4	SL Green Realty Corp. (REIT)	300
25	SLM Corp.	349
2	Solar Capital Ltd.	44
1	Southside Bancshares, Inc.	21
1	Southwest Bancorp, Inc./OK*	10
1	Sovran Self Storage, Inc. (REIT)	49
3	St. Joe Co. (The)*	48
1	STAG Industrial, Inc. (REIT)	14
2	StanCorp Financial Group, Inc.	70
6	Starwood Property Trust, Inc. (REIT)	120
1	State Auto Financial Corp.	14
2	State Bank Financial Corp.*	34
25	State Street Corp.	1,030
1	StellarOne Corp.	12
2	Sterling Bancorp/NY	18
1	Sterling Financial Corp./WA*	18
1	Stewart Information Services Corp.	14
3	Stifel Financial Corp.*	95
10	Strategic Hotels & Resorts, Inc. (REIT)*	62
1	Summit Hotel Properties, Inc. (REIT)	8
2	Sun Bancorp, Inc./NJ*	5
1	Sun Communities, Inc. (REIT)	41
6	Sunstone Hotel Investors, Inc. (REIT)*	60
27	SunTrust Banks, Inc.	619
9	Susquehanna Bancshares, Inc.	87
2	SVB Financial Group*	119
1	SWS Group, Inc.	6
3	Symetra Financial Corp.	34
39	Synovus Financial Corp.	74
13	T. Rowe Price Group, Inc.	749
4	Tanger Factory Outlet Centers (REIT)	124
3	Taubman Centers, Inc. (REIT)	219
1	Taylor Capital Group, Inc.*	15
8	TCF Financial Corp.	94
11	TD Ameritrade Holding Corp.	189
1	Tejon Ranch Co.*	27
1	Terreno Realty Corp. (REIT)	14
1	Territorial Bancorp, Inc.	21
2	Texas Capital Bancshares, Inc.*	78
4	TFS Financial Corp.*	37
2	TICC Capital Corp.	19
5	Torchmark Corp.	233
2	Tower Group, Inc.	39
1	TowneBank/VA	12
20	Travelers Cos., Inc. (The)	1,250
1	Triangle Capital Corp.	20
1	Trico Bancshares	15
5	TrustCo Bank Corp NY	26
3	Trustmark Corp.	73
10	Two Harbors Investment Corp. (REIT)	103
96	U.S. Bancorp	2,987
11	UDR, Inc. (REIT)	285
2	UMB Financial Corp.	98
1	UMH Properties, Inc. (REIT)	10
6	Umpqua Holdings Corp.	77
1	Union First Market Bankshares Corp.	14
3	United Bankshares, Inc./WV	77
2	United Community Banks, Inc./GA*	16
1	United Financial Bancorp, Inc.	14
1	United Fire Group, Inc.	21
1	Universal Health Realty Income Trust (REIT)	39
1	Universal Insurance Holdings, Inc.	4
1	Univest Corp. of Pennsylvania	16
15	Unum Group	299
1	Urstadt Biddle Properties, Inc., Class A (REIT)	18
4	Validus Holdings Ltd.	126
10	Valley National Bancorp	107
13	Ventas, Inc. (REIT)	765
2	ViewPoint Financial Group, Inc.	31
1	Virginia Commerce Bancorp, Inc.*	8
9	Vornado Realty Trust (REIT)	737
6	W. R. Berkley Corp.	230
4	Waddell & Reed Financial, Inc., Class A	115
1	Walker & Dunlop, Inc.*	12
1	Walter Investment Management Corp.	19
1	Washington Banking Co.	14
6	Washington Federal, Inc.	98
3	Washington Real Estate Investment Trust (REIT)	84
1	Washington Trust Bancorp, Inc.	24
4	Webster Financial Corp.	81
6	Weingarten Realty Investors (REIT)	153
246	Wells Fargo & Co.	7,884
1	WesBanco, Inc.	20
1	West Bancorp., Inc.	9
1	West Coast Bancorp/OR*	19
1	Westamerica Bancorp.	45
3	Western Alliance Bancorp.*	26
1	Westfield Financial, Inc.	7
27	Weyerhaeuser Co. (REIT)	538
3	Wilshire Bancorp, Inc.*	15
1	Winthrop Realty Trust (REIT)	10
2	Wintrust Financial Corp.	68
1	World Acceptance Corp.*	68
15	XL Group plc	306
9	Zions Bancorp.	171
		112,039
	Health Care — 2.1%

1	Abaxis, Inc.*	33
78	Abbott Laboratories	4,820
2	Abiomed, Inc.*	41

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Accretive Health, Inc.*	$24
3	Accuray, Inc.*	19
2	Achillion Pharmaceuticals, Inc.*	14
2	Acorda Therapeutics, Inc.*	44
1	Acura Pharmaceuticals, Inc.*	3
18	Aetna, Inc.	736
2	Affymax, Inc.*	28
4	Affymetrix, Inc.*	19
17	Agilent Technologies, Inc.	691
1	Air Methods Corp.*	91
3	Akorn, Inc.*	41
1	Albany Molecular Research, Inc.*	3
4	Alere, Inc.*	73
9	Alexion Pharmaceuticals, Inc.*	815
3	Align Technology, Inc.*	94
1	Alimera Sciences, Inc.*	3
5	Alkermes plc*	78
15	Allergan, Inc.	1,354
1	Alliance HealthCare Services, Inc.*	1
4	Allos Therapeutics, Inc.*	7
10	Allscripts Healthcare Solutions, Inc.*	108
2	Alnylam Pharmaceuticals, Inc.*	20
3	Alphatec Holdings, Inc.*	5
1	AMAG Pharmaceuticals, Inc.*	14
1	Amedisys, Inc.*	11
2	AMERIGROUP Corp.*	125
13	AmerisourceBergen Corp.	481
40	Amgen, Inc.	2,781
1	Amicus Therapeutics, Inc.*	5
2	AMN Healthcare Services, Inc.*	12
1	Ampio Pharmaceuticals, Inc.*	3
2	Amsurg Corp.*	55
7	Amylin Pharmaceuticals, Inc.*	186
1	Anacor Pharmaceuticals, Inc.*	5
1	Analogic Corp.	66
1	AngioDynamics, Inc.*	12
4	Antares Pharma, Inc.*	11
1	Anthera Pharmaceuticals, Inc.*	2
1	Ardea Biosciences, Inc.*	32
9	Arena Pharmaceuticals, Inc.*	60
8	Ariad Pharmaceuticals, Inc.*	133
3	Arqule, Inc.*	18
4	Array BioPharma, Inc.*	13
1	ArthroCare Corp.*	26
1	Assisted Living Concepts, Inc., Class A	14
3	Astex Pharmaceuticals, Inc.*	5
2	athenahealth, Inc.*	145
1	AtriCure, Inc.*	9
2	Auxilium Pharmaceuticals, Inc.*	38
7	AVANIR Pharmaceuticals, Inc., Class A*	21
2	AVEO Pharmaceuticals, Inc.*	25
7	AVI BioPharma, Inc.*	5
1	Bacterin International Holdings, Inc.*	1
29	Baxter International, Inc.	1,468
10	Becton, Dickinson and Co.	731
2	BioCryst Pharmaceuticals, Inc.*	6
12	Biogen Idec, Inc.*	1,569
2	Biolase, Inc.*	5
6	BioMarin Pharmaceutical, Inc.*	214
1	BioMimetic Therapeutics, Inc.*	3
1	Bio-Rad Laboratories, Inc., Class A*	100
1	Bio-Reference Labs, Inc.*	19
5	BioSante Pharmaceuticals, Inc.*	2
2	BioScrip, Inc.*	14
1	BioTime, Inc.*	4
73	Boston Scientific Corp.*	419
85	Bristol-Myers Squibb Co.	2,834
5	Brookdale Senior Living, Inc.*	82
4	Bruker Corp.*	59
4	C.R. Bard, Inc.	389
2	Cadence Pharmaceuticals, Inc.*	5
1	Cambrex Corp.*	7
1	Cantel Medical Corp.	22
1	Capital Senior Living Corp.*	10
18	Cardinal Health, Inc.	745
1	CardioNet, Inc.*	2
1	Cardiovascular Systems, Inc.*	9
11	CareFusion Corp.*	267
2	Catalyst Health Solutions, Inc.*	174
22	Celgene Corp.*	1,501
11	Cell Therapeutics, Inc.*	10
3	Celldex Therapeutics, Inc.*	13
2	Centene Corp.*	72
3	Cepheid, Inc.*	113
7	Cerner Corp.*	546
3	Cerus Corp.*	10
2	Charles River Laboratories International, Inc.*	67
3	Chelsea Therapeutics International Ltd.*	4
1	Chemed Corp.	56
1	Chindex International, Inc.*	9
14	Cigna Corp.	615
1	Cleveland Biolabs, Inc.*	1
1	Clovis Oncology, Inc.*	18
1	Codexis, Inc.*	3
4	Columbia Laboratories, Inc.*	3
5	Community Health Systems, Inc.*	110
1	Complete Genomics, Inc.*	2
1	Computer Programs & Systems, Inc.	54
2	Conceptus, Inc.*	34
1	CONMED Corp.	27
2	Cooper Cos., Inc. (The)	170
2	Corcept Therapeutics, Inc.*	8
3	Covance, Inc.*	139
7	Coventry Health Care, Inc.	213
25	Covidien plc	1,295
1	Cross Country Healthcare, Inc.*	5
1	CryoLife, Inc.*	5
3	Cubist Pharmaceuticals, Inc.*	120
4	Curis, Inc.*	19
1	Cyberonics, Inc.*	39
3	Cytori Therapeutics, Inc.*	7
5	DaVita, Inc.*	406
2	Delcath Systems, Inc.*	3
8	Dendreon Corp.*	56
7	DENTSPLY International, Inc.	259
3	Depomed, Inc.*	15
3	DexCom, Inc.*	32
4	Durect Corp.*	3
1	Dusa Pharmaceuticals, Inc.*	5
5	Dyax Corp.*	9
9	Dynavax Technologies Corp.*	34
6	Edwards Lifesciences Corp.*	512
51	Eli Lilly & Co.	2,088
1	Emergent Biosolutions, Inc.*	14
2	Emeritus Corp.*	30
6	Endo Health Solutions, Inc.*	195
1	Endocyte, Inc.*	6
2	Endologix, Inc.*	27

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Ensign Group, Inc. (The)	$25
2	Enzo Biochem, Inc.*	4
2	Enzon Pharmaceuticals, Inc.*	13
2	eResearchTechnology, Inc.*	16
3	Exact Sciences Corp.*	30
1	ExamWorks Group, Inc.*	11
7	Exelixis, Inc.*	32
41	Express Scripts Holding Co.*	2,140
2	Five Star Quality Care, Inc.*	6
13	Forest Laboratories, Inc.*	455
1	Genomic Health, Inc.*	34
2	Gen-Probe, Inc.*	162
2	Gentiva Health Services, Inc.*	11
6	Geron Corp.*	8
39	Gilead Sciences, Inc.*	1,948
1	Greatbatch, Inc.*	21
1	GTx, Inc.*	3
1	Haemonetics Corp.*	70
4	Halozyme Therapeutics, Inc.*	31
2	Hanger Orthopedic Group, Inc.*	43
3	Hansen Medical, Inc.*	7
1	Harvard Bioscience, Inc.*	4
6	HCA Holdings, Inc.	156
13	Health Management Associates, Inc., Class A*	83
4	Health Net, Inc.*	102
5	HealthSouth Corp.*	96
1	HealthStream, Inc.*	21
2	Healthways, Inc.*	13
1	HeartWare International, Inc.*	81
5	Henry Schein, Inc.*	372
3	Hill-Rom Holdings, Inc.	88
1	Hi-Tech Pharmacal Co., Inc.*	29
4	HMS Holdings Corp.*	107
13	Hologic, Inc.*	218
8	Hospira, Inc.*	250
9	Human Genome Sciences, Inc.*	123
8	Humana, Inc.	611
1	ICU Medical, Inc.*	51
3	Idenix Pharmaceuticals, Inc.*	27
3	IDEXX Laboratories, Inc.*	255
6	Illumina, Inc.*	258
4	Immunogen, Inc.*	56
3	Immunomedics, Inc.*	10
3	Impax Laboratories, Inc.*	62
4	Incyte Corp.*	85
1	Infinity Pharmaceuticals, Inc.*	13
1	Insmed, Inc.*	3
2	Insulet Corp.*	37
1	Integra LifeSciences Holdings Corp.*	36
3	InterMune, Inc.*	31
2	Intuitive Surgical, Inc.*	1,046
1	Invacare Corp.	15
1	IPC The Hospitalist Co., Inc.*	35
1	IRIS International, Inc.*	11
3	Ironwood Pharmaceuticals, Inc.*	36
5	Isis Pharmaceuticals, Inc.*	49
2	ISTA Pharmaceuticals, Inc.*	18
1	Jazz Pharmaceuticals plc*	43
137	Johnson & Johnson	8,553
3	Keryx Biopharmaceuticals, Inc.*	5
3	Kindred Healthcare, Inc.*	25
3	K-V Pharmaceutical Co., Class A*	3
5	Laboratory Corp. of America Holdings*	416
1	Lannett Co., Inc.*	4
9	Lexicon Pharmaceuticals, Inc.*	14
1	LHC Group, Inc.*	17
9	Life Technologies Corp.*	368
2	LifePoint Hospitals, Inc.*	74
1	Ligand Pharmaceuticals, Inc., Class B*	13
4	Lincare Holdings, Inc.	92
2	Luminex Corp.*	44
1	Magellan Health Services, Inc.*	42
2	MAKO Surgical Corp.*	45
5	MannKind Corp.*	9
1	MAP Pharmaceuticals, Inc.*	12
3	Masimo Corp.*	56
1	Maxygen, Inc.*	6
12	McKesson Corp.	1,047
2	MedAssets, Inc.*	23
1	Medical Action Industries, Inc.*	4
3	Medicines Co. (The)*	66
3	Medicis Pharmaceutical Corp., Class A	108
1	Medidata Solutions, Inc.*	28
2	Medivation, Inc.*	168
2	MEDNAX, Inc.*	122
53	Medtronic, Inc.	1,953
154	Merck & Co., Inc.	5,787
3	Merge Healthcare, Inc.*	7
2	Meridian Bioscience, Inc.	38
2	Merit Medical Systems, Inc.*	26
2	Metabolix, Inc.*	4
2	Metropolitan Health Networks, Inc.*	17
2	Mettler-Toledo International, Inc.*	312
2	MModal, Inc.*	25
1	Molina Healthcare, Inc.*	26
2	Momenta Pharmaceuticals, Inc.*	28
1	MWI Veterinary Supply, Inc.*	93
22	Mylan, Inc.*	477
4	Myriad Genetics, Inc.*	97
2	Nabi Biopharmaceuticals*	3
1	National Healthcare Corp.	43
1	Natus Medical, Inc.*	11
5	Navidea Biopharmaceuticals, Inc.*	13
6	Nektar Therapeutics*	40
1	Neogen Corp.*	39
3	NeoStem, Inc.*	1
3	Neurocrine Biosciences, Inc.*	20
5	Novavax, Inc.*	6
4	NPS Pharmaceuticals, Inc.*	32
2	NuVasive, Inc.*	40
2	NxStage Medical, Inc.*	30
1	Nymox Pharmaceutical Corp.*	7
1	Obagi Medical Products, Inc.*	12
6	Omnicare, Inc.	189
2	Omnicell, Inc.*	26
1	OncoGenex Pharmaceutical, Inc.*	13
3	Oncothyreon, Inc.*	11
3	Onyx Pharmaceuticals, Inc.*	137
5	Opko Health, Inc.*	23
2	Optimer Pharmaceuticals, Inc.*	30
2	OraSure Technologies, Inc.*	21
2	Orexigen Therapeutics, Inc.*	7
1	Orthofix International N.V.*	38
1	Osiris Therapeutics, Inc.*	6
3	Owens & Minor, Inc.	85
2	Pacific Biosciences of California, Inc.*	5
2	Pain Therapeutics, Inc.*	7

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Palomar Medical Technologies, Inc.*	$8
2	Par Pharmaceutical Cos., Inc.*	72
3	PAREXEL International Corp.*	80
5	Patterson Cos., Inc.	166
7	PDL BioPharma, Inc.	45
5	Peregrine Pharmaceuticals, Inc.*	3
6	PerkinElmer, Inc.	160
4	Perrigo Co.	416
374	Pfizer, Inc.	8,179
2	Pharmacyclics, Inc.*	63
2	PharmAthene, Inc.*	2
1	PharMerica Corp.*	10
1	Pozen, Inc.*	7
1	Progenics Pharmaceuticals, Inc.*	9
1	Providence Service Corp. (The)*	13
3	PSS World Medical, Inc.*	61
12	QIAGEN N.V.*	192
2	Quality Systems, Inc.	57
8	Quest Diagnostics, Inc.	455
3	Questcor Pharmaceuticals, Inc.*	124
1	Quidel Corp.*	16
2	RadNet, Inc.*	5
2	Raptor Pharmaceutical Corp.*	11
4	Regeneron Pharmaceuticals, Inc.*	543
7	ResMed, Inc.*	217
3	Rigel Pharmaceuticals, Inc.*	22
1	Rockwell Medical Technologies, Inc.*	9
3	RTI Biologics, Inc.*	11
3	Salix Pharmaceuticals Ltd.*	155
3	Sangamo Biosciences, Inc.*	13
3	Santarus, Inc.*	20
4	Savient Pharmaceuticals, Inc.*	3
2	Sciclone Pharmaceuticals, Inc.*	13
5	Seattle Genetics, Inc.*	97
2	Select Medical Holdings Corp.*	18
6	Sequenom, Inc.*	23
2	SIGA Technologies, Inc.*	5
3	Sirona Dental Systems, Inc.*	128
1	Skilled Healthcare Group, Inc., Class A*	6
3	Solta Medical, Inc.*	8
2	Spectranetics Corp. (The)*	20
3	Spectrum Pharmaceuticals, Inc.*	35
16	St. Jude Medical, Inc.	615
2	Staar Surgical Co.*	17
2	Stereotaxis, Inc.*	—
3	STERIS Corp.	90
16	Stryker Corp.	823
1	Sucampo Pharmaceuticals, Inc., Class A*	7
1	Sun Healthcare Group, Inc.*	5
1	Sunesis Pharmaceuticals, Inc.*	3
3	Sunrise Senior Living, Inc.*	18
1	SurModics, Inc.*	14
3	SXC Health Solutions Corp.*	269
2	Symmetry Medical, Inc.*	15
1	Synergetics USA, Inc.*	4
1	Synta Pharmaceuticals Corp.*	5
1	Targacept, Inc.*	4
1	Team Health Holdings, Inc.*	23
2	Techne Corp.	136
2	Teleflex, Inc.	119
20	Tenet Healthcare Corp.*	94
3	Theravance, Inc.*	62
19	Thermo Fisher Scientific, Inc.	959
3	Thoratec Corp.*	91
1	Tornier N.V.*	20
1	Triple-S Management Corp., Class B*	17
1	Trius Therapeutics, Inc.*	5
1	U.S. Physical Therapy, Inc.	24
3	Unilife Corp.*	13
2	United Therapeutics Corp.*	88
54	UnitedHealth Group, Inc.	3,012
2	Universal American Corp.*	20
5	Universal Health Services, Inc., Class B	194
1	Uroplasty, Inc.*	5
1	Vanda Pharmaceuticals, Inc.*	4
2	Vanguard Health Systems, Inc.*	15
6	Varian Medical Systems, Inc.*	352
1	Vascular Solutions, Inc.*	11
4	VCA Antech, Inc.*	86
10	Vertex Pharmaceuticals, Inc.*	600
4	Vical, Inc.*	12
4	ViroPharma, Inc.*	81
5	Vivus, Inc.*	124
3	Volcano Corp.*	86
8	Warner Chilcott plc, Class A*	151
5	Waters Corp.*	399
6	Watson Pharmaceuticals, Inc.*	428
2	WellCare Health Plans, Inc.*	113
17	WellPoint, Inc.	1,146
2	West Pharmaceutical Services, Inc.	96
2	Wright Medical Group, Inc.*	40
2	XenoPort, Inc.*	12
4	Zalicus, Inc.*	4
9	Zimmer Holdings, Inc.	546
3	ZIOPHARM Oncology, Inc.*	15
1	Zogenix, Inc.*	2
		84,964
	Industrials — 2.0%

36	3M Co.	3,039
2	A. O. Smith Corp.	92
4	A123 Systems, Inc.*	4
1	AAON, Inc.	19
2	AAR Corp.	24
3	ABM Industries, Inc.	64
2	Acacia Research Corp.*	70
6	ACCO Brands Corp.*	55
2	Accuride Corp.*	12
1	Aceto Corp.	9
4	Active Power, Inc.*	3
3	Actuant Corp., Class A	79
2	Acuity Brands, Inc.	109
1	Advisory Board Co. (The)*	97
6	AECOM Technology Corp.*	98
2	Aegion Corp.*	32
1	Aerovironment, Inc.*	22
5	AGCO Corp.*	201
2	Air Lease Corp.*	42
3	Air Transport Services Group, Inc.*	15
3	Aircastle Ltd.	33
4	Alaska Air Group, Inc.*	137
1	Albany International Corp., Class A	18
2	Alexander & Baldwin, Inc.	102
1	Allegiant Travel Co.*	65
2	Alliant Techsystems, Inc.	98
1	Altra Holdings, Inc.*	17
1	Ameresco, Inc., Class A*	11
2	American Reprographics Co.*	10
2	American Superconductor Corp.*	8

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8	AMETEK, Inc.	$406
1	Apogee Enterprises, Inc.	15
2	Applied Industrial Technologies, Inc.	75
1	Arkansas Best Corp.	13
1	Armstrong World Industries, Inc.	47
1	Astec Industries, Inc.*	27
1	Astronics Corp.*	26
1	Atlas Air Worldwide Holdings, Inc.*	45
5	Avery Dennison Corp.	146
5	Avis Budget Group, Inc.*	74
1	AZZ, Inc.	54
6	Babcock & Wilcox Co. (The)*	148
1	Baltic Trading Ltd.	4
3	Barnes Group, Inc.	70
5	BE Aerospace, Inc.*	217
2	Beacon Roofing Supply, Inc.*	50
2	Belden, Inc.	62
2	Blount International, Inc.*	27
37	Boeing Co. (The)	2,576
2	Brady Corp., Class A	55
3	Briggs & Stratton Corp.	51
2	Brink’s Co. (The)	46
7	Broadwind Energy, Inc.*	2
2	Builders FirstSource, Inc.*	8
8	C.H. Robinson Worldwide, Inc.	466
1	CAI International, Inc.*	19
13	Capstone Turbine Corp.*	13
3	Carlisle Cos., Inc.	156
1	Casella Waste Systems, Inc., Class A*	5
32	Caterpillar, Inc.	2,804
2	CBIZ, Inc.*	11
1	CDI Corp.	17
1	Celadon Group, Inc.	16
3	Cenveo, Inc.*	6
1	Ceradyne, Inc.	25
1	Chart Industries, Inc.*	62
5	Chicago Bridge & Iron Co. N.V.	180
6	Cintas Corp.	221
1	CIRCOR International, Inc.	32
3	CLARCOR, Inc.	146
2	Clean Harbors, Inc.*	124
1	CNH Global N.V.*	38
3	Colfax Corp.*	85
1	Columbus McKinnon Corp.*	15
2	Comfort Systems USA, Inc.	18
1	Commercial Vehicle Group, Inc.*	9
3	Con-way, Inc.	106
8	Cooper Industries plc	564
2	Copa Holdings S.A., Class A	166
6	Copart, Inc.*	163
2	Corporate Executive Board Co. (The)	73
5	Corrections Corp. of America*	130
1	Courier Corp.	11
6	Covanta Holding Corp.	94
1	CRA International, Inc.*	19
2	Crane Co.	76
52	CSX Corp.	1,086
1	Cubic Corp.	43
10	Cummins, Inc.	970
2	Curtiss-Wright Corp.	61
27	Danaher Corp.	1,403
21	Deere & Co.	1,551
42	Delta Air Lines, Inc.*	508
3	Deluxe Corp.	69
2	DigitalGlobe, Inc.*	32
2	Dolan Co. (The)*	14
1	Dollar Thrifty Automotive Group, Inc.*	82
8	Donaldson Co., Inc.	286
1	Douglas Dynamics, Inc.	13
9	Dover Corp.	509
1	Ducommun, Inc.*	9
2	Dun & Bradstreet Corp. (The)	135
2	Dycom Industries, Inc.*	39
1	Dynamic Materials Corp.	17
2	Eagle Bulk Shipping, Inc.*	5
17	Eaton Corp.	725
1	Echo Global Logistics, Inc.*	17
3	EMCOR Group, Inc.	82
38	Emerson Electric Co.	1,777
1	Encore Capital Group, Inc.*	24
1	Encore Wire Corp.	25
2	Energy Recovery, Inc.*	4
4	EnergySolutions, Inc.*	14
1	EnerNOC, Inc.*	6
2	EnerSys*	66
1	Ennis, Inc.	14
1	EnPro Industries, Inc.*	39
6	Equifax, Inc.	271
1	ESCO Technologies, Inc.	35
1	Essex Rental Corp.*	3
2	Esterline Technologies Corp.*	129
2	Excel Maritime Carriers Ltd.*	1
9	Exelis, Inc.	90
11	Expeditors International of Washington, Inc.	421
1	Exponent, Inc.*	47
15	Fastenal Co.	663
3	Federal Signal Corp.*	15
16	FedEx Corp.	1,426
2	Flow International Corp.*	6
3	Flowserve Corp.	308
9	Fluor Corp.	422
8	Fortune Brands Home & Security, Inc.*	181
1	Forward Air Corp.	32
1	Franklin Covey Co.*	9
1	Franklin Electric Co., Inc.	49
1	FreightCar America, Inc.	20
2	FTI Consulting, Inc.*	63
1	Fuel Tech, Inc.*	4
8	FuelCell Energy, Inc.*	11
2	Furmanite Corp.*	9
1	G&K Services, Inc., Class A	29
3	Gardner Denver, Inc.	162
2	GATX Corp.	77
2	Genco Shipping & Trading Ltd.*	6
3	GenCorp, Inc.*	18
1	Generac Holdings, Inc.*	25
3	General Cable Corp.*	85
17	General Dynamics Corp.	1,088
530	General Electric Co.	10,118
2	Genesee & Wyoming, Inc., Class A*	100
3	Geo Group, Inc. (The)*	65
1	GeoEye, Inc.*	19
2	Gibraltar Industries, Inc.*	20
1	Global Power Equipment Group, Inc.*	18
6	Goodrich Corp.	755
1	Gorman-Rupp Co. (The)	28
1	GP Strategies Corp.*	16
3	Graco, Inc.	145
6	GrafTech International Ltd.*	64

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Granite Construction, Inc.	$46
3	Great Lakes Dredge & Dock Corp.	19
1	Greenbrier Cos., Inc.*	14
2	Griffon Corp.	16
1	H&E Equipment Services, Inc.*	16
4	Harsco Corp.	80
3	Hawaiian Holdings, Inc.*	17
3	Healthcare Services Group, Inc.	59
3	Heartland Express, Inc.	43
3	HEICO Corp.	125
1	Heidrick & Struggles International, Inc.	16
3	Herman Miller, Inc.	55
12	Hertz Global Holdings, Inc.*	163
5	Hexcel Corp.*	122
1	Hill International, Inc.*	3
2	HNI Corp.	46
39	Honeywell International, Inc.	2,171
1	Houston Wire & Cable Co.	11
2	Hub Group, Inc., Class A*	70
3	Hubbell, Inc., Class B	237
2	Hudson Global, Inc.*	8
2	Huntington Ingalls Industries, Inc.*	74
1	Huron Consulting Group, Inc.*	31
1	ICF International, Inc.*	22
4	IDEX Corp.	159
2	IHS, Inc., Class A*	198
3	II-VI, Inc.*	57
22	Illinois Tool Works, Inc.	1,235
16	Ingersoll-Rand plc	661
1	InnerWorkings, Inc.*	12
1	Insperity, Inc.	25
1	Insteel Industries, Inc.	9
3	Interface, Inc.	38
2	Interline Brands, Inc.*	50
8	Iron Mountain, Inc.	227
5	ITT Corp.	103
5	J.B. Hunt Transport Services, Inc.	286
6	Jacobs Engineering Group, Inc.*	213
12	JetBlue Airways Corp.*	63
1	John Bean Technologies Corp.	14
5	Joy Global, Inc.	279
1	Kadant, Inc.*	23
1	Kaman Corp.	29
5	Kansas City Southern	330
1	KAR Auction Services, Inc.*	15
2	Kaydon Corp.	45
8	KBR, Inc.	204
1	Kelly Services, Inc., Class A	12
4	Kennametal, Inc.	139
1	KEYW Holding Corp. (The)*	9
1	Kforce, Inc.*	13
2	Kimball International, Inc., Class B	14
3	Kirby Corp.*	158
3	Knight Transportation, Inc.	50
2	Knoll, Inc.	27
2	Korn/Ferry International*	27
2	Kratos Defense & Security Solutions, Inc.*	11
5	L-3 Communications Holdings, Inc.	341
2	Landstar System, Inc.	105
1	Layne Christensen Co.*	19
3	Lennox International, Inc.	129
4	Lincoln Electric Holdings, Inc.	190
1	Lindsay Corp.	56
13	Lockheed Martin Corp.	1,076
1	LSI Industries, Inc.	6
1	Lydall, Inc.*	12
7	Manitowoc Co., Inc. (The)	73
4	Manpower, Inc.	144
1	Marten Transport Ltd.	20
18	Masco Corp.	228
3	MasTec, Inc.*	49
1	McGrath RentCorp	25
5	Meritor, Inc.*	27
2	Metalico, Inc.*	5
1	Met-Pro Corp.	9
1	Middleby Corp.*	102
1	Miller Industries, Inc.	15
1	Mine Safety Appliances Co.	41
1	Mistras Group, Inc.*	23
2	Mobile Mini, Inc.*	27
2	Moog, Inc., Class A*	76
2	MSC Industrial Direct Co., Inc., Class A	143
2	Mueller Industries, Inc.	85
8	Mueller Water Products, Inc., Class A	28
1	Multi-Color Corp.	19
1	MYR Group, Inc.*	15
3	Navigant Consulting, Inc.*	36
3	Navistar International Corp.*	84
1	NCI Building Systems, Inc.*	10
4	Nielsen Holdings N.V.*	111
1	NN, Inc.*	8
3	Nordson Corp.	161
17	Norfolk Southern Corp.	1,114
13	Northrop Grumman Corp.	764
4	Odyssey Marine Exploration, Inc.*	13
2	Old Dominion Freight Line, Inc.*	87
2	On Assignment, Inc.*	33
3	Orbital Sciences Corp.*	34
1	Orion Marine Group, Inc.*	7
5	Oshkosh Corp.*	102
6	Owens Corning*	185
18	PACCAR, Inc.	676
2	Pacer International, Inc.*	11
6	Pall Corp.	334
8	Parker Hannifin Corp.	654
8	Pendrell Corp.*	9
5	Pentair, Inc.	204
1	Pike Electric Corp.*	7
9	Pitney Bowes, Inc.	123
1	PMFG, Inc.*	8
2	Polypore International, Inc.*	74
1	Portfolio Recovery Associates, Inc.*	69
1	PowerSecure International, Inc.*	4
7	Precision Castparts Corp.	1,163
1	Primoris Services Corp.	12
1	Quad/Graphics, Inc.	13
1	Quality Distribution, Inc.*	11
2	Quanex Building Products Corp.	33
11	Quanta Services, Inc.*	248
9	R.R. Donnelley & Sons Co.	97
1	RailAmerica, Inc.*	24
1	Raven Industries, Inc.	67
17	Raytheon Co.	855
1	RBC Bearings, Inc.*	46
2	Regal-Beloit Corp.	121
2	Republic Airways Holdings, Inc.*	11
16	Republic Services, Inc.	422
2	Resources Connection, Inc.	24
2	Robbins & Myers, Inc.	91

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7	Robert Half International, Inc.	$199
7	Rockwell Automation, Inc.	508
7	Rockwell Collins, Inc.	353
3	Rollins, Inc.	64
5	Roper Industries, Inc.	506
1	RPX Corp.*	13
2	Rush Enterprises, Inc., Class A*	33
3	Ryder System, Inc.	130
1	Saia, Inc.*	22
5	Satcon Technology Corp.*	2
1	Sauer-Danfoss, Inc.	36
1	Schawk, Inc.	11
1	SeaCube Container Leasing Ltd.	18
3	Shaw Group, Inc. (The)*	76
2	Simpson Manufacturing Co., Inc.	56
3	SkyWest, Inc.	21
3	Snap-on, Inc.	182
40	Southwest Airlines Co.	361
6	Spirit Aerosystems Holdings, Inc., Class A*	138
1	Spirit Airlines, Inc.*	21
3	SPX Corp.	215
1	Standard Parking Corp.*	19
1	Standex International Corp.	41
8	Stanley Black & Decker, Inc.	530
4	Steelcase, Inc., Class A	35
4	Stericycle, Inc.*	349
1	Sterling Construction Co., Inc.*	9
1	Sun Hydraulics Corp.	23
4	Swift Transportation Co.*	42
4	Swisher Hygiene, Inc.*	8
2	Sykes Enterprises, Inc.*	30
1	TAL International Group, Inc.	33
3	Taser International, Inc.*	16
1	Team, Inc.*	27
1	Tecumseh Products Co., Class A*	5
2	Teledyne Technologies, Inc.*	119
1	Tennant Co.	42
5	Terex Corp.*	83
3	Tetra Tech, Inc.*	75
1	Textainer Group Holdings Ltd.	33
14	Textron, Inc.	331
4	Timken Co.	191
2	Titan International, Inc.	45
1	Titan Machinery, Inc.*	31
1	TMS International Corp., Class A*	11
2	Toro Co. (The)	149
3	Towers Watson & Co., Class A	181
2	TransDigm Group, Inc.*	246
1	TRC Cos., Inc.*	6
1	Trex Co., Inc.*	29
1	Trimas Corp.*	20
4	Trinity Industries, Inc.	99
2	Triumph Group, Inc.	120
2	TrueBlue, Inc.*	30
2	Tutor Perini Corp.*	22
23	Tyco International Ltd.	1,223
1	Ultrapetrol (Bahamas) Ltd.*	1
1	UniFirst Corp.	57
25	Union Pacific Corp.	2,785
17	United Continental Holdings, Inc.*	428
37	United Parcel Service, Inc., Class B	2,773
4	United Rentals, Inc.*	138
2	United Stationers, Inc.	50
46	United Technologies Corp.	3,409
1	UniTek Global Services, Inc.*	3
1	Universal Forest Products, Inc.	38
4	URS Corp.	145
8	US Airways Group, Inc.*	106
1	US Ecology, Inc.	17
4	USG Corp.*	62
5	UTi Worldwide, Inc.	78
4	Valence Technology, Inc.*	3
1	Valmont Industries, Inc.	114
6	Verisk Analytics, Inc., Class A*	287
1	Viad Corp.	18
1	Vicor Corp.	6
3	W.W. Grainger, Inc.	581
3	Wabash National Corp.*	21
6	Waste Connections, Inc.	186
24	Waste Management, Inc.	779
1	Watsco, Inc.	74
2	Watts Water Technologies, Inc., Class A	66
2	Werner Enterprises, Inc.	49
1	Wesco Aircraft Holdings, Inc.*	14
2	WESCO International, Inc.*	119
2	Westinghouse Air Brake Technologies Corp.	145
3	Woodward, Inc.	113
1	Xerium Technologies, Inc.*	4
9	Xylem, Inc.	228
1	Zipcar, Inc.*	11
		80,950
	Information Technology — 3.5%

2	3D Systems Corp.*	61
3	Accelrys, Inc.*	23
32	Accenture plc, Class A	1,827
2	ACI Worldwide, Inc.*	76
3	Acme Packet, Inc.*	69
1	Active Network, Inc. (The)*	14
21	Activision Blizzard, Inc.	247
2	Actuate Corp.*	13
4	Acxiom Corp.*	56
25	Adobe Systems, Inc.*	776
3	ADTRAN, Inc.	88
2	Advanced Energy Industries, Inc.*	27
31	Advanced Micro Devices, Inc.*	188
2	Advent Software, Inc.*	52
1	Aeroflex Holding Corp.*	6
1	Agilysys, Inc.*	7
9	Akamai Technologies, Inc.*	264
3	Alliance Data Systems Corp.*	378
1	Alpha & Omega Semiconductor Ltd.*	9
16	Altera Corp.	535
9	Amdocs Ltd.*	259
1	American Software, Inc., Class A	8
4	Amkor Technology, Inc.*	19
8	Amphenol Corp., Class A	426
3	ANADIGICS, Inc.*	6
15	Analog Devices, Inc.	546
1	Anaren, Inc.*	19
1	Ancestry.com, Inc.*	22
1	Angie’s List, Inc.*	13
1	Anixter International, Inc.	57
5	ANSYS, Inc.*	309
5	AOL, Inc.*	137
46	Apple, Inc.*	26,576
66	Applied Materials, Inc.	682
3	Applied Micro Circuits Corp.*	16
5	Ariba, Inc.*	225

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6	Arris Group, Inc.*	$74
6	Arrow Electronics, Inc.*	203
4	Aruba Networks, Inc.*	53
4	Aspen Technology, Inc.*	88
23	Atmel Corp.*	161
2	ATMI, Inc.*	40
11	Autodesk, Inc.*	352
25	Automatic Data Processing, Inc.	1,304
10	Avago Technologies Ltd.	331
3	Aviat Networks, Inc.*	8
1	Avid Technology, Inc.*	7
7	Avnet, Inc.*	213
2	AVX Corp.	22
5	Axcelis Technologies, Inc.*	6
2	AXT, Inc.*	8
1	Badger Meter, Inc.	36
1	Bankrate, Inc.*	17
1	Bazaarvoice, Inc.*	17
1	Bel Fuse, Inc., Class B	16
3	Benchmark Electronics, Inc.*	41
1	Black Box Corp.	22
2	Blackbaud, Inc.	52
8	BMC Software, Inc.*	339
1	Booz Allen Hamilton Holding Corp.	16
2	Bottomline Technologies, Inc.*	36
3	Brightpoint, Inc.*	15
27	Broadcom Corp., Class A*	873
6	Broadridge Financial Solutions, Inc.	121
1	BroadSoft, Inc.*	27
24	Brocade Communications Systems, Inc.*	112
3	Brooks Automation, Inc.	28
18	CA, Inc.	448
1	Cabot Microelectronics Corp.	31
1	CACI International, Inc., Class A*	43
13	Cadence Design Systems, Inc.*	133
2	Calix, Inc.*	16
1	Callidus Software, Inc.*	5
2	Cardtronics, Inc.*	56
2	Cavium, Inc.*	48
1	CEVA, Inc.*	17
2	Checkpoint Systems, Inc.*	16
3	CIBER, Inc.*	11
5	Ciena Corp.*	68
3	Cirrus Logic, Inc.*	86
275	Cisco Systems, Inc.	4,491
9	Citrix Systems, Inc.*	658
2	Cognex Corp.	70
15	Cognizant Technology Solutions Corp., Class A*	874
1	Coherent, Inc.*	44
1	Cohu, Inc.	9
2	CommVault Systems, Inc.*	94
8	Computer Sciences Corp.	213
1	Computer Task Group, Inc.*	12
11	Compuware Corp.*	99
2	comScore, Inc.*	36
1	Comtech Telecommunications Corp.	29
2	Concur Technologies, Inc.*	124
1	Constant Contact, Inc.*	20
5	Convergys Corp.*	70
5	CoreLogic, Inc.*	85
1	Cornerstone OnDemand, Inc.*	20
78	Corning, Inc.	1,013
1	CoStar Group, Inc.*	74
2	Cray, Inc.*	21
5	Cree, Inc.*	125
2	CSG Systems International, Inc.*	33
2	CTS Corp.	19
2	Cymer, Inc.*	108
8	Cypress Semiconductor Corp.*	106
2	Daktronics, Inc.	13
1	DDi Corp.	13
2	DealerTrack Holdings, Inc.*	55
77	Dell, Inc.*	949
1	Deltek, Inc.*	10
1	Dialogic, Inc.*	1
2	Dice Holdings, Inc.*	20
3	Diebold, Inc.	111
1	Digi International, Inc.*	9
2	Digital River, Inc.*	29
2	Diodes, Inc.*	39
3	Dolby Laboratories, Inc., Class A*	129
3	Dot Hill Systems Corp.*	4
1	DSP Group, Inc.*	6
2	DST Systems, Inc.	102
1	DTS, Inc.*	28
5	EarthLink, Inc.	40
58	eBay, Inc.*	2,273
1	Ebix, Inc.	17
2	Echelon Corp.*	7
2	EchoStar Corp., Class A*	56
1	Electro Rent Corp.	14
1	Electro Scientific Industries, Inc.	11
17	Electronic Arts, Inc.*	232
2	Electronics for Imaging, Inc.*	29
1	eMagin Corp.*	3
103	EMC Corp.*	2,457
1	Emcore Corp.*	4
4	Emulex Corp.*	27
7	Entegris, Inc.*	54
4	Entropic Communications, Inc.*	16
1	Envestnet, Inc.*	12
2	EPIQ Systems, Inc.	22
2	Equinix, Inc.*	326
3	Euronet Worldwide, Inc.*	54
2	Exar Corp.*	16
1	ExlService Holdings, Inc.*	22
5	Extreme Networks*	19
4	F5 Networks, Inc.*	414
1	Fabrinet*	12
2	FactSet Research Systems, Inc.	211
2	Fair Isaac Corp.	81
6	Fairchild Semiconductor International, Inc.*	79
2	FalconStor Software, Inc.*	5
1	FARO Technologies, Inc.*	46
2	FEI Co.*	92
12	Fidelity National Information Services, Inc.	393
4	Finisar Corp.*	57
3	First Solar, Inc.*	38
7	Fiserv, Inc.*	472
1	FleetCor Technologies, Inc.*	38
8	FLIR Systems, Inc.	171
3	FormFactor, Inc.*	18
1	Forrester Research, Inc.	32
6	Fortinet, Inc.*	127
2	Freescale Semiconductor Ltd.*	18
2	FSI International, Inc.*	7
1	Fusion-io, Inc.*	21
5	Gartner, Inc.*	203

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6	Genpact Ltd.*	$94
3	Global Cash Access Holdings, Inc.*	21
4	Global Payments, Inc.	170
1	Globecomm Systems, Inc.*	11
3	Glu Mobile, Inc.*	14
13	Google, Inc., Class A*	7,551
1	GSI Group, Inc.*	12
1	GSI Technology, Inc.*	4
6	GT Advanced Technologies, Inc.*	25
1	Guidance Software, Inc.*	8
1	Hackett Group, Inc. (The)*	5
6	Harmonic, Inc.*	26
6	Harris Corp.	239
2	Heartland Payment Systems, Inc.	58
99	Hewlett-Packard Co.	2,245
2	Higher One Holdings, Inc.*	25
2	Hittite Microwave Corp.*	99
4	IAC/InterActiveCorp	180
2	Identive Group, Inc.*	3
2	iGATE Corp.*	33
2	Imation Corp.*	11
1	Immersion Corp.*	6
5	Infinera Corp.*	32
5	Informatica Corp.*	207
2	InfoSpace, Inc.*	25
8	Ingram Micro, Inc., Class A*	143
1	Inphi Corp.*	8
2	Insight Enterprises, Inc.*	30
7	Integrated Device Technology, Inc.*	38
1	Integrated Silicon Solution, Inc.*	9
250	Intel Corp.	6,460
1	Interactive Intelligence Group, Inc.*	26
2	InterDigital, Inc.	49
3	Intermec, Inc.*	18
3	Internap Network Services Corp.*	21
61	International Business Machines Corp.	11,767
3	International Rectifier Corp.*	57
6	Intersil Corp., Class A	63
1	Intevac, Inc.*	8
2	IntraLinks Holdings, Inc.*	8
15	Intuit, Inc.	843
1	IPG Photonics Corp.*	43
2	Itron, Inc.*	72
2	Ixia*	21
1	IXYS Corp.*	10
2	j2 Global, Inc.	48
9	Jabil Circuit, Inc.	172
4	Jack Henry & Associates, Inc.	132
2	JDA Software Group, Inc.*	55
11	JDS Uniphase Corp.*	112
1	Jive Software, Inc.*	17
27	Juniper Networks, Inc.*	464
2	Kemet Corp.*	11
1	Kenexa Corp.*	29
1	Keynote Systems, Inc.	14
2	KIT Digital, Inc.*	7
8	KLA-Tencor Corp.	367
3	Kopin Corp.*	9
4	Kulicke & Soffa Industries, Inc.*	42
1	KVH Industries, Inc.*	10
6	Lam Research Corp.*	224
6	Lattice Semiconductor Corp.*	27
1	LeCroy Corp.*	14
4	Lender Processing Services, Inc.	92
4	Lexmark International, Inc., Class A	100
3	Limelight Networks, Inc.*	8
11	Linear Technology Corp.	319
3	Lionbridge Technologies, Inc.*	9
1	Liquidity Services, Inc.*	64
1	Littelfuse, Inc.	58
3	LivePerson, Inc.*	52
1	LogMeIn, Inc.*	32
1	Loral Space & Communications, Inc.	60
29	LSI Corp.*	193
2	LTX-Credence Corp.*	14
1	Manhattan Associates, Inc.*	47
1	Mantech International Corp., Class A	22
1	Marchex, Inc., Class B	4
24	Marvell Technology Group Ltd.*	301
5	Mastercard, Inc., Class A	2,033
15	Maxim Integrated Products, Inc.	377
2	MAXIMUS, Inc.	91
1	MaxLinear, Inc., Class A*	4
1	Maxwell Technologies, Inc.*	7
1	Measurement Specialties, Inc.*	33
12	MEMC Electronic Materials, Inc.*	20
5	Mentor Graphics Corp.*	70
2	Mercury Computer Systems, Inc.*	24
1	Meru Networks, Inc.*	2
2	Methode Electronics, Inc.	15
3	Micrel, Inc.	29
10	Microchip Technology, Inc.	310
43	Micron Technology, Inc.*	251
4	MICROS Systems, Inc.*	211
4	Microsemi Corp.*	71
371	Microsoft Corp.	10,829
1	Microvision, Inc.*	3
2	Mindspeed Technologies, Inc.*	6
3	MIPS Technologies, Inc.*	19
3	MKS Instruments, Inc.	78
2	ModusLink Global Solutions, Inc.*	9
7	Molex, Inc.	161
1	MoneyGram International, Inc.*	14
1	Monolithic Power Systems, Inc.*	19
2	Monotype Imaging Holdings, Inc.*	27
6	Monster Worldwide, Inc.*	52
2	MoSys, Inc.*	6
13	Motorola Solutions, Inc.	625
2	Motricity, Inc.*	1
2	Move, Inc.*	17
1	MTS Systems Corp.	39
1	Nanometrics, Inc.*	16
5	National Instruments Corp.	130
8	NCR Corp.*	171
18	NetApp, Inc.*	536
2	NETGEAR, Inc.*	63
2	Netscout Systems, Inc.*	40
1	NetSuite, Inc.*	47
3	NeuStar, Inc., Class A*	97
2	Newport Corp.*	24
3	NIC, Inc.	33
2	Novatel Wireless, Inc.*	4
3	Novellus Systems, Inc.*	125
12	Nuance Communications, Inc.*	248
30	NVIDIA Corp.*	373
3	Oclaro, Inc.*	8
3	OCZ Technology Group, Inc.*	13
3	OmniVision Technologies, Inc.*	49
22	ON Semiconductor Corp.*	148
1	OpenTable, Inc.*	40
1	Oplink Communications, Inc.*	13
1	OPNET Technologies, Inc.	25

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Opnext, Inc.*	$2
192	Oracle Corp.	5,082
1	OSI Systems, Inc.*	64
6	Parametric Technology Corp.*	121
1	Park Electrochemical Corp.	23
16	Paychex, Inc.	480
1	PDF Solutions, Inc.*	9
1	Pegasystems, Inc.	31
1	Perficient, Inc.*	11
1	Pericom Semiconductor Corp.*	8
3	Photronics, Inc.*	18
2	Plantronics, Inc.	60
2	Plexus Corp.*	56
2	PLX Technology, Inc.*	13
12	PMC-Sierra, Inc.*	77
9	Polycom, Inc.*	103
1	Power Integrations, Inc.	41
3	Power-One, Inc.*	12
2	Powerwave Technologies, Inc.*	2
1	PRGX Global, Inc.*	7
1	Procera Networks, Inc.*	21
3	Progress Software Corp.*	58
1	PROS Holdings, Inc.*	15
2	Pulse Electronics Corp.	4
4	QLIK Technologies, Inc.*	91
5	QLogic Corp.*	68
83	QUALCOMM, Inc.	4,757
11	Quantum Corp.*	21
3	Quest Software, Inc.*	75
1	QuinStreet, Inc.*	8
5	Rackspace Hosting, Inc.*	247
1	Radisys Corp.*	6
5	Rambus, Inc.*	24
2	RealD, Inc.*	24
1	RealNetworks, Inc.	9
2	RealPage, Inc.*	36
10	Red Hat, Inc.*	514
14	RF Micro Devices, Inc.*	53
1	Richardson Electronics Ltd.	12
8	Riverbed Technology, Inc.*	131
1	Rofin-Sinar Technologies, Inc.*	20
1	Rogers Corp.*	40
1	Rosetta Stone, Inc.*	14
6	Rovi Corp.*	147
1	Rubicon Technology, Inc.*	9
2	Rudolph Technologies, Inc.*	17
1	Saba Software, Inc.*	8
14	SAIC, Inc.	156
7	Salesforce.com, Inc.*	970
12	SanDisk Corp.*	392
4	Sanmina-SCI Corp.*	28
5	Sapient Corp.	55
1	ScanSource, Inc.*	30
1	SciQuest, Inc.*	16
1	Seachange International, Inc.*	8
3	Semtech Corp.*	72
1	ServiceSource International, Inc.*	12
2	ShoreTel, Inc.*	8
2	Sigma Designs, Inc.*	12
2	Silicon Graphics International Corp.*	12
4	Silicon Image, Inc.*	18
2	Silicon Laboratories, Inc.*	69
9	Skyworks Solutions, Inc.*	242
2	Smith Micro Software, Inc.*	3
3	SolarWinds, Inc.*	138
4	Solera Holdings, Inc.	178
11	Sonus Networks, Inc.*	27
1	Sourcefire, Inc.*	55
3	Spansion, Inc., Class A*	32
1	SRS Labs, Inc.*	9
1	SS&C Technologies Holdings, Inc.*	24
1	Stamps.com, Inc.*	25
1	Standard Microsystems Corp.*	37
2	STEC, Inc.*	14
2	STR Holdings, Inc.*	8
1	Stratasys, Inc.*	48
5	SunPower Corp.*	25
1	Super Micro Computer, Inc.*	16
1	Supertex, Inc.*	19
2	Support.com, Inc.*	5
1	Sycamore Networks, Inc.*	13
38	Symantec Corp.*	564
2	Symmetricom, Inc.*	11
2	Synaptics, Inc.*	54
1	Synchronoss Technologies, Inc.*	18
1	SYNNEX Corp.*	33
7	Synopsys, Inc.*	207
1	Syntel, Inc.	56
4	Take-Two Interactive Software, Inc.*	46
1	Tangoe, Inc.*	19
2	Tech Data Corp.*	95
1	TechTarget, Inc.*	5
2	TeleCommunication Systems, Inc., Class A*	3
1	TeleNav, Inc.*	6
1	TeleTech Holdings, Inc.*	15
18	Tellabs, Inc.	66
8	Teradata Corp.*	532
9	Teradyne, Inc.*	130
3	Tessera Technologies, Inc.	41
58	Texas Instruments, Inc.	1,652
3	THQ, Inc.*	2
8	TIBCO Software, Inc.*	214
6	TiVo, Inc.*	51
1	TNS, Inc.*	18
8	Total System Services, Inc.	186
6	Trimble Navigation Ltd.*	283
8	TriQuint Semiconductor, Inc.*	42
3	TTM Technologies, Inc.*	28
1	Tyler Technologies, Inc.*	37
1	Ultimate Software Group, Inc.*	80
1	Ultra Clean Holdings*	6
1	Ultratech, Inc.*	30
2	Unisys Corp.*	31
4	United Online, Inc.	16
2	Universal Display Corp.*	56
4	Unwired Planet, Inc.*	9
4	ValueClick, Inc.*	70
1	VASCO Data Security International, Inc.*	7
2	Veeco Instruments, Inc.*	69
5	VeriFone Systems, Inc.*	181
1	Verint Systems, Inc.*	29
8	VeriSign, Inc.*	306
2	ViaSat, Inc.*	84
2	VirnetX Holding Corp.*	67
1	Virtusa Corp.*	15
26	Visa, Inc., Class A	2,995
7	Vishay Intertechnology, Inc.*	74
1	Vishay Precision Group, Inc.*	14
2	Vistaprint N.V.*	68
4	VMware, Inc., Class A*	372

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Vocus, Inc.*	$16
1	Volterra Semiconductor Corp.*	28
4	Wave Systems Corp., Class A*	4
1	Web.com Group, Inc.*	16
3	WebMD Health Corp.*	69
2	Websense, Inc.*	37
3	Westell Technologies, Inc., Class A*	6
13	Western Digital Corp.*	408
32	Western Union Co. (The)	525
2	Wright Express Corp.*	112
70	Xerox Corp.	505
13	Xilinx, Inc.	416
1	XO Group, Inc.*	9
1	Xyratex Ltd.	11
61	Yahoo!, Inc.*	930
3	Zebra Technologies Corp., Class A*	100
3	Zix Corp.*	7
1	Zygo Corp.*	17
6	Zynga, Inc., Class A*	38
		137,118
	Materials — 0.7%

2	A. Schulman, Inc.	43
1	A.M. Castle & Co.*	11
11	Air Products & Chemicals, Inc.	869
4	Airgas, Inc.	347
6	AK Steel Holding Corp.	36
5	Albemarle Corp.	303
53	Alcoa, Inc.	453
5	Allegheny Technologies, Inc.	161
4	Allied Nevada Gold Corp.*	104
1	AMCOL International Corp.	28
1	American Vanguard Corp.	27
3	Aptargroup, Inc.	152
4	Ashland, Inc.	256
1	Balchem Corp.	29
8	Ball Corp.	320
5	Bemis Co., Inc.	152
4	Boise, Inc.	28
2	Buckeye Technologies, Inc.	55
3	Cabot Corp.	113
3	Calgon Carbon Corp.*	40
2	Carpenter Technology Corp.	90
8	Celanese Corp.	318
3	Century Aluminum Co.*	21
3	CF Industries Holdings, Inc.	513
5	Chemtura Corp.*	76
1	Clearwater Paper Corp.*	31
7	Cliffs Natural Resources, Inc.	334
4	Coeur d’Alene Mines Corp.*	68
6	Commercial Metals Co.	70
2	Compass Minerals International, Inc.	142
8	Crown Holdings, Inc.*	273
2	Cytec Industries, Inc.	121
1	Deltic Timber Corp.	56
2	Domtar Corp.	158
59	Dow Chemical Co. (The)	1,833
46	E.I. du Pont de Nemours & Co.	2,220
2	Eagle Materials, Inc.	64
7	Eastman Chemical Co.	326
15	Ecolab, Inc.	948
4	Ferro Corp.*	18
2	Flotek Industries, Inc.*	21
7	FMC Corp.	357
47	Freeport-McMoRan Copper & Gold, Inc.	1,506
1	FutureFuel Corp.	10
3	General Moly, Inc.*	7
2	Georgia Gulf Corp.*	60
3	Globe Specialty Metals, Inc.	35
1	Gold Resource Corp.	26
1	Golden Minerals Co.*	3
13	Golden Star Resources Ltd.*	14
8	Graphic Packaging Holding Co.*	40
2	Greif, Inc., Class A	87
2	H.B. Fuller Co.	61
1	Haynes International, Inc.	51
3	Headwaters, Inc.*	14
14	Hecla Mining Co.	59
2	Horsehead Holding Corp.*	18
10	Huntsman Corp.	128
1	Innophos Holdings, Inc.	50
1	Innospec, Inc.*	26
4	International Flavors & Fragrances, Inc.	226
22	International Paper Co.	642
3	Intrepid Potash, Inc.*	59
4	Jaguar Mining, Inc.*	5
1	Kaiser Aluminum Corp.	48
2	KapStone Paper and Packaging Corp.*	31
1	Koppers Holdings, Inc.	35
2	Kraton Performance Polymers, Inc.*	38
1	Kronos Worldwide, Inc.	17
1	Landec Corp.*	7
7	Louisiana-Pacific Corp.*	66
1	LSB Industries, Inc.*	28
16	LyondellBasell Industries N.V., Class A	631
2	Martin Marietta Materials, Inc.	135
1	Materion Corp.	22
5	McEwen Mining, Inc.*	12
8	MeadWestvaco Corp.	220
1	Metals USA Holdings Corp.*	15
4	Midway Gold Corp.*	5
1	Minerals Technologies, Inc.	63
3	Molycorp, Inc.*	59
27	Monsanto Co.	2,084
14	Mosaic Co. (The)	668
1	Myers Industries, Inc.	17
1	Neenah Paper, Inc.	26
24	Newmont Mining Corp.	1,132
1	Noranda Aluminum Holding Corp.	8
16	Nucor Corp.	572
4	Olin Corp.	77
2	OM Group, Inc.*	36
2	Omnova Solutions, Inc.*	14
8	Owens-Illinois, Inc.*	156
2	P. H. Glatfelter Co.	30
5	Packaging Corp. of America	134
6	Paramount Gold and Silver Corp.*	13
5	PolyOne Corp.	66
8	PPG Industries, Inc.	828
15	Praxair, Inc.	1,594
1	Quaker Chemical Corp.	42
4	Reliance Steel & Aluminum Co.	189
1	Revett Minerals, Inc.*	3
3	Rock-Tenn Co., Class A	155
3	Rockwood Holdings, Inc.*	145
3	Royal Gold, Inc.	203
7	RPM International, Inc.	185
2	RTI International Metals, Inc.*	42

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Schnitzer Steel Industries, Inc., Class A	$26
1	Schweitzer-Mauduit International, Inc.	67
2	Scotts Miracle-Gro Co. (The), Class A	86
10	Sealed Air Corp.	156
2	Senomyx, Inc.*	5
3	Sensient Technologies Corp.	110
4	Sherwin-Williams Co. (The)	519
6	Sigma-Aldrich Corp.	416
2	Silgan Holdings, Inc.	84
6	Solutia, Inc.	165
5	Sonoco Products Co.	154
8	Southern Copper Corp.	228
2	Spartech Corp.*	8
11	Steel Dynamics, Inc.	116
6	Stillwater Mining Co.*	51
4	SunCoke Energy, Inc.*	56
1	Texas Industries, Inc.	32
8	Thompson Creek Metals Co., Inc.*	27
4	Titanium Metals Corp.	46
1	TPC Group, Inc.*	32
1	Tredegar Corp.	14
1	U.S. Silica Holdings, Inc.*	12
7	United States Steel Corp.	142
5	Valspar Corp.	241
1	Verso Paper Corp.*	1
4	Vista Gold Corp.*	12
6	Vulcan Materials Co.	208
3	Walter Energy, Inc.	145
2	Wausau Paper Corp.	18
1	Westlake Chemical Corp.	54
3	Worthington Industries, Inc.	49
4	WR Grace & Co.*	210
1	Zep, Inc.	14
1	Zoltek Cos., Inc.*	8
		28,075
	Telecommunication Services — 0.5%

3	8x8, Inc.*	12
1	AboveNet, Inc.*	83
2	Alaska Communications Systems Group, Inc.	4
296	AT&T, Inc.	10,114
1	Cbeyond, Inc.*	6
31	CenturyLink, Inc.	1,216
10	Cincinnati Bell, Inc.*	35
11	Clearwire Corp., Class A*	13
2	Cogent Communications Group, Inc.*	36
1	Consolidated Communications Holdings, Inc.	15
15	Crown Castle International Corp.*	819
1	Fairpoint Communications, Inc.*	5
50	Frontier Communications Corp.	187
2	General Communication, Inc., Class A*	13
5	Globalstar, Inc.*	2
1	HickoryTech Corp.	10
1	IDT Corp., Class B	8
2	inContact, Inc.*	10
2	Iridium Communications, Inc.*	17
3	Leap Wireless International, Inc.*	17
8	Level 3 Communications, Inc.*	170
1	Lumos Networks Corp.	10
14	MetroPCS Communications, Inc.*	90
2	Neutral Tandem, Inc.*	27
9	NII Holdings, Inc.*	104
1	NTELOS Holdings Corp.	19
2	ORBCOMM, Inc.*	7
3	Premiere Global Services, Inc.*	25
6	SBA Communications Corp., Class A*	312
1	Shenandoah Telecommunications Co.	11
150	Sprint Nextel Corp.*	386
1	SureWest Communications	21
5	Telephone & Data Systems, Inc.	99
2	Towerstream Corp.*	7
8	tw telecom, inc.*	186
1	United States Cellular Corp.*	37
1	USA Mobility, Inc.	12
141	Verizon Communications, Inc.	5,871
7	Vonage Holdings Corp.*	13
28	Windstream Corp.	262
		20,291
	Utilities — 0.7%

33	AES Corp. (The)*	399
6	AGL Resources, Inc.	225
2	ALLETE, Inc.	78
6	Alliant Energy Corp.	262
12	Ameren Corp.	388
24	American Electric Power Co., Inc.	924
1	American States Water Co.	37
9	American Water Works Co., Inc.	308
7	Aqua America, Inc.	162
6	Atlantic Power Corp.	80
5	Atmos Energy Corp.	166
3	Avista Corp.	76
2	Black Hills Corp.	64
1	Cadiz, Inc.*	8
2	California Water Service Group	35
19	Calpine Corp.*	319
21	CenterPoint Energy, Inc.	425
1	Central Vermont Public Service Corp.	35
1	CH Energy Group, Inc.	66
3	Cleco Corp.	122
13	CMS Energy Corp.	303
15	Consolidated Edison, Inc.	905
1	Consolidated Water Co., Ltd.	8
29	Dominion Resources, Inc.	1,510
8	DTE Energy Co.	455
67	Duke Energy Corp.	1,473
5	Dynegy, Inc.*	2
16	Edison International	719
2	El Paso Electric Co.	61
2	Empire District Electric Co. (The)	40
9	Entergy Corp.	581
42	Exelon Corp.	1,553
21	FirstEnergy Corp.	983
1	Genie Energy Ltd., Class B	7
39	GenOn Energy, Inc.*	67
7	Great Plains Energy, Inc.	139
5	Hawaiian Electric Industries, Inc.	138
2	IDACORP, Inc.	79
4	Integrys Energy Group, Inc.	216
3	ITC Holdings Corp.	207
1	Laclede Group, Inc. (The)	38
9	MDU Resources Group, Inc.	202
1	MGE Energy, Inc.	45
1	Middlesex Water Co.	18
4	National Fuel Gas Co.	173
2	New Jersey Resources Corp.	84
21	NextEra Energy, Inc.	1,372
14	NiSource, Inc.	351

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
16	Northeast Utilities	$576
1	Northwest Natural Gas Co.	46
2	NorthWestern Corp.	71
11	NRG Energy, Inc.*	169
12	NV Energy, Inc.	208
5	OGE Energy Corp.	266
5	ONEOK, Inc.	415
1	Ormat Technologies, Inc.	20
2	Otter Tail Corp.	42
11	Pepco Holdings, Inc.	210
21	PG&E Corp.	918
4	Piedmont Natural Gas Co., Inc.	121
5	Pinnacle West Capital Corp.	247
4	PNM Resources, Inc.	75
4	Portland General Electric Co.	101
29	PPL Corp.	794
15	Progress Energy, Inc.	822
25	Public Service Enterprise Group, Inc.	780
9	Questar Corp.	181
6	SCANA Corp.	282
12	Sempra Energy	780
1	SJW Corp.	23
1	South Jersey Industries, Inc.	48
42	Southern Co. (The)	1,928
2	Southwest Gas Corp.	84
11	TECO Energy, Inc.	191
6	UGI Corp.	172
3	UIL Holdings Corp.	101
1	Unitil Corp.	27
2	UNS Energy Corp.	75
4	Vectren Corp.	117
6	Westar Energy, Inc.	172
3	WGL Holdings, Inc.	117
12	Wisconsin Energy Corp.	454
24	Xcel Energy, Inc.	672
1	York Water Co.	17
		27,230
	Total Common Stocks (Cost $763,519)	722,131

No. of Warrants
	Warrants — 0.0%
4	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) — 5.9%
	Federal Home Loan Bank
$197,042	0.01%, due 06/01/12	197,042
	Federal Home Loan Mortgage Corp.
36,527	0.06%, due 06/01/12	36,527
	Total U.S. Government & Agency Securities (Cost $233,569)	233,569

	Repurchase Agreements (a)(b) — 52.6%
2,085,346	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $2,085,357	2,085,346
	Total Repurchase Agreements (Cost $2,085,346)	2,085,346

	Total Investment Securities (Cost $3,082,434) — 76.6%	3,041,046
	Other assets less liabilities — 23.4%	926,856
	Net Assets — 100.0%	$3,967,902

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $— or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $851,148.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,420
Aggregate gross unrealized depreciation	(54,002)
Net unrealized depreciation	$(41,582)
Federal income tax cost of investments	$3,082,628

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	$766,284	$5,995

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	2,292,909	(49,193)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	8,499	11,242

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	2,598	215,057

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	11,966	19,561

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	840,924	135,278

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	3,291,811	157,053

		$494,993

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

Ultra MidCap400

Shares		Value
	Common Stocks (a) — 67.3%
	Consumer Discretionary — 9.2%

3,632	Aaron’s, Inc.	$96,430
3,483	Advance Auto Parts, Inc.	254,050
3,857	Aeropostale, Inc.*	71,354
2,746	AMC Networks, Inc., Class A*	105,968
9,254	American Eagle Outfitters, Inc.	178,695
2,309	Ann, Inc.*	62,089
6,440	Ascena Retail Group, Inc.*	121,909
2,050	Bally Technologies, Inc.*	95,428
1,955	Barnes & Noble, Inc.*	32,121
1,392	Bob Evans Farms, Inc.	56,432
3,751	Brinker International, Inc.	121,195
2,447	Carter’s, Inc.*	131,967
2,610	Cheesecake Factory, Inc. (The)*	84,668
8,009	Chico’s FAS, Inc.	117,011
4,855	Cinemark Holdings, Inc.	111,956
2,893	Collective Brands, Inc.*	61,534
1,848	Deckers Outdoor Corp.*	102,878
4,613	Dick’s Sporting Goods, Inc.	214,505
3,412	DreamWorks Animation SKG, Inc., Class A*	60,699
7,224	Foot Locker, Inc.	229,290
6,882	Gentex Corp.	153,469
3,191	Guess?, Inc.	85,008
4,660	Hanesbrands, Inc.*	129,828
1,880	HSN, Inc.	73,132
1,334	International Speedway Corp., Class A	32,069
865	ITT Educational Services, Inc.*	49,218
2,249	John Wiley & Sons, Inc., Class A	102,330
3,445	KB Home	24,976
2,800	Lamar Advertising Co., Class A*	68,908
2,030	Life Time Fitness, Inc.*	87,006
7,034	LKQ Corp.*	256,319
1,355	Matthews International Corp., Class A	40,813
1,810	MDC Holdings, Inc.	51,983
1,776	Meredith Corp.	52,552
2,728	Mohawk Industries, Inc.*	185,777
5,792	New York Times Co. (The), Class A*	38,517
242	NVR, Inc.*	194,762
13,415	Office Depot, Inc.*	28,842
1,420	Panera Bread Co., Class A*	208,669
5,332	PetSmart, Inc.	343,594
3,270	Polaris Industries, Inc.	248,422
3,229	PVH Corp.	261,549
4,744	RadioShack Corp.	22,012
2,706	Regis Corp.	49,547
2,832	Rent-A-Center, Inc.	95,353
7,445	Saks, Inc.*	73,408
1,201	Scholastic Corp.	32,367
2,785	Scientific Games Corp., Class A*	23,784
10,581	Service Corp. International	121,152
4,151	Signet Jewelers Ltd.	181,233
3,224	Sotheby’s	98,332
545	Strayer Education, Inc.	48,968
3,048	Tempur-Pedic International, Inc.*	140,848
2,096	Thor Industries, Inc.	64,452
7,004	Toll Brothers, Inc.*	191,069
3,406	Tractor Supply Co.	311,138
2,681	Tupperware Brands Corp.	144,908
1,756	Under Armour, Inc., Class A*	176,882
2,040	Valassis Communications, Inc.*	40,616
1,929	Warnaco Group, Inc. (The)*	85,860
14,156	Wendy’s Co. (The)	64,976
4,914	Williams-Sonoma, Inc.	171,548
2,642	WMS Industries, Inc.*	54,240
		7,220,615
	Consumer Staples — 2.8%

6,802	Church & Dwight Co., Inc.	362,139
3,640	Corn Products International, Inc.	185,968
3,150	Energizer Holdings, Inc.*	229,667
5,392	Flowers Foods, Inc.	118,732
6,213	Green Mountain Coffee Roasters, Inc.*	146,627
2,355	Harris Teeter Supermarkets, Inc.	88,383
950	Lancaster Colony Corp.	63,954
7,244	Monster Beverage Corp.*	525,914
1,318	Post Holdings, Inc.*	39,632
2,637	Ralcorp Holdings, Inc.*	167,581
7,688	Smithfield Foods, Inc.*	151,223
10,139	SUPERVALU, Inc.	45,828
1,215	Tootsie Roll Industries, Inc.	27,155
1,110	Universal Corp.	50,139
		2,202,942
	Energy — 3.6%

10,188	Arch Coal, Inc.	64,592
2,709	Atwood Oceanics, Inc.*	103,511
2,244	Bill Barrett Corp.*	43,332
948	CARBO Ceramics, Inc.	77,129
4,094	Cimarex Energy Co.	218,087
3,609	Dresser-Rand Group, Inc.*	158,363
1,653	Dril-Quip, Inc.*	100,155
3,444	Energen Corp.	152,053
5,625	Forest Oil Corp.*	46,969
5,045	Helix Energy Solutions Group, Inc.*	86,421
9,946	HollyFrontier Corp.	293,208
3,032	Northern Oil and Gas, Inc.*	54,364
5,160	Oceaneering International, Inc.	238,495
2,452	Oil States International, Inc.*	163,230
4,439	Patriot Coal Corp.*	10,520
7,384	Patterson-UTI Energy, Inc.	111,646
6,124	Plains Exploration & Production Co.*	219,178
5,652	Quicksilver Resources, Inc.*	25,264
3,062	SM Energy Co.	165,624
7,527	Superior Energy Services, Inc.*	162,884
2,449	Tidewater, Inc.	110,401
1,982	Unit Corp.*	78,864
3,399	World Fuel Services Corp.	127,462
		2,811,752
	Financials — 14.7%

2,558	Affiliated Managers Group, Inc.*	263,653
2,963	Alexandria Real Estate Equities, Inc. (REIT)	202,847
693	Alleghany Corp.*	227,997
3,561	American Campus Communities, Inc. (REIT)	156,328
3,647	American Financial Group, Inc./OH	141,832
9,412	Apollo Investment Corp.	70,025
5,495	Arthur J. Gallagher & Co.	190,896
3,380	Aspen Insurance Holdings Ltd.	95,519
8,310	Associated Banc-Corp	105,205
4,001	Astoria Financial Corp.	35,969
3,924	BancorpSouth, Inc.	52,935
2,193	Bank of Hawaii Corp.	101,624

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,367	BioMed Realty Trust, Inc. (REIT)	$132,974
3,618	BRE Properties, Inc. (REIT)	178,114
5,546	Brown & Brown, Inc.	141,978
3,764	Camden Property Trust (REIT)	245,074
3,757	Cathay General Bancorp	62,291
4,240	CBOE Holdings, Inc.	107,060
2,237	City National Corp./CA	111,134
3,782	Commerce Bancshares, Inc./MO	146,515
3,440	Corporate Office Properties Trust (REIT)	75,714
2,927	Cullen/Frost Bankers, Inc.	166,517
12,373	Duke Realty Corp. (REIT)	171,242
7,102	East West Bancorp, Inc.	159,014
5,523	Eaton Vance Corp.	134,430
2,851	Equity One, Inc. (REIT)	56,621
1,663	Essex Property Trust, Inc. (REIT)	250,215
2,567	Everest Re Group Ltd.	262,142
3,041	Federal Realty Investment Trust (REIT)	298,869
10,584	Fidelity National Financial, Inc., Class A	199,403
5,037	First American Financial Corp.	79,383
16,806	First Niagara Financial Group, Inc.	135,624
5,217	FirstMerit Corp.	82,950
9,568	Fulton Financial Corp.	96,924
1,381	Greenhill & Co., Inc.	48,155
4,048	Hancock Holding Co.	123,424
2,150	Hanover Insurance Group, Inc. (The)	83,872
4,972	HCC Insurance Holdings, Inc.	155,425
3,471	Highwoods Properties, Inc. (REIT)	111,974
2,310	Home Properties, Inc. (REIT)	138,461
5,900	Hospitality Properties Trust (REIT)	138,709
2,539	International Bancshares Corp.	46,895
8,999	Janus Capital Group, Inc.	65,693
7,182	Jefferies Group, Inc.	95,952
2,084	Jones Lang LaSalle, Inc.	151,090
2,393	Kemper Corp.	70,091
5,567	Liberty Property Trust (REIT)	193,008
6,305	Macerich Co. (The) (REIT)	359,700
4,194	Mack-Cali Realty Corp. (REIT)	114,245
1,730	Mercury General Corp.	75,428
5,801	MSCI, Inc.*	196,132
5,052	National Retail Properties, Inc. (REIT)	133,828
20,953	New York Community Bancorp, Inc.	258,770
12,387	Old Republic International Corp.	122,260
4,963	Omega Healthcare Investors, Inc. (REIT)	104,769
1,920	Potlatch Corp. (REIT)	55,027
2,256	Prosperity Bancshares, Inc.	96,376
3,902	Protective Life Corp.	102,857
5,326	Raymond James Financial, Inc.	182,043
5,848	Rayonier, Inc. (REIT)	251,289
6,371	Realty Income Corp. (REIT)	244,200
4,295	Regency Centers Corp. (REIT)	188,164
3,505	Reinsurance Group of America, Inc.	175,846
6,917	SEI Investments Co.	123,883
7,769	Senior Housing Properties Trust (REIT)	160,430
2,205	Signature Bank/NY*	135,409
4,125	SL Green Realty Corp. (REIT)	309,416
2,119	StanCorp Financial Group, Inc.	73,762
2,084	SVB Financial Group*	124,331
37,842	Synovus Financial Corp.	72,278
2,773	Taubman Centers, Inc. (REIT)	202,429
7,549	TCF Financial Corp.	89,003
3,067	Trustmark Corp.	74,896
10,668	UDR, Inc. (REIT)	276,301
9,409	Valley National Bancorp	105,287
5,335	W. R. Berkley Corp.	204,437
4,088	Waddell & Reed Financial, Inc., Class A	117,366
5,134	Washington Federal, Inc.	84,249
3,512	Webster Financial Corp.	71,188
5,772	Weingarten Realty Investors (REIT)	147,648
1,341	Westamerica Bancorp.	59,956
		11,454,970
	Health Care — 7.3%

9,100	Allscripts Healthcare Solutions, Inc.*	98,462
2,298	AMERIGROUP Corp.*	143,395
943	Bio-Rad Laboratories, Inc., Class A*	93,932
2,400	Catalyst Health Solutions, Inc.*	208,488
2,335	Charles River Laboratories International, Inc.*	77,942
4,221	Community Health Systems, Inc.*	92,904
2,278	Cooper Cos., Inc. (The)	194,040
2,649	Covance, Inc.*	122,914
5,575	Endo Health Solutions, Inc.*	181,299
2,160	Gen-Probe, Inc.*	174,766
12,153	Health Management Associates, Inc., Class A*	77,901
3,957	Health Net, Inc.*	101,378
4,288	Henry Schein, Inc.*	318,641
2,958	Hill-Rom Holdings, Inc.	86,995
4,107	HMS Holdings Corp.*	110,027
12,599	Hologic, Inc.*	211,159
2,630	IDEXX Laboratories, Inc.*	223,129
2,310	LifePoint Hospitals, Inc.*	85,054
4,156	Lincare Holdings, Inc.	95,297
2,783	Masimo Corp.*	52,348
2,814	Medicis Pharmaceutical Corp., Class A	101,585
2,345	MEDNAX, Inc.*	143,068
1,504	Mettler-Toledo International, Inc.*	234,805
5,426	Omnicare, Inc.	171,028
3,035	Owens & Minor, Inc.	86,406
3,637	Regeneron Pharmaceuticals, Inc.*	493,359
6,887	ResMed, Inc.*	213,359
2,753	STERIS Corp.	82,205
1,761	Techne Corp.	119,502
1,947	Teleflex, Inc.	115,652
2,791	Thoratec Corp.*	84,679
2,562	United Therapeutics Corp.*	113,343
4,620	Universal Health Services, Inc., Class B	179,025
4,171	VCA Antech, Inc.*	89,843
10,047	Vertex Pharmaceuticals, Inc.*	603,222
2,047	WellCare Health Plans, Inc.*	115,594
		5,696,746
	Industrials — 11.1%

2,011	Acuity Brands, Inc.	109,599
5,594	AECOM Technology Corp.*	91,126
4,643	AGCO Corp.*	186,695
3,387	Alaska Air Group, Inc.*	116,174
2,000	Alexander & Baldwin, Inc.	102,040
1,577	Alliant Techsystems, Inc.	77,194

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,666	AMETEK, Inc.	$388,743
4,964	BE Aerospace, Inc.*	215,040
2,239	Brink’s Co. (The)	50,982
2,951	Carlisle Cos., Inc.	153,393
2,401	CLARCOR, Inc.	117,169
2,262	Clean Harbors, Inc.*	140,402
2,664	Con-way, Inc.	94,172
5,099	Copart, Inc.*	138,234
1,591	Corporate Executive Board Co. (The)	57,817
4,755	Corrections Corp. of America*	123,963
2,318	Crane Co.	87,829
2,433	Deluxe Corp.	56,251
7,114	Donaldson Co., Inc.	254,468
1,464	Esterline Technologies Corp.*	94,560
8,825	Exelis, Inc.	88,250
7,540	Fortune Brands Home & Security, Inc.*	170,555
1,987	FTI Consulting, Inc.*	62,730
2,420	Gardner Denver, Inc.	130,874
2,231	GATX Corp.	85,425
2,377	General Cable Corp.*	67,649
2,859	Graco, Inc.	137,718
1,643	Granite Construction, Inc.	37,658
3,847	Harsco Corp.	77,325
2,769	Herman Miller, Inc.	51,171
2,144	HNI Corp.	49,548
2,847	Hubbell, Inc., Class B	224,685
2,331	Huntington Ingalls Industries, Inc.*	85,734
4,003	IDEX Corp.	159,039
4,533	ITT Corp.	93,062
4,305	J.B. Hunt Transport Services, Inc.	245,945
9,818	JetBlue Airways Corp.*	51,348
5,251	Kansas City Southern	346,461
7,071	KBR, Inc.	180,098
3,809	Kennametal, Inc.	132,401
2,668	Kirby Corp.*	140,817
2,282	Korn/Ferry International*	31,035
2,232	Landstar System, Inc.	117,626
2,429	Lennox International, Inc.	104,180
4,001	Lincoln Electric Holdings, Inc.	190,368
3,828	Manpower, Inc.	137,617
1,472	Mine Safety Appliances Co.	60,470
2,200	MSC Industrial Direct Co., Inc., Class A	157,762
2,720	Nordson Corp.	145,819
4,373	Oshkosh Corp.*	89,515
4,711	Pentair, Inc.	192,020
1,988	Regal-Beloit Corp.	119,857
3,087	Rollins, Inc.	65,568
3,112	Shaw Group, Inc. (The)*	79,045
2,448	SPX Corp.	175,840
5,245	Terex Corp.*	87,224
4,015	Timken Co.	191,516
2,418	Towers Watson & Co., Class A	145,709
3,831	Trinity Industries, Inc.	94,626
2,061	Triumph Group, Inc.	123,330
3,953	United Rentals, Inc.*	136,576
3,802	URS Corp.	137,518
4,910	UTi Worldwide, Inc.	76,792
1,075	Valmont Industries, Inc.	123,088
5,886	Waste Connections, Inc.	182,172
1,356	Watsco, Inc.	99,815
2,123	Werner Enterprises, Inc.	51,674
2,294	Westinghouse Air Brake Technologies Corp.	166,567
2,869	Woodward, Inc.	108,190
		8,665,863
	Information Technology — 10.7%

1,871	ACI Worldwide, Inc.*	71,454
3,735	Acxiom Corp.*	52,551
3,048	ADTRAN, Inc.	89,093
1,535	Advent Software, Inc.*	40,048
2,390	Alliance Data Systems Corp.*	301,140
4,432	ANSYS, Inc.*	274,230
4,527	AOL, Inc.*	124,176
5,345	Arrow Electronics, Inc.*	181,249
21,539	Atmel Corp.*	150,773
6,928	Avnet, Inc.*	211,235
5,925	Broadridge Financial Solutions, Inc.	119,863
13,086	Cadence Design Systems, Inc.*	133,477
4,712	Ciena Corp.*	63,848
10,440	Compuware Corp.*	93,960
2,240	Concur Technologies, Inc.*	138,544
5,534	Convergys Corp.*	77,199
5,089	CoreLogic, Inc.*	86,462
5,520	Cree, Inc.*	138,386
7,396	Cypress Semiconductor Corp.*	97,553
2,986	Diebold, Inc.	110,512
1,604	DST Systems, Inc.	81,964
2,229	Equinix, Inc.*	363,572
2,155	FactSet Research Systems, Inc.	227,202
1,721	Fair Isaac Corp.	69,976
6,016	Fairchild Semiconductor International, Inc.*	79,471
4,460	Gartner, Inc.*	181,433
3,743	Global Payments, Inc.	159,003
5,129	Informatica Corp.*	212,495
7,169	Ingram Micro, Inc., Class A*	127,823
6,754	Integrated Device Technology, Inc.*	37,079
3,299	International Rectifier Corp.*	62,153
6,048	Intersil Corp., Class A	63,806
1,902	Itron, Inc.*	68,149
4,145	Jack Henry & Associates, Inc.	136,826
5,726	Lam Research Corp.*	213,580
4,032	Lender Processing Services, Inc.	93,059
1,110	Mantech International Corp., Class A	24,198
11,023	MEMC Electronic Materials, Inc.*	18,408
4,443	Mentor Graphics Corp.*	62,646
3,818	MICROS Systems, Inc.*	201,438
5,880	Monster Worldwide, Inc.*	50,568
4,438	National Instruments Corp.	115,566
7,561	NCR Corp.*	161,957
3,219	NeuStar, Inc., Class A*	103,587
5,662	Parametric Technology Corp.*	114,372
2,053	Plantronics, Inc.	61,775
8,477	Polycom, Inc.*	96,977
4,713	QLogic Corp.*	64,144
2,710	Quest Software, Inc.*	67,750
4,980	Rackspace Hosting, Inc.*	246,361
13,194	RF Micro Devices, Inc.*	49,741
7,524	Riverbed Technology, Inc.*	123,394
5,124	Rovi Corp.*	125,179
3,109	Semtech Corp.*	74,896
2,017	Silicon Laboratories, Inc.*	69,647
9,000	Skyworks Solutions, Inc.*	241,740
3,346	Solera Holdings, Inc.	148,562
6,964	Synopsys, Inc.*	205,786
1,971	Tech Data Corp.*	93,839
17,440	Tellabs, Inc.	63,830

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,959	TIBCO Software, Inc.*	$212,903
5,942	Trimble Navigation Ltd.*	280,254
3,837	ValueClick, Inc.*	67,301
5,061	VeriFone Systems, Inc.*	182,753
7,509	Vishay Intertechnology, Inc.*	79,746
1,848	Wright Express Corp.*	103,599
2,484	Zebra Technologies Corp., Class A*	83,140
		8,329,401
	Materials — 4.2%

4,248	Albemarle Corp.	257,854
3,159	Aptargroup, Inc.	160,067
3,740	Ashland, Inc.	239,098
3,012	Cabot Corp.	113,854
2,100	Carpenter Technology Corp.	94,626
5,521	Commercial Metals Co.	64,485
1,577	Compass Minerals International, Inc.	112,219
2,189	Cytec Industries, Inc.	132,347
1,756	Domtar Corp.	138,917
1,467	Greif, Inc., Class A	64,167
2,515	Intrepid Potash, Inc.*	49,369
6,551	Louisiana-Pacific Corp.*	61,710
2,179	Martin Marietta Materials, Inc.	147,017
847	Minerals Technologies, Inc.	53,590
506	NewMarket Corp.	105,658
3,824	Olin Corp.	73,306
4,610	Packaging Corp. of America	123,686
3,585	Reliance Steel & Aluminum Co.	169,248
3,372	Rock-Tenn Co., Class A	173,961
6,270	RPM International, Inc.	165,277
2,063	Scotts Miracle-Gro Co. (The), Class A	89,060
2,402	Sensient Technologies Corp.	87,721
2,370	Silgan Holdings, Inc.	99,066
4,803	Sonoco Products Co.	147,788
10,462	Steel Dynamics, Inc.	110,270
4,458	Valspar Corp.	214,920
2,503	Worthington Industries, Inc.	40,674
		3,289,955
	Telecommunication Services — 0.3%

4,611	Telephone & Data Systems, Inc.	91,529
7,165	tw telecom, inc.*	166,156
		257,685
	Utilities — 3.4%

5,303	Alliant Energy Corp.	231,688
6,634	Aqua America, Inc.	153,245
4,309	Atmos Energy Corp.	142,800
2,098	Black Hills Corp.	67,514
2,905	Cleco Corp.	118,640
6,504	Great Plains Energy, Inc.	129,560
4,593	Hawaiian Electric Industries, Inc.	126,813
2,386	IDACORP, Inc.	93,746
9,019	MDU Resources Group, Inc.	202,657
3,968	National Fuel Gas Co.	171,537
11,273	NV Energy, Inc.	195,023
4,685	OGE Energy Corp.	249,429
3,805	PNM Resources, Inc.	70,963
8,499	Questar Corp.	170,575
5,356	UGI Corp.	153,610
3,914	Vectren Corp.	114,759
6,020	Westar Energy, Inc.	172,292
2,460	WGL Holdings, Inc.	95,817
		2,660,668
	Total Common Stocks (Cost $51,099,674)	52,590,597

Principal Amount
	U.S. Government & Agency Securities (a) — 4.2%
	Federal Home Loan Bank
$2,761,723	0.01%, due 06/01/12	2,761,723
	Federal Home Loan Mortgage Corp.
511,967	0.06%, due 06/01/12	511,967
	Total U.S. Government & Agency Securities (Cost $3,273,690)	3,273,690

	Repurchase Agreements (a)(b) — 26.5%
20,671,889	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $20,671,997	20,671,889
	Total Repurchase Agreements (Cost $20,671,889)	20,671,889

	Total Investment Securities (Cost $75,045,253) — 98.0%	76,536,176
	Other assets less liabilities — 2.0%	1,540,710
	Net Assets — 100.0%	$78,076,886

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $22,482,919.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,096,587
Aggregate gross unrealized depreciation	(2,618,975)
Net unrealized appreciation	$1,477,612
Federal income tax cost of investments	$75,058,564

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	36	06/15/12	$3,329,640	$(31,454)

Cash collateral in the amount of $258,801 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$53,138,155	$3,352,356

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	417,116	(198,986)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	375,169	(38,074)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	16,997,229	331,427

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	856,948	(30,101)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	27,979,325	(2,254,660)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	492,401	(180,531)

		$981,431

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

Ultra SmallCap600

Shares		Value
	Common Stocks (a) — 68.2%
	Consumer Discretionary — 11.0%

1,205	American Greetings Corp., Class A	$16,906
613	American Public Education, Inc.*	17,428
936	Arbitron, Inc.	31,300
434	Arctic Cat, Inc.*	15,693
746	Big 5 Sporting Goods Corp.	4,856
49	Biglari Holdings, Inc.*	19,183
833	BJ’s Restaurants, Inc.*	36,477
476	Blue Nile, Inc.*	15,370
177	Blyth, Inc.	13,225
1,870	Boyd Gaming Corp.*	14,249
1,440	Brown Shoe Co., Inc.	17,122
3,058	Brunswick Corp.	66,970
916	Buckle, Inc. (The)	35,852
630	Buffalo Wild Wings, Inc.*	53,619
1,464	Cabela’s, Inc.*	51,738
2,230	Callaway Golf Co.	12,310
470	Capella Education Co.*	14,434
1,829	Career Education Corp.*	11,962
999	Cato Corp. (The), Class A	28,671
623	CEC Entertainment, Inc.	21,780
853	Children’s Place Retail Stores, Inc. (The)*	39,212
1,235	Christopher & Banks Corp.	1,482
1,041	Coinstar, Inc.*	63,949
3,043	Coldwater Creek, Inc.*	2,526
2,910	Corinthian Colleges, Inc.*	7,973
787	Cracker Barrel Old Country Store, Inc.	48,219
3,080	Crocs, Inc.*	52,083
938	Digital Generation, Inc.*	8,920
535	DineEquity, Inc.*	25,680
650	Drew Industries, Inc.*	17,257
1,062	E.W. Scripps Co. (The), Class A*	9,547
891	Ethan Allen Interiors, Inc.	20,056
3,726	Fifth & Pacific Co., Inc.*	44,600
1,780	Finish Line, Inc. (The), Class A	36,704
1,270	Fred’s, Inc., Class A	17,463
830	Genesco, Inc.*	55,195
779	Group 1 Automotive, Inc.	40,788
1,507	Harte-Hanks, Inc.	12,719
654	Haverty Furniture Cos., Inc.	7,940
1,083	Helen of Troy Ltd.*	34,093
908	Hibbett Sports, Inc.*	50,875
2,141	Hillenbrand, Inc.	40,187
1,449	Hot Topic, Inc.	14,360
2,486	Iconix Brand Group, Inc.*	37,240
1,364	Interval Leisure Group, Inc.	22,711
937	iRobot Corp.*	19,846
1,511	Jack in the Box, Inc.*	39,059
883	JAKKS Pacific, Inc.	16,327
953	JoS. A. Bank Clothiers, Inc.*	42,275
529	Kirkland’s, Inc.*	5,734
941	K-Swiss, Inc., Class A*	2,814
1,774	La-Z-Boy, Inc.*	25,031
775	Lincoln Educational Services Corp.	4,495
739	Lithia Motors, Inc., Class A	18,046
4,990	Live Nation Entertainment, Inc.*	46,657
961	Lumber Liquidators Holdings, Inc.*	27,955
644	M/I Homes, Inc.*	9,673
807	Maidenform Brands, Inc.*	15,575
681	Marcus Corp.	9,078
803	MarineMax, Inc.*	7,741
925	Marriott Vacations Worldwide Corp.*	26,178
1,757	Men’s Wearhouse, Inc. (The)	63,234
965	Meritage Homes Corp.*	28,960
393	Monarch Casino & Resort, Inc.*	3,643
1,058	Monro Muffler Brake, Inc.	35,750
597	Movado Group, Inc.	16,537
929	Multimedia Games Holding Co., Inc.*	11,715
931	Nutrisystem, Inc.	9,543
2,955	OfficeMax, Inc.*	14,391
476	Oxford Industries, Inc.	21,920
726	P.F. Chang’s China Bistro, Inc.	37,222
633	Papa John’s International, Inc.*	29,447
450	Peet’s Coffee & Tea, Inc.*	26,811
1,809	Pep Boys-Manny Moe & Jack (The)	16,788
416	Perry Ellis International, Inc.*	7,825
673	PetMed Express, Inc.	7,679
2,131	Pinnacle Entertainment, Inc.*	20,841
1,628	Pool Corp.	60,187
4,198	Quiksilver, Inc.*	11,544
380	Red Robin Gourmet Burgers, Inc.*	12,160
2,147	Ruby Tuesday, Inc.*	15,415
537	rue21, inc.*	14,220
1,209	Ruth’s Hospitality Group, Inc.*	7,931
1,524	Ryland Group, Inc. (The)	34,077
1,937	Select Comfort Corp.*	52,996
1,884	Shuffle Master, Inc.*	29,880
1,269	Skechers U.S.A., Inc., Class A*	21,560
1,191	Sonic Automotive, Inc., Class A	17,734
2,076	Sonic Corp.*	17,708
1,152	Spartan Motors, Inc.	5,184
1,043	Stage Stores, Inc.	17,929
668	Standard Motor Products, Inc.	9,025
3,470	Standard Pacific Corp.*	17,905
924	Stein Mart, Inc.*	6,690
1,342	Steven Madden Ltd.*	54,405
655	Sturm Ruger & Co., Inc.	25,525
811	Superior Industries International, Inc.	13,617
2,044	Texas Roadhouse, Inc.	37,160
873	True Religion Apparel, Inc.	25,605
1,434	Tuesday Morning Corp.*	5,994
507	Universal Electronics, Inc.*	6,642
737	Universal Technical Institute, Inc.	8,984
1,002	Vitamin Shoppe, Inc.*	49,619
642	VOXX International Corp.*	6,330
999	Winnebago Industries, Inc.*	8,951
1,668	Wolverine World Wide, Inc.	70,907
894	Zale Corp.*	2,092
748	Zumiez, Inc.*	27,519
		2,575,209
	Consumer Staples — 3.1%

2,995	Alliance One International, Inc.*	8,596
630	Andersons, Inc. (The)	27,436
1,659	B&G Foods, Inc.	39,949
292	Boston Beer Co., Inc. (The), Class A*	30,616
431	Calavo Growers, Inc.	11,805
491	Cal-Maine Foods, Inc.	17,450
1,305	Casey’s General Stores, Inc.	73,902
1,448	Central Garden and Pet Co., Class A*	13,351
4,022	Darling International, Inc.*	56,348
757	Diamond Foods, Inc.	15,973
1,522	Hain Celestial Group, Inc. (The)*	84,456
555	Inter Parfums, Inc.	8,713
496	J&J Snack Foods Corp.	27,315
471	Medifast, Inc.*	8,506

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
418	Nash Finch Co.	$8,615
1,730	Prestige Brands Holdings, Inc.*	23,753
649	Sanderson Farms, Inc.	35,656
314	Seneca Foods Corp., Class A*	6,842
1,606	Snyder’s-Lance, Inc.	41,419
783	Spartan Stores, Inc.	13,115
1,231	TreeHouse Foods, Inc.*	70,179
1,672	United Natural Foods, Inc.*	84,770
547	WD-40 Co.	25,589
		734,354
	Energy — 2.7%

913	Approach Resources, Inc.*	25,591
1,008	Basic Energy Services, Inc.*	11,431
1,223	Bristow Group, Inc.	48,981
2,088	Cloud Peak Energy, Inc.*	32,322
1,651	Comstock Resources, Inc.*	24,682
437	Contango Oil & Gas Co.*	22,960
2,145	Exterran Holdings, Inc.*	24,753
684	GeoResources, Inc.*	24,419
494	Gulf Island Fabrication, Inc.	12,350
1,544	Gulfport Energy Corp.*	28,533
1,200	Hornbeck Offshore Services, Inc.*	40,068
4,375	ION Geophysical Corp.*	26,512
1,138	Lufkin Industries, Inc.	65,401
883	Matrix Service Co.*	9,174
898	Overseas Shipholding Group, Inc.	9,806
218	OYO Geospace Corp.*	20,228
1,567	Penn Virginia Corp.	8,807
1,033	Petroleum Development Corp.*	25,660
1,956	Petroquest Energy, Inc.*	9,682
2,109	Pioneer Drilling Co.*	15,691
718	SEACOR Holdings, Inc.*	61,899
1,676	Stone Energy Corp.*	39,487
1,458	Swift Energy Co.*	29,029
2,658	TETRA Technologies, Inc.*	16,985
		634,451
	Financials — 13.6%

1,467	Acadia Realty Trust (REIT)	32,817
623	AMERISAFE, Inc.*	17,064
1,588	Bank Mutual Corp.	5,463
984	Bank of the Ozarks, Inc.	28,575
2,673	BBCN Bancorp, Inc.*	28,842
2,675	Boston Private Financial Holdings, Inc.	24,128
2,407	Brookline Bancorp, Inc.	21,158
689	Calamos Asset Management, Inc., Class A	7,496
1,007	Cash America International, Inc.	44,791
1,950	Cedar Realty Trust, Inc. (REIT)	9,360
507	City Holding Co.	16,315
3,012	Colonial Properties Trust (REIT)	63,885
1,356	Columbia Banking System, Inc.	24,571
1,344	Community Bank System, Inc.	35,764
3,570	Cousins Properties, Inc. (REIT)	25,847
3,018	CVB Financial Corp.	32,866
5,758	DiamondRock Hospitality Co. (REIT)	57,235
962	Dime Community Bancshares, Inc.	12,564
955	EastGroup Properties, Inc. (REIT)	47,339
687	eHealth, Inc.*	11,013
1,118	Employers Holdings, Inc.	18,894
1,600	Entertainment Properties Trust (REIT)	66,032
3,490	Extra Space Storage, Inc. (REIT)	98,976
1,504	EZCORP, Inc., Class A*	35,494
1,356	Financial Engines, Inc.*	28,449
703	First BanCorp./Puerto Rico*	2,566
1,011	First Cash Financial Services, Inc.*	37,872
3,601	First Commonwealth Financial Corp.	22,578
1,999	First Financial Bancorp	30,705
1,078	First Financial Bankshares, Inc.	34,561
2,562	First Midwest Bancorp, Inc./IL	25,851
4,777	FNB Corp./PA	50,732
1,189	Forestar Group, Inc.*	16,040
2,474	Franklin Street Properties Corp. (REIT)	24,146
927	Getty Realty Corp. (REIT)	14,925
2,466	Glacier Bancorp, Inc.	35,387
1,079	Hanmi Financial Corp.*	10,132
2,673	Healthcare Realty Trust, Inc. (REIT)	58,485
765	Home BancShares, Inc./AR	21,519
1,365	Horace Mann Educators Corp.	23,355
736	Independent Bank Corp./MA	19,894
404	Infinity Property & Casualty Corp.	21,679
2,655	Inland Real Estate Corp. (REIT)	21,824
1,329	Interactive Brokers Group, Inc., Class A	18,952
1,341	Investment Technology Group, Inc.*	12,713
2,343	Kilroy Realty Corp. (REIT)	107,567
2,182	Kite Realty Group Trust (REIT)	10,343
2,937	LaSalle Hotel Properties (REIT)	81,002
4,635	Lexington Realty Trust (REIT)	38,517
1,043	LTC Properties, Inc. (REIT)	33,658
1,750	Meadowbrook Insurance Group, Inc.	15,557
4,637	Medical Properties Trust, Inc. (REIT)	41,733
1,404	Mid-America Apartment Communities, Inc. (REIT)	94,616
1,382	National Financial Partners Corp.*	18,381
4,227	National Penn Bancshares, Inc.	37,663
368	Navigators Group, Inc. (The)*	17,830
1,140	NBT Bancorp, Inc.	22,652
3,343	Northwest Bancshares, Inc.	38,344
3,245	Old National Bancorp/IN	37,610
1,560	Oritani Financial Corp.	21,356
1,151	PacWest Bancorp	26,254
754	Parkway Properties, Inc./MD (REIT)	7,947
1,902	Pennsylvania Real Estate Investment Trust (REIT)	24,117
1,186	Pinnacle Financial Partners, Inc.*	20,233
540	Piper Jaffray Cos.*	11,831
1,825	Post Properties, Inc. (REIT)	88,348
731	Presidential Life Corp.	6,440
2,062	PrivateBancorp, Inc.	30,373
1,047	ProAssurance Corp.	92,283
4,209	Prospect Capital Corp.	45,331
1,842	Provident Financial Services, Inc.	25,696
636	PS Business Parks, Inc. (REIT)	41,906
573	RLI Corp.	38,185
965	S&T Bancorp, Inc.	16,569
520	Safety Insurance Group, Inc.	20,857
404	Saul Centers, Inc. (REIT)	16,225
1,877	Selective Insurance Group, Inc.	31,721
591	Simmons First National Corp., Class A	14,054
994	Sovran Self Storage, Inc. (REIT)	49,054
1,061	Sterling Bancorp/NY	9,655
662	Stewart Information Services Corp.	9,155
1,843	Stifel Financial Corp.*	58,589
6,410	Susquehanna Bancshares, Inc.	61,728
1,007	SWS Group, Inc.	5,790

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,112	Tanger Factory Outlet Centers (REIT)	$96,503
1,295	Texas Capital Bancshares, Inc.*	50,220
305	Tompkins Financial Corp.	11,166
1,345	Tower Group, Inc.	26,402
3,208	TrustCo Bank Corp NY	16,617
1,112	UMB Financial Corp.	54,232
3,836	Umpqua Holdings Corp.	49,216
1,549	United Bankshares, Inc./WV	39,685
651	United Community Banks, Inc./GA*	5,358
707	United Fire Group, Inc.	15,024
435	Universal Health Realty Income Trust (REIT)	16,813
798	Urstadt Biddle Properties, Inc., Class A (REIT)	14,204
1,114	ViewPoint Financial Group, Inc.	16,988
264	Virtus Investment Partners, Inc.*	18,712
2,053	Wilshire Bancorp, Inc.*	10,286
1,244	Wintrust Financial Corp.	42,308
508	World Acceptance Corp.*	34,768
		3,186,526
	Health Care — 7.5%

743	Abaxis, Inc.*	24,326
2,415	Affymetrix, Inc.*	11,447
385	Air Methods Corp.*	35,093
2,309	Akorn, Inc.*	31,518
2,368	Align Technology, Inc.*	73,953
283	Almost Family, Inc.*	6,291
1,029	Amedisys, Inc.*	11,288
1,386	AMN Healthcare Services, Inc.*	8,316
1,080	Amsurg Corp.*	29,506
419	Analogic Corp.	27,629
2,095	Arqule, Inc.*	12,444
853	Bio-Reference Labs, Inc.*	16,403
1,014	Cambrex Corp.*	7,291
694	Cantel Medical Corp.	15,171
1,746	Centene Corp.*	63,101
657	Chemed Corp.	36,496
376	Computer Programs & Systems, Inc.	20,454
960	CONMED Corp.	25,718
217	Corvel Corp.*	9,641
1,071	Cross Country Healthcare, Inc.*	4,862
950	CryoLife, Inc.*	4,389
2,159	Cubist Pharmaceuticals, Inc.*	86,619
850	Cyberonics, Inc.*	32,768
851	Emergent Biosolutions, Inc.*	12,271
567	Ensign Group, Inc. (The)	14,402
1,151	Enzo Biochem, Inc.*	2,095
1,503	eResearchTechnology, Inc.*	11,874
1,056	Gentiva Health Services, Inc.*	5,924
803	Greatbatch, Inc.*	16,670
862	Haemonetics Corp.*	60,090
1,168	Hanger Orthopedic Group, Inc.*	25,194
1,141	Healthways, Inc.*	7,474
356	Hi-Tech Pharmacal Co., Inc.*	10,285
418	ICU Medical, Inc.*	21,506
681	Integra LifeSciences Holdings Corp.*	24,182
1,092	Invacare Corp.	16,260
566	IPC The Hospitalist Co., Inc.*	19,804
267	Kensey Nash Corp.	10,266
1,787	Kindred Healthcare, Inc.*	14,779
325	Landauer, Inc.	16,390
542	LHC Group, Inc.*	9,079
932	Magellan Health Services, Inc.*	39,302
1,863	Medicines Co. (The)*	40,949
757	Medidata Solutions, Inc.*	21,393
1,414	Meridian Bioscience, Inc.	26,781
1,441	Merit Medical Systems, Inc.*	18,733
975	Molina Healthcare, Inc.*	24,872
1,514	Momenta Pharmaceuticals, Inc.*	20,878
435	MWI Veterinary Supply, Inc.*	40,433
1,007	Natus Medical, Inc.*	11,278
806	Neogen Corp.*	31,386
1,463	NuVasive, Inc.*	28,909
1,139	Omnicell, Inc.*	14,910
672	Palomar Medical Technologies, Inc.*	5,591
1,253	Par Pharmaceutical Cos., Inc.*	44,908
2,040	PAREXEL International Corp.*	54,590
1,010	PharMerica Corp.*	10,029
1,758	PSS World Medical, Inc.*	35,564
1,356	Quality Systems, Inc.	38,795
2,181	Questcor Pharmaceuticals, Inc.*	90,293
2,038	Salix Pharmaceuticals Ltd.*	105,589
2,460	Savient Pharmaceuticals, Inc.*	1,782
1,731	Spectrum Pharmaceuticals, Inc.*	20,062
499	SurModics, Inc.*	6,951
1,245	Symmetry Medical, Inc.*	9,636
2,425	ViroPharma, Inc.*	48,840
1,159	West Pharmaceutical Services, Inc.	55,400
		1,741,123
	Industrials — 10.5%

1,324	A. O. Smith Corp.	61,116
642	AAON, Inc.	12,031
1,382	AAR Corp.	16,653
1,659	ABM Industries, Inc.	35,619
2,337	Actuant Corp., Class A	61,159
1,349	Aegion Corp.*	21,274
625	Aerovironment, Inc.*	13,925
966	Albany International Corp., Class A	17,620
516	Allegiant Travel Co.*	33,463
304	American Science & Engineering, Inc.	14,729
961	Apogee Enterprises, Inc.	14,204
1,441	Applied Industrial Technologies, Inc.	54,340
873	Arkansas Best Corp.	11,043
686	Astec Industries, Inc.*	18,831
431	AZZ, Inc.	23,115
1,606	Barnes Group, Inc.	37,372
1,576	Belden, Inc.	49,250
1,798	Brady Corp., Class A	49,337
1,707	Briggs & Stratton Corp.	28,848
297	Cascade Corp.	14,838
440	CDI Corp.	7,383
829	Ceradyne, Inc.	20,883
591	CIRCOR International, Inc.	19,024
1,283	Comfort Systems USA, Inc.	11,650
301	Consolidated Graphics, Inc.*	8,780
541	Cubic Corp.	23,479
1,602	Curtiss-Wright Corp.	48,685
1,034	Dolan Co. (The)*	7,414
1,166	Dycom Industries, Inc.*	22,830
2,283	EMCOR Group, Inc.	62,440
747	Encore Capital Group, Inc.*	18,107
660	Encore Wire Corp.	16,507
1,636	EnerSys*	53,955
706	EnPro Industries, Inc.*	27,195
915	ESCO Technologies, Inc.	31,934
457	Exponent, Inc.*	21,580
2,134	Federal Signal Corp.*	10,627
984	Forward Air Corp.	31,222

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
649	Franklin Electric Co., Inc.	$31,749
645	G&K Services, Inc., Class A	18,821
2,017	GenCorp, Inc.*	12,344
2,097	Geo Group, Inc. (The)*	45,631
1,044	Gibraltar Industries, Inc.*	10,670
1,588	Griffon Corp.	12,720
2,294	Healthcare Services Group, Inc.	44,848
1,957	Heartland Express, Inc.	27,868
612	Heidrick & Struggles International, Inc.	10,049
1,294	Hub Group, Inc., Class A*	45,238
1,873	II-VI, Inc.*	35,400
768	Insperity, Inc.	19,284
1,974	Interface, Inc.	25,050
983	John Bean Technologies Corp.	13,693
900	Kaman Corp.	26,325
1,096	Kaydon Corp.	24,452
975	Kelly Services, Inc., Class A	11,398
2,018	Knight Transportation, Inc.	33,822
129	Lawson Products, Inc.	1,265
436	Lindsay Corp.	24,263
588	Lydall, Inc.*	7,321
1,251	Mobile Mini, Inc.*	17,189
1,551	Moog, Inc., Class A*	58,969
1,311	Mueller Industries, Inc.	55,691
165	National Presto Industries, Inc.	11,065
1,785	Navigant Consulting, Inc.*	21,366
699	NCI Building Systems, Inc.*	6,794
1,614	Old Dominion Freight Line, Inc.*	70,306
1,456	On Assignment, Inc.*	24,257
2,020	Orbital Sciences Corp.*	22,604
930	Orion Marine Group, Inc.*	6,212
587	Portfolio Recovery Associates, Inc.*	40,568
305	Powell Industries, Inc.*	11,218
1,252	Quanex Building Products Corp.	20,671
1,479	Resources Connection, Inc.	17,748
1,560	Robbins & Myers, Inc.	71,120
1,390	Simpson Manufacturing Co., Inc.	38,628
1,748	SkyWest, Inc.	12,323
434	Standex International Corp.	17,659
1,346	Sykes Enterprises, Inc.*	20,257
1,258	Teledyne Technologies, Inc.*	74,952
647	Tennant Co.	27,303
2,164	Tetra Tech, Inc.*	54,078
1,031	Toro Co. (The)	76,820
1,325	TrueBlue, Inc.*	19,809
524	UniFirst Corp.	29,983
1,445	United Stationers, Inc.	36,486
671	Universal Forest Products, Inc.	25,263
691	Viad Corp.	12,238
674	Vicor Corp.	4,057
1,003	Watts Water Technologies, Inc., Class A	33,149
		2,453,456
	Information Technology — 12.7%

1,137	3D Systems Corp.*	34,565
1,382	Advanced Energy Industries, Inc.*	18,864
502	Agilysys, Inc.*	3,655
953	Anixter International, Inc.	54,807
3,945	Arris Group, Inc.*	48,642
1,087	ATMI, Inc.*	21,751
1,008	Avid Technology, Inc.*	7,197
518	Badger Meter, Inc.	18,705
348	Bel Fuse, Inc., Class B	5,665
1,981	Benchmark Electronics, Inc.*	26,823
600	Black Box Corp.	13,428
1,541	Blackbaud, Inc.	39,835
1,242	Bottomline Technologies, Inc.*	22,207
2,365	Brightpoint, Inc.*	11,518
2,271	Brooks Automation, Inc.	21,279
782	Cabot Microelectronics Corp.	24,508
909	CACI International, Inc., Class A*	38,905
1,511	Cardtronics, Inc.*	42,338
806	CEVA, Inc.*	14,008
1,383	Checkpoint Systems, Inc.*	10,801
2,478	CIBER, Inc.*	8,871
2,198	Cirrus Logic, Inc.*	63,127
1,454	Cognex Corp.	50,875
835	Cohu, Inc.	7,799
1,516	CommVault Systems, Inc.*	71,055
1,164	comScore, Inc.*	21,127
652	Comtech Telecommunications Corp.	18,830
1,163	CSG Systems International, Inc.*	19,189
1,172	CTS Corp.	10,993
1,056	Cymer, Inc.*	57,204
1,264	Daktronics, Inc.	8,279
1,438	DealerTrack Holdings, Inc.*	39,257
881	Digi International, Inc.*	7,964
1,220	Digital River, Inc.*	17,812
1,262	Diodes, Inc.*	24,697
789	DSP Group, Inc.*	4,947
567	DTS, Inc.*	15,666
1,091	Ebix, Inc.	18,983
833	Electro Scientific Industries, Inc.	9,188
2,989	Entropic Communications, Inc.*	12,016
1,100	EPIQ Systems, Inc.	12,133
1,539	Exar Corp.*	12,081
575	FARO Technologies, Inc.*	26,525
1,298	FEI Co.*	59,409
506	Forrester Research, Inc.	16,334
4,107	GT Advanced Technologies, Inc.*	17,249
4,015	Harmonic, Inc.*	17,626
1,333	Heartland Payment Systems, Inc.	38,897
1,067	Higher One Holdings, Inc.*	13,562
926	Hittite Microwave Corp.*	45,633
1,030	iGATE Corp.*	16,882
1,351	InfoSpace, Inc.*	17,239
1,508	Insight Enterprises, Inc.*	22,454
490	Interactive Intelligence Group, Inc.*	12,642
1,764	Intermec, Inc.*	10,425
796	Intevac, Inc.*	6,010
1,654	j2 Global, Inc.	40,010
1,458	JDA Software Group, Inc.*	40,357
2,326	Kopin Corp.*	7,141
2,528	Kulicke & Soffa Industries, Inc.*	26,595
798	Liquidity Services, Inc.*	50,984
740	Littelfuse, Inc.	42,580
1,625	LivePerson, Inc.*	28,047
733	LogMeIn, Inc.*	23,493
704	Manhattan Associates, Inc.*	33,440
1,157	MAXIMUS, Inc.	52,655
517	Measurement Specialties, Inc.*	16,890
1,058	Mercury Computer Systems, Inc.*	12,537
1,270	Methode Electronics, Inc.	9,538
1,691	Micrel, Inc.	16,555
3,000	Microsemi Corp.*	52,980
277	MicroStrategy, Inc., Class A*	33,788
1,801	MKS Instruments, Inc.	47,096
1,020	Monolithic Power Systems, Inc.*	19,166
1,243	Monotype Imaging Holdings, Inc.*	17,029
544	MTS Systems Corp.	21,031

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
588	Nanometrics, Inc.*	$9,132
271	NCI, Inc., Class A*	1,157
1,297	NETGEAR, Inc.*	40,713
1,182	Netscout Systems, Inc.*	23,699
1,288	Newport Corp.*	15,314
1,106	Novatel Wireless, Inc.*	2,289
775	OpenTable, Inc.*	30,783
658	Oplink Communications, Inc.*	8,436
511	OPNET Technologies, Inc.	12,760
678	OSI Systems, Inc.*	43,270
712	Park Electrochemical Corp.	16,704
625	PC-Tel, Inc.	3,819
1,072	Perficient, Inc.*	12,146
827	Pericom Semiconductor Corp.*	6,500
1,194	Plexus Corp.*	33,432
970	Power Integrations, Inc.	39,586
2,125	Progress Software Corp.*	40,842
1,415	Pulse Electronics Corp.	2,773
788	Radisys Corp.*	4,602
978	Rofin-Sinar Technologies, Inc.*	19,413
556	Rogers Corp.*	22,412
597	Rubicon Technology, Inc.*	5,266
1,094	Rudolph Technologies, Inc.*	9,430
941	ScanSource, Inc.*	28,202
1,106	Sigma Designs, Inc.*	6,614
998	Sourcefire, Inc.*	55,050
470	Stamps.com, Inc.*	11,543
762	Standard Microsystems Corp.*	27,920
1,408	STR Holdings, Inc.*	5,379
726	Stratasys, Inc.*	34,500
949	Super Micro Computer, Inc.*	15,127
413	Supertex, Inc.*	7,678
1,436	Symmetricom, Inc.*	7,826
1,129	Synaptics, Inc.*	30,280
924	Synchronoss Technologies, Inc.*	16,549
890	SYNNEX Corp.*	29,681
3,071	Take-Two Interactive Software, Inc.*	35,378
873	TeleTech Holdings, Inc.*	13,008
1,778	Tessera Technologies, Inc.	24,163
5,700	TriQuint Semiconductor, Inc.*	29,697
1,758	TTM Technologies, Inc.*	16,244
843	Tyler Technologies, Inc.*	31,444
896	Ultratech, Inc.*	27,167
3,091	United Online, Inc.	12,209
978	VASCO Data Security International, Inc.*	6,836
1,328	Veeco Instruments, Inc.*	46,055
1,469	ViaSat, Inc.*	61,727
641	Virtusa Corp.*	9,378
861	Volterra Semiconductor Corp.*	23,919
1,293	Websense, Inc.*	24,024
938	XO Group, Inc.*	8,283
		2,954,752
	Materials — 3.8%

1,008	A. Schulman, Inc.	21,541
570	A.M. Castle & Co.*	6,253
3,794	AK Steel Holding Corp.	22,878
863	AMCOL International Corp.	24,233
796	American Vanguard Corp.	21,452
1,002	Balchem Corp.	29,098
1,349	Buckeye Technologies, Inc.	37,381
1,947	Calgon Carbon Corp.*	26,031
1,858	Century Aluminum Co.*	13,155
783	Clearwater Paper Corp.*	24,539
371	Deltic Timber Corp.	20,631
1,541	Eagle Materials, Inc.	49,466
2,143	Globe Specialty Metals, Inc.	25,116
1,685	H.B. Fuller Co.	51,224
307	Hawkins, Inc.	10,134
416	Haynes International, Inc.	21,216
2,093	Headwaters, Inc.*	9,649
744	Innophos Holdings, Inc.	37,557
542	Kaiser Aluminum Corp.	26,011
1,337	KapStone Paper and Packaging Corp.*	20,643
707	Koppers Holdings, Inc.	24,823
1,102	Kraton Performance Polymers, Inc.*	21,059
636	LSB Industries, Inc.*	17,694
699	Materion Corp.	15,441
1,146	Myers Industries, Inc.	19,276
516	Neenah Paper, Inc.	13,447
315	Olympic Steel, Inc.	5,223
1,109	OM Group, Inc.*	20,195
3,049	PolyOne Corp.	40,338
443	Quaker Chemical Corp.	18,513
1,035	RTI International Metals, Inc.*	21,725
548	Schweitzer-Mauduit International, Inc.	36,661
285	Stepan Co.	25,758
2,403	SunCoke Energy, Inc.*	33,738
957	Texas Industries, Inc.	30,624
802	Tredegar Corp.	10,867
1,691	Wausau Paper Corp.	15,574
752	Zep, Inc.	10,543
		879,707
	Telecommunication Services — 0.4%

317	Atlantic Tele-Network, Inc.	10,429
1,052	Cbeyond, Inc.*	6,228
6,741	Cincinnati Bell, Inc.*	23,863
1,124	General Communication, Inc., Class A*	7,126
508	Lumos Networks Corp.	5,207
1,079	Neutral Tandem, Inc.*	14,642
514	NTELOS Holdings Corp.	9,838
758	USA Mobility, Inc.	9,415
		86,748
	Utilities — 2.9%

1,132	ALLETE, Inc.	44,205
642	American States Water Co.	23,619
2,007	Avista Corp.	50,998
461	Central Vermont Public Service Corp.	16,186
512	CH Energy Group, Inc.	33,603
1,370	El Paso Electric Co.	42,045
770	Laclede Group, Inc. (The)	29,345
1,423	New Jersey Resources Corp.	59,737
918	Northwest Natural Gas Co.	42,549
1,244	NorthWestern Corp.	44,174
2,481	Piedmont Natural Gas Co., Inc.	75,224
1,038	South Jersey Industries, Inc.	50,250
1,580	Southwest Gas Corp.	66,328
1,733	UIL Holdings Corp.	58,593
1,380	UNS Energy Corp.	51,736
		688,592
	Total Common Stocks (Cost $15,367,071)	15,934,918

See accompanying notes to the financial statements.

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 4.3%
	Federal Home Loan Bank
$847,221	0.01%, due 06/01/12	$847,221
	Federal Home Loan Mortgage Corp.
157,057	0.06%, due 06/01/12	157,057
	Total U.S. Government & Agency Securities (Cost $1,004,278)	1,004,278

	Repurchase Agreements (a)(b) — 24.0%
5,591,206	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $5,591,235	5,591,206
	Total Repurchase Agreements (Cost $5,591,206)	5,591,206

	Total Investment Securities (Cost $21,962,555) — 96.5%	22,530,402
	Other assets less liabilities — 3.5%	806,452
	Net Assets — 100.0%	$23,336,854

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $8,003,620.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,744,183
Aggregate gross unrealized depreciation	(2,608,825)
Net unrealized depreciation	$(864,642)
Federal income tax cost of investments	$23,395,044

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$25,984,241	$898,127

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	221,677	(9,215)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	1,220,023	(34,354)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	756,829	(128,271)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	205,444	(13,333)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	2,346,538	(175,732)

		$537,222

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

Ultra Russell2000

Shares		Value
	Common Stocks (a) — 60.4%
	Consumer Discretionary — 8.4%

2,165	1-800-Flowers.com, Inc., Class A*	$6,408
1,554	A.H. Belo Corp., Class A	6,216
6,726	Aeropostale, Inc.*	124,431
2,063	AFC Enterprises, Inc.*	44,066
1,475	Ambassadors Group, Inc.	7,390
5,563	American Axle & Manufacturing Holdings, Inc.*	51,513
2,925	American Greetings Corp., Class A	41,038
1,490	American Public Education, Inc.*	42,361
714	America’s Car-Mart, Inc.*	30,809
2,461	Amerigon, Inc.*	29,483
2,685	Ameristar Casinos, Inc.	50,210
4,028	Ann, Inc.*	108,313
2,261	Arbitron, Inc.	75,608
1,011	Arctic Cat, Inc.*	36,558
2,432	Asbury Automotive Group, Inc.*	65,007
10,467	Ascena Retail Group, Inc.*	198,140
1,200	Ascent Capital Group, Inc., Class A*	62,856
2,420	Barnes & Noble, Inc.*	39,761
8,433	Beazer Homes USA, Inc.*	22,010
3,201	bebe stores, inc.	20,422
7,715	Belo Corp., Class A	44,593
1,203	Benihana, Inc.	19,380
1,832	Big 5 Sporting Goods Corp.	11,926
101	Biglari Holdings, Inc.*	39,539
2,004	BJ’s Restaurants, Inc.*	87,755
1,557	Black Diamond, Inc.*	14,013
993	Blue Nile, Inc.*	32,064
433	Blyth, Inc.	32,354
2,525	Bob Evans Farms, Inc.	102,364
980	Body Central Corp.*	14,357
1,029	Bon-Ton Stores, Inc. (The)	5,413
4,565	Boyd Gaming Corp.*	34,785
1,605	Bravo Brio Restaurant Group, Inc.*	26,354
1,489	Bridgepoint Education, Inc.*	29,170
3,497	Brown Shoe Co., Inc.	41,579
7,419	Brunswick Corp.	162,476
2,245	Buckle, Inc. (The)	87,869
1,527	Buffalo Wild Wings, Inc.*	129,963
1,237	Build-A-Bear Workshop, Inc.*	5,616
3,605	Cabela’s, Inc.*	127,401
3,066	Caesars Entertainment Corp.*	37,221
5,367	Callaway Golf Co.	29,626
1,376	Cambium Learning Group, Inc.*	1,692
1,142	Capella Education Co.*	35,071
1,076	Caribou Coffee Co., Inc.*	12,804
1,050	Carrols Restaurant Group, Inc.*	6,405
4,096	Carter’s, Inc.*	220,897
3,511	Casual Male Retail Group, Inc.*	10,709
2,305	Cato Corp. (The), Class A	66,154
568	Cavco Industries, Inc.*	23,941
1,507	CEC Entertainment, Inc.	52,685
3,052	Central European Media Enterprises Ltd., Class A*	18,159
9,686	Charming Shoppes, Inc.*	71,095
4,553	Cheesecake Factory, Inc. (The)*	147,699
709	Cherokee, Inc.	8,572
2,041	Children’s Place Retail Stores, Inc. (The)*	93,825
2,982	Christopher & Banks Corp.	3,578
1,047	Churchill Downs, Inc.	62,820
7,744	Cinemark Holdings, Inc.	178,577
1,248	Citi Trends, Inc.*	17,247
2,613	Coinstar, Inc.*	160,517
6,066	Coldwater Creek, Inc.*	5,035
5,129	Collective Brands, Inc.*	109,094
1,011	Columbia Sportswear Co.	48,619
1,207	Conn’s, Inc.*	21,110
5,174	Cooper Tire & Rubber Co.	80,094
949	Core-Mark Holding Co., Inc.	41,272
6,493	Corinthian Colleges, Inc.*	17,791
1,583	Cost Plus, Inc.*	34,984
1,912	Cracker Barrel Old Country Store, Inc.	117,148
7,521	Crocs, Inc.*	127,180
2,907	Crown Media Holdings, Inc., Class A*	4,273
676	CSS Industries, Inc.	12,871
3,379	Cumulus Media, Inc., Class A*	9,461
12,187	Dana Holding Corp.	162,331
590	Delta Apparel, Inc.*	8,360
8,242	Denny’s Corp.*	35,523
894	Destination Maternity Corp.	17,433
420	Dial Global, Inc.*	1,172
307	Digital Domain Media Group, Inc.*	2,253
2,284	Digital Generation, Inc.*	21,721
1,289	DineEquity, Inc.*	61,872
4,849	Domino’s Pizza, Inc.	148,913
901	Dorman Products, Inc.*	43,374
1,592	Drew Industries, Inc.*	42,268
2,626	E.W. Scripps Co. (The), Class A*	23,608
496	Einstein Noah Restaurant Group, Inc.	8,501
2,016	Entercom Communications Corp., Class A*	9,939
4,189	Entravision Communications Corp., Class A	5,613
2,012	Ethan Allen Interiors, Inc.	45,290
6,449	Exide Technologies*	14,962
4,604	Express, Inc.*	85,174
1,050	Fiesta Restaurant Group, Inc.*	12,810
8,487	Fifth & Pacific Co., Inc.*	101,589
4,319	Finish Line, Inc. (The), Class A	89,058
735	Fisher Communications, Inc.*	21,050
834	Francesca’s Holdings Corp.*	19,566
3,086	Fred’s, Inc., Class A	42,433
1,386	Fuel Systems Solutions, Inc.*	20,790
3,494	Furniture Brands International, Inc.*	4,053
1,376	G-III Apparel Group Ltd.*	34,001
2,970	Gaylord Entertainment Co.*	112,712
365	Geeknet, Inc.*	6,588
1,974	Genesco, Inc.*	131,271
949	Global Sources Ltd.*	4,982
1,904	GNC Holdings, Inc., Class A	73,361
444	Gordmans Stores, Inc.*	7,908
2,389	Grand Canyon Education, Inc.*	43,289
4,133	Gray Television, Inc.*	5,745
1,894	Group 1 Automotive, Inc.	99,170
3,688	Harte-Hanks, Inc.	31,127
1,565	Haverty Furniture Cos., Inc.	18,999
2,572	Helen of Troy Ltd.*	80,967
1,404	hhgregg, Inc.*	15,093
2,283	Hibbett Sports, Inc.*	127,917
5,224	Hillenbrand, Inc.	98,055
3,520	Hot Topic, Inc.	34,883

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,950	Hovnanian Enterprises, Inc., Class A*	$12,997
3,331	HSN, Inc.	129,576
6,078	Iconix Brand Group, Inc.*	91,048
2,454	International Speedway Corp., Class A	58,994
3,352	Interval Leisure Group, Inc.	55,811
1,979	iRobot Corp.*	41,915
1,701	Isle of Capri Casinos, Inc.*	9,100
3,664	Jack in the Box, Inc.*	94,714
2,267	JAKKS Pacific, Inc.	41,917
5,491	Jamba, Inc.*	10,433
402	Johnson Outdoors, Inc., Class A*	7,312
6,739	Jones Group, Inc. (The)	64,964
2,302	JoS. A. Bank Clothiers, Inc.*	102,117
3,600	Journal Communications, Inc., Class A*	15,264
2,166	K12, Inc.*	47,479
6,413	KB Home	46,494
629	Kenneth Cole Productions, Inc., Class A*	9,498
1,289	Kirkland’s, Inc.*	13,973
2,503	Knology, Inc.*	48,834
4,873	Krispy Kreme Doughnuts, Inc.*	30,651
2,182	K-Swiss, Inc., Class A*	6,524
4,322	La-Z-Boy, Inc.*	60,983
3,453	LeapFrog Enterprises, Inc.*	35,980
1,653	Libbey, Inc.*	23,919
3,524	Life Time Fitness, Inc.*	151,039
773	Lifetime Brands, Inc.	8,673
2,470	LIN TV Corp., Class A*	7,114
1,882	Lincoln Educational Services Corp.	10,916
3,756	Lions Gate Entertainment Corp.*	50,030
1,839	Lithia Motors, Inc., Class A	44,908
11,759	Live Nation Entertainment, Inc.*	109,947
1,567	Luby’s, Inc.*	8,007
1,927	Lumber Liquidators Holdings, Inc.*	56,056
1,559	M/I Homes, Inc.*	23,416
991	Mac-Gray Corp.	12,279
1,950	Maidenform Brands, Inc.*	37,635
1,699	Marcus Corp.	22,648
851	Marine Products Corp.	4,442
1,936	MarineMax, Inc.*	18,663
2,268	Martha Stewart Living Omnimedia, Class A	6,781
2,459	Matthews International Corp., Class A	74,065
476	Mattress Firm Holding Corp.*	16,293
4,809	McClatchy Co. (The), Class A*	10,532
3,125	MDC Holdings, Inc.	89,750
2,089	MDC Partners, Inc., Class A	20,284
4,290	Men’s Wearhouse, Inc. (The)	154,397
3,028	Meredith Corp.	89,599
2,329	Meritage Homes Corp.*	69,893
3,878	Modine Manufacturing Co.*	25,129
742	Monarch Casino & Resort, Inc.*	6,878
2,540	Monro Muffler Brake, Inc.	85,827
1,838	Morgans Hotel Group Co.*	8,253
1,005	Motorcar Parts of America, Inc.*	4,342
1,441	Movado Group, Inc.	39,916
2,241	Multimedia Games Holding Co., Inc.*	28,259
738	National American University Holdings, Inc.	2,878
4,595	National CineMedia, Inc.	61,987
2,266	New York & Co., Inc.*	7,999
11,430	New York Times Co. (The), Class A*	76,010
913	Nexstar Broadcasting Group, Inc., Class A*	6,053
2,368	Nutrisystem, Inc.	24,272
23,129	Office Depot, Inc.*	49,727
7,163	OfficeMax, Inc.*	34,884
1,743	Orbitz Worldwide, Inc.*	6,362
7,941	Orient-Express Hotels Ltd., Class A*	67,022
1,197	Outdoor Channel Holdings, Inc.	7,876
965	Overstock.com, Inc.*	6,417
1,070	Oxford Industries, Inc.	49,274
1,767	P.F. Chang’s China Bistro, Inc.	90,594
3,952	Pacific Sunwear of California, Inc.*	5,651
1,556	Papa John’s International, Inc.*	72,385
1,068	Peet’s Coffee & Tea, Inc.*	63,631
3,720	Penske Automotive Group, Inc.	91,438
4,387	Pep Boys-Manny Moe & Jack (The)	40,711
1,016	Perry Ellis International, Inc.*	19,111
1,695	PetMed Express, Inc.	19,340
8,175	Pier 1 Imports, Inc.	133,253
5,159	Pinnacle Entertainment, Inc.*	50,455
4,014	Pool Corp.	148,398
10,812	Quiksilver, Inc.*	29,733
716	R.G. Barry Corp.	9,208
831	ReachLocal, Inc.*	8,385
1,222	Red Lion Hotels Corp.*	10,350
1,081	Red Robin Gourmet Burgers, Inc.*	34,592
4,814	Regis Corp.	88,144
4,896	Rent-A-Center, Inc.	164,848
792	Rentrak Corp.*	12,830
5,424	Ruby Tuesday, Inc.*	38,944
1,248	rue21, inc.*	33,047
2,932	Ruth’s Hospitality Group, Inc.*	19,234
3,698	Ryland Group, Inc. (The)	82,687
300	Saga Communications, Inc., Class A*	10,470
9,609	Saks, Inc.*	94,745
2,214	Scholastic Corp.	59,667
1,341	School Specialty, Inc.*	4,036
4,848	Scientific Games Corp., Class A*	41,402
4,121	Sealy Corp.*	6,923
4,632	Select Comfort Corp.*	126,732
448	Shiloh Industries, Inc.	4,399
1,145	Shoe Carnival, Inc.*	24,251
4,502	Shuffle Master, Inc.*	71,402
2,618	Shutterfly, Inc.*	72,178
4,202	Sinclair Broadcast Group, Inc., Class A	34,204
3,474	Six Flags Entertainment Corp.	158,519
3,120	Skechers U.S.A., Inc., Class A*	53,009
803	Skullcandy, Inc.*	10,535
571	Skyline Corp.	2,592
5,021	Smith & Wesson Holding Corp.*	33,842
3,353	Sonic Automotive, Inc., Class A	49,926
5,150	Sonic Corp.*	43,930
5,629	Sotheby’s	171,685
2,778	Spartan Motors, Inc.	12,501
984	Speedway Motorsports, Inc.	16,206
2,592	Stage Stores, Inc.	44,556
1,639	Standard Motor Products, Inc.	22,143

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,851	Standard Pacific Corp.*	$45,671
2,289	Stein Mart, Inc.*	16,572
1,252	Steiner Leisure Ltd.*	57,379
549	Steinway Musical Instruments, Inc.*	12,325
3,152	Steven Madden Ltd.*	127,782
6,236	Stewart Enterprises, Inc., Class A	38,476
2,334	Stoneridge, Inc.*	16,455
1,020	Strayer Education, Inc.	91,647
1,572	Sturm Ruger & Co., Inc.	61,261
1,111	Summer Infant, Inc.*	3,377
1,950	Superior Industries International, Inc.	32,741
900	Systemax, Inc.*	10,944
5,825	Talbots, Inc.*	14,213
595	Teavana Holdings, Inc.*	7,902
5,038	Tenneco, Inc.*	136,782
5,243	Texas Roadhouse, Inc.	95,318
580	Tower International, Inc.*	7,343
1,707	Town Sports International Holdings, Inc.*	19,989
2,148	True Religion Apparel, Inc.	63,001
3,591	Tuesday Morning Corp.*	15,010
1,232	U.S. Auto Parts Network, Inc.*	5,039
1,161	Unifi, Inc.*	12,806
1,252	Universal Electronics, Inc.*	16,401
1,877	Universal Technical Institute, Inc.	22,881
3,000	Vail Resorts, Inc.	130,410
3,729	Valassis Communications, Inc.*	74,244
112	Value Line, Inc.	1,372
3,410	ValueVision Media, Inc., Class A*	5,933
1,650	Vera Bradley, Inc.*	36,086
2,068	Vitamin Shoppe, Inc.*	102,407
1,503	VOXX International Corp.*	14,820
3,373	Warnaco Group, Inc. (The)*	150,132
1,233	West Marine, Inc.*	12,848
7,542	Wet Seal, Inc. (The), Class A*	21,419
597	Weyco Group, Inc.	13,946
188	Winmark Corp.	9,620
2,427	Winnebago Industries, Inc.*	21,746
4,136	Wolverine World Wide, Inc.	175,821
2,271	World Wrestling Entertainment, Inc., Class A	17,895
1,848	Zagg, Inc.*	19,607
2,678	Zale Corp.*	6,267
1,770	Zumiez, Inc.*	65,118
		12,980,578
	Consumer Staples — 2.2%

295	Alico, Inc.	7,204
7,256	Alliance One International, Inc.*	20,825
1,550	Andersons, Inc. (The)	67,503
95	Arden Group, Inc., Class A	7,840
3,991	B&G Foods, Inc.	96,103
684	Boston Beer Co., Inc. (The), Class A*	71,717
986	Calavo Growers, Inc.	27,007
1,181	Cal-Maine Foods, Inc.	41,973
3,162	Casey’s General Stores, Inc.	179,064
6,060	Central European Distribution Corp.*	23,755
3,493	Central Garden and Pet Co., Class A*	32,205
816	Chefs’ Warehouse, Inc. (The)*	15,545
3,784	Chiquita Brands International, Inc.*	20,509
381	Coca-Cola Bottling Co. Consolidated	23,344
867	Craft Brew Alliance, Inc.*	6,893
9,749	Darling International, Inc.*	136,583
1,835	Diamond Foods, Inc.	38,719
2,989	Dole Food Co., Inc.*	26,542
2,037	Elizabeth Arden, Inc.*	70,195
564	Farmer Bros Co.*	3,858
1,539	Female Health Co. (The)	8,649
3,042	Fresh Del Monte Produce, Inc.	71,396
2,343	Fresh Market, Inc. (The)*	136,175
208	Griffin Land & Nurseries, Inc.	4,905
2,984	Hain Celestial Group, Inc. (The)*	165,582
754	Harbinger Group, Inc.*	3,589
4,094	Harris Teeter Supermarkets, Inc.	153,648
1,020	Imperial Sugar Co.	6,436
1,050	Ingles Markets, Inc., Class A	16,391
1,342	Inter Parfums, Inc.	21,069
1,191	J&J Snack Foods Corp.	65,588
1,559	Lancaster Colony Corp.	104,952
382	Lifeway Foods, Inc.	3,770
652	Limoneira Co.	10,034
1,148	Medifast, Inc.*	20,733
1,002	MGP Ingredients, Inc.	3,297
1,009	Nash Finch Co.	20,795
932	National Beverage Corp.*	13,477
931	Nature’s Sunshine Products, Inc.	13,593
4,565	Nu Skin Enterprises, Inc., Class A	195,747
767	Nutraceutical International Corp.*	11,474
415	Oil-Dri Corp. of America	7,980
1,613	Omega Protein Corp.*	10,759
1,915	Pantry, Inc. (The)*	24,723
4,218	Pilgrim’s Pride Corp.*	34,630
4,190	Prestige Brands Holdings, Inc.*	57,529
1,482	Pricesmart, Inc.	100,154
1,223	Primo Water Corp.*	1,517
904	Revlon, Inc., Class A*	13,461
49,106	Rite Aid Corp.*	63,838
1,598	Roundy’s, Inc.	17,242
1,845	Sanderson Farms, Inc.	101,364
1,017	Schiff Nutrition International, Inc.*	17,086
770	Seneca Foods Corp., Class A*	16,778
4,957	Smart Balance, Inc.*	29,395
3,936	Snyder’s-Lance, Inc.	101,509
1,882	Spartan Stores, Inc.	31,524
1,392	Spectrum Brands Holdings, Inc.*	48,052
8,921	Star Scientific, Inc.*	34,613
783	Susser Holdings Corp.*	22,903
1,442	Synutra International, Inc.*	7,123
2,041	Tootsie Roll Industries, Inc.	45,616
2,958	TreeHouse Foods, Inc.*	168,636
4,030	United Natural Foods, Inc.*	204,321
1,930	Universal Corp.	87,178
538	USANA Health Sciences, Inc.*	21,735
4,009	Vector Group Ltd.	66,549
521	Village Super Market, Inc., Class A	13,025
1,330	WD-40 Co.	62,217
917	Weis Markets, Inc.	40,018
		3,420,159
	Energy — 3.5%

6,856	Abraxas Petroleum Corp.*	18,923
945	Alon USA Energy, Inc.	8,004
1,470	Amyris, Inc.*	3,984

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
760	Apco Oil and Gas International, Inc.	$17,305
2,170	Approach Resources, Inc.*	60,825
3,710	ATP Oil & Gas Corp.*	19,589
2,008	Basic Energy Services, Inc.*	22,771
4,295	Berry Petroleum Co., Class A	167,118
3,932	Bill Barrett Corp.*	75,927
833	Bonanza Creek Energy, Inc.*	14,211
8,507	BPZ Resources, Inc.*	26,287
3,026	Bristow Group, Inc.	121,191
993	C&J Energy Services, Inc.*	17,755
7,949	Cal Dive International, Inc.*	20,429
3,259	Callon Petroleum Co.*	14,046
4,888	CAMAC Energy, Inc.*	3,579
3,244	Carrizo Oil & Gas, Inc.*	71,725
479	Ceres, Inc.*	5,053
12,812	Cheniere Energy, Inc.*	179,881
492	Clayton Williams Energy, Inc.*	28,113
4,130	Clean Energy Fuels Corp.*	56,209
5,079	Cloud Peak Energy, Inc.*	78,623
3,968	Comstock Resources, Inc.*	59,322
1,017	Contango Oil & Gas Co.*	53,433
1,819	Crimson Exploration, Inc.*	7,221
3,383	Crosstex Energy, Inc.	45,704
1,385	CVR Energy, Inc.*	35,234
660	Dawson Geophysical Co.*	14,982
1,184	Delek U.S. Holdings, Inc.	19,074
5,370	DHT Holdings, Inc.	3,646
2,864	Dril-Quip, Inc.*	173,530
3,094	Endeavour International Corp.*	30,909
2,411	Energy Partners Ltd.*	38,070
6,275	Energy XXI Bermuda Ltd.	194,839
1,339	Evolution Petroleum Corp.*	10,739
5,326	Exterran Holdings, Inc.*	61,462
4,295	Frontline Ltd.	20,229
4,359	FX Energy, Inc.*	21,228
4,837	Gastar Exploration Ltd.*	8,707
943	Geokinetics, Inc.*	382
1,672	GeoResources, Inc.*	59,690
495	Gevo, Inc.*	3,005
1,509	Global Geophysical Services, Inc.*	10,699
5,689	GMX Resources, Inc.*	5,506
3,323	Golar LNG Ltd.	116,405
2,159	Goodrich Petroleum Corp.*	31,888
1,403	Green Plains Renewable Energy, Inc.*	9,947
1,195	Gulf Island Fabrication, Inc.	29,875
1,978	GulfMark Offshore, Inc., Class A*	70,595
3,799	Gulfport Energy Corp.*	70,206
373	Hallador Energy Co.	2,630
3,113	Harvest Natural Resources, Inc.*	17,090
9,721	Heckmann Corp.*	32,857
8,833	Helix Energy Solutions Group, Inc.*	151,309
11,044	Hercules Offshore, Inc.*	36,556
2,573	Hornbeck Offshore Services, Inc.*	85,912
1,377	Houston American Energy Corp.*	2,134
13,900	Hyperdynamics Corp.*	10,564
10,947	ION Geophysical Corp.*	66,339
89	Isramco, Inc.*	7,016
2,960	James River Coal Co.*	7,430
10,396	Key Energy Services, Inc.*	103,024
900	KiOR, Inc., Class A*	8,145
1,832	Knightsbridge Tankers Ltd.	17,001
21,468	Kodiak Oil & Gas Corp.*	174,106
1,858	L&L Energy, Inc.*	2,768
2,798	Lufkin Industries, Inc.	160,801
12,298	Magnum Hunter Resources Corp.*	49,561
1,152	Matador Resources Co.*	11,578
2,203	Matrix Service Co.*	22,889
8,185	McMoRan Exploration Co.*	79,640
2,588	Miller Energy Resources, Inc.*	10,430
1,057	Mitcham Industries, Inc.*	19,977
1,018	Natural Gas Services Group, Inc.*	14,028
7,532	Newpark Resources, Inc.*	43,610
4,409	Nordic American Tankers Ltd.	55,289
5,261	Northern Oil and Gas, Inc.*	94,330
4,960	Oasis Petroleum, Inc.*	127,422
2,219	Overseas Shipholding Group, Inc.	24,232
362	OYO Geospace Corp.*	33,590
586	Panhandle Oil and Gas, Inc., Class A	14,890
9,722	Parker Drilling Co.*	47,541
7,607	Patriot Coal Corp.*	18,029
3,806	Penn Virginia Corp.	21,390
2,494	Petroleum Development Corp.*	61,951
4,668	Petroquest Energy, Inc.*	23,107
1,087	PHI, Inc. (Non-Voting)*	25,881
5,134	Pioneer Drilling Co.*	38,197
600	Renewable Energy Group, Inc.*	4,164
18,570	Rentech, Inc.*	34,912
3,846	Resolute Energy Corp.*	33,653
513	REX American Resources Corp.*	9,449
3,470	Rex Energy Corp.*	34,908
487	RigNet, Inc.*	7,602
4,416	Rosetta Resources, Inc.*	170,855
833	Sanchez Energy Corp.*	20,117
2,756	Scorpio Tankers, Inc.*	15,406
3,458	SemGroup Corp., Class A*	104,259
3,751	Ship Finance International Ltd.	58,103
914	Solazyme, Inc.*	10,017
4,083	Stone Energy Corp.*	96,196
3,535	Swift Energy Co.*	70,382
7,356	Syntroleum Corp.*	4,709
1,369	Targa Resources Corp.	60,701
4,388	Teekay Tankers Ltd., Class A	17,859
2,514	Tesco Corp.*	30,218
6,401	TETRA Technologies, Inc.*	40,902
3,578	Triangle Petroleum Corp.*	18,248
2,033	U.S. Energy Corp.*	4,574
1,192	Union Drilling, Inc.*	5,519
5,380	Uranerz Energy Corp.*	7,263
6,271	Uranium Energy Corp.*	14,423
7,782	Uranium Resources, Inc.*	5,440
8,623	Ur-Energy, Inc.*	7,674
9,671	USEC, Inc.*	6,984
4,262	Vaalco Energy, Inc.*	36,355
14,554	Vantage Drilling Co.*	21,831
2,463	Venoco, Inc.*	22,980
3,914	Voyager Oil & Gas, Inc.*	7,319
2,904	W&T Offshore, Inc.	44,634
5,951	Warren Resources, Inc.*	12,795
4,397	Western Refining, Inc.	85,038
868	Westmoreland Coal Co.*	6,493
3,255	Willbros Group, Inc.*	18,619
5,900	World Fuel Services Corp.	221,250
2,531	Zion Oil & Gas, Inc.*	5,391
		5,338,561
	Financials — 14.2%

1,268	1st Source Corp.	27,021
2,528	1st United Bancorp, Inc./FL*	14,561

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,548	Acadia Realty Trust (REIT)	$79,369
825	AG Mortgage Investment Trust, Inc. (REIT)	16,508
945	Agree Realty Corp. (REIT)	19,769
171	Alexander’s, Inc. (REIT)	66,885
395	Alliance Financial Corp./NY	12,399
7,177	Alterra Capital Holdings Ltd.	159,401
2,684	American Assets Trust, Inc. (REIT)	60,632
6,182	American Campus Communities, Inc. (REIT)	271,390
1,573	American Capital Mortgage Investment Corp. (REIT)	37,422
4,958	American Equity Investment Life Holding Co.	52,456
870	American Safety Insurance Holdings Ltd.*	15,625
1,980	Ameris Bancorp*	22,513
1,533	AMERISAFE, Inc.*	41,989
691	Ames National Corp.	14,034
2,008	AmTrust Financial Services, Inc.	57,730
11,163	Anworth Mortgage Asset Corp. (REIT)	75,127
1,713	Apollo Commercial Real Estate Finance, Inc. (REIT)	27,202
16,325	Apollo Investment Corp.	121,458
1,962	Apollo Residential Mortgage, Inc.	36,787
2,149	Argo Group International Holdings Ltd.	60,129
660	Arlington Asset Investment Corp., Class A	14,903
14,801	ARMOUR Residential REIT, Inc. (REIT)	103,311
845	Arrow Financial Corp.	20,162
2,607	Artio Global Investors, Inc.	7,951
4,349	Ashford Hospitality Trust, Inc. (REIT)	37,184
3,454	Associated Estates Realty Corp. (REIT)	54,608
7,247	Astoria Financial Corp.	65,151
744	AV Homes, Inc.*	8,370
697	Baldwin & Lyons, Inc., Class B	14,811
560	Bancfirst Corp.	21,241
2,319	Banco Latinoamericano de Comercio Exterior S.A., Class E	45,220
2,437	Bancorp, Inc. (The)/DE*	22,152
7,869	BancorpSouth, Inc.	106,153
3,832	Bank Mutual Corp.	13,182
480	Bank of Kentucky Financial Corp.	11,506
443	Bank of Marin Bancorp	15,766
2,339	Bank of the Ozarks, Inc.	67,925
1,756	BankFinancial Corp.	11,906
1,463	Banner Corp.	28,090
6,184	BBCN Bancorp, Inc.*	66,725
2,771	Beneficial Mutual Bancorp, Inc.*	23,969
1,728	Berkshire Hills Bancorp, Inc.	37,705
6,298	BGC Partners, Inc., Class A	37,536
12,818	BioMed Realty Trust, Inc. (REIT)	231,365
6,084	BlackRock Kelso Capital Corp.	57,190
802	BofI Holding, Inc.*	15,062
6,416	Boston Private Financial Holdings, Inc.	57,872
561	Bridge Bancorp, Inc.	10,996
762	Bridge Capital Holdings*	11,689
5,648	Brookline Bancorp, Inc.	49,646
950	Bryn Mawr Bank Corp.	19,446
1,580	Calamos Asset Management, Inc., Class A	17,190
169	California First National Bancorp	2,557
640	Camden National Corp.	20,634
2,549	Campus Crest Communities, Inc. (REIT)	27,478
956	Cape Bancorp, Inc.*	7,839
1,165	Capital Bank Corp.*	2,435
952	Capital City Bank Group, Inc.	6,397
244	Capital Southwest Corp.	21,343
5,671	CapLease, Inc. (REIT)	22,287
7,525	Capstead Mortgage Corp. (REIT)	103,619
2,411	Cardinal Financial Corp.	27,485
500	Cascade Bancorp*	2,750
2,450	Cash America International, Inc.	108,976
6,552	Cathay General Bancorp	108,632
12,362	CBL & Associates Properties, Inc. (REIT)	215,841
4,672	Cedar Realty Trust, Inc. (REIT)	22,426
1,007	Center Bancorp, Inc.	10,382
2,503	CenterState Banks, Inc.	18,122
1,280	Central Pacific Financial Corp.*	16,422
287	Century Bancorp, Inc./MA, Class A	8,027
566	Charter Financial Corp./GA	5,060
1,152	Chatham Lodging Trust (REIT)	14,953
2,287	Chemical Financial Corp.	46,495
2,679	Chesapeake Lodging Trust (REIT)	48,356
987	CIFC Corp.*	7,254
1,015	Citizens & Northern Corp.	17,712
3,159	Citizens, Inc./TX*	25,493
1,270	City Holding Co.	40,869
712	Clifton Savings Bancorp, Inc.	7,262
1,024	CNB Financial Corp./PA	15,288
18,478	CNO Financial Group, Inc.*	126,759
2,902	CoBiz Financial, Inc.	17,644
1,481	Cohen & Steers, Inc.	47,910
7,321	Colonial Properties Trust (REIT)	155,278
2,742	Colony Financial, Inc. (REIT)	46,066
3,290	Columbia Banking System, Inc.	59,615
3,241	Community Bank System, Inc.	86,243
1,154	Community Trust Bancorp, Inc.	38,117
3,364	Compass Diversified Holdings	44,136
349	Consolidated-Tomoka Land Co.	9,685
1,655	Coresite Realty Corp. (REIT)	39,472
7,599	Cousins Properties, Inc. (REIT)	55,017
5,571	Cowen Group, Inc., Class A*	14,150
2,148	Crawford & Co., Class B	7,733
557	Credit Acceptance Corp.*	47,200
4,763	CreXus Investment Corp. (REIT)	46,677
10,213	CubeSmart (REIT)	115,509
7,443	CVB Financial Corp.	81,054
9,307	CYS Investments, Inc. (REIT)	127,320
20,470	DCT Industrial Trust, Inc. (REIT)	119,135
3,621	DFC Global Corp.*	59,674
214	Diamond Hill Investment Group, Inc.	14,310
13,946	DiamondRock Hospitality Co. (REIT)	138,623
2,593	Dime Community Bancshares, Inc.	33,865
645	Donegal Group, Inc., Class A	9,591
10,607	Doral Financial Corp.*	15,274
2,531	Duff & Phelps Corp., Class A	36,067
4,901	DuPont Fabros Technology, Inc. (REIT)	124,926
4,508	Dynex Capital, Inc. (REIT)	41,879

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,397	Eagle Bancorp, Inc.*	$22,408
2,373	EastGroup Properties, Inc. (REIT)	117,630
1,688	Edelman Financial Group, Inc.	14,500
7,665	Education Realty Trust, Inc. (REIT)	84,468
1,670	eHealth, Inc.*	26,770
383	EMC Insurance Group, Inc.	7,599
2,716	Employers Holdings, Inc.	45,900
703	Encore Bancshares, Inc.*	14,489
574	Enstar Group Ltd.*	52,303
485	Enterprise Bancorp, Inc./MA	7,707
1,325	Enterprise Financial Services Corp.	14,323
3,886	Entertainment Properties Trust (REIT)	160,375
1,230	Epoch Holding Corp.	28,265
2,705	Equity Lifestyle Properties, Inc. (REIT)	178,151
4,471	Equity One, Inc. (REIT)	88,794
1,038	ESB Financial Corp.	12,923
895	ESSA Bancorp, Inc.	9,218
1,751	Evercore Partners, Inc., Class A	43,267
2,579	Excel Trust, Inc. (REIT)	30,149
8,590	Extra Space Storage, Inc. (REIT)	243,612
3,910	EZCORP, Inc., Class A*	92,276
951	FBL Financial Group, Inc., Class A	24,279
3,739	FBR & Co.*	9,946
820	Federal Agricultural Mortgage Corp., Class C	19,778
10,372	FelCor Lodging Trust, Inc. (REIT)*	43,044
447	Fidus Investment Corp.	6,146
6,864	Fifth Street Finance Corp.	65,277
3,191	Financial Engines, Inc.*	66,947
1,149	Financial Institutions, Inc.	18,775
8,764	First American Financial Corp.	138,121
731	First Bancorp, Inc./ME	10,380
1,258	First Bancorp/NC	11,687
6,422	First Busey Corp.	29,798
2,456	First Cash Financial Services, Inc.*	92,002
8,741	First Commonwealth Financial Corp.	54,806
1,324	First Community Bancshares, Inc./VA	16,404
1,490	First Connecticut Bancorp, Inc./CT	19,415
810	First Defiance Financial Corp.	12,952
4,854	First Financial Bancorp	74,557
2,619	First Financial Bankshares, Inc.	83,965
928	First Financial Corp./IN	26,030
1,377	First Financial Holdings, Inc.	13,219
7,216	First Industrial Realty Trust, Inc. (REIT)*	86,087
1,314	First Interstate BancSystem, Inc.	18,330
4,595	First Marblehead Corp. (The)*	5,238
2,137	First Merchants Corp.	25,067
6,211	First Midwest Bancorp, Inc./IL	62,669
636	First of Long Island Corp. (The)	17,147
771	First Pactrust Bancorp, Inc.	8,674
4,169	First Potomac Realty Trust (REIT)	50,028
9,103	FirstMerit Corp.	144,738
16,292	Flagstar Bancorp, Inc.*	12,398
4,366	Flagstone Reinsurance Holdings S.A.	32,265
2,615	Flushing Financial Corp.	33,733
11,323	FNB Corp./PA	120,250
2,952	Forestar Group, Inc.*	39,822
487	Fortegra Financial Corp.*	3,891
1,072	Fox Chase Bancorp, Inc.	13,743
1,157	Franklin Financial Corp./VA*	17,737
5,883	Franklin Street Properties Corp. (REIT)	57,418
498	FX Alliance, Inc.*	8,197
1,443	FXCM, Inc., Class A	14,834
621	Gain Capital Holdings, Inc.	3,055
566	GAMCO Investors, Inc., Class A	23,495
1,049	German American Bancorp, Inc.	19,207
2,151	Getty Realty Corp. (REIT)	34,631
5,888	GFI Group, Inc.	16,015
5,992	Glacier Bancorp, Inc.	85,985
1,753	Gladstone Capital Corp.	12,972
912	Gladstone Commercial Corp. (REIT)	14,446
1,840	Gladstone Investment Corp.	13,524
6,442	Gleacher & Co., Inc.*	5,476
11,616	Glimcher Realty Trust (REIT)	106,867
1,071	Global Indemnity plc*	22,362
993	Golub Capital BDC, Inc.	14,468
2,950	Government Properties Income Trust (REIT)	63,100
846	Great Southern Bancorp, Inc.	19,805
2,335	Greenlight Capital Re Ltd., Class A*	57,815
1,006	Hallmark Financial Services*	7,163
818	Hampton Roads Bankshares, Inc.*	1,145
6,358	Hancock Holding Co.	193,855
2,624	Hanmi Financial Corp.*	24,639
2,583	Harris & Harris Group, Inc.*	9,118
7,929	Hatteras Financial Corp. (REIT)	226,373
6,485	Healthcare Realty Trust, Inc. (REIT)	141,892
1,109	Heartland Financial USA, Inc.	21,071
4,075	Hercules Technology Growth Capital, Inc.	43,032
1,738	Heritage Commerce Corp.*	10,706
1,304	Heritage Financial Corp./WA	18,060
13,701	Hersha Hospitality Trust (REIT)	73,026
2,419	HFF, Inc., Class A*	31,641
6,010	Highwoods Properties, Inc. (REIT)	193,883
3,319	Hilltop Holdings, Inc.*	34,518
1,868	Home BancShares, Inc./AR	52,547
1,305	Home Federal Bancorp, Inc./ID	11,680
1,111	Home Loan Servicing Solutions Ltd.	14,865
4,003	Home Properties, Inc. (REIT)	239,940
363	HomeStreet, Inc.*	11,979
3,323	Horace Mann Educators Corp.	56,857
2,585	Hudson Pacific Properties, Inc. (REIT)	41,412
1,300	Hudson Valley Holding Corp.	21,710
2,461	Iberiabank Corp.	119,334
3,090	ICG Group, Inc.*	26,883
1,466	Imperial Holdings, Inc.*	5,981
675	Independence Holding Co.	6,109
1,786	Independent Bank Corp./MA	48,276
1,033	Infinity Property & Casualty Corp.	55,431
6,425	Inland Real Estate Corp. (REIT)	52,814
4,417	International Bancshares Corp.	81,582
1,164	INTL FCStone, Inc.*	21,278
9,614	Invesco Mortgage Capital, Inc. (REIT)	174,398

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,259	Investment Technology Group, Inc.*	$30,895
3,857	Investors Bancorp, Inc.*	57,624
7,033	Investors Real Estate Trust (REIT)	50,005
6,826	iStar Financial, Inc. (REIT)*	38,703
1,262	JMP Group, Inc.	7,332
356	Kansas City Life Insurance Co.	11,100
2,752	KBW, Inc.	44,610
1,110	Kearny Financial Corp.	10,279
2,246	Kennedy-Wilson Holdings, Inc.	29,288
5,692	Kilroy Realty Corp. (REIT)	261,320
4,640	Kite Realty Group Trust (REIT)	21,994
8,363	Knight Capital Group, Inc., Class A*	105,123
1,593	Kohlberg Capital Corp.	9,064
8,869	Ladenburg Thalmann Financial Services, Inc.*	12,949
1,896	Lakeland Bancorp, Inc.	17,045
1,350	Lakeland Financial Corp.	34,681
7,090	LaSalle Hotel Properties (REIT)	195,542
9,976	Lexington Realty Trust (REIT)	82,901
2,528	LTC Properties, Inc. (REIT)	81,579
4,212	Maiden Holdings Ltd.	34,286
1,912	Main Street Capital Corp.	44,378
1,678	MainSource Financial Group, Inc.	18,559
1,132	Manning & Napier, Inc.	15,723
2,391	MarketAxess Holdings, Inc.	77,205
721	Marlin Business Services Corp.	10,390
4,535	MB Financial, Inc.	92,106
6,421	MCG Capital Corp.	28,317
4,209	Meadowbrook Insurance Group, Inc.	37,418
1,505	Medallion Financial Corp.	15,532
11,196	Medical Properties Trust, Inc. (REIT)	100,764
926	Medley Capital Corp.	10,242
401	Merchants Bancshares, Inc.	10,610
732	Meridian Interstate Bancorp, Inc.*	9,626
1,155	Metro Bancorp, Inc.*	13,075
29,669	MFA Financial, Inc. (REIT)	226,078
15,637	MGIC Investment Corp.*	39,718
3,410	Mid-America Apartment Communities, Inc. (REIT)	229,800
637	MidSouth Bancorp, Inc.	8,396
1,476	Mission West Properties, Inc. (REIT)	12,413
3,271	Monmouth Real Estate Investment Corp., Class A (REIT)	33,201
4,824	Montpelier Re Holdings Ltd.	100,725
4,087	MPG Office Trust, Inc. (REIT)*	7,275
1,999	MVC Capital, Inc.	25,067
578	National Bankshares, Inc.	16,762
3,447	National Financial Partners Corp.*	45,845
2,032	National Health Investors, Inc. (REIT)	98,085
573	National Interstate Corp.	14,291
10,310	National Penn Bancshares, Inc.	91,862
8,703	National Retail Properties, Inc. (REIT)	230,542
183	National Western Life Insurance Co., Class A	23,135
906	Navigators Group, Inc. (The)*	43,896
2,870	NBT Bancorp, Inc.	57,027
2,149	Nelnet, Inc., Class A	50,158
2,201	Netspend Holdings, Inc.*	16,309
606	New Mountain Finance Corp.	8,605
12,264	Newcastle Investment Corp. (REIT)	81,433
2,273	NewStar Financial, Inc.*	25,412
1,802	NGP Capital Resources Co.	12,326
810	Nicholas Financial, Inc.	10,295
1,348	Northfield Bancorp, Inc./NJ	18,629
11,112	NorthStar Realty Finance Corp. (REIT)	57,560
8,124	Northwest Bancshares, Inc.	93,182
1,222	OceanFirst Financial Corp.	17,230
7,985	Ocwen Financial Corp.*	128,000
7,894	Old National Bancorp/IN	91,491
8,467	Omega Healthcare Investors, Inc. (REIT)	178,738
933	OmniAmerican Bancorp, Inc.*	18,455
924	One Liberty Properties, Inc. (REIT)	16,383
1,849	OneBeacon Insurance Group Ltd., Class A	24,166
859	Oppenheimer Holdings, Inc., Class A	12,043
3,437	Oriental Financial Group, Inc.	35,985
3,817	Oritani Financial Corp.	52,255
582	Orrstown Financial Services, Inc.	4,412
343	Pacific Capital Bancorp NA*	15,624
1,535	Pacific Continental Corp.	13,815
2,521	PacWest Bancorp	57,504
1,075	Park National Corp.	69,370
2,669	Park Sterling Corp.*	11,877
1,830	Parkway Properties, Inc./MD (REIT)	19,288
4,240	Pebblebrook Hotel Trust (REIT)	93,068
4,571	PennantPark Investment Corp.	44,567
320	Penns Woods Bancorp, Inc.	12,134
4,637	Pennsylvania Real Estate Investment Trust (REIT)	58,797
3,431	PennyMac Mortgage Investment Trust (REIT)	63,371
880	Peoples Bancorp, Inc./OH	16,518
4,687	PHH Corp.*	77,664
9,691	Phoenix Cos., Inc. (The)*	15,699
1,891	PICO Holdings, Inc.*	41,905
2,844	Pinnacle Financial Partners, Inc.*	48,519
1,317	Piper Jaffray Cos.*	28,855
2,946	Platinum Underwriters Holdings Ltd.	106,940
4,415	Post Properties, Inc. (REIT)	213,730
3,345	Potlatch Corp. (REIT)	95,868
1,806	Presidential Life Corp.	15,911
2,304	Primerica, Inc.	55,457
5,002	PrivateBancorp, Inc.	73,679
2,548	ProAssurance Corp.	224,581
10,154	Prospect Capital Corp.	109,359
3,907	Prosperity Bancshares, Inc.	166,907
5,038	Provident Financial Services, Inc.	70,280
3,169	Provident New York Bancorp	24,465
1,551	PS Business Parks, Inc. (REIT)	102,195
726	Pzena Investment Management, Inc., Class A	2,991
11,092	Radian Group, Inc.	27,508
4,156	RAIT Financial Trust (REIT)	16,915
3,829	Ramco-Gershenson Properties Trust (REIT)	45,603
6,545	Redwood Trust, Inc. (REIT)	79,260
2,088	Renasant Corp.	31,926

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
825	Republic Bancorp, Inc./KY, Class A	$17,408
6,930	Resource Capital Corp. (REIT)	37,006
4,139	Retail Opportunity Investments Corp. (REIT)	49,751
1,519	RLI Corp.	101,226
2,294	RLJ Lodging Trust (REIT)	40,443
2,459	Rockville Financial, Inc.	27,664
626	Roma Financial Corp.	5,033
2,338	S&T Bancorp, Inc.	40,143
1,004	S.Y. Bancorp, Inc.	22,630
3,072	Sabra Health Care REIT, Inc. (REIT)	44,175
1,723	Safeguard Scientifics, Inc.*	26,103
1,051	Safety Insurance Group, Inc.	42,156
2,007	Sandy Spring Bancorp, Inc.	35,705
612	Saul Centers, Inc. (REIT)	24,578
1,256	SCBT Financial Corp.	42,566
1,667	SeaBright Holdings, Inc.	14,136
6,039	Seacoast Banking Corp. of Florida*	9,119
4,501	Selective Insurance Group, Inc.	76,067
991	Sierra Bancorp	8,909
3,839	Signature Bank/NY*	235,753
1,444	Simmons First National Corp., Class A	34,338
3,040	Solar Capital Ltd.	66,181
646	Solar Senior Capital Ltd.	10,749
1,438	Southside Bancshares, Inc.	30,169
1,620	Southwest Bancorp, Inc./OK*	15,487
2,307	Sovran Self Storage, Inc. (REIT)	113,850
1,323	STAG Industrial, Inc. (REIT)	18,191
9,447	Starwood Property Trust, Inc. (REIT)	189,318
1,220	State Auto Financial Corp.	16,653
2,634	State Bank Financial Corp.*	44,383
1,915	StellarOne Corp.	23,133
2,577	Sterling Bancorp/NY	23,451
2,235	Sterling Financial Corp./WA*	40,051
1,516	Stewart Information Services Corp.	20,966
4,476	Stifel Financial Corp.*	142,292
15,842	Strategic Hotels & Resorts, Inc. (REIT)*	98,696
809	Suffolk Bancorp*	9,570
2,274	Summit Hotel Properties, Inc. (REIT)	18,124
3,315	Sun Bancorp, Inc./NJ*	7,757
2,204	Sun Communities, Inc. (REIT)	90,827
9,848	Sunstone Hotel Investors, Inc. (REIT)*	98,578
15,293	Susquehanna Bancshares, Inc.	147,272
3,574	SVB Financial Group*	213,225
2,429	SWS Group, Inc.	13,967
5,630	Symetra Financial Corp.	63,619
7,159	Tanger Factory Outlet Centers (REIT)	222,001
1,267	Taylor Capital Group, Inc.*	18,853
1,186	Tejon Ranch Co.*	31,595
1,109	Terreno Realty Corp. (REIT)	15,770
920	Territorial Bancorp, Inc.	19,716
3,101	Texas Capital Bancshares, Inc.*	120,257
772	THL Credit, Inc.	9,789
3,142	TICC Capital Corp.	29,755
755	Tompkins Financial Corp.	27,641
3,072	Tower Group, Inc.	60,303
2,091	TowneBank/VA	25,972
2,252	Triangle Capital Corp.	45,806
1,171	Trico Bancshares	17,975
7,750	TrustCo Bank Corp NY	40,145
5,332	Trustmark Corp.	130,207
17,474	Two Harbors Investment Corp. (REIT)	180,681
2,667	UMB Financial Corp.	130,070
1,080	UMH Properties, Inc. (REIT)	10,940
9,553	Umpqua Holdings Corp.	122,565
1,688	Union First Market Bankshares Corp.	23,564
4,182	United Bankshares, Inc./WV	107,143
3,464	United Community Banks, Inc./GA*	28,509
1,342	United Financial Bancorp, Inc.	18,493
1,794	United Fire Group, Inc.	38,122
989	Universal Health Realty Income Trust (REIT)	38,225
1,562	Universal Insurance Holdings, Inc.	5,467
1,398	Univest Corp. of Pennsylvania	22,396
1,920	Urstadt Biddle Properties, Inc., Class A (REIT)	34,176
2,903	ViewPoint Financial Group, Inc.	44,271
1,951	Virginia Commerce Bancorp, Inc.*	16,096
549	Virtus Investment Partners, Inc.*	38,913
895	Walker & Dunlop, Inc.*	10,498
2,150	Walter Investment Management Corp.	40,699
1,278	Washington Banking Co.	17,342
5,495	Washington Real Estate Investment Trust (REIT)	154,629
1,188	Washington Trust Bancorp, Inc.	27,989
6,003	Webster Financial Corp.	121,681
1,926	WesBanco, Inc.	39,156
1,296	West Bancorp., Inc.	12,027
1,607	West Coast Bancorp/OR*	30,212
2,406	Westamerica Bancorp.	107,572
5,778	Western Alliance Bancorp.*	50,384
2,218	Westfield Financial, Inc.	15,703
520	Westwood Holdings Group, Inc.	18,512
678	Whitestone REIT, Class B (REIT)	8,678
5,127	Wilshire Bancorp, Inc.*	25,686
2,390	Winthrop Realty Trust (REIT)	24,593
2,913	Wintrust Financial Corp.	99,071
1,254	World Acceptance Corp.*	85,824
535	WSFS Financial Corp.	19,891
342	Zillow, Inc.*	13,400
		21,909,036
	Health Care — 7.8%

1,876	Abaxis, Inc.*	61,420
2,639	Abiomed, Inc.*	53,651
3,334	Accretive Health, Inc.*	39,208
5,698	Accuray, Inc.*	35,726
3,952	Achillion Pharmaceuticals, Inc.*	28,375
3,288	Acorda Therapeutics, Inc.*	72,303
896	Acura Pharmaceuticals, Inc.*	2,527
762	Aegerion Pharmaceuticals, Inc.*	11,590
2,948	Affymax, Inc.*	41,685
5,875	Affymetrix, Inc.*	27,847
944	Air Methods Corp.*	86,046
4,672	Akorn, Inc.*	63,773
1,834	Albany Molecular Research, Inc.*	4,750
5,109	Align Technology, Inc.*	159,554
935	Alimera Sciences, Inc.*	2,562

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,945	Alkermes plc*	$124,101
2,040	Alliance HealthCare Services, Inc.*	2,122
6,565	Allos Therapeutics, Inc.*	11,686
685	Almost Family, Inc.*	15,228
3,749	Alnylam Pharmaceuticals, Inc.*	38,390
4,493	Alphatec Holdings, Inc.*	7,413
1,763	AMAG Pharmaceuticals, Inc.*	24,735
2,456	Amedisys, Inc.*	26,942
1,757	Amicus Therapeutics, Inc.*	8,311
3,298	AMN Healthcare Services, Inc.*	19,788
1,791	Ampio Pharmaceuticals, Inc.*	5,785
2,605	Amsurg Corp.*	71,169
1,016	Anacor Pharmaceuticals, Inc.*	5,080
1,045	Analogic Corp.	68,907
2,081	AngioDynamics, Inc.*	25,055
7,307	Antares Pharma, Inc.*	19,875
1,754	Anthera Pharmaceuticals, Inc.*	3,455
1,923	Ardea Biosciences, Inc.*	61,440
15,359	Arena Pharmaceuticals, Inc.*	102,752
13,809	Ariad Pharmaceuticals, Inc.*	228,815
5,170	Arqule, Inc.*	30,710
7,427	Array BioPharma, Inc.*	24,138
2,276	ArthroCare Corp.*	59,586
1,628	Assisted Living Concepts, Inc., Class A	22,532
4,699	Astex Pharmaceuticals, Inc.*	8,270
2,906	athenahealth, Inc.*	211,237
1,170	AtriCure, Inc.*	10,518
131	Atrion Corp.	26,314
3,986	Auxilium Pharmaceuticals, Inc.*	76,133
11,038	AVANIR Pharmaceuticals, Inc., Class A*	32,783
2,611	AVEO Pharmaceuticals, Inc.*	33,238
11,296	AVI BioPharma, Inc.*	7,340
1,982	Bacterin International Holdings, Inc.*	2,894
640	BG Medicine, Inc.*	3,424
2,640	BioCryst Pharmaceuticals, Inc.*	8,184
2,563	Biolase, Inc.*	6,100
1,600	BioMimetic Therapeutics, Inc.*	4,032
2,047	Bio-Reference Labs, Inc.*	39,364
9,129	BioSante Pharmaceuticals, Inc.*	4,155
3,391	BioScrip, Inc.*	22,923
412	BioSpecifics Technologies Corp.*	7,004
2,057	BioTime, Inc.*	8,269
4,130	Cadence Pharmaceuticals, Inc.*	11,357
2,451	Cambrex Corp.*	17,623
1,649	Cantel Medical Corp.	36,047
2,295	Capital Senior Living Corp.*	22,675
2,030	CardioNet, Inc.*	4,649
1,362	Cardiovascular Systems, Inc.*	12,312
18,882	Cell Therapeutics, Inc.*	16,988
4,763	Celldex Therapeutics, Inc.*	19,862
353	Cempra, Inc.*	2,736
4,164	Centene Corp.*	150,487
5,431	Cepheid, Inc.*	205,455
4,517	Cerus Corp.*	15,267
4,823	Chelsea Therapeutics International Ltd.*	6,463
1,657	Chemed Corp.	92,046
431	ChemoCentryx, Inc.*	6,043
946	Chindex International, Inc.*	8,911
2,361	Cleveland Biolabs, Inc.*	3,069
1,041	Clovis Oncology, Inc.*	18,540
2,045	Codexis, Inc.*	6,380
6,112	Columbia Laboratories, Inc.*	4,215
871	Complete Genomics, Inc.*	2,029
922	Computer Programs & Systems, Inc.	50,157
2,599	Conceptus, Inc.*	43,767
2,358	CONMED Corp.	63,171
3,611	Corcept Therapeutics, Inc.*	14,769
670	Cornerstone Therapeutics, Inc.*	3,618
516	Corvel Corp.*	22,926
2,314	Cross Country Healthcare, Inc.*	10,506
2,328	CryoLife, Inc.*	10,755
5,245	Cubist Pharmaceuticals, Inc.*	210,429
6,362	Curis, Inc.*	29,774
2,362	Cyberonics, Inc.*	91,055
805	Cynosure, Inc., Class A*	15,875
4,513	Cytori Therapeutics, Inc.*	10,019
4,004	Delcath Systems, Inc.*	5,966
4,472	Depomed, Inc.*	22,986
5,589	DexCom, Inc.*	60,082
6,724	Durect Corp.*	5,436
2,036	Dusa Pharmaceuticals, Inc.*	10,506
8,225	Dyax Corp.*	15,298
14,513	Dynavax Technologies Corp.*	54,714
782	DynaVox, Inc., Class A*	1,001
2,030	Emergent Biosolutions, Inc.*	29,273
2,546	Emeritus Corp.*	38,725
1,434	Endocyte, Inc.*	9,221
4,077	Endologix, Inc.*	55,406
1,359	Ensign Group, Inc. (The)	34,519
3,188	Enzo Biochem, Inc.*	5,802
3,136	Enzon Pharmaceuticals, Inc.*	20,164
552	Epocrates, Inc.*	4,184
4,088	eResearchTechnology, Inc.*	32,295
4,708	Exact Sciences Corp.*	46,515
708	Exactech, Inc.*	11,512
2,254	ExamWorks Group, Inc.*	25,403
12,367	Exelixis, Inc.*	57,259
3,496	Five Star Quality Care, Inc.*	10,838
537	Fluidigm Corp.*	7,475
823	Furiex Pharmaceuticals, Inc.*	16,493
1,417	Genomic Health, Inc.*	47,880
2,548	Gentiva Health Services, Inc.*	14,294
10,748	Geron Corp.*	14,080
1,942	Greatbatch, Inc.*	40,316
639	Greenway Medical Technologies, Inc.*	10,499
1,824	GTx, Inc.*	5,326
2,140	Haemonetics Corp.*	149,179
7,412	Halozyme Therapeutics, Inc.*	56,628
2,791	Hanger Orthopedic Group, Inc.*	60,202
4,333	Hansen Medical, Inc.*	10,226
1,918	Harvard Bioscience, Inc.*	6,866
7,926	HealthSouth Corp.*	151,704
1,508	HealthStream, Inc.*	31,849
2,830	Healthways, Inc.*	18,536
1,001	HeartWare International, Inc.*	81,451
864	Hi-Tech Pharmacal Co., Inc.*	24,961
7,064	HMS Holdings Corp.*	189,245
458	Horizon Pharma, Inc.*	1,832
1,012	ICU Medical, Inc.*	52,067
5,022	Idenix Pharmaceuticals, Inc.*	45,399
6,259	Immunogen, Inc.*	87,689
5,480	Immunomedics, Inc.*	18,194
5,440	Impax Laboratories, Inc.*	112,771
7,371	Incyte Corp.*	157,076
1,593	Infinity Pharmaceuticals, Inc.*	20,725

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,069	Insmed, Inc.*	$5,835
3,830	Insulet Corp.*	70,549
1,631	Integra LifeSciences Holdings Corp.*	57,917
4,505	InterMune, Inc.*	46,987
2,389	Invacare Corp.	35,572
1,364	IPC The Hospitalist Co., Inc.*	47,726
1,483	IRIS International, Inc.*	15,809
4,488	Ironwood Pharmaceuticals, Inc.*	53,497
8,299	Isis Pharmaceuticals, Inc.*	82,077
2,672	ISTA Pharmaceuticals, Inc.*	24,288
1,840	Jazz Pharmaceuticals plc*	79,488
711	Kensey Nash Corp.	27,338
5,756	Keryx Biopharmaceuticals, Inc.*	10,131
4,330	Kindred Healthcare, Inc.*	35,809
4,291	K-V Pharmaceutical Co., Class A*	4,806
785	Landauer, Inc.	39,588
1,353	Lannett Co., Inc.*	5,480
15,363	Lexicon Pharmaceuticals, Inc.*	24,427
1,315	LHC Group, Inc.*	22,026
1,636	Ligand Pharmaceuticals, Inc., Class B*	20,499
3,149	Luminex Corp.*	69,750
2,372	Magellan Health Services, Inc.*	100,027
2,665	MAKO Surgical Corp.*	60,522
8,237	MannKind Corp.*	14,991
1,821	MAP Pharmaceuticals, Inc.*	21,433
4,377	Masimo Corp.*	82,331
2,342	Maxygen, Inc.*	13,560
3,971	MedAssets, Inc.*	44,952
1,365	Medical Action Industries, Inc.*	5,883
4,490	Medicines Co. (The)*	98,690
5,144	Medicis Pharmaceutical Corp., Class A	185,698
1,753	Medidata Solutions, Inc.*	49,540
2,611	Medivation, Inc.*	219,925
631	Medtox Scientific, Inc.*	12,752
4,645	Merge Healthcare, Inc.*	10,916
3,417	Meridian Bioscience, Inc.	64,718
3,491	Merit Medical Systems, Inc.*	45,383
2,837	Metabolix, Inc.*	5,674
3,527	Metropolitan Health Networks, Inc.*	30,685
2,789	MModal, Inc.*	35,058
2,338	Molina Healthcare, Inc.*	59,642
3,843	Momenta Pharmaceuticals, Inc.*	52,995
1,046	MWI Veterinary Supply, Inc.*	97,226
3,566	Nabi Biopharmaceuticals*	5,492
853	National Healthcare Corp.	36,517
152	National Research Corp.	6,531
2,417	Natus Medical, Inc.*	27,070
7,885	Navidea Biopharmaceuticals, Inc.*	21,289
9,505	Nektar Therapeutics*	63,683
1,932	Neogen Corp.*	75,232
4,864	NeoStem, Inc.*	2,064
4,819	Neurocrine Biosciences, Inc.*	32,239
580	NewLink Genetics Corp.*	7,401
8,681	Novavax, Inc.*	11,025
7,166	NPS Pharmaceuticals, Inc.*	56,540
3,520	NuVasive, Inc.*	69,555
3,719	NxStage Medical, Inc.*	56,492
1,617	Nymox Pharmaceutical Corp.*	11,804
1,544	Obagi Medical Products, Inc.*	19,130
2,760	Omnicell, Inc.*	36,128
1,212	OncoGenex Pharmaceutical, Inc.*	15,223
4,760	Oncothyreon, Inc.*	17,279
5,279	Onyx Pharmaceuticals, Inc.*	241,673
9,073	Opko Health, Inc.*	41,736
3,862	Optimer Pharmaceuticals, Inc.*	57,698
3,890	OraSure Technologies, Inc.*	40,261
3,782	Orexigen Therapeutics, Inc.*	12,632
1,504	Orthofix International N.V.*	57,002
1,389	Osiris Therapeutics, Inc.*	8,792
5,312	Owens & Minor, Inc.	151,233
2,826	Pacific Biosciences of California, Inc.*	6,669
742	Pacira Pharmaceuticals, Inc.*	7,880
3,073	Pain Therapeutics, Inc.*	11,524
1,584	Palomar Medical Technologies, Inc.*	13,179
3,017	Par Pharmaceutical Cos., Inc.*	108,129
4,906	PAREXEL International Corp.*	131,285
11,639	PDL BioPharma, Inc.	75,537
8,239	Peregrine Pharmaceuticals, Inc.*	4,587
351	Pernix Therapeutics Holdings*	2,271
3,826	Pharmacyclics, Inc.*	120,213
2,971	PharmAthene, Inc.*	3,625
2,447	PharMerica Corp.*	24,299
2,205	Pozen, Inc.*	15,281
2,446	Progenics Pharmaceuticals, Inc.*	21,182
1,080	Providence Service Corp. (The)*	14,364
4,273	PSS World Medical, Inc.*	86,443
3,229	Quality Systems, Inc.	92,382
4,425	Questcor Pharmaceuticals, Inc.*	183,195
2,374	Quidel Corp.*	37,319
2,541	RadNet, Inc.*	6,098
3,922	Raptor Pharmaceutical Corp.*	21,061
5,714	Rigel Pharmaceuticals, Inc.*	42,455
1,337	Rockwell Medical Technologies, Inc.*	11,378
4,596	RTI Biologics, Inc.*	16,500
554	Sagent Pharmaceuticals, Inc.*	8,836
4,866	Salix Pharmaceuticals Ltd.*	252,107
4,359	Sangamo Biosciences, Inc.*	19,354
4,440	Santarus, Inc.*	29,570
5,919	Savient Pharmaceuticals, Inc.*	4,287
2,880	Sciclone Pharmaceuticals, Inc.*	18,144
8,039	Seattle Genetics, Inc.*	156,600
3,457	Select Medical Holdings Corp.*	31,943
9,524	Sequenom, Inc.*	36,477
2,866	SIGA Technologies, Inc.*	6,620
1,613	Skilled Healthcare Group, Inc., Class A*	8,888
5,049	Solta Medical, Inc.*	13,178
2,778	Spectranetics Corp. (The)*	27,419
4,783	Spectrum Pharmaceuticals, Inc.*	55,435
2,962	Staar Surgical Co.*	25,147
3,675	Stereotaxis, Inc.*	918
4,935	STERIS Corp.	147,359
1,057	Sucampo Pharmaceuticals, Inc., Class A*	7,748
2,091	Sun Healthcare Group, Inc.*	10,141
2,370	Sunesis Pharmaceuticals, Inc.*	6,897
4,782	Sunrise Senior Living, Inc.*	28,788
1,271	SurModics, Inc.*	17,705
3,031	Symmetry Medical, Inc.*	23,460
1,854	Synergetics USA, Inc.*	6,637
2,217	Synta Pharmaceuticals Corp.*	10,664
2,296	Targacept, Inc.*	9,528
2,221	Team Health Holdings, Inc.*	50,506
5,746	Theravance, Inc.*	118,885
878	Tornier N.V.*	17,340

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
592	Transcept Pharmaceuticals, Inc.*	$4,191
1,647	Triple-S Management Corp., Class B*	28,592
862	Trius Therapeutics, Inc.*	4,422
983	U.S. Physical Therapy, Inc.	23,887
5,378	Unilife Corp.*	22,426
2,690	Universal American Corp.*	26,443
1,722	Uroplasty, Inc.*	7,990
2,342	Vanda Pharmaceuticals, Inc.*	9,953
2,543	Vanguard Health Systems, Inc.*	19,581
1,412	Vascular Solutions, Inc.*	16,069
527	Verastem, Inc.*	5,291
7,099	Vical, Inc.*	20,729
5,895	ViroPharma, Inc.*	118,725
8,164	Vivus, Inc.*	202,386
4,345	Volcano Corp.*	124,224
3,546	WellCare Health Plans, Inc.*	200,243
2,790	West Pharmaceutical Services, Inc.	133,362
3,251	Wright Medical Group, Inc.*	64,337
2,946	XenoPort, Inc.*	17,322
470	Young Innovations, Inc.	16,314
7,111	Zalicus, Inc.*	6,755
614	ZELTIQ Aesthetics, Inc.*	2,751
5,584	ZIOPHARM Oncology, Inc.*	28,702
1,762	Zogenix, Inc.*	3,172
		12,030,482
	Industrials — 9.4%

3,168	A. O. Smith Corp.	146,235
798	A.T. Cross Co., Class A*	8,084
7,357	A123 Systems, Inc.*	7,504
1,565	AAON, Inc.	29,328
3,311	AAR Corp.	39,898
4,418	ABM Industries, Inc.	94,854
3,564	Acacia Research Corp.*	123,920
9,260	ACCO Brands Corp.*	84,451
3,370	Accuride Corp.*	19,950
2,218	Aceto Corp.	18,920
6,666	Active Power, Inc.*	5,267
5,716	Actuant Corp., Class A	149,588
3,608	Acuity Brands, Inc.	196,636
1,389	Advisory Board Co. (The)*	134,552
3,290	Aegion Corp.*	51,883
1,409	Aerovironment, Inc.*	31,393
4,485	Air Transport Services Group, Inc.*	22,739
4,576	Aircastle Ltd.	50,839
556	Alamo Group, Inc.	17,219
5,971	Alaska Air Group, Inc.*	204,805
2,303	Albany International Corp., Class A	42,007
1,231	Allegiant Travel Co.*	79,830
2,239	Altra Holdings, Inc.*	37,548
722	Amerco, Inc.	60,735
1,553	Ameresco, Inc., Class A*	16,695
811	American Railcar Industries, Inc.*	17,153
3,086	American Reprographics Co.*	15,955
757	American Science & Engineering, Inc.	36,677
3,722	American Superconductor Corp.*	14,665
782	American Woodmark Corp.	13,224
710	Ampco-Pittsburgh Corp.	11,026
2,340	Apogee Enterprises, Inc.	34,585
3,531	Applied Industrial Technologies, Inc.	133,154
656	Argan, Inc.	8,712
2,118	Arkansas Best Corp.	26,793
1,661	Astec Industries, Inc.*	45,594
856	Astronics Corp.*	21,845
2,189	Atlas Air Worldwide Holdings, Inc.*	99,424
8,748	Avis Budget Group, Inc.*	129,908
1,045	AZZ, Inc.	56,043
1,359	Baltic Trading Ltd.	5,028
4,538	Barnes Group, Inc.	105,599
435	Barrett Business Services, Inc.	8,591
3,831	Beacon Roofing Supply, Inc.*	95,200
3,948	Belden, Inc.	123,375
4,053	Blount International, Inc.*	55,202
3,957	Brady Corp., Class A	108,580
4,202	Briggs & Stratton Corp.	71,014
3,889	Brink’s Co. (The)	88,553
11,641	Broadwind Energy, Inc.*	3,492
3,790	Builders FirstSource, Inc.*	15,008
1,008	CAI International, Inc.*	18,688
22,172	Capstone Turbine Corp.*	22,837
763	Cascade Corp.	38,119
2,110	Casella Waste Systems, Inc., Class A*	10,677
3,284	CBIZ, Inc.*	18,522
1,060	CDI Corp.	17,787
1,672	Celadon Group, Inc.	26,936
4,588	Cenveo, Inc.*	9,543
2,074	Ceradyne, Inc.	52,244
2,448	Chart Industries, Inc.*	152,902
1,436	CIRCOR International, Inc.	46,225
4,201	CLARCOR, Inc.	205,009
3,904	Clean Harbors, Inc.*	242,321
697	Coleman Cable, Inc.	5,994
4,305	Colfax Corp.*	121,961
1,604	Columbus McKinnon Corp.*	24,766
3,159	Comfort Systems USA, Inc.	28,684
2,398	Commercial Vehicle Group, Inc.*	20,935
96	Compx International, Inc.	1,248
703	Consolidated Graphics, Inc.*	20,507
2,876	Corporate Executive Board Co. (The)	104,514
858	Courier Corp.	9,378
697	Covenant Transportation Group, Inc., Class A*	2,628
904	CRA International, Inc.*	17,004
1,317	Cubic Corp.	57,158
3,868	Curtiss-Wright Corp.	117,549
4,284	Deluxe Corp.	99,046
2,937	DigitalGlobe, Inc.*	47,462
2,531	Dolan Co. (The)*	18,147
2,411	Dollar Thrifty Automotive Group, Inc.*	196,689
1,553	Douglas Dynamics, Inc.	19,847
878	Ducommun, Inc.*	7,928
724	DXP Enterprises, Inc.*	34,028
2,934	Dycom Industries, Inc.*	57,448
1,111	Dynamic Materials Corp.	18,754
1,303	Eagle Bulk Shipping, Inc.*	3,922
939	Echo Global Logistics, Inc.*	15,972
5,570	EMCOR Group, Inc.	152,339
1,344	Encore Capital Group, Inc.*	32,579
1,546	Encore Wire Corp.	38,665
3,814	Energy Recovery, Inc.*	8,543
6,650	EnergySolutions, Inc.*	23,408
2,065	EnerNOC, Inc.*	13,051
3,975	EnerSys*	131,096

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,170	Ennis, Inc.	$30,857
1,722	EnPro Industries, Inc.*	66,331
2,217	ESCO Technologies, Inc.	77,373
1,427	Essex Rental Corp.*	4,609
2,539	Esterline Technologies Corp.*	163,994
3,809	Excel Maritime Carriers Ltd.*	2,861
1,103	Exponent, Inc.*	52,084
5,176	Federal Signal Corp.*	25,776
3,944	Flow International Corp.*	11,635
2,448	Forward Air Corp.	77,675
1,112	Franklin Covey Co.*	10,264
1,938	Franklin Electric Co., Inc.	94,807
996	FreightCar America, Inc.	19,751
3,504	FTI Consulting, Inc.*	110,621
1,520	Fuel Tech, Inc.*	6,095
13,419	FuelCell Energy, Inc.*	18,116
3,079	Furmanite Corp.*	14,163
1,559	G&K Services, Inc., Class A	45,492
3,001	Genco Shipping & Trading Ltd.*	9,363
4,891	GenCorp, Inc.*	29,933
2,077	Generac Holdings, Inc.*	51,406
3,302	Genesee & Wyoming, Inc., Class A*	165,463
5,097	Geo Group, Inc. (The)*	110,911
1,847	GeoEye, Inc.*	35,389
2,534	Gibraltar Industries, Inc.*	25,897
1,432	Global Power Equipment Group, Inc.*	26,392
1,268	Gorman-Rupp Co. (The)	35,517
1,236	GP Strategies Corp.*	19,479
820	Graham Corp.	15,793
3,220	Granite Construction, Inc.	73,802
4,901	Great Lakes Dredge & Dock Corp.	31,857
1,644	Greenbrier Cos., Inc.*	22,753
3,973	Griffon Corp.	31,824
2,382	H&E Equipment Services, Inc.*	37,802
4,200	Hawaiian Holdings, Inc.*	24,276
5,531	Healthcare Services Group, Inc.	108,131
4,202	Heartland Express, Inc.	59,836
4,345	HEICO Corp.	181,013
1,482	Heidrick & Struggles International, Inc.	24,334
467	Heritage-Crystal Clean, Inc.*	9,135
4,774	Herman Miller, Inc.	88,224
8,161	Hexcel Corp.*	198,965
2,088	Hill International, Inc.*	6,368
3,727	HNI Corp.	86,131
1,480	Houston Wire & Cable Co.	16,872
3,067	Hub Group, Inc., Class A*	107,222
2,732	Hudson Global, Inc.*	10,791
537	Hurco Cos., Inc.*	11,846
1,850	Huron Consulting Group, Inc.*	57,831
1,638	ICF International, Inc.*	36,855
4,312	II-VI, Inc.*	81,497
2,148	InnerWorkings, Inc.*	25,325
1,909	Insperity, Inc.	47,935
1,468	Insteel Industries, Inc.	13,403
4,389	Interface, Inc.	55,696
2,633	Interline Brands, Inc.*	66,009
452	International Shipholding Corp.	8,131
806	Intersections, Inc.	9,213
20,534	JetBlue Airways Corp.*	107,393
2,387	John Bean Technologies Corp.	33,251
970	Kadant, Inc.*	22,019
2,189	Kaman Corp.	64,028
2,716	Kaydon Corp.	60,594
2,221	Kelly Services, Inc., Class A	25,963
1,535	KEYW Holding Corp. (The)*	14,153
2,474	Kforce, Inc.*	32,978
2,611	Kimball International, Inc., Class B	17,964
5,083	Knight Transportation, Inc.	85,191
3,986	Knoll, Inc.	52,894
3,914	Korn/Ferry International*	53,230
3,342	Kratos Defense & Security Solutions, Inc.*	18,080
750	L.B. Foster Co., Class A	20,730
291	Lawson Products, Inc.	2,855
1,636	Layne Christensen Co.*	30,675
1,046	Lindsay Corp.	58,210
763	LMI Aerospace, Inc.*	11,979
1,623	LSI Industries, Inc.	9,933
1,429	Lydall, Inc.*	17,791
1,295	Marten Transport Ltd.	26,509
4,718	MasTec, Inc.*	77,139
2,025	McGrath RentCorp	51,131
7,870	Meritor, Inc.*	42,577
3,343	Metalico, Inc.*	8,458
1,222	Met-Pro Corp.	11,585
696	Michael Baker Corp.*	16,043
1,562	Middleby Corp.*	159,746
934	Miller Industries, Inc.	13,562
2,263	Mine Safety Appliances Co.	92,964
1,226	Mistras Group, Inc.*	27,634
3,062	Mobile Mini, Inc.*	42,072
3,784	Moog, Inc., Class A*	143,868
3,154	Mueller Industries, Inc.	133,982
12,955	Mueller Water Products, Inc., Class A	45,213
950	Multi-Color Corp.	17,603
1,677	MYR Group, Inc.*	25,507
486	NACCO Industries, Inc., Class A	50,996
400	National Presto Industries, Inc.	26,824
4,297	Navigant Consulting, Inc.*	51,435
1,645	NCI Building Systems, Inc.*	15,989
555	NL Industries, Inc.	6,782
1,400	NN, Inc.*	10,808
776	Northwest Pipe Co.*	15,807
6,066	Odyssey Marine Exploration, Inc.*	19,593
3,954	Old Dominion Freight Line, Inc.*	172,236
230	Omega Flex, Inc.*	2,537
3,080	On Assignment, Inc.*	51,313
4,868	Orbital Sciences Corp.*	54,473
2,250	Orion Marine Group, Inc.*	15,030
2,915	Pacer International, Inc.*	16,441
695	Park-Ohio Holdings Corp.*	12,823
514	Patriot Transportation Holding, Inc.*	10,552
12,597	Pendrell Corp.*	14,613
1,354	Pike Electric Corp.*	9,776
1,723	PMFG, Inc.*	13,164
1,425	Portfolio Recovery Associates, Inc.*	98,482
735	Powell Industries, Inc.*	27,033
1,569	PowerSecure International, Inc.*	6,511
203	Preformed Line Products Co.	11,303
2,224	Primoris Services Corp.	26,666
412	Proto Labs, Inc.*	15,199
2,103	Quad/Graphics, Inc.	26,582
1,409	Quality Distribution, Inc.*	14,964
3,158	Quanex Building Products Corp.	52,139
1,779	RailAmerica, Inc.*	42,376

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,506	Raven Industries, Inc.	$100,330
1,827	RBC Bearings, Inc.*	84,773
4,016	Republic Airways Holdings, Inc.*	21,767
3,594	Resources Connection, Inc.	43,128
757	Roadrunner Transportation Systems, Inc.*	12,718
3,285	Robbins & Myers, Inc.	149,763
5,295	Rollins, Inc.	112,466
838	RPX Corp.*	11,171
2,700	Rush Enterprises, Inc., Class A*	44,739
1,327	Saia, Inc.*	28,703
9,156	Satcon Technology Corp.*	3,132
964	Sauer-Danfoss, Inc.	34,829
982	Schawk, Inc.	10,949
26	Seaboard Corp.*	51,645
921	SeaCube Container Leasing Ltd.	16,781
3,465	Simpson Manufacturing Co., Inc.	96,292
4,407	SkyWest, Inc.	31,069
1,299	Spirit Airlines, Inc.*	26,772
1,319	Standard Parking Corp.*	25,074
1,041	Standex International Corp.	42,358
6,627	Steelcase, Inc., Class A	58,119
1,372	Sterling Construction Co., Inc.*	12,348
1,670	Sun Hydraulics Corp.	38,961
6,601	Swift Transportation Co.*	70,037
7,050	Swisher Hygiene, Inc.*	14,029
3,306	Sykes Enterprises, Inc.*	49,755
1,831	TAL International Group, Inc.	59,892
4,631	Taser International, Inc.*	24,915
1,622	Team, Inc.*	43,275
1,540	Tecumseh Products Co., Class A*	7,238
3,060	Teledyne Technologies, Inc.*	182,315
1,595	Tennant Co.	67,309
5,195	Tetra Tech, Inc.*	129,823
949	Textainer Group Holdings Ltd.	31,194
833	Thermon Group Holdings, Inc.*	16,918
3,506	Titan International, Inc.	78,534
1,284	Titan Machinery, Inc.*	39,611
1,073	TMS International Corp., Class A*	11,910
1,477	TRC Cos., Inc.*	8,906
1,297	Trex Co., Inc.*	37,743
2,438	Trimas Corp.*	48,784
3,134	Triumph Group, Inc.	187,539
3,341	TrueBlue, Inc.*	49,948
2,599	Tutor Perini Corp.*	29,213
705	Twin Disc, Inc.	13,437
1,779	Ultrapetrol (Bahamas) Ltd.*	2,544
1,180	UniFirst Corp.	67,520
6,779	United Rentals, Inc.*	234,214
3,555	United Stationers, Inc.	89,764
915	UniTek Global Services, Inc.*	2,516
1,627	Universal Forest Products, Inc.	61,257
457	Universal Truckload Services, Inc.	6,005
13,499	US Airways Group, Inc.*	178,457
1,526	US Ecology, Inc.	26,262
5,950	USG Corp.*	91,749
6,018	Valence Technology, Inc.*	4,453
1,698	Viad Corp.	30,072
1,633	Vicor Corp.	9,831
344	VSE Corp.	8,445
5,707	Wabash National Corp.*	39,721
2,343	Watsco, Inc.	172,468
2,507	Watts Water Technologies, Inc., Class A	82,856
3,652	Werner Enterprises, Inc.	88,890
1,750	Wesco Aircraft Holdings, Inc.*	24,272
5,124	Woodward, Inc.	193,226
917	Xerium Technologies, Inc.*	3,301
853	Zipcar, Inc.*	9,170
		14,478,620
	Information Technology — 9.7%

3,492	3D Systems Corp.*	106,157
4,615	Accelrys, Inc.*	35,997
3,258	ACI Worldwide, Inc.*	124,423
1,118	Active Network, Inc. (The)*	15,697
3,169	Actuate Corp.*	21,169
6,762	Acxiom Corp.*	95,141
5,389	ADTRAN, Inc.	157,520
3,345	Advanced Energy Industries, Inc.*	45,659
2,734	Advent Software, Inc.*	71,330
1,653	Aeroflex Holding Corp.*	10,695
1,415	Agilysys, Inc.*	10,301
1,224	Alpha & Omega Semiconductor Ltd.*	10,979
1,893	American Software, Inc., Class A	15,068
7,491	Amkor Technology, Inc.*	35,432
798	Amtech Systems, Inc.*	3,607
5,619	ANADIGICS, Inc.*	11,182
1,260	Anaren, Inc.*	24,343
2,499	Ancestry.com, Inc.*	53,828
847	Angie’s List, Inc.*	10,816
2,415	Anixter International, Inc.	138,887
5,280	Applied Micro Circuits Corp.*	28,195
9,590	Arris Group, Inc.*	118,245
7,480	Aruba Networks, Inc.*	98,287
7,050	Aspen Technology, Inc.*	155,805
2,637	ATMI, Inc.*	52,766
667	AVG Technologies NV*	9,078
5,051	Aviat Networks, Inc.*	13,082
2,468	Avid Technology, Inc.*	17,622
8,840	Axcelis Technologies, Inc.*	9,812
2,664	AXT, Inc.*	10,256
1,254	Badger Meter, Inc.	45,282
1,916	Bankrate, Inc.*	33,300
909	Bazaarvoice, Inc.*	15,717
876	Bel Fuse, Inc., Class B	14,261
4,804	Benchmark Electronics, Inc.*	65,046
1,497	Black Box Corp.	33,503
3,708	Blackbaud, Inc.	95,852
2,993	Bottomline Technologies, Inc.*	53,515
479	Brightcove, Inc.*	6,074
5,682	Brightpoint, Inc.*	27,671
1,879	BroadSoft, Inc.*	51,315
5,512	Brooks Automation, Inc.	51,647
1,959	Cabot Microelectronics Corp.	61,395
2,200	CACI International, Inc., Class A*	94,160
3,314	Calix, Inc.*	26,611
2,498	Callidus Software, Inc.*	12,465
599	Carbonite, Inc.*	4,618
3,589	Cardtronics, Inc.*	100,564
772	Cass Information Systems, Inc.	28,433
4,036	Cavium, Inc.*	97,712
1,920	CEVA, Inc.*	33,370
3,340	Checkpoint Systems, Inc.*	26,085
5,328	CIBER, Inc.*	19,074
5,518	Cirrus Logic, Inc.*	158,477
3,455	Cognex Corp.	120,890
1,966	Coherent, Inc.*	86,779
2,003	Cohu, Inc.	18,708
554	Communications Systems, Inc.	5,895
3,669	CommVault Systems, Inc.*	171,966

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,260	Computer Task Group, Inc.*	$15,334
2,656	comScore, Inc.*	48,206
1,584	Comtech Telecommunications Corp.	45,746
3,720	Concur Technologies, Inc.*	230,082
2,455	Constant Contact, Inc.*	49,714
8,766	Convergys Corp.*	122,286
951	Cornerstone OnDemand, Inc.*	19,068
2,162	CoStar Group, Inc.*	159,750
3,015	Cray, Inc.*	32,200
2,884	CSG Systems International, Inc.*	47,586
2,860	CTS Corp.	26,827
2,543	Cymer, Inc.*	137,754
2,885	Daktronics, Inc.	18,897
1,257	DDi Corp.	16,328
3,426	DealerTrack Holdings, Inc.*	93,530
1,849	Deltek, Inc.*	19,396
659	Demand Media, Inc.*	6,036
1,287	Dialogic, Inc.*	1,212
4,036	Dice Holdings, Inc.*	39,674
2,111	Digi International, Inc.*	19,083
522	Digimarc Corp.	12,831
3,111	Digital River, Inc.*	45,421
2,943	Diodes, Inc.*	57,595
4,707	Dot Hill Systems Corp.*	5,790
1,843	DSP Group, Inc.*	11,556
1,375	DTS, Inc.*	37,991
745	Dynamics Research Corp.*	4,656
9,167	EarthLink, Inc.	73,978
2,401	Ebix, Inc.	41,777
2,925	Echelon Corp.*	10,325
1,565	Electro Rent Corp.	21,660
1,882	Electro Scientific Industries, Inc.	20,758
3,890	Electronics for Imaging, Inc.*	57,339
704	Ellie Mae, Inc.*	11,440
1,553	eMagin Corp.*	4,830
1,840	Emcore Corp.*	7,544
7,312	Emulex Corp.*	49,137
11,194	Entegris, Inc.*	86,306
7,139	Entropic Communications, Inc.*	28,699
1,595	Envestnet, Inc.*	18,917
306	EPAM Systems, Inc.*	5,355
2,617	EPIQ Systems, Inc.	28,866
304	ePlus, Inc.*	9,555
4,267	Euronet Worldwide, Inc.*	76,763
3,049	Exar Corp.*	23,935
1,421	ExlService Holdings, Inc.*	30,793
7,673	Extreme Networks*	28,620
1,700	Fabrinet*	19,822
2,975	Fair Isaac Corp.	120,964
2,559	FalconStor Software, Inc.*	6,858
1,361	FARO Technologies, Inc.*	62,783
3,224	FEI Co.*	147,562
7,469	Finisar Corp.*	107,180
4,220	FormFactor, Inc.*	25,278
1,226	Forrester Research, Inc.	39,575
486	FriendFinder Networks, Inc.*	544
3,225	FSI International, Inc.*	11,223
5,374	Global Cash Access Holdings, Inc.*	37,887
1,868	Globecomm Systems, Inc.*	19,801
4,182	Glu Mobile, Inc.*	19,321
2,154	GSI Group, Inc.*	25,008
1,680	GSI Technology, Inc.*	6,888
9,857	GT Advanced Technologies, Inc.*	41,399
1,137	Guidance Software, Inc.*	9,323
737	Guidewire Software, Inc.*	19,096
1,882	Hackett Group, Inc. (The)*	9,711
9,565	Harmonic, Inc.*	41,990
3,212	Heartland Payment Systems, Inc.	93,726
2,550	Higher One Holdings, Inc.*	32,410
2,611	Hittite Microwave Corp.*	128,670
3,224	Identive Group, Inc.*	4,094
2,578	iGATE Corp.*	42,253
2,503	Imation Corp.*	14,217
2,377	Immersion Corp.*	13,335
458	Imperva, Inc.*	11,775
8,711	Infinera Corp.*	55,838
3,286	InfoSpace, Inc.*	41,929
1,799	Inphi Corp.*	14,950
3,656	Insight Enterprises, Inc.*	54,438
12,347	Integrated Device Technology, Inc.*	67,785
2,230	Integrated Silicon Solution, Inc.*	20,873
1,187	Interactive Intelligence Group, Inc.*	30,625
3,779	InterDigital, Inc.	93,304
4,949	Intermec, Inc.*	29,249
804	Intermolecular, Inc.*	5,210
4,355	Internap Network Services Corp.*	31,051
1,903	Intevac, Inc.*	14,368
2,663	IntraLinks Holdings, Inc.*	10,652
833	InvenSense, Inc.*	8,280
3,217	Ixia*	34,036
2,013	IXYS Corp.*	20,855
3,832	j2 Global, Inc.	92,696
7,193	Jack Henry & Associates, Inc.	237,441
3,525	JDA Software Group, Inc.*	97,572
1,288	Jive Software, Inc.*	21,574
3,679	Kemet Corp.*	21,154
2,200	Kenexa Corp.*	64,174
1,221	Keynote Systems, Inc.	17,643
3,205	KIT Digital, Inc.*	10,448
5,653	Kopin Corp.*	17,355
5,999	Kulicke & Soffa Industries, Inc.*	63,109
1,240	KVH Industries, Inc.*	11,929
9,815	Lattice Semiconductor Corp.*	44,855
1,366	LeCroy Corp.*	19,384
5,260	Limelight Networks, Inc.*	14,307
5,132	Lionbridge Technologies, Inc.*	15,447
1,656	Liquidity Services, Inc.*	105,802
1,796	Littelfuse, Inc.	103,342
4,389	LivePerson, Inc.*	75,754
1,698	LogMeIn, Inc.*	54,421
911	Loral Space & Communications, Inc.	54,933
4,122	LTX-Credence Corp.*	29,266
1,703	Manhattan Associates, Inc.*	80,893
1,942	Mantech International Corp., Class A	42,336
1,780	Marchex, Inc., Class B	6,372
2,892	MAXIMUS, Inc.	131,615
1,333	MaxLinear, Inc., Class A*	5,972
2,329	Maxwell Technologies, Inc.*	16,140
1,246	Measurement Specialties, Inc.*	40,707
8,023	Mentor Graphics Corp.*	113,124
2,515	Mercury Computer Systems, Inc.*	29,803
898	Meru Networks, Inc.*	1,392
3,078	Methode Electronics, Inc.	23,116
4,201	Micrel, Inc.	41,128
7,199	Microsemi Corp.*	127,134
666	MicroStrategy, Inc., Class A*	81,239

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,282	Microvision, Inc.*	$3,397
3,011	Mindspeed Technologies, Inc.*	9,334
4,378	MIPS Technologies, Inc.*	27,975
4,355	MKS Instruments, Inc.	113,883
3,649	ModusLink Global Solutions, Inc.*	16,384
871	MoneyGram International, Inc.*	12,133
2,496	Monolithic Power Systems, Inc.*	46,900
2,980	Monotype Imaging Holdings, Inc.*	40,826
2,719	MoSys, Inc.*	8,184
3,084	Motricity, Inc.*	1,974
3,306	Move, Inc.*	27,341
1,300	MTS Systems Corp.	50,258
753	Multi-Fineline Electronix, Inc.*	18,652
1,678	Nanometrics, Inc.*	26,059
555	NCI, Inc., Class A*	2,370
721	NeoPhotonics Corp.*	2,963
3,050	NETGEAR, Inc.*	95,740
3,112	Netscout Systems, Inc.*	62,396
2,385	NetSuite, Inc.*	111,904
3,122	Newport Corp.*	37,121
5,330	NIC, Inc.	57,937
2,670	Novatel Wireless, Inc.*	5,527
796	Numerex Corp., Class A*	7,260
398	NVE Corp.*	20,692
4,205	Oclaro, Inc.*	10,723
5,479	OCZ Technology Group, Inc.*	24,546
4,360	OmniVision Technologies, Inc.*	70,545
1,962	OpenTable, Inc.*	77,931
1,628	Oplink Communications, Inc.*	20,871
1,199	OPNET Technologies, Inc.	29,939
3,640	Opnext, Inc.*	3,749
1,588	OSI Systems, Inc.*	101,346
9,925	Parametric Technology Corp.*	200,485
1,727	Park Electrochemical Corp.	40,515
775	PC Connection, Inc.	6,959
1,951	PDF Solutions, Inc.*	17,266
1,385	Pegasystems, Inc.	42,921
2,013	Perficient, Inc.*	22,807
1,968	Pericom Semiconductor Corp.*	15,468
4,898	Photronics, Inc.*	29,388
3,625	Plantronics, Inc.	109,076
2,962	Plexus Corp.*	82,936
3,709	PLX Technology, Inc.*	23,478
2,403	Power Integrations, Inc.	98,066
5,673	Power-One, Inc.*	23,543
2,639	Powerwave Technologies, Inc.*	2,315
1,628	PRGX Global, Inc.*	10,956
1,600	Procera Networks, Inc.*	33,440
5,166	Progress Software Corp.*	99,291
1,792	PROS Holdings, Inc.*	26,934
3,466	Pulse Electronics Corp.	6,793
549	QAD, Inc., Class A*	6,802
6,183	QLIK Technologies, Inc.*	140,540
18,782	Quantum Corp.*	36,625
569	Quepasa Corp.*	1,667
4,728	Quest Software, Inc.*	118,200
2,160	QuinStreet, Inc.*	17,518
1,618	Radisys Corp.*	9,449
8,182	Rambus, Inc.*	39,355
3,421	RealD, Inc.*	40,949
1,758	RealNetworks, Inc.	15,558
2,668	RealPage, Inc.*	47,624
790	Responsys, Inc.*	8,113
23,008	RF Micro Devices, Inc.*	86,740
1,175	Richardson Electronics Ltd.	13,571
792	Rimage Corp.	6,083
2,370	Rofin-Sinar Technologies, Inc.*	47,045
1,331	Rogers Corp.*	53,653
914	Rosetta Stone, Inc.*	12,613
1,461	Rubicon Technology, Inc.*	12,886
2,637	Rudolph Technologies, Inc.*	22,731
2,482	Saba Software, Inc.*	20,725
6,709	Sanmina-SCI Corp.*	47,701
9,102	Sapient Corp.	100,122
2,250	ScanSource, Inc.*	67,433
1,028	SciQuest, Inc.*	16,181
2,203	Seachange International, Inc.*	17,822
5,437	Semtech Corp.*	130,977
876	ServiceSource International, Inc.*	10,512
3,930	ShoreTel, Inc.*	16,467
2,650	Sigma Designs, Inc.*	15,847
2,582	Silicon Graphics International Corp.*	15,208
6,624	Silicon Image, Inc.*	29,278
2,989	Smith Micro Software, Inc.*	4,812
4,747	SolarWinds, Inc.*	217,697
17,582	Sonus Networks, Inc.*	42,724
2,369	Sourcefire, Inc.*	130,674
4,192	Spansion, Inc., Class A*	45,274
702	SPS Commerce, Inc.*	19,403
1,005	SRS Labs, Inc.*	9,095
2,101	SS&C Technologies Holdings, Inc.*	49,542
1,005	Stamps.com, Inc.*	24,683
1,917	Standard Microsystems Corp.*	70,239
3,063	STEC, Inc.*	21,625
2,518	STR Holdings, Inc.*	9,619
1,761	Stratasys, Inc.*	83,683
2,358	Super Micro Computer, Inc.*	37,587
857	Supertex, Inc.*	15,932
4,040	Support.com, Inc.*	10,383
1,665	Sycamore Networks, Inc.*	22,078
3,605	Symmetricom, Inc.*	19,647
2,679	Synaptics, Inc.*	71,851
2,202	Synchronoss Technologies, Inc.*	39,438
2,096	SYNNEX Corp.*	69,902
1,283	Syntel, Inc.	71,720
6,125	Take-Two Interactive Software, Inc.*	70,560
951	Tangoe, Inc.*	18,364
1,216	TechTarget, Inc.*	6,360
3,865	TeleCommunication Systems, Inc., Class A*	5,720
1,372	TeleNav, Inc.*	8,246
2,113	TeleTech Holdings, Inc.*	31,484
4,259	Tessera Technologies, Inc.	57,880
5,670	THQ, Inc.*	3,742
9,934	TiVo, Inc.*	84,836
2,122	TNS, Inc.*	37,941
461	Travelzoo, Inc.*	10,751
13,683	TriQuint Semiconductor, Inc.*	71,288
4,330	TTM Technologies, Inc.*	40,009
2,476	Tyler Technologies, Inc.*	92,355
726	Ubiquiti Networks, Inc.*	13,540
2,153	Ultimate Software Group, Inc.*	172,950
1,896	Ultra Clean Holdings*	11,300
2,095	Ultratech, Inc.*	63,520
3,586	Unisys Corp.*	56,336
7,386	United Online, Inc.	29,175
3,205	Universal Display Corp.*	90,221
7,101	Unwired Planet, Inc.*	16,758
6,556	ValueClick, Inc.*	114,992

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,252	VASCO Data Security International, Inc.*	$15,741
3,395	Veeco Instruments, Inc.*	117,739
1,765	Verint Systems, Inc.*	50,691
3,023	ViaSat, Inc.*	127,026
238	Viasystems Group, Inc.*	4,572
3,392	VirnetX Holding Corp.*	113,089
1,260	Virtusa Corp.*	18,434
1,025	Vishay Precision Group, Inc.*	14,258
1,514	Vocus, Inc.*	24,421
2,046	Volterra Semiconductor Corp.*	56,838
6,904	Wave Systems Corp., Class A*	6,904
2,422	Web.com Group, Inc.*	38,558
3,141	Websense, Inc.*	58,360
4,424	Westell Technologies, Inc., Class A*	9,556
3,218	Wright Express Corp.*	180,401
2,246	XO Group, Inc.*	19,832
2,360	Xyratex Ltd.	26,998
5,239	Zix Corp.*	12,888
1,325	Zygo Corp.*	21,969
		14,972,326
	Materials — 2.6%

2,571	A. Schulman, Inc.	54,942
1,393	A.M. Castle & Co.*	15,281
358	AEP Industries, Inc.*	12,362
2,030	AMCOL International Corp.	57,002
1,861	American Vanguard Corp.	50,154
2,404	Balchem Corp.	69,812
7,191	Boise, Inc.	49,618
3,324	Buckeye Technologies, Inc.	92,108
4,705	Calgon Carbon Corp.*	62,906
4,297	Century Aluminum Co.*	30,423
534	Chase Corp.	6,136
8,024	Chemtura Corp.*	121,243
1,920	Clearwater Paper Corp.*	60,173
7,459	Coeur d’Alene Mines Corp.*	126,057
899	Deltic Timber Corp.	49,993
3,707	Eagle Materials, Inc.	118,995
7,212	Ferro Corp.*	32,021
4,160	Flotek Industries, Inc.*	44,304
1,556	FutureFuel Corp.	15,311
5,618	General Moly, Inc.*	13,933
2,830	Georgia Gulf Corp.*	84,221
5,252	Globe Specialty Metals, Inc.	61,553
2,367	Gold Resource Corp.	62,725
2,324	Golden Minerals Co.*	8,087
21,544	Golden Star Resources Ltd.*	22,837
13,319	Graphic Packaging Holding Co.*	65,929
671	GSE Holding, Inc.*	7,314
4,119	H.B. Fuller Co.	125,218
487	Handy & Harman Ltd.*	6,458
724	Hawkins, Inc.	23,899
1,017	Haynes International, Inc.	51,867
5,067	Headwaters, Inc.*	23,359
23,264	Hecla Mining Co.	98,872
3,639	Horsehead Holding Corp.*	32,241
1,808	Innophos Holdings, Inc.	91,268
1,975	Innospec, Inc.*	52,199
7,030	Jaguar Mining, Inc.*	8,436
1,357	Kaiser Aluminum Corp.	65,122
3,255	KapStone Paper and Packaging Corp.*	50,257
598	KMG Chemicals, Inc.	10,214
1,717	Koppers Holdings, Inc.	60,284
2,657	Kraton Performance Polymers, Inc.*	50,775
2,199	Landec Corp.*	16,075
11,012	Louisiana-Pacific Corp.*	103,733
1,530	LSB Industries, Inc.*	42,565
1,700	Materion Corp.	37,553
8,784	McEwen Mining, Inc.*	20,730
966	Metals USA Holdings Corp.*	14,026
7,145	Midway Gold Corp.*	8,502
1,522	Minerals Technologies, Inc.	96,297
2,494	Myers Industries, Inc.	41,949
1,306	Neenah Paper, Inc.	34,034
751	NewMarket Corp.	156,816
1,893	Noranda Aluminum Holding Corp.	14,557
6,640	Olin Corp.	127,289
762	Olympic Steel, Inc.	12,634
2,583	OM Group, Inc.*	47,036
3,769	Omnova Solutions, Inc.*	27,137
3,634	P. H. Glatfelter Co.	55,055
10,560	Paramount Gold and Silver Corp.*	22,915
7,782	PolyOne Corp.	102,956
1,067	Quaker Chemical Corp.	44,590
2,088	Revett Minerals, Inc.*	6,974
2,515	RTI International Metals, Inc.*	52,790
1,342	Schweitzer-Mauduit International, Inc.	89,780
3,297	Senomyx, Inc.*	7,682
4,171	Sensient Technologies Corp.	152,325
2,572	Spartech Corp.*	9,671
675	Stepan Co.	61,006
9,604	Stillwater Mining Co.*	81,538
5,885	SunCoke Energy, Inc.*	82,625
1,898	Texas Industries, Inc.	60,736
12,727	Thompson Creek Metals Co., Inc.*	43,654
1,105	TPC Group, Inc.*	34,907
1,989	Tredegar Corp.	26,951
980	U.S. Silica Holdings, Inc.*	11,927
187	United States Lime & Minerals, Inc.*	8,355
592	Universal Stainless & Alloy*	23,822
1,245	Verso Paper Corp.*	1,432
5,919	Vista Gold Corp.*	17,106
4,098	Wausau Paper Corp.	37,743
4,479	Worthington Industries, Inc.	72,784
1,828	Zep, Inc.	25,629
2,315	Zoltek Cos., Inc.*	19,330
		4,101,125
	Telecommunication Services — 0.5%

5,175	8x8, Inc.*	20,907
1,934	AboveNet, Inc.*	161,141
3,764	Alaska Communications Systems Group, Inc.	7,453
781	Atlantic Tele-Network, Inc.	25,695
510	Boingo Wireless, Inc.*	4,886
2,328	Cbeyond, Inc.*	13,782
16,564	Cincinnati Bell, Inc.*	58,637
3,831	Cogent Communications Group, Inc.*	67,962
2,178	Consolidated Communications Holdings, Inc.	32,125
1,796	Fairpoint Communications, Inc.*	9,770
3,087	General Communication, Inc., Class A*	19,572
8,521	Globalstar, Inc.*	3,090
1,113	HickoryTech Corp.	10,651

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,158	IDT Corp., Class B	$9,588
2,557	inContact, Inc.*	13,373
3,631	Iridium Communications, Inc.*	30,827
5,089	Leap Wireless International, Inc.*	29,363
1,252	Lumos Networks Corp.	12,833
2,617	Neutral Tandem, Inc.*	35,513
1,252	NTELOS Holdings Corp.	23,963
2,886	ORBCOMM, Inc.*	9,408
4,353	Premiere Global Services, Inc.*	36,391
1,980	Shenandoah Telecommunications Co.	21,107
1,172	SureWest Communications	24,987
3,527	Towerstream Corp.*	12,803
1,842	USA Mobility, Inc.	22,878
11,549	Vonage Holdings Corp.*	21,135
		739,840
	Utilities — 2.1%

2,810	ALLETE, Inc.	109,730
1,555	American States Water Co.	57,208
607	Artesian Resources Corp., Class A	11,327
9,455	Atlantic Power Corp.	126,130
4,802	Avista Corp.	122,019
3,673	Black Hills Corp.	118,197
1,005	Cadiz, Inc.*	7,598
3,479	California Water Service Group	60,569
1,116	Central Vermont Public Service Corp.	39,183
1,295	CH Energy Group, Inc.	84,991
796	Chesapeake Utilities Corp.	33,639
5,081	Cleco Corp.	207,508
716	Connecticut Water Service, Inc.	19,898
1,213	Consolidated Water Co., Ltd.	9,316
8,579	Dynegy, Inc.*	4,118
3,509	El Paso Electric Co.	107,691
3,481	Empire District Electric Co. (The)	69,794
1,158	Genie Energy Ltd., Class B	7,747
4,130	IDACORP, Inc.	162,268
1,867	Laclede Group, Inc. (The)	71,151
1,926	MGE Energy, Inc.	86,920
1,299	Middlesex Water Co.	23,668
3,447	New Jersey Resources Corp.	144,705
2,223	Northwest Natural Gas Co.	103,036
3,021	NorthWestern Corp.	107,276
1,495	Ormat Technologies, Inc.	30,363
3,005	Otter Tail Corp.	63,496
5,981	Piedmont Natural Gas Co., Inc.	181,344
6,637	PNM Resources, Inc.	123,780
6,277	Portland General Electric Co.	157,866
1,175	SJW Corp.	27,166
2,496	South Jersey Industries, Inc.	120,831
3,820	Southwest Gas Corp.	160,364
4,210	UIL Holdings Corp.	142,340
1,146	Unitil Corp.	30,495
3,355	UNS Energy Corp.	125,779
4,268	WGL Holdings, Inc.	166,239
1,060	York Water Co.	18,041
		3,243,791
	Total Common Stocks (Cost $114,191,289)	93,214,518

No. of Rights
	Rights — 0.0%‡
795	Hampton Roads Bankshares, Inc., expiring 06/30/12 at $0.70*^	2,185
	Total Rights (Cost $6,162)	2,185

No. of Warrants
	Warrants — 0.0%
1,514	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) — 10.4%
	Federal Home Loan Bank
$6,427,875	0.01%, due 06/01/12	6,427,875
	Federal Home Loan Mortgage Corp.
1,191,596	0.06%, due 06/01/12	1,191,596
	U.S. Treasury Bills
8,000,000	0.00%, due 06/28/12	7,999,643
500,000	0.00%, due 09/27/12	499,816
	Total U.S. Government & Agency Securities (Cost $16,118,930)	16,118,930

	Repurchase Agreements (a)(b) — 32.6%
50,332,539	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $50,332,800	50,332,539
	Total Repurchase Agreements (Cost $50,332,539)	50,332,539

	Total Investment Securities (Cost $180,648,920) — 103.4%	159,668,172
	Liabilities in excess of other assets — (3.4%)	(5,253,913)
	Net Assets — 100.0%	$154,414,259

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $2,185 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $54,674,374.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,481,314
Aggregate gross unrealized depreciation	(24,490,821)
Net unrealized depreciation	$(23,009,507)
Federal income tax cost of investments	$182,677,679

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	61	06/15/12	$4,639,050	$(15,575)

Cash collateral in the amount of $414,190 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$2,371,356	$(220,307)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	102,953,314	(8,411,736)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	2,823,754	(238,460)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	6,438,726	(102,447)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	1,071,524	(268,653)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	41,204,231	906,359

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	54,112,195	1,502,172

		$(6,833,072)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

UltraPro S&P500

Shares		Value
	Common Stocks (a) — 81.7%
	Consumer Discretionary — 9.2%

1,615	Abercrombie & Fitch Co., Class A	$54,167
6,867	Amazon.com, Inc.*	1,462,053
2,122	Apollo Group, Inc., Class A*	67,522
798	AutoNation, Inc.*	28,744
514	AutoZone, Inc.*	195,454
4,465	Bed Bath & Beyond, Inc.*	322,596
5,352	Best Buy Co., Inc.	100,189
1,237	Big Lots, Inc.*	45,460
2,164	BorgWarner, Inc.*	155,267
4,088	Cablevision Systems Corp., Class A	46,767
4,273	CarMax, Inc.*	120,541
8,543	Carnival Corp.	274,145
12,244	CBS Corp. (Non-Voting), Class B	390,828
589	Chipotle Mexican Grill, Inc.*	243,298
5,427	Coach, Inc.	366,051
50,867	Comcast Corp., Class A	1,470,565
5,261	D.R. Horton, Inc.	87,333
2,424	Darden Restaurants, Inc.	125,394
1,127	DeVry, Inc.	30,801
12,757	DIRECTV, Class A*	567,049
4,878	Discovery Communications, Inc., Class A*	244,388
2,246	Dollar Tree, Inc.*	231,742
1,791	Expedia, Inc.	82,189
2,222	Family Dollar Stores, Inc.	150,541
71,696	Ford Motor Co.	757,110
978	Fossil, Inc.*	71,550
2,574	GameStop Corp., Class A	49,369
4,468	Gannett Co., Inc.	58,352
6,263	Gap, Inc. (The)	165,970
2,940	Genuine Parts Co.	185,220
4,615	Goodyear Tire & Rubber Co. (The)*	48,227
5,526	H&R Block, Inc.	84,382
4,312	Harley-Davidson, Inc.	207,752
1,326	Harman International Industries, Inc.	52,006
2,184	Hasbro, Inc.	77,357
29,080	Home Depot, Inc. (The)	1,434,807
5,611	International Game Technology	80,237
8,415	Interpublic Group of Cos., Inc. (The)	87,432
2,727	J.C. Penney Co., Inc.	71,529
12,842	Johnson Controls, Inc.	387,058
4,780	Kohl’s Corp.	219,020
2,641	Leggett & Platt, Inc.	54,906
3,062	Lennar Corp., Class A	83,562
4,640	Limited Brands, Inc.	205,830
23,410	Lowe’s Cos., Inc.	625,515
7,812	Macy’s, Inc.	297,247
5,037	Marriott International, Inc., Class A	194,982
6,394	Mattel, Inc.	199,045
19,215	McDonald’s Corp.	1,716,668
5,244	McGraw-Hill Cos., Inc. (The)	227,485
1,044	Netflix, Inc.*	66,231
5,440	Newell Rubbermaid, Inc.	100,096
40,603	News Corp., Class A	779,578
6,925	NIKE, Inc., Class B	749,147
3,016	Nordstrom, Inc.	142,868
5,147	Omnicom Group, Inc.	245,409
2,400	O’Reilly Automotive, Inc.*	229,896
941	priceline.com, Inc.*	588,586
6,351	PulteGroup, Inc.*	59,445
1,219	Ralph Lauren Corp.	181,387
4,313	Ross Stores, Inc.	272,711
1,801	Scripps Networks Interactive, Inc., Class A	98,641
721	Sears Holdings Corp.*	35,617
13,094	Staples, Inc.	172,055
14,211	Starbucks Corp.	780,042
3,700	Starwood Hotels & Resorts Worldwide, Inc.	195,545
12,668	Target Corp.	733,604
2,394	Tiffany & Co.	132,604
5,925	Time Warner Cable, Inc.	446,745
18,291	Time Warner, Inc.	630,491
14,229	TJX Cos., Inc.	604,163
1,788	TripAdvisor, Inc.*	76,669
2,094	Urban Outfitters, Inc.*	58,569
1,650	VF Corp.	232,716
10,188	Viacom, Inc., Class B	486,273
33,811	Walt Disney Co. (The)	1,545,501
89	Washington Post Co. (The), Class B	31,045
1,443	Whirlpool Corp.	89,293
2,754	Wyndham Worldwide Corp.	137,149
1,497	Wynn Resorts Ltd.	154,251
8,686	Yum! Brands, Inc.	611,147
		25,173,176
	Consumer Staples — 9.3%

38,588	Altria Group, Inc.	1,242,148
12,482	Archer-Daniels-Midland Co.	397,926
8,129	Avon Products, Inc.	134,535
2,957	Beam, Inc.	179,076
1,873	Brown-Forman Corp., Class B	163,288
3,366	Campbell Soup Co.	106,702
2,448	Clorox Co. (The)	168,422
42,693	Coca-Cola Co. (The)	3,190,448
5,665	Coca-Cola Enterprises, Inc.	154,994
9,047	Colgate-Palmolive Co.	889,320
7,784	ConAgra Foods, Inc.	195,768
3,066	Constellation Brands, Inc., Class A*	59,143
8,205	Costco Wholesale Corp.	708,830
24,568	CVS Caremark Corp.	1,104,086
3,476	Dean Foods Co.*	54,365
4,000	Dr. Pepper Snapple Group, Inc.	165,040
4,242	Estee Lauder Cos., Inc. (The), Class A	229,704
12,161	General Mills, Inc.	465,523
6,036	H. J. Heinz Co.	320,391
2,893	Hershey Co. (The)	193,426
2,589	Hormel Foods Corp.	77,437
2,138	J.M. Smucker Co. (The)	163,685
4,648	Kellogg Co.	226,729
7,425	Kimberly-Clark Corp.	589,174
33,354	Kraft Foods, Inc., Class A	1,276,458
10,843	Kroger Co. (The)	238,654
2,491	Lorillard, Inc.	307,888
2,510	McCormick & Co., Inc. (Non-Voting)	141,464
3,843	Mead Johnson Nutrition Co.	310,284
2,963	Molson Coors Brewing Co., Class B	113,927
29,628	PepsiCo, Inc.	2,010,260
32,482	Philip Morris International, Inc.	2,745,054
51,959	Procter & Gamble Co. (The)	3,236,526

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,304	Reynolds American, Inc.	$263,759
4,533	Safeway, Inc.	86,218
11,159	Sara Lee Corp.	233,223
11,026	Sysco Corp.	307,736
5,497	Tyson Foods, Inc., Class A	106,477
16,478	Walgreen Co.	502,908
32,947	Wal-Mart Stores, Inc.	2,168,571
3,062	Whole Foods Market, Inc.	271,324
		25,500,891
	Energy — 8.7%

4,151	Alpha Natural Resources, Inc.*	43,503
9,402	Anadarko Petroleum Corp.	573,522
7,250	Apache Corp.	590,005
8,254	Baker Hughes, Inc.	344,439
3,958	Cabot Oil & Gas Corp.	128,793
4,643	Cameron International Corp.*	212,139
12,497	Chesapeake Energy Corp.	211,199
37,293	Chevron Corp.	3,666,275
24,139	ConocoPhillips	1,259,090
4,284	CONSOL Energy, Inc.	120,295
7,361	Denbury Resources, Inc.*	111,298
7,621	Devon Energy Corp.	453,602
1,310	Diamond Offshore Drilling, Inc.	76,216
5,077	EOG Resources, Inc.	504,146
2,821	EQT Corp.	130,838
88,909	Exxon Mobil Corp.	6,990,915
4,510	FMC Technologies, Inc.*	181,482
17,412	Halliburton Co.	523,405
2,024	Helmerich & Payne, Inc.	91,687
5,709	Hess Corp.	249,483
8,354	Kinder Morgan, Inc.	285,623
13,278	Marathon Oil Corp.	330,755
6,558	Marathon Petroleum Corp.	236,547
3,658	Murphy Oil Corp.	170,536
5,445	Nabors Industries Ltd.*	73,780
8,001	National Oilwell Varco, Inc.	534,067
2,500	Newfield Exploration Co.*	74,900
4,757	Noble Corp.*	148,751
3,338	Noble Energy, Inc.	281,927
15,299	Occidental Petroleum Corp.	1,212,752
5,137	Peabody Energy Corp.	120,000
12,070	Phillips 66*	362,462
2,325	Pioneer Natural Resources Co.	224,828
3,348	QEP Resources, Inc.	88,119
2,977	Range Resources Corp.	170,999
2,330	Rowan Cos. plc*	69,900
25,159	Schlumberger Ltd.	1,591,307
6,583	Southwestern Energy Co.*	184,522
12,282	Spectra Energy Corp.	352,616
2,014	Sunoco, Inc.	93,550
2,623	Tesoro Corp.*	58,021
10,470	Valero Energy Corp.	220,917
11,801	Williams Cos., Inc. (The)	360,285
3,746	WPX Energy, Inc.*	54,954
		23,764,450
	Financials — 11.6%

6,361	ACE Ltd.	460,091
8,812	Aflac, Inc.	353,185
9,400	Allstate Corp. (The)	319,036
19,145	American Express Co.	1,068,865
12,059	American International Group, Inc.*	351,882
7,426	American Tower Corp. (REIT)	481,799
4,186	Ameriprise Financial, Inc.	200,593
6,133	Aon plc	285,184
2,494	Apartment Investment & Management Co., Class A (REIT)	67,513
1,652	Assurant, Inc.	55,144
1,796	AvalonBay Communities, Inc. (REIT)	250,991
202,452	Bank of America Corp.	1,488,022
22,725	Bank of New York Mellon Corp. (The)	462,681
13,152	BB&T Corp.	397,453
33,166	Berkshire Hathaway, Inc., Class B*	2,632,054
2,413	BlackRock, Inc.	412,140
2,795	Boston Properties, Inc. (REIT)	287,689
10,440	Capital One Financial Corp.	536,303
6,186	CBRE Group, Inc., Class A*	101,760
20,385	Charles Schwab Corp. (The)	253,997
5,113	Chubb Corp. (The)	368,494
3,061	Cincinnati Financial Corp.	110,441
55,247	Citigroup, Inc.	1,464,598
1,252	CME Group, Inc.	322,478
3,728	Comerica, Inc.	113,406
9,997	Discover Financial Services	331,001
4,788	E*TRADE Financial Corp.*	40,650
5,664	Equity Residential (REIT)	346,070
1,742	Federated Investors, Inc., Class B	34,997
17,353	Fifth Third Bancorp	231,662
4,836	First Horizon National Corp.	41,009
2,690	Franklin Resources, Inc.	287,265
9,270	Genworth Financial, Inc., Class A*	48,575
9,336	Goldman Sachs Group, Inc. (The)	893,455
8,305	Hartford Financial Services Group, Inc.	139,690
7,725	HCP, Inc. (REIT)	315,489
3,968	Health Care REIT, Inc. (REIT)	220,105
13,346	Host Hotels & Resorts, Inc. (REIT)	203,660
9,952	Hudson City Bancorp, Inc.	61,702
16,305	Huntington Bancshares, Inc./OH	106,635
1,368	IntercontinentalExchange, Inc.*	167,512
8,418	Invesco Ltd.	183,091
72,010	JPMorgan Chase & Co.	2,387,131
17,977	KeyCorp	134,827
7,676	Kimco Realty Corp. (REIT)	137,784
2,344	Legg Mason, Inc.	59,655
3,737	Leucadia National Corp.	75,936
5,494	Lincoln National Corp.	113,561
5,764	Loews Corp.	224,162
2,384	M&T Bank Corp.	193,867
10,250	Marsh & McLennan Cos., Inc.	327,795
20,002	MetLife, Inc.	584,258
3,700	Moody’s Corp.	135,383
28,741	Morgan Stanley	383,980
2,357	NASDAQ OMX Group, Inc. (The)*	51,571
4,550	Northern Trust Corp.	196,469
4,874	NYSE Euronext	118,487
6,775	People’s United Financial, Inc.	78,793
3,044	Plum Creek Timber Co., Inc. (REIT)	111,106
9,952	PNC Financial Services Group, Inc.	611,252
5,685	Principal Financial Group, Inc.	139,624
11,535	Progressive Corp. (The)	250,656
8,658	Prologis, Inc. (REIT)	276,883
8,865	Prudential Financial, Inc.	411,779
2,683	Public Storage (REIT)	358,100

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
26,653	Regions Financial Corp.	$167,647
5,778	Simon Property Group, Inc. (REIT)	852,371
9,607	SLM Corp.	134,210
9,203	State Street Corp.	379,256
10,042	SunTrust Banks, Inc.	230,163
4,781	T. Rowe Price Group, Inc.	275,338
1,889	Torchmark Corp.	88,141
7,414	Travelers Cos., Inc. (The)	463,301
36,047	U.S. Bancorp	1,121,422
5,482	Unum Group	109,366
5,452	Ventas, Inc. (REIT)	320,687
3,490	Vornado Realty Trust (REIT)	285,901
99,471	Wells Fargo & Co.	3,188,045
10,120	Weyerhaeuser Co. (REIT)	201,489
5,955	XL Group plc	121,601
3,474	Zions Bancorp.	66,110
		31,866,474
	Health Care — 9.7%

29,660	Abbott Laboratories	1,832,691
6,609	Aetna, Inc.	270,242
6,558	Agilent Technologies, Inc.	266,648
3,507	Alexion Pharmaceuticals, Inc.*	317,629
5,742	Allergan, Inc.	518,215
4,864	AmerisourceBergen Corp.	179,919
14,930	Amgen, Inc.	1,037,934
10,570	Baxter International, Inc.	535,053
3,963	Becton, Dickinson and Co.	289,814
4,504	Biogen Idec, Inc.*	588,898
27,380	Boston Scientific Corp.*	157,161
31,844	Bristol-Myers Squibb Co.	1,061,679
1,587	C.R. Bard, Inc.	154,241
6,520	Cardinal Health, Inc.	269,798
4,241	CareFusion Corp.*	102,802
8,278	Celgene Corp.*	564,974
2,754	Cerner Corp.*	214,702
5,405	Cigna Corp.	237,334
2,662	Coventry Health Care, Inc.	80,925
9,117	Covidien plc	472,078
1,766	DaVita, Inc.*	143,488
2,681	DENTSPLY International, Inc.	99,197
2,170	Edwards Lifesciences Corp.*	185,253
19,263	Eli Lilly & Co.	788,820
15,075	Express Scripts Holding Co.*	786,764
5,010	Forest Laboratories, Inc.*	175,350
14,287	Gilead Sciences, Inc.*	713,636
3,107	Hospira, Inc.*	97,125
3,094	Humana, Inc.	236,351
741	Intuitive Surgical, Inc.*	387,617
51,783	Johnson & Johnson	3,232,813
1,834	Laboratory Corp. of America Holdings*	152,736
3,362	Life Technologies Corp.*	137,539
4,642	McKesson Corp.	405,154
19,628	Medtronic, Inc.	723,096
57,421	Merck & Co., Inc.	2,157,881
8,053	Mylan, Inc.*	174,509
1,653	Patterson Cos., Inc.	54,946
2,139	PerkinElmer, Inc.	56,897
1,759	Perrigo Co.	182,743
142,203	Pfizer, Inc.	3,109,980
2,985	Quest Diagnostics, Inc.	169,846
6,046	St. Jude Medical, Inc.	232,287
6,110	Stryker Corp.	314,360
7,734	Tenet Healthcare Corp.*	36,427
6,901	Thermo Fisher Scientific, Inc.	348,362
19,712	UnitedHealth Group, Inc.	1,099,338
2,131	Varian Medical Systems, Inc.*	125,004
1,680	Waters Corp.*	134,030
2,398	Watson Pharmaceuticals, Inc.*	170,953
6,314	WellPoint, Inc.	425,500
3,359	Zimmer Holdings, Inc.	203,723
		26,414,462
	Industrials — 8.6%

13,102	3M Co.	1,105,940
2,007	Avery Dennison Corp.	58,424
14,067	Boeing Co. (The)	979,204
3,082	C.H. Robinson Worldwide, Inc.	179,557
12,214	Caterpillar, Inc.	1,070,191
2,079	Cintas Corp.	76,715
2,988	Cooper Industries plc	210,654
19,851	CSX Corp.	414,687
3,620	Cummins, Inc.	350,959
10,792	Danaher Corp.	560,860
7,581	Deere & Co.	560,008
3,465	Dover Corp.	195,980
900	Dun & Bradstreet Corp. (The)	60,813
6,314	Eaton Corp.	269,355
13,854	Emerson Electric Co.	647,952
2,260	Equifax, Inc.	102,084
4,000	Expeditors International of Washington, Inc.	153,000
5,570	Fastenal Co.	246,361
5,932	FedEx Corp.	528,779
1,028	Flowserve Corp.	105,658
3,188	Fluor Corp.	149,453
6,731	General Dynamics Corp.	430,851
199,602	General Electric Co.	3,810,402
2,374	Goodrich Corp.	298,578
14,626	Honeywell International, Inc.	814,083
9,127	Illinois Tool Works, Inc.	512,481
5,609	Ingersoll-Rand plc	231,708
3,227	Iron Mountain, Inc.	91,485
2,425	Jacobs Engineering Group, Inc.*	86,136
1,996	Joy Global, Inc.	111,497
1,867	L-3 Communications Holdings, Inc.	127,311
5,029	Lockheed Martin Corp.	416,401
6,741	Masco Corp.	85,408
6,229	Norfolk Southern Corp.	408,124
4,766	Northrop Grumman Corp.	280,003
6,732	PACCAR, Inc.	252,921
2,178	Pall Corp.	121,228
2,846	Parker Hannifin Corp.	232,632
3,769	Pitney Bowes, Inc.	51,409
2,738	Precision Castparts Corp.	455,083
3,987	Quanta Services, Inc.*	90,026
3,366	R.R. Donnelley & Sons Co.	36,218
6,411	Raytheon Co.	322,602
5,933	Republic Services, Inc.	156,394
2,683	Robert Half International, Inc.	76,251
2,687	Rockwell Automation, Inc.	194,834
2,804	Rockwell Collins, Inc.	141,238
1,826	Roper Industries, Inc.	184,828
965	Ryder System, Inc.	41,698
1,101	Snap-on, Inc.	66,622
14,580	Southwest Airlines Co.	131,657
3,200	Stanley Black & Decker, Inc.	212,000
1,600	Stericycle, Inc.*	139,616
5,276	Textron, Inc.	124,672

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,695	Tyco International Ltd.	$462,226
9,055	Union Pacific Corp.	1,008,727
18,084	United Parcel Service, Inc., Class B	1,355,215
17,169	United Technologies Corp.	1,272,395
1,151	W.W. Grainger, Inc.	222,891
8,703	Waste Management, Inc.	282,325
3,484	Xylem, Inc.	88,250
		23,455,060
	Information Technology — 16.2%

12,209	Accenture plc, Class A	697,134
9,314	Adobe Systems, Inc.*	289,200
11,069	Advanced Micro Devices, Inc.*	67,300
3,354	Akamai Technologies, Inc.*	98,406
6,082	Altera Corp.	203,200
3,082	Amphenol Corp., Class A	163,932
5,617	Analog Devices, Inc.	204,290
17,588	Apple, Inc.*	10,161,115
24,357	Applied Materials, Inc.	251,608
4,261	Autodesk, Inc.*	136,437
9,253	Automatic Data Processing, Inc.	482,544
3,098	BMC Software, Inc.*	131,107
9,252	Broadcom Corp., Class A*	299,302
6,872	CA, Inc.	170,907
101,597	Cisco Systems, Inc.	1,659,079
3,499	Citrix Systems, Inc.*	255,707
5,723	Cognizant Technology Solutions Corp., Class A*	333,365
2,924	Computer Sciences Corp.	77,895
28,707	Corning, Inc.	372,904
28,807	Dell, Inc.*	355,190
21,606	eBay, Inc.*	846,739
6,251	Electronic Arts, Inc.*	85,139
38,730	EMC Corp.*	923,711
1,493	F5 Networks, Inc.*	154,496
4,425	Fidelity National Information Services, Inc.	145,052
1,108	First Solar, Inc.*	13,917
2,616	Fiserv, Inc.*	176,397
2,905	FLIR Systems, Inc.	61,964
4,783	Google, Inc., Class A*	2,778,253
2,147	Harris Corp.	85,408
37,280	Hewlett-Packard Co.	845,510
94,242	Intel Corp.	2,435,213
21,857	International Business Machines Corp.	4,216,215
5,562	Intuit, Inc.	312,751
3,478	Jabil Circuit, Inc.	66,534
4,334	JDS Uniphase Corp.*	43,990
9,929	Juniper Networks, Inc.*	170,779
3,146	KLA-Tencor Corp.	144,181
1,337	Lexmark International, Inc., Class A	33,438
4,319	Linear Technology Corp.	125,337
10,692	LSI Corp.*	71,102
2,004	Mastercard, Inc., Class A	814,646
3,622	Microchip Technology, Inc.	112,354
18,635	Micron Technology, Inc.*	108,828
140,870	Microsoft Corp.	4,111,995
2,589	Molex, Inc.	59,728
5,550	Motorola Solutions, Inc.	266,844
6,846	NetApp, Inc.*	203,737
1,334	Novellus Systems, Inc.*	55,801
11,520	NVIDIA Corp.*	143,194
73,948	Oracle Corp.	1,957,404
6,085	Paychex, Inc.	182,367
31,907	QUALCOMM, Inc.	1,828,590
3,643	Red Hat, Inc.*	187,177
5,214	SAIC, Inc.	57,928
2,566	Salesforce.com, Inc.*	355,699
4,573	SanDisk Corp.*	149,537
13,759	Symantec Corp.*	204,184
8,040	TE Connectivity Ltd.	252,617
3,158	Teradata Corp.*	209,944
3,519	Teradyne, Inc.*	50,850
21,599	Texas Instruments, Inc.	615,140
3,028	Total System Services, Inc.	70,462
3,010	VeriSign, Inc.*	115,072
9,385	Visa, Inc., Class A	1,081,152
4,413	Western Digital Corp.*	138,524
11,701	Western Union Co. (The)	191,896
25,126	Xerox Corp.	181,410
4,940	Xilinx, Inc.	157,932
22,896	Yahoo!, Inc.*	348,935
		44,360,695
	Materials — 2.8%

3,974	Air Products & Chemicals, Inc.	314,105
1,296	Airgas, Inc.	112,506
20,112	Alcoa, Inc.	171,958
2,012	Allegheny Technologies, Inc.	64,625
2,946	Ball Corp.	117,752
1,944	Bemis Co., Inc.	59,020
1,234	CF Industries Holdings, Inc.	210,965
2,681	Cliffs Natural Resources, Inc.	128,098
22,362	Dow Chemical Co. (The)	694,564
17,586	E.I. du Pont de Nemours & Co.	848,700
2,583	Eastman Chemical Co.	120,264
5,493	Ecolab, Inc.	347,213
2,632	FMC Corp.	134,153
17,880	Freeport-McMoRan Copper & Gold, Inc.	572,875
1,528	International Flavors & Fragrances, Inc.	86,149
8,245	International Paper Co.	240,754
3,225	MeadWestvaco Corp.	88,688
10,101	Monsanto Co.	779,797
5,617	Mosaic Co. (The)	267,819
9,339	Newmont Mining Corp.	440,427
5,978	Nucor Corp.	213,773
3,101	Owens-Illinois, Inc.*	60,594
2,867	PPG Industries, Inc.	296,562
5,628	Praxair, Inc.	597,919
3,622	Sealed Air Corp.	56,684
1,630	Sherwin-Williams Co. (The)	211,313
2,276	Sigma-Aldrich Corp.	157,886
1,553	Titanium Metals Corp.	17,828
2,716	United States Steel Corp.	55,135
2,439	Vulcan Materials Co.	84,511
		7,552,637
	Telecommunication Services — 2.6%

111,837	AT&T, Inc.	3,821,470
11,688	CenturyLink, Inc.	458,403
4,721	Crown Castle International Corp.*	257,767
18,771	Frontier Communications Corp.	70,203
5,539	MetroPCS Communications, Inc.*	35,450
56,542	Sprint Nextel Corp.*	145,313
53,487	Verizon Communications, Inc.	2,227,199
11,064	Windstream Corp.	103,559
		7,119,364

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Utilities — 3.0%

12,136	AES Corp. (The)*	$146,724
2,208	AGL Resources, Inc.	82,756
4,577	Ameren Corp.	147,883
9,119	American Electric Power Co., Inc.	351,173
8,038	CenterPoint Energy, Inc.	162,609
4,852	CMS Energy Corp.	113,052
5,526	Consolidated Edison, Inc.	333,549
10,755	Dominion Resources, Inc.	559,905
3,197	DTE Energy Co.	181,685
25,200	Duke Energy Corp.	553,896
6,146	Edison International	276,324
3,333	Entergy Corp.	215,078
16,056	Exelon Corp.	593,751
7,889	FirstEnergy Corp.	369,126
1,477	Integrys Energy Group, Inc.	79,906
7,852	NextEra Energy, Inc.	513,050
5,324	NiSource, Inc.	133,579
5,908	Northeast Utilities	212,747
4,296	NRG Energy, Inc.*	65,815
1,958	ONEOK, Inc.	162,494
4,295	Pepco Holdings, Inc.	81,863
7,775	PG&E Corp.	339,767
2,061	Pinnacle West Capital Corp.	101,772
10,926	PPL Corp.	299,045
5,569	Progress Energy, Inc.	305,293
9,545	Public Service Enterprise Group, Inc.	297,709
2,188	SCANA Corp.	102,727
4,539	Sempra Energy	295,080
16,346	Southern Co. (The)	750,445
4,070	TECO Energy, Inc.	70,818
4,347	Wisconsin Energy Corp.	164,490
9,183	Xcel Energy, Inc.	257,308
		8,321,419
	Total Common Stocks
	(Cost $223,876,391)	223,528,628

Principal Amount
	U.S. Government & Agency Securities (a) — 2.6%
	Federal Home Loan Bank
$6,037,343	0.01%, due 06/01/12	6,037,343
	Federal Home Loan Mortgage Corp.
1,119,199	0.06%, due 06/01/12	1,119,199
	Total U.S. Government & Agency Securities (Cost $7,156,542)	7,156,542

	Repurchase Agreements (a)(b) — 14.9%
40,869,368	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $40,869,580	40,869,368
	Total Repurchase Agreements (Cost $40,869,368)	40,869,368

	Total Investment Securities
	(Cost $271,902,301) — 99.2%	271,554,538
	Other assets less liabilities — 0.8%	2,166,154
	Net Assets — 100.0%	$273,720,692

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $97,919,512.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,992,999
Aggregate gross unrealized depreciation	(5,372,729)
Net unrealized depreciation	$(379,730)
Federal income tax cost of investments	$271,934,268

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	926	06/15/12	$60,618,275	$(496,633)

Cash collateral in the amount of $4,220,246 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$62,642,901	$2,035,882

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	20,434,429	(396,381)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	28,528,182	(676,859)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	9,926,643	(201,276)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	71,650,409	(1,477,440)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	24,851,156	(286,849)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	302,820,664	(5,765,548)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	16,144,297	(412,522)

		$(7,180,993)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

UltraPro MidCap400

Shares		Value
	Common Stocks (a) — 57.6%
	Consumer Discretionary — 7.9%

904	Aaron’s, Inc.	$24,001
867	Advance Auto Parts, Inc.	63,239
960	Aeropostale, Inc.*	17,760
683	AMC Networks, Inc., Class A*	26,357
2,303	American Eagle Outfitters, Inc.	44,471
575	Ann, Inc.*	15,462
1,603	Ascena Retail Group, Inc.*	30,345
510	Bally Technologies, Inc.*	23,741
486	Barnes & Noble, Inc.*	7,985
346	Bob Evans Farms, Inc.	14,027
934	Brinker International, Inc.	30,178
609	Carter’s, Inc.*	32,843
650	Cheesecake Factory, Inc. (The)*	21,086
1,994	Chico’s FAS, Inc.	29,132
1,208	Cinemark Holdings, Inc.	27,856
720	Collective Brands, Inc.*	15,314
460	Deckers Outdoor Corp.*	25,608
1,148	Dick’s Sporting Goods, Inc.	53,382
849	DreamWorks Animation SKG, Inc., Class A*	15,104
1,798	Foot Locker, Inc.	57,069
1,713	Gentex Corp.	38,200
794	Guess?, Inc.	21,152
1,160	Hanesbrands, Inc.*	32,318
468	HSN, Inc.	18,205
332	International Speedway Corp., Class A	7,981
215	ITT Educational Services, Inc.*	12,234
560	John Wiley & Sons, Inc., Class A	25,480
858	KB Home	6,221
697	Lamar Advertising Co., Class A*	17,153
505	Life Time Fitness, Inc.*	21,644
1,751	LKQ Corp.*	63,806
337	Matthews International Corp., Class A	10,150
450	MDC Holdings, Inc.	12,924
442	Meredith Corp.	13,079
679	Mohawk Industries, Inc.*	46,240
1,442	New York Times Co. (The), Class A*	9,589
60	NVR, Inc.*	48,288
3,339	Office Depot, Inc.*	7,179
353	Panera Bread Co., Class A*	51,873
1,327	PetSmart, Inc.	85,512
814	Polaris Industries, Inc.	61,840
804	PVH Corp.	65,124
1,181	RadioShack Corp.	5,480
673	Regis Corp.	12,323
705	Rent-A-Center, Inc.	23,737
1,853	Saks, Inc.*	18,271
299	Scholastic Corp.	8,058
693	Scientific Games Corp., Class A*	5,918
2,634	Service Corp. International	30,159
1,033	Signet Jewelers Ltd.	45,101
803	Sotheby’s	24,491
136	Strayer Education, Inc.	12,220
759	Tempur-Pedic International, Inc.*	35,073
522	Thor Industries, Inc.	16,051
1,743	Toll Brothers, Inc.*	47,549
848	Tractor Supply Co.	77,465
667	Tupperware Brands Corp.	36,051
437	Under Armour, Inc., Class A*	44,019
508	Valassis Communications, Inc.*	10,114
480	Warnaco Group, Inc. (The)*	21,365
3,523	Wendy’s Co. (The)	16,171
1,223	Williams-Sonoma, Inc.	42,695
658	WMS Industries, Inc.*	13,509
		1,796,972
	Consumer Staples — 2.4%

1,693	Church & Dwight Co., Inc.	90,135
906	Corn Products International, Inc.	46,288
784	Energizer Holdings, Inc.*	57,161
1,342	Flowers Foods, Inc.	29,551
1,547	Green Mountain Coffee Roasters, Inc.*	36,509
586	Harris Teeter Supermarkets, Inc.	21,993
237	Lancaster Colony Corp.	15,955
1,803	Monster Beverage Corp.*	130,898
328	Post Holdings, Inc.*	9,863
656	Ralcorp Holdings, Inc.*	41,689
1,914	Smithfield Foods, Inc.*	37,648
2,524	SUPERVALU, Inc.	11,408
302	Tootsie Roll Industries, Inc.	6,750
276	Universal Corp.	12,467
		548,315
	Energy — 3.1%

2,536	Arch Coal, Inc.	16,078
674	Atwood Oceanics, Inc.*	25,754
558	Bill Barrett Corp.*	10,775
236	CARBO Ceramics, Inc.	19,201
1,019	Cimarex Energy Co.	54,282
898	Dresser-Rand Group, Inc.*	39,404
411	Dril-Quip, Inc.*	24,903
857	Energen Corp.	37,837
1,400	Forest Oil Corp.*	11,690
1,256	Helix Energy Solutions Group, Inc.*	21,515
2,476	HollyFrontier Corp.	72,992
755	Northern Oil and Gas, Inc.*	13,537
1,284	Oceaneering International, Inc.	59,346
610	Oil States International, Inc.*	40,608
1,105	Patriot Coal Corp.*	2,619
1,838	Patterson-UTI Energy, Inc.	27,791
1,524	Plains Exploration & Production Co.*	54,544
1,407	Quicksilver Resources, Inc.*	6,289
762	SM Energy Co.	41,217
1,874	Superior Energy Services, Inc.*	40,553
610	Tidewater, Inc.	27,499
493	Unit Corp.*	19,616
846	World Fuel Services Corp.	31,725
		699,775
	Financials — 12.6%

637	Affiliated Managers Group, Inc.*	65,656
737	Alexandria Real Estate Equities, Inc. (REIT)	50,455
173	Alleghany Corp.*	56,917
886	American Campus Communities, Inc. (REIT)	38,895
908	American Financial Group, Inc./OH	35,312
2,343	Apollo Investment Corp.	17,432
1,368	Arthur J. Gallagher & Co.	47,524
841	Aspen Insurance Holdings Ltd.	23,767
2,069	Associated Banc-Corp	26,194
996	Astoria Financial Corp.	8,954
977	BancorpSouth, Inc.	13,180
546	Bank of Hawaii Corp.	25,302
1,834	BioMed Realty Trust, Inc. (REIT)	33,104

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
900	BRE Properties, Inc. (REIT)	$44,307
1,381	Brown & Brown, Inc.	35,354
937	Camden Property Trust (REIT)	61,008
935	Cathay General Bancorp	15,502
1,055	CBOE Holdings, Inc.	26,639
557	City National Corp./CA	27,672
941	Commerce Bancshares, Inc./MO	36,454
856	Corporate Office Properties Trust (REIT)	18,841
729	Cullen/Frost Bankers, Inc.	41,473
3,080	Duke Realty Corp. (REIT)	42,627
1,768	East West Bancorp, Inc.	39,585
1,375	Eaton Vance Corp.	33,467
710	Equity One, Inc. (REIT)	14,101
414	Essex Property Trust, Inc. (REIT)	62,290
639	Everest Re Group Ltd.	65,255
757	Federal Realty Investment Trust (REIT)	74,398
2,634	Fidelity National Financial, Inc., Class A	49,625
1,254	First American Financial Corp.	19,763
4,183	First Niagara Financial Group, Inc.	33,757
1,298	FirstMerit Corp.	20,638
2,381	Fulton Financial Corp.	24,120
344	Greenhill & Co., Inc.	11,995
1,008	Hancock Holding Co.	30,734
535	Hanover Insurance Group, Inc. (The)	20,870
1,238	HCC Insurance Holdings, Inc.	38,700
864	Highwoods Properties, Inc. (REIT)	27,873
575	Home Properties, Inc. (REIT)	34,465
1,469	Hospitality Properties Trust (REIT)	34,536
632	International Bancshares Corp.	11,673
2,240	Janus Capital Group, Inc.	16,352
1,788	Jefferies Group, Inc.	23,888
519	Jones Lang LaSalle, Inc.	37,627
596	Kemper Corp.	17,457
1,386	Liberty Property Trust (REIT)	48,053
1,569	Macerich Co. (The) (REIT)	89,511
1,044	Mack-Cali Realty Corp. (REIT)	28,439
431	Mercury General Corp.	18,792
1,444	MSCI, Inc.*	48,822
1,258	National Retail Properties, Inc. (REIT)	33,324
5,215	New York Community Bancorp, Inc.	64,405
3,083	Old Republic International Corp.	30,429
1,235	Omega Healthcare Investors, Inc. (REIT)	26,071
478	Potlatch Corp. (REIT)	13,699
562	Prosperity Bancshares, Inc.	24,009
971	Protective Life Corp.	25,596
1,326	Raymond James Financial, Inc.	45,323
1,456	Rayonier, Inc. (REIT)	62,564
1,586	Realty Income Corp. (REIT)	60,791
1,069	Regency Centers Corp. (REIT)	46,833
872	Reinsurance Group of America, Inc.	43,748
1,722	SEI Investments Co.	30,841
1,934	Senior Housing Properties Trust (REIT)	39,937
549	Signature Bank/NY*	33,714
1,027	SL Green Realty Corp. (REIT)	77,035
527	StanCorp Financial Group, Inc.	18,345
519	SVB Financial Group*	30,964
9,419	Synovus Financial Corp.	17,990
690	Taubman Centers, Inc. (REIT)	50,370
1,879	TCF Financial Corp.	22,153
763	Trustmark Corp.	18,632
2,655	UDR, Inc. (REIT)	68,764
2,344	Valley National Bancorp	26,224
1,328	W. R. Berkley Corp.	50,889
1,018	Waddell & Reed Financial, Inc., Class A	29,227
1,278	Washington Federal, Inc.	20,972
874	Webster Financial Corp.	17,716
1,437	Weingarten Realty Investors (REIT)	36,758
334	Westamerica Bancorp.	14,933
		2,851,611
	Health Care — 6.2%

2,265	Allscripts Healthcare Solutions, Inc.*	24,507
572	AMERIGROUP Corp.*	35,693
235	Bio-Rad Laboratories, Inc., Class A*	23,408
597	Catalyst Health Solutions, Inc.*	51,861
581	Charles River Laboratories International, Inc.*	19,394
1,051	Community Health Systems, Inc.*	23,132
567	Cooper Cos., Inc. (The)	48,297
659	Covance, Inc.*	30,578
1,388	Endo Health Solutions, Inc.*	45,138
538	Gen-Probe, Inc.*	43,530
3,025	Health Management Associates, Inc., Class A*	19,390
985	Health Net, Inc.*	25,236
1,067	Henry Schein, Inc.*	79,289
736	Hill-Rom Holdings, Inc.	21,646
1,022	HMS Holdings Corp.*	27,379
3,136	Hologic, Inc.*	52,559
655	IDEXX Laboratories, Inc.*	55,570
575	LifePoint Hospitals, Inc.*	21,171
1,034	Lincare Holdings, Inc.	23,710
693	Masimo Corp.*	13,035
700	Medicis Pharmaceutical Corp., Class A	25,270
584	MEDNAX, Inc.*	35,630
374	Mettler-Toledo International, Inc.*	58,389
1,351	Omnicare, Inc.	42,584
755	Owens & Minor, Inc.	21,495
905	Regeneron Pharmaceuticals, Inc.*	122,763
1,714	ResMed, Inc.*	53,100
685	STERIS Corp.	20,454
438	Techne Corp.	29,723
485	Teleflex, Inc.	28,809
695	Thoratec Corp.*	21,086
638	United Therapeutics Corp.*	28,225
1,150	Universal Health Services, Inc., Class B	44,562
1,038	VCA Antech, Inc.*	22,359
2,501	Vertex Pharmaceuticals, Inc.*	150,160
509	WellCare Health Plans, Inc.*	28,743
		1,417,875
	Industrials — 9.5%

501	Acuity Brands, Inc.	27,305
1,393	AECOM Technology Corp.*	22,692
1,156	AGCO Corp.*	46,483
843	Alaska Air Group, Inc.*	28,915
498	Alexander & Baldwin, Inc.	25,408
392	Alliant Techsystems, Inc.	19,188
1,908	AMETEK, Inc.	96,755
1,236	BE Aerospace, Inc.*	53,544
557	Brink’s Co. (The)	12,683
735	Carlisle Cos., Inc.	38,205
598	CLARCOR, Inc.	29,182

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
563	Clean Harbors, Inc.*	$34,945
663	Con-way, Inc.	23,437
1,269	Copart, Inc.*	34,403
396	Corporate Executive Board Co. (The)	14,391
1,183	Corrections Corp. of America*	30,841
577	Crane Co.	21,863
606	Deluxe Corp.	14,011
1,771	Donaldson Co., Inc.	63,349
364	Esterline Technologies Corp.*	23,511
2,197	Exelis, Inc.	21,970
1,877	Fortune Brands Home & Security, Inc.*	42,458
495	FTI Consulting, Inc.*	15,627
602	Gardner Denver, Inc.	32,556
555	GATX Corp.	21,251
592	General Cable Corp.*	16,848
712	Graco, Inc.	34,297
409	Granite Construction, Inc.	9,374
957	Harsco Corp.	19,236
689	Herman Miller, Inc.	12,733
534	HNI Corp.	12,341
709	Hubbell, Inc., Class B	55,954
580	Huntington Ingalls Industries, Inc.*	21,332
996	IDEX Corp.	39,571
1,128	ITT Corp.	23,158
1,072	J.B. Hunt Transport Services, Inc.	61,243
2,444	JetBlue Airways Corp.*	12,782
1,307	Kansas City Southern	86,236
1,760	KBR, Inc.	44,827
948	Kennametal, Inc.	32,952
664	Kirby Corp.*	35,046
568	Korn/Ferry International*	7,725
555	Landstar System, Inc.	29,249
605	Lennox International, Inc.	25,948
996	Lincoln Electric Holdings, Inc.	47,390
953	Manpower, Inc.	34,260
366	Mine Safety Appliances Co.	15,035
548	MSC Industrial Direct Co., Inc., Class A	39,297
677	Nordson Corp.	36,294
1,088	Oshkosh Corp.*	22,271
1,173	Pentair, Inc.	47,811
495	Regal-Beloit Corp.	29,844
768	Rollins, Inc.	16,312
775	Shaw Group, Inc. (The)*	19,685
609	SPX Corp.	43,744
1,305	Terex Corp.*	21,702
999	Timken Co.	47,652
602	Towers Watson & Co., Class A	36,277
954	Trinity Industries, Inc.	23,564
513	Triumph Group, Inc.	30,698
984	United Rentals, Inc.*	33,997
946	URS Corp.	34,217
1,222	UTi Worldwide, Inc.	19,112
268	Valmont Industries, Inc.	30,686
1,465	Waste Connections, Inc.	45,342
338	Watsco, Inc.	24,880
528	Werner Enterprises, Inc.	12,852
571	Westinghouse Air Brake Technologies Corp.	41,460
714	Woodward, Inc.	26,925
		2,157,132
	Information Technology — 9.1%

466	ACI Worldwide, Inc.*	17,797
930	Acxiom Corp.*	13,085
759	ADTRAN, Inc.	22,186
382	Advent Software, Inc.*	9,966
595	Alliance Data Systems Corp.*	74,970
1,103	ANSYS, Inc.*	68,248
1,127	AOL, Inc.*	30,914
1,330	Arrow Electronics, Inc.*	45,100
5,361	Atmel Corp.*	37,527
1,725	Avnet, Inc.*	52,595
1,475	Broadridge Financial Solutions, Inc.	29,839
3,257	Cadence Design Systems, Inc.*	33,221
1,173	Ciena Corp.*	15,894
2,599	Compuware Corp.*	23,391
557	Concur Technologies, Inc.*	34,450
1,378	Convergys Corp.*	19,223
1,267	CoreLogic, Inc.*	21,526
1,374	Cree, Inc.*	34,446
1,841	Cypress Semiconductor Corp.*	24,283
743	Diebold, Inc.	27,498
399	DST Systems, Inc.	20,389
555	Equinix, Inc.*	90,526
536	FactSet Research Systems, Inc.	56,510
428	Fair Isaac Corp.	17,402
1,498	Fairchild Semiconductor International, Inc.*	19,789
1,110	Gartner, Inc.*	45,155
932	Global Payments, Inc.	39,591
1,277	Informatica Corp.*	52,906
1,785	Ingram Micro, Inc., Class A*	31,827
1,681	Integrated Device Technology, Inc.*	9,229
821	International Rectifier Corp.*	15,468
1,505	Intersil Corp., Class A	15,878
474	Itron, Inc.*	16,983
1,032	Jack Henry & Associates, Inc.	34,066
1,425	Lam Research Corp.*	53,153
1,004	Lender Processing Services, Inc.	23,172
276	Mantech International Corp., Class A	6,017
2,744	MEMC Electronic Materials, Inc.*	4,583
1,106	Mentor Graphics Corp.*	15,595
950	MICROS Systems, Inc.*	50,122
1,463	Monster Worldwide, Inc.*	12,582
1,105	National Instruments Corp.	28,774
1,882	NCR Corp.*	40,312
801	NeuStar, Inc., Class A*	25,776
1,409	Parametric Technology Corp.*	28,462
511	Plantronics, Inc.	15,376
2,110	Polycom, Inc.*	24,138
1,173	QLogic Corp.*	15,965
675	Quest Software, Inc.*	16,875
1,239	Rackspace Hosting, Inc.*	61,293
3,284	RF Micro Devices, Inc.*	12,381
1,873	Riverbed Technology, Inc.*	30,717
1,275	Rovi Corp.*	31,148
774	Semtech Corp.*	18,646
502	Silicon Laboratories, Inc.*	17,334
2,240	Skyworks Solutions, Inc.*	60,166
833	Solera Holdings, Inc.	36,985
1,733	Synopsys, Inc.*	51,210
491	Tech Data Corp.*	23,377
4,341	Tellabs, Inc.	15,888
1,981	TIBCO Software, Inc.*	52,992
1,479	Trimble Navigation Ltd.*	69,757
955	ValueClick, Inc.*	16,751
1,260	VeriFone Systems, Inc.*	45,499
1,869	Vishay Intertechnology, Inc.*	19,849
460	Wright Express Corp.*	25,788

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
618	Zebra Technologies Corp., Class A*	$20,684
		2,073,245
	Materials — 3.6%

1,057	Albemarle Corp.	64,160
786	Aptargroup, Inc.	39,827
931	Ashland, Inc.	59,519
750	Cabot Corp.	28,350
523	Carpenter Technology Corp.	23,566
1,374	Commercial Metals Co.	16,048
393	Compass Minerals International, Inc.	27,966
545	Cytec Industries, Inc.	32,951
437	Domtar Corp.	34,571
365	Greif, Inc., Class A	15,965
626	Intrepid Potash, Inc.*	12,288
1,630	Louisiana-Pacific Corp.*	15,355
542	Martin Marietta Materials, Inc.	36,569
211	Minerals Technologies, Inc.	13,350
126	NewMarket Corp.	26,310
952	Olin Corp.	18,250
1,147	Packaging Corp. of America	30,774
892	Reliance Steel & Aluminum Co.	42,111
839	Rock-Tenn Co., Class A	43,284
1,561	RPM International, Inc.	41,148
513	Scotts Miracle-Gro Co. (The), Class A	22,146
598	Sensient Technologies Corp.	21,839
590	Silgan Holdings, Inc.	24,662
1,195	Sonoco Products Co.	36,770
2,604	Steel Dynamics, Inc.	27,446
1,110	Valspar Corp.	53,513
623	Worthington Industries, Inc.	10,124
		818,862
	Telecommunication Services — 0.3%

1,148	Telephone & Data Systems, Inc.	22,788
1,783	tw telecom, inc.*	41,348
		64,136
	Utilities — 2.9%

1,320	Alliant Energy Corp.	57,671
1,651	Aqua America, Inc.	38,138
1,073	Atmos Energy Corp.	35,559
522	Black Hills Corp.	16,798
723	Cleco Corp.	29,527
1,619	Great Plains Energy, Inc.	32,251
1,143	Hawaiian Electric Industries, Inc.	31,558
594	IDACORP, Inc.	23,338
2,245	MDU Resources Group, Inc.	50,445
988	National Fuel Gas Co.	42,711
2,806	NV Energy, Inc.	48,544
1,166	OGE Energy Corp.	62,078
947	PNM Resources, Inc.	17,662
2,115	Questar Corp.	42,448
1,333	UGI Corp.	38,230
974	Vectren Corp.	28,558
1,498	Westar Energy, Inc.	42,873
612	WGL Holdings, Inc.	23,837
		662,226
	Total Common Stocks
	(Cost $13,060,771)	13,090,149

Principal Amount
	U.S. Government & Agency Securities (a) — 3.2%
	Federal Home Loan Bank
$623,316	0.01%, due 06/01/12	623,316
	Federal Home Loan Mortgage Corp.
115,550	0.06%, due 06/01/12	115,550
	Total U.S. Government & Agency Securities (Cost $738,866)	738,866

	Repurchase Agreements (a)(b) — 39.1%
8,901,924	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $8,901,970	8,901,924
	Total Repurchase Agreements (Cost $8,901,924)	8,901,924

	Total Investment Securities
	(Cost $22,701,561) — 99.9%	22,730,939
	Other assets less liabilities — 0.1%	17,248
	Net Assets — 100.0%	$22,748,187

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $6,376,922.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$749,679
Aggregate gross unrealized depreciation	(721,964)
Net unrealized appreciation	$27,715
Federal income tax cost of investments	$22,703,224

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	30	06/15/12	$2,774,700	$(610)

Cash collateral in the amount of $219,982 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$5,753,688	$362,986

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	4,340,987	(133,225)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	5,473,970	(336,998)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	6,215,211	(177,639)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	3,720,961	(97,409)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	25,903,899	(283,503)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	965,790	(158,937)

		$(824,725)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

UltraPro Russell2000

Shares		Value
	Common Stocks (a) — 66.9%
	Consumer Discretionary — 9.3%

1,311	1-800-Flowers.com, Inc., Class A*	$3,881
941	A.H. Belo Corp., Class A	3,764
4,074	Aeropostale, Inc.*	75,369
1,250	AFC Enterprises, Inc.*	26,700
893	Ambassadors Group, Inc.	4,474
3,370	American Axle & Manufacturing Holdings, Inc.*	31,206
1,771	American Greetings Corp., Class A	24,847
902	American Public Education, Inc.*	25,644
432	America’s Car-Mart, Inc.*	18,641
1,491	Amerigon, Inc.*	17,862
1,626	Ameristar Casinos, Inc.	30,406
2,440	Ann, Inc.*	65,612
1,369	Arbitron, Inc.	45,779
612	Arctic Cat, Inc.*	22,130
1,473	Asbury Automotive Group, Inc.*	39,373
6,340	Ascena Retail Group, Inc.*	120,016
727	Ascent Capital Group, Inc., Class A*	38,080
1,466	Barnes & Noble, Inc.*	24,086
5,107	Beazer Homes USA, Inc.*	13,329
1,939	bebe stores, inc.	12,371
4,673	Belo Corp., Class A	27,010
728	Benihana, Inc.	11,728
1,109	Big 5 Sporting Goods Corp.	7,220
61	Biglari Holdings, Inc.*	23,880
1,214	BJ’s Restaurants, Inc.*	53,161
943	Black Diamond, Inc.*	8,487
601	Blue Nile, Inc.*	19,406
262	Blyth, Inc.	19,577
1,529	Bob Evans Farms, Inc.	61,986
593	Body Central Corp.*	8,687
623	Bon-Ton Stores, Inc. (The)	3,277
2,765	Boyd Gaming Corp.*	21,069
972	Bravo Brio Restaurant Group, Inc.*	15,960
902	Bridgepoint Education, Inc.*	17,670
2,118	Brown Shoe Co., Inc.	25,183
4,494	Brunswick Corp.	98,419
1,359	Buckle, Inc. (The)	53,191
925	Buffalo Wild Wings, Inc.*	78,727
749	Build-A-Bear Workshop, Inc.*	3,400
2,183	Cabela’s, Inc.*	77,147
1,857	Caesars Entertainment Corp.*	22,544
3,251	Callaway Golf Co.	17,946
833	Cambium Learning Group, Inc.*	1,025
692	Capella Education Co.*	21,251
652	Caribou Coffee Co., Inc.*	7,759
636	Carrols Restaurant Group, Inc.*	3,880
2,481	Carter’s, Inc.*	133,800
2,126	Casual Male Retail Group, Inc.*	6,484
1,396	Cato Corp. (The), Class A	40,065
344	Cavco Industries, Inc.*	14,500
913	CEC Entertainment, Inc.	31,919
1,849	Central European Media Enterprises Ltd., Class A*	11,002
5,866	Charming Shoppes, Inc.*	43,056
2,757	Cheesecake Factory, Inc. (The)*	89,437
429	Cherokee, Inc.	5,187
1,236	Children’s Place Retail Stores, Inc. (The)*	56,819
1,806	Christopher & Banks Corp.	2,167
634	Churchill Downs, Inc.	38,040
4,690	Cinemark Holdings, Inc.	108,151
756	Citi Trends, Inc.*	10,448
1,582	Coinstar, Inc.*	97,182
3,674	Coldwater Creek, Inc.*	3,049
3,106	Collective Brands, Inc.*	66,065
612	Columbia Sportswear Co.	29,431
731	Conn’s, Inc.*	12,785
3,134	Cooper Tire & Rubber Co.	48,514
575	Core-Mark Holding Co., Inc.	25,007
3,933	Corinthian Colleges, Inc.*	10,776
958	Cost Plus, Inc.*	21,172
1,158	Cracker Barrel Old Country Store, Inc.	70,951
4,555	Crocs, Inc.*	77,025
1,761	Crown Media Holdings, Inc., Class A*	2,589
409	CSS Industries, Inc.	7,787
2,047	Cumulus Media, Inc., Class A*	5,732
7,381	Dana Holding Corp.	98,315
357	Delta Apparel, Inc.*	5,059
4,992	Denny’s Corp.*	21,516
542	Destination Maternity Corp.	10,569
254	Dial Global, Inc.*	709
186	Digital Domain Media Group, Inc.*	1,365
1,383	Digital Generation, Inc.*	13,152
781	DineEquity, Inc.*	37,488
2,937	Domino’s Pizza, Inc.	90,195
546	Dorman Products, Inc.*	26,284
964	Drew Industries, Inc.*	25,594
1,591	E.W. Scripps Co. (The), Class A*	14,303
301	Einstein Noah Restaurant Group, Inc.	5,159
1,221	Entercom Communications Corp., Class A*	6,020
2,537	Entravision Communications Corp., Class A	3,400
1,218	Ethan Allen Interiors, Inc.	27,417
3,906	Exide Technologies*	9,062
2,789	Express, Inc.*	51,597
636	Fiesta Restaurant Group, Inc.*	7,759
5,140	Fifth & Pacific Co., Inc.*	61,526
2,616	Finish Line, Inc. (The), Class A	53,942
445	Fisher Communications, Inc.*	12,745
505	Francesca’s Holdings Corp.*	11,847
1,869	Fred’s, Inc., Class A	25,699
840	Fuel Systems Solutions, Inc.*	12,600
2,116	Furniture Brands International, Inc.*	2,455
833	G-III Apparel Group Ltd.*	20,583
1,799	Gaylord Entertainment Co.*	68,272
221	Geeknet, Inc.*	3,989
1,196	Genesco, Inc.*	79,534
575	Global Sources Ltd.*	3,019
1,153	GNC Holdings, Inc., Class A	44,425
269	Gordmans Stores, Inc.*	4,791
1,447	Grand Canyon Education, Inc.*	26,220
2,503	Gray Television, Inc.*	3,479
1,147	Group 1 Automotive, Inc.	60,057
2,234	Harte-Hanks, Inc.	18,855
948	Haverty Furniture Cos., Inc.	11,509
1,558	Helen of Troy Ltd.*	49,046
851	hhgregg, Inc.*	9,148
1,383	Hibbett Sports, Inc.*	77,490
3,164	Hillenbrand, Inc.	59,388
2,132	Hot Topic, Inc.	21,128
4,209	Hovnanian Enterprises, Inc., Class A*	7,871
2,017	HSN, Inc.	78,461
3,681	Iconix Brand Group, Inc.*	55,141

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,486	International Speedway Corp., Class A	$35,723
2,030	Interval Leisure Group, Inc.	33,800
1,199	iRobot Corp.*	25,395
1,030	Isle of Capri Casinos, Inc.*	5,511
2,219	Jack in the Box, Inc.*	57,361
1,373	JAKKS Pacific, Inc.	25,387
3,326	Jamba, Inc.*	6,319
244	Johnson Outdoors, Inc., Class A*	4,438
4,082	Jones Group, Inc. (The)	39,350
1,394	JoS. A. Bank Clothiers, Inc.*	61,838
2,180	Journal Communications, Inc., Class A*	9,243
1,312	K12, Inc.*	28,759
3,884	KB Home	28,159
381	Kenneth Cole Productions, Inc., Class A*	5,753
781	Kirkland’s, Inc.*	8,466
1,516	Knology, Inc.*	29,577
2,951	Krispy Kreme Doughnuts, Inc.*	18,562
1,321	K-Swiss, Inc., Class A*	3,950
2,617	La-Z-Boy, Inc.*	36,926
2,091	LeapFrog Enterprises, Inc.*	21,788
1,001	Libbey, Inc.*	14,484
2,134	Life Time Fitness, Inc.*	91,463
468	Lifetime Brands, Inc.	5,251
1,496	LIN TV Corp., Class A*	4,309
1,140	Lincoln Educational Services Corp.	6,612
2,275	Lions Gate Entertainment Corp.*	30,303
1,114	Lithia Motors, Inc., Class A	27,204
7,122	Live Nation Entertainment, Inc.*	66,591
949	Luby’s, Inc.*	4,849
1,167	Lumber Liquidators Holdings, Inc.*	33,948
944	M/I Homes, Inc.*	14,179
600	Mac-Gray Corp.	7,434
1,181	Maidenform Brands, Inc.*	22,793
1,029	Marcus Corp.	13,717
515	Marine Products Corp.	2,688
1,172	MarineMax, Inc.*	11,298
1,373	Martha Stewart Living Omnimedia, Class A	4,105
1,489	Matthews International Corp., Class A	44,849
288	Mattress Firm Holding Corp.*	9,858
2,912	McClatchy Co. (The), Class A*	6,377
1,893	MDC Holdings, Inc.	54,367
1,265	MDC Partners, Inc., Class A	12,283
2,598	Men’s Wearhouse, Inc. (The)	93,502
1,834	Meredith Corp.	54,268
1,411	Meritage Homes Corp.*	42,344
2,349	Modine Manufacturing Co.*	15,222
450	Monarch Casino & Resort, Inc.*	4,172
1,539	Monro Muffler Brake, Inc.	52,003
1,113	Morgans Hotel Group Co.*	4,997
609	Motorcar Parts of America, Inc.*	2,631
873	Movado Group, Inc.	24,182
1,357	Multimedia Games Holding Co., Inc.*	17,112
447	National American University Holdings, Inc.	1,743
2,783	National CineMedia, Inc.	37,543
1,372	New York & Co., Inc.*	4,843
6,922	New York Times Co. (The), Class A*	46,031
553	Nexstar Broadcasting Group, Inc., Class A*	3,666
1,434	Nutrisystem, Inc.	14,699
14,008	Office Depot, Inc.*	30,117
4,339	OfficeMax, Inc.*	21,131
1,056	Orbitz Worldwide, Inc.*	3,854
4,809	Orient-Express Hotels Ltd., Class A*	40,588
725	Outdoor Channel Holdings, Inc.	4,771
584	Overstock.com, Inc.*	3,884
648	Oxford Industries, Inc.	29,840
1,070	P.F. Chang’s China Bistro, Inc.	54,859
2,394	Pacific Sunwear of California, Inc.*	3,423
942	Papa John’s International, Inc.*	43,822
647	Peet’s Coffee & Tea, Inc.*	38,548
2,253	Penske Automotive Group, Inc.	55,379
2,657	Pep Boys-Manny Moe & Jack (The)	24,657
615	Perry Ellis International, Inc.*	11,568
1,026	PetMed Express, Inc.	11,707
4,951	Pier 1 Imports, Inc.	80,701
3,125	Pinnacle Entertainment, Inc.*	30,563
2,431	Pool Corp.	89,874
6,548	Quiksilver, Inc.*	18,007
434	R.G. Barry Corp.	5,581
503	ReachLocal, Inc.*	5,075
740	Red Lion Hotels Corp.*	6,268
655	Red Robin Gourmet Burgers, Inc.*	20,960
2,915	Regis Corp.	53,374
2,965	Rent-A-Center, Inc.	99,832
480	Rentrak Corp.*	7,776
3,285	Ruby Tuesday, Inc.*	23,586
756	rue21, inc.*	20,019
1,776	Ruth’s Hospitality Group, Inc.*	11,651
2,240	Ryland Group, Inc. (The)	50,086
182	Saga Communications, Inc., Class A*	6,352
5,820	Saks, Inc.*	57,385
1,341	Scholastic Corp.	36,140
812	School Specialty, Inc.*	2,444
2,936	Scientific Games Corp., Class A*	25,073
2,496	Sealy Corp.*	4,193
2,805	Select Comfort Corp.*	76,745
271	Shiloh Industries, Inc.	2,661
695	Shoe Carnival, Inc.*	14,710
2,727	Shuffle Master, Inc.*	43,250
1,586	Shutterfly, Inc.*	43,726
2,545	Sinclair Broadcast Group, Inc., Class A	20,716
2,104	Six Flags Entertainment Corp.	96,006
1,890	Skechers U.S.A., Inc., Class A*	32,111
486	Skullcandy, Inc.*	6,376
346	Skyline Corp.	1,571
3,041	Smith & Wesson Holding Corp.*	20,496
2,031	Sonic Automotive, Inc., Class A	30,242
3,119	Sonic Corp.*	26,605
3,409	Sotheby’s	103,975
1,683	Spartan Motors, Inc.	7,574
596	Speedway Motorsports, Inc.	9,816
1,570	Stage Stores, Inc.	26,988
993	Standard Motor Products, Inc.	13,415
5,361	Standard Pacific Corp.*	27,663
1,386	Stein Mart, Inc.*	10,035
758	Steiner Leisure Ltd.*	34,739
333	Steinway Musical Instruments, Inc.*	7,476
1,909	Steven Madden Ltd.*	77,391
3,777	Stewart Enterprises, Inc., Class A	23,304
1,414	Stoneridge, Inc.*	9,969
618	Strayer Education, Inc.	55,527

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
952	Sturm Ruger & Co., Inc.	$37,099
673	Summer Infant, Inc.*	2,046
1,181	Superior Industries International, Inc.	19,829
545	Systemax, Inc.*	6,627
3,528	Talbots, Inc.*	8,608
360	Teavana Holdings, Inc.*	4,781
3,051	Tenneco, Inc.*	82,835
3,176	Texas Roadhouse, Inc.	57,740
351	Tower International, Inc.*	4,444
1,034	Town Sports International Holdings, Inc.*	12,108
1,301	True Religion Apparel, Inc.	38,158
2,175	Tuesday Morning Corp.*	9,092
746	U.S. Auto Parts Network, Inc.*	3,051
703	Unifi, Inc.*	7,754
758	Universal Electronics, Inc.*	9,930
1,137	Universal Technical Institute, Inc.	13,860
1,817	Vail Resorts, Inc.	78,985
2,259	Valassis Communications, Inc.*	44,977
68	Value Line, Inc.	833
2,065	ValueVision Media, Inc., Class A*	3,593
1,000	Vera Bradley, Inc.*	21,870
1,252	Vitamin Shoppe, Inc.*	61,999
911	VOXX International Corp.*	8,982
2,043	Warnaco Group, Inc. (The)*	90,934
747	West Marine, Inc.*	7,784
4,568	Wet Seal, Inc. (The), Class A*	12,973
362	Weyco Group, Inc.	8,456
114	Winmark Corp.	5,833
1,470	Winnebago Industries, Inc.*	13,171
2,505	Wolverine World Wide, Inc.	106,488
1,375	World Wrestling Entertainment, Inc., Class A	10,835
1,119	Zagg, Inc.*	11,873
1,622	Zale Corp.*	3,795
1,072	Zumiez, Inc.*	39,439
		7,861,665
	Consumer Staples — 2.5%

179	Alico, Inc.	4,371
4,395	Alliance One International, Inc.*	12,614
939	Andersons, Inc. (The)	40,893
57	Arden Group, Inc., Class A	4,704
2,417	B&G Foods, Inc.	58,201
414	Boston Beer Co., Inc. (The), Class A*	43,408
597	Calavo Growers, Inc.	16,352
715	Cal-Maine Foods, Inc.	25,411
1,915	Casey’s General Stores, Inc.	108,446
3,670	Central European Distribution Corp.*	14,386
2,116	Central Garden and Pet Co., Class A*	19,509
494	Chefs’ Warehouse, Inc. (The)*	9,411
2,292	Chiquita Brands International, Inc.*	12,423
231	Coca-Cola Bottling Co. Consolidated	14,153
525	Craft Brew Alliance, Inc.*	4,174
5,904	Darling International, Inc.*	82,715
1,111	Diamond Foods, Inc.	23,442
1,810	Dole Food Co., Inc.*	16,073
1,234	Elizabeth Arden, Inc.*	42,524
342	Farmer Bros Co.*	2,339
932	Female Health Co. (The)	5,238
1,842	Fresh Del Monte Produce, Inc.	43,232
1,419	Fresh Market, Inc. (The)*	82,472
126	Griffin Land & Nurseries, Inc.	2,971
1,807	Hain Celestial Group, Inc. (The)*	100,270
457	Harbinger Group, Inc.*	2,175
2,480	Harris Teeter Supermarkets, Inc.	93,074
618	Imperial Sugar Co.	3,900
636	Ingles Markets, Inc., Class A	9,928
813	Inter Parfums, Inc.	12,764
721	J&J Snack Foods Corp.	39,705
944	Lancaster Colony Corp.	63,550
231	Lifeway Foods, Inc.	2,280
395	Limoneira Co.	6,079
695	Medifast, Inc.*	12,552
607	MGP Ingredients, Inc.	1,997
611	Nash Finch Co.	12,593
565	National Beverage Corp.*	8,170
564	Nature’s Sunshine Products, Inc.	8,234
2,765	Nu Skin Enterprises, Inc., Class A	118,563
464	Nutraceutical International Corp.*	6,941
251	Oil-Dri Corp. of America	4,827
977	Omega Protein Corp.*	6,517
1,160	Pantry, Inc. (The)*	14,976
2,554	Pilgrim’s Pride Corp.*	20,968
2,538	Prestige Brands Holdings, Inc.*	34,847
898	Pricesmart, Inc.	60,687
741	Primo Water Corp.*	919
548	Revlon, Inc., Class A*	8,160
29,742	Rite Aid Corp.*	38,665
968	Roundy’s, Inc.	10,445
1,117	Sanderson Farms, Inc.	61,368
616	Schiff Nutrition International, Inc.*	10,349
466	Seneca Foods Corp., Class A*	10,154
3,002	Smart Balance, Inc.*	17,802
2,384	Snyder’s-Lance, Inc.	61,483
1,140	Spartan Stores, Inc.	19,095
843	Spectrum Brands Holdings, Inc.*	29,100
5,403	Star Scientific, Inc.*	20,964
474	Susser Holdings Corp.*	13,864
873	Synutra International, Inc.*	4,313
1,236	Tootsie Roll Industries, Inc.	27,625
1,792	TreeHouse Foods, Inc.*	102,162
2,441	United Natural Foods, Inc.*	123,759
1,169	Universal Corp.	52,804
326	USANA Health Sciences, Inc.*	13,170
2,428	Vector Group Ltd.	40,305
315	Village Super Market, Inc., Class A	7,875
806	WD-40 Co.	37,705
555	Weis Markets, Inc.	24,220
		2,071,365
	Energy — 3.8%

4,153	Abraxas Petroleum Corp.*	11,462
572	Alon USA Energy, Inc.	4,845
890	Amyris, Inc.*	2,412
461	Apco Oil and Gas International, Inc.	10,497
1,314	Approach Resources, Inc.*	36,831
2,247	ATP Oil & Gas Corp.*	11,864
1,216	Basic Energy Services, Inc.*	13,789
2,601	Berry Petroleum Co., Class A	101,205
2,382	Bill Barrett Corp.*	45,996
505	Bonanza Creek Energy, Inc.*	8,615
5,153	BPZ Resources, Inc.*	15,923
1,833	Bristow Group, Inc.	73,412
602	C&J Energy Services, Inc.*	10,764
4,815	Cal Dive International, Inc.*	12,375
1,974	Callon Petroleum Co.*	8,508

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,960	CAMAC Energy, Inc.*	$2,167
1,965	Carrizo Oil & Gas, Inc.*	43,446
290	Ceres, Inc.*	3,060
7,760	Cheniere Energy, Inc.*	108,950
298	Clayton Williams Energy, Inc.*	17,028
2,501	Clean Energy Fuels Corp.*	34,039
3,076	Cloud Peak Energy, Inc.*	47,616
2,403	Comstock Resources, Inc.*	35,925
616	Contango Oil & Gas Co.*	32,365
1,102	Crimson Exploration, Inc.*	4,375
2,049	Crosstex Energy, Inc.	27,682
839	CVR Energy, Inc.*	21,344
400	Dawson Geophysical Co.*	9,080
717	Delek U.S. Holdings, Inc.	11,551
3,252	DHT Holdings, Inc.	2,208
1,734	Dril-Quip, Inc.*	105,063
1,874	Endeavour International Corp.*	18,721
1,460	Energy Partners Ltd.*	23,053
3,801	Energy XXI Bermuda Ltd.	118,021
811	Evolution Petroleum Corp.*	6,504
3,226	Exterran Holdings, Inc.*	37,228
2,601	Frontline Ltd.	12,251
2,640	FX Energy, Inc.*	12,857
2,930	Gastar Exploration Ltd.*	5,274
571	Geokinetics, Inc.*	232
1,012	GeoResources, Inc.*	36,128
300	Gevo, Inc.*	1,821
914	Global Geophysical Services, Inc.*	6,480
3,446	GMX Resources, Inc.*	3,335
2,013	Golar LNG Ltd.	70,515
1,308	Goodrich Petroleum Corp.*	19,319
850	Green Plains Renewable Energy, Inc.*	6,027
724	Gulf Island Fabrication, Inc.	18,100
1,198	GulfMark Offshore, Inc., Class A*	42,757
2,301	Gulfport Energy Corp.*	42,523
226	Hallador Energy Co.	1,593
1,885	Harvest Natural Resources, Inc.*	10,349
5,888	Heckmann Corp.*	19,901
5,350	Helix Energy Solutions Group, Inc.*	91,646
6,689	Hercules Offshore, Inc.*	22,141
1,559	Hornbeck Offshore Services, Inc.*	52,055
834	Houston American Energy Corp.*	1,293
8,419	Hyperdynamics Corp.*	6,398
6,630	ION Geophysical Corp.*	40,178
54	Isramco, Inc.*	4,257
1,793	James River Coal Co.*	4,500
6,297	Key Energy Services, Inc.*	62,403
545	KiOR, Inc., Class A*	4,932
1,109	Knightsbridge Tankers Ltd.	10,292
13,002	Kodiak Oil & Gas Corp.*	105,446
1,125	L&L Energy, Inc.*	1,676
1,694	Lufkin Industries, Inc.	97,354
7,448	Magnum Hunter Resources Corp.*	30,015
698	Matador Resources Co.*	7,015
1,334	Matrix Service Co.*	13,860
4,957	McMoRan Exploration Co.*	48,232
1,567	Miller Energy Resources, Inc.*	6,315
640	Mitcham Industries, Inc.*	12,096
617	Natural Gas Services Group, Inc.*	8,502
4,562	Newpark Resources, Inc.*	26,414
2,670	Nordic American Tankers Ltd.	33,482
3,186	Northern Oil and Gas, Inc.*	57,125
3,004	Oasis Petroleum, Inc.*	77,173
1,344	Overseas Shipholding Group, Inc.	14,677
219	OYO Geospace Corp.*	20,321
355	Panhandle Oil and Gas, Inc., Class A	9,021
5,888	Parker Drilling Co.*	28,792
4,607	Patriot Coal Corp.*	10,919
2,305	Penn Virginia Corp.	12,954
1,510	Petroleum Development Corp.*	37,508
2,827	Petroquest Energy, Inc.*	13,994
658	PHI, Inc. (Non-Voting)*	15,667
3,110	Pioneer Drilling Co.*	23,138
363	Renewable Energy Group, Inc.*	2,519
11,247	Rentech, Inc.*	21,144
2,329	Resolute Energy Corp.*	20,379
311	REX American Resources Corp.*	5,729
2,101	Rex Energy Corp.*	21,136
295	RigNet, Inc.*	4,605
2,674	Rosetta Resources, Inc.*	103,457
505	Sanchez Energy Corp.*	12,196
1,669	Scorpio Tankers, Inc.*	9,330
2,095	SemGroup Corp., Class A*	63,164
2,272	Ship Finance International Ltd.	35,193
554	Solazyme, Inc.*	6,072
2,473	Stone Energy Corp.*	58,264
2,141	Swift Energy Co.*	42,627
4,455	Syntroleum Corp.*	2,852
829	Targa Resources Corp.	36,758
2,658	Teekay Tankers Ltd., Class A	10,818
1,523	Tesco Corp.*	18,306
3,877	TETRA Technologies, Inc.*	24,774
2,167	Triangle Petroleum Corp.*	11,052
1,231	U.S. Energy Corp.*	2,770
722	Union Drilling, Inc.*	3,343
3,258	Uranerz Energy Corp.*	4,398
3,798	Uranium Energy Corp.*	8,735
4,713	Uranium Resources, Inc.*	3,295
5,223	Ur-Energy, Inc.*	4,648
5,857	USEC, Inc.*	4,230
2,581	Vaalco Energy, Inc.*	22,016
8,815	Vantage Drilling Co.*	13,223
1,492	Venoco, Inc.*	13,920
2,371	Voyager Oil & Gas, Inc.*	4,434
1,759	W&T Offshore, Inc.	27,036
3,604	Warren Resources, Inc.*	7,749
2,663	Western Refining, Inc.	51,502
526	Westmoreland Coal Co.*	3,934
1,971	Willbros Group, Inc.*	11,274
3,573	World Fuel Services Corp.	133,988
1,533	Zion Oil & Gas, Inc.*	3,265
		3,233,312
	Financials — 15.7%

768	1st Source Corp.	16,366
1,531	1st United Bancorp, Inc./FL*	8,819
2,149	Acadia Realty Trust (REIT)	48,073
500	AG Mortgage Investment Trust, Inc. (REIT)	10,005
573	Agree Realty Corp. (REIT)	11,987
104	Alexander’s, Inc. (REIT)	40,679
239	Alliance Financial Corp./NY	7,502
4,347	Alterra Capital Holdings Ltd.	96,547
1,626	American Assets Trust, Inc. (REIT)	36,731
3,744	American Campus Communities, Inc. (REIT)	164,362
953	American Capital Mortgage Investment Corp. (REIT)	22,672

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,003	American Equity Investment Life Holding Co.	$31,772
527	American Safety Insurance Holdings Ltd.*	9,465
1,199	Ameris Bancorp*	13,633
928	AMERISAFE, Inc.*	25,418
418	Ames National Corp.	8,490
1,216	AmTrust Financial Services, Inc.	34,960
6,761	Anworth Mortgage Asset Corp. (REIT)	45,502
1,038	Apollo Commercial Real Estate Finance, Inc. (REIT)	16,483
9,887	Apollo Investment Corp.	73,559
1,188	Apollo Residential Mortgage, Inc.	22,275
1,302	Argo Group International Holdings Ltd.	36,430
400	Arlington Asset Investment Corp., Class A	9,032
8,965	ARMOUR Residential REIT, Inc. (REIT)	62,576
512	Arrow Financial Corp.	12,216
1,579	Artio Global Investors, Inc.	4,816
2,634	Ashford Hospitality Trust, Inc. (REIT)	22,521
2,092	Associated Estates Realty Corp. (REIT)	33,075
4,389	Astoria Financial Corp.	39,457
451	AV Homes, Inc.*	5,074
422	Baldwin & Lyons, Inc., Class B	8,968
339	Bancfirst Corp.	12,858
1,404	Banco Latinoamericano de Comercio Exterior S.A., Class E	27,378
1,476	Bancorp, Inc. (The)/DE*	13,417
4,766	BancorpSouth, Inc.	64,293
2,321	Bank Mutual Corp.	7,984
291	Bank of Kentucky Financial Corp.	6,975
268	Bank of Marin Bancorp	9,538
1,417	Bank of the Ozarks, Inc.	41,150
1,063	BankFinancial Corp.	7,207
886	Banner Corp.	17,011
3,746	BBCN Bancorp, Inc.*	40,419
1,678	Beneficial Mutual Bancorp, Inc.*	14,515
1,046	Berkshire Hills Bancorp, Inc.	22,824
3,815	BGC Partners, Inc., Class A	22,737
7,763	BioMed Realty Trust, Inc. (REIT)	140,122
3,685	BlackRock Kelso Capital Corp.	34,639
486	BofI Holding, Inc.*	9,127
3,886	Boston Private Financial Holdings, Inc.	35,052
340	Bridge Bancorp, Inc.	6,664
462	Bridge Capital Holdings*	7,087
3,421	Brookline Bancorp, Inc.	30,071
575	Bryn Mawr Bank Corp.	11,770
957	Calamos Asset Management, Inc., Class A	10,412
102	California First National Bancorp	1,543
387	Camden National Corp.	12,477
1,544	Campus Crest Communities, Inc. (REIT)	16,644
579	Cape Bancorp, Inc.*	4,748
706	Capital Bank Corp.*	1,476
576	Capital City Bank Group, Inc.	3,871
148	Capital Southwest Corp.	12,946
3,435	CapLease, Inc. (REIT)	13,500
4,558	Capstead Mortgage Corp. (REIT)	62,764
1,460	Cardinal Financial Corp.	16,644
303	Cascade Bancorp*	1,667
1,484	Cash America International, Inc.	66,008
3,968	Cathay General Bancorp	65,789
7,487	CBL & Associates Properties, Inc. (REIT)	130,723
2,829	Cedar Realty Trust, Inc. (REIT)	13,579
610	Center Bancorp, Inc.	6,289
1,516	CenterState Banks, Inc.	10,976
775	Central Pacific Financial Corp.*	9,943
174	Century Bancorp, Inc./MA, Class A	4,867
343	Charter Financial Corp./GA	3,066
698	Chatham Lodging Trust (REIT)	9,060
1,385	Chemical Financial Corp.	28,157
1,623	Chesapeake Lodging Trust (REIT)	29,295
598	CIFC Corp.*	4,395
615	Citizens & Northern Corp.	10,732
1,913	Citizens, Inc./TX*	15,438
769	City Holding Co.	24,746
431	Clifton Savings Bancorp, Inc.	4,396
620	CNB Financial Corp./PA	9,257
11,191	CNO Financial Group, Inc.*	76,770
1,758	CoBiz Financial, Inc.	10,689
897	Cohen & Steers, Inc.	29,018
4,434	Colonial Properties Trust (REIT)	94,045
1,661	Colony Financial, Inc. (REIT)	27,905
1,993	Columbia Banking System, Inc.	36,113
1,963	Community Bank System, Inc.	52,235
699	Community Trust Bancorp, Inc.	23,088
2,037	Compass Diversified Holdings	26,725
212	Consolidated-Tomoka Land Co.	5,883
1,003	Coresite Realty Corp. (REIT)	23,922
4,602	Cousins Properties, Inc. (REIT)	33,318
3,374	Cowen Group, Inc., Class A*	8,570
1,301	Crawford & Co., Class B	4,684
337	Credit Acceptance Corp.*	28,557
2,885	CreXus Investment Corp. (REIT)	28,273
6,185	CubeSmart (REIT)	69,952
4,508	CVB Financial Corp.	49,092
5,637	CYS Investments, Inc. (REIT)	77,114
12,398	DCT Industrial Trust, Inc. (REIT)	72,156
2,193	DFC Global Corp.*	36,141
129	Diamond Hill Investment Group, Inc.	8,626
8,447	DiamondRock Hospitality Co. (REIT)	83,963
1,571	Dime Community Bancshares, Inc.	20,517
390	Donegal Group, Inc., Class A	5,799
6,424	Doral Financial Corp.*	9,251
1,533	Duff & Phelps Corp., Class A	21,845
2,968	DuPont Fabros Technology, Inc. (REIT)	75,654
2,731	Dynex Capital, Inc. (REIT)	25,371
846	Eagle Bancorp, Inc.*	13,570
1,437	EastGroup Properties, Inc. (REIT)	71,232
1,022	Edelman Financial Group, Inc.	8,779
4,642	Education Realty Trust, Inc. (REIT)	51,155
1,012	eHealth, Inc.*	16,222
232	EMC Insurance Group, Inc.	4,603
1,645	Employers Holdings, Inc.	27,800
426	Encore Bancshares, Inc.*	8,780
348	Enstar Group Ltd.*	31,710
294	Enterprise Bancorp, Inc./MA	4,672
803	Enterprise Financial Services Corp.	8,680
2,354	Entertainment Properties Trust (REIT)	97,150
745	Epoch Holding Corp.	17,120

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,638	Equity Lifestyle Properties, Inc. (REIT)	$107,879
2,708	Equity One, Inc. (REIT)	53,781
629	ESB Financial Corp.	7,831
542	ESSA Bancorp, Inc.	5,583
1,060	Evercore Partners, Inc., Class A	26,193
1,562	Excel Trust, Inc. (REIT)	18,260
5,203	Extra Space Storage, Inc. (REIT)	147,557
2,368	EZCORP, Inc., Class A*	55,885
576	FBL Financial Group, Inc., Class A	14,705
2,264	FBR & Co.*	6,022
496	Federal Agricultural Mortgage Corp., Class C	11,964
6,282	FelCor Lodging Trust, Inc. (REIT)*	26,070
271	Fidus Investment Corp.	3,726
4,157	Fifth Street Finance Corp.	39,533
1,933	Financial Engines, Inc.*	40,554
696	Financial Institutions, Inc.	11,373
5,308	First American Financial Corp.	83,654
443	First Bancorp, Inc./ME	6,291
762	First Bancorp/NC	7,079
3,890	First Busey Corp.	18,050
1,488	First Cash Financial Services, Inc.*	55,740
5,294	First Commonwealth Financial Corp.	33,193
802	First Community Bancshares, Inc./VA	9,937
902	First Connecticut Bancorp, Inc./CT	11,753
491	First Defiance Financial Corp.	7,851
2,940	First Financial Bancorp	45,158
1,587	First Financial Bankshares, Inc.	50,879
562	First Financial Corp./IN	15,764
834	First Financial Holdings, Inc.	8,006
4,371	First Industrial Realty Trust, Inc. (REIT)*	52,146
796	First Interstate BancSystem, Inc.	11,104
2,783	First Marblehead Corp. (The)*	3,173
1,295	First Merchants Corp.	15,190
3,762	First Midwest Bancorp, Inc./IL	37,959
385	First of Long Island Corp. (The)	10,380
467	First Pactrust Bancorp, Inc.	5,254
2,525	First Potomac Realty Trust (REIT)	30,300
5,513	FirstMerit Corp.	87,657
9,867	Flagstar Bancorp, Inc.*	7,509
2,645	Flagstone Reinsurance Holdings S.A.	19,547
1,584	Flushing Financial Corp.	20,434
6,858	FNB Corp./PA	72,832
1,788	Forestar Group, Inc.*	24,120
295	Fortegra Financial Corp.*	2,357
649	Fox Chase Bancorp, Inc.	8,320
701	Franklin Financial Corp./VA*	10,746
3,563	Franklin Street Properties Corp. (REIT)	34,775
302	FX Alliance, Inc.*	4,971
874	FXCM, Inc., Class A	8,985
376	Gain Capital Holdings, Inc.	1,850
343	GAMCO Investors, Inc., Class A	14,238
635	German American Bancorp, Inc.	11,627
1,303	Getty Realty Corp. (REIT)	20,978
3,566	GFI Group, Inc.	9,700
3,629	Glacier Bancorp, Inc.	52,076
1,062	Gladstone Capital Corp.	7,859
552	Gladstone Commercial Corp. (REIT)	8,744
1,114	Gladstone Investment Corp.	8,188
3,902	Gleacher & Co., Inc.*	3,317
7,035	Glimcher Realty Trust (REIT)	64,722
648	Global Indemnity plc*	13,530
601	Golub Capital BDC, Inc.	8,757
1,786	Government Properties Income Trust (REIT)	38,203
513	Great Southern Bancorp, Inc.	12,009
1,414	Greenlight Capital Re Ltd., Class A*	35,011
609	Hallmark Financial Services*	4,336
495	Hampton Roads Bankshares, Inc.*	693
3,851	Hancock Holding Co.	117,417
1,589	Hanmi Financial Corp.*	14,921
1,565	Harris & Harris Group, Inc.*	5,524
4,802	Hatteras Financial Corp. (REIT)	137,097
3,928	Healthcare Realty Trust, Inc. (REIT)	85,945
672	Heartland Financial USA, Inc.	12,768
2,468	Hercules Technology Growth Capital, Inc.	26,062
1,052	Heritage Commerce Corp.*	6,480
790	Heritage Financial Corp./WA	10,942
8,298	Hersha Hospitality Trust (REIT)	44,228
1,465	HFF, Inc., Class A*	19,162
3,640	Highwoods Properties, Inc. (REIT)	117,426
2,010	Hilltop Holdings, Inc.*	20,904
1,132	Home BancShares, Inc./AR	31,843
791	Home Federal Bancorp, Inc./ID	7,079
673	Home Loan Servicing Solutions Ltd.	9,005
2,424	Home Properties, Inc. (REIT)	145,295
220	HomeStreet, Inc.*	7,260
2,013	Horace Mann Educators Corp.	34,442
1,566	Hudson Pacific Properties, Inc. (REIT)	25,087
787	Hudson Valley Holding Corp.	13,143
1,491	Iberiabank Corp.	72,299
1,872	ICG Group, Inc.*	16,286
888	Imperial Holdings, Inc.*	3,623
409	Independence Holding Co.	3,701
1,082	Independent Bank Corp./MA	29,246
626	Infinity Property & Casualty Corp.	33,591
3,891	Inland Real Estate Corp. (REIT)	31,984
2,675	International Bancshares Corp.	49,407
705	INTL FCStone, Inc.*	12,887
5,823	Invesco Mortgage Capital, Inc. (REIT)	105,629
1,974	Investment Technology Group, Inc.*	18,714
2,336	Investors Bancorp, Inc.*	34,900
4,259	Investors Real Estate Trust (REIT)	30,281
4,134	iStar Financial, Inc. (REIT)*	23,440
765	JMP Group, Inc.	4,445
216	Kansas City Life Insurance Co.	6,735
1,667	KBW, Inc.	27,022
672	Kearny Financial Corp.	6,223
1,360	Kennedy-Wilson Holdings, Inc.	17,734
3,447	Kilroy Realty Corp. (REIT)	158,252
2,810	Kite Realty Group Trust (REIT)	13,319
5,065	Knight Capital Group, Inc., Class A*	63,667
965	Kohlberg Capital Corp.	5,491
5,372	Ladenburg Thalmann Financial Services, Inc.*	7,843
1,148	Lakeland Bancorp, Inc.	10,321
818	Lakeland Financial Corp.	21,014

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,294	LaSalle Hotel Properties (REIT)	$118,429
6,042	Lexington Realty Trust (REIT)	50,209
1,531	LTC Properties, Inc. (REIT)	49,405
2,551	Maiden Holdings Ltd.	20,765
1,158	Main Street Capital Corp.	26,877
1,016	MainSource Financial Group, Inc.	11,237
685	Manning & Napier, Inc.	9,515
1,448	MarketAxess Holdings, Inc.	46,756
437	Marlin Business Services Corp.	6,297
2,747	MB Financial, Inc.	55,792
3,889	MCG Capital Corp.	17,150
2,549	Meadowbrook Insurance Group, Inc.	22,661
911	Medallion Financial Corp.	9,402
6,781	Medical Properties Trust, Inc. (REIT)	61,029
561	Medley Capital Corp.	6,205
243	Merchants Bancshares, Inc.	6,430
443	Meridian Interstate Bancorp, Inc.*	5,825
699	Metro Bancorp, Inc.*	7,913
17,969	MFA Financial, Inc. (REIT)	136,924
9,471	MGIC Investment Corp.*	24,056
2,065	Mid-America Apartment Communities, Inc. (REIT)	139,160
386	MidSouth Bancorp, Inc.	5,087
894	Mission West Properties, Inc. (REIT)	7,519
1,981	Monmouth Real Estate Investment Corp., Class A (REIT)	20,107
2,922	Montpelier Re Holdings Ltd.	61,011
2,475	MPG Office Trust, Inc. (REIT)*	4,406
1,211	MVC Capital, Inc.	15,186
350	National Bankshares, Inc.	10,150
2,088	National Financial Partners Corp.*	27,770
1,231	National Health Investors, Inc. (REIT)	59,420
347	National Interstate Corp.	8,654
6,244	National Penn Bancshares, Inc.	55,634
5,271	National Retail Properties, Inc. (REIT)	139,629
111	National Western Life Insurance Co., Class A	14,033
549	Navigators Group, Inc. (The)*	26,599
1,738	NBT Bancorp, Inc.	34,534
1,301	Nelnet, Inc., Class A	30,365
1,333	Netspend Holdings, Inc.*	9,878
367	New Mountain Finance Corp.	5,211
7,428	Newcastle Investment Corp. (REIT)	49,322
1,377	NewStar Financial, Inc.*	15,395
1,091	NGP Capital Resources Co.	7,462
490	Nicholas Financial, Inc.	6,228
816	Northfield Bancorp, Inc./NJ	11,277
6,730	NorthStar Realty Finance Corp. (REIT)	34,861
4,921	Northwest Bancshares, Inc.	56,444
740	OceanFirst Financial Corp.	10,434
4,836	Ocwen Financial Corp.*	77,521
4,781	Old National Bancorp/IN	55,412
5,128	Omega Healthcare Investors, Inc. (REIT)	108,252
565	OmniAmerican Bancorp, Inc.*	11,176
560	One Liberty Properties, Inc. (REIT)	9,929
1,120	OneBeacon Insurance Group Ltd., Class A	14,638
521	Oppenheimer Holdings, Inc., Class A	7,304
2,081	Oriental Financial Group, Inc.	21,788
2,312	Oritani Financial Corp.	31,651
353	Orrstown Financial Services, Inc.	2,676
208	Pacific Capital Bancorp NA*	9,474
930	Pacific Continental Corp.	8,370
1,527	PacWest Bancorp	34,831
651	Park National Corp.	42,009
1,617	Park Sterling Corp.*	7,196
1,108	Parkway Properties, Inc./MD (REIT)	11,678
2,568	Pebblebrook Hotel Trust (REIT)	56,368
2,768	PennantPark Investment Corp.	26,988
194	Penns Woods Bancorp, Inc.	7,356
2,808	Pennsylvania Real Estate Investment Trust (REIT)	35,605
2,078	PennyMac Mortgage Investment Trust (REIT)	38,381
533	Peoples Bancorp, Inc./OH	10,004
2,839	PHH Corp.*	47,042
5,869	Phoenix Cos., Inc. (The)*	9,508
1,146	PICO Holdings, Inc.*	25,395
1,723	Pinnacle Financial Partners, Inc.*	29,394
798	Piper Jaffray Cos.*	17,484
1,784	Platinum Underwriters Holdings Ltd.	64,759
2,674	Post Properties, Inc. (REIT)	129,448
2,026	Potlatch Corp. (REIT)	58,065
1,094	Presidential Life Corp.	9,638
1,395	Primerica, Inc.	33,578
3,030	PrivateBancorp, Inc.	44,632
1,543	ProAssurance Corp.	136,000
6,149	Prospect Capital Corp.	66,225
2,366	Prosperity Bancshares, Inc.	101,076
3,051	Provident Financial Services, Inc.	42,561
1,920	Provident New York Bancorp	14,822
939	PS Business Parks, Inc. (REIT)	61,871
440	Pzena Investment Management, Inc., Class A	1,813
6,718	Radian Group, Inc.	16,661
2,517	RAIT Financial Trust (REIT)	10,244
2,319	Ramco-Gershenson Properties Trust (REIT)	27,619
3,964	Redwood Trust, Inc. (REIT)	48,004
1,264	Renasant Corp.	19,327
500	Republic Bancorp, Inc./KY, Class A	10,550
4,198	Resource Capital Corp. (REIT)	22,417
2,507	Retail Opportunity Investments Corp. (REIT)	30,134
920	RLI Corp.	61,309
1,389	RLJ Lodging Trust (REIT)	24,488
1,489	Rockville Financial, Inc.	16,751
379	Roma Financial Corp.	3,047
1,416	S&T Bancorp, Inc.	24,313
608	S.Y. Bancorp, Inc.	13,704
1,861	Sabra Health Care REIT, Inc. (REIT)	26,761
1,044	Safeguard Scientifics, Inc.*	15,817
637	Safety Insurance Group, Inc.	25,550
1,216	Sandy Spring Bancorp, Inc.	21,633
371	Saul Centers, Inc. (REIT)	14,899
761	SCBT Financial Corp.	25,790
1,010	SeaBright Holdings, Inc.	8,565
3,657	Seacoast Banking Corp. of Florida*	5,522
2,726	Selective Insurance Group, Inc.	46,069
600	Sierra Bancorp	5,394
2,325	Signature Bank/NY*	142,778

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
875	Simmons First National Corp., Class A	$20,808
1,841	Solar Capital Ltd.	40,079
391	Solar Senior Capital Ltd.	6,506
871	Southside Bancshares, Inc.	18,274
981	Southwest Bancorp, Inc./OK*	9,378
1,397	Sovran Self Storage, Inc. (REIT)	68,942
801	STAG Industrial, Inc. (REIT)	11,014
5,722	Starwood Property Trust, Inc. (REIT)	114,669
739	State Auto Financial Corp.	10,087
1,595	State Bank Financial Corp.*	26,876
1,160	StellarOne Corp.	14,013
1,561	Sterling Bancorp/NY	14,205
1,354	Sterling Financial Corp./WA*	24,264
918	Stewart Information Services Corp.	12,696
2,711	Stifel Financial Corp.*	86,183
9,595	Strategic Hotels & Resorts, Inc. (REIT)*	59,777
490	Suffolk Bancorp*	5,797
1,377	Summit Hotel Properties, Inc. (REIT)	10,975
2,008	Sun Bancorp, Inc./NJ*	4,699
1,335	Sun Communities, Inc. (REIT)	55,015
5,964	Sunstone Hotel Investors, Inc. (REIT)*	59,700
9,263	Susquehanna Bancshares, Inc.	89,203
2,164	SVB Financial Group*	129,104
1,471	SWS Group, Inc.	8,458
3,410	Symetra Financial Corp.	38,533
4,336	Tanger Factory Outlet Centers (REIT)	134,459
767	Taylor Capital Group, Inc.*	11,413
718	Tejon Ranch Co.*	19,128
672	Terreno Realty Corp. (REIT)	9,556
557	Territorial Bancorp, Inc.	11,937
1,878	Texas Capital Bancshares, Inc.*	72,829
467	THL Credit, Inc.	5,922
1,903	TICC Capital Corp.	18,021
457	Tompkins Financial Corp.	16,731
1,861	Tower Group, Inc.	36,531
1,268	TowneBank/VA	15,748
1,364	Triangle Capital Corp.	27,744
709	Trico Bancshares	10,883
4,694	TrustCo Bank Corp NY	24,315
3,229	Trustmark Corp.	78,852
10,583	Two Harbors Investment Corp. (REIT)	109,428
1,615	UMB Financial Corp.	78,764
654	UMH Properties, Inc. (REIT)	6,625
5,786	Umpqua Holdings Corp.	74,234
1,022	Union First Market Bankshares Corp.	14,267
2,533	United Bankshares, Inc./WV	64,895
2,098	United Community Banks, Inc./GA*	17,267
813	United Financial Bancorp, Inc.	11,203
1,087	United Fire Group, Inc.	23,099
599	Universal Health Realty Income Trust (REIT)	23,151
946	Universal Insurance Holdings, Inc.	3,311
846	Univest Corp. of Pennsylvania	13,553
1,163	Urstadt Biddle Properties, Inc., Class A (REIT)	20,701
1,758	ViewPoint Financial Group, Inc.	26,809
1,182	Virginia Commerce Bancorp, Inc.*	9,752
333	Virtus Investment Partners, Inc.*	23,603
542	Walker & Dunlop, Inc.*	6,358
1,302	Walter Investment Management Corp.	24,647
774	Washington Banking Co.	10,503
3,328	Washington Real Estate Investment Trust (REIT)	93,650
719	Washington Trust Bancorp, Inc.	16,940
3,636	Webster Financial Corp.	73,702
1,166	WesBanco, Inc.	23,705
785	West Bancorp., Inc.	7,285
973	West Coast Bancorp/OR*	18,292
1,457	Westamerica Bancorp.	65,142
3,499	Western Alliance Bancorp.*	30,511
1,343	Westfield Financial, Inc.	9,508
315	Westwood Holdings Group, Inc.	11,214
411	Whitestone REIT, Class B (REIT)	5,261
3,105	Wilshire Bancorp, Inc.*	15,556
1,448	Winthrop Realty Trust (REIT)	14,900
1,764	Wintrust Financial Corp.	59,994
759	World Acceptance Corp.*	51,946
324	WSFS Financial Corp.	12,046
207	Zillow, Inc.*	8,110
		13,269,585
	Health Care — 8.6%

1,136	Abaxis, Inc.*	37,193
1,598	Abiomed, Inc.*	32,487
2,019	Accretive Health, Inc.*	23,743
3,451	Accuray, Inc.*	21,638
2,394	Achillion Pharmaceuticals, Inc.*	17,189
1,992	Acorda Therapeutics, Inc.*	43,804
543	Acura Pharmaceuticals, Inc.*	1,531
461	Aegerion Pharmaceuticals, Inc.*	7,012
1,786	Affymax, Inc.*	25,254
3,558	Affymetrix, Inc.*	16,865
572	Air Methods Corp.*	52,138
2,830	Akorn, Inc.*	38,630
1,111	Albany Molecular Research, Inc.*	2,877
3,095	Align Technology, Inc.*	96,657
566	Alimera Sciences, Inc.*	1,551
4,812	Alkermes plc*	75,163
1,235	Alliance HealthCare Services, Inc.*	1,284
3,976	Allos Therapeutics, Inc.*	7,077
415	Almost Family, Inc.*	9,225
2,271	Alnylam Pharmaceuticals, Inc.*	23,255
2,721	Alphatec Holdings, Inc.*	4,490
1,068	AMAG Pharmaceuticals, Inc.*	14,984
1,487	Amedisys, Inc.*	16,312
1,064	Amicus Therapeutics, Inc.*	5,033
1,998	AMN Healthcare Services, Inc.*	11,988
1,085	Ampio Pharmaceuticals, Inc.*	3,505
1,578	Amsurg Corp.*	43,111
616	Anacor Pharmaceuticals, Inc.*	3,080
633	Analogic Corp.	41,740
1,260	AngioDynamics, Inc.*	15,170
4,425	Antares Pharma, Inc.*	12,036
1,062	Anthera Pharmaceuticals, Inc.*	2,092
1,165	Ardea Biosciences, Inc.*	37,222
9,302	Arena Pharmaceuticals, Inc.*	62,230
8,364	Ariad Pharmaceuticals, Inc.*	138,591
3,131	Arqule, Inc.*	18,598
4,498	Array BioPharma, Inc.*	14,618
1,378	ArthroCare Corp.*	36,076
986	Assisted Living Concepts, Inc., Class A	13,646

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,846	Astex Pharmaceuticals, Inc.*	$5,009
1,760	athenahealth, Inc.*	127,934
709	AtriCure, Inc.*	6,374
80	Atrion Corp.	16,070
2,414	Auxilium Pharmaceuticals, Inc.*	46,107
6,685	AVANIR Pharmaceuticals, Inc., Class A*	19,854
1,581	AVEO Pharmaceuticals, Inc.*	20,126
6,842	AVI BioPharma, Inc.*	4,446
1,201	Bacterin International Holdings, Inc.*	1,753
388	BG Medicine, Inc.*	2,076
1,599	BioCryst Pharmaceuticals, Inc.*	4,957
1,552	Biolase, Inc.*	3,694
969	BioMimetic Therapeutics, Inc.*	2,442
1,240	Bio-Reference Labs, Inc.*	23,845
5,529	BioSante Pharmaceuticals, Inc.*	2,516
2,054	BioScrip, Inc.*	13,885
250	BioSpecifics Technologies Corp.*	4,250
1,246	BioTime, Inc.*	5,009
2,502	Cadence Pharmaceuticals, Inc.*	6,881
1,485	Cambrex Corp.*	10,677
999	Cantel Medical Corp.	21,838
1,390	Capital Senior Living Corp.*	13,733
1,230	CardioNet, Inc.*	2,817
825	Cardiovascular Systems, Inc.*	7,458
11,436	Cell Therapeutics, Inc.*	10,289
2,885	Celldex Therapeutics, Inc.*	12,030
214	Cempra, Inc.*	1,658
2,522	Centene Corp.*	91,145
3,289	Cepheid, Inc.*	124,423
2,736	Cerus Corp.*	9,248
2,921	Chelsea Therapeutics International Ltd.*	3,914
1,003	Chemed Corp.	55,717
261	ChemoCentryx, Inc.*	3,659
573	Chindex International, Inc.*	5,398
1,430	Cleveland Biolabs, Inc.*	1,859
631	Clovis Oncology, Inc.*	11,238
1,239	Codexis, Inc.*	3,866
3,702	Columbia Laboratories, Inc.*	2,553
527	Complete Genomics, Inc.*	1,228
558	Computer Programs & Systems, Inc.	30,355
1,574	Conceptus, Inc.*	26,506
1,428	CONMED Corp.	38,256
2,187	Corcept Therapeutics, Inc.*	8,945
406	Cornerstone Therapeutics, Inc.*	2,192
313	Corvel Corp.*	13,907
1,402	Cross Country Healthcare, Inc.*	6,365
1,410	CryoLife, Inc.*	6,514
3,177	Cubist Pharmaceuticals, Inc.*	127,461
3,853	Curis, Inc.*	18,032
1,431	Cyberonics, Inc.*	55,165
488	Cynosure, Inc., Class A*	9,623
2,734	Cytori Therapeutics, Inc.*	6,069
2,425	Delcath Systems, Inc.*	3,613
2,709	Depomed, Inc.*	13,924
3,385	DexCom, Inc.*	36,389
4,072	Durect Corp.*	3,292
1,233	Dusa Pharmaceuticals, Inc.*	6,362
4,982	Dyax Corp.*	9,267
8,790	Dynavax Technologies Corp.*	33,138
474	DynaVox, Inc., Class A*	607
1,229	Emergent Biosolutions, Inc.*	17,722
1,542	Emeritus Corp.*	23,454
869	Endocyte, Inc.*	5,588
2,469	Endologix, Inc.*	33,554
823	Ensign Group, Inc. (The)	20,904
1,931	Enzo Biochem, Inc.*	3,514
1,899	Enzon Pharmaceuticals, Inc.*	12,211
334	Epocrates, Inc.*	2,532
2,476	eResearchTechnology, Inc.*	19,560
2,852	Exact Sciences Corp.*	28,178
429	Exactech, Inc.*	6,976
1,365	ExamWorks Group, Inc.*	15,384
7,490	Exelixis, Inc.*	34,679
2,118	Five Star Quality Care, Inc.*	6,566
325	Fluidigm Corp.*	4,524
499	Furiex Pharmaceuticals, Inc.*	10,000
858	Genomic Health, Inc.*	28,992
1,543	Gentiva Health Services, Inc.*	8,656
6,510	Geron Corp.*	8,528
1,176	Greatbatch, Inc.*	24,414
387	Greenway Medical Technologies, Inc.*	6,358
1,105	GTx, Inc.*	3,227
1,296	Haemonetics Corp.*	90,344
4,489	Halozyme Therapeutics, Inc.*	34,296
1,690	Hanger Orthopedic Group, Inc.*	36,453
2,624	Hansen Medical, Inc.*	6,193
1,162	Harvard Bioscience, Inc.*	4,160
4,801	HealthSouth Corp.*	91,891
914	HealthStream, Inc.*	19,304
1,714	Healthways, Inc.*	11,227
606	HeartWare International, Inc.*	49,310
523	Hi-Tech Pharmacal Co., Inc.*	15,109
4,278	HMS Holdings Corp.*	114,608
278	Horizon Pharma, Inc.*	1,112
613	ICU Medical, Inc.*	31,539
3,041	Idenix Pharmaceuticals, Inc.*	27,491
3,791	Immunogen, Inc.*	53,112
3,319	Immunomedics, Inc.*	11,019
3,295	Impax Laboratories, Inc.*	68,305
4,464	Incyte Corp.*	95,128
965	Infinity Pharmaceuticals, Inc.*	12,555
1,253	Insmed, Inc.*	3,533
2,320	Insulet Corp.*	42,734
988	Integra LifeSciences Holdings Corp.*	35,084
2,728	InterMune, Inc.*	28,453
1,447	Invacare Corp.	21,546
826	IPC The Hospitalist Co., Inc.*	28,902
898	IRIS International, Inc.*	9,573
2,718	Ironwood Pharmaceuticals, Inc.*	32,399
5,026	Isis Pharmaceuticals, Inc.*	49,707
1,618	ISTA Pharmaceuticals, Inc.*	14,708
1,114	Jazz Pharmaceuticals plc*	48,125
430	Kensey Nash Corp.	16,533
3,486	Keryx Biopharmaceuticals, Inc.*	6,135
2,623	Kindred Healthcare, Inc.*	21,692
2,599	K-V Pharmaceutical Co., Class A*	2,911
475	Landauer, Inc.	23,954
819	Lannett Co., Inc.*	3,317
9,305	Lexicon Pharmaceuticals, Inc.*	14,795
796	LHC Group, Inc.*	13,333
991	Ligand Pharmaceuticals, Inc., Class B*	12,417
1,907	Luminex Corp.*	42,240
1,437	Magellan Health Services, Inc.*	60,598
1,614	MAKO Surgical Corp.*	36,654
4,989	MannKind Corp.*	9,080

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,103	MAP Pharmaceuticals, Inc.*	$12,982
2,651	Masimo Corp.*	49,865
1,418	Maxygen, Inc.*	8,210
2,405	MedAssets, Inc.*	27,225
827	Medical Action Industries, Inc.*	3,564
2,720	Medicines Co. (The)*	59,786
3,116	Medicis Pharmaceutical Corp., Class A	112,488
1,062	Medidata Solutions, Inc.*	30,012
1,582	Medivation, Inc.*	133,252
382	Medtox Scientific, Inc.*	7,720
2,814	Merge Healthcare, Inc.*	6,613
2,069	Meridian Bioscience, Inc.	39,187
2,114	Merit Medical Systems, Inc.*	27,482
1,718	Metabolix, Inc.*	3,436
2,136	Metropolitan Health Networks, Inc.*	18,583
1,689	MModal, Inc.*	21,231
1,416	Molina Healthcare, Inc.*	36,122
2,328	Momenta Pharmaceuticals, Inc.*	32,103
633	MWI Veterinary Supply, Inc.*	58,837
2,160	Nabi Biopharmaceuticals*	3,326
517	National Healthcare Corp.	22,133
92	National Research Corp.	3,953
1,464	Natus Medical, Inc.*	16,397
4,776	Navidea Biopharmaceuticals, Inc.*	12,895
5,757	Nektar Therapeutics*	38,572
1,170	Neogen Corp.*	45,560
2,946	NeoStem, Inc.*	1,250
2,919	Neurocrine Biosciences, Inc.*	19,528
351	NewLink Genetics Corp.*	4,479
5,258	Novavax, Inc.*	6,678
4,340	NPS Pharmaceuticals, Inc.*	34,243
2,132	NuVasive, Inc.*	42,128
2,252	NxStage Medical, Inc.*	34,208
979	Nymox Pharmaceutical Corp.*	7,147
935	Obagi Medical Products, Inc.*	11,585
1,671	Omnicell, Inc.*	21,873
734	OncoGenex Pharmaceutical, Inc.*	9,219
2,883	Oncothyreon, Inc.*	10,465
3,197	Onyx Pharmaceuticals, Inc.*	146,359
5,495	Opko Health, Inc.*	25,277
2,339	Optimer Pharmaceuticals, Inc.*	34,945
2,356	OraSure Technologies, Inc.*	24,385
2,291	Orexigen Therapeutics, Inc.*	7,652
911	Orthofix International N.V.*	34,527
841	Osiris Therapeutics, Inc.*	5,324
3,217	Owens & Minor, Inc.	91,588
1,712	Pacific Biosciences of California, Inc.*	4,040
449	Pacira Pharmaceuticals, Inc.*	4,768
1,861	Pain Therapeutics, Inc.*	6,979
959	Palomar Medical Technologies, Inc.*	7,979
1,827	Par Pharmaceutical Cos., Inc.*	65,480
2,971	PAREXEL International Corp.*	79,504
7,049	PDL BioPharma, Inc.	45,748
4,990	Peregrine Pharmaceuticals, Inc.*	2,778
213	Pernix Therapeutics Holdings*	1,378
2,317	Pharmacyclics, Inc.*	72,800
1,799	PharmAthene, Inc.*	2,195
1,482	PharMerica Corp.*	14,716
1,336	Pozen, Inc.*	9,258
1,481	Progenics Pharmaceuticals, Inc.*	12,825
654	Providence Service Corp. (The)*	8,698
2,588	PSS World Medical, Inc.*	52,355
1,955	Quality Systems, Inc.	55,933
2,680	Questcor Pharmaceuticals, Inc.*	110,952
1,438	Quidel Corp.*	22,605
1,539	RadNet, Inc.*	3,694
2,375	Raptor Pharmaceutical Corp.*	12,754
3,461	Rigel Pharmaceuticals, Inc.*	25,715
810	Rockwell Medical Technologies, Inc.*	6,893
2,784	RTI Biologics, Inc.*	9,995
336	Sagent Pharmaceuticals, Inc.*	5,359
2,947	Salix Pharmaceuticals Ltd.*	152,684
2,640	Sangamo Biosciences, Inc.*	11,722
2,689	Santarus, Inc.*	17,909
3,585	Savient Pharmaceuticals, Inc.*	2,597
1,744	Sciclone Pharmaceuticals, Inc.*	10,987
4,869	Seattle Genetics, Inc.*	94,848
2,094	Select Medical Holdings Corp.*	19,349
5,768	Sequenom, Inc.*	22,091
1,736	SIGA Technologies, Inc.*	4,010
977	Skilled Healthcare Group, Inc., Class A*	5,383
3,058	Solta Medical, Inc.*	7,981
1,683	Spectranetics Corp. (The)*	16,611
2,897	Spectrum Pharmaceuticals, Inc.*	33,576
1,794	Staar Surgical Co.*	15,231
2,226	Stereotaxis, Inc.*	556
2,989	STERIS Corp.	89,252
640	Sucampo Pharmaceuticals, Inc., Class A*	4,691
1,266	Sun Healthcare Group, Inc.*	6,140
1,435	Sunesis Pharmaceuticals, Inc.*	4,176
2,897	Sunrise Senior Living, Inc.*	17,440
770	SurModics, Inc.*	10,726
1,836	Symmetry Medical, Inc.*	14,211
1,123	Synergetics USA, Inc.*	4,020
1,343	Synta Pharmaceuticals Corp.*	6,460
1,390	Targacept, Inc.*	5,769
1,345	Team Health Holdings, Inc.*	30,585
3,480	Theravance, Inc.*	72,001
532	Tornier N.V.*	10,507
358	Transcept Pharmaceuticals, Inc.*	2,535
997	Triple-S Management Corp., Class B*	17,308
522	Trius Therapeutics, Inc.*	2,678
596	U.S. Physical Therapy, Inc.	14,483
3,257	Unilife Corp.*	13,582
1,629	Universal American Corp.*	16,013
1,043	Uroplasty, Inc.*	4,840
1,418	Vanda Pharmaceuticals, Inc.*	6,027
1,540	Vanguard Health Systems, Inc.*	11,858
855	Vascular Solutions, Inc.*	9,730
319	Verastem, Inc.*	3,203
4,300	Vical, Inc.*	12,556
3,571	ViroPharma, Inc.*	71,920
4,944	Vivus, Inc.*	122,562
2,631	Volcano Corp.*	75,220
2,148	WellCare Health Plans, Inc.*	121,298
1,690	West Pharmaceutical Services, Inc.	80,782
1,969	Wright Medical Group, Inc.*	38,967
1,784	XenoPort, Inc.*	10,490
285	Young Innovations, Inc.	9,892
4,307	Zalicus, Inc.*	4,092
372	ZELTIQ Aesthetics, Inc.*	1,667
3,382	ZIOPHARM Oncology, Inc.*	17,383
1,067	Zogenix, Inc.*	1,921
		7,286,468

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Industrials — 10.4%

1,919	A. O. Smith Corp.	$88,581
483	A.T. Cross Co., Class A*	4,893
4,456	A123 Systems, Inc.*	4,545
948	AAON, Inc.	17,766
2,005	AAR Corp.	24,160
2,676	ABM Industries, Inc.	57,454
2,159	Acacia Research Corp.*	75,068
5,608	ACCO Brands Corp.*	51,145
2,041	Accuride Corp.*	12,083
1,343	Aceto Corp.	11,456
4,037	Active Power, Inc.*	3,190
3,462	Actuant Corp., Class A	90,601
2,186	Acuity Brands, Inc.	119,137
841	Advisory Board Co. (The)*	81,468
1,993	Aegion Corp.*	31,430
853	Aerovironment, Inc.*	19,005
2,717	Air Transport Services Group, Inc.*	13,775
2,771	Aircastle Ltd.	30,786
337	Alamo Group, Inc.	10,437
3,616	Alaska Air Group, Inc.*	124,029
1,395	Albany International Corp., Class A	25,445
746	Allegiant Travel Co.*	48,378
1,356	Altra Holdings, Inc.*	22,740
437	Amerco, Inc.	36,760
941	Ameresco, Inc., Class A*	10,116
491	American Railcar Industries, Inc.*	10,385
1,869	American Reprographics Co.*	9,663
458	American Science & Engineering, Inc.	22,190
2,254	American Superconductor Corp.*	8,881
473	American Woodmark Corp.	7,998
430	Ampco-Pittsburgh Corp.	6,678
1,417	Apogee Enterprises, Inc.	20,943
2,138	Applied Industrial Technologies, Inc.	80,624
397	Argan, Inc.	5,272
1,283	Arkansas Best Corp.	16,230
1,006	Astec Industries, Inc.*	27,615
519	Astronics Corp.*	13,245
1,326	Atlas Air Worldwide Holdings, Inc.*	60,227
5,298	Avis Budget Group, Inc.*	78,675
633	AZZ, Inc.	33,948
823	Baltic Trading Ltd.	3,045
2,748	Barnes Group, Inc.	63,946
263	Barrett Business Services, Inc.	5,194
2,320	Beacon Roofing Supply, Inc.*	57,652
2,391	Belden, Inc.	74,719
2,455	Blount International, Inc.*	33,437
2,397	Brady Corp., Class A	65,774
2,545	Briggs & Stratton Corp.	43,011
2,356	Brink’s Co. (The)	53,646
7,051	Broadwind Energy, Inc.*	2,115
2,295	Builders FirstSource, Inc.*	9,088
610	CAI International, Inc.*	11,309
13,428	Capstone Turbine Corp.*	13,831
462	Cascade Corp.	23,082
1,278	Casella Waste Systems, Inc., Class A*	6,467
1,989	CBIZ, Inc.*	11,218
642	CDI Corp.	10,773
1,012	Celadon Group, Inc.	16,303
2,779	Cenveo, Inc.*	5,780
1,256	Ceradyne, Inc.	31,639
1,482	Chart Industries, Inc.*	92,566
870	CIRCOR International, Inc.	28,005
2,544	CLARCOR, Inc.	124,147
2,364	Clean Harbors, Inc.*	146,733
422	Coleman Cable, Inc.	3,629
2,607	Colfax Corp.*	73,856
972	Columbus McKinnon Corp.*	15,008
1,913	Comfort Systems USA, Inc.	17,370
1,452	Commercial Vehicle Group, Inc.*	12,676
58	Compx International, Inc.	754
426	Consolidated Graphics, Inc.*	12,426
1,742	Corporate Executive Board Co. (The)	63,304
520	Courier Corp.	5,684
422	Covenant Transportation Group, Inc., Class A*	1,591
547	CRA International, Inc.*	10,289
797	Cubic Corp.	34,590
2,343	Curtiss-Wright Corp.	71,204
2,595	Deluxe Corp.	59,996
1,779	DigitalGlobe, Inc.*	28,749
1,533	Dolan Co. (The)*	10,992
1,460	Dollar Thrifty Automotive Group, Inc.*	119,107
941	Douglas Dynamics, Inc.	12,026
532	Ducommun, Inc.*	4,804
438	DXP Enterprises, Inc.*	20,586
1,777	Dycom Industries, Inc.*	34,794
673	Dynamic Materials Corp.	11,360
790	Eagle Bulk Shipping, Inc.*	2,376
568	Echo Global Logistics, Inc.*	9,662
3,373	EMCOR Group, Inc.	92,252
814	Encore Capital Group, Inc.*	19,731
936	Encore Wire Corp.	23,409
2,310	Energy Recovery, Inc.*	5,174
4,027	EnergySolutions, Inc.*	14,175
1,251	EnerNOC, Inc.*	7,906
2,407	EnerSys*	79,383
1,314	Ennis, Inc.	18,685
1,043	EnPro Industries, Inc.*	40,176
1,343	ESCO Technologies, Inc.	46,871
864	Essex Rental Corp.*	2,791
1,538	Esterline Technologies Corp.*	99,339
2,307	Excel Maritime Carriers Ltd.*	1,733
668	Exponent, Inc.*	31,543
3,135	Federal Signal Corp.*	15,612
2,389	Flow International Corp.*	7,048
1,483	Forward Air Corp.	47,056
673	Franklin Covey Co.*	6,212
1,174	Franklin Electric Co., Inc.	57,432
603	FreightCar America, Inc.	11,957
2,122	FTI Consulting, Inc.*	66,992
920	Fuel Tech, Inc.*	3,689
8,128	FuelCell Energy, Inc.*	10,973
1,865	Furmanite Corp.*	8,579
944	G&K Services, Inc., Class A	27,546
1,817	Genco Shipping & Trading Ltd.*	5,669
2,962	GenCorp, Inc.*	18,127
1,258	Generac Holdings, Inc.*	31,135
2,000	Genesee & Wyoming, Inc., Class A*	100,220
3,087	Geo Group, Inc. (The)*	67,173
1,119	GeoEye, Inc.*	21,440
1,534	Gibraltar Industries, Inc.*	15,677
867	Global Power Equipment Group, Inc.*	15,979

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
768	Gorman-Rupp Co. (The)	$21,512
749	GP Strategies Corp.*	11,804
497	Graham Corp.	9,572
1,950	Granite Construction, Inc.	44,694
2,968	Great Lakes Dredge & Dock Corp.	19,292
996	Greenbrier Cos., Inc.*	13,785
2,406	Griffon Corp.	19,272
1,442	H&E Equipment Services, Inc.*	22,885
2,544	Hawaiian Holdings, Inc.*	14,704
3,350	Healthcare Services Group, Inc.	65,493
2,545	Heartland Express, Inc.	36,241
2,632	HEICO Corp.	109,660
898	Heidrick & Struggles International, Inc.	14,745
283	Heritage-Crystal Clean, Inc.*	5,535
2,891	Herman Miller, Inc.	53,426
4,943	Hexcel Corp.*	120,510
1,265	Hill International, Inc.*	3,858
2,257	HNI Corp.	52,159
896	Houston Wire & Cable Co.	10,214
1,858	Hub Group, Inc., Class A*	64,956
1,655	Hudson Global, Inc.*	6,537
325	Hurco Cos., Inc.*	7,170
1,120	Huron Consulting Group, Inc.*	35,011
992	ICF International, Inc.*	22,320
2,611	II-VI, Inc.*	49,348
1,301	InnerWorkings, Inc.*	15,339
1,156	Insperity, Inc.	29,027
889	Insteel Industries, Inc.	8,117
2,658	Interface, Inc.	33,730
1,595	Interline Brands, Inc.*	39,987
274	International Shipholding Corp.	4,929
488	Intersections, Inc.	5,578
12,436	JetBlue Airways Corp.*	65,040
1,445	John Bean Technologies Corp.	20,129
588	Kadant, Inc.*	13,348
1,326	Kaman Corp.	38,785
1,645	Kaydon Corp.	36,700
1,345	Kelly Services, Inc., Class A	15,723
930	KEYW Holding Corp. (The)*	8,575
1,498	Kforce, Inc.*	19,968
1,581	Kimball International, Inc., Class B	10,877
3,079	Knight Transportation, Inc.	51,604
2,414	Knoll, Inc.	32,034
2,370	Korn/Ferry International*	32,232
2,024	Kratos Defense & Security Solutions, Inc.*	10,950
454	L.B. Foster Co., Class A	12,549
176	Lawson Products, Inc.	1,727
991	Layne Christensen Co.*	18,581
634	Lindsay Corp.	35,282
462	LMI Aerospace, Inc.*	7,253
983	LSI Industries, Inc.	6,016
866	Lydall, Inc.*	10,782
784	Marten Transport Ltd.	16,048
2,858	MasTec, Inc.*	46,728
1,226	McGrath RentCorp	30,956
4,767	Meritor, Inc.*	25,789
2,025	Metalico, Inc.*	5,123
740	Met-Pro Corp.	7,015
422	Michael Baker Corp.*	9,727
946	Middleby Corp.*	96,747
566	Miller Industries, Inc.	8,218
1,371	Mine Safety Appliances Co.	56,321
743	Mistras Group, Inc.*	16,747
1,855	Mobile Mini, Inc.*	25,488
2,292	Moog, Inc., Class A*	87,142
1,910	Mueller Industries, Inc.	81,137
7,847	Mueller Water Products, Inc., Class A	27,386
575	Multi-Color Corp.	10,655
1,016	MYR Group, Inc.*	15,453
294	NACCO Industries, Inc., Class A	30,849
242	National Presto Industries, Inc.	16,229
2,603	Navigant Consulting, Inc.*	31,158
996	NCI Building Systems, Inc.*	9,681
336	NL Industries, Inc.	4,106
848	NN, Inc.*	6,547
470	Northwest Pipe Co.*	9,574
3,674	Odyssey Marine Exploration, Inc.*	11,867
2,394	Old Dominion Freight Line, Inc.*	104,283
139	Omega Flex, Inc.*	1,533
1,866	On Assignment, Inc.*	31,088
2,949	Orbital Sciences Corp.*	32,999
1,363	Orion Marine Group, Inc.*	9,105
1,766	Pacer International, Inc.*	9,960
421	Park-Ohio Holdings Corp.*	7,767
311	Patriot Transportation Holding, Inc.*	6,385
7,629	Pendrell Corp.*	8,850
820	Pike Electric Corp.*	5,920
1,043	PMFG, Inc.*	7,969
863	Portfolio Recovery Associates, Inc.*	59,642
445	Powell Industries, Inc.*	16,367
950	PowerSecure International, Inc.*	3,943
123	Preformed Line Products Co.	6,849
1,347	Primoris Services Corp.	16,151
250	Proto Labs, Inc.*	9,222
1,274	Quad/Graphics, Inc.	16,103
853	Quality Distribution, Inc.*	9,059
1,913	Quanex Building Products Corp.	31,584
1,077	RailAmerica, Inc.*	25,654
912	Raven Industries, Inc.	60,757
1,106	RBC Bearings, Inc.*	51,318
2,432	Republic Airways Holdings, Inc.*	13,181
2,177	Resources Connection, Inc.	26,124
459	Roadrunner Transportation Systems, Inc.*	7,711
1,990	Robbins & Myers, Inc.	90,724
3,207	Rollins, Inc.	68,117
507	RPX Corp.*	6,758
1,635	Rush Enterprises, Inc., Class A*	27,092
804	Saia, Inc.*	17,391
5,546	Satcon Technology Corp.*	1,897
584	Sauer-Danfoss, Inc.	21,100
595	Schawk, Inc.	6,634
16	Seaboard Corp.*	31,781
558	SeaCube Container Leasing Ltd.	10,167
2,099	Simpson Manufacturing Co., Inc.	58,331
2,669	SkyWest, Inc.	18,816
787	Spirit Airlines, Inc.*	16,220
799	Standard Parking Corp.*	15,189
630	Standex International Corp.	25,635
4,014	Steelcase, Inc., Class A	35,203
831	Sterling Construction Co., Inc.*	7,479
1,012	Sun Hydraulics Corp.	23,610
3,998	Swift Transportation Co.*	42,419
4,270	Swisher Hygiene, Inc.*	8,497
2,002	Sykes Enterprises, Inc.*	30,130
1,109	TAL International Group, Inc.	36,275
2,805	Taser International, Inc.*	15,091
982	Team, Inc.*	26,200

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
933	Tecumseh Products Co., Class A*	$4,385
1,854	Teledyne Technologies, Inc.*	110,461
966	Tennant Co.	40,765
3,146	Tetra Tech, Inc.*	78,619
575	Textainer Group Holdings Ltd.	18,900
505	Thermon Group Holdings, Inc.*	10,257
2,123	Titan International, Inc.	47,555
778	Titan Machinery, Inc.*	24,001
650	TMS International Corp., Class A*	7,215
895	TRC Cos., Inc.*	5,397
785	Trex Co., Inc.*	22,843
1,477	Trimas Corp.*	29,555
1,898	Triumph Group, Inc.	113,576
2,023	TrueBlue, Inc.*	30,244
1,574	Tutor Perini Corp.*	17,692
427	Twin Disc, Inc.	8,139
1,077	Ultrapetrol (Bahamas) Ltd.*	1,540
715	UniFirst Corp.	40,912
4,106	United Rentals, Inc.*	141,862
2,153	United Stationers, Inc.	54,363
554	UniTek Global Services, Inc.*	1,523
985	Universal Forest Products, Inc.	37,085
277	Universal Truckload Services, Inc.	3,640
8,176	US Airways Group, Inc.*	108,087
924	US Ecology, Inc.	15,902
3,604	USG Corp.*	55,574
3,645	Valence Technology, Inc.*	2,697
1,028	Viad Corp.	18,206
989	Vicor Corp.	5,954
208	VSE Corp.	5,106
3,457	Wabash National Corp.*	24,061
1,419	Watsco, Inc.	104,453
1,519	Watts Water Technologies, Inc., Class A	50,203
2,212	Werner Enterprises, Inc.	53,840
1,060	Wesco Aircraft Holdings, Inc.*	14,702
3,103	Woodward, Inc.	117,014
555	Xerium Technologies, Inc.*	1,998
517	Zipcar, Inc.*	5,558
		8,769,439
	Information Technology — 10.8%

2,115	3D Systems Corp.*	64,296
2,795	Accelrys, Inc.*	21,801
1,973	ACI Worldwide, Inc.*	75,349
677	Active Network, Inc. (The)*	9,505
1,920	Actuate Corp.*	12,826
4,095	Acxiom Corp.*	57,617
3,264	ADTRAN, Inc.	95,407
2,026	Advanced Energy Industries, Inc.*	27,655
1,656	Advent Software, Inc.*	43,205
1,001	Aeroflex Holding Corp.*	6,476
857	Agilysys, Inc.*	6,239
741	Alpha & Omega Semiconductor Ltd.*	6,647
1,146	American Software, Inc., Class A	9,122
4,537	Amkor Technology, Inc.*	21,460
483	Amtech Systems, Inc.*	2,183
3,403	ANADIGICS, Inc.*	6,772
763	Anaren, Inc.*	14,741
1,513	Ancestry.com, Inc.*	32,590
513	Angie’s List, Inc.*	6,551
1,463	Anixter International, Inc.	84,137
3,198	Applied Micro Circuits Corp.*	17,077
5,808	Arris Group, Inc.*	71,613
4,531	Aruba Networks, Inc.*	59,537
4,270	Aspen Technology, Inc.*	94,367
1,597	ATMI, Inc.*	31,956
404	AVG Technologies NV*	5,498
3,059	Aviat Networks, Inc.*	7,923
1,495	Avid Technology, Inc.*	10,674
5,354	Axcelis Technologies, Inc.*	5,943
1,614	AXT, Inc.*	6,214
760	Badger Meter, Inc.	27,444
1,160	Bankrate, Inc.*	20,161
550	Bazaarvoice, Inc.*	9,510
531	Bel Fuse, Inc., Class B	8,645
2,910	Benchmark Electronics, Inc.*	39,401
907	Black Box Corp.	20,299
2,246	Blackbaud, Inc.	58,059
1,813	Bottomline Technologies, Inc.*	32,416
290	Brightcove, Inc.*	3,677
3,442	Brightpoint, Inc.*	16,763
1,138	BroadSoft, Inc.*	31,079
3,338	Brooks Automation, Inc.	31,277
1,187	Cabot Microelectronics Corp.	37,201
1,333	CACI International, Inc., Class A*	57,052
2,007	Calix, Inc.*	16,116
1,513	Callidus Software, Inc.*	7,550
363	Carbonite, Inc.*	2,799
2,173	Cardtronics, Inc.*	60,887
468	Cass Information Systems, Inc.	17,236
2,444	Cavium, Inc.*	59,169
1,163	CEVA, Inc.*	20,213
2,023	Checkpoint Systems, Inc.*	15,800
3,227	CIBER, Inc.*	11,553
3,342	Cirrus Logic, Inc.*	95,982
2,092	Cognex Corp.	73,199
1,191	Coherent, Inc.*	52,571
1,213	Cohu, Inc.	11,329
336	Communications Systems, Inc.	3,575
2,222	CommVault Systems, Inc.*	104,145
763	Computer Task Group, Inc.*	9,286
1,609	comScore, Inc.*	29,203
960	Comtech Telecommunications Corp.	27,725
2,253	Concur Technologies, Inc.*	139,348
1,487	Constant Contact, Inc.*	30,112
5,309	Convergys Corp.*	74,061
576	Cornerstone OnDemand, Inc.*	11,549
1,310	CoStar Group, Inc.*	96,796
1,826	Cray, Inc.*	19,502
1,747	CSG Systems International, Inc.*	28,826
1,732	CTS Corp.	16,246
1,540	Cymer, Inc.*	83,422
1,747	Daktronics, Inc.	11,443
762	DDi Corp.	9,898
2,075	DealerTrack Holdings, Inc.*	56,648
1,120	Deltek, Inc.*	11,749
399	Demand Media, Inc.*	3,655
780	Dialogic, Inc.*	735
2,444	Dice Holdings, Inc.*	24,025
1,279	Digi International, Inc.*	11,562
316	Digimarc Corp.	7,767
1,884	Digital River, Inc.*	27,506
1,782	Diodes, Inc.*	34,874
2,851	Dot Hill Systems Corp.*	3,507
1,116	DSP Group, Inc.*	6,997
833	DTS, Inc.*	23,016
451	Dynamics Research Corp.*	2,819
5,552	EarthLink, Inc.	44,805
1,454	Ebix, Inc.	25,300

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,772	Echelon Corp.*	$6,255
948	Electro Rent Corp.	13,120
1,140	Electro Scientific Industries, Inc.	12,574
2,356	Electronics for Imaging, Inc.*	34,727
426	Ellie Mae, Inc.*	6,923
940	eMagin Corp.*	2,923
1,114	Emcore Corp.*	4,567
4,429	Emulex Corp.*	29,763
6,780	Entegris, Inc.*	52,274
4,324	Entropic Communications, Inc.*	17,382
966	Envestnet, Inc.*	11,457
185	EPAM Systems, Inc.*	3,238
1,585	EPIQ Systems, Inc.	17,483
184	ePlus, Inc.*	5,783
2,584	Euronet Worldwide, Inc.*	46,486
1,847	Exar Corp.*	14,499
861	ExlService Holdings, Inc.*	18,658
4,647	Extreme Networks*	17,333
1,030	Fabrinet*	12,010
1,802	Fair Isaac Corp.	73,269
1,550	FalconStor Software, Inc.*	4,154
825	FARO Technologies, Inc.*	38,057
1,953	FEI Co.*	89,389
4,523	Finisar Corp.*	64,905
2,556	FormFactor, Inc.*	15,310
743	Forrester Research, Inc.	23,984
294	FriendFinder Networks, Inc.*	329
1,953	FSI International, Inc.*	6,796
3,255	Global Cash Access Holdings, Inc.*	22,948
1,132	Globecomm Systems, Inc.*	11,999
2,533	Glu Mobile, Inc.*	11,702
1,304	GSI Group, Inc.*	15,139
1,018	GSI Technology, Inc.*	4,174
5,970	GT Advanced Technologies, Inc.*	25,074
689	Guidance Software, Inc.*	5,650
447	Guidewire Software, Inc.*	11,582
1,140	Hackett Group, Inc. (The)*	5,882
5,793	Harmonic, Inc.*	25,431
1,945	Heartland Payment Systems, Inc.	56,755
1,544	Higher One Holdings, Inc.*	19,624
1,581	Hittite Microwave Corp.*	77,912
1,953	Identive Group, Inc.*	2,480
1,561	iGATE Corp.*	25,585
1,516	Imation Corp.*	8,611
1,440	Immersion Corp.*	8,078
278	Imperva, Inc.*	7,147
5,276	Infinera Corp.*	33,819
1,990	InfoSpace, Inc.*	25,392
1,090	Inphi Corp.*	9,058
2,214	Insight Enterprises, Inc.*	32,966
7,478	Integrated Device Technology, Inc.*	41,054
1,351	Integrated Silicon Solution, Inc.*	12,645
719	Interactive Intelligence Group, Inc.*	18,550
2,289	InterDigital, Inc.	56,515
2,997	Intermec, Inc.*	17,712
487	Intermolecular, Inc.*	3,156
2,637	Internap Network Services Corp.*	18,802
1,153	Intevac, Inc.*	8,705
1,613	IntraLinks Holdings, Inc.*	6,452
505	InvenSense, Inc.*	5,020
1,949	Ixia*	20,620
1,219	IXYS Corp.*	12,629
2,321	j2 Global, Inc.	56,145
4,357	Jack Henry & Associates, Inc.	143,825
2,135	JDA Software Group, Inc.*	59,097
780	Jive Software, Inc.*	13,065
2,228	Kemet Corp.*	12,811
1,333	Kenexa Corp.*	38,884
739	Keynote Systems, Inc.	10,679
1,941	KIT Digital, Inc.*	6,328
3,424	Kopin Corp.*	10,512
3,634	Kulicke & Soffa Industries, Inc.*	38,230
751	KVH Industries, Inc.*	7,225
5,945	Lattice Semiconductor Corp.*	27,169
828	LeCroy Corp.*	11,749
3,186	Limelight Networks, Inc.*	8,666
3,108	Lionbridge Technologies, Inc.*	9,355
1,003	Liquidity Services, Inc.*	64,082
1,088	Littelfuse, Inc.	62,604
2,658	LivePerson, Inc.*	45,877
1,028	LogMeIn, Inc.*	32,947
552	Loral Space & Communications, Inc.	33,286
2,496	LTX-Credence Corp.*	17,722
1,031	Manhattan Associates, Inc.*	48,973
1,176	Mantech International Corp., Class A	25,637
1,078	Marchex, Inc., Class B	3,859
1,751	MAXIMUS, Inc.	79,688
807	MaxLinear, Inc., Class A*	3,615
1,410	Maxwell Technologies, Inc.*	9,771
755	Measurement Specialties, Inc.*	24,666
4,859	Mentor Graphics Corp.*	68,512
1,523	Mercury Computer Systems, Inc.*	18,048
544	Meru Networks, Inc.*	843
1,864	Methode Electronics, Inc.	13,999
2,544	Micrel, Inc.	24,906
4,360	Microsemi Corp.*	76,998
403	MicroStrategy, Inc., Class A*	49,158
776	Microvision, Inc.*	2,056
1,824	Mindspeed Technologies, Inc.*	5,654
2,652	MIPS Technologies, Inc.*	16,946
2,638	MKS Instruments, Inc.	68,984
2,210	ModusLink Global Solutions, Inc.*	9,923
528	MoneyGram International, Inc.*	7,355
1,512	Monolithic Power Systems, Inc.*	28,410
1,805	Monotype Imaging Holdings, Inc.*	24,729
1,647	MoSys, Inc.*	4,957
1,868	Motricity, Inc.*	1,196
2,003	Move, Inc.*	16,565
787	MTS Systems Corp.	30,425
456	Multi-Fineline Electronix, Inc.*	11,295
1,016	Nanometrics, Inc.*	15,779
336	NCI, Inc., Class A*	1,435
437	NeoPhotonics Corp.*	1,796
1,847	NETGEAR, Inc.*	57,977
1,885	Netscout Systems, Inc.*	37,794
1,444	NetSuite, Inc.*	67,752
1,891	Newport Corp.*	22,484
3,228	NIC, Inc.	35,088
1,617	Novatel Wireless, Inc.*	3,347
482	Numerex Corp., Class A*	4,396
241	NVE Corp.*	12,530
2,547	Oclaro, Inc.*	6,495
3,319	OCZ Technology Group, Inc.*	14,869
2,641	OmniVision Technologies, Inc.*	42,731
1,188	OpenTable, Inc.*	47,187
986	Oplink Communications, Inc.*	12,641
726	OPNET Technologies, Inc.	18,128
2,205	Opnext, Inc.*	2,271
961	OSI Systems, Inc.*	61,331
6,011	Parametric Technology Corp.*	121,422

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,046	Park Electrochemical Corp.	$24,539
470	PC Connection, Inc.	4,221
1,181	PDF Solutions, Inc.*	10,452
839	Pegasystems, Inc.	26,001
1,219	Perficient, Inc.*	13,811
1,192	Pericom Semiconductor Corp.*	9,369
2,967	Photronics, Inc.*	17,802
2,196	Plantronics, Inc.	66,078
1,794	Plexus Corp.*	50,232
2,247	PLX Technology, Inc.*	14,224
1,455	Power Integrations, Inc.	59,379
3,436	Power-One, Inc.*	14,259
1,598	Powerwave Technologies, Inc.*	1,402
986	PRGX Global, Inc.*	6,636
969	Procera Networks, Inc.*	20,252
3,129	Progress Software Corp.*	60,139
1,085	PROS Holdings, Inc.*	16,308
2,099	Pulse Electronics Corp.	4,114
332	QAD, Inc., Class A*	4,113
3,745	QLIK Technologies, Inc.*	85,124
11,375	Quantum Corp.*	22,181
345	Quepasa Corp.*	1,011
2,864	Quest Software, Inc.*	71,600
1,309	QuinStreet, Inc.*	10,616
980	Radisys Corp.*	5,723
4,955	Rambus, Inc.*	23,834
2,072	RealD, Inc.*	24,802
1,065	RealNetworks, Inc.	9,425
1,616	RealPage, Inc.*	28,846
478	Responsys, Inc.*	4,909
13,935	RF Micro Devices, Inc.*	52,535
712	Richardson Electronics Ltd.	8,224
479	Rimage Corp.	3,679
1,435	Rofin-Sinar Technologies, Inc.*	28,485
806	Rogers Corp.*	32,490
554	Rosetta Stone, Inc.*	7,645
885	Rubicon Technology, Inc.*	7,806
1,597	Rudolph Technologies, Inc.*	13,766
1,503	Saba Software, Inc.*	12,550
4,063	Sanmina-SCI Corp.*	28,888
5,513	Sapient Corp.	60,643
1,363	ScanSource, Inc.*	40,849
622	SciQuest, Inc.*	9,790
1,334	Seachange International, Inc.*	10,792
3,293	Semtech Corp.*	79,328
530	ServiceSource International, Inc.*	6,360
2,380	ShoreTel, Inc.*	9,972
1,605	Sigma Designs, Inc.*	9,598
1,564	Silicon Graphics International Corp.*	9,212
4,012	Silicon Image, Inc.*	17,733
1,810	Smith Micro Software, Inc.*	2,914
2,875	SolarWinds, Inc.*	131,848
10,649	Sonus Networks, Inc.*	25,877
1,435	Sourcefire, Inc.*	79,155
2,539	Spansion, Inc., Class A*	27,421
425	SPS Commerce, Inc.*	11,747
609	SRS Labs, Inc.*	5,511
1,273	SS&C Technologies Holdings, Inc.*	30,017
609	Stamps.com, Inc.*	14,957
1,161	Standard Microsystems Corp.*	42,539
1,855	STEC, Inc.*	13,096
1,525	STR Holdings, Inc.*	5,826
1,066	Stratasys, Inc.*	50,656
1,428	Super Micro Computer, Inc.*	22,762
519	Supertex, Inc.*	9,648
2,447	Support.com, Inc.*	6,289
1,008	Sycamore Networks, Inc.*	13,366
2,183	Symmetricom, Inc.*	11,897
1,623	Synaptics, Inc.*	43,529
1,334	Synchronoss Technologies, Inc.*	23,892
1,269	SYNNEX Corp.*	42,321
777	Syntel, Inc.	43,434
3,709	Take-Two Interactive Software, Inc.*	42,728
576	Tangoe, Inc.*	11,123
737	TechTarget, Inc.*	3,855
2,341	TeleCommunication Systems, Inc., Class A*	3,465
831	TeleNav, Inc.*	4,994
1,280	TeleTech Holdings, Inc.*	19,072
2,580	Tessera Technologies, Inc.	35,062
3,434	THQ, Inc.*	2,266
6,017	TiVo, Inc.*	51,385
1,285	TNS, Inc.*	22,976
279	Travelzoo, Inc.*	6,506
8,287	TriQuint Semiconductor, Inc.*	43,175
2,622	TTM Technologies, Inc.*	24,227
1,500	Tyler Technologies, Inc.*	55,950
440	Ubiquiti Networks, Inc.*	8,206
1,304	Ultimate Software Group, Inc.*	104,750
1,148	Ultra Clean Holdings*	6,842
1,269	Ultratech, Inc.*	38,476
2,172	Unisys Corp.*	34,122
4,473	United Online, Inc.	17,668
1,941	Universal Display Corp.*	54,639
4,301	Unwired Planet, Inc.*	10,150
3,971	ValueClick, Inc.*	69,651
1,364	VASCO Data Security International, Inc.*	9,534
2,056	Veeco Instruments, Inc.*	71,302
1,069	Verint Systems, Inc.*	30,702
1,831	ViaSat, Inc.*	76,939
144	Viasystems Group, Inc.*	2,766
2,054	VirnetX Holding Corp.*	68,480
763	Virtusa Corp.*	11,163
621	Vishay Precision Group, Inc.*	8,638
917	Vocus, Inc.*	14,791
1,239	Volterra Semiconductor Corp.*	34,419
4,181	Wave Systems Corp., Class A*	4,181
1,467	Web.com Group, Inc.*	23,355
1,902	Websense, Inc.*	35,339
2,680	Westell Technologies, Inc., Class A*	5,789
1,949	Wright Express Corp.*	109,261
1,361	XO Group, Inc.*	12,018
1,429	Xyratex Ltd.	16,348
3,173	Zix Corp.*	7,806
802	Zygo Corp.*	13,297
		9,068,131
	Materials — 3.0%

1,557	A. Schulman, Inc.	33,273
843	A.M. Castle & Co.*	9,248
217	AEP Industries, Inc.*	7,493
1,230	AMCOL International Corp.	34,538
1,127	American Vanguard Corp.	30,373
1,456	Balchem Corp.	42,282
4,355	Boise, Inc.	30,050
2,013	Buckeye Technologies, Inc.	55,780
2,850	Calgon Carbon Corp.*	38,104
2,603	Century Aluminum Co.*	18,429

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
323	Chase Corp.	$3,711
4,860	Chemtura Corp.*	73,435
1,163	Clearwater Paper Corp.*	36,448
4,518	Coeur d’Alene Mines Corp.*	76,354
545	Deltic Timber Corp.	30,307
2,245	Eagle Materials, Inc.	72,065
4,368	Ferro Corp.*	19,394
2,520	Flotek Industries, Inc.*	26,838
942	FutureFuel Corp.	9,269
3,402	General Moly, Inc.*	8,437
1,714	Georgia Gulf Corp.*	51,009
3,181	Globe Specialty Metals, Inc.	37,281
1,434	Gold Resource Corp.	38,001
1,407	Golden Minerals Co.*	4,896
13,049	Golden Star Resources Ltd.*	13,832
8,067	Graphic Packaging Holding Co.*	39,932
406	GSE Holding, Inc.*	4,425
2,494	H.B. Fuller Co.	75,818
295	Handy & Harman Ltd.*	3,912
438	Hawkins, Inc.	14,458
616	Haynes International, Inc.	31,416
3,069	Headwaters, Inc.*	14,148
14,090	Hecla Mining Co.	59,883
2,204	Horsehead Holding Corp.*	19,527
1,095	Innophos Holdings, Inc.	55,276
1,196	Innospec, Inc.*	31,610
4,258	Jaguar Mining, Inc.*	5,110
822	Kaiser Aluminum Corp.	39,448
1,972	KapStone Paper and Packaging Corp.*	30,448
362	KMG Chemicals, Inc.	6,183
1,040	Koppers Holdings, Inc.	36,514
1,609	Kraton Performance Polymers, Inc.*	30,748
1,332	Landec Corp.*	9,737
6,669	Louisiana-Pacific Corp.*	62,822
927	LSB Industries, Inc.*	25,789
1,030	Materion Corp.	22,753
5,320	McEwen Mining, Inc.*	12,555
585	Metals USA Holdings Corp.*	8,494
4,327	Midway Gold Corp.*	5,149
922	Minerals Technologies, Inc.	58,335
1,511	Myers Industries, Inc.	25,415
791	Neenah Paper, Inc.	20,613
455	NewMarket Corp.	95,009
1,147	Noranda Aluminum Holding Corp.	8,820
4,022	Olin Corp.	77,102
462	Olympic Steel, Inc.	7,660
1,565	OM Group, Inc.*	28,499
2,283	Omnova Solutions, Inc.*	16,438
2,201	P. H. Glatfelter Co.	33,345
6,396	Paramount Gold and Silver Corp.*	13,879
4,713	PolyOne Corp.	62,353
646	Quaker Chemical Corp.	26,996
1,264	Revett Minerals, Inc.*	4,222
1,523	RTI International Metals, Inc.*	31,968
813	Schweitzer-Mauduit International, Inc.	54,390
1,997	Senomyx, Inc.*	4,653
2,526	Sensient Technologies Corp.	92,250
1,558	Spartech Corp.*	5,858
409	Stepan Co.	36,965
5,817	Stillwater Mining Co.*	49,386
3,564	SunCoke Energy, Inc.*	50,039
1,150	Texas Industries, Inc.	36,800
7,708	Thompson Creek Metals Co., Inc.*	26,438
669	TPC Group, Inc.*	21,134
1,205	Tredegar Corp.	16,328
594	U.S. Silica Holdings, Inc.*	7,229
113	United States Lime & Minerals, Inc.*	5,049
359	Universal Stainless & Alloy*	14,446
754	Verso Paper Corp.*	867
3,585	Vista Gold Corp.*	10,361
2,482	Wausau Paper Corp.	22,859
2,713	Worthington Industries, Inc.	44,086
1,107	Zep, Inc.	15,520
1,402	Zoltek Cos., Inc.*	11,707
		2,484,021
	Telecommunication Services — 0.5%

3,135	8x8, Inc.*	12,666
1,171	AboveNet, Inc.*	97,568
2,280	Alaska Communications Systems Group, Inc.	4,514
473	Atlantic Tele-Network, Inc.	15,562
309	Boingo Wireless, Inc.*	2,960
1,410	Cbeyond, Inc.*	8,347
10,032	Cincinnati Bell, Inc.*	35,513
2,320	Cogent Communications Group, Inc.*	41,157
1,319	Consolidated Communications Holdings, Inc.	19,455
1,088	Fairpoint Communications, Inc.*	5,919
1,869	General Communication, Inc., Class A*	11,850
5,161	Globalstar, Inc.*	1,871
674	HickoryTech Corp.	6,450
701	IDT Corp., Class B	5,804
1,549	inContact, Inc.*	8,101
2,199	Iridium Communications, Inc.*	18,670
3,082	Leap Wireless International, Inc.*	17,783
759	Lumos Networks Corp.	7,780
1,585	Neutral Tandem, Inc.*	21,509
759	NTELOS Holdings Corp.	14,527
1,748	ORBCOMM, Inc.*	5,699
2,637	Premiere Global Services, Inc.*	22,045
1,199	Shenandoah Telecommunications Co.	12,781
710	SureWest Communications	15,137
2,136	Towerstream Corp.*	7,754
1,115	USA Mobility, Inc.	13,848
6,995	Vonage Holdings Corp.*	12,801
		448,071
	Utilities — 2.3%

1,702	ALLETE, Inc.	66,463
942	American States Water Co.	34,656
368	Artesian Resources Corp., Class A	6,867
5,727	Atlantic Power Corp.	76,398
2,908	Avista Corp.	73,892
2,225	Black Hills Corp.	71,601
608	Cadiz, Inc.*	4,597
2,107	California Water Service Group	36,683
676	Central Vermont Public Service Corp.	23,734
784	CH Energy Group, Inc.	51,454
482	Chesapeake Utilities Corp.	20,369
3,077	Cleco Corp.	125,665
433	Connecticut Water Service, Inc.	12,033
735	Consolidated Water Co., Ltd.	5,645
5,196	Dynegy, Inc.*	2,494
2,125	El Paso Electric Co.	65,216

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,108	Empire District Electric Co. (The)	$42,265
701	Genie Energy Ltd., Class B	4,690
2,501	IDACORP, Inc.	98,264
1,131	Laclede Group, Inc. (The)	43,102
1,166	MGE Energy, Inc.	52,622
787	Middlesex Water Co.	14,339
2,088	New Jersey Resources Corp.	87,654
1,346	Northwest Natural Gas Co.	62,387
1,830	NorthWestern Corp.	64,983
906	Ormat Technologies, Inc.	18,401
1,820	Otter Tail Corp.	38,457
3,623	Piedmont Natural Gas Co., Inc.	109,849
4,020	PNM Resources, Inc.	74,973
3,801	Portland General Electric Co.	95,595
712	SJW Corp.	16,461
1,512	South Jersey Industries, Inc.	73,196
2,314	Southwest Gas Corp.	97,142
2,550	UIL Holdings Corp.	86,216
694	Unitil Corp.	18,467
2,032	UNS Energy Corp.	76,180
2,585	WGL Holdings, Inc.	100,686
642	York Water Co.	10,927
		1,964,623
	Total Common Stocks
	(Cost $54,156,121)	56,456,680

No. of Rights
	Rights — 0.0%‡
496	Hampton Roads Bankshares, Inc., expiring 06/30/12 at $0.70*^	1,363
	Total Rights
	(Cost $1,586)	1,363

No. of Warrants
	Warrants — 0.0%
243	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants
	(Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) — 7.1%
	Federal Home Loan Bank
$2,300,282	0.01%, due 06/01/12	2,300,282
	Federal Home Loan Mortgage Corp.
426,425	0.06%, due 06/01/12	426,425
	U.S. Treasury Bills
2,000,000	0.00%, due 06/28/12	1,999,918
1,300,000	0.00%, due 09/27/12	1,299,518
	Total U.S. Government & Agency Securities (Cost $6,026,143)	6,026,143

	Repurchase Agreements (a)(b) — 23.1%
19,490,801	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $19,490,901	19,490,801
	Total Repurchase Agreements (Cost $19,490,801)	19,490,801

	Total Investment Securities
	(Cost $79,674,651) — 97.1%	81,974,987
	Other assets less liabilities — 2.9%	2,432,426
	Net Assets — 100.0%	$84,407,413

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $1,363 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $44,999,321.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,993,146
Aggregate gross unrealized depreciation	(3,454,042)
Net unrealized appreciation	$1,539,104
Federal income tax cost of investments	$80,435,883

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of May 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	215	06/15/12	$16,350,750	$(69,882)

Cash collateral in the amount of $1,459,850 was pledged to cover margin requirements for open futures contracts as of May 31, 2012.

See accompanying notes to the financial statements.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$13,293,133	$(445,085)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	31,792,557	(186,294)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	14,346,390	(570,868)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	9,869,755	(431,516)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	7,925,102	(323,219)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	21,568,130	474,428

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	81,611,184	2,265,553

		$782,999

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) — 52.9%
	Consumer Discretionary — 5.0%

11	Aaron’s, Inc.	$292
6	Abercrombie & Fitch Co., Class A	201
101	American Eagle Outfitters, Inc.	1,950
50	Autoliv, Inc.	2,891
9	AutoNation, Inc.*	324
2	Bally Technologies, Inc.*	93
145	Best Buy Co., Inc.	2,714
22	Big Lots, Inc.*	809
3	Brinker International, Inc.	97
28	Career Education Corp.*	183
98	CarMax, Inc.*	2,765
222	Carnival Corp.	7,124
294	CBS Corp. (Non-Voting), Class B	9,384
31	Chico’s FAS, Inc.	453
14	Choice Hotels International, Inc.	509
21	Clear Channel Outdoor Holdings, Inc., Class A*	132
810	Comcast Corp., Class A	23,417
146	D.R. Horton, Inc.	2,424
35	Delphi Automotive plc*	1,016
7	DeVry, Inc.	191
16	Dillard’s, Inc., Class A	1,076
26	DISH Network Corp., Class A	729
37	DreamWorks Animation SKG, Inc., Class A*	658
1	DSW, Inc., Class A	60
2	Dunkin’ Brands Group, Inc.	65
19	Education Management Corp.*	149
19	Expedia, Inc.	872
10	Federal-Mogul Corp.*	112
81	Foot Locker, Inc.	2,571
851	Ford Motor Co.	8,987
70	GameStop Corp., Class A	1,343
125	Gannett Co., Inc.	1,633
184	Gap, Inc. (The)	4,876
52	Garmin Ltd.	2,234
396	General Motors Co.*	8,791
60	Genuine Parts Co.	3,780
4	Groupon, Inc.*	43
65	H&R Block, Inc.	993
12	Harman International Industries, Inc.	471
330	Home Depot, Inc. (The)	16,282
2	HomeAway, Inc.*	47
21	Hyatt Hotels Corp., Class A*	777
76	International Game Technology	1,087
150	Interpublic Group of Cos., Inc. (The)	1,558
86	J.C. Penney Co., Inc.	2,256
40	Jarden Corp.	1,626
264	Johnson Controls, Inc.	7,957
20	Kohl’s Corp.	916
21	Lamar Advertising Co., Class A*	517
51	Lear Corp.	2,032
19	Leggett & Platt, Inc.	395
83	Lennar Corp., Class A	2,265
291	Liberty Interactive Corp., Class A*	4,877
58	Liberty Media Corp. - Liberty Capital, Class A*	4,917
624	Lowe’s Cos., Inc.	16,673
194	Macy’s, Inc.	7,382
31	Madison Square Garden Co. (The), Class A*	1,162
46	Mattel, Inc.	1,432
26	McGraw-Hill Cos., Inc. (The)	1,128
143	MGM Resorts International*	1,549
6	Michael Kors Holdings Ltd.*	236
30	Mohawk Industries, Inc.*	2,043
152	Newell Rubbermaid, Inc.	2,797
1,125	News Corp., Class A	21,600
3	NVR, Inc.*	2,414
1	Orchard Supply Hardware Stores Corp., Class A*	17
4	Pandora Media, Inc.*	43
35	Penn National Gaming, Inc.*	1,608
178	PulteGroup, Inc.*	1,666
26	PVH Corp.	2,106
52	RadioShack Corp.	241
28	Regal Entertainment Group, Class A	385
31	Royal Caribbean Cruises Ltd.	730
4	Sally Beauty Holdings, Inc.*	106
20	Sears Holdings Corp.*	988
115	Service Corp. International	1,317
45	Signet Jewelers Ltd.	1,965
371	Staples, Inc.	4,875
340	Target Corp.	19,689
103	Thomson Reuters Corp.	2,829
22	Thor Industries, Inc.	676
521	Time Warner, Inc.	17,959
76	Toll Brothers, Inc.*	2,073
21	TripAdvisor, Inc.*	900
53	TRW Automotive Holdings Corp.*	2,044
45	VF Corp.	6,347
25	Visteon Corp.*	1,000
931	Walt Disney Co. (The)	42,556
3	Washington Post Co. (The), Class B	1,046
156	Wendy’s Co. (The)	716
40	Whirlpool Corp.	2,475
25	Williams-Sonoma, Inc.	873
30	WMS Industries, Inc.*	616
76	Wyndham Worldwide Corp.	3,785
		323,968
	Consumer Staples — 4.2%

277	Altria Group, Inc.	8,917
352	Archer-Daniels-Midland Co.	11,222
80	Beam, Inc.	4,845
8	Brown-Forman Corp., Class B	697
57	Bunge Ltd.	3,392
22	Campbell Soup Co.	697
31	Church & Dwight Co., Inc.	1,650
65	Clorox Co. (The)	4,472
37	Coca-Cola Enterprises, Inc.	1,012
25	Colgate-Palmolive Co.	2,457
186	ConAgra Foods, Inc.	4,678
84	Constellation Brands, Inc., Class A*	1,620
8	Corn Products International, Inc.	409
667	CVS Caremark Corp.	29,975
95	Dean Foods Co.*	1,486
34	Energizer Holdings, Inc.*	2,479
82	General Mills, Inc.	3,139
70	H. J. Heinz Co.	3,716
20	Hershey Co. (The)	1,337
34	Hormel Foods Corp.	1,017
60	J.M. Smucker Co. (The)	4,594
8	Kellogg Co.	390
25	Kimberly-Clark Corp.	1,984
860	Kraft Foods, Inc., Class A	32,912
75	Kroger Co. (The)	1,651
70	Lorillard, Inc.	8,652
22	McCormick & Co., Inc. (Non-Voting)	1,240
87	Mead Johnson Nutrition Co.	7,024

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
70	Molson Coors Brewing Co., Class B	$2,691
88	Philip Morris International, Inc.	7,437
14	Post Holdings, Inc.*	421
1,355	Procter & Gamble Co. (The)	84,403
29	Ralcorp Holdings, Inc.*	1,843
121	Reynolds American, Inc.	5,063
125	Safeway, Inc.	2,377
52	Sara Lee Corp.	1,087
86	Smithfield Foods, Inc.*	1,692
110	SUPERVALU, Inc.	497
157	Tyson Foods, Inc., Class A	3,041
25	Walgreen Co.	763
222	Wal-Mart Stores, Inc.	14,612
		273,591
	Energy — 5.8%

52	Alpha Natural Resources, Inc.*	545
220	Anadarko Petroleum Corp.	13,420
142	Apache Corp.	11,556
98	Arch Coal, Inc.	621
21	Atwood Oceanics, Inc.*	802
136	Baker Hughes, Inc.	5,675
34	Cameron International Corp.*	1,554
342	Chesapeake Energy Corp.	5,780
987	Chevron Corp.	97,032
33	Cimarex Energy Co.	1,758
4	Cobalt International Energy, Inc.*	91
691	ConocoPhillips	36,043
35	Denbury Resources, Inc.*	529
220	Devon Energy Corp.	13,094
19	Diamond Offshore Drilling, Inc.	1,105
38	Energen Corp.	1,678
43	EQT Corp.	1,994
7	EXCO Resources, Inc.	50
638	Exxon Mobil Corp.	50,166
13	Forest Oil Corp.*	109
4	Helmerich & Payne, Inc.	181
158	Hess Corp.	6,905
38	Kinder Morgan, Inc.	1,299
3	Kosmos Energy Ltd.*	31
4	Laredo Petroleum Holdings, Inc.*	84
371	Marathon Oil Corp.	9,242
185	Marathon Petroleum Corp.	6,673
15	McDermott International, Inc.*	152
85	Murphy Oil Corp.	3,963
150	Nabors Industries Ltd.*	2,033
220	National Oilwell Varco, Inc.	14,685
30	Newfield Exploration Co.*	899
73	Noble Energy, Inc.	6,166
301	Occidental Petroleum Corp.	23,860
4	Oil States International, Inc.*	266
71	Patterson-UTI Energy, Inc.	1,074
325	Phillips 66*	9,760
12	Pioneer Natural Resources Co.	1,160
67	Plains Exploration & Production Co.*	2,398
20	QEP Resources, Inc.	526
57	Quicksilver Resources, Inc.*	255
55	Rowan Cos. plc*	1,650
11	SEACOR Holdings, Inc.*	948
6	SM Energy Co.	325
338	Spectra Energy Corp.	9,704
56	Sunoco, Inc.	2,601
22	Teekay Corp.	593
75	Tesoro Corp.*	1,659
25	Tidewater, Inc.	1,127
22	Unit Corp.*	875
297	Valero Energy Corp.	6,267
323	Williams Cos., Inc. (The)	9,861
102	WPX Energy, Inc.*	1,496
		372,320
	Financials — 13.7%

176	ACE Ltd.	12,730
8	Affiliated Managers Group, Inc.*	825
243	Aflac, Inc.	9,739
32	Alexandria Real Estate Equities, Inc. (REIT)	2,191
8	Alleghany Corp.*	2,632
20	Allied World Assurance Co. Holdings AG	1,538
257	Allstate Corp. (The)	8,723
156	American Capital Agency Corp. (REIT)	5,097
171	American Capital Ltd.*	1,583
216	American Express Co.	12,059
40	American Financial Group, Inc./OH	1,556
230	American International Group, Inc.*	6,711
4	American National Insurance Co.	273
118	Ameriprise Financial, Inc.	5,655
495	Annaly Capital Management, Inc. (REIT)	8,227
172	Aon plc	7,998
22	Apartment Investment & Management Co., Class A (REIT)	596
69	Arch Capital Group Ltd.*	2,638
115	Ares Capital Corp.	1,735
61	Arthur J. Gallagher & Co.	2,119
37	Aspen Insurance Holdings Ltd.	1,046
90	Associated Banc-Corp	1,139
46	Assurant, Inc.	1,535
96	Assured Guaranty Ltd.	1,146
49	AvalonBay Communities, Inc. (REIT)	6,848
67	Axis Capital Holdings Ltd.	2,204
5,586	Bank of America Corp.	41,057
25	Bank of Hawaii Corp.	1,159
646	Bank of New York Mellon Corp. (The)	13,153
18	BankUnited, Inc.	425
362	BB&T Corp.	10,940
911	Berkshire Hathaway, Inc., Class B*	72,297
23	BlackRock, Inc.	3,928
13	BOK Financial Corp.	725
14	Boston Properties, Inc. (REIT)	1,441
70	Brandywine Realty Trust (REIT)	786
39	BRE Properties, Inc. (REIT)	1,920
61	Brown & Brown, Inc.	1,562
11	Camden Property Trust (REIT)	716
260	Capital One Financial Corp.	13,356
126	CapitalSource, Inc.	798
87	Capitol Federal Financial, Inc.	1,014
535	Chimera Investment Corp. (REIT)	1,498
142	Chubb Corp. (The)	10,234
76	Cincinnati Financial Corp.	2,742
104	CIT Group, Inc.*	3,556
1,512	Citigroup, Inc.	40,083
24	City National Corp./CA	1,192
35	CME Group, Inc.	9,015
14	CNA Financial Corp.	398
105	Comerica, Inc.	3,194
40	Commerce Bancshares, Inc./MO	1,550
44	CommonWealth REIT (REIT)	777

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
25	Corporate Office Properties Trust (REIT)	$550
28	Cullen/Frost Bankers, Inc.	1,593
113	DDR Corp. (REIT)	1,570
256	Discover Financial Services	8,476
72	Douglas Emmett, Inc. (REIT)	1,541
139	Duke Realty Corp. (REIT)	1,924
131	E*TRADE Financial Corp.*	1,112
77	East West Bancorp, Inc.	1,724
22	Endurance Specialty Holdings Ltd.	859
142	Equity Residential (REIT)	8,676
8	Essex Property Trust, Inc. (REIT)	1,204
24	Everest Re Group Ltd.	2,451
8	Federal Realty Investment Trust (REIT)	786
9	Federated Investors, Inc., Class B	181
116	Fidelity National Financial, Inc., Class A	2,185
478	Fifth Third Bancorp	6,381
3	First Citizens BancShares, Inc./NC, Class A	506
137	First Horizon National Corp.	1,162
181	First Niagara Financial Group, Inc.	1,461
38	First Republic Bank/CA*	1,193
71	Forest City Enterprises, Inc., Class A*	951
104	Fulton Financial Corp.	1,054
293	General Growth Properties, Inc. (REIT)	4,908
255	Genworth Financial, Inc., Class A*	1,336
269	Goldman Sachs Group, Inc. (The)	25,743
24	Hanover Insurance Group, Inc. (The)	936
232	Hartford Financial Services Group, Inc.	3,902
55	HCC Insurance Holdings, Inc.	1,719
211	HCP, Inc. (REIT)	8,617
111	Health Care REIT, Inc. (REIT)	6,157
64	Hospitality Properties Trust (REIT)	1,505
357	Host Hotels & Resorts, Inc. (REIT)	5,448
11	Howard Hughes Corp. (The)*	659
222	Hudson City Bancorp, Inc.	1,376
449	Huntington Bancshares, Inc./OH	2,936
19	Interactive Brokers Group, Inc., Class A	271
240	Invesco Ltd.	5,220
97	Janus Capital Group, Inc.	708
70	Jefferies Group, Inc.	935
5	Jones Lang LaSalle, Inc.	363
2,068	JPMorgan Chase & Co.	68,554
26	Kemper Corp.	762
495	KeyCorp	3,713
212	Kimco Realty Corp. (REIT)	3,805
73	Legg Mason, Inc.	1,858
103	Leucadia National Corp.	2,093
60	Liberty Property Trust (REIT)	2,080
152	Lincoln National Corp.	3,142
165	Loews Corp.	6,417
3	LPL Investment Holdings, Inc.	97
65	M&T Bank Corp.	5,286
44	Macerich Co. (The) (REIT)	2,510
45	Mack-Cali Realty Corp. (REIT)	1,226
5	Markel Corp.*	2,192
285	Marsh & McLennan Cos., Inc.	9,114
77	MBIA, Inc.*	691
14	Mercury General Corp.	610
427	MetLife, Inc.	12,473
804	Morgan Stanley	10,741
57	NASDAQ OMX Group, Inc. (The)*	1,247
228	New York Community Bancorp, Inc.	2,816
113	Northern Trust Corp.	4,879
94	NYSE Euronext	2,285
135	Old Republic International Corp.	1,332
35	PartnerRe Ltd.	2,480
151	People’s United Financial, Inc.	1,756
90	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,486
33	Plum Creek Timber Co., Inc. (REIT)	1,205
274	PNC Financial Services Group, Inc.	16,829
54	Popular, Inc.*	826
159	Principal Financial Group, Inc.	3,905
323	Progressive Corp. (The)	7,019
239	Prologis, Inc. (REIT)	7,643
42	Protective Life Corp.	1,107
253	Prudential Financial, Inc.	11,752
4	Public Storage (REIT)	534
57	Raymond James Financial, Inc.	1,948
69	Realty Income Corp. (REIT)	2,645
47	Regency Centers Corp. (REIT)	2,059
735	Regions Financial Corp.	4,623
38	Reinsurance Group of America, Inc.	1,906
27	RenaissanceRe Holdings Ltd.	2,081
11	Rouse Properties, Inc. (REIT)*	141
85	Senior Housing Properties Trust (REIT)	1,755
28	Simon Property Group, Inc. (REIT)	4,131
46	SL Green Realty Corp. (REIT)	3,450
257	SLM Corp.	3,590
34	St. Joe Co. (The)*	543
24	StanCorp Financial Group, Inc.	835
262	State Street Corp.	10,797
279	SunTrust Banks, Inc.	6,395
409	Synovus Financial Corp.	781
31	Taubman Centers, Inc. (REIT)	2,263
83	TCF Financial Corp.	979
42	TFS Financial Corp.*	394
52	Torchmark Corp.	2,426
205	Travelers Cos., Inc. (The)	12,810
1,003	U.S. Bancorp	31,203
110	UDR, Inc. (REIT)	2,849
152	Unum Group	3,032
35	Validus Holdings Ltd.	1,098
102	Valley National Bancorp	1,139
52	Ventas, Inc. (REIT)	3,059
85	Vornado Realty Trust (REIT)	6,963
59	W. R. Berkley Corp.	2,261
58	Washington Federal, Inc.	952
63	Weingarten Realty Investors (REIT)	1,612
2,381	Wells Fargo & Co.	76,311
199	Weyerhaeuser Co. (REIT)	3,962
3	White Mountains Insurance Group Ltd.	1,545
161	XL Group plc	3,288
96	Zions Bancorp.	1,827
		882,456
	Health Care — 6.7%

49	Abbott Laboratories	3,028
182	Aetna, Inc.	7,442
42	Alere, Inc.*	772
19	Allscripts Healthcare Solutions, Inc.*	206
8	AMERIGROUP Corp.*	499
414	Amgen, Inc.	28,781
30	Baxter International, Inc.	1,519

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10	Bio-Rad Laboratories, Inc., Class A*	$996
755	Boston Scientific Corp.*	4,334
888	Bristol-Myers Squibb Co.	29,606
7	Brookdale Senior Living, Inc.*	115
91	Cardinal Health, Inc.	3,766
80	CareFusion Corp.*	1,939
149	Cigna Corp.	6,543
49	Community Health Systems, Inc.*	1,079
18	Cooper Cos., Inc. (The)	1,533
77	Coventry Health Care, Inc.	2,341
120	Covidien plc	6,214
43	DENTSPLY International, Inc.	1,591
356	Eli Lilly & Co.	14,578
139	Forest Laboratories, Inc.*	4,865
23	HCA Holdings, Inc.	598
43	Health Net, Inc.*	1,102
23	Henry Schein, Inc.*	1,709
3	Hill-Rom Holdings, Inc.	88
136	Hologic, Inc.*	2,279
14	Hospira, Inc.*	438
88	Humana, Inc.	6,722
1,136	Johnson & Johnson	70,920
85	Life Technologies Corp.*	3,477
25	LifePoint Hospitals, Inc.*	921
76	Medtronic, Inc.	2,800
1,606	Merck & Co., Inc.	60,354
22	Mylan, Inc.*	477
60	Omnicare, Inc.	1,891
29	Patterson Cos., Inc.	964
59	PerkinElmer, Inc.	1,569
3,897	Pfizer, Inc.	85,227
122	QIAGEN N.V.*	1,952
7	Quest Diagnostics, Inc.	398
21	Teleflex, Inc.	1,247
202	Tenet Healthcare Corp.*	951
199	Thermo Fisher Scientific, Inc.	10,046
564	UnitedHealth Group, Inc.	31,454
45	VCA Antech, Inc.*	969
12	Vertex Pharmaceuticals, Inc.*	720
8	Warner Chilcott plc, Class A*	151
4	Watson Pharmaceuticals, Inc.*	285
181	WellPoint, Inc.	12,198
93	Zimmer Holdings, Inc.	5,640
		429,294
	Industrials — 5.0%

43	3M Co.	3,630
1	ACCO Brands Corp.*	9
34	AECOM Technology Corp.*	554
49	AGCO Corp.*	1,970
18	Air Lease Corp.*	377
22	Alexander & Baldwin, Inc.	1,122
16	Alliant Techsystems, Inc.	783
10	Armstrong World Industries, Inc.	466
52	Avery Dennison Corp.	1,514
3	BE Aerospace, Inc.*	130
43	Boeing Co. (The)	2,993
29	Carlisle Cos., Inc.	1,507
22	Chicago Bridge & Iron Co. N.V.	791
59	Cintas Corp.	2,177
14	CNH Global N.V.*	535
26	Con-way, Inc.	919
30	Cooper Industries plc	2,115
4	Copa Holdings S.A., Class A	332
52	Corrections Corp. of America*	1,356
55	Covanta Holding Corp.	860
25	Crane Co.	947
176	Delta Air Lines, Inc.*	2,130
22	Dover Corp.	1,244
110	Eaton Corp.	4,693
61	Equifax, Inc.	2,755
96	Exelis, Inc.	960
155	FedEx Corp.	13,817
3	Flowserve Corp.	308
80	Fortune Brands Home & Security, Inc.*	1,810
24	GATX Corp.	919
13	General Cable Corp.*	370
173	General Dynamics Corp.	11,074
5,520	General Electric Co.	105,377
38	Goodrich Corp.	4,779
63	GrafTech International Ltd.*	672
38	Harsco Corp.	764
31	Hubbell, Inc., Class B	2,446
25	Huntington Ingalls Industries, Inc.*	919
4	IDEX Corp.	159
15	Illinois Tool Works, Inc.	842
34	Ingersoll-Rand plc	1,405
48	ITT Corp.	985
66	Jacobs Engineering Group, Inc.*	2,344
14	Kansas City Southern	924
12	KAR Auction Services, Inc.*	179
74	KBR, Inc.	1,885
38	Kennametal, Inc.	1,321
8	Kirby Corp.*	422
52	L-3 Communications Holdings, Inc.	3,546
17	Lincoln Electric Holdings, Inc.	809
18	Lockheed Martin Corp.	1,490
43	Manpower, Inc.	1,546
16	Navistar International Corp.*	447
6	Nielsen Holdings N.V.*	166
172	Norfolk Southern Corp.	11,269
136	Northrop Grumman Corp.	7,990
47	Oshkosh Corp.*	962
65	Owens Corning*	2,006
46	Parker Hannifin Corp.	3,760
51	Pentair, Inc.	2,079
95	Pitney Bowes, Inc.	1,296
112	Quanta Services, Inc.*	2,529
98	R.R. Donnelley & Sons Co.	1,054
173	Raytheon Co.	8,705
20	Regal-Beloit Corp.	1,206
167	Republic Services, Inc.	4,402
27	Ryder System, Inc.	1,167
34	Shaw Group, Inc. (The)*	864
25	Snap-on, Inc.	1,513
340	Southwest Airlines Co.	3,070
48	Spirit Aerosystems Holdings, Inc., Class A*	1,107
19	SPX Corp.	1,365
87	Stanley Black & Decker, Inc.	5,764
57	Terex Corp.*	948
136	Textron, Inc.	3,214
7	Timken Co.	334
24	Towers Watson & Co., Class A	1,446
42	Trinity Industries, Inc.	1,037
244	Tyco International Ltd.	12,971
214	Union Pacific Corp.	23,840
26	United Continental Holdings, Inc.*	654
26	United Technologies Corp.	1,927
41	URS Corp.	1,483
5	UTi Worldwide, Inc.	78

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10	Verisk Analytics, Inc., Class A*	$479
8	Waste Connections, Inc.	248
247	Waste Management, Inc.	8,013
12	WESCO International, Inc.*	714
96	Xylem, Inc.	2,432
		320,520
	Information Technology — 4.5%

220	Activision Blizzard, Inc.	2,583
9	Akamai Technologies, Inc.*	264
91	Amdocs Ltd.*	2,616
51	AOL, Inc.*	1,399
643	Applied Materials, Inc.	6,642
52	Arrow Electronics, Inc.*	1,763
15	Atmel Corp.*	105
75	Avnet, Inc.*	2,287
25	AVX Corp.	272
6	Booz Allen Hamilton Holding Corp.	97
4	Broadridge Financial Solutions, Inc.	81
246	Brocade Communications Systems, Inc.*	1,144
186	CA, Inc.	4,626
2,863	Cisco Systems, Inc.	46,753
81	Computer Sciences Corp.	2,158
30	Compuware Corp.*	270
50	CoreLogic, Inc.*	849
817	Corning, Inc.	10,613
54	Cree, Inc.*	1,354
210	Dell, Inc.*	2,589
34	Diebold, Inc.	1,258
15	DST Systems, Inc.	766
272	eBay, Inc.*	10,660
20	EchoStar Corp., Class A*	559
66	Fairchild Semiconductor International, Inc.*	872
129	Fidelity National Information Services, Inc.	4,229
15	Fiserv, Inc.*	1,011
9	Freescale Semiconductor Ltd.*	83
4	Fusion-io, Inc.*	83
15	Genpact Ltd.*	234
45	Harris Corp.	1,790
1,034	Hewlett-Packard Co.	23,451
40	IAC/InterActiveCorp	1,797
78	Ingram Micro, Inc., Class A*	1,391
2,600	Intel Corp.	67,184
36	International Rectifier Corp.*	678
33	Intersil Corp., Class A	348
21	Itron, Inc.*	752
16	Jabil Circuit, Inc.	306
20	KLA-Tencor Corp.	917
37	Lexmark International, Inc., Class A	925
208	LSI Corp.*	1,383
251	Marvell Technology Group Ltd.*	3,145
49	MEMC Electronic Materials, Inc.*	82
451	Micron Technology, Inc.*	2,634
70	Molex, Inc.	1,615
63	Monster Worldwide, Inc.*	542
135	Motorola Solutions, Inc.	6,491
18	NCR Corp.*	386
36	Novellus Systems, Inc.*	1,506
13	Paychex, Inc.	390
115	PMC-Sierra, Inc.*	734
9	QLogic Corp.*	122
102	SAIC, Inc.	1,133
124	SanDisk Corp.*	4,055
2	Silicon Laboratories, Inc.*	69
52	SunPower Corp.*	260
71	Synopsys, Inc.*	2,098
21	Tech Data Corp.*	1,000
189	Tellabs, Inc.	692
97	Teradyne, Inc.*	1,402
221	Texas Instruments, Inc.	6,294
84	Total System Services, Inc.	1,955
184	Visa, Inc., Class A	21,197
75	Vishay Intertechnology, Inc.*	796
135	Western Digital Corp.*	4,238
729	Xerox Corp.	5,263
632	Yahoo!, Inc.*	9,632
16	Zynga, Inc., Class A*	100
		286,973
	Materials — 1.3%

46	AK Steel Holding Corp.	277
554	Alcoa, Inc.	4,737
35	Aptargroup, Inc.	1,773
41	Ashland, Inc.	2,621
55	Bemis Co., Inc.	1,670
34	Cabot Corp.	1,285
6	CF Industries Holdings, Inc.	1,026
60	Commercial Metals Co.	701
24	Cytec Industries, Inc.	1,451
19	Domtar Corp.	1,503
612	Dow Chemical Co. (The)	19,009
20	Greif, Inc., Class A	875
81	Huntsman Corp.	1,037
179	International Paper Co.	5,227
152	LyondellBasell Industries N.V., Class A	5,998
13	Martin Marietta Materials, Inc.	877
88	MeadWestvaco Corp.	2,420
253	Newmont Mining Corp.	11,931
164	Nucor Corp.	5,865
85	Owens-Illinois, Inc.*	1,661
5	Packaging Corp. of America	134
33	Reliance Steel & Aluminum Co.	1,558
2	Rockwood Holdings, Inc.*	97
68	RPM International, Inc.	1,792
8	Schnitzer Steel Industries, Inc., Class A	209
3	Scotts Miracle-Gro Co. (The), Class A	129
100	Sealed Air Corp.	1,565
52	Sonoco Products Co.	1,600
31	Steel Dynamics, Inc.	327
21	Titanium Metals Corp.	241
75	United States Steel Corp.	1,522
44	Valspar Corp.	2,121
67	Vulcan Materials Co.	2,322
8	Westlake Chemical Corp.	436
4	WR Grace & Co.*	210
		86,207
	Telecommunication Services — 2.7%

3,082	AT&T, Inc.	105,312
318	CenturyLink, Inc.	12,472
16	Clearwire Corp., Class A*	19
518	Frontier Communications Corp.	1,937
71	Level 3 Communications, Inc.*	1,507
11	NII Holdings, Inc.*	127
1,557	Sprint Nextel Corp.*	4,002
51	Telephone & Data Systems, Inc.	1,012
11	tw telecom, inc.*	255

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8	United States Cellular Corp.*	$299
1,140	Verizon Communications, Inc.	47,470
127	Windstream Corp.	1,189
		175,601
	Utilities — 4.0%

342	AES Corp. (The)*	4,135
61	AGL Resources, Inc.	2,286
58	Alliant Energy Corp.	2,534
126	Ameren Corp.	4,071
251	American Electric Power Co., Inc.	9,666
91	American Water Works Co., Inc.	3,113
65	Aqua America, Inc.	1,502
47	Atmos Energy Corp.	1,558
200	Calpine Corp.*	3,360
221	CenterPoint Energy, Inc.	4,471
131	CMS Energy Corp.	3,052
152	Consolidated Edison, Inc.	9,175
300	Dominion Resources, Inc.	15,618
88	DTE Energy Co.	5,001
693	Duke Energy Corp.	15,232
170	Edison International	7,643
93	Entergy Corp.	6,001
435	Exelon Corp.	16,086
218	FirstEnergy Corp.	10,200
402	GenOn Energy, Inc.*	691
71	Great Plains Energy, Inc.	1,414
50	Hawaiian Electric Industries, Inc.	1,381
41	Integrys Energy Group, Inc.	2,218
98	MDU Resources Group, Inc.	2,202
37	National Fuel Gas Co.	1,600
220	NextEra Energy, Inc.	14,375
146	NiSource, Inc.	3,663
163	Northeast Utilities	5,870
118	NRG Energy, Inc.*	1,808
123	NV Energy, Inc.	2,128
51	OGE Energy Corp.	2,715
52	ONEOK, Inc.	4,316
118	Pepco Holdings, Inc.	2,249
219	PG&E Corp.	9,570
57	Pinnacle West Capital Corp.	2,815
300	PPL Corp.	8,211
153	Progress Energy, Inc.	8,387
263	Public Service Enterprise Group, Inc.	8,203
92	Questar Corp.	1,846
60	SCANA Corp.	2,817
125	Sempra Energy	8,126
442	Southern Co. (The)	20,292
112	TECO Energy, Inc.	1,949
58	UGI Corp.	1,663
43	Vectren Corp.	1,261
59	Westar Energy, Inc.	1,689
122	Wisconsin Energy Corp.	4,617
252	Xcel Energy, Inc.	7,061
		259,841
	Total Common Stocks
	(Cost $3,214,308)	3,410,771

Principal Amount
	U.S. Government & Agency Securities (a) — 5.1%
	Federal Home Loan Bank
$274,692	0.01%, due 06/01/12	274,692
	U.S. Government & Agency Securities (a) (continued)
	Federal Home Loan Mortgage Corp.
50,922	0.06%, due 06/01/12	50,922
	Total U.S. Government & Agency Securities (Cost $325,614)	325,614

	Repurchase Agreements (a)(b) — 34.1%
2,191,083	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $2,191,094	2,191,083
	Total Repurchase Agreements (Cost $2,191,083)	2,191,083

	Total Investment Securities
	(Cost $5,731,005) — 92.1%	5,927,468
	Other assets less liabilities — 7.9%	506,312
	Net Assets — 100.0%	$6,433,780

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,740,925.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$214,426
Aggregate gross unrealized depreciation	(215,683)
Net unrealized depreciation	$(1,257)
Federal income tax cost of investments	$5,928,725

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$189,841	$(8,387)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	3,068,266	(154,606)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	3,553,506	555,003

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	2,645,248	108,364

		$500,374

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) — 49.5%
	Consumer Discretionary — 7.3%

51	Aaron’s, Inc.	$1,354
70	Abercrombie & Fitch Co., Class A	2,348
68	Advance Auto Parts, Inc.	4,960
335	Amazon.com, Inc.*	71,325
50	AMC Networks, Inc., Class A*	1,929
95	Apollo Group, Inc., Class A*	3,023
16	AutoNation, Inc.*	576
23	AutoZone, Inc.*	8,746
37	Bally Technologies, Inc.*	1,722
216	Bed Bath & Beyond, Inc.*	15,606
21	Big Lots, Inc.*	772
101	BorgWarner, Inc.*	7,247
64	Brinker International, Inc.	2,068
190	Cablevision Systems Corp., Class A	2,174
34	CarMax, Inc.*	959
96	CBS Corp. (Non-Voting), Class B	3,064
47	Charter Communications, Inc., Class A*	2,947
108	Chico’s FAS, Inc.	1,578
29	Chipotle Mexican Grill, Inc.*	11,979
2	Choice Hotels International, Inc.	73
271	Coach, Inc.	18,279
1,109	Comcast Corp., Class A	32,061
118	Darden Restaurants, Inc.	6,104
36	Deckers Outdoor Corp.*	2,004
44	Delphi Automotive plc*	1,277
52	DeVry, Inc.	1,421
87	Dick’s Sporting Goods, Inc.	4,045
604	DIRECTV, Class A*	26,848
244	Discovery Communications, Inc., Class A*	12,224
139	DISH Network Corp., Class A	3,898
91	Dollar General Corp.*	4,451
107	Dollar Tree, Inc.*	11,040
20	DSW, Inc., Class A	1,194
20	Dunkin’ Brands Group, Inc.	649
49	Expedia, Inc.	2,249
113	Family Dollar Stores, Inc.	7,656
1,927	Ford Motor Co.	20,349
48	Fossil, Inc.*	3,512
7	Garmin Ltd.	301
132	Gentex Corp.	2,944
40	Genuine Parts Co.	2,520
225	Goodyear Tire & Rubber Co. (The)*	2,351
30	Groupon, Inc.*	319
60	Guess?, Inc.	1,598
165	H&R Block, Inc.	2,520
89	Hanesbrands, Inc.*	2,480
218	Harley-Davidson, Inc.	10,503
43	Harman International Industries, Inc.	1,686
106	Hasbro, Inc.	3,755
888	Home Depot, Inc. (The)	43,814
5	HomeAway, Inc.*	117
2	Hyatt Hotels Corp., Class A*	74
142	International Game Technology	2,031
159	Interpublic Group of Cos., Inc. (The)	1,652
23	ITT Educational Services, Inc.*	1,309
43	John Wiley & Sons, Inc., Class A	1,956
158	Johnson Controls, Inc.	4,762
198	Kohl’s Corp.	9,072
16	Lamar Advertising Co., Class A*	394
362	Las Vegas Sands Corp.	16,717
99	Leggett & Platt, Inc.	2,058
241	Liberty Global, Inc., Class A*	11,134
230	Limited Brands, Inc.	10,203
135	LKQ Corp.*	4,919
49	Macy’s, Inc.	1,864
239	Marriott International, Inc., Class A	9,252
24	Marriott Vacations Worldwide Corp.*	679
238	Mattel, Inc.	7,409
957	McDonald’s Corp.	85,498
211	McGraw-Hill Cos., Inc. (The)	9,153
72	MGM Resorts International*	780
40	Michael Kors Holdings Ltd.*	1,575
22	Morningstar, Inc.	1,231
51	Netflix, Inc.*	3,235
329	NIKE, Inc., Class B	35,591
142	Nordstrom, Inc.	6,727
259	Omnicom Group, Inc.	12,349
118	O’Reilly Automotive, Inc.*	11,303
8	Pandora Media, Inc.*	86
27	Panera Bread Co., Class A*	3,968
105	PetSmart, Inc.	6,766
60	Polaris Industries, Inc.	4,558
46	priceline.com, Inc.*	28,773
8	PVH Corp.	648
58	Ralph Lauren Corp.	8,630
25	Regal Entertainment Group, Class A	344
217	Ross Stores, Inc.	13,721
69	Royal Caribbean Cruises Ltd.	1,625
81	Sally Beauty Holdings, Inc.*	2,141
82	Scripps Networks Interactive, Inc., Class A	4,491
3,639	Sirius XM Radio, Inc.*	6,878
691	Starbucks Corp.	37,929
180	Starwood Hotels & Resorts Worldwide, Inc.	9,513
34	Target Corp.	1,969
59	Tempur-Pedic International, Inc.*	2,726
50	Tesla Motors, Inc.*	1,475
164	Thomson Reuters Corp.	4,505
118	Tiffany & Co.	6,536
294	Time Warner Cable, Inc.	22,168
712	TJX Cos., Inc.	30,231
67	Tractor Supply Co.	6,120
52	TripAdvisor, Inc.*	2,230
53	Tupperware Brands Corp.	2,865
42	Ulta Salon Cosmetics & Fragrance, Inc.	3,754
34	Under Armour, Inc., Class A*	3,425
100	Urban Outfitters, Inc.*	2,797
509	Viacom, Inc., Class B	24,295
257	Virgin Media, Inc.	5,662
3	Visteon Corp.*	120
62	WABCO Holdings, Inc.*	3,209
20	Weight Watchers International, Inc.	1,135
48	Williams-Sonoma, Inc.	1,676
59	Wynn Resorts Ltd.	6,079
429	Yum! Brands, Inc.	30,184
		924,778
	Consumer Staples — 6.3%

1,440	Altria Group, Inc.	46,354
397	Avon Products, Inc.	6,570
81	Brown-Forman Corp., Class B	7,062
35	Bunge Ltd.	2,083
124	Campbell Soup Co.	3,931
76	Church & Dwight Co., Inc.	4,046
7	Clorox Co. (The)	482

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,822	Coca-Cola Co. (The)	$136,158
214	Coca-Cola Enterprises, Inc.	5,855
407	Colgate-Palmolive Co.	40,008
48	ConAgra Foods, Inc.	1,207
57	Corn Products International, Inc.	2,912
403	Costco Wholesale Corp.	34,815
204	Dr. Pepper Snapple Group, Inc.	8,417
208	Estee Lauder Cos., Inc. (The), Class A	11,263
103	Flowers Foods, Inc.	2,268
444	General Mills, Inc.	16,996
113	Green Mountain Coffee Roasters, Inc.*	2,667
173	H. J. Heinz Co.	9,183
110	Herbalife Ltd.	4,927
105	Hershey Co. (The)	7,020
67	Hormel Foods Corp.	2,004
212	Kellogg Co.	10,341
317	Kimberly-Clark Corp.	25,154
395	Kroger Co. (The)	8,694
84	McCormick & Co., Inc. (Non-Voting)	4,734
34	Mead Johnson Nutrition Co.	2,745
129	Monster Beverage Corp.*	9,365
1,457	PepsiCo, Inc.	98,858
1,484	Philip Morris International, Inc.	125,413
172	Procter & Gamble Co. (The)	10,714
94	Reynolds American, Inc.	3,933
448	Sara Lee Corp.	9,363
538	Sysco Corp.	15,016
751	Walgreen Co.	22,921
1,243	Wal-Mart Stores, Inc.	81,814
143	Whole Foods Market, Inc.	12,671
		797,964
	Energy — 4.6%

117	Alpha Natural Resources, Inc.*	1,226
70	Anadarko Petroleum Corp.	4,270
102	Apache Corp.	8,301
21	Arch Coal, Inc.	133
15	Atwood Oceanics, Inc.*	573
159	Baker Hughes, Inc.	6,635
193	Cabot Oil & Gas Corp.	6,280
166	Cameron International Corp.*	7,585
18	CARBO Ceramics, Inc.	1,464
106	Chevron Corp.	10,421
21	Cimarex Energy Co.	1,119
102	Cobalt International Energy, Inc.*	2,310
95	Concho Resources, Inc.*	8,335
209	CONSOL Energy, Inc.	5,869
39	Continental Resources, Inc.*	2,842
42	Core Laboratories N.V.	5,372
309	Denbury Resources, Inc.*	4,672
30	Diamond Offshore Drilling, Inc.	1,745
69	Dresser-Rand Group, Inc.*	3,028
247	EOG Resources, Inc.	24,527
49	EQT Corp.	2,273
126	EXCO Resources, Inc.	907
3,182	Exxon Mobil Corp.	250,201
222	FMC Technologies, Inc.*	8,933
82	Forest Oil Corp.*	685
844	Halliburton Co.	25,371
81	Helmerich & Payne, Inc.	3,669
176	HollyFrontier Corp.	5,188
387	Kinder Morgan, Inc.	13,232
26	Kosmos Energy Ltd.*	271
12	Laredo Petroleum Holdings, Inc.*	253
189	McDermott International, Inc.*	1,918
27	Murphy Oil Corp.	1,259
72	Newfield Exploration Co.*	2,157
33	Noble Energy, Inc.	2,787
216	Occidental Petroleum Corp.	17,122
100	Oceaneering International, Inc.	4,622
40	Oil States International, Inc.*	2,663
16	Patterson-UTI Energy, Inc.	242
250	Peabody Energy Corp.	5,840
92	Pioneer Natural Resources Co.	8,896
128	QEP Resources, Inc.	3,369
8	Quicksilver Resources, Inc.*	36
148	Range Resources Corp.	8,501
19	Rowan Cos. plc*	570
59	RPC, Inc.	612
378	SandRidge Energy, Inc.*	2,400
1,251	Schlumberger Ltd.	79,126
47	SM Energy Co.	2,542
321	Southwestern Energy Co.*	8,998
142	Superior Energy Services, Inc.*	3,073
3	Tidewater, Inc.	135
141	Ultra Petroleum Corp.*	2,611
108	Whiting Petroleum Corp.*	4,667
		581,836
	Financials — 2.2%

34	Affiliated Managers Group, Inc.*	3,504
586	American Express Co.	32,716
366	American Tower Corp. (REIT)	23,746
83	Apartment Investment & Management Co., Class A (REIT)	2,247
39	BlackRock, Inc.	6,661
110	Boston Properties, Inc. (REIT)	11,322
52	Camden Property Trust (REIT)	3,386
49	CBOE Holdings, Inc.	1,237
269	CBRE Group, Inc., Class A*	4,425
966	Charles Schwab Corp. (The)	12,036
21	Corporate Office Properties Trust (REIT)	462
99	Digital Realty Trust, Inc. (REIT)	7,006
50	Discover Financial Services	1,656
110	Eaton Vance Corp.	2,677
20	Equity Residential (REIT)	1,222
26	Erie Indemnity Co., Class A	1,869
18	Essex Property Trust, Inc. (REIT)	2,708
43	Federal Realty Investment Trust (REIT)	4,226
67	Federated Investors, Inc., Class B	1,346
134	Franklin Resources, Inc.	14,310
17	Green Dot Corp., Class A*	361
27	Greenhill & Co., Inc.	942
44	Hudson City Bancorp, Inc.	273
68	IntercontinentalExchange, Inc.*	8,327
31	Jones Lang LaSalle, Inc.	2,248
102	Lazard Ltd., Class A	2,352
27	LPL Investment Holdings, Inc.	874
43	Macerich Co. (The) (REIT)	2,453
184	Moody’s Corp.	6,733
111	MSCI, Inc.*	3,753
14	NASDAQ OMX Group, Inc. (The)*	306
75	NYSE Euronext	1,823
61	People’s United Financial, Inc.	709
90	Plum Creek Timber Co., Inc. (REIT)	3,285
122	Public Storage (REIT)	16,283
112	Rayonier, Inc. (REIT)	4,813

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
127	SEI Investments Co.	$2,275
221	Simon Property Group, Inc. (REIT)	32,602
239	T. Rowe Price Group, Inc.	13,764
202	TD Ameritrade Holding Corp.	3,466
16	UDR, Inc. (REIT)	414
10	Validus Holdings Ltd.	314
142	Ventas, Inc. (REIT)	8,353
19	Vornado Realty Trust (REIT)	1,557
80	Waddell & Reed Financial, Inc., Class A	2,297
317	Wells Fargo & Co.	10,160
144	Weyerhaeuser Co. (REIT)	2,867
		272,366
	Health Care — 5.3%

1,346	Abbott Laboratories	83,169
321	Agilent Technologies, Inc.	13,052
169	Alexion Pharmaceuticals, Inc.*	15,306
281	Allergan, Inc.	25,360
141	Allscripts Healthcare Solutions, Inc.*	1,526
27	AMERIGROUP Corp.*	1,685
238	AmerisourceBergen Corp.	8,804
133	Amylin Pharmaceuticals, Inc.*	3,526
473	Baxter International, Inc.	23,943
187	Becton, Dickinson and Co.	13,675
223	Biogen Idec, Inc.*	29,157
102	BioMarin Pharmaceutical, Inc.*	3,635
78	Brookdale Senior Living, Inc.*	1,286
78	Bruker Corp.*	1,157
79	C.R. Bard, Inc.	7,678
162	Cardinal Health, Inc.	6,704
64	CareFusion Corp.*	1,551
39	Catalyst Health Solutions, Inc.*	3,388
405	Celgene Corp.*	27,641
131	Cerner Corp.*	10,213
45	Charles River Laboratories International, Inc.*	1,502
12	Cooper Cos., Inc. (The)	1,022
52	Covance, Inc.*	2,413
244	Covidien plc	12,634
88	DaVita, Inc.*	7,150
142	Dendreon Corp.*	994
53	DENTSPLY International, Inc.	1,961
106	Edwards Lifesciences Corp.*	9,049
312	Eli Lilly & Co.	12,776
107	Endo Health Solutions, Inc.*	3,480
749	Express Scripts Holding Co.*	39,090
41	Gen-Probe, Inc.*	3,317
726	Gilead Sciences, Inc.*	36,264
63	HCA Holdings, Inc.	1,637
233	Health Management Associates, Inc., Class A*	1,494
45	Henry Schein, Inc.*	3,344
53	Hill-Rom Holdings, Inc.	1,559
130	Hospira, Inc.*	4,064
175	Human Genome Sciences, Inc.*	2,383
53	IDEXX Laboratories, Inc.*	4,496
114	Illumina, Inc.*	4,909
36	Intuitive Surgical, Inc.*	18,832
516	Johnson & Johnson	32,214
92	Laboratory Corp. of America Holdings*	7,662
14	Life Technologies Corp.*	573
82	Lincare Holdings, Inc.	1,880
217	McKesson Corp.	18,940
44	MEDNAX, Inc.*	2,684
852	Medtronic, Inc.	31,388
30	Mettler-Toledo International, Inc.*	4,684
367	Mylan, Inc.*	7,953
79	Myriad Genetics, Inc.*	1,906
34	Patterson Cos., Inc.	1,130
77	Perrigo Co.	8,000
133	Quest Diagnostics, Inc.	7,568
67	Regeneron Pharmaceuticals, Inc.*	9,089
133	ResMed, Inc.*	4,120
51	Sirona Dental Systems, Inc.*	2,182
303	St. Jude Medical, Inc.	11,641
289	Stryker Corp.	14,869
64	SXC Health Solutions Corp.*	5,741
34	Techne Corp.	2,307
21	Tenet Healthcare Corp.*	99
53	Thoratec Corp.*	1,608
44	United Therapeutics Corp.*	1,947
83	Universal Health Services, Inc., Class B	3,216
108	Varian Medical Systems, Inc.*	6,335
168	Vertex Pharmaceuticals, Inc.*	10,087
143	Warner Chilcott plc, Class A*	2,697
84	Waters Corp.*	6,702
110	Watson Pharmaceuticals, Inc.*	7,842
		673,890
	Industrials — 6.1%

579	3M Co.	48,873
49	AECOM Technology Corp.*	798
2	Alliant Techsystems, Inc.	98
148	AMETEK, Inc.	7,505
2	Armstrong World Industries, Inc.	93
6	Avery Dennison Corp.	175
108	Babcock & Wilcox Co. (The)*	2,662
85	BE Aerospace, Inc.*	3,682
604	Boeing Co. (The)	42,044
153	C.H. Robinson Worldwide, Inc.	8,914
5	Carlisle Cos., Inc.	260
594	Caterpillar, Inc.	52,046
53	Chicago Bridge & Iron Co. N.V.	1,905
5	Con-way, Inc.	177
100	Cooper Industries plc	7,050
23	Copa Holdings S.A., Class A	1,909
103	Copart, Inc.*	2,792
7	Covanta Holding Corp.	109
958	CSX Corp.	20,013
181	Cummins, Inc.	17,548
506	Danaher Corp.	26,297
387	Deere & Co.	28,588
469	Delta Air Lines, Inc.*	5,675
141	Donaldson Co., Inc.	5,044
134	Dover Corp.	7,579
46	Dun & Bradstreet Corp. (The)	3,108
119	Eaton Corp.	5,077
693	Emerson Electric Co.	32,412
6	Equifax, Inc.	271
196	Expeditors International of Washington, Inc.	7,497
272	Fastenal Co.	12,031
17	FedEx Corp.	1,515
47	Flowserve Corp.	4,831
161	Fluor Corp.	7,548
48	Gardner Denver, Inc.	2,596
25	General Cable Corp.*	711
47	Goodrich Corp.	5,911
56	Graco, Inc.	2,697

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6	GrafTech International Ltd.*	$64
7	Harsco Corp.	141
225	Hertz Global Holdings, Inc.*	3,062
726	Honeywell International, Inc.	40,409
68	IDEX Corp.	2,702
46	IHS, Inc., Class A*	4,554
384	Illinois Tool Works, Inc.	21,562
228	Ingersoll-Rand plc	9,419
142	Iron Mountain, Inc.	4,026
84	J.B. Hunt Transport Services, Inc.	4,799
97	Joy Global, Inc.	5,418
76	Kansas City Southern	5,014
5	KAR Auction Services, Inc.*	74
9	KBR, Inc.	229
9	Kennametal, Inc.	313
35	Kirby Corp.*	1,847
44	Landstar System, Inc.	2,319
49	Lennox International, Inc.	2,102
48	Lincoln Electric Holdings, Inc.	2,284
213	Lockheed Martin Corp.	17,636
122	Manitowoc Co., Inc. (The)	1,269
330	Masco Corp.	4,181
41	MSC Industrial Direct Co., Inc., Class A	2,940
34	Navistar International Corp.*	950
64	Nielsen Holdings N.V.*	1,775
53	Nordson Corp.	2,841
337	PACCAR, Inc.	12,661
107	Pall Corp.	5,956
57	Parker Hannifin Corp.	4,659
36	Polypore International, Inc.*	1,332
132	Precision Castparts Corp.	21,940
135	Robert Half International, Inc.	3,837
133	Rockwell Automation, Inc.	9,644
135	Rockwell Collins, Inc.	6,800
88	Roper Industries, Inc.	8,907
10	Snap-on, Inc.	605
128	Southwest Airlines Co.	1,156
22	Spirit Aerosystems Holdings, Inc., Class A*	508
13	SPX Corp.	934
79	Stericycle, Inc.*	6,894
15	Textron, Inc.	354
68	Timken Co.	3,244
29	Toro Co. (The)	2,161
11	Towers Watson & Co., Class A	663
46	TransDigm Group, Inc.*	5,658
74	Union Pacific Corp.	8,244
260	United Continental Holdings, Inc.*	6,544
677	United Parcel Service, Inc., Class B	50,734
798	United Technologies Corp.	59,140
85	UTi Worldwide, Inc.	1,329
21	Valmont Industries, Inc.	2,404
92	Verisk Analytics, Inc., Class A*	4,407
52	W.W. Grainger, Inc.	10,070
100	Waste Connections, Inc.	3,095
19	WESCO International, Inc.*	1,130
45	Westinghouse Air Brake Technologies Corp.	3,267
		768,248
	Information Technology — 14.7%

595	Accenture plc, Class A	33,974
49	Acme Packet, Inc.*	1,121
465	Adobe Systems, Inc.*	14,438
567	Advanced Micro Devices, Inc.*	3,447
157	Akamai Technologies, Inc.*	4,606
47	Alliance Data Systems Corp.*	5,922
297	Altera Corp.	9,923
153	Amphenol Corp., Class A	8,138
276	Analog Devices, Inc.	10,038
85	ANSYS, Inc.*	5,259
853	Apple, Inc.*	492,804
77	Applied Materials, Inc.	795
89	Ariba, Inc.*	3,999
15	Arrow Electronics, Inc.*	509
395	Atmel Corp.*	2,765
212	Autodesk, Inc.*	6,788
461	Automatic Data Processing, Inc.	24,041
176	Avago Technologies Ltd.	5,826
151	BMC Software, Inc.*	6,390
10	Booz Allen Hamilton Holding Corp.	162
494	Broadcom Corp., Class A*	15,981
107	Broadridge Financial Solutions, Inc.	2,165
248	Cadence Design Systems, Inc.*	2,530
88	Ciena Corp.*	1,192
173	Citrix Systems, Inc.*	12,643
281	Cognizant Technology Solutions Corp., Class A*	16,368
148	Compuware Corp.*	1,332
6	Cree, Inc.*	150
142	Cypress Semiconductor Corp.*	1,873
1,039	Dell, Inc.*	12,811
49	Dolby Laboratories, Inc., Class A*	2,102
5	DST Systems, Inc.	255
580	eBay, Inc.*	22,730
307	Electronic Arts, Inc.*	4,181
1,897	EMC Corp.*	45,243
43	Equinix, Inc.*	7,014
75	F5 Networks, Inc.*	7,761
43	FactSet Research Systems, Inc.	4,533
55	First Solar, Inc.*	691
106	Fiserv, Inc.*	7,148
14	FleetCor Technologies, Inc.*	531
147	FLIR Systems, Inc.	3,136
111	Fortinet, Inc.*	2,359
25	Freescale Semiconductor Ltd.*	230
9	Fusion-io, Inc.*	188
90	Gartner, Inc.*	3,661
90	Genpact Ltd.*	1,403
74	Global Payments, Inc.	3,144
232	Google, Inc., Class A*	134,760
29	Harris Corp.	1,154
98	Informatica Corp.*	4,060
1,117	International Business Machines Corp.	215,469
58	Intersil Corp., Class A	612
279	Intuit, Inc.	15,688
27	IPG Photonics Corp.*	1,156
139	Jabil Circuit, Inc.	2,659
209	JDS Uniphase Corp.*	2,121
491	Juniper Networks, Inc.*	8,445
120	KLA-Tencor Corp.	5,500
115	Lam Research Corp.*	4,289
80	Lender Processing Services, Inc.	1,846
210	Linear Technology Corp.	6,094
9	LinkedIn Corp., Class A*	865
160	LSI Corp.*	1,064
99	Mastercard, Inc., Class A	40,244
272	Maxim Integrated Products, Inc.	6,844
126	MEMC Electronic Materials, Inc.*	210
176	Microchip Technology, Inc.	5,460

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
75	MICROS Systems, Inc.*	$3,957
6,842	Microsoft Corp.	199,718
84	National Instruments Corp.	2,187
115	NCR Corp.*	2,463
339	NetApp, Inc.*	10,089
62	NeuStar, Inc., Class A*	1,995
220	Nuance Communications, Inc.*	4,552
553	NVIDIA Corp.*	6,874
410	ON Semiconductor Corp.*	2,763
3,541	Oracle Corp.	93,730
274	Paychex, Inc.	8,212
12	PMC-Sierra, Inc.*	77
163	Polycom, Inc.*	1,865
74	QLogic Corp.*	1,007
1,539	QUALCOMM, Inc.	88,200
95	Rackspace Hosting, Inc.*	4,700
178	Red Hat, Inc.*	9,146
142	Riverbed Technology, Inc.*	2,329
104	Rovi Corp.*	2,541
86	SAIC, Inc.	955
123	Salesforce.com, Inc.*	17,050
35	Silicon Laboratories, Inc.*	1,209
174	Skyworks Solutions, Inc.*	4,674
65	Solera Holdings, Inc.	2,886
697	Symantec Corp.*	10,343
9	Synopsys, Inc.*	266
156	Teradata Corp.*	10,371
680	Texas Instruments, Inc.	19,366
153	TIBCO Software, Inc.*	4,093
113	Trimble Navigation Ltd.*	5,330
94	VeriFone Systems, Inc.*	3,394
147	VeriSign, Inc.*	5,620
156	Visa, Inc., Class A	17,971
34	Vistaprint N.V.*	1,152
78	VMware, Inc., Class A*	7,255
47	WebMD Health Corp.*	1,082
583	Western Union Co. (The)	9,561
245	Xilinx, Inc.	7,833
48	Zebra Technologies Corp., Class A*	1,607
83	Zynga, Inc., Class A*	520
		1,861,783
	Materials — 2.6%

195	Air Products & Chemicals, Inc.	15,413
72	Airgas, Inc.	6,250
20	AK Steel Holding Corp.	121
85	Albemarle Corp.	5,159
98	Allegheny Technologies, Inc.	3,148
82	Allied Nevada Gold Corp.*	2,127
144	Ball Corp.	5,756
41	Carpenter Technology Corp.	1,847
144	Celanese Corp.	5,733
50	CF Industries Holdings, Inc.	8,548
135	Cliffs Natural Resources, Inc.	6,450
30	Compass Minerals International, Inc.	2,135
144	Crown Holdings, Inc.*	4,909
856	E.I. du Pont de Nemours & Co.	41,311
131	Eastman Chemical Co.	6,099
277	Ecolab, Inc.	17,509
132	FMC Corp.	6,728
873	Freeport-McMoRan Copper & Gold, Inc.	27,971
35	Huntsman Corp.	448
74	International Flavors & Fragrances, Inc.	4,172
85	International Paper Co.	2,482
48	Intrepid Potash, Inc.*	942
20	Kronos Worldwide, Inc.	338
20	LyondellBasell Industries N.V., Class A	789
20	Martin Marietta Materials, Inc.	1,349
52	Molycorp, Inc.*	1,023
494	Monsanto Co.	38,137
254	Mosaic Co. (The)	12,111
85	Packaging Corp. of America	2,281
146	PPG Industries, Inc.	15,102
280	Praxair, Inc.	29,747
10	Reliance Steel & Aluminum Co.	472
64	Rock-Tenn Co., Class A	3,302
60	Rockwood Holdings, Inc.*	2,904
54	Royal Gold, Inc.	3,653
6	Schnitzer Steel Industries, Inc., Class A	156
34	Scotts Miracle-Gro Co. (The), Class A	1,468
83	Sherwin-Williams Co. (The)	10,760
112	Sigma-Aldrich Corp.	7,769
46	Silgan Holdings, Inc.	1,923
113	Solutia, Inc.	3,103
157	Southern Copper Corp.	4,467
147	Steel Dynamics, Inc.	1,549
42	Titanium Metals Corp.	482
11	Valspar Corp.	530
57	Walter Energy, Inc.	2,762
4	Westlake Chemical Corp.	218
61	WR Grace & Co.*	3,203
		324,856
	Telecommunication Services — 0.4%

175	Clearwire Corp., Class A*	212
268	Crown Castle International Corp.*	14,633
21	Level 3 Communications, Inc.*	446
256	MetroPCS Communications, Inc.*	1,638
137	NII Holdings, Inc.*	1,578
112	SBA Communications Corp., Class A*	5,818
119	tw telecom, inc.*	2,760
590	Verizon Communications, Inc.	24,567
299	Windstream Corp.	2,799
		54,451
	Utilities — 0.0%‡

13	Aqua America, Inc.	300
47	ITC Holdings Corp.	3,241
11	National Fuel Gas Co.	475
7	ONEOK, Inc.	581
		4,597
	Total Common Stocks (Cost $4,937,297)	6,264,769

Principal Amount
	U.S. Government & Agency Securities (a) — 4.9%
	Federal Home Loan Bank
$524,410	0.01%, due 06/01/12	524,410
	Federal Home Loan Mortgage Corp.
97,215	0.06%, due 06/01/12	97,215
	Total U.S. Government & Agency Securities (Cost $621,625)	621,625

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 33.8%
$4,279,740	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $4,279,760	$4,279,740
	Total Repurchase Agreements (Cost $4,279,740)	4,279,740

	Total Investment Securities (Cost $9,838,662) — 88.2%	11,166,134
	Other assets less liabilities — 11.8%	1,496,313
	Net Assets — 100.0%	$12,662,447

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $2,930,836.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

‡	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,263,482
Aggregate gross unrealized depreciation	(385,344)
Net unrealized appreciation	$878,138
Federal income tax cost of investments	$10,287,996

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$274,230	$(11,984)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	4,066,965	(221,907)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,259,037	(55,304)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	9,435,933	1,551,542

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	4,027,016	225,195

		$1,487,542

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

Ultra Russell MidCap Value

Shares		Value
	Common Stocks (a) — 37.1%
	Consumer Discretionary — 4.4%

20	Aaron’s, Inc.	$532
12	Abercrombie & Fitch Co., Class A	403
192	American Eagle Outfitters, Inc.	3,708
94	Autoliv, Inc.	5,434
17	AutoNation, Inc.*	612
3	Bally Technologies, Inc.*	140
274	Best Buy Co., Inc.	5,129
42	Big Lots, Inc.*	1,544
6	Brinker International, Inc.	194
53	Career Education Corp.*	347
185	CarMax, Inc.*	5,219
58	Chico’s FAS, Inc.	847
26	Choice Hotels International, Inc.	946
40	Clear Channel Outdoor Holdings, Inc., Class A*	252
275	D.R. Horton, Inc.	4,565
66	Delphi Automotive plc*	1,916
13	DeVry, Inc.	355
31	Dillard’s, Inc., Class A	2,084
49	DISH Network Corp., Class A	1,374
70	DreamWorks Animation SKG, Inc., Class A*	1,245
2	DSW, Inc., Class A	119
3	Dunkin’ Brands Group, Inc.	97
36	Education Management Corp.*	282
37	Expedia, Inc.	1,698
19	Federal-Mogul Corp.*	212
152	Foot Locker, Inc.	4,825
132	GameStop Corp., Class A	2,532
236	Gannett Co., Inc.	3,082
348	Gap, Inc. (The)	9,222
99	Garmin Ltd.	4,253
113	Genuine Parts Co.	7,119
8	Groupon, Inc.*	85
124	H&R Block, Inc.	1,893
23	Harman International Industries, Inc.	902
3	HomeAway, Inc.*	71
39	Hyatt Hotels Corp., Class A*	1,443
143	International Game Technology	2,045
284	Interpublic Group of Cos., Inc. (The)	2,951
163	J.C. Penney Co., Inc.	4,276
75	Jarden Corp.	3,049
40	Lamar Advertising Co., Class A*	984
96	Lear Corp.	3,826
35	Leggett & Platt, Inc.	728
158	Lennar Corp., Class A	4,312
549	Liberty Interactive Corp., Class A*	9,201
109	Liberty Media Corp. - Liberty Capital, Class A*	9,240
367	Macy’s, Inc.	13,964
59	Madison Square Garden Co. (The), Class A*	2,212
88	Mattel, Inc.	2,739
48	McGraw-Hill Cos., Inc. (The)	2,082
270	MGM Resorts International*	2,924
11	Michael Kors Holdings Ltd.*	433
56	Mohawk Industries, Inc.*	3,814
286	Newell Rubbermaid, Inc.	5,262
5	NVR, Inc.*	4,024
2	Orchard Supply Hardware Stores Corp., Class A*	34
7	Pandora Media, Inc.*	75
67	Penn National Gaming, Inc.*	3,079
336	PulteGroup, Inc.*	3,145
50	PVH Corp.	4,050
98	RadioShack Corp.	455
53	Regal Entertainment Group, Class A	729
59	Royal Caribbean Cruises Ltd.	1,389
7	Sally Beauty Holdings, Inc.*	185
38	Sears Holdings Corp.*	1,877
218	Service Corp. International	2,496
85	Signet Jewelers Ltd.	3,711
701	Staples, Inc.	9,211
41	Thor Industries, Inc.	1,261
144	Toll Brothers, Inc.*	3,928
40	TripAdvisor, Inc.*	1,715
100	TRW Automotive Holdings Corp.*	3,857
86	VF Corp.	12,129
47	Visteon Corp.*	1,880
5	Washington Post Co. (The), Class B	1,744
294	Wendy’s Co. (The)	1,349
75	Whirlpool Corp.	4,641
47	Williams-Sonoma, Inc.	1,641
56	WMS Industries, Inc.*	1,150
144	Wyndham Worldwide Corp.	7,171
		225,649
	Consumer Staples — 2.5%

152	Beam, Inc.	9,205
15	Brown-Forman Corp., Class B	1,308
108	Bunge Ltd.	6,426
42	Campbell Soup Co.	1,331
59	Church & Dwight Co., Inc.	3,141
124	Clorox Co. (The)	8,531
70	Coca-Cola Enterprises, Inc.	1,915
352	ConAgra Foods, Inc.	8,853
158	Constellation Brands, Inc., Class A*	3,048
15	Corn Products International, Inc.	766
180	Dean Foods Co.*	2,815
65	Energizer Holdings, Inc.*	4,739
132	H. J. Heinz Co.	7,007
38	Hershey Co. (The)	2,541
63	Hormel Foods Corp.	1,884
114	J.M. Smucker Co. (The)	8,728
133	Lorillard, Inc.	16,439
41	McCormick & Co., Inc. (Non-Voting)	2,311
164	Mead Johnson Nutrition Co.	13,241
132	Molson Coors Brewing Co., Class B	5,075
27	Post Holdings, Inc.*	812
54	Ralcorp Holdings, Inc.*	3,432
236	Safeway, Inc.	4,489
98	Sara Lee Corp.	2,048
163	Smithfield Foods, Inc.*	3,206
209	SUPERVALU, Inc.	945
296	Tyson Foods, Inc., Class A	5,734
		129,970
	Energy — 2.1%

98	Alpha Natural Resources, Inc.*	1,027
186	Arch Coal, Inc.	1,179
40	Atwood Oceanics, Inc.*	1,528
63	Cameron International Corp.*	2,878
62	Cimarex Energy Co.	3,303
8	Cobalt International Energy, Inc.*	181
66	Denbury Resources, Inc.*	998
36	Diamond Offshore Drilling, Inc.	2,095
71	Energen Corp.	3,135
80	EQT Corp.	3,710
12	EXCO Resources, Inc.	86
24	Forest Oil Corp.*	200

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7	Helmerich & Payne, Inc.	$317
5	Kosmos Energy Ltd.*	52
7	Laredo Petroleum Holdings, Inc.*	147
29	McDermott International, Inc.*	294
161	Murphy Oil Corp.	7,506
283	Nabors Industries Ltd.*	3,835
56	Newfield Exploration Co.*	1,678
139	Noble Energy, Inc.	11,740
8	Oil States International, Inc.*	533
135	Patterson-UTI Energy, Inc.	2,041
23	Pioneer Natural Resources Co.	2,224
126	Plains Exploration & Production Co.*	4,510
37	QEP Resources, Inc.	974
108	Quicksilver Resources, Inc.*	483
105	Rowan Cos. plc*	3,150
21	SEACOR Holdings, Inc.*	1,810
12	SM Energy Co.	649
639	Spectra Energy Corp.	18,346
106	Sunoco, Inc.	4,924
41	Teekay Corp.	1,105
141	Tesoro Corp.*	3,119
48	Tidewater, Inc.	2,164
41	Unit Corp.*	1,631
561	Valero Energy Corp.	11,837
		105,389
	Financials — 12.2%

15	Affiliated Managers Group, Inc.*	1,546
61	Alexandria Real Estate Equities, Inc. (REIT)	4,176
15	Alleghany Corp.*	4,935
37	Allied World Assurance Co. Holdings AG	2,845
295	American Capital Agency Corp. (REIT)	9,638
324	American Capital Ltd.*	3,000
75	American Financial Group, Inc./OH	2,917
7	American National Insurance Co.	478
223	Ameriprise Financial, Inc.	10,686
935	Annaly Capital Management, Inc. (REIT)	15,540
325	Aon plc	15,113
42	Apartment Investment & Management Co., Class A (REIT)	1,137
130	Arch Capital Group Ltd.*	4,970
218	Ares Capital Corp.	3,290
115	Arthur J. Gallagher & Co.	3,995
70	Aspen Insurance Holdings Ltd.	1,978
170	Associated Banc-Corp	2,152
86	Assurant, Inc.	2,871
181	Assured Guaranty Ltd.	2,161
93	AvalonBay Communities, Inc. (REIT)	12,997
127	Axis Capital Holdings Ltd.	4,178
47	Bank of Hawaii Corp.	2,178
34	BankUnited, Inc.	802
25	BOK Financial Corp.	1,394
26	Boston Properties, Inc. (REIT)	2,676
133	Brandywine Realty Trust (REIT)	1,494
73	BRE Properties, Inc. (REIT)	3,594
114	Brown & Brown, Inc.	2,918
22	Camden Property Trust (REIT)	1,432
238	CapitalSource, Inc.	1,507
165	Capitol Federal Financial, Inc.	1,922
1,010	Chimera Investment Corp. (REIT)	2,828
144	Cincinnati Financial Corp.	5,196
197	CIT Group, Inc.*	6,735
46	City National Corp./CA	2,285
26	CNA Financial Corp.	740
198	Comerica, Inc.	6,023
76	Commerce Bancshares, Inc./MO	2,944
82	CommonWealth REIT (REIT)	1,447
48	Corporate Office Properties Trust (REIT)	1,056
52	Cullen/Frost Bankers, Inc.	2,958
213	DDR Corp. (REIT)	2,959
483	Discover Financial Services	15,992
136	Douglas Emmett, Inc. (REIT)	2,910
262	Duke Realty Corp. (REIT)	3,626
247	E*TRADE Financial Corp.*	2,097
146	East West Bancorp, Inc.	3,269
42	Endurance Specialty Holdings Ltd.	1,641
269	Equity Residential (REIT)	16,436
15	Essex Property Trust, Inc. (REIT)	2,257
45	Everest Re Group Ltd.	4,595
15	Federal Realty Investment Trust (REIT)	1,474
17	Federated Investors, Inc., Class B	342
220	Fidelity National Financial, Inc., Class A	4,145
904	Fifth Third Bancorp	12,068
5	First Citizens BancShares, Inc./NC, Class A	842
259	First Horizon National Corp.	2,196
342	First Niagara Financial Group, Inc.	2,760
72	First Republic Bank/CA*	2,261
135	Forest City Enterprises, Inc., Class A*	1,808
196	Fulton Financial Corp.	1,985
554	General Growth Properties, Inc. (REIT)	9,279
483	Genworth Financial, Inc., Class A*	2,531
45	Hanover Insurance Group, Inc. (The)	1,755
438	Hartford Financial Services Group, Inc.	7,367
105	HCC Insurance Holdings, Inc.	3,282
399	HCP, Inc. (REIT)	16,295
209	Health Care REIT, Inc. (REIT)	11,593
121	Hospitality Properties Trust (REIT)	2,845
675	Host Hotels & Resorts, Inc. (REIT)	10,300
21	Howard Hughes Corp. (The)*	1,257
419	Hudson City Bancorp, Inc.	2,598
849	Huntington Bancshares, Inc./OH	5,552
36	Interactive Brokers Group, Inc., Class A	513
455	Invesco Ltd.	9,896
183	Janus Capital Group, Inc.	1,336
133	Jefferies Group, Inc.	1,777
9	Jones Lang LaSalle, Inc.	653
49	Kemper Corp.	1,435
935	KeyCorp	7,013
400	Kimco Realty Corp. (REIT)	7,180
137	Legg Mason, Inc.	3,487
194	Leucadia National Corp.	3,942
113	Liberty Property Trust (REIT)	3,918
287	Lincoln National Corp.	5,932
5	LPL Investment Holdings, Inc.	162
123	M&T Bank Corp.	10,002
83	Macerich Co. (The) (REIT)	4,735
86	Mack-Cali Realty Corp. (REIT)	2,343
10	Markel Corp.*	4,385
540	Marsh & McLennan Cos., Inc.	17,269
145	MBIA, Inc.*	1,301
26	Mercury General Corp.	1,134

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
107	NASDAQ OMX Group, Inc. (The)*	$2,341
430	New York Community Bancorp, Inc.	5,311
214	Northern Trust Corp.	9,241
178	NYSE Euronext	4,327
255	Old Republic International Corp.	2,517
66	PartnerRe Ltd.	4,677
285	People’s United Financial, Inc.	3,315
170	Piedmont Office Realty Trust, Inc., Class A (REIT)	2,807
63	Plum Creek Timber Co., Inc. (REIT)	2,300
103	Popular, Inc.*	1,567
300	Principal Financial Group, Inc.	7,368
610	Progressive Corp. (The)	13,255
451	Prologis, Inc. (REIT)	14,423
80	Protective Life Corp.	2,109
108	Raymond James Financial, Inc.	3,691
131	Realty Income Corp. (REIT)	5,021
88	Regency Centers Corp. (REIT)	3,855
1,389	Regions Financial Corp.	8,737
73	Reinsurance Group of America, Inc.	3,662
51	RenaissanceRe Holdings Ltd.	3,931
21	Rouse Properties, Inc. (REIT)*	269
160	Senior Housing Properties Trust (REIT)	3,304
87	SL Green Realty Corp. (REIT)	6,526
487	SLM Corp.	6,803
64	St. Joe Co. (The)*	1,022
44	StanCorp Financial Group, Inc.	1,532
528	SunTrust Banks, Inc.	12,102
772	Synovus Financial Corp.	1,475
58	Taubman Centers, Inc. (REIT)	4,234
156	TCF Financial Corp.	1,839
79	TFS Financial Corp.*	740
98	Torchmark Corp.	4,573
208	UDR, Inc. (REIT)	5,387
288	Unum Group	5,746
65	Validus Holdings Ltd.	2,040
192	Valley National Bancorp	2,150
98	Ventas, Inc. (REIT)	5,764
161	Vornado Realty Trust (REIT)	13,189
112	W. R. Berkley Corp.	4,292
109	Washington Federal, Inc.	1,789
119	Weingarten Realty Investors (REIT)	3,044
376	Weyerhaeuser Co. (REIT)	7,486
6	White Mountains Insurance Group Ltd.	3,090
304	XL Group plc	6,208
181	Zions Bancorp.	3,444
		623,965
	Health Care — 2.2%

79	Alere, Inc.*	1,451
36	Allscripts Healthcare Solutions, Inc.*	390
14	AMERIGROUP Corp.*	874
19	Bio-Rad Laboratories, Inc., Class A*	1,893
1,428	Boston Scientific Corp.*	8,197
12	Brookdale Senior Living, Inc.*	198
151	CareFusion Corp.*	3,660
281	Cigna Corp.	12,339
93	Community Health Systems, Inc.*	2,047
33	Cooper Cos., Inc. (The)	2,811
146	Coventry Health Care, Inc.	4,438
82	DENTSPLY International, Inc.	3,034
263	Forest Laboratories, Inc.*	9,205
82	Health Net, Inc.*	2,101
43	Henry Schein, Inc.*	3,195
6	Hill-Rom Holdings, Inc.	176
257	Hologic, Inc.*	4,307
27	Hospira, Inc.*	844
166	Humana, Inc.	12,681
161	Life Technologies Corp.*	6,586
47	LifePoint Hospitals, Inc.*	1,731
41	Mylan, Inc.*	888
114	Omnicare, Inc.	3,593
55	Patterson Cos., Inc.	1,828
111	PerkinElmer, Inc.	2,953
230	QIAGEN N.V.*	3,680
13	Quest Diagnostics, Inc.	740
40	Teleflex, Inc.	2,376
381	Tenet Healthcare Corp.*	1,795
85	VCA Antech, Inc.*	1,831
23	Vertex Pharmaceuticals, Inc.*	1,381
15	Warner Chilcott plc, Class A*	283
7	Watson Pharmaceuticals, Inc.*	499
176	Zimmer Holdings, Inc.	10,674
		114,679
	Industrials — 3.9%

65	AECOM Technology Corp.*	1,059
93	AGCO Corp.*	3,740
34	Air Lease Corp.*	712
41	Alexander & Baldwin, Inc.	2,092
31	Alliant Techsystems, Inc.	1,517
19	Armstrong World Industries, Inc.	885
99	Avery Dennison Corp.	2,882
5	BE Aerospace, Inc.*	217
55	Carlisle Cos., Inc.	2,859
41	Chicago Bridge & Iron Co. N.V.	1,474
111	Cintas Corp.	4,096
26	CNH Global N.V.*	994
49	Con-way, Inc.	1,732
56	Cooper Industries plc	3,948
7	Copa Holdings S.A., Class A	581
98	Corrections Corp. of America*	2,555
104	Covanta Holding Corp.	1,627
48	Crane Co.	1,819
332	Delta Air Lines, Inc.*	4,017
41	Dover Corp.	2,319
208	Eaton Corp.	8,873
115	Equifax, Inc.	5,195
181	Exelis, Inc.	1,810
5	Flowserve Corp.	514
152	Fortune Brands Home & Security, Inc.*	3,438
46	GATX Corp.	1,761
25	General Cable Corp.*	711
73	Goodrich Corp.	9,181
119	GrafTech International Ltd.*	1,270
72	Harsco Corp.	1,447
59	Hubbell, Inc., Class B	4,656
48	Huntington Ingalls Industries, Inc.*	1,765
8	IDEX Corp.	318
64	Ingersoll-Rand plc	2,644
91	ITT Corp.	1,868
125	Jacobs Engineering Group, Inc.*	4,440
27	Kansas City Southern	1,781
23	KAR Auction Services, Inc.*	343
139	KBR, Inc.	3,540
71	Kennametal, Inc.	2,468
15	Kirby Corp.*	792
98	L-3 Communications Holdings, Inc.	6,683
32	Lincoln Electric Holdings, Inc.	1,523

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
81	Manpower, Inc.	$2,912
31	Navistar International Corp.*	866
11	Nielsen Holdings N.V.*	305
90	Oshkosh Corp.*	1,842
123	Owens Corning*	3,796
87	Parker Hannifin Corp.	7,111
97	Pentair, Inc.	3,954
180	Pitney Bowes, Inc.	2,455
212	Quanta Services, Inc.*	4,787
185	R.R. Donnelley & Sons Co.	1,991
38	Regal-Beloit Corp.	2,291
316	Republic Services, Inc.	8,330
51	Ryder System, Inc.	2,204
64	Shaw Group, Inc. (The)*	1,626
47	Snap-on, Inc.	2,844
642	Southwest Airlines Co.	5,797
92	Spirit Aerosystems Holdings, Inc., Class A*	2,122
36	SPX Corp.	2,586
165	Stanley Black & Decker, Inc.	10,931
108	Terex Corp.*	1,796
256	Textron, Inc.	6,049
13	Timken Co.	620
45	Towers Watson & Co., Class A	2,712
79	Trinity Industries, Inc.	1,951
49	United Continental Holdings, Inc.*	1,233
77	URS Corp.	2,785
10	UTi Worldwide, Inc.	156
19	Verisk Analytics, Inc., Class A*	910
15	Waste Connections, Inc.	464
22	WESCO International, Inc.*	1,309
181	Xylem, Inc.	4,585
		201,466
	Information Technology — 2.8%

416	Activision Blizzard, Inc.	4,884
17	Akamai Technologies, Inc.*	499
172	Amdocs Ltd.*	4,945
96	AOL, Inc.*	2,633
98	Arrow Electronics, Inc.*	3,323
29	Atmel Corp.*	203
143	Avnet, Inc.*	4,360
47	AVX Corp.	511
12	Booz Allen Hamilton Holding Corp.	195
7	Broadridge Financial Solutions, Inc.	142
465	Brocade Communications Systems, Inc.*	2,162
352	CA, Inc.	8,754
153	Computer Sciences Corp.	4,076
57	Compuware Corp.*	513
95	CoreLogic, Inc.*	1,614
101	Cree, Inc.*	2,532
64	Diebold, Inc.	2,369
28	DST Systems, Inc.	1,431
38	EchoStar Corp., Class A*	1,063
126	Fairchild Semiconductor International, Inc.*	1,664
244	Fidelity National Information Services, Inc.	7,998
28	Fiserv, Inc.*	1,888
16	Freescale Semiconductor Ltd.*	147
8	Fusion-io, Inc.*	167
28	Genpact Ltd.*	437
85	Harris Corp.	3,381
75	IAC/InterActiveCorp	3,369
148	Ingram Micro, Inc., Class A*	2,639
69	International Rectifier Corp.*	1,300
62	Intersil Corp., Class A	654
40	Itron, Inc.*	1,433
31	Jabil Circuit, Inc.	593
37	KLA-Tencor Corp.	1,696
70	Lexmark International, Inc., Class A	1,751
393	LSI Corp.*	2,613
475	Marvell Technology Group Ltd.*	5,952
92	MEMC Electronic Materials, Inc.*	154
853	Micron Technology, Inc.*	4,982
133	Molex, Inc.	3,068
119	Monster Worldwide, Inc.*	1,023
33	NCR Corp.*	707
68	Novellus Systems, Inc.*	2,844
25	Paychex, Inc.	749
216	PMC-Sierra, Inc.*	1,378
18	QLogic Corp.*	245
192	SAIC, Inc.	2,133
234	SanDisk Corp.*	7,652
4	Silicon Laboratories, Inc.*	138
97	SunPower Corp.*	486
134	Synopsys, Inc.*	3,960
40	Tech Data Corp.*	1,904
357	Tellabs, Inc.	1,307
182	Teradyne, Inc.*	2,630
159	Total System Services, Inc.	3,700
142	Vishay Intertechnology, Inc.*	1,508
256	Western Digital Corp.*	8,036
1,378	Xerox Corp.	9,949
31	Zynga, Inc., Class A*	194
		142,638
	Materials — 1.6%

87	AK Steel Holding Corp.	525
66	Aptargroup, Inc.	3,344
78	Ashland, Inc.	4,987
104	Bemis Co., Inc.	3,157
64	Cabot Corp.	2,419
11	CF Industries Holdings, Inc.	1,881
114	Commercial Metals Co.	1,332
45	Cytec Industries, Inc.	2,721
36	Domtar Corp.	2,848
38	Greif, Inc., Class A	1,662
153	Huntsman Corp.	1,958
339	International Paper Co.	9,899
24	Martin Marietta Materials, Inc.	1,619
167	MeadWestvaco Corp.	4,593
311	Nucor Corp.	11,121
161	Owens-Illinois, Inc.*	3,146
10	Packaging Corp. of America	268
63	Reliance Steel & Aluminum Co.	2,974
4	Rockwood Holdings, Inc.*	194
128	RPM International, Inc.	3,374
16	Schnitzer Steel Industries, Inc., Class A	417
6	Scotts Miracle-Gro Co. (The), Class A	259
189	Sealed Air Corp.	2,958
98	Sonoco Products Co.	3,015
58	Steel Dynamics, Inc.	611
39	Titanium Metals Corp.	448
141	United States Steel Corp.	2,862
82	Valspar Corp.	3,953
127	Vulcan Materials Co.	4,401
16	Westlake Chemical Corp.	872
7	WR Grace & Co.*	367
		84,185

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 0.2%

29	Clearwire Corp., Class A*	$35
979	Frontier Communications Corp.	3,662
134	Level 3 Communications, Inc.*	2,845
21	NII Holdings, Inc.*	242
97	Telephone & Data Systems, Inc.	1,925
21	tw telecom, inc.*	487
14	United States Cellular Corp.*	524
240	Windstream Corp.	2,246
		11,966
	Utilities — 5.2%

646	AES Corp. (The)*	7,810
115	AGL Resources, Inc.	4,310
109	Alliant Energy Corp.	4,762
237	Ameren Corp.	7,658
172	American Water Works Co., Inc.	5,884
122	Aqua America, Inc.	2,818
89	Atmos Energy Corp.	2,950
378	Calpine Corp.*	6,350
418	CenterPoint Energy, Inc.	8,456
248	CMS Energy Corp.	5,778
288	Consolidated Edison, Inc.	17,384
167	DTE Energy Co.	9,491
320	Edison International	14,387
175	Entergy Corp.	11,293
759	GenOn Energy, Inc.*	1,306
134	Great Plains Energy, Inc.	2,669
94	Hawaiian Electric Industries, Inc.	2,595
77	Integrys Energy Group, Inc.	4,166
186	MDU Resources Group, Inc.	4,179
69	National Fuel Gas Co.	2,983
275	NiSource, Inc.	6,900
308	Northeast Utilities	11,091
224	NRG Energy, Inc.*	3,432
232	NV Energy, Inc.	4,014
96	OGE Energy Corp.	5,111
97	ONEOK, Inc.	8,050
222	Pepco Holdings, Inc.	4,231
107	Pinnacle West Capital Corp.	5,284
568	PPL Corp.	15,546
290	Progress Energy, Inc.	15,898
175	Questar Corp.	3,512
113	SCANA Corp.	5,305
236	Sempra Energy	15,342
211	TECO Energy, Inc.	3,671
110	UGI Corp.	3,155
80	Vectren Corp.	2,346
112	Westar Energy, Inc.	3,205
230	Wisconsin Energy Corp.	8,703
476	Xcel Energy, Inc.	13,338
		265,363
	Total Common Stocks (Cost $2,066,242)	1,905,270

Principal Amount
	U.S. Government & Agency Securities (a) — 8.9%
	Federal Home Loan Bank
$385,435	0.01%, due 06/01/12	385,435
	Federal Home Loan Mortgage Corp.
71,452	0.06%, due 06/01/12	71,452
	Total U.S. Government & Agency Securities (Cost $456,887)	456,887

	Repurchase Agreements (a)(b) — 51.9%
2,665,732	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $2,665,747	2,665,732
	Total Repurchase Agreements (Cost $2,665,732)	2,665,732

	Total Investment Securities (Cost $5,188,861) — 97.9%	5,027,889
	Other assets less liabilities — 2.1%	105,633
	Net Assets — 100.0%	$5,133,522

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,654,522.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,074
Aggregate gross unrealized depreciation	(384,989)
Net unrealized depreciation	$(282,915)
Federal income tax cost of investments	$5,310,804

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$35,372	$(1,634)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	2,668,726	(143,590)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	4,346,987	103,270

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	1,313,894	39,958

		$(1,996)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) — 36.8%
	Consumer Discretionary — 7.8%

110	Aaron’s, Inc.	$2,920
151	Abercrombie & Fitch Co., Class A	5,065
148	Advance Auto Parts, Inc.	10,795
109	AMC Networks, Inc., Class A*	4,206
206	Apollo Group, Inc., Class A*	6,555
34	AutoNation, Inc.*	1,225
51	AutoZone, Inc.*	19,393
80	Bally Technologies, Inc.*	3,724
469	Bed Bath & Beyond, Inc.*	33,885
45	Big Lots, Inc.*	1,654
220	BorgWarner, Inc.*	15,785
139	Brinker International, Inc.	4,491
413	Cablevision Systems Corp., Class A	4,725
75	CarMax, Inc.*	2,116
102	Charter Communications, Inc., Class A*	6,395
235	Chico’s FAS, Inc.	3,433
62	Chipotle Mexican Grill, Inc.*	25,610
5	Choice Hotels International, Inc.	182
258	Darden Restaurants, Inc.	13,346
78	Deckers Outdoor Corp.*	4,342
95	Delphi Automotive plc*	2,758
112	DeVry, Inc.	3,061
189	Dick’s Sporting Goods, Inc.	8,789
530	Discovery Communications, Inc., Class A*	26,553
301	DISH Network Corp., Class A	8,440
199	Dollar General Corp.*	9,733
232	Dollar Tree, Inc.*	23,938
44	DSW, Inc., Class A	2,626
44	Dunkin’ Brands Group, Inc.	1,429
106	Expedia, Inc.	4,864
245	Family Dollar Stores, Inc.	16,599
105	Fossil, Inc.*	7,682
15	Garmin Ltd.	644
286	Gentex Corp.	6,378
86	Genuine Parts Co.	5,418
490	Goodyear Tire & Rubber Co. (The)*	5,120
65	Groupon, Inc.*	692
130	Guess?, Inc.	3,463
360	H&R Block, Inc.	5,497
194	Hanesbrands, Inc.*	5,405
474	Harley-Davidson, Inc.	22,837
92	Harman International Industries, Inc.	3,608
231	Hasbro, Inc.	8,182
11	HomeAway, Inc.*	259
4	Hyatt Hotels Corp., Class A*	148
309	International Game Technology	4,419
346	Interpublic Group of Cos., Inc. (The)	3,595
50	ITT Educational Services, Inc.*	2,845
93	John Wiley & Sons, Inc., Class A	4,232
35	Lamar Advertising Co., Class A*	861
215	Leggett & Platt, Inc.	4,470
525	Liberty Global, Inc., Class A*	24,255
500	Limited Brands, Inc.	22,180
293	LKQ Corp.*	10,677
106	Macy’s, Inc.	4,033
520	Marriott International, Inc., Class A	20,129
52	Marriott Vacations Worldwide Corp.*	1,472
518	Mattel, Inc.	16,125
459	McGraw-Hill Cos., Inc. (The)	19,911
156	MGM Resorts International*	1,689
87	Michael Kors Holdings Ltd.*	3,426
49	Morningstar, Inc.	2,741
111	Netflix, Inc.*	7,042
309	Nordstrom, Inc.	14,637
564	Omnicom Group, Inc.	26,892
257	O’Reilly Automotive, Inc.*	24,618
18	Pandora Media, Inc.*	193
58	Panera Bread Co., Class A*	8,523
227	PetSmart, Inc.	14,628
130	Polaris Industries, Inc.	9,876
18	PVH Corp.	1,458
126	Ralph Lauren Corp.	18,749
54	Regal Entertainment Group, Class A	743
471	Ross Stores, Inc.	29,781
151	Royal Caribbean Cruises Ltd.	3,556
176	Sally Beauty Holdings, Inc.*	4,652
178	Scripps Networks Interactive, Inc., Class A	9,749
7,913	Sirius XM Radio, Inc.*	14,956
391	Starwood Hotels & Resorts Worldwide, Inc.	20,664
128	Tempur-Pedic International, Inc.*	5,915
108	Tesla Motors, Inc.*	3,186
256	Tiffany & Co.	14,180
145	Tractor Supply Co.	13,246
114	TripAdvisor, Inc.*	4,888
115	Tupperware Brands Corp.	6,216
91	Ulta Salon Cosmetics & Fragrance, Inc.	8,133
73	Under Armour, Inc., Class A*	7,353
218	Urban Outfitters, Inc.*	6,097
559	Virgin Media, Inc.	12,315
6	Visteon Corp.*	240
135	WABCO Holdings, Inc.*	6,988
44	Weight Watchers International, Inc.	2,497
104	Williams-Sonoma, Inc.	3,631
128	Wynn Resorts Ltd.	13,189
		819,821
	Consumer Staples — 2.3%

863	Avon Products, Inc.	14,283
175	Brown-Forman Corp., Class B	15,256
76	Bunge Ltd.	4,522
269	Campbell Soup Co.	8,527
166	Church & Dwight Co., Inc.	8,838
16	Clorox Co. (The)	1,101
465	Coca-Cola Enterprises, Inc.	12,722
103	ConAgra Foods, Inc.	2,590
124	Corn Products International, Inc.	6,335
444	Dr. Pepper Snapple Group, Inc.	18,319
224	Flowers Foods, Inc.	4,932
246	Green Mountain Coffee Roasters, Inc.*	5,806
377	H. J. Heinz Co.	20,011
239	Herbalife Ltd.	10,705
227	Hershey Co. (The)	15,177
146	Hormel Foods Corp.	4,367
182	McCormick & Co., Inc. (Non-Voting)	10,258
75	Mead Johnson Nutrition Co.	6,056
281	Monster Beverage Corp.*	20,401
974	Sara Lee Corp.	20,357
310	Whole Foods Market, Inc.	27,469
		238,032
	Energy — 2.8%

255	Alpha Natural Resources, Inc.*	2,672

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
45	Arch Coal, Inc.	$285
32	Atwood Oceanics, Inc.*	1,223
419	Cabot Oil & Gas Corp.	13,634
362	Cameron International Corp.*	16,540
38	CARBO Ceramics, Inc.	3,092
46	Cimarex Energy Co.	2,450
221	Cobalt International Energy, Inc.*	5,006
207	Concho Resources, Inc.*	18,162
454	CONSOL Energy, Inc.	12,748
84	Continental Resources, Inc.*	6,120
91	Core Laboratories N.V.	11,639
671	Denbury Resources, Inc.*	10,145
65	Diamond Offshore Drilling, Inc.	3,782
151	Dresser-Rand Group, Inc.*	6,626
106	EQT Corp.	4,916
274	EXCO Resources, Inc.	1,973
482	FMC Technologies, Inc.*	19,396
179	Forest Oil Corp.*	1,495
177	Helmerich & Payne, Inc.	8,018
383	HollyFrontier Corp.	11,291
55	Kosmos Energy Ltd.*	573
26	Laredo Petroleum Holdings, Inc.*	547
412	McDermott International, Inc.*	4,182
59	Murphy Oil Corp.	2,751
156	Newfield Exploration Co.*	4,674
71	Noble Energy, Inc.	5,997
218	Oceaneering International, Inc.	10,076
86	Oil States International, Inc.*	5,725
34	Patterson-UTI Energy, Inc.	514
543	Peabody Energy Corp.	12,684
200	Pioneer Natural Resources Co.	19,340
278	QEP Resources, Inc.	7,317
16	Quicksilver Resources, Inc.*	71
322	Range Resources Corp.	18,496
42	Rowan Cos. plc*	1,260
129	RPC, Inc.	1,339
822	SandRidge Energy, Inc.*	5,220
103	SM Energy Co.	5,571
309	Superior Energy Services, Inc.*	6,687
7	Tidewater, Inc.	315
307	Ultra Petroleum Corp.*	5,686
235	Whiting Petroleum Corp.*	10,154
		290,392
	Financials — 2.6%

75	Affiliated Managers Group, Inc.*	7,730
181	Apartment Investment & Management Co., Class A (REIT)	4,900
240	Boston Properties, Inc. (REIT)	24,703
114	Camden Property Trust (REIT)	7,423
106	CBOE Holdings, Inc.	2,677
586	CBRE Group, Inc., Class A*	9,640
45	Corporate Office Properties Trust (REIT)	990
215	Digital Realty Trust, Inc. (REIT)	15,216
108	Discover Financial Services	3,576
238	Eaton Vance Corp.	5,793
43	Equity Residential (REIT)	2,627
55	Erie Indemnity Co., Class A	3,953
39	Essex Property Trust, Inc. (REIT)	5,868
94	Federal Realty Investment Trust (REIT)	9,238
147	Federated Investors, Inc., Class B	2,953
37	Green Dot Corp., Class A*	786
59	Greenhill & Co., Inc.	2,057
96	Hudson City Bancorp, Inc.	595
147	IntercontinentalExchange, Inc.*	18,000
67	Jones Lang LaSalle, Inc.	4,858
222	Lazard Ltd., Class A	5,119
58	LPL Investment Holdings, Inc.	1,878
94	Macerich Co. (The) (REIT)	5,363
400	Moody’s Corp.	14,636
241	MSCI, Inc.*	8,148
30	NASDAQ OMX Group, Inc. (The)*	656
162	NYSE Euronext	3,938
133	People’s United Financial, Inc.	1,547
196	Plum Creek Timber Co., Inc. (REIT)	7,154
244	Rayonier, Inc. (REIT)	10,485
277	SEI Investments Co.	4,961
521	T. Rowe Price Group, Inc.	30,004
439	TD Ameritrade Holding Corp.	7,533
35	UDR, Inc. (REIT)	907
21	Validus Holdings Ltd.	659
309	Ventas, Inc. (REIT)	18,175
41	Vornado Realty Trust (REIT)	3,359
173	Waddell & Reed Financial, Inc., Class A	4,967
313	Weyerhaeuser Co. (REIT)	6,232
		269,304
	Health Care — 5.3%

698	Agilent Technologies, Inc.	28,381
369	Alexion Pharmaceuticals, Inc.*	33,420
307	Allscripts Healthcare Solutions, Inc.*	3,322
59	AMERIGROUP Corp.*	3,682
518	AmerisourceBergen Corp.	19,161
289	Amylin Pharmaceuticals, Inc.*	7,661
222	BioMarin Pharmaceutical, Inc.*	7,912
170	Brookdale Senior Living, Inc.*	2,803
170	Bruker Corp.*	2,521
172	C.R. Bard, Inc.	16,717
140	CareFusion Corp.*	3,393
85	Catalyst Health Solutions, Inc.*	7,384
285	Cerner Corp.*	22,219
98	Charles River Laboratories International, Inc.*	3,271
25	Cooper Cos., Inc. (The)	2,129
114	Covance, Inc.*	5,290
191	DaVita, Inc.*	15,519
308	Dendreon Corp.*	2,156
115	DENTSPLY International, Inc.	4,255
230	Edwards Lifesciences Corp.*	19,635
234	Endo Health Solutions, Inc.*	7,610
90	Gen-Probe, Inc.*	7,282
508	Health Management Associates, Inc., Class A*	3,256
98	Henry Schein, Inc.*	7,282
115	Hill-Rom Holdings, Inc.	3,382
282	Hospira, Inc.*	8,815
380	Human Genome Sciences, Inc.*	5,176
115	IDEXX Laboratories, Inc.*	9,757
247	Illumina, Inc.*	10,636
79	Intuitive Surgical, Inc.*	41,325
201	Laboratory Corp. of America Holdings*	16,739
31	Life Technologies Corp.*	1,268
178	Lincare Holdings, Inc.	4,081
96	MEDNAX, Inc.*	5,857
64	Mettler-Toledo International, Inc.*	9,992
797	Mylan, Inc.*	17,271
172	Myriad Genetics, Inc.*	4,150
74	Patterson Cos., Inc.	2,460

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
166	Perrigo Co.	$17,246
290	Quest Diagnostics, Inc.	16,501
146	Regeneron Pharmaceuticals, Inc.*	19,805
289	ResMed, Inc.*	8,953
112	Sirona Dental Systems, Inc.*	4,791
138	SXC Health Solutions Corp.*	12,380
74	Techne Corp.	5,022
45	Tenet Healthcare Corp.*	212
115	Thoratec Corp.*	3,489
96	United Therapeutics Corp.*	4,247
181	Universal Health Services, Inc., Class B	7,014
235	Varian Medical Systems, Inc.*	13,785
366	Vertex Pharmaceuticals, Inc.*	21,975
310	Warner Chilcott plc, Class A*	5,847
184	Waters Corp.*	14,679
239	Watson Pharmaceuticals, Inc.*	17,038
		550,154
	Industrials — 5.5%

107	AECOM Technology Corp.*	1,743
4	Alliant Techsystems, Inc.	196
322	AMETEK, Inc.	16,329
4	Armstrong World Industries, Inc.	186
13	Avery Dennison Corp.	378
236	Babcock & Wilcox Co. (The)*	5,817
184	BE Aerospace, Inc.*	7,971
332	C.H. Robinson Worldwide, Inc.	19,342
10	Carlisle Cos., Inc.	520
116	Chicago Bridge & Iron Co. N.V.	4,169
11	Con-way, Inc.	389
216	Cooper Industries plc	15,228
51	Copa Holdings S.A., Class A	4,234
224	Copart, Inc.*	6,073
15	Covanta Holding Corp.	235
1,019	Delta Air Lines, Inc.*	12,330
306	Donaldson Co., Inc.	10,946
291	Dover Corp.	16,459
99	Dun & Bradstreet Corp. (The)	6,689
259	Eaton Corp.	11,049
13	Equifax, Inc.	587
426	Expeditors International of Washington, Inc.	16,295
591	Fastenal Co.	26,140
102	Flowserve Corp.	10,484
349	Fluor Corp.	16,361
105	Gardner Denver, Inc.	5,678
54	General Cable Corp.*	1,537
102	Goodrich Corp.	12,829
122	Graco, Inc.	5,877
14	GrafTech International Ltd.*	149
14	Harsco Corp.	281
490	Hertz Global Holdings, Inc.*	6,669
149	IDEX Corp.	5,920
99	IHS, Inc., Class A*	9,800
496	Ingersoll-Rand plc	20,490
308	Iron Mountain, Inc.	8,732
183	J.B. Hunt Transport Services, Inc.	10,455
210	Joy Global, Inc.	11,731
165	Kansas City Southern	10,887
11	KAR Auction Services, Inc.*	164
20	KBR, Inc.	509
19	Kennametal, Inc.	660
76	Kirby Corp.*	4,011
96	Landstar System, Inc.	5,059
107	Lennox International, Inc.	4,589
104	Lincoln Electric Holdings, Inc.	4,948
264	Manitowoc Co., Inc. (The)	2,746
718	Masco Corp.	9,097
89	MSC Industrial Direct Co., Inc., Class A	6,382
74	Navistar International Corp.*	2,068
139	Nielsen Holdings N.V.*	3,856
115	Nordson Corp.	6,165
233	Pall Corp.	12,969
125	Parker Hannifin Corp.	10,218
78	Polypore International, Inc.*	2,885
294	Robert Half International, Inc.	8,356
289	Rockwell Automation, Inc.	20,955
293	Rockwell Collins, Inc.	14,758
192	Roper Industries, Inc.	19,434
21	Snap-on, Inc.	1,271
279	Southwest Airlines Co.	2,519
48	Spirit Aerosystems Holdings, Inc., Class A*	1,107
28	SPX Corp.	2,011
172	Stericycle, Inc.*	15,009
32	Textron, Inc.	756
148	Timken Co.	7,060
62	Toro Co. (The)	4,620
24	Towers Watson & Co., Class A	1,446
100	TransDigm Group, Inc.*	12,300
566	United Continental Holdings, Inc.*	14,246
186	UTi Worldwide, Inc.	2,909
46	Valmont Industries, Inc.	5,267
201	Verisk Analytics, Inc., Class A*	9,628
114	W.W. Grainger, Inc.	22,076
216	Waste Connections, Inc.	6,685
41	WESCO International, Inc.*	2,439
97	Westinghouse Air Brake Technologies Corp.	7,043
		579,406
	Information Technology — 6.6%

107	Acme Packet, Inc.*	2,448
1,232	Advanced Micro Devices, Inc.*	7,491
341	Akamai Technologies, Inc.*	10,005
102	Alliance Data Systems Corp.*	12,852
646	Altera Corp.	21,583
332	Amphenol Corp., Class A	17,659
601	Analog Devices, Inc.	21,858
184	ANSYS, Inc.*	11,385
194	Ariba, Inc.*	8,716
33	Arrow Electronics, Inc.*	1,119
859	Atmel Corp.*	6,013
461	Autodesk, Inc.*	14,761
384	Avago Technologies Ltd.	12,710
329	BMC Software, Inc.*	13,923
22	Booz Allen Hamilton Holding Corp.	357
234	Broadridge Financial Solutions, Inc.	4,734
539	Cadence Design Systems, Inc.*	5,498
190	Ciena Corp.*	2,574
377	Citrix Systems, Inc.*	27,551
321	Compuware Corp.*	2,889
13	Cree, Inc.*	326
309	Cypress Semiconductor Corp.*	4,076
106	Dolby Laboratories, Inc., Class A*	4,546
10	DST Systems, Inc.	511
667	Electronic Arts, Inc.*	9,084
94	Equinix, Inc.*	15,332
163	F5 Networks, Inc.*	16,867
93	FactSet Research Systems, Inc.	9,805

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
119	First Solar, Inc.*	$1,495
231	Fiserv, Inc.*	15,576
30	FleetCor Technologies, Inc.*	1,137
320	FLIR Systems, Inc.	6,826
240	Fortinet, Inc.*	5,100
54	Freescale Semiconductor Ltd.*	497
19	Fusion-io, Inc.*	397
195	Gartner, Inc.*	7,933
196	Genpact Ltd.*	3,056
161	Global Payments, Inc.	6,839
64	Harris Corp.	2,546
212	Informatica Corp.*	8,783
125	Intersil Corp., Class A	1,319
607	Intuit, Inc.	34,132
59	IPG Photonics Corp.*	2,525
302	Jabil Circuit, Inc.	5,777
454	JDS Uniphase Corp.*	4,608
260	KLA-Tencor Corp.	11,916
250	Lam Research Corp.*	9,325
173	Lender Processing Services, Inc.	3,993
457	Linear Technology Corp.	13,262
19	LinkedIn Corp., Class A*	1,826
347	LSI Corp.*	2,308
592	Maxim Integrated Products, Inc.	14,895
274	MEMC Electronic Materials, Inc.*	458
382	Microchip Technology, Inc.	11,850
163	MICROS Systems, Inc.*	8,600
182	National Instruments Corp.	4,739
250	NCR Corp.*	5,355
135	NeuStar, Inc., Class A*	4,344
478	Nuance Communications, Inc.*	9,890
1,204	NVIDIA Corp.*	14,966
892	ON Semiconductor Corp.*	6,012
596	Paychex, Inc.	17,862
27	PMC-Sierra, Inc.*	172
354	Polycom, Inc.*	4,050
161	QLogic Corp.*	2,191
207	Rackspace Hosting, Inc.*	10,240
387	Red Hat, Inc.*	19,884
308	Riverbed Technology, Inc.*	5,051
226	Rovi Corp.*	5,521
186	SAIC, Inc.	2,066
75	Silicon Laboratories, Inc.*	2,590
379	Skyworks Solutions, Inc.*	10,180
142	Solera Holdings, Inc.	6,305
20	Synopsys, Inc.*	591
338	Teradata Corp.*	22,470
333	TIBCO Software, Inc.*	8,908
246	Trimble Navigation Ltd.*	11,603
205	VeriFone Systems, Inc.*	7,403
319	VeriSign, Inc.*	12,195
74	Vistaprint N.V.*	2,507
102	WebMD Health Corp.*	2,349
1,268	Western Union Co. (The)	20,795
533	Xilinx, Inc.	17,040
104	Zebra Technologies Corp., Class A*	3,481
181	Zynga, Inc., Class A*	1,133
		695,545
	Materials — 3.2%

157	Airgas, Inc.	13,629
44	AK Steel Holding Corp.	265
184	Albemarle Corp.	11,169
213	Allegheny Technologies, Inc.	6,842
179	Allied Nevada Gold Corp.*	4,643
313	Ball Corp.	12,511
88	Carpenter Technology Corp.	3,965
313	Celanese Corp.	12,461
109	CF Industries Holdings, Inc.	18,635
293	Cliffs Natural Resources, Inc.	14,000
66	Compass Minerals International, Inc.	4,697
313	Crown Holdings, Inc.*	10,670
285	Eastman Chemical Co.	13,270
602	Ecolab, Inc.	38,052
288	FMC Corp.	14,679
75	Huntsman Corp.	960
161	International Flavors & Fragrances, Inc.	9,077
186	International Paper Co.	5,431
105	Intrepid Potash, Inc.*	2,061
44	Kronos Worldwide, Inc.	743
43	Martin Marietta Materials, Inc.	2,901
112	Molycorp, Inc.*	2,204
185	Packaging Corp. of America	4,964
317	PPG Industries, Inc.	32,790
22	Reliance Steel & Aluminum Co.	1,039
139	Rock-Tenn Co., Class A	7,171
130	Rockwood Holdings, Inc.*	6,292
118	Royal Gold, Inc.	7,981
13	Schnitzer Steel Industries, Inc., Class A	339
74	Scotts Miracle-Gro Co. (The), Class A	3,195
180	Sherwin-Williams Co. (The)	23,335
244	Sigma-Aldrich Corp.	16,926
99	Silgan Holdings, Inc.	4,138
245	Solutia, Inc.	6,728
319	Steel Dynamics, Inc.	3,362
91	Titanium Metals Corp.	1,045
24	Valspar Corp.	1,157
125	Walter Energy, Inc.	6,056
8	Westlake Chemical Corp.	436
133	WR Grace & Co.*	6,982
		336,801
	Telecommunication Services — 0.6%

382	Clearwire Corp., Class A*	462
582	Crown Castle International Corp.*	31,777
45	Level 3 Communications, Inc.*	955
557	MetroPCS Communications, Inc.*	3,565
299	NII Holdings, Inc.*	3,445
243	SBA Communications Corp., Class A*	12,624
258	tw telecom, inc.*	5,983
650	Windstream Corp.	6,084
		64,895
	Utilities — 0.1%

29	Aqua America, Inc.	670
102	ITC Holdings Corp.	7,033
24	National Fuel Gas Co.	1,037
16	ONEOK, Inc.	1,328
		10,068
	Total Common Stocks (Cost $3,901,162)	3,854,418

See accompanying notes to the financial statements.

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.5%
	Federal Home Loan Bank
$756,293	0.01%, due 06/01/12	$756,293
	Federal Home Loan Mortgage Corp.
140,201	0.06%, due 06/01/12	140,201
	Total U.S. Government & Agency Securities (Cost $896,494)	896,494

	Repurchase Agreements (a)(b) — 52.2%
5,483,487	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $5,483,515	5,483,487
	Total Repurchase Agreements (Cost $5,483,487)	5,483,487

	Total Investment Securities (Cost $10,281,143) — 97.5%	10,234,399
	Other assets less liabilities — 2.5%	265,521
	Net Assets — 100.0%	$10,499,920

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $3,202,360.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,165
Aggregate gross unrealized depreciation	(304,505)
Net unrealized depreciation	$(49,340)
Federal income tax cost of investments	$10,283,739

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$271,991	$(14,380)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	4,107,597	(274,800)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	8,457,358	328,800

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	4,307,504	150,582

		$190,202

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

Ultra Russell2000 Value

Shares		Value
	Common Stocks (a) — 42.2%
	Consumer Discretionary — 5.2%

145	1-800-Flowers.com, Inc., Class A*	$429
110	A.H. Belo Corp., Class A	440
80	Ambassadors Group, Inc.	401
309	American Axle & Manufacturing Holdings, Inc.*	2,861
194	American Greetings Corp., Class A	2,722
24	America’s Car-Mart, Inc.*	1,036
71	Arctic Cat, Inc.*	2,567
172	Asbury Automotive Group, Inc.*	4,598
85	Ascent Capital Group, Inc., Class A*	4,452
171	Barnes & Noble, Inc.*	2,810
596	Beazer Homes USA, Inc.*	1,556
226	bebe stores, inc.	1,442
385	Belo Corp., Class A	2,225
85	Benihana, Inc.	1,369
130	Big 5 Sporting Goods Corp.	846
6	Biglari Holdings, Inc.*	2,349
110	Black Diamond, Inc.*	990
31	Blyth, Inc.	2,316
179	Bob Evans Farms, Inc.	7,257
73	Bon-Ton Stores, Inc. (The)	384
323	Boyd Gaming Corp.*	2,461
247	Brown Shoe Co., Inc.	2,937
87	Build-A-Bear Workshop, Inc.*	395
255	Cabela’s, Inc.*	9,012
152	Caesars Entertainment Corp.*	1,845
379	Callaway Golf Co.	2,092
97	Cambium Learning Group, Inc.*	119
41	Caribou Coffee Co., Inc.*	488
39	Carter’s, Inc.*	2,103
248	Casual Male Retail Group, Inc.*	756
40	Cavco Industries, Inc.*	1,686
216	Central European Media Enterprises Ltd., Class A*	1,285
685	Charming Shoppes, Inc.*	5,028
7	Cherokee, Inc.	85
144	Children’s Place Retail Stores, Inc. (The)*	6,620
211	Christopher & Banks Corp.	253
54	Churchill Downs, Inc.	3,240
51	Cinemark Holdings, Inc.	1,176
88	Citi Trends, Inc.*	1,216
429	Coldwater Creek, Inc.*	356
363	Collective Brands, Inc.*	7,721
23	Columbia Sportswear Co.	1,106
78	Conn’s, Inc.*	1,364
58	Core-Mark Holding Co., Inc.	2,522
459	Corinthian Colleges, Inc.*	1,258
41	Cost Plus, Inc.*	906
8	Cracker Barrel Old Country Store, Inc.	490
165	Crown Media Holdings, Inc., Class A*	243
48	CSS Industries, Inc.	914
191	Cumulus Media, Inc., Class A*	535
51	Dana Holding Corp.	679
38	Delta Apparel, Inc.*	538
161	Denny’s Corp.*	694
30	Dial Global, Inc.*	84
10	Digital Domain Media Group, Inc.*	73
38	Digital Generation, Inc.*	361
212	Domino’s Pizza, Inc.	6,511
70	Drew Industries, Inc.*	1,858
186	E.W. Scripps Co. (The), Class A*	1,672
5	Einstein Noah Restaurant Group, Inc.	86
143	Entercom Communications Corp., Class A*	705
123	Entravision Communications Corp., Class A	165
92	Ethan Allen Interiors, Inc.	2,071
342	Exide Technologies*	793
569	Fifth & Pacific Co., Inc.*	6,811
212	Finish Line, Inc. (The), Class A	4,371
52	Fisher Communications, Inc.*	1,489
39	Francesca’s Holdings Corp.*	915
218	Fred’s, Inc., Class A	2,998
98	Fuel Systems Solutions, Inc.*	1,470
247	Furniture Brands International, Inc.*	287
210	Gaylord Entertainment Co.*	7,969
125	Genesco, Inc.*	8,312
3	Global Sources Ltd.*	16
2	Gordmans Stores, Inc.*	36
292	Gray Television, Inc.*	406
134	Group 1 Automotive, Inc.	7,016
261	Harte-Hanks, Inc.	2,203
111	Haverty Furniture Cos., Inc.	1,348
182	Helen of Troy Ltd.*	5,729
94	hhgregg, Inc.*	1,011
249	Hot Topic, Inc.	2,468
491	Hovnanian Enterprises, Inc., Class A*	918
430	Iconix Brand Group, Inc.*	6,441
173	International Speedway Corp., Class A	4,159
120	Isle of Capri Casinos, Inc.*	642
245	Jack in the Box, Inc.*	6,333
160	JAKKS Pacific, Inc.	2,958
28	Johnson Outdoors, Inc., Class A*	509
476	Jones Group, Inc. (The)	4,589
254	Journal Communications, Inc., Class A*	1,077
453	KB Home	3,284
30	Kenneth Cole Productions, Inc., Class A*	453
91	Kirkland’s, Inc.*	986
12	Knology, Inc.*	234
154	K-Swiss, Inc., Class A*	460
306	La-Z-Boy, Inc.*	4,318
244	LeapFrog Enterprises, Inc.*	2,542
23	Life Time Fitness, Inc.*	986
55	Lifetime Brands, Inc.	617
161	LIN TV Corp., Class A*	464
133	Lincoln Educational Services Corp.	771
130	Lithia Motors, Inc., Class A	3,175
831	Live Nation Entertainment, Inc.*	7,770
111	Luby’s, Inc.*	567
110	M/I Homes, Inc.*	1,652
70	Mac-Gray Corp.	867
120	Marcus Corp.	1,600
31	Marine Products Corp.	162
137	MarineMax, Inc.*	1,321
160	Martha Stewart Living Omnimedia, Class A	478
107	Matthews International Corp., Class A	3,223
22	Mattress Firm Holding Corp.*	753
340	McClatchy Co. (The), Class A*	745
221	MDC Holdings, Inc.	6,347
251	Men’s Wearhouse, Inc. (The)	9,033
214	Meredith Corp.	6,332
165	Meritage Homes Corp.*	4,952
274	Modine Manufacturing Co.*	1,776
52	Monarch Casino & Resort, Inc.*	482
83	Morgans Hotel Group Co.*	373

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
71	Motorcar Parts of America, Inc.*	$307
102	Movado Group, Inc.	2,825
158	Multimedia Games Holding Co., Inc.*	1,992
150	New York & Co., Inc.*	530
808	New York Times Co. (The), Class A*	5,373
52	Nexstar Broadcasting Group, Inc., Class A*	345
1,635	Office Depot, Inc.*	3,515
506	OfficeMax, Inc.*	2,464
123	Orbitz Worldwide, Inc.*	449
561	Orient-Express Hotels Ltd., Class A*	4,735
85	Outdoor Channel Holdings, Inc.	559
10	P.F. Chang’s China Bistro, Inc.	513
279	Pacific Sunwear of California, Inc.*	399
263	Penske Automotive Group, Inc.	6,465
310	Pep Boys-Manny Moe & Jack (The)	2,877
67	Perry Ellis International, Inc.*	1,260
395	Pier 1 Imports, Inc.	6,439
343	Pinnacle Entertainment, Inc.*	3,355
764	Quiksilver, Inc.*	2,101
46	R.G. Barry Corp.	592
86	Red Lion Hotels Corp.*	728
8	Red Robin Gourmet Burgers, Inc.*	256
340	Regis Corp.	6,225
346	Rent-A-Center, Inc.	11,650
383	Ruby Tuesday, Inc.*	2,750
172	Ruth’s Hospitality Group, Inc.*	1,128
261	Ryland Group, Inc. (The)	5,836
21	Saga Communications, Inc., Class A*	733
679	Saks, Inc.*	6,695
157	Scholastic Corp.	4,231
95	School Specialty, Inc.*	286
163	Scientific Games Corp., Class A*	1,392
291	Sealy Corp.*	489
42	Select Comfort Corp.*	1,149
32	Shiloh Industries, Inc.	314
82	Shoe Carnival, Inc.*	1,737
61	Shuffle Master, Inc.*	967
276	Sinclair Broadcast Group, Inc., Class A	2,247
221	Skechers U.S.A., Inc., Class A*	3,755
37	Skullcandy, Inc.*	485
40	Skyline Corp.	182
235	Smith & Wesson Holding Corp.*	1,584
237	Sonic Automotive, Inc., Class A	3,529
196	Spartan Motors, Inc.	882
70	Speedway Motorsports, Inc.	1,153
183	Stage Stores, Inc.	3,146
116	Standard Motor Products, Inc.	1,567
626	Standard Pacific Corp.*	3,230
162	Stein Mart, Inc.*	1,173
39	Steinway Musical Instruments, Inc.*	876
441	Stewart Enterprises, Inc., Class A	2,721
79	Summer Infant, Inc.*	240
138	Superior Industries International, Inc.	2,317
60	Systemax, Inc.*	730
412	Talbots, Inc.*	1,005
28	Teavana Holdings, Inc.*	372
24	Texas Roadhouse, Inc.	436
70	Town Sports International Holdings, Inc.*	820
254	Tuesday Morning Corp.*	1,062
82	Unifi, Inc.*	904
54	Universal Electronics, Inc.*	707
44	Vail Resorts, Inc.	1,913
1	Value Line, Inc.	12
48	ValueVision Media, Inc., Class A*	84
106	VOXX International Corp.*	1,045
38	Warnaco Group, Inc. (The)*	1,691
87	West Marine, Inc.*	907
533	Wet Seal, Inc. (The), Class A*	1,514
42	Weyco Group, Inc.	981
17	World Wrestling Entertainment, Inc., Class A	134
189	Zale Corp.*	442
		406,263
	Consumer Staples — 1.3%

13	Alico, Inc.	317
513	Alliance One International, Inc.*	1,472
110	Andersons, Inc. (The)	4,790
3	Arden Group, Inc., Class A	248
120	B&G Foods, Inc.	2,890
79	Cal-Maine Foods, Inc.	2,808
428	Central European Distribution Corp.*	1,678
247	Central Garden and Pet Co., Class A*	2,277
25	Chefs’ Warehouse, Inc. (The)*	476
268	Chiquita Brands International, Inc.*	1,453
41	Craft Brew Alliance, Inc.*	326
172	Dole Food Co., Inc.*	1,527
27	Elizabeth Arden, Inc.*	930
38	Farmer Bros Co.*	260
215	Fresh Del Monte Produce, Inc.	5,046
15	Griffin Land & Nurseries, Inc.	354
159	Hain Celestial Group, Inc. (The)*	8,823
53	Harbinger Group, Inc.*	252
133	Harris Teeter Supermarkets, Inc.	4,991
72	Imperial Sugar Co.	454
74	Ingles Markets, Inc., Class A	1,155
71	MGP Ingredients, Inc.	234
71	Nash Finch Co.	1,463
54	Nutraceutical International Corp.*	808
24	Oil-Dri Corp. of America	461
103	Omega Protein Corp.*	687
125	Pantry, Inc. (The)*	1,614
298	Pilgrim’s Pride Corp.*	2,447
296	Prestige Brands Holdings, Inc.*	4,064
28	Primo Water Corp.*	35
64	Revlon, Inc., Class A*	953
3,208	Rite Aid Corp.*	4,170
71	Roundy’s, Inc.	766
130	Sanderson Farms, Inc.	7,142
52	Schiff Nutrition International, Inc.*	874
54	Seneca Foods Corp., Class A*	1,177
185	Smart Balance, Inc.*	1,097
278	Snyder’s-Lance, Inc.	7,170
133	Spartan Stores, Inc.	2,228
21	Spectrum Brands Holdings, Inc.*	725
72	Star Scientific, Inc.*	279
55	Susser Holdings Corp.*	1,609
11	Tootsie Roll Industries, Inc.	246
86	TreeHouse Foods, Inc.*	4,903
136	Universal Corp.	6,143
90	Vector Group Ltd.	1,494
37	Village Super Market, Inc., Class A	925
65	Weis Markets, Inc.	2,837
		99,078
	Energy — 1.8%

16	Alon USA Energy, Inc.	136
43	Approach Resources, Inc.*	1,205
257	Bill Barrett Corp.*	4,963

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
21	Bonanza Creek Energy, Inc.*	$358
456	BPZ Resources, Inc.*	1,409
214	Bristow Group, Inc.	8,571
34	C&J Energy Services, Inc.*	608
216	Cal Dive International, Inc.*	555
346	CAMAC Energy, Inc.*	253
15	Ceres, Inc.*	158
285	Cloud Peak Energy, Inc.*	4,412
281	Comstock Resources, Inc.*	4,201
129	Crimson Exploration, Inc.*	512
26	Crosstex Energy, Inc.	351
34	Dawson Geophysical Co.*	772
84	Delek U.S. Holdings, Inc.	1,353
380	DHT Holdings, Inc.	258
219	Endeavour International Corp.*	2,188
170	Energy Partners Ltd.*	2,684
377	Exterran Holdings, Inc.*	4,351
304	Frontline Ltd.	1,432
342	Gastar Exploration Ltd.*	616
72	GeoResources, Inc.*	2,570
273	GMX Resources, Inc.*	264
99	Green Plains Renewable Energy, Inc.*	702
72	Gulf Island Fabrication, Inc.	1,800
115	GulfMark Offshore, Inc., Class A*	4,104
2	Hallador Energy Co.	14
220	Harvest Natural Resources, Inc.*	1,208
349	Heckmann Corp.*	1,180
625	Helix Energy Solutions Group, Inc.*	10,706
781	Hercules Offshore, Inc.*	2,585
182	Hornbeck Offshore Services, Inc.*	6,077
209	James River Coal Co.*	525
76	Key Energy Services, Inc.*	753
28	KiOR, Inc., Class A*	253
130	Knightsbridge Tankers Ltd.	1,206
131	L&L Energy, Inc.*	195
30	Matador Resources Co.*	302
131	Matrix Service Co.*	1,361
183	Miller Energy Resources, Inc.*	738
34	Mitcham Industries, Inc.*	643
72	Natural Gas Services Group, Inc.*	992
496	Newpark Resources, Inc.*	2,872
312	Nordic American Tankers Ltd.	3,913
157	Overseas Shipholding Group, Inc.	1,714
687	Parker Drilling Co.*	3,359
36	Patriot Coal Corp.*	85
269	Penn Virginia Corp.	1,512
176	Petroleum Development Corp.*	4,372
253	Petroquest Energy, Inc.*	1,252
77	PHI, Inc. (Non-Voting)*	1,833
77	Pioneer Drilling Co.*	573
19	Renewable Energy Group, Inc.*	132
36	REX American Resources Corp.*	663
35	Rex Energy Corp.*	352
21	Sanchez Energy Corp.*	507
195	Scorpio Tankers, Inc.*	1,090
245	SemGroup Corp., Class A*	7,387
265	Ship Finance International Ltd.	4,105
15	Solazyme, Inc.*	164
250	Swift Energy Co.*	4,978
310	Teekay Tankers Ltd., Class A	1,262
34	Tesco Corp.*	409
403	TETRA Technologies, Inc.*	2,575
131	Triangle Petroleum Corp.*	668
144	U.S. Energy Corp.*	324
84	Union Drilling, Inc.*	389
110	Ur-Energy, Inc.*	98
684	USEC, Inc.*	494
265	Vaalco Energy, Inc.*	2,260
1,029	Vantage Drilling Co.*	1,544
133	Venoco, Inc.*	1,241
75	Voyager Oil & Gas, Inc.*	140
353	Warren Resources, Inc.*	759
19	Western Refining, Inc.	367
45	Westmoreland Coal Co.*	337
186	Willbros Group, Inc.*	1,064
180	World Fuel Services Corp.	6,750
		141,068
	Financials — 16.3%

90	1st Source Corp.	1,918
179	1st United Bancorp, Inc./FL*	1,031
199	Acadia Realty Trust (REIT)	4,452
48	AG Mortgage Investment Trust, Inc. (REIT)	960
67	Agree Realty Corp. (REIT)	1,402
28	Alliance Financial Corp./NY	879
507	Alterra Capital Holdings Ltd.	11,260
10	American Assets Trust, Inc. (REIT)	226
243	American Campus Communities, Inc. (REIT)	10,668
92	American Capital Mortgage Investment Corp. (REIT)	2,189
350	American Equity Investment Life Holding Co.	3,703
62	American Safety Insurance Holdings Ltd.*	1,114
140	Ameris Bancorp*	1,592
108	AMERISAFE, Inc.*	2,958
49	Ames National Corp.	995
124	AmTrust Financial Services, Inc.	3,565
789	Anworth Mortgage Asset Corp. (REIT)	5,310
121	Apollo Commercial Real Estate Finance, Inc. (REIT)	1,921
1,154	Apollo Investment Corp.	8,586
53	Apollo Residential Mortgage, Inc.	994
152	Argo Group International Holdings Ltd.	4,253
47	Arlington Asset Investment Corp., Class A	1,061
1,046	ARMOUR Residential REIT, Inc. (REIT)	7,301
56	Arrow Financial Corp.	1,336
14	Artio Global Investors, Inc.	43
307	Ashford Hospitality Trust, Inc. (REIT)	2,625
232	Associated Estates Realty Corp. (REIT)	3,668
512	Astoria Financial Corp.	4,603
53	AV Homes, Inc.*	596
49	Baldwin & Lyons, Inc., Class B	1,041
40	Bancfirst Corp.	1,517
164	Banco Latinoamericano de Comercio Exterior S.A., Class E	3,198
172	Bancorp, Inc. (The)/DE*	1,563
556	BancorpSouth, Inc.	7,500
271	Bank Mutual Corp.	932
34	Bank of Kentucky Financial Corp.	815
31	Bank of Marin Bancorp	1,103
143	Bank of the Ozarks, Inc.	4,153
124	BankFinancial Corp.	841
103	Banner Corp.	1,978
437	BBCN Bancorp, Inc.*	4,715

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
196	Beneficial Mutual Bancorp, Inc.*	$1,695
122	Berkshire Hills Bancorp, Inc.	2,662
906	BioMed Realty Trust, Inc. (REIT)	16,353
430	BlackRock Kelso Capital Corp.	4,042
54	BofI Holding, Inc.*	1,014
454	Boston Private Financial Holdings, Inc.	4,095
26	Bridge Bancorp, Inc.	510
54	Bridge Capital Holdings*	828
399	Brookline Bancorp, Inc.	3,507
50	Bryn Mawr Bank Corp.	1,024
112	Calamos Asset Management, Inc., Class A	1,219
12	California First National Bancorp	182
45	Camden National Corp.	1,451
180	Campus Crest Communities, Inc. (REIT)	1,940
68	Cape Bancorp, Inc.*	558
82	Capital Bank Corp.*	171
67	Capital City Bank Group, Inc.	450
17	Capital Southwest Corp.	1,487
401	CapLease, Inc. (REIT)	1,576
532	Capstead Mortgage Corp. (REIT)	7,326
170	Cardinal Financial Corp.	1,938
35	Cascade Bancorp*	193
115	Cash America International, Inc.	5,115
463	Cathay General Bancorp	7,677
601	CBL & Associates Properties, Inc. (REIT)	10,493
330	Cedar Realty Trust, Inc. (REIT)	1,584
71	Center Bancorp, Inc.	732
177	CenterState Banks, Inc.	1,281
90	Central Pacific Financial Corp.*	1,155
20	Century Bancorp, Inc./MA, Class A	559
40	Charter Financial Corp./GA	358
81	Chatham Lodging Trust (REIT)	1,051
162	Chemical Financial Corp.	3,293
189	Chesapeake Lodging Trust (REIT)	3,411
70	CIFC Corp.*	514
72	Citizens & Northern Corp.	1,256
223	Citizens, Inc./TX*	1,800
90	City Holding Co.	2,896
45	Clifton Savings Bancorp, Inc.	459
72	CNB Financial Corp./PA	1,075
1,306	CNO Financial Group, Inc.*	8,959
205	CoBiz Financial, Inc.	1,246
18	Cohen & Steers, Inc.	582
518	Colonial Properties Trust (REIT)	10,987
194	Colony Financial, Inc. (REIT)	3,259
233	Columbia Banking System, Inc.	4,222
229	Community Bank System, Inc.	6,094
82	Community Trust Bancorp, Inc.	2,708
238	Compass Diversified Holdings	3,123
25	Consolidated-Tomoka Land Co.	694
117	Coresite Realty Corp. (REIT)	2,790
537	Cousins Properties, Inc. (REIT)	3,888
394	Cowen Group, Inc., Class A*	1,001
337	CreXus Investment Corp. (REIT)	3,303
722	CubeSmart (REIT)	8,166
526	CVB Financial Corp.	5,728
658	CYS Investments, Inc. (REIT)	9,001
1,447	DCT Industrial Trust, Inc. (REIT)	8,422
986	DiamondRock Hospitality Co. (REIT)	9,801
183	Dime Community Bancshares, Inc.	2,390
46	Donegal Group, Inc., Class A	684
750	Doral Financial Corp.*	1,080
214	DuPont Fabros Technology, Inc. (REIT)	5,455
319	Dynex Capital, Inc. (REIT)	2,964
99	Eagle Bancorp, Inc.*	1,588
91	EastGroup Properties, Inc. (REIT)	4,511
119	Edelman Financial Group, Inc.	1,022
542	Education Realty Trust, Inc. (REIT)	5,973
118	eHealth, Inc.*	1,892
27	EMC Insurance Group, Inc.	536
192	Employers Holdings, Inc.	3,245
50	Encore Bancshares, Inc.*	1,031
41	Enstar Group Ltd.*	3,736
34	Enterprise Bancorp, Inc./MA	540
81	Enterprise Financial Services Corp.	876
275	Entertainment Properties Trust (REIT)	11,349
60	Equity Lifestyle Properties, Inc. (REIT)	3,952
316	Equity One, Inc. (REIT)	6,276
73	ESB Financial Corp.	909
63	ESSA Bancorp, Inc.	649
182	Excel Trust, Inc. (REIT)	2,128
371	Extra Space Storage, Inc. (REIT)	10,522
67	FBL Financial Group, Inc., Class A	1,711
264	FBR & Co.*	702
58	Federal Agricultural Mortgage Corp., Class C	1,399
367	FelCor Lodging Trust, Inc. (REIT)*	1,523
24	Fidus Investment Corp.	330
485	Fifth Street Finance Corp.	4,612
81	Financial Institutions, Inc.	1,324
620	First American Financial Corp.	9,771
52	First Bancorp, Inc./ME	738
89	First Bancorp/NC	827
454	First Busey Corp.	2,107
618	First Commonwealth Financial Corp.	3,875
94	First Community Bancshares, Inc./VA	1,165
105	First Connecticut Bancorp, Inc./CT	1,368
57	First Defiance Financial Corp.	911
343	First Financial Bancorp	5,268
102	First Financial Bankshares, Inc.	3,270
66	First Financial Corp./IN	1,851
97	First Financial Holdings, Inc.	931
510	First Industrial Realty Trust, Inc. (REIT)*	6,084
93	First Interstate BancSystem, Inc.	1,297
325	First Marblehead Corp. (The)*	371
151	First Merchants Corp.	1,771
439	First Midwest Bancorp, Inc./IL	4,430
45	First of Long Island Corp. (The)	1,213
54	First Pactrust Bancorp, Inc.	608
295	First Potomac Realty Trust (REIT)	3,540
644	FirstMerit Corp.	10,240
1,152	Flagstar Bancorp, Inc.*	877
291	Flagstone Reinsurance Holdings S.A.	2,150
185	Flushing Financial Corp.	2,386
801	FNB Corp./PA	8,507
209	Forestar Group, Inc.*	2,819
34	Fortegra Financial Corp.*	272
76	Fox Chase Bancorp, Inc.	974
82	Franklin Financial Corp./VA*	1,257
416	Franklin Street Properties Corp. (REIT)	4,060
25	FX Alliance, Inc.*	412
102	FXCM, Inc., Class A	1,049
44	Gain Capital Holdings, Inc.	216
15	GAMCO Investors, Inc., Class A	623

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
74	German American Bancorp, Inc.	$1,355
82	Getty Realty Corp. (REIT)	1,320
416	GFI Group, Inc.	1,132
424	Glacier Bancorp, Inc.	6,084
124	Gladstone Capital Corp.	918
38	Gladstone Commercial Corp. (REIT)	602
130	Gladstone Investment Corp.	955
455	Gleacher & Co., Inc.*	387
105	Glimcher Realty Trust (REIT)	966
76	Global Indemnity plc*	1,587
70	Golub Capital BDC, Inc.	1,020
209	Government Properties Income Trust (REIT)	4,471
60	Great Southern Bancorp, Inc.	1,405
128	Greenlight Capital Re Ltd., Class A*	3,169
42	Hallmark Financial Services*	299
450	Hancock Holding Co.	13,721
185	Hanmi Financial Corp.*	1,737
183	Harris & Harris Group, Inc.*	646
561	Hatteras Financial Corp. (REIT)	16,017
458	Healthcare Realty Trust, Inc. (REIT)	10,021
78	Heartland Financial USA, Inc.	1,482
288	Hercules Technology Growth Capital, Inc.	3,041
123	Heritage Commerce Corp.*	758
92	Heritage Financial Corp./WA	1,274
969	Hersha Hospitality Trust (REIT)	5,165
103	Highwoods Properties, Inc. (REIT)	3,323
235	Hilltop Holdings, Inc.*	2,444
132	Home BancShares, Inc./AR	3,713
92	Home Federal Bancorp, Inc./ID	823
30	Home Loan Servicing Solutions Ltd.	401
26	HomeStreet, Inc.*	858
235	Horace Mann Educators Corp.	4,021
183	Hudson Pacific Properties, Inc. (REIT)	2,932
92	Hudson Valley Holding Corp.	1,536
174	Iberiabank Corp.	8,437
203	ICG Group, Inc.*	1,766
16	Imperial Holdings, Inc.*	65
48	Independence Holding Co.	434
126	Independent Bank Corp./MA	3,406
73	Infinity Property & Casualty Corp.	3,917
454	Inland Real Estate Corp. (REIT)	3,732
312	International Bancshares Corp.	5,763
82	INTL FCStone, Inc.*	1,499
680	Invesco Mortgage Capital, Inc. (REIT)	12,335
230	Investment Technology Group, Inc.*	2,180
235	Investors Bancorp, Inc.*	3,511
402	Investors Real Estate Trust (REIT)	2,858
483	iStar Financial, Inc. (REIT)*	2,739
89	JMP Group, Inc.	517
25	Kansas City Life Insurance Co.	779
195	KBW, Inc.	3,161
78	Kearny Financial Corp.	722
159	Kennedy-Wilson Holdings, Inc.	2,073
204	Kilroy Realty Corp. (REIT)	9,366
328	Kite Realty Group Trust (REIT)	1,555
591	Knight Capital Group, Inc., Class A*	7,429
113	Kohlberg Capital Corp.	643
134	Lakeland Bancorp, Inc.	1,205
95	Lakeland Financial Corp.	2,441
501	LaSalle Hotel Properties (REIT)	13,818
705	Lexington Realty Trust (REIT)	5,859
147	LTC Properties, Inc. (REIT)	4,744
298	Maiden Holdings Ltd.	2,426
135	Main Street Capital Corp.	3,133
119	MainSource Financial Group, Inc.	1,316
62	Manning & Napier, Inc.	861
51	Marlin Business Services Corp.	735
321	MB Financial, Inc.	6,520
454	MCG Capital Corp.	2,002
298	Meadowbrook Insurance Group, Inc.	2,649
106	Medallion Financial Corp.	1,094
792	Medical Properties Trust, Inc. (REIT)	7,128
66	Medley Capital Corp.	730
28	Merchants Bancshares, Inc.	741
52	Meridian Interstate Bancorp, Inc.*	684
82	Metro Bancorp, Inc.*	928
2,098	MFA Financial, Inc. (REIT)	15,987
1,106	MGIC Investment Corp.*	2,809
45	MidSouth Bancorp, Inc.	593
104	Mission West Properties, Inc. (REIT)	875
231	Monmouth Real Estate Investment Corp., Class A (REIT)	2,345
341	Montpelier Re Holdings Ltd.	7,120
289	MPG Office Trust, Inc. (REIT)*	514
141	MVC Capital, Inc.	1,768
41	National Bankshares, Inc.	1,189
244	National Financial Partners Corp.*	3,245
80	National Health Investors, Inc. (REIT)	3,862
41	National Interstate Corp.	1,023
729	National Penn Bancshares, Inc.	6,495
615	National Retail Properties, Inc. (REIT)	16,291
13	National Western Life Insurance Co., Class A	1,643
64	Navigators Group, Inc. (The)*	3,101
203	NBT Bancorp, Inc.	4,034
152	Nelnet, Inc., Class A	3,548
43	New Mountain Finance Corp.	611
55	Newcastle Investment Corp. (REIT)	365
161	NewStar Financial, Inc.*	1,800
127	NGP Capital Resources Co.	869
57	Nicholas Financial, Inc.	724
95	Northfield Bancorp, Inc./NJ	1,313
786	NorthStar Realty Finance Corp. (REIT)	4,071
574	Northwest Bancshares, Inc.	6,584
86	OceanFirst Financial Corp.	1,213
565	Ocwen Financial Corp.*	9,057
558	Old National Bancorp/IN	6,467
32	Omega Healthcare Investors, Inc. (REIT)	676
66	OmniAmerican Bancorp, Inc.*	1,305
65	One Liberty Properties, Inc. (REIT)	1,152
131	OneBeacon Insurance Group Ltd., Class A	1,712
61	Oppenheimer Holdings, Inc., Class A	855
243	Oriental Financial Group, Inc.	2,544
270	Oritani Financial Corp.	3,696
41	Orrstown Financial Services, Inc.	311
24	Pacific Capital Bancorp NA*	1,093
109	Pacific Continental Corp.	981
178	PacWest Bancorp	4,060
76	Park National Corp.	4,904
189	Park Sterling Corp.*	841
129	Parkway Properties, Inc./MD (REIT)	1,360
300	Pebblebrook Hotel Trust (REIT)	6,585
323	PennantPark Investment Corp.	3,149
23	Penns Woods Bancorp, Inc.	872
328	Pennsylvania Real Estate Investment Trust (REIT)	4,159

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
243	PennyMac Mortgage Investment Trust (REIT)	$4,488
62	Peoples Bancorp, Inc./OH	1,164
331	PHH Corp.*	5,485
685	Phoenix Cos., Inc. (The)*	1,110
134	PICO Holdings, Inc.*	2,969
201	Pinnacle Financial Partners, Inc.*	3,429
93	Piper Jaffray Cos.*	2,038
208	Platinum Underwriters Holdings Ltd.	7,550
312	Post Properties, Inc. (REIT)	15,104
109	Potlatch Corp. (REIT)	3,124
128	Presidential Life Corp.	1,128
163	Primerica, Inc.	3,923
354	PrivateBancorp, Inc.	5,214
180	ProAssurance Corp.	15,865
718	Prospect Capital Corp.	7,733
276	Prosperity Bancshares, Inc.	11,791
356	Provident Financial Services, Inc.	4,966
224	Provident New York Bancorp	1,729
88	PS Business Parks, Inc. (REIT)	5,798
784	Radian Group, Inc.	1,944
294	RAIT Financial Trust (REIT)	1,197
271	Ramco-Gershenson Properties Trust (REIT)	3,228
463	Redwood Trust, Inc. (REIT)	5,607
148	Renasant Corp.	2,263
58	Republic Bancorp, Inc./KY, Class A	1,224
490	Resource Capital Corp. (REIT)	2,617
293	Retail Opportunity Investments Corp. (REIT)	3,522
107	RLI Corp.	7,130
162	RLJ Lodging Trust (REIT)	2,856
174	Rockville Financial, Inc.	1,958
44	Roma Financial Corp.	354
165	S&T Bancorp, Inc.	2,833
60	S.Y. Bancorp, Inc.	1,352
157	Sabra Health Care REIT, Inc. (REIT)	2,258
122	Safeguard Scientifics, Inc.*	1,848
74	Safety Insurance Group, Inc.	2,968
142	Sandy Spring Bancorp, Inc.	2,526
89	SCBT Financial Corp.	3,016
118	SeaBright Holdings, Inc.	1,001
427	Seacoast Banking Corp. of Florida*	645
318	Selective Insurance Group, Inc.	5,374
70	Sierra Bancorp	629
102	Simmons First National Corp., Class A	2,426
215	Solar Capital Ltd.	4,681
46	Solar Senior Capital Ltd.	765
102	Southside Bancshares, Inc.	2,140
115	Southwest Bancorp, Inc./OK*	1,099
163	Sovran Self Storage, Inc. (REIT)	8,044
94	STAG Industrial, Inc. (REIT)	1,292
668	Starwood Property Trust, Inc. (REIT)	13,387
76	State Auto Financial Corp.	1,037
186	State Bank Financial Corp.*	3,134
135	StellarOne Corp.	1,631
182	Sterling Bancorp/NY	1,656
158	Sterling Financial Corp./WA*	2,831
107	Stewart Information Services Corp.	1,480
191	Stifel Financial Corp.*	6,072
837	Strategic Hotels & Resorts, Inc. (REIT)*	5,215
57	Suffolk Bancorp*	674
161	Summit Hotel Properties, Inc. (REIT)	1,283
234	Sun Bancorp, Inc./NJ*	548
156	Sun Communities, Inc. (REIT)	6,429
696	Sunstone Hotel Investors, Inc. (REIT)*	6,967
1,081	Susquehanna Bancshares, Inc.	10,410
197	SVB Financial Group*	11,753
172	SWS Group, Inc.	989
398	Symetra Financial Corp.	4,497
61	Taylor Capital Group, Inc.*	908
78	Terreno Realty Corp. (REIT)	1,109
65	Territorial Bancorp, Inc.	1,393
219	Texas Capital Bancshares, Inc.*	8,493
55	THL Credit, Inc.	697
222	TICC Capital Corp.	2,102
53	Tompkins Financial Corp.	1,940
217	Tower Group, Inc.	4,260
149	TowneBank/VA	1,855
159	Triangle Capital Corp.	3,234
83	Trico Bancshares	1,274
519	TrustCo Bank Corp NY	2,688
377	Trustmark Corp.	9,206
1,235	Two Harbors Investment Corp. (REIT)	12,770
189	UMB Financial Corp.	9,218
76	UMH Properties, Inc. (REIT)	770
675	Umpqua Holdings Corp.	8,660
119	Union First Market Bankshares Corp.	1,661
296	United Bankshares, Inc./WV	7,584
245	United Community Banks, Inc./GA*	2,016
95	United Financial Bancorp, Inc.	1,309
127	United Fire Group, Inc.	2,699
33	Universal Health Realty Income Trust (REIT)	1,275
110	Universal Insurance Holdings, Inc.	385
99	Univest Corp. of Pennsylvania	1,586
118	Urstadt Biddle Properties, Inc., Class A (REIT)	2,100
205	ViewPoint Financial Group, Inc.	3,126
138	Virginia Commerce Bancorp, Inc.*	1,139
3	Virtus Investment Partners, Inc.*	213
152	Walter Investment Management Corp.	2,877
90	Washington Banking Co.	1,221
289	Washington Real Estate Investment Trust (REIT)	8,132
84	Washington Trust Bancorp, Inc.	1,979
424	Webster Financial Corp.	8,594
136	WesBanco, Inc.	2,765
92	West Bancorp., Inc.	854
114	West Coast Bancorp/OR*	2,143
93	Westamerica Bancorp.	4,158
408	Western Alliance Bancorp.*	3,558
116	Westfield Financial, Inc.	821
48	Whitestone REIT, Class B (REIT)	614
362	Wilshire Bancorp, Inc.*	1,814
169	Winthrop Realty Trust (REIT)	1,739
206	Wintrust Financial Corp.	7,006
38	WSFS Financial Corp.	1,413
18	Zillow, Inc.*	705
		1,282,332
	Health Care — 2.1%

48	Accuray, Inc.*	301
107	Affymax, Inc.*	1,513
415	Affymetrix, Inc.*	1,967
130	Albany Molecular Research, Inc.*	337
90	Allos Therapeutics, Inc.*	160
48	Almost Family, Inc.*	1,067
318	Alphatec Holdings, Inc.*	525
111	AMAG Pharmaceuticals, Inc.*	1,557

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
174	Amedisys, Inc.*	$1,909
127	AMN Healthcare Services, Inc.*	762
184	Amsurg Corp.*	5,027
4	Anacor Pharmaceuticals, Inc.*	20
19	Analogic Corp.	1,253
147	AngioDynamics, Inc.*	1,770
1,003	Arena Pharmaceuticals, Inc.*	6,710
293	Array BioPharma, Inc.*	952
115	Assisted Living Concepts, Inc., Class A	1,592
309	Astex Pharmaceuticals, Inc.*	544
80	AVANIR Pharmaceuticals, Inc., Class A*	238
6	BG Medicine, Inc.*	32
139	Biolase, Inc.*	331
67	BioMimetic Therapeutics, Inc.*	169
58	BioScrip, Inc.*	392
173	Cambrex Corp.*	1,244
117	Cantel Medical Corp.	2,558
110	Capital Senior Living Corp.*	1,087
107	CardioNet, Inc.*	245
167	Cell Therapeutics, Inc.*	150
288	Celldex Therapeutics, Inc.*	1,201
3	Cempra, Inc.*	23
110	Centene Corp.*	3,975
47	Cerus Corp.*	159
8	ChemoCentryx, Inc.*	112
38	Chindex International, Inc.*	358
19	Clovis Oncology, Inc.*	338
83	Columbia Laboratories, Inc.*	57
167	CONMED Corp.	4,474
47	Cornerstone Therapeutics, Inc.*	254
164	Cross Country Healthcare, Inc.*	745
149	CryoLife, Inc.*	688
132	Curis, Inc.*	618
57	Cynosure, Inc., Class A*	1,124
86	Cytori Therapeutics, Inc.*	191
33	Durect Corp.*	27
105	Dyax Corp.*	195
12	DynaVox, Inc., Class A*	15
207	Enzo Biochem, Inc.*	377
209	Enzon Pharmaceuticals, Inc.*	1,344
3	Epocrates, Inc.*	23
140	eResearchTechnology, Inc.*	1,106
104	Exact Sciences Corp.*	1,027
15	Exactech, Inc.*	244
247	Five Star Quality Care, Inc.*	766
58	Furiex Pharmaceuticals, Inc.*	1,162
180	Gentiva Health Services, Inc.*	1,010
591	Geron Corp.*	774
137	Greatbatch, Inc.*	2,844
16	Greenway Medical Technologies, Inc.*	263
94	Hanger Orthopedic Group, Inc.*	2,028
127	Harvard Bioscience, Inc.*	455
560	HealthSouth Corp.*	10,718
200	Healthways, Inc.*	1,310
42	Hi-Tech Pharmacal Co., Inc.*	1,213
5	Horizon Pharma, Inc.*	20
54	ICU Medical, Inc.*	2,778
257	Idenix Pharmaceuticals, Inc.*	2,323
126	Immunogen, Inc.*	1,765
33	Impax Laboratories, Inc.*	684
146	Insmed, Inc.*	412
171	InterMune, Inc.*	1,783
159	Invacare Corp.	2,367
30	IRIS International, Inc.*	320
306	Kindred Healthcare, Inc.*	2,531
103	K-V Pharmaceutical Co., Class A*	115
66	Lannett Co., Inc.*	267
709	Lexicon Pharmaceuticals, Inc.*	1,127
88	LHC Group, Inc.*	1,474
168	Magellan Health Services, Inc.*	7,085
166	Maxygen, Inc.*	961
51	MedAssets, Inc.*	577
54	Medical Action Industries, Inc.*	233
137	Medicines Co. (The)*	3,011
64	Medicis Pharmaceutical Corp., Class A	2,310
57	Metabolix, Inc.*	114
66	Molina Healthcare, Inc.*	1,684
60	National Healthcare Corp.	2,569
82	Natus Medical, Inc.*	918
248	Nektar Therapeutics*	1,662
34	NeoStem, Inc.*	14
96	Neurocrine Biosciences, Inc.*	642
11	NewLink Genetics Corp.*	140
193	Novavax, Inc.*	245
20	Nymox Pharmaceutical Corp.*	146
101	Omnicell, Inc.*	1,322
96	Oncothyreon, Inc.*	348
70	Owens & Minor, Inc.	1,993
156	Pacific Biosciences of California, Inc.*	368
112	Palomar Medical Technologies, Inc.*	932
65	Par Pharmaceutical Cos., Inc.*	2,330
33	PAREXEL International Corp.*	883
144	PDL BioPharma, Inc.	935
173	PharMerica Corp.*	1,718
45	Progenics Pharmaceuticals, Inc.*	390
61	Providence Service Corp. (The)*	811
96	Rigel Pharmaceuticals, Inc.*	713
307	RTI Biologics, Inc.*	1,102
121	Savient Pharmaceuticals, Inc.*	88
189	Select Medical Holdings Corp.*	1,746
205	Sequenom, Inc.*	785
106	Skilled Healthcare Group, Inc., Class A*	584
357	Solta Medical, Inc.*	932
28	Staar Surgical Co.*	238
148	Sun Healthcare Group, Inc.*	718
11	Sunesis Pharmaceuticals, Inc.*	32
85	Sunrise Senior Living, Inc.*	512
90	SurModics, Inc.*	1,254
160	Symmetry Medical, Inc.*	1,238
67	Theravance, Inc.*	1,386
9	Transcept Pharmaceuticals, Inc.*	64
116	Triple-S Management Corp., Class B*	2,014
190	Universal American Corp.*	1,868
15	Uroplasty, Inc.*	70
10	Vanda Pharmaceuticals, Inc.*	42
117	Vanguard Health Systems, Inc.*	901
10	Verastem, Inc.*	100
55	Vical, Inc.*	161
417	ViroPharma, Inc.*	8,398
89	West Pharmaceutical Services, Inc.	4,254
230	Wright Medical Group, Inc.*	4,552
37	XenoPort, Inc.*	218
21	Young Innovations, Inc.	729
198	Zalicus, Inc.*	188
12	ZELTIQ Aesthetics, Inc.*	54
		162,878

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Industrials — 6.2%

224	A. O. Smith Corp.	$10,340
5	A.T. Cross Co., Class A*	51
427	A123 Systems, Inc.*	436
175	AAR Corp.	2,109
226	ABM Industries, Inc.	4,852
655	ACCO Brands Corp.*	5,974
214	Accuride Corp.*	1,267
157	Aceto Corp.	1,339
340	Actuant Corp., Class A	8,898
233	Aegion Corp.*	3,674
317	Air Transport Services Group, Inc.*	1,607
291	Aircastle Ltd.	3,233
37	Alamo Group, Inc.	1,146
398	Alaska Air Group, Inc.*	13,651
132	Albany International Corp., Class A	2,408
51	Amerco, Inc.	4,290
57	American Railcar Industries, Inc.*	1,206
187	American Reprographics Co.*	967
263	American Superconductor Corp.*	1,036
55	American Woodmark Corp.	930
45	Ampco-Pittsburgh Corp.	699
165	Apogee Enterprises, Inc.	2,439
38	Argan, Inc.	505
150	Arkansas Best Corp.	1,898
117	Astec Industries, Inc.*	3,212
155	Atlas Air Worldwide Holdings, Inc.*	7,040
96	Baltic Trading Ltd.	355
321	Barnes Group, Inc.	7,470
31	Barrett Business Services, Inc.	612
40	Belden, Inc.	1,250
256	Brady Corp., Class A	7,025
297	Briggs & Stratton Corp.	5,019
37	Brink’s Co. (The)	843
609	Broadwind Energy, Inc.*	183
268	Builders FirstSource, Inc.*	1,061
4	CAI International, Inc.*	74
51	Cascade Corp.	2,548
20	Casella Waste Systems, Inc., Class A*	101
232	CBIZ, Inc.*	1,308
65	CDI Corp.	1,091
44	Celadon Group, Inc.	709
152	Cenveo, Inc.*	316
147	Ceradyne, Inc.	3,703
38	CIRCOR International, Inc.	1,223
15	CLARCOR, Inc.	732
16	Colfax Corp.*	453
24	Columbus McKinnon Corp.*	371
223	Comfort Systems USA, Inc.	2,025
6	Compx International, Inc.	78
61	Courier Corp.	667
49	Covenant Transportation Group, Inc., Class A*	185
53	CRA International, Inc.*	997
52	Cubic Corp.	2,257
273	Curtiss-Wright Corp.	8,296
179	Dolan Co. (The)*	1,283
50	Douglas Dynamics, Inc.	639
62	Ducommun, Inc.*	560
173	Dycom Industries, Inc.*	3,387
93	Eagle Bulk Shipping, Inc.*	278
394	EMCOR Group, Inc.	10,776
109	Encore Wire Corp.	2,726
270	Energy Recovery, Inc.*	605
368	EnergySolutions, Inc.*	1,295
101	EnerNOC, Inc.*	638
199	EnerSys*	6,563
153	Ennis, Inc.	2,176
69	EnPro Industries, Inc.*	2,658
116	ESCO Technologies, Inc.	4,048
88	Essex Rental Corp.*	284
180	Esterline Technologies Corp.*	11,626
269	Excel Maritime Carriers Ltd.*	202
335	Federal Signal Corp.*	1,668
33	Flow International Corp.*	97
79	Franklin Covey Co.*	729
9	Franklin Electric Co., Inc.	440
70	FreightCar America, Inc.	1,388
248	FTI Consulting, Inc.*	7,829
6	Fuel Tech, Inc.*	24
110	G&K Services, Inc., Class A	3,210
212	Genco Shipping & Trading Ltd.*	661
92	GenCorp, Inc.*	563
93	Generac Holdings, Inc.*	2,302
360	Geo Group, Inc. (The)*	7,834
123	GeoEye, Inc.*	2,357
179	Gibraltar Industries, Inc.*	1,829
50	Global Power Equipment Group, Inc.*	922
62	GP Strategies Corp.*	977
228	Granite Construction, Inc.	5,226
346	Great Lakes Dredge & Dock Corp.	2,249
116	Greenbrier Cos., Inc.*	1,605
281	Griffon Corp.	2,251
91	H&E Equipment Services, Inc.*	1,444
297	Hawaiian Holdings, Inc.*	1,717
96	Heidrick & Struggles International, Inc.	1,576
89	Hexcel Corp.*	2,170
148	Hill International, Inc.*	451
193	Hudson Global, Inc.*	762
38	Hurco Cos., Inc.*	838
8	Huron Consulting Group, Inc.*	250
75	ICF International, Inc.*	1,688
98	Insteel Industries, Inc.	895
170	Interline Brands, Inc.*	4,262
32	International Shipholding Corp.	576
1,452	JetBlue Airways Corp.*	7,594
12	John Bean Technologies Corp.	167
50	Kadant, Inc.*	1,135
69	Kaman Corp.	2,018
192	Kaydon Corp.	4,284
157	Kelly Services, Inc., Class A	1,835
109	KEYW Holding Corp. (The)*	1,005
20	Kforce, Inc.*	267
185	Kimball International, Inc., Class B	1,273
261	Korn/Ferry International*	3,550
236	Kratos Defense & Security Solutions, Inc.*	1,277
53	L.B. Foster Co., Class A	1,465
21	Lawson Products, Inc.	206
116	Layne Christensen Co.*	2,175
27	LMI Aerospace, Inc.*	424
115	LSI Industries, Inc.	704
101	Lydall, Inc.*	1,257
77	Marten Transport Ltd.	1,576
83	McGrath RentCorp	2,096
178	Meritor, Inc.*	963
100	Metalico, Inc.*	253
81	Met-Pro Corp.	768
49	Michael Baker Corp.*	1,129
66	Miller Industries, Inc.	958

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
160	Mobile Mini, Inc.*	$2,198
242	Moog, Inc., Class A*	9,201
193	Mueller Industries, Inc.	8,199
916	Mueller Water Products, Inc., Class A	3,197
63	Multi-Color Corp.	1,167
7	MYR Group, Inc.*	106
34	NACCO Industries, Inc., Class A	3,568
304	Navigant Consulting, Inc.*	3,639
116	NCI Building Systems, Inc.*	1,128
2	NL Industries, Inc.	24
55	Northwest Pipe Co.*	1,120
316	Odyssey Marine Exploration, Inc.*	1,021
194	On Assignment, Inc.*	3,232
199	Orbital Sciences Corp.*	2,227
159	Orion Marine Group, Inc.*	1,062
186	Pacer International, Inc.*	1,049
36	Patriot Transportation Holding, Inc.*	739
325	Pendrell Corp.*	377
96	Pike Electric Corp.*	693
52	Powell Industries, Inc.*	1,913
94	PowerSecure International, Inc.*	390
13	Preformed Line Products Co.	724
20	Primoris Services Corp.	240
7	Proto Labs, Inc.*	258
135	Quad/Graphics, Inc.	1,706
70	Quality Distribution, Inc.*	743
223	Quanex Building Products Corp.	3,682
126	RailAmerica, Inc.*	3,001
27	RBC Bearings, Inc.*	1,253
284	Republic Airways Holdings, Inc.*	1,539
254	Resources Connection, Inc.	3,048
50	Roadrunner Transportation Systems, Inc.*	840
232	Robbins & Myers, Inc.	10,577
191	Rush Enterprises, Inc., Class A*	3,165
94	Saia, Inc.*	2,033
69	Schawk, Inc.	769
2	Seaboard Corp.*	3,973
65	SeaCube Container Leasing Ltd.	1,184
245	Simpson Manufacturing Co., Inc.	6,809
312	SkyWest, Inc.	2,200
92	Spirit Airlines, Inc.*	1,896
60	Standex International Corp.	2,441
414	Steelcase, Inc., Class A	3,631
97	Sterling Construction Co., Inc.*	873
331	Swift Transportation Co.*	3,512
207	Sykes Enterprises, Inc.*	3,115
109	Tecumseh Products Co., Class A*	512
156	Teledyne Technologies, Inc.*	9,294
293	Tetra Tech, Inc.*	7,322
62	Titan Machinery, Inc.*	1,913
45	TMS International Corp., Class A*	500
196	Triumph Group, Inc.	11,729
81	TrueBlue, Inc.*	1,211
184	Tutor Perini Corp.*	2,068
126	Ultrapetrol (Bahamas) Ltd.*	180
83	UniFirst Corp.	4,749
370	United Rentals, Inc.*	12,784
89	United Stationers, Inc.	2,247
65	UniTek Global Services, Inc.*	179
115	Universal Forest Products, Inc.	4,330
32	Universal Truckload Services, Inc.	420
954	US Airways Group, Inc.*	12,612
6	US Ecology, Inc.	103
122	USG Corp.*	1,881
223	Valence Technology, Inc.*	165
104	Viad Corp.	1,842
24	VSE Corp.	589
160	Watts Water Technologies, Inc., Class A	5,288
220	Werner Enterprises, Inc.	5,355
76	Wesco Aircraft Holdings, Inc.*	1,054
13	Zipcar, Inc.*	140
		483,001
	Information Technology — 4.2%

326	Accelrys, Inc.*	2,543
29	ACI Worldwide, Inc.*	1,107
18	Actuate Corp.*	120
478	Acxiom Corp.*	6,725
236	Advanced Energy Industries, Inc.*	3,221
100	Agilysys, Inc.*	728
87	Alpha & Omega Semiconductor Ltd.*	780
530	Amkor Technology, Inc.*	2,507
3	Amtech Systems, Inc.*	14
397	ANADIGICS, Inc.*	790
79	Anaren, Inc.*	1,526
29	Angie’s List, Inc.*	370
83	Anixter International, Inc.	4,773
58	Applied Micro Circuits Corp.*	310
678	Arris Group, Inc.*	8,360
176	ATMI, Inc.*	3,522
13	AVG Technologies NV*	177
357	Aviat Networks, Inc.*	925
175	Avid Technology, Inc.*	1,249
625	Axcelis Technologies, Inc.*	694
108	AXT, Inc.*	416
15	Badger Meter, Inc.	542
36	Bankrate, Inc.*	626
17	Bazaarvoice, Inc.*	294
62	Bel Fuse, Inc., Class B	1,009
340	Benchmark Electronics, Inc.*	4,604
106	Black Box Corp.	2,372
9	Brightcove, Inc.*	114
227	Brightpoint, Inc.*	1,105
390	Brooks Automation, Inc.	3,654
107	Cabot Microelectronics Corp.	3,353
145	CACI International, Inc., Class A*	6,206
11	Carbonite, Inc.*	85
236	Checkpoint Systems, Inc.*	1,843
377	CIBER, Inc.*	1,350
45	Cognex Corp.	1,575
40	Coherent, Inc.*	1,766
142	Cohu, Inc.	1,326
39	Communications Systems, Inc.	415
27	Computer Task Group, Inc.*	329
112	Comtech Telecommunications Corp.	3,235
620	Convergys Corp.*	8,649
213	Cray, Inc.*	2,275
106	CSG Systems International, Inc.*	1,749
202	CTS Corp.	1,895
135	Cymer, Inc.*	7,313
164	Daktronics, Inc.	1,074
57	DDi Corp.	740
33	DealerTrack Holdings, Inc.*	901
125	Digi International, Inc.*	1,130
192	Digital River, Inc.*	2,803
257	Dot Hill Systems Corp.*	316
130	DSP Group, Inc.*	815
53	Dynamics Research Corp.*	331
648	EarthLink, Inc.	5,229
54	Ebix, Inc.	940

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
65	Electro Rent Corp.	$900
121	Electro Scientific Industries, Inc.	1,335
256	Electronics for Imaging, Inc.*	3,773
130	Emcore Corp.*	533
517	Emulex Corp.*	3,474
534	Entegris, Inc.*	4,117
6	EPAM Systems, Inc.*	105
172	EPIQ Systems, Inc.	1,897
20	ePlus, Inc.*	629
302	Euronet Worldwide, Inc.*	5,433
192	Exar Corp.*	1,507
390	Extreme Networks*	1,455
88	Fair Isaac Corp.	3,578
17	FEI Co.*	778
298	FormFactor, Inc.*	1,785
228	FSI International, Inc.*	793
380	Global Cash Access Holdings, Inc.*	2,679
39	Globecomm Systems, Inc.*	413
152	GSI Group, Inc.*	1,765
119	GSI Technology, Inc.*	488
14	Guidewire Software, Inc.*	363
47	Hackett Group, Inc. (The)*	243
534	Harmonic, Inc.*	2,344
228	Identive Group, Inc.*	290
177	Imation Corp.*	1,005
14	Immersion Corp.*	79
9	Imperva, Inc.*	231
577	Infinera Corp.*	3,699
202	InfoSpace, Inc.*	2,578
258	Insight Enterprises, Inc.*	3,842
315	Integrated Device Technology, Inc.*	1,729
158	Integrated Silicon Solution, Inc.*	1,479
350	Intermec, Inc.*	2,068
24	Intermolecular, Inc.*	156
43	Internap Network Services Corp.*	307
135	Intevac, Inc.*	1,019
32	InvenSense, Inc.*	318
49	IXYS Corp.*	508
203	JDA Software Group, Inc.*	5,619
24	Jive Software, Inc.*	402
247	Kemet Corp.*	1,420
227	KIT Digital, Inc.*	740
245	Kopin Corp.*	752
424	Kulicke & Soffa Industries, Inc.*	4,460
83	KVH Industries, Inc.*	798
480	Lattice Semiconductor Corp.*	2,194
57	Limelight Networks, Inc.*	155
15	Littelfuse, Inc.	863
59	Loral Space & Communications, Inc.	3,558
134	LTX-Credence Corp.*	951
137	Mantech International Corp., Class A	2,987
74	Marchex, Inc., Class B	265
315	Mentor Graphics Corp.*	4,441
178	Mercury Computer Systems, Inc.*	2,109
218	Methode Electronics, Inc.	1,637
97	Mindspeed Technologies, Inc.*	301
91	MIPS Technologies, Inc.*	581
308	MKS Instruments, Inc.	8,054
258	ModusLink Global Solutions, Inc.*	1,158
5	MoneyGram International, Inc.*	70
41	Monolithic Power Systems, Inc.*	770
13	Motricity, Inc.*	8
44	Multi-Fineline Electronix, Inc.*	1,090
119	Nanometrics, Inc.*	1,848
32	NCI, Inc., Class A*	137
26	NeoPhotonics Corp.*	107
151	Newport Corp.*	1,795
170	Novatel Wireless, Inc.*	352
297	Oclaro, Inc.*	757
65	OmniVision Technologies, Inc.*	1,052
69	Oplink Communications, Inc.*	885
257	Opnext, Inc.*	265
26	OSI Systems, Inc.*	1,659
122	Park Electrochemical Corp.	2,862
55	PC Connection, Inc.	494
8	PDF Solutions, Inc.*	71
42	Perficient, Inc.*	476
123	Pericom Semiconductor Corp.*	967
346	Photronics, Inc.*	2,076
187	Plantronics, Inc.	5,627
20	Plexus Corp.*	560
262	PLX Technology, Inc.*	1,658
25	Power-One, Inc.*	104
148	Progress Software Corp.*	2,845
1,328	Quantum Corp.*	2,590
232	Quest Software, Inc.*	5,800
135	QuinStreet, Inc.*	1,095
114	Radisys Corp.*	666
124	RealNetworks, Inc.	1,097
1,456	RF Micro Devices, Inc.*	5,489
83	Richardson Electronics Ltd.	959
56	Rimage Corp.	430
89	Rofin-Sinar Technologies, Inc.*	1,767
62	Rogers Corp.*	2,499
65	Rosetta Stone, Inc.*	897
186	Rudolph Technologies, Inc.*	1,603
474	Sanmina-SCI Corp.*	3,370
136	ScanSource, Inc.*	4,076
80	Seachange International, Inc.*	647
187	Sigma Designs, Inc.*	1,118
99	Silicon Image, Inc.*	438
211	Smith Micro Software, Inc.*	340
1,147	Sonus Networks, Inc.*	2,787
296	Spansion, Inc., Class A*	3,197
149	SS&C Technologies Holdings, Inc.*	3,513
136	Standard Microsystems Corp.*	4,983
178	STR Holdings, Inc.*	680
61	Supertex, Inc.*	1,134
109	Support.com, Inc.*	280
118	Sycamore Networks, Inc.*	1,565
255	Symmetricom, Inc.*	1,390
148	SYNNEX Corp.*	4,936
18	Tangoe, Inc.*	348
25	TechTarget, Inc.*	131
158	TeleCommunication Systems, Inc., Class A*	234
6	TeleNav, Inc.*	36
301	Tessera Technologies, Inc.	4,091
401	THQ, Inc.*	265
234	TTM Technologies, Inc.*	2,162
39	Ubiquiti Networks, Inc.*	727
148	Unisys Corp.*	2,325
522	United Online, Inc.	2,062
351	Unwired Planet, Inc.*	828
72	Veeco Instruments, Inc.*	2,497
134	ViaSat, Inc.*	5,631
15	Viasystems Group, Inc.*	288
72	Vishay Precision Group, Inc.*	1,001
313	Westell Technologies, Inc., Class A*	676
71	XO Group, Inc.*	627
167	Xyratex Ltd.	1,910

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
79	Zygo Corp.*	$1,310
		330,990
	Materials — 2.0%

172	A. Schulman, Inc.	3,676
98	A.M. Castle & Co.*	1,075
110	American Vanguard Corp.	2,965
508	Boise, Inc.	3,505
235	Buckeye Technologies, Inc.	6,512
68	Calgon Carbon Corp.*	909
304	Century Aluminum Co.*	2,152
38	Chase Corp.	437
219	Chemtura Corp.*	3,309
136	Clearwater Paper Corp.*	4,262
493	Coeur d’Alene Mines Corp.*	8,332
50	Eagle Materials, Inc.	1,605
510	Ferro Corp.*	2,264
71	FutureFuel Corp.	699
200	Georgia Gulf Corp.*	5,952
11	Golden Minerals Co.*	38
1,523	Golden Star Resources Ltd.*	1,614
119	Graphic Packaging Holding Co.*	589
14	GSE Holding, Inc.*	153
271	H.B. Fuller Co.	8,238
29	Handy & Harman Ltd.*	385
16	Haynes International, Inc.	816
358	Headwaters, Inc.*	1,650
244	Horsehead Holding Corp.*	2,162
15	Innospec, Inc.*	396
497	Jaguar Mining, Inc.*	596
54	Kaiser Aluminum Corp.	2,591
230	KapStone Paper and Packaging Corp.*	3,551
5	KMG Chemicals, Inc.	85
24	Kraton Performance Polymers, Inc.*	459
155	Landec Corp.*	1,133
779	Louisiana-Pacific Corp.*	7,338
111	Materion Corp.	2,452
108	Minerals Technologies, Inc.	6,833
163	Myers Industries, Inc.	2,742
45	Neenah Paper, Inc.	1,173
186	Olin Corp.	3,566
54	Olympic Steel, Inc.	895
183	OM Group, Inc.*	3,332
257	P. H. Glatfelter Co.	3,894
151	PolyOne Corp.	1,998
18	Quaker Chemical Corp.	752
66	Revett Minerals, Inc.*	220
154	RTI International Metals, Inc.*	3,233
95	Schweitzer-Mauduit International, Inc.	6,356
295	Sensient Technologies Corp.	10,773
182	Spartech Corp.*	684
48	Stepan Co.	4,338
217	SunCoke Energy, Inc.*	3,047
134	Texas Industries, Inc.	4,288
900	Thompson Creek Metals Co., Inc.*	3,087
28	TPC Group, Inc.*	885
141	Tredegar Corp.	1,911
28	U.S. Silica Holdings, Inc.*	341
11	United States Lime & Minerals, Inc.*	492
42	Universal Stainless & Alloy*	1,690
88	Verso Paper Corp.*	101
353	Vista Gold Corp.*	1,020
290	Wausau Paper Corp.	2,671
119	Worthington Industries, Inc.	1,934
164	Zoltek Cos., Inc.*	1,369
		155,525
	Telecommunication Services — 0.2%

212	Alaska Communications Systems Group, Inc.	420
42	Atlantic Tele-Network, Inc.	1,382
9	Boingo Wireless, Inc.*	86
833	Cincinnati Bell, Inc.*	2,949
31	Consolidated Communications Holdings, Inc.	457
119	Fairpoint Communications, Inc.*	647
602	Globalstar, Inc.*	218
7	IDT Corp., Class B	58
15	inContact, Inc.*	78
226	Iridium Communications, Inc.*	1,919
285	Leap Wireless International, Inc.*	1,645
185	Neutral Tandem, Inc.*	2,510
204	ORBCOMM, Inc.*	665
308	Premiere Global Services, Inc.*	2,575
78	SureWest Communications	1,663
130	USA Mobility, Inc.	1,615
469	Vonage Holdings Corp.*	858
		19,745
	Utilities — 2.9%

199	ALLETE, Inc.	7,771
110	American States Water Co.	4,047
43	Artesian Resources Corp., Class A	802
618	Atlantic Power Corp.	8,244
339	Avista Corp.	8,614
260	Black Hills Corp.	8,367
71	Cadiz, Inc.*	537
246	California Water Service Group	4,283
79	Central Vermont Public Service Corp.	2,774
92	CH Energy Group, Inc.	6,038
56	Chesapeake Utilities Corp.	2,367
359	Cleco Corp.	14,662
51	Connecticut Water Service, Inc.	1,417
86	Consolidated Water Co., Ltd.	660
607	Dynegy, Inc.*	291
248	El Paso Electric Co.	7,611
246	Empire District Electric Co. (The)	4,932
7	Genie Energy Ltd., Class B	47
292	IDACORP, Inc.	11,473
132	Laclede Group, Inc. (The)	5,031
136	MGE Energy, Inc.	6,138
92	Middlesex Water Co.	1,676
244	New Jersey Resources Corp.	10,243
157	Northwest Natural Gas Co.	7,277
214	NorthWestern Corp.	7,599
106	Ormat Technologies, Inc.	2,153
201	Otter Tail Corp.	4,247
423	Piedmont Natural Gas Co., Inc.	12,825
469	PNM Resources, Inc.	8,747
444	Portland General Electric Co.	11,167
83	SJW Corp.	1,919
145	South Jersey Industries, Inc.	7,019
270	Southwest Gas Corp.	11,335
298	UIL Holdings Corp.	10,075
81	Unitil Corp.	2,155
237	UNS Energy Corp.	8,885
302	WGL Holdings, Inc.	11,763

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
75	York Water Co.	$1,276
		226,467
	Total Common Stocks (Cost $4,182,776)	3,307,347

Principal Amount
	U.S. Government & Agency Securities (a) — 4.8%
	Federal Home Loan Bank
$320,101	0.01%, due 06/01/12	320,101
	Federal Home Loan Mortgage Corp.
59,340	0.06%, due 06/01/12	59,340
	Total U.S. Government & Agency Securities (Cost $379,441)	379,441

	Repurchase Agreements (a)(b) — 41.7%
3,269,670	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $3,269,687	3,269,670
	Total Repurchase Agreements (Cost $3,269,670)	3,269,670

	Total Investment Securities (Cost $7,831,887) — 88.7%	6,956,458
	Other assets less liabilities — 11.3%	883,076
	Net Assets — 100.0%	$7,839,534

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $1,978,461.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,459
Aggregate gross unrealized depreciation	(1,013,359)
Net unrealized depreciation	$(965,900)
Federal income tax cost of investments	$7,922,358

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$158,279	$(5,704)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	285,757	(39,830)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	99,865	(7,227)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	4,768,336	723,758

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	7,055,107	243,824

		$914,821

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) — 31.2%
	Consumer Discretionary — 4.9%

10	1-800-Flowers.com, Inc., Class A*	$30
566	Aeropostale, Inc.*	10,471
174	AFC Enterprises, Inc.*	3,717
29	Ambassadors Group, Inc.	145
100	American Axle & Manufacturing Holdings, Inc.*	926
15	American Greetings Corp., Class A	210
125	American Public Education, Inc.*	3,554
31	America’s Car-Mart, Inc.*	1,338
207	Amerigon, Inc.*	2,480
226	Ameristar Casinos, Inc.	4,226
339	Ann, Inc.*	9,116
190	Arbitron, Inc.	6,354
882	Ascena Retail Group, Inc.*	16,696
192	Belo Corp., Class A	1,110
1	Biglari Holdings, Inc.*	391
169	BJ’s Restaurants, Inc.*	7,401
84	Blue Nile, Inc.*	2,712
83	Body Central Corp.*	1,216
135	Bravo Brio Restaurant Group, Inc.*	2,217
125	Bridgepoint Education, Inc.*	2,449
625	Brunswick Corp.	13,688
189	Buckle, Inc. (The)	7,397
129	Buffalo Wild Wings, Inc.*	10,979
77	Caesars Entertainment Corp.*	935
96	Capella Education Co.*	2,948
42	Caribou Coffee Co., Inc.*	500
88	Carrols Restaurant Group, Inc.*	537
298	Carter’s, Inc.*	16,071
194	Cato Corp. (The), Class A	5,568
127	CEC Entertainment, Inc.	4,440
383	Cheesecake Factory, Inc. (The)*	12,425
52	Cherokee, Inc.	629
23	Churchill Downs, Inc.	1,380
592	Cinemark Holdings, Inc.	13,652
220	Coinstar, Inc.*	13,515
58	Columbia Sportswear Co.	2,789
8	Conn’s, Inc.*	140
436	Cooper Tire & Rubber Co.	6,749
11	Core-Mark Holding Co., Inc.	478
84	Cost Plus, Inc.*	1,856
152	Cracker Barrel Old Country Store, Inc.	9,313
633	Crocs, Inc.*	10,704
49	Crown Media Holdings, Inc., Class A*	72
57	Cumulus Media, Inc., Class A*	160
966	Dana Holding Corp.	12,867
5	Delta Apparel, Inc.*	71
503	Denny’s Corp.*	2,168
75	Destination Maternity Corp.	1,463
14	Digital Domain Media Group, Inc.*	103
148	Digital Generation, Inc.*	1,407
109	DineEquity, Inc.*	5,232
156	Domino’s Pizza, Inc.	4,791
76	Dorman Products, Inc.*	3,659
51	Drew Industries, Inc.*	1,354
36	Einstein Noah Restaurant Group, Inc.	617
206	Entravision Communications Corp., Class A	276
60	Ethan Allen Interiors, Inc.	1,351
135	Exide Technologies*	313
388	Express, Inc.*	7,178
88	Fiesta Restaurant Group, Inc.*	1,074
36	Fifth & Pacific Co., Inc.*	431
111	Finish Line, Inc. (The), Class A	2,289
24	Francesca’s Holdings Corp.*	563
116	G-III Apparel Group Ltd.*	2,866
31	Geeknet, Inc.*	560
17	Genesco, Inc.*	1,130
76	Global Sources Ltd.*	399
160	GNC Holdings, Inc., Class A	6,165
36	Gordmans Stores, Inc.*	641
201	Grand Canyon Education, Inc.*	3,642
7	hhgregg, Inc.*	75
192	Hibbett Sports, Inc.*	10,758
440	Hillenbrand, Inc.	8,259
280	HSN, Inc.	10,892
282	Interval Leisure Group, Inc.	4,695
167	iRobot Corp.*	3,537
17	Jack in the Box, Inc.*	439
462	Jamba, Inc.*	878
194	JoS. A. Bank Clothiers, Inc.*	8,606
182	K12, Inc.*	3,989
17	Kenneth Cole Productions, Inc., Class A*	257
196	Knology, Inc.*	3,824
410	Krispy Kreme Doughnuts, Inc.*	2,579
139	Libbey, Inc.*	2,011
269	Life Time Fitness, Inc.*	11,529
17	LIN TV Corp., Class A*	49
316	Lions Gate Entertainment Corp.*	4,209
162	Lumber Liquidators Holdings, Inc.*	4,713
164	Maidenform Brands, Inc.*	3,165
34	Marine Products Corp.	177
80	Matthews International Corp., Class A	2,410
14	Mattress Firm Holding Corp.*	479
176	MDC Partners, Inc., Class A	1,709
62	Men’s Wearhouse, Inc. (The)	2,231
214	Monro Muffler Brake, Inc.	7,231
56	Morgans Hotel Group Co.*	251
62	National American University Holdings, Inc.	242
387	National CineMedia, Inc.	5,221
12	New York & Co., Inc.*	42
15	Nexstar Broadcasting Group, Inc., Class A*	99
199	Nutrisystem, Inc.	2,040
81	Overstock.com, Inc.*	539
90	Oxford Industries, Inc.	4,144
137	P.F. Chang’s China Bistro, Inc.	7,024
131	Papa John’s International, Inc.*	6,094
90	Peet’s Coffee & Tea, Inc.*	5,362
6	Perry Ellis International, Inc.*	113
143	PetMed Express, Inc.	1,632
218	Pier 1 Imports, Inc.	3,553
26	Pinnacle Entertainment, Inc.*	254
338	Pool Corp.	12,496
6	R.G. Barry Corp.	77
70	ReachLocal, Inc.*	706
82	Red Robin Gourmet Burgers, Inc.*	2,624
67	Rentrak Corp.*	1,085
105	rue21, inc.*	2,780
42	Ruth’s Hospitality Group, Inc.*	276
214	Scientific Games Corp., Class A*	1,828
340	Select Comfort Corp.*	9,302
307	Shuffle Master, Inc.*	4,869
221	Shutterfly, Inc.*	6,093

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
25	Sinclair Broadcast Group, Inc., Class A	$204
293	Six Flags Entertainment Corp.	13,370
24	Skullcandy, Inc.*	315
143	Smith & Wesson Holding Corp.*	964
434	Sonic Corp.*	3,702
474	Sotheby’s	14,457
105	Steiner Leisure Ltd.*	4,812
265	Steven Madden Ltd.*	10,743
197	Stoneridge, Inc.*	1,389
86	Strayer Education, Inc.	7,727
132	Sturm Ruger & Co., Inc.	5,144
4	Systemax, Inc.*	49
17	Teavana Holdings, Inc.*	226
424	Tenneco, Inc.*	11,512
413	Texas Roadhouse, Inc.	7,508
49	Tower International, Inc.*	620
61	Town Sports International Holdings, Inc.*	714
181	True Religion Apparel, Inc.	5,309
104	U.S. Auto Parts Network, Inc.*	425
41	Universal Electronics, Inc.*	537
158	Universal Technical Institute, Inc.	1,926
200	Vail Resorts, Inc.	8,694
314	Valassis Communications, Inc.*	6,252
8	Value Line, Inc.	98
229	ValueVision Media, Inc., Class A*	398
139	Vera Bradley, Inc.*	3,040
174	Vitamin Shoppe, Inc.*	8,616
239	Warnaco Group, Inc. (The)*	10,638
16	Winmark Corp.	819
204	Winnebago Industries, Inc.*	1,828
348	Wolverine World Wide, Inc.	14,793
171	World Wrestling Entertainment, Inc., Class A	1,347
156	Zagg, Inc.*	1,655
149	Zumiez, Inc.*	5,482
		609,054
	Consumer Staples — 1.4%

9	Alico, Inc.	220
5	Arden Group, Inc., Class A	413
193	B&G Foods, Inc.	4,647
58	Boston Beer Co., Inc. (The), Class A*	6,081
83	Calavo Growers, Inc.	2,273
6	Cal-Maine Foods, Inc.	213
266	Casey’s General Stores, Inc.	15,064
39	Chefs’ Warehouse, Inc. (The)*	743
32	Coca-Cola Bottling Co. Consolidated	1,961
24	Craft Brew Alliance, Inc.*	191
821	Darling International, Inc.*	11,502
155	Diamond Foods, Inc.	3,271
47	Dole Food Co., Inc.*	417
139	Elizabeth Arden, Inc.*	4,790
3	Farmer Bros Co.*	21
130	Female Health Co. (The)	731
197	Fresh Market, Inc. (The)*	11,450
62	Hain Celestial Group, Inc. (The)*	3,440
186	Harris Teeter Supermarkets, Inc.	6,981
113	Inter Parfums, Inc.	1,774
100	J&J Snack Foods Corp.	5,507
131	Lancaster Colony Corp.	8,819
32	Lifeway Foods, Inc.	316
55	Limoneira Co.	846
97	Medifast, Inc.*	1,752
78	National Beverage Corp.*	1,128
78	Nature’s Sunshine Products, Inc.	1,139
384	Nu Skin Enterprises, Inc., Class A	16,466
6	Oil-Dri Corp. of America	115
13	Omega Protein Corp.*	87
12	Pantry, Inc. (The)*	155
125	Pricesmart, Inc.	8,447
70	Primo Water Corp.*	87
314	Rite Aid Corp.*	408
50	Roundy’s, Inc.	540
24	Schiff Nutrition International, Inc.*	403
197	Smart Balance, Inc.*	1,168
93	Spectrum Brands Holdings, Inc.*	3,210
666	Star Scientific, Inc.*	2,584
121	Synutra International, Inc.*	598
158	Tootsie Roll Industries, Inc.	3,531
147	TreeHouse Foods, Inc.*	8,380
339	United Natural Foods, Inc.*	17,187
45	USANA Health Sciences, Inc.*	1,818
231	Vector Group Ltd.	3,835
112	WD-40 Co.	5,239
		169,948
	Energy — 2.3%

577	Abraxas Petroleum Corp.*	1,593
61	Alon USA Energy, Inc.	517
124	Amyris, Inc.*	336
64	Apco Oil and Gas International, Inc.	1,457
131	Approach Resources, Inc.*	3,672
312	ATP Oil & Gas Corp.*	1,647
169	Basic Energy Services, Inc.*	1,916
362	Berry Petroleum Co., Class A	14,085
25	Bill Barrett Corp.*	483
45	Bonanza Creek Energy, Inc.*	768
173	BPZ Resources, Inc.*	535
44	C&J Energy Services, Inc.*	787
412	Cal Dive International, Inc.*	1,059
274	Callon Petroleum Co.*	1,181
273	Carrizo Oil & Gas, Inc.*	6,036
23	Ceres, Inc.*	243
1,079	Cheniere Energy, Inc.*	15,149
41	Clayton Williams Energy, Inc.*	2,343
348	Clean Energy Fuels Corp.*	4,736
88	Cloud Peak Energy, Inc.*	1,362
86	Contango Oil & Gas Co.*	4,518
254	Crosstex Energy, Inc.	3,432
117	CVR Energy, Inc.*	2,976
15	Dawson Geophysical Co.*	341
241	Dril-Quip, Inc.*	14,602
528	Energy XXI Bermuda Ltd.	16,394
113	Evolution Petroleum Corp.*	906
367	FX Energy, Inc.*	1,787
79	Geokinetics, Inc.*	32
55	GeoResources, Inc.*	1,964
42	Gevo, Inc.*	255
127	Global Geophysical Services, Inc.*	900
154	GMX Resources, Inc.*	149
280	Golar LNG Ltd.	9,808
182	Goodrich Petroleum Corp.*	2,688
15	Gulf Island Fabrication, Inc.	375
29	GulfMark Offshore, Inc., Class A*	1,035
320	Gulfport Energy Corp.*	5,914
29	Hallador Energy Co.	204
403	Heckmann Corp.*	1,362
116	Houston American Energy Corp.*	180
1,171	Hyperdynamics Corp.*	890

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
922	ION Geophysical Corp.*	$5,587
8	Isramco, Inc.*	631
784	Key Energy Services, Inc.*	7,769
43	KiOR, Inc., Class A*	389
1,808	Kodiak Oil & Gas Corp.*	14,663
236	Lufkin Industries, Inc.	13,563
1,036	Magnum Hunter Resources Corp.*	4,175
62	Matador Resources Co.*	623
29	Matrix Service Co.*	301
689	McMoRan Exploration Co.*	6,704
48	Mitcham Industries, Inc.*	907
44	Newpark Resources, Inc.*	255
443	Northern Oil and Gas, Inc.*	7,943
418	Oasis Petroleum, Inc.*	10,738
30	OYO Geospace Corp.*	2,784
49	Panhandle Oil and Gas, Inc., Class A	1,245
598	Patriot Coal Corp.*	1,417
92	Petroquest Energy, Inc.*	455
340	Pioneer Drilling Co.*	2,530
28	Renewable Energy Group, Inc.*	194
1,564	Rentech, Inc.*	2,940
324	Resolute Energy Corp.*	2,835
250	Rex Energy Corp.*	2,515
41	RigNet, Inc.*	640
372	Rosetta Resources, Inc.*	14,393
45	Sanchez Energy Corp.*	1,087
59	Solazyme, Inc.*	647
344	Stone Energy Corp.*	8,105
620	Syntroleum Corp.*	397
115	Targa Resources Corp.	5,099
172	Tesco Corp.*	2,067
59	TETRA Technologies, Inc.*	377
145	Triangle Petroleum Corp.*	740
453	Uranerz Energy Corp.*	612
528	Uranium Energy Corp.*	1,214
655	Uranium Resources, Inc.*	458
595	Ur-Energy, Inc.*	530
43	Vaalco Energy, Inc.*	367
49	Venoco, Inc.*	457
240	Voyager Oil & Gas, Inc.*	449
245	W&T Offshore, Inc.	3,766
81	Warren Resources, Inc.*	174
348	Western Refining, Inc.	6,730
20	Westmoreland Coal Co.*	150
52	Willbros Group, Inc.*	297
282	World Fuel Services Corp.	10,575
213	Zion Oil & Gas, Inc.*	454
		281,565
	Financials — 2.5%

62	Acadia Realty Trust (REIT)	1,387
12	AG Mortgage Investment Trust, Inc. (REIT)	240
14	Alexander’s, Inc. (REIT)	5,476
214	American Assets Trust, Inc. (REIT)	4,834
231	American Campus Communities, Inc. (REIT)	10,141
23	American Capital Mortgage Investment Corp. (REIT)	547
21	AmTrust Financial Services, Inc.	604
102	Apollo Residential Mortgage, Inc.	1,913
4	Arrow Financial Corp.	95
202	Artio Global Investors, Inc.	616
15	Associated Estates Realty Corp. (REIT)	237
27	Bank of the Ozarks, Inc.	784
530	BGC Partners, Inc., Class A	3,159
4	BofI Holding, Inc.*	75
16	Bridge Bancorp, Inc.	314
20	Bryn Mawr Bank Corp.	409
69	Cash America International, Inc.	3,069
325	CBL & Associates Properties, Inc. (REIT)	5,675
6	Clifton Savings Bancorp, Inc.	61
103	Cohen & Steers, Inc.	3,332
181	Crawford & Co., Class B	652
47	Credit Acceptance Corp.*	3,983
305	DFC Global Corp.*	5,026
18	Diamond Hill Investment Group, Inc.	1,204
213	Duff & Phelps Corp., Class A	3,035
157	DuPont Fabros Technology, Inc. (REIT)	4,002
92	EastGroup Properties, Inc. (REIT)	4,560
15	Enterprise Financial Services Corp.	162
104	Epoch Holding Corp.	2,390
156	Equity Lifestyle Properties, Inc. (REIT)	10,274
147	Evercore Partners, Inc., Class A	3,632
281	Extra Space Storage, Inc. (REIT)	7,969
329	EZCORP, Inc., Class A*	7,764
437	FelCor Lodging Trust, Inc. (REIT)*	1,814
9	Fidus Investment Corp.	124
269	Financial Engines, Inc.*	5,644
207	First Cash Financial Services, Inc.*	7,754
99	First Financial Bankshares, Inc.	3,174
21	Flagstone Reinsurance Holdings S.A.	155
12	FX Alliance, Inc.*	198
30	GAMCO Investors, Inc., Class A	1,245
84	Getty Realty Corp. (REIT)	1,352
32	Gladstone Commercial Corp. (REIT)	507
853	Glimcher Realty Trust (REIT)	7,848
44	Greenlight Capital Re Ltd., Class A*	1,089
34	Hallmark Financial Services*	242
69	Hampton Roads Bankshares, Inc.*	97
204	HFF, Inc., Class A*	2,668
383	Highwoods Properties, Inc. (REIT)	12,356
58	Home Loan Servicing Solutions Ltd.	776
337	Home Properties, Inc. (REIT)	20,200
18	ICG Group, Inc.*	157
105	Imperial Holdings, Inc.*	428
45	Investors Bancorp, Inc.*	672
113	Investors Real Estate Trust (REIT)	803
236	Kilroy Realty Corp. (REIT)	10,835
747	Ladenburg Thalmann Financial Services, Inc.*	1,091
38	LTC Properties, Inc. (REIT)	1,226
22	Manning & Napier, Inc.	306
201	MarketAxess Holdings, Inc.	6,490
287	Mid-America Apartment Communities, Inc. (REIT)	19,341
75	National Health Investors, Inc. (REIT)	3,620
185	Netspend Holdings, Inc.*	1,371
967	Newcastle Investment Corp. (REIT)	6,421
675	Omega Healthcare Investors, Inc. (REIT)	14,249
151	Potlatch Corp. (REIT)	4,328
26	PS Business Parks, Inc. (REIT)	1,713
61	Pzena Investment Management, Inc., Class A	251
13	S.Y. Bancorp, Inc.	293
71	Sabra Health Care REIT, Inc. (REIT)	1,021

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
52	Saul Centers, Inc. (REIT)	$2,088
323	Signature Bank/NY*	19,835
13	State Auto Financial Corp.	177
150	Stifel Financial Corp.*	4,769
338	Strategic Hotels & Resorts, Inc. (REIT)*	2,106
67	SVB Financial Group*	3,997
603	Tanger Factory Outlet Centers (REIT)	18,699
34	Taylor Capital Group, Inc.*	506
100	Tejon Ranch Co.*	2,664
34	TrustCo Bank Corp NY	176
44	Universal Health Realty Income Trust (REIT)	1,701
22	Urstadt Biddle Properties, Inc., Class A (REIT)	392
43	Virtus Investment Partners, Inc.*	3,048
75	Walker & Dunlop, Inc.*	880
118	Washington Real Estate Investment Trust (REIT)	3,321
92	Westamerica Bancorp.	4,113
49	Westfield Financial, Inc.	347
44	Westwood Holdings Group, Inc.	1,566
106	World Acceptance Corp.*	7,255
7	Zillow, Inc.*	274
		317,394
	Health Care — 6.5%

158	Abaxis, Inc.*	5,173
222	Abiomed, Inc.*	4,513
281	Accretive Health, Inc.*	3,305
422	Accuray, Inc.*	2,646
333	Achillion Pharmaceuticals, Inc.*	2,391
277	Acorda Therapeutics, Inc.*	6,091
76	Acura Pharmaceuticals, Inc.*	214
64	Aegerion Pharmaceuticals, Inc.*	973
120	Affymax, Inc.*	1,697
79	Air Methods Corp.*	7,201
393	Akorn, Inc.*	5,364
430	Align Technology, Inc.*	13,429
79	Alimera Sciences, Inc.*	216
669	Alkermes plc*	10,450
172	Alliance HealthCare Services, Inc.*	179
446	Allos Therapeutics, Inc.*	794
316	Alnylam Pharmaceuticals, Inc.*	3,236
16	AMAG Pharmaceuticals, Inc.*	224
148	Amicus Therapeutics, Inc.*	700
126	AMN Healthcare Services, Inc.*	756
151	Ampio Pharmaceuticals, Inc.*	488
81	Anacor Pharmaceuticals, Inc.*	405
65	Analogic Corp.	4,286
615	Antares Pharma, Inc.*	1,673
148	Anthera Pharmaceuticals, Inc.*	292
162	Ardea Biosciences, Inc.*	5,176
98	Arena Pharmaceuticals, Inc.*	656
1,163	Ariad Pharmaceuticals, Inc.*	19,271
435	Arqule, Inc.*	2,584
276	Array BioPharma, Inc.*	897
192	ArthroCare Corp.*	5,027
27	Astex Pharmaceuticals, Inc.*	48
245	athenahealth, Inc.*	17,809
99	AtriCure, Inc.*	890
11	Atrion Corp.	2,210
336	Auxilium Pharmaceuticals, Inc.*	6,418
835	AVANIR Pharmaceuticals, Inc., Class A*	2,480
220	AVEO Pharmaceuticals, Inc.*	2,801
951	AVI BioPharma, Inc.*	618
167	Bacterin International Holdings, Inc.*	244
47	BG Medicine, Inc.*	251
222	BioCryst Pharmaceuticals, Inc.*	688
50	Biolase, Inc.*	119
55	BioMimetic Therapeutics, Inc.*	139
172	Bio-Reference Labs, Inc.*	3,308
769	BioSante Pharmaceuticals, Inc.*	350
216	BioScrip, Inc.*	1,460
35	BioSpecifics Technologies Corp.*	595
173	BioTime, Inc.*	695
348	Cadence Pharmaceuticals, Inc.*	957
63	Capital Senior Living Corp.*	622
44	CardioNet, Inc.*	101
115	Cardiovascular Systems, Inc.*	1,040
1,391	Cell Therapeutics, Inc.*	1,251
58	Celldex Therapeutics, Inc.*	242
26	Cempra, Inc.*	201
219	Centene Corp.*	7,915
457	Cepheid, Inc.*	17,288
325	Cerus Corp.*	1,099
406	Chelsea Therapeutics International Ltd.*	544
140	Chemed Corp.	7,777
27	ChemoCentryx, Inc.*	379
35	Chindex International, Inc.*	330
199	Cleveland Biolabs, Inc.*	259
65	Clovis Oncology, Inc.*	1,158
172	Codexis, Inc.*	537
416	Columbia Laboratories, Inc.*	287
73	Complete Genomics, Inc.*	170
78	Computer Programs & Systems, Inc.	4,243
219	Conceptus, Inc.*	3,688
304	Corcept Therapeutics, Inc.*	1,243
43	Corvel Corp.*	1,910
19	CryoLife, Inc.*	88
442	Cubist Pharmaceuticals, Inc.*	17,733
379	Curis, Inc.*	1,774
199	Cyberonics, Inc.*	7,671
277	Cytori Therapeutics, Inc.*	615
337	Delcath Systems, Inc.*	502
377	Depomed, Inc.*	1,938
471	DexCom, Inc.*	5,063
527	Durect Corp.*	426
171	Dusa Pharmaceuticals, Inc.*	882
567	Dyax Corp.*	1,055
1,222	Dynavax Technologies Corp.*	4,607
52	DynaVox, Inc., Class A*	67
171	Emergent Biosolutions, Inc.*	2,466
214	Emeritus Corp.*	3,255
121	Endocyte, Inc.*	778
343	Endologix, Inc.*	4,661
114	Ensign Group, Inc. (The)	2,896
22	Enzo Biochem, Inc.*	40
16	Enzon Pharmaceuticals, Inc.*	103
43	Epocrates, Inc.*	326
178	eResearchTechnology, Inc.*	1,406
273	Exact Sciences Corp.*	2,697
42	Exactech, Inc.*	683
190	ExamWorks Group, Inc.*	2,141
1,042	Exelixis, Inc.*	4,824
45	Fluidigm Corp.*	626
119	Genomic Health, Inc.*	4,021
201	Geron Corp.*	263

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
34	Greenway Medical Technologies, Inc.*	$559
154	GTx, Inc.*	450
180	Haemonetics Corp.*	12,548
624	Halozyme Therapeutics, Inc.*	4,767
123	Hanger Orthopedic Group, Inc.*	2,653
365	Hansen Medical, Inc.*	861
10	Harvard Bioscience, Inc.*	36
127	HealthStream, Inc.*	2,682
84	HeartWare International, Inc.*	6,835
23	Hi-Tech Pharmacal Co., Inc.*	664
595	HMS Holdings Corp.*	15,940
33	Horizon Pharma, Inc.*	132
21	ICU Medical, Inc.*	1,080
117	Idenix Pharmaceuticals, Inc.*	1,058
377	Immunogen, Inc.*	5,282
461	Immunomedics, Inc.*	1,531
418	Impax Laboratories, Inc.*	8,665
621	Incyte Corp.*	13,234
134	Infinity Pharmaceuticals, Inc.*	1,743
323	Insulet Corp.*	5,950
137	Integra LifeSciences Holdings Corp.*	4,865
176	InterMune, Inc.*	1,836
12	Invacare Corp.	179
115	IPC The Hospitalist Co., Inc.*	4,024
89	IRIS International, Inc.*	949
378	Ironwood Pharmaceuticals, Inc.*	4,506
699	Isis Pharmaceuticals, Inc.*	6,913
225	ISTA Pharmaceuticals, Inc.*	2,045
155	Jazz Pharmaceuticals plc*	6,696
60	Kensey Nash Corp.	2,307
485	Keryx Biopharmaceuticals, Inc.*	854
239	K-V Pharmaceutical Co., Class A*	268
66	Landauer, Inc.	3,328
35	Lannett Co., Inc.*	142
449	Lexicon Pharmaceuticals, Inc.*	714
6	LHC Group, Inc.*	100
138	Ligand Pharmaceuticals, Inc., Class B*	1,729
265	Luminex Corp.*	5,870
224	MAKO Surgical Corp.*	5,087
694	MannKind Corp.*	1,263
153	MAP Pharmaceuticals, Inc.*	1,801
369	Masimo Corp.*	6,941
274	MedAssets, Inc.*	3,102
50	Medical Action Industries, Inc.*	215
215	Medicines Co. (The)*	4,726
357	Medicis Pharmaceutical Corp., Class A	12,888
148	Medidata Solutions, Inc.*	4,182
220	Medivation, Inc.*	18,531
53	Medtox Scientific, Inc.*	1,071
391	Merge Healthcare, Inc.*	919
288	Meridian Bioscience, Inc.	5,455
294	Merit Medical Systems, Inc.*	3,822
171	Metabolix, Inc.*	342
297	Metropolitan Health Networks, Inc.*	2,584
235	MModal, Inc.*	2,954
119	Molina Healthcare, Inc.*	3,036
324	Momenta Pharmaceuticals, Inc.*	4,468
88	MWI Veterinary Supply, Inc.*	8,180
300	Nabi Biopharmaceuticals*	462
13	National Research Corp.	559
106	Natus Medical, Inc.*	1,187
664	Navidea Biopharmaceuticals, Inc.*	1,793
505	Nektar Therapeutics*	3,383
163	Neogen Corp.*	6,347
369	NeoStem, Inc.*	157
291	Neurocrine Biosciences, Inc.*	1,947
36	NewLink Genetics Corp.*	459
501	Novavax, Inc.*	636
604	NPS Pharmaceuticals, Inc.*	4,766
296	NuVasive, Inc.*	5,849
313	NxStage Medical, Inc.*	4,754
113	Nymox Pharmaceutical Corp.*	825
130	Obagi Medical Products, Inc.*	1,611
112	Omnicell, Inc.*	1,466
102	OncoGenex Pharmaceutical, Inc.*	1,281
286	Oncothyreon, Inc.*	1,038
445	Onyx Pharmaceuticals, Inc.*	20,372
764	Opko Health, Inc.*	3,514
325	Optimer Pharmaceuticals, Inc.*	4,855
328	OraSure Technologies, Inc.*	3,395
319	Orexigen Therapeutics, Inc.*	1,065
127	Orthofix International N.V.*	4,813
117	Osiris Therapeutics, Inc.*	741
364	Owens & Minor, Inc.	10,363
52	Pacific Biosciences of California, Inc.*	123
62	Pacira Pharmaceuticals, Inc.*	658
259	Pain Therapeutics, Inc.*	971
176	Par Pharmaceutical Cos., Inc.*	6,308
374	PAREXEL International Corp.*	10,008
809	PDL BioPharma, Inc.	5,250
694	Peregrine Pharmaceuticals, Inc.*	386
30	Pernix Therapeutics Holdings*	194
322	Pharmacyclics, Inc.*	10,117
250	PharmAthene, Inc.*	305
186	Pozen, Inc.*	1,289
152	Progenics Pharmaceuticals, Inc.*	1,316
18	Providence Service Corp. (The)*	239
360	PSS World Medical, Inc.*	7,283
272	Quality Systems, Inc.	7,782
373	Questcor Pharmaceuticals, Inc.*	15,442
200	Quidel Corp.*	3,144
214	RadNet, Inc.*	514
330	Raptor Pharmaceutical Corp.*	1,772
367	Rigel Pharmaceuticals, Inc.*	2,727
113	Rockwell Medical Technologies, Inc.*	962
22	RTI Biologics, Inc.*	79
47	Sagent Pharmaceuticals, Inc.*	750
410	Salix Pharmaceuticals Ltd.*	21,242
367	Sangamo Biosciences, Inc.*	1,629
374	Santarus, Inc.*	2,491
354	Savient Pharmaceuticals, Inc.*	256
243	Sciclone Pharmaceuticals, Inc.*	1,531
677	Seattle Genetics, Inc.*	13,188
66	Select Medical Holdings Corp.*	610
557	Sequenom, Inc.*	2,133
241	SIGA Technologies, Inc.*	557
9	Skilled Healthcare Group, Inc., Class A*	50
234	Spectranetics Corp. (The)*	2,310
403	Spectrum Pharmaceuticals, Inc.*	4,671
216	Staar Surgical Co.*	1,834
309	Stereotaxis, Inc.*	77
416	STERIS Corp.	12,422
89	Sucampo Pharmaceuticals, Inc., Class A*	652
186	Sunesis Pharmaceuticals, Inc.*	541
301	Sunrise Senior Living, Inc.*	1,812

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
64	Symmetry Medical, Inc.*	$495
156	Synergetics USA, Inc.*	558
187	Synta Pharmaceuticals Corp.*	899
193	Targacept, Inc.*	801
187	Team Health Holdings, Inc.*	4,252
404	Theravance, Inc.*	8,359
74	Tornier N.V.*	1,461
39	Transcept Pharmaceuticals, Inc.*	276
73	Trius Therapeutics, Inc.*	374
83	U.S. Physical Therapy, Inc.	2,017
453	Unilife Corp.*	1,889
127	Uroplasty, Inc.*	589
185	Vanda Pharmaceuticals, Inc.*	786
75	Vanguard Health Systems, Inc.*	577
119	Vascular Solutions, Inc.*	1,354
33	Verastem, Inc.*	331
533	Vical, Inc.*	1,556
688	Vivus, Inc.*	17,056
366	Volcano Corp.*	10,464
299	WellCare Health Plans, Inc.*	16,885
129	West Pharmaceutical Services, Inc.	6,166
203	XenoPort, Inc.*	1,194
14	Young Innovations, Inc.	486
363	Zalicus, Inc.*	345
37	ZELTIQ Aesthetics, Inc.*	166
470	ZIOPHARM Oncology, Inc.*	2,416
148	Zogenix, Inc.*	266
		819,121
	Industrials — 5.1%

61	A.T. Cross Co., Class A*	618
111	A123 Systems, Inc.*	113
132	AAON, Inc.	2,474
71	AAR Corp.	856
103	ABM Industries, Inc.	2,211
300	Acacia Research Corp.*	10,431
29	Accuride Corp.*	172
561	Active Power, Inc.*	443
77	Actuant Corp., Class A	2,015
304	Acuity Brands, Inc.	16,568
117	Advisory Board Co. (The)*	11,334
119	Aerovironment, Inc.*	2,651
39	Aircastle Ltd.	433
3	Alamo Group, Inc.	93
28	Alaska Air Group, Inc.*	960
37	Albany International Corp., Class A	675
104	Allegiant Travel Co.*	6,744
189	Altra Holdings, Inc.*	3,170
131	Ameresco, Inc., Class A*	1,408
37	American Reprographics Co.*	191
64	American Science & Engineering, Inc.	3,101
6	Ampco-Pittsburgh Corp.	93
297	Applied Industrial Technologies, Inc.	11,200
10	Argan, Inc.	133
72	Astronics Corp.*	1,837
737	Avis Budget Group, Inc.*	10,944
88	AZZ, Inc.	4,719
323	Beacon Roofing Supply, Inc.*	8,027
285	Belden, Inc.	8,906
341	Blount International, Inc.*	4,644
28	Brady Corp., Class A	768
284	Brink’s Co. (The)	6,467
255	Broadwind Energy, Inc.*	77
80	CAI International, Inc.*	1,483
1,867	Capstone Turbine Corp.*	1,923
3	Cascade Corp.	150
154	Casella Waste Systems, Inc., Class A*	779
12	CDI Corp.	201
88	Celadon Group, Inc.	1,418
205	Cenveo, Inc.*	426
206	Chart Industries, Inc.*	12,867
76	CIRCOR International, Inc.	2,446
336	CLARCOR, Inc.	16,397
329	Clean Harbors, Inc.*	20,421
59	Coleman Cable, Inc.	507
343	Colfax Corp.*	9,717
107	Columbus McKinnon Corp.*	1,652
202	Commercial Vehicle Group, Inc.*	1,763
1	Compx International, Inc.	13
59	Consolidated Graphics, Inc.*	1,721
242	Corporate Executive Board Co. (The)	8,794
13	CRA International, Inc.*	245
49	Cubic Corp.	2,127
361	Deluxe Corp.	8,346
247	DigitalGlobe, Inc.*	3,992
203	Dollar Thrifty Automotive Group, Inc.*	16,561
71	Douglas Dynamics, Inc.	907
61	DXP Enterprises, Inc.*	2,867
41	Dycom Industries, Inc.*	803
94	Dynamic Materials Corp.	1,587
79	Echo Global Logistics, Inc.*	1,344
113	Encore Capital Group, Inc.*	2,739
122	EnergySolutions, Inc.*	429
54	EnerNOC, Inc.*	341
98	EnerSys*	3,232
62	EnPro Industries, Inc.*	2,388
48	ESCO Technologies, Inc.	1,675
15	Essex Rental Corp.*	48
93	Exponent, Inc.*	4,391
37	Federal Signal Corp.*	184
292	Flow International Corp.*	861
206	Forward Air Corp.	6,536
153	Franklin Electric Co., Inc.	7,485
121	Fuel Tech, Inc.*	485
1,130	FuelCell Energy, Inc.*	1,526
259	Furmanite Corp.*	1,191
303	GenCorp, Inc.*	1,854
65	Generac Holdings, Inc.*	1,609
278	Genesee & Wyoming, Inc., Class A*	13,931
9	GeoEye, Inc.*	172
61	Global Power Equipment Group, Inc.*	1,124
107	Gorman-Rupp Co. (The)	2,997
30	GP Strategies Corp.*	473
69	Graham Corp.	1,329
92	H&E Equipment Services, Inc.*	1,460
466	Healthcare Services Group, Inc.	9,110
354	Heartland Express, Inc.	5,041
366	HEICO Corp.	15,248
10	Heidrick & Struggles International, Inc.	164
39	Heritage-Crystal Clean, Inc.*	763
402	Herman Miller, Inc.	7,429
581	Hexcel Corp.*	14,165
314	HNI Corp.	7,257
125	Houston Wire & Cable Co.	1,425
258	Hub Group, Inc., Class A*	9,020
146	Huron Consulting Group, Inc.*	4,564
49	ICF International, Inc.*	1,103

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
363	II-VI, Inc.*	$6,861
181	InnerWorkings, Inc.*	2,134
161	Insperity, Inc.	4,043
7	Insteel Industries, Inc.	64
370	Interface, Inc.	4,695
20	Interline Brands, Inc.*	501
68	Intersections, Inc.	777
187	John Bean Technologies Corp.	2,605
22	Kadant, Inc.*	499
102	Kaman Corp.	2,984
185	Kforce, Inc.*	2,466
428	Knight Transportation, Inc.	7,173
336	Knoll, Inc.	4,459
18	Korn/Ferry International*	245
88	Lindsay Corp.	4,897
32	LMI Aerospace, Inc.*	502
17	Marten Transport Ltd.	348
397	MasTec, Inc.*	6,491
72	McGrath RentCorp	1,818
451	Meritor, Inc.*	2,440
163	Metalico, Inc.*	412
7	Met-Pro Corp.	66
132	Middleby Corp.*	13,500
191	Mine Safety Appliances Co.	7,846
103	Mistras Group, Inc.*	2,322
67	Mobile Mini, Inc.*	921
31	Moog, Inc., Class A*	1,179
36	Mueller Industries, Inc.	1,529
4	Multi-Color Corp.	74
133	MYR Group, Inc.*	2,023
34	National Presto Industries, Inc.	2,280
44	NL Industries, Inc.	538
118	NN, Inc.*	911
135	Odyssey Marine Exploration, Inc.*	436
333	Old Dominion Freight Line, Inc.*	14,505
19	Omega Flex, Inc.*	210
28	On Assignment, Inc.*	467
173	Orbital Sciences Corp.*	1,936
24	Pacer International, Inc.*	135
59	Park-Ohio Holdings Corp.*	1,089
674	Pendrell Corp.*	782
145	PMFG, Inc.*	1,108
120	Portfolio Recovery Associates, Inc.*	8,293
20	PowerSecure International, Inc.*	83
2	Preformed Line Products Co.	111
164	Primoris Services Corp.	1,966
27	Proto Labs, Inc.*	996
16	Quad/Graphics, Inc.	202
36	Quality Distribution, Inc.*	382
127	Raven Industries, Inc.	8,461
122	RBC Bearings, Inc.*	5,661
4	Roadrunner Transportation Systems, Inc.*	67
446	Rollins, Inc.	9,473
71	RPX Corp.*	946
771	Satcon Technology Corp.*	264
81	Sauer-Danfoss, Inc.	2,927
111	Standard Parking Corp.*	2,110
16	Standex International Corp.	651
65	Steelcase, Inc., Class A	570
141	Sun Hydraulics Corp.	3,290
162	Swift Transportation Co.*	1,719
594	Swisher Hygiene, Inc.*	1,182
32	Sykes Enterprises, Inc.*	482
154	TAL International Group, Inc.	5,037
390	Taser International, Inc.*	2,098
137	Team, Inc.*	3,655
72	Teledyne Technologies, Inc.*	4,290
134	Tennant Co.	5,655
89	Tetra Tech, Inc.*	2,224
80	Textainer Group Holdings Ltd.	2,630
70	Thermon Group Holdings, Inc.*	1,422
295	Titan International, Inc.	6,608
35	Titan Machinery, Inc.*	1,080
37	TMS International Corp., Class A*	411
124	TRC Cos., Inc.*	748
109	Trex Co., Inc.*	3,172
205	Trimas Corp.*	4,102
31	Triumph Group, Inc.	1,855
185	TrueBlue, Inc.*	2,766
59	Twin Disc, Inc.	1,125
130	United Rentals, Inc.*	4,492
194	United Stationers, Inc.	4,899
121	US Ecology, Inc.	2,082
355	USG Corp.*	5,474
241	Valence Technology, Inc.*	178
19	Viad Corp.	337
137	Vicor Corp.	825
481	Wabash National Corp.*	3,348
197	Watsco, Inc.	14,501
20	Watts Water Technologies, Inc., Class A	661
45	Werner Enterprises, Inc.	1,095
56	Wesco Aircraft Holdings, Inc.*	777
432	Woodward, Inc.	16,291
77	Xerium Technologies, Inc.*	277
56	Zipcar, Inc.*	602
		644,506
	Information Technology — 6.9%

294	3D Systems Corp.*	8,938
240	ACI Worldwide, Inc.*	9,166
94	Active Network, Inc. (The)*	1,320
246	Actuate Corp.*	1,643
454	ADTRAN, Inc.	13,270
230	Advent Software, Inc.*	6,001
139	Aeroflex Holding Corp.*	899
159	American Software, Inc., Class A	1,266
63	Amtech Systems, Inc.*	285
12	Anaren, Inc.*	232
210	Ancestry.com, Inc.*	4,523
37	Angie’s List, Inc.*	473
105	Anixter International, Inc.	6,039
376	Applied Micro Circuits Corp.*	2,008
630	Aruba Networks, Inc.*	8,278
594	Aspen Technology, Inc.*	13,127
13	ATMI, Inc.*	260
41	AVG Technologies NV*	558
95	AXT, Inc.*	366
88	Badger Meter, Inc.	3,178
118	Bankrate, Inc.*	2,051
56	Bazaarvoice, Inc.*	968
312	Blackbaud, Inc.	8,065
252	Bottomline Technologies, Inc.*	4,506
30	Brightcove, Inc.*	380
209	Brightpoint, Inc.*	1,018
158	BroadSoft, Inc.*	4,315
38	Cabot Microelectronics Corp.	1,191
13	CACI International, Inc., Class A*	556
279	Calix, Inc.*	2,240
210	Callidus Software, Inc.*	1,048
37	Carbonite, Inc.*	285

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
302	Cardtronics, Inc.*	$8,462
65	Cass Information Systems, Inc.	2,394
340	Cavium, Inc.*	8,231
162	CEVA, Inc.*	2,816
465	Cirrus Logic, Inc.*	13,355
238	Cognex Corp.	8,328
118	Coherent, Inc.*	5,209
309	CommVault Systems, Inc.*	14,483
74	Computer Task Group, Inc.*	901
224	comScore, Inc.*	4,066
313	Concur Technologies, Inc.*	19,359
207	Constant Contact, Inc.*	4,192
80	Cornerstone OnDemand, Inc.*	1,604
181	CoStar Group, Inc.*	13,374
117	CSG Systems International, Inc.*	1,931
53	Cymer, Inc.*	2,871
48	Daktronics, Inc.	314
38	DDi Corp.	494
249	DealerTrack Holdings, Inc.*	6,798
156	Deltek, Inc.*	1,636
55	Demand Media, Inc.*	504
108	Dialogic, Inc.*	102
340	Dice Holdings, Inc.*	3,342
29	Digi International, Inc.*	262
44	Digimarc Corp.	1,082
33	Digital River, Inc.*	482
248	Diodes, Inc.*	4,853
90	Dot Hill Systems Corp.*	111
116	DTS, Inc.*	3,205
138	Ebix, Inc.	2,401
246	Echelon Corp.*	868
55	Electro Rent Corp.	761
15	Electro Scientific Industries, Inc.	165
23	Electronics for Imaging, Inc.*	339
59	Ellie Mae, Inc.*	959
131	eMagin Corp.*	407
306	Entegris, Inc.*	2,359
601	Entropic Communications, Inc.*	2,416
134	Envestnet, Inc.*	1,589
19	EPAM Systems, Inc.*	333
15	EPIQ Systems, Inc.	165
1	ePlus, Inc.*	31
29	Exar Corp.*	228
120	ExlService Holdings, Inc.*	2,600
182	Extreme Networks*	679
143	Fabrinet*	1,667
146	Fair Isaac Corp.	5,936
215	FalconStor Software, Inc.*	576
115	FARO Technologies, Inc.*	5,305
251	FEI Co.*	11,488
629	Finisar Corp.*	9,026
103	Forrester Research, Inc.	3,325
41	FriendFinder Networks, Inc.*	46
111	Globecomm Systems, Inc.*	1,177
352	Glu Mobile, Inc.*	1,626
830	GT Advanced Technologies, Inc.*	3,486
96	Guidance Software, Inc.*	787
46	Guidewire Software, Inc.*	1,192
103	Hackett Group, Inc. (The)*	532
170	Harmonic, Inc.*	746
270	Heartland Payment Systems, Inc.	7,879
215	Higher One Holdings, Inc.*	2,733
220	Hittite Microwave Corp.*	10,842
217	iGATE Corp.*	3,557
183	Immersion Corp.*	1,027
28	Imperva, Inc.*	720
46	Infinera Corp.*	295
36	InfoSpace, Inc.*	459
152	Inphi Corp.*	1,263
664	Integrated Device Technology, Inc.*	3,645
100	Interactive Intelligence Group, Inc.*	2,580
318	InterDigital, Inc.	7,851
39	Intermolecular, Inc.*	253
316	Internap Network Services Corp.*	2,253
224	IntraLinks Holdings, Inc.*	896
33	InvenSense, Inc.*	328
271	Ixia*	2,867
111	IXYS Corp.*	1,150
323	j2 Global, Inc.	7,813
606	Jack Henry & Associates, Inc.	20,004
55	JDA Software Group, Inc.*	1,522
80	Jive Software, Inc.*	1,340
16	Kemet Corp.*	92
185	Kenexa Corp.*	5,396
103	Keynote Systems, Inc.	1,488
184	Kopin Corp.*	565
6	KVH Industries, Inc.*	58
255	Lattice Semiconductor Corp.*	1,165
115	LeCroy Corp.*	1,632
375	Limelight Networks, Inc.*	1,020
432	Lionbridge Technologies, Inc.*	1,300
139	Liquidity Services, Inc.*	8,881
133	Littelfuse, Inc.	7,653
370	LivePerson, Inc.*	6,386
143	LogMeIn, Inc.*	4,583
6	Loral Space & Communications, Inc.	362
187	LTX-Credence Corp.*	1,328
143	Manhattan Associates, Inc.*	6,793
62	Marchex, Inc., Class B	222
244	MAXIMUS, Inc.	11,104
112	MaxLinear, Inc., Class A*	502
196	Maxwell Technologies, Inc.*	1,358
105	Measurement Specialties, Inc.*	3,430
300	Mentor Graphics Corp.*	4,230
76	Meru Networks, Inc.*	118
354	Micrel, Inc.	3,466
606	Microsemi Corp.*	10,702
56	MicroStrategy, Inc., Class A*	6,831
111	Microvision, Inc.*	294
138	Mindspeed Technologies, Inc.*	428
261	MIPS Technologies, Inc.*	1,668
67	MoneyGram International, Inc.*	933
161	Monolithic Power Systems, Inc.*	3,025
251	Monotype Imaging Holdings, Inc.*	3,439
229	MoSys, Inc.*	689
245	Motricity, Inc.*	157
278	Move, Inc.*	2,299
109	MTS Systems Corp.	4,214
11	Multi-Fineline Electronix, Inc.*	272
8	NCI, Inc., Class A*	34
30	NeoPhotonics Corp.*	123
257	NETGEAR, Inc.*	8,067
262	Netscout Systems, Inc.*	5,253
201	NetSuite, Inc.*	9,431
83	Newport Corp.*	987
449	NIC, Inc.	4,881
23	Novatel Wireless, Inc.*	48
67	Numerex Corp., Class A*	611
34	NVE Corp.*	1,768
461	OCZ Technology Group, Inc.*	2,065
290	OmniVision Technologies, Inc.*	4,692
165	OpenTable, Inc.*	6,554

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
54	Oplink Communications, Inc.*	$692
101	OPNET Technologies, Inc.	2,522
103	OSI Systems, Inc.*	6,573
836	Parametric Technology Corp.*	16,887
155	PDF Solutions, Inc.*	1,372
117	Pegasystems, Inc.	3,626
120	Perficient, Inc.*	1,360
19	Pericom Semiconductor Corp.*	149
82	Plantronics, Inc.	2,467
226	Plexus Corp.*	6,328
202	Power Integrations, Inc.	8,244
448	Power-One, Inc.*	1,859
222	Powerwave Technologies, Inc.*	195
137	PRGX Global, Inc.*	922
135	Procera Networks, Inc.*	2,822
258	Progress Software Corp.*	4,959
151	PROS Holdings, Inc.*	2,270
292	Pulse Electronics Corp.	572
46	QAD, Inc., Class A*	570
521	QLIK Technologies, Inc.*	11,842
48	Quepasa Corp.*	141
122	Quest Software, Inc.*	3,050
22	QuinStreet, Inc.*	178
689	Rambus, Inc.*	3,314
288	RealD, Inc.*	3,447
225	RealPage, Inc.*	4,016
67	Responsys, Inc.*	688
203	RF Micro Devices, Inc.*	765
94	Rofin-Sinar Technologies, Inc.*	1,866
38	Rogers Corp.*	1,532
123	Rubicon Technology, Inc.*	1,085
209	Saba Software, Inc.*	1,745
767	Sapient Corp.	8,437
28	ScanSource, Inc.*	839
87	SciQuest, Inc.*	1,369
91	Seachange International, Inc.*	736
458	Semtech Corp.*	11,033
74	ServiceSource International, Inc.*	888
331	ShoreTel, Inc.*	1,387
217	Silicon Graphics International Corp.*	1,278
440	Silicon Image, Inc.*	1,945
400	SolarWinds, Inc.*	18,344
114	Sonus Networks, Inc.*	277
200	Sourcefire, Inc.*	11,032
59	SPS Commerce, Inc.*	1,631
85	SRS Labs, Inc.*	769
85	Stamps.com, Inc.*	2,088
258	STEC, Inc.*	1,822
148	Stratasys, Inc.*	7,033
199	Super Micro Computer, Inc.*	3,172
211	Support.com, Inc.*	542
226	Synaptics, Inc.*	6,061
185	Synchronoss Technologies, Inc.*	3,313
108	Syntel, Inc.	6,037
516	Take-Two Interactive Software, Inc.*	5,944
59	Tangoe, Inc.*	1,139
73	TechTarget, Inc.*	382
137	TeleCommunication Systems, Inc., Class A*	203
109	TeleNav, Inc.*	655
178	TeleTech Holdings, Inc.*	2,652
837	TiVo, Inc.*	7,148
179	TNS, Inc.*	3,201
39	Travelzoo, Inc.*	910
1,152	TriQuint Semiconductor, Inc.*	6,002
86	TTM Technologies, Inc.*	795
209	Tyler Technologies, Inc.*	7,796
15	Ubiquiti Networks, Inc.*	280
181	Ultimate Software Group, Inc.*	14,540
160	Ultra Clean Holdings*	954
176	Ultratech, Inc.*	5,336
126	Unisys Corp.*	1,979
270	Universal Display Corp.*	7,601
179	Unwired Planet, Inc.*	422
552	ValueClick, Inc.*	9,682
190	VASCO Data Security International, Inc.*	1,328
200	Veeco Instruments, Inc.*	6,936
149	Verint Systems, Inc.*	4,279
95	ViaSat, Inc.*	3,992
2	Viasystems Group, Inc.*	38
286	VirnetX Holding Corp.*	9,535
106	Virtusa Corp.*	1,551
128	Vocus, Inc.*	2,065
172	Volterra Semiconductor Corp.*	4,778
581	Wave Systems Corp., Class A*	581
204	Web.com Group, Inc.*	3,248
265	Websense, Inc.*	4,924
271	Wright Express Corp.*	15,192
105	XO Group, Inc.*	927
441	Zix Corp.*	1,085
17	Zygo Corp.*	282
		866,756
	Materials — 1.3%

11	A. Schulman, Inc.	235
30	AEP Industries, Inc.*	1,036
171	AMCOL International Corp.	4,802
25	American Vanguard Corp.	674
202	Balchem Corp.	5,866
315	Calgon Carbon Corp.*	4,212
415	Chemtura Corp.*	6,271
41	Coeur d’Alene Mines Corp.*	693
76	Deltic Timber Corp.	4,226
253	Eagle Materials, Inc.	8,121
350	Flotek Industries, Inc.*	3,728
47	FutureFuel Corp.	462
473	General Moly, Inc.*	1,173
442	Globe Specialty Metals, Inc.	5,180
199	Gold Resource Corp.	5,274
182	Golden Minerals Co.*	633
980	Graphic Packaging Holding Co.*	4,851
40	GSE Holding, Inc.*	436
24	H.B. Fuller Co.	730
6	Handy & Harman Ltd.*	80
61	Hawkins, Inc.	2,014
66	Haynes International, Inc.	3,366
1,959	Hecla Mining Co.	8,326
16	Horsehead Holding Corp.*	142
152	Innophos Holdings, Inc.	7,673
149	Innospec, Inc.*	3,938
49	Kaiser Aluminum Corp.	2,352
44	KMG Chemicals, Inc.	752
145	Koppers Holdings, Inc.	5,091
195	Kraton Performance Polymers, Inc.*	3,726
129	LSB Industries, Inc.*	3,589
11	Materion Corp.	243
740	McEwen Mining, Inc.*	1,746
81	Metals USA Holdings Corp.*	1,176
602	Midway Gold Corp.*	716
16	Myers Industries, Inc.	269
56	Neenah Paper, Inc.	1,459

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
63	NewMarket Corp.	$13,155
159	Noranda Aluminum Holding Corp.	1,223
337	Olin Corp.	6,460
317	Omnova Solutions, Inc.*	2,282
889	Paramount Gold and Silver Corp.*	1,929
475	PolyOne Corp.	6,284
68	Quaker Chemical Corp.	2,842
97	Revett Minerals, Inc.*	324
28	RTI International Metals, Inc.*	588
278	Senomyx, Inc.*	648
809	Stillwater Mining Co.*	6,868
237	SunCoke Energy, Inc.*	3,327
60	TPC Group, Inc.*	1,895
49	U.S. Silica Holdings, Inc.*	596
3	United States Lime & Minerals, Inc.*	134
78	Vista Gold Corp.*	225
235	Worthington Industries, Inc.	3,819
154	Zep, Inc.	2,159
		160,019
	Telecommunication Services — 0.3%

436	8x8, Inc.*	1,761
163	AboveNet, Inc.*	13,581
64	Alaska Communications Systems Group, Inc.	127
15	Atlantic Tele-Network, Inc.	493
32	Boingo Wireless, Inc.*	307
196	Cbeyond, Inc.*	1,160
403	Cincinnati Bell, Inc.*	1,427
323	Cogent Communications Group, Inc.*	5,730
147	Consolidated Communications Holdings, Inc.	2,168
9	Fairpoint Communications, Inc.*	49
260	General Communication, Inc., Class A*	1,648
94	HickoryTech Corp.	900
90	IDT Corp., Class B	745
197	inContact, Inc.*	1,030
36	Iridium Communications, Inc.*	306
89	Leap Wireless International, Inc.*	514
105	Lumos Networks Corp.	1,076
105	NTELOS Holdings Corp.	2,010
167	Shenandoah Telecommunications Co.	1,780
6	SureWest Communications	128
297	Towerstream Corp.*	1,078
414	Vonage Holdings Corp.*	758
		38,776
	Utilities — 0.0%‡

61	Atlantic Power Corp.	814
90	Genie Energy Ltd., Class B	602
14	Otter Tail Corp.	296
38	South Jersey Industries, Inc.	1,839
		3,551
	Total Common Stocks (Cost $3,784,631)	3,910,690

No. of Rights
	Rights — 0.0%‡
69	Hampton Roads Bankshares, Inc., expiring 06/30/12 at $0.70*^	190
	Total Rights (Cost $666)	190

No. of Warrants
Warrants — 0.0%
253	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) — 8.4%
	Federal Home Loan Bank
$890,037	0.01%, due 06/01/12	890,037
	Federal Home Loan Mortgage Corp.
164,995	0.06%, due 06/01/12	164,995
	Total U.S. Government & Agency Securities (Cost $1,055,032)	1,055,032

	Repurchase Agreements (a)(b) — 58.3%
7,317,364	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $7,317,400	7,317,364
	Total Repurchase Agreements (Cost $7,317,364)	7,317,364

	Total Investment Securities (Cost $12,157,693) — 97.9%	12,283,276
	Other assets less liabilities — 2.1%	268,976
	Net Assets — 100.0%	$12,552,252

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $190 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $3,573,831.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,067
Aggregate gross unrealized depreciation	(374,318)
Net unrealized depreciation	$(373,251)
Federal income tax cost of investments	$12,656,527

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$18,274	$(24,293)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	601,371	(26,614)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	10,905,165	128,607

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	9,670,538	150,746

		$228,446

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

Ultra Consumer Services

Shares		Value
	Common Stocks (a) — 63.2%
	Airlines — 1.1%

245	Alaska Air Group, Inc.*	$8,403
2,877	Delta Air Lines, Inc.*	34,812
846	JetBlue Airways Corp.*	4,425
173	SkyWest, Inc.	1,220
2,649	Southwest Airlines Co.	23,920
1,125	United Continental Holdings, Inc.*	28,316
548	US Airways Group, Inc.*	7,245
		108,341
	Commercial Services & Supplies — 0.2%

395	Copart, Inc.*	10,709
255	Rollins, Inc.	5,416
		16,125
	Diversified Consumer Services — 0.8%

384	Apollo Group, Inc., Class A*	12,219
209	Career Education Corp.*	1,366
197	DeVry, Inc.	5,384
997	H&R Block, Inc.	15,224
213	Hillenbrand, Inc.	3,998
91	ITT Educational Services, Inc.*	5,178
97	Matthews International Corp., Class A	2,922
197	Regis Corp.	3,607
776	Service Corp. International	8,885
229	Sotheby’s	6,984
41	Strayer Education, Inc.	3,684
73	Weight Watchers International, Inc.	4,142
		73,593
	Electronic Equipment, Instruments & Components — 0.1%

175	Dolby Laboratories, Inc., Class A*	7,506

	Food & Staples Retailing — 10.4%

129	Casey’s General Stores, Inc.	7,305
1,475	Costco Wholesale Corp.	127,425
4,432	CVS Caremark Corp.	199,174
146	Harris Teeter Supermarkets, Inc.	5,480
1,820	Kroger Co. (The)	40,058
2,060	Rite Aid Corp.*	2,678
1,157	Safeway, Inc.	22,006
721	SUPERVALU, Inc.	3,259
2,005	Sysco Corp.	55,960
165	United Natural Foods, Inc.*	8,366
2,987	Walgreen Co.	91,163
5,944	Wal-Mart Stores, Inc.	391,234
546	Whole Foods Market, Inc.	48,381
		1,002,489
	Health Care Providers & Services — 1.8%

882	AmerisourceBergen Corp.	32,625
1,173	Cardinal Health, Inc.	48,539
68	Chemed Corp.	3,777
838	McKesson Corp.	73,141
389	Omnicare, Inc.	12,261
293	VCA Antech, Inc.*	6,311
		176,654
	Hotels, Restaurants & Leisure — 10.7%

147	Bally Technologies, Inc.*	6,843
100	Bob Evans Farms, Inc.	4,054
274	Brinker International, Inc.	8,853
1,364	Carnival Corp.	43,771
64	CEC Entertainment, Inc.	2,237
179	Cheesecake Factory, Inc. (The)*	5,807
106	Chipotle Mexican Grill, Inc.*	43,785
111	Choice Hotels International, Inc.	4,039
78	Cracker Barrel Old Country Store, Inc.	4,779
437	Darden Restaurants, Inc.	22,606
188	Domino’s Pizza, Inc.	5,773
143	Gaylord Entertainment Co.*	5,427
135	Hyatt Hotels Corp., Class A*	4,994
1,021	International Game Technology	14,600
93	International Speedway Corp., Class A	2,236
150	Jack in the Box, Inc.*	3,878
1,340	Las Vegas Sands Corp.	61,881
137	Life Time Fitness, Inc.*	5,872
996	Marriott International, Inc., Class A	38,555
105	Marriott Vacations Worldwide Corp.*	2,972
3,511	McDonald’s Corp.	313,673
1,097	MGM Resorts International*	11,881
321	Orient-Express Hotels Ltd., Class A*	2,709
72	P.F. Chang’s China Bistro, Inc.	3,691
96	Panera Bread Co., Class A*	14,107
65	Papa John’s International, Inc.*	3,024
231	Penn National Gaming, Inc.*	10,614
211	Pinnacle Entertainment, Inc.*	2,064
465	Royal Caribbean Cruises Ltd.	10,951
208	Scientific Games Corp., Class A*	1,776
186	Six Flags Entertainment Corp.	8,487
2,530	Starbucks Corp.	138,872
664	Starwood Hotels & Resorts Worldwide, Inc.	35,092
123	Vail Resorts, Inc.	5,347
1,059	Wendy’s Co. (The)	4,861
190	WMS Industries, Inc.*	3,901
524	Wyndham Worldwide Corp.	26,095
274	Wynn Resorts Ltd.	28,233
1,590	Yum! Brands, Inc.	111,872
		1,030,212
	Internet & Catalog Retail — 4.6%

1,199	Amazon.com, Inc.*	255,279
331	Expedia, Inc.	15,189
141	HSN, Inc.	5,485
1,949	Liberty Interactive Corp., Class A*	32,665
188	Netflix, Inc.*	11,927
169	priceline.com, Inc.*	105,708
102	Shutterfly, Inc.*	2,812
341	TripAdvisor, Inc.*	14,622
		443,687
	Internet Software & Services — 1.7%

3,769	eBay, Inc.*	147,707
80	OpenTable, Inc.*	3,178
281	ValueClick, Inc.*	4,929
153	WebMD Health Corp.*	3,523
		159,337
	IT Services — 0.0%‡

266	Acxiom Corp.*	3,742

	Media — 15.4%

169	AMC Networks, Inc., Class A*	6,522
93	Arbitron, Inc.	3,110
767	Cablevision Systems Corp., Class A	8,775
2,061	CBS Corp. (Non-Voting), Class B	65,787
128	Charter Communications, Inc., Class A*	8,026
334	Cinemark Holdings, Inc.	7,702
7,111	Comcast Corp., Class A	205,579

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,212	Comcast Corp., Special, Class A	$63,529
183	CTC Media, Inc.	1,625
2,301	DIRECTV, Class A*	102,279
479	Discovery Communications, Inc., Class A*	23,998
397	Discovery Communications, Inc., Class C*	18,496
707	DISH Network Corp., Class A	19,824
232	DreamWorks Animation SKG, Inc., Class A*	4,127
818	Gannett Co., Inc.	10,683
1,569	Interpublic Group of Cos., Inc. (The)	16,302
174	John Wiley & Sons, Inc., Class A	7,917
198	Lamar Advertising Co., Class A*	4,873
466	Liberty Global, Inc., Class A*	21,529
399	Liberty Global, Inc., Class C*	17,831
400	Liberty Media Corp. - Liberty Capital, Class A*	33,908
549	Live Nation Entertainment, Inc.*	5,133
210	Madison Square Garden Co. (The), Class A*	7,873
998	McGraw-Hill Cos., Inc. (The)	43,293
124	Meredith Corp.	3,669
87	Morningstar, Inc.	4,867
438	New York Times Co. (The), Class A*	2,913
6,176	News Corp., Class A	118,579
1,480	News Corp., Class B	28,712
939	Omnicom Group, Inc.	44,772
269	Regal Entertainment Group, Class A	3,699
82	Scholastic Corp.	2,210
294	Scripps Networks Interactive, Inc., Class A	16,102
1,086	Time Warner Cable, Inc.	81,884
3,406	Time Warner, Inc.	117,405
152	Valassis Communications, Inc.*	3,026
1,665	Viacom, Inc., Class B	79,471
5,665	Walt Disney Co. (The)	258,947
16	Washington Post Co. (The), Class B	5,581
		1,480,558
	Multiline Retail — 3.8%

223	Big Lots, Inc.*	8,195
120	Dillard’s, Inc., Class A	8,069
417	Dollar General Corp.*	20,395
405	Dollar Tree, Inc.*	41,788
377	Family Dollar Stores, Inc.	25,542
508	J.C. Penney Co., Inc.	13,325
813	Kohl’s Corp.	37,252
1,429	Macy’s, Inc.	54,373
553	Nordstrom, Inc.	26,195
381	Saks, Inc.*	3,757
157	Sears Holdings Corp.*	7,756
2,082	Target Corp.	120,569
		367,216
	Professional Services — 0.4%

165	Dun & Bradstreet Corp. (The)	11,149
162	IHS, Inc., Class A*	16,036
244	Nielsen Holdings N.V.*	6,769
		33,954
	Road & Rail — 0.2%

357	Avis Budget Group, Inc.*	5,302
99	Dollar Thrifty Automotive Group, Inc.*	8,076
805	Hertz Global Holdings, Inc.*	10,956
		24,334
	Software — 0.2%

141	FactSet Research Systems, Inc.	14,866

	Specialty Retail — 11.8%

241	Aaron’s, Inc.	6,399
293	Abercrombie & Fitch Co., Class A	9,827
247	Advance Auto Parts, Inc.	18,016
275	Aeropostale, Inc.*	5,088
665	American Eagle Outfitters, Inc.	12,841
176	Ann, Inc.*	4,733
434	Ascena Retail Group, Inc.*	8,216
112	AutoNation, Inc.*	4,034
100	AutoZone, Inc.*	38,026
821	Bed Bath & Beyond, Inc.*	59,317
971	Best Buy Co., Inc.	18,177
93	Buckle, Inc. (The)	3,640
769	CarMax, Inc.*	21,693
94	Cato Corp. (The), Class A	2,698
571	Chico’s FAS, Inc.	8,342
86	Children’s Place Retail Stores, Inc. (The)*	3,953
209	Collective Brands, Inc.*	4,445
325	Dick’s Sporting Goods, Inc.	15,113
248	Express, Inc.*	4,588
527	Foot Locker, Inc.	16,727
464	GameStop Corp., Class A	8,900
1,163	Gap, Inc. (The)	30,819
82	Genesco, Inc.*	5,453
257	GNC Holdings, Inc., Class A	9,902
77	Group 1 Automotive, Inc.	4,032
219	Guess?, Inc.	5,834
5,246	Home Depot, Inc. (The)	258,838
866	Limited Brands, Inc.	38,416
4,290	Lowe’s Cos., Inc.	114,629
175	Men’s Wearhouse, Inc. (The)	6,298
945	Office Depot, Inc.*	2,032
437	O’Reilly Automotive, Inc.*	41,860
380	PetSmart, Inc.	24,487
373	Pier 1 Imports, Inc.	6,080
340	RadioShack Corp.	1,578
200	Rent-A-Center, Inc.	6,734
787	Ross Stores, Inc.	49,762
526	Sally Beauty Holdings, Inc.*	13,902
296	Signet Jewelers Ltd.	12,923
2,380	Staples, Inc.	31,273
435	Tiffany & Co.	24,095
2,567	TJX Cos., Inc.	108,995
243	Tractor Supply Co.	22,198
191	Ulta Salon Cosmetics & Fragrance, Inc.	17,070
388	Urban Outfitters, Inc.*	10,852
321	Williams-Sonoma, Inc.	11,206
		1,134,041
	Total Common Stocks
	(Cost $5,828,405)	6,076,655

Principal Amount
	U.S. Government & Agency Securities (a) — 0.6%
	Federal Home Loan Bank
$50,328	0.01%, due 06/01/12	50,328
	Federal Home Loan Mortgage Corp.
9,330	0.06%, due 06/01/12	9,330
	Total U.S. Government & Agency Securities (Cost $59,658)	59,658

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.8%
$745,975	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $745,978	$745,975
	Total Repurchase Agreements (Cost $745,975)	745,975

	Total Investment Securities
	(Cost $6,634,038) — 71.6%	6,882,288
	Other assets less liabilities — 28.4%	2,730,796
	Net Assets — 100.0%	$9,613,084

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $3,630,809.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$413,595
Aggregate gross unrealized depreciation	(166,418)
Net unrealized appreciation	$247,177
Federal income tax cost of investments	$6,635,111

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$2,295,632	$502,207

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	97,086	(2,612)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	1,014,767	(37,492)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	8,092,926	1,819,188

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	896,743	75,021

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	775,778	(32,064)

		$2,324,248

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

Ultra Financials

Shares		Value
	Common Stocks (a) — 82.6%
	Capital Markets — 8.8%

14,122	Affiliated Managers Group, Inc.*	$1,455,555
62,076	Ameriprise Financial, Inc.	2,974,682
330,549	Bank of New York Mellon Corp. (The)	6,729,978
27,846	BlackRock, Inc.	4,756,097
282,497	Charles Schwab Corp. (The)	3,519,913
71,350	E*TRADE Financial Corp.*	605,761
31,613	Eaton Vance Corp.	769,460
28,610	Federated Investors, Inc., Class B	574,775
40,073	Franklin Resources, Inc.	4,279,396
114,479	Goldman Sachs Group, Inc. (The)	10,955,640
7,993	Greenhill & Co., Inc.	278,716
123,702	Invesco Ltd.	2,690,518
51,076	Janus Capital Group, Inc.	372,855
40,685	Jefferies Group, Inc.	543,552
27,207	Knight Capital Group, Inc., Class A*	341,992
35,664	Legg Mason, Inc.	907,649
364,969	Morgan Stanley	4,875,986
59,608	Northern Trust Corp.	2,573,873
30,184	Raymond James Financial, Inc.	1,031,689
40,049	SEI Investments Co.	717,278
134,974	State Street Corp.	5,562,278
14,779	Stifel Financial Corp.*	469,824
69,316	T. Rowe Price Group, Inc.	3,991,908
60,560	TD Ameritrade Holding Corp.	1,039,210
23,614	Waddell & Reed Financial, Inc., Class A	677,958
		62,696,543
	Commercial Banks — 16.1%

47,445	Associated Banc-Corp	600,654
21,398	BancorpSouth, Inc.	288,659
12,744	Bank of Hawaii Corp.	590,557
189,719	BB&T Corp.	5,733,308
7,289	BOK Financial Corp.	406,362
75,384	CapitalSource, Inc.	477,181
21,543	Cathay General Bancorp	357,183
54,875	CIT Group, Inc.*	1,876,176
13,421	City National Corp./CA	666,755
55,021	Comerica, Inc.	1,673,739
21,747	Commerce Bancshares, Inc./MO	842,479
15,873	Cullen/Frost Bankers, Inc.	903,015
40,595	East West Bancorp, Inc.	908,922
251,519	Fifth Third Bancorp	3,357,779
8,627	First Financial Bankshares, Inc.	276,582
71,685	First Horizon National Corp.	607,889
20,315	First Midwest Bancorp, Inc./IL	204,978
80,903	First Niagara Financial Group, Inc.	652,887
21,441	First Republic Bank/CA*	673,247
29,969	FirstMerit Corp.	476,507
38,155	FNB Corp./PA	405,206
54,816	Fulton Financial Corp.	555,286
19,727	Glacier Bancorp, Inc.	283,082
21,373	Hancock Holding Co.	651,663
236,247	Huntington Bancshares, Inc./OH	1,545,055
8,052	Iberiabank Corp.	390,441
15,746	International Bancshares Corp.	290,829
260,886	KeyCorp	1,956,645
34,459	M&T Bank Corp.	2,802,206
14,946	MB Financial, Inc.	303,553
34,947	National Penn Bancshares, Inc.	311,378
25,990	Old National Bancorp/IN	301,224
8,587	PacWest Bancorp	195,869
3,645	Park National Corp.	235,212
144,328	PNC Financial Services Group, Inc.	8,864,626
28,059	Popular, Inc.*	428,459
17,827	PrivateBancorp, Inc.	262,592
12,831	Prosperity Bancshares, Inc.	548,140
386,533	Regions Financial Corp.	2,431,293
12,669	Signature Bank/NY*	778,003
146,976	SunTrust Banks, Inc.	3,368,690
50,678	Susquehanna Bancshares, Inc.	488,029
11,856	SVB Financial Group*	707,329
200,330	Synovus Financial Corp.	382,630
41,380	TCF Financial Corp.	487,870
15,642	Trustmark Corp.	381,978
524,568	U.S. Bancorp	16,319,311
9,552	UMB Financial Corp.	465,851
30,775	Umpqua Holdings Corp.	394,843
13,771	United Bankshares, Inc./WV	352,813
53,785	Valley National Bancorp	601,859
20,304	Webster Financial Corp.	411,562
1,367,191	Wells Fargo & Co.	43,818,472
7,825	Westamerica Bancorp.	349,856
9,751	Wintrust Financial Corp.	331,632
50,149	Zions Bancorp.	954,335
		114,932,681
	Consumer Finance — 4.3%

282,433	American Express Co.	15,768,234
150,790	Capital One Financial Corp.	7,746,082
8,102	Cash America International, Inc.	360,377
145,415	Discover Financial Services	4,814,691
12,004	EZCORP, Inc., Class A*	283,294
139,579	SLM Corp.	1,949,919
		30,922,597
	Diversified Financial Services — 12.5%

2,766,976	Bank of America Corp.	20,337,274
24,727	CBOE Holdings, Inc.	624,357
795,093	Citigroup, Inc.	21,077,915
17,519	CME Group, Inc.	4,512,369
19,934	IntercontinentalExchange, Inc.*	2,440,918
1,042,506	JPMorgan Chase & Co.	34,559,074
53,035	Moody’s Corp.	1,940,551
32,943	MSCI, Inc.*	1,113,803
38,198	NASDAQ OMX Group, Inc. (The)*	835,772
71,882	NYSE Euronext	1,747,451
		89,189,484
	Insurance — 17.5%

92,910	ACE Ltd.	6,720,181
129,297	Aflac, Inc.	5,182,224
4,407	Alleghany Corp.*	1,449,903
10,436	Allied World Assurance Co. Holdings AG	802,528
130,443	Allstate Corp. (The)	4,427,235
23,840	American Financial Group, Inc./OH	927,138
119,233	American International Group, Inc.*	3,479,219
3,930	American National Insurance Co.	268,498
88,702	Aon plc	4,124,643
36,362	Arch Capital Group Ltd.*	1,390,119
8,519	Argo Group International Holdings Ltd.	238,362
30,772	Arthur J. Gallagher & Co.	1,069,019
19,424	Aspen Insurance Holdings Ltd.	548,922
25,271	Assurant, Inc.	843,546

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
45,653	Assured Guaranty Ltd.	$545,097
35,510	Axis Capital Holdings Ltd.	1,168,279
267,713	Berkshire Hathaway, Inc., Class B*	21,245,704
31,881	Brown & Brown, Inc.	816,154
76,292	Chubb Corp. (The)	5,498,364
41,671	Cincinnati Financial Corp.	1,503,490
60,066	CNO Financial Group, Inc.*	412,053
11,115	Endurance Specialty Holdings Ltd.	434,152
7,453	Erie Indemnity Co., Class A	535,647
12,232	Everest Re Group Ltd.	1,249,132
60,136	Fidelity National Financial, Inc., Class A	1,132,962
28,904	First American Financial Corp.	455,527
134,037	Genworth Financial, Inc., Class A*	702,354
12,464	Hanover Insurance Group, Inc. (The)	486,221
121,844	Hartford Financial Services Group, Inc.	2,049,416
29,223	HCC Insurance Holdings, Inc.	913,511
10,953	Horace Mann Educators Corp.	187,406
12,137	Kemper Corp.	355,493
82,767	Lincoln National Corp.	1,710,794
94,659	Loews Corp.	3,681,288
2,659	Markel Corp.*	1,165,945
148,611	Marsh & McLennan Cos., Inc.	4,752,580
42,002	MBIA, Inc.*	376,758
7,221	Mercury General Corp.	314,836
225,807	MetLife, Inc.	6,595,822
16,896	Montpelier Re Holdings Ltd.	352,788
66,864	Old Republic International Corp.	659,948
18,529	PartnerRe Ltd.	1,313,150
10,225	Platinum Underwriters Holdings Ltd.	371,167
78,815	Principal Financial Group, Inc.	1,935,696
8,011	ProAssurance Corp.	706,090
156,866	Progressive Corp. (The)	3,408,698
22,717	Protective Life Corp.	598,820
132,614	Prudential Financial, Inc.	6,159,920
20,249	Reinsurance Group of America, Inc.	1,015,892
14,196	RenaissanceRe Holdings Ltd.	1,094,086
4,812	RLI Corp.	320,672
14,820	Selective Insurance Group, Inc.	250,458
12,222	StanCorp Financial Group, Inc.	425,448
27,973	Torchmark Corp.	1,305,220
9,879	Tower Group, Inc.	193,925
107,841	Travelers Cos., Inc. (The)	6,738,984
80,220	Unum Group	1,600,389
19,418	Validus Holdings Ltd.	609,337
30,845	W. R. Berkley Corp.	1,181,980
1,531	White Mountains Insurance Group Ltd.	788,496
47,019	Willis Group Holdings plc	1,658,360
87,938	XL Group plc	1,795,694
		124,245,740
	IT Services — 4.4%

29,029	Mastercard, Inc., Class A	11,800,579
143,556	Visa, Inc., Class A	16,537,651
169,870	Western Union Co. (The)	2,785,868
		31,124,098
	Professional Services — 0.2%

33,221	Equifax, Inc.	1,500,592

	Real Estate Investment Trusts — 17.3%

16,993	Alexandria Real Estate Equities, Inc.	1,163,341
19,078	American Campus Communities, Inc.	837,524
60,529	American Capital Agency Corp.	1,977,482
107,832	American Tower Corp.	6,996,140
265,873	Annaly Capital Management, Inc.	4,418,809
33,145	Apartment Investment & Management Co., Class A	897,235
26,087	AvalonBay Communities, Inc.	3,645,658
42,088	BioMed Realty Trust, Inc.	759,688
39,943	Boston Properties, Inc.	4,111,333
36,890	Brandywine Realty Trust	414,275
20,507	BRE Properties, Inc.	1,009,560
21,621	Camden Property Trust	1,407,743
38,612	CBL & Associates Properties, Inc.	674,166
281,808	Chimera Investment Corp.	789,062
23,924	Colonial Properties Trust	507,428
22,950	CommonWealth REIT	405,068
19,726	Corporate Office Properties Trust	434,169
67,402	DCT Industrial Trust, Inc.	392,280
66,016	DDR Corp.	916,962
46,175	DiamondRock Hospitality Co.	458,980
28,799	Digital Realty Trust, Inc.	2,038,105
35,013	Douglas Emmett, Inc.	749,278
69,174	Duke Realty Corp.	957,368
17,134	DuPont Fabros Technology, Inc.	436,746
7,390	EastGroup Properties, Inc.	366,322
12,753	Entertainment Properties Trust	526,316
11,328	Equity Lifestyle Properties, Inc.	746,062
80,805	Equity Residential	4,937,186
9,277	Essex Property Trust, Inc.	1,395,817
25,861	Extra Space Storage, Inc.	733,418
17,467	Federal Realty Investment Trust	1,716,657
20,192	Franklin Street Properties Corp.	197,074
105,548	General Growth Properties, Inc.	1,767,929
25,423	Hatteras Financial Corp.	725,827
111,400	HCP, Inc.	4,549,576
57,695	Health Care REIT, Inc.	3,200,342
21,354	Healthcare Realty Trust, Inc.	467,226
19,859	Highwoods Properties, Inc.	640,651
13,244	Home Properties, Inc.	793,845
33,853	Hospitality Properties Trust	795,884
193,739	Host Hotels & Resorts, Inc.	2,956,457
31,659	Invesco Mortgage Capital, Inc.	574,294
18,405	Kilroy Realty Corp.	844,974
111,519	Kimco Realty Corp.	2,001,766
23,344	LaSalle Hotel Properties	643,828
37,259	Lexington Realty Trust	309,622
31,424	Liberty Property Trust	1,089,470
36,193	Macerich Co. (The)	2,064,811
23,853	Mack-Cali Realty Corp.	649,756
97,723	MFA Financial, Inc.	744,649
10,188	Mid-America Apartment Communities, Inc.	686,569
26,294	National Retail Properties, Inc.	696,528
28,281	Omega Healthcare Investors, Inc.	597,012
47,368	Piedmont Office Realty Trust, Inc., Class A	782,046
44,666	Plum Creek Timber Co., Inc.	1,630,309
14,603	Post Properties, Inc.	706,931
10,960	Potlatch Corp.	314,114
125,929	Prologis, Inc.	4,027,209
38,689	Public Storage	5,163,821
33,375	Rayonier, Inc.	1,434,124

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
36,545	Realty Income Corp.	$1,400,770
19,388	Redwood Trust, Inc.	234,789
24,670	Regency Centers Corp.	1,080,793
44,625	Senior Housing Properties Trust	921,506
80,336	Simon Property Group, Inc.	11,851,167
23,448	SL Green Realty Corp.	1,758,834
31,169	Starwood Property Trust, Inc.	624,627
32,292	Sunstone Hotel Investors, Inc.*	323,243
23,570	Tanger Factory Outlet Centers	730,906
15,881	Taubman Centers, Inc.	1,159,313
58,771	Two Harbors Investment Corp.	607,692
60,106	UDR, Inc.	1,556,745
78,992	Ventas, Inc.	4,646,309
50,549	Vornado Realty Trust	4,140,974
18,084	Washington Real Estate Investment Trust	508,884
33,152	Weingarten Realty Investors	848,028
146,476	Weyerhaeuser Co.	2,916,337
		123,187,739
	Real Estate Management & Development — 0.7%

71,072	Brookfield Office Properties, Inc.	1,189,745
80,673	CBRE Group, Inc., Class A*	1,327,071
36,692	Forest City Enterprises, Inc., Class A*	491,306
6,935	Howard Hughes Corp. (The)*	415,198
11,916	Jones Lang LaSalle, Inc.	863,910
25,161	St. Joe Co. (The)*	401,821
		4,689,051
	Thrifts & Mortgage Finance — 0.8%

24,576	Astoria Financial Corp.	220,938
46,033	Capitol Federal Financial, Inc.	536,284
133,843	Hudson City Bancorp, Inc.	829,827
119,470	New York Community Bancorp, Inc.	1,475,454
29,484	Ocwen Financial Corp.*	472,629
98,944	People’s United Financial, Inc.	1,150,719
15,536	Provident Financial Services, Inc.	216,727
25,505	TFS Financial Corp.*	238,982
29,483	Washington Federal, Inc.	483,816
		5,625,376
	Total Common Stocks
	(Cost $627,758,171)	588,113,901

Principal Amount
	U.S. Government & Agency Securities (a) — 6.6%
	Federal Home Loan Bank
$8,983,165	0.01%, due 06/01/12	8,983,165
	Federal Home Loan Mortgage Corp.
1,665,294	0.06%, due 06/01/12	1,665,294
	U.S. Treasury Bills
1,000,000	0.00%, due 06/28/12	999,959
35,000,000	0.00%, due 09/27/12	34,987,094
	Total U.S. Government & Agency Securities (Cost $46,635,512)	46,635,512

	Repurchase Agreements (a)(b) — 10.1%
71,796,708	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $71,797,078	71,796,708
	Total Repurchase Agreements (Cost $71,796,708)	71,796,708

	Total Investment Securities
	(Cost $746,190,391) — 99.3%	706,546,121
	Other assets less liabilities — 0.7%	5,150,164
	Net Assets — 100.0%	$711,696,285

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $254,951,537.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,918,837
Aggregate gross unrealized depreciation	(126,170,925)
Net unrealized depreciation	$(47,252,088)
Federal income tax cost of investments	$753,798,209

See accompanying notes to the financial statements.

Swap Agreements

Ultra Financials had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$132,509,796	$(4,093,225)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	62,426,973	(5,580,805)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	46,078,722	(6,905,134)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	41,059,176	(4,508,458)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	342,676,307	(5,764,719)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	159,500,896	8,551,048

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	51,312,528	(4,534,080)

		$(22,835,373)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

Ultra Industrials

Shares		Value
	Common Stocks (a) — 77.1%
	Aerospace & Defense — 13.9%

363	AAR Corp.	$4,374
298	Alliant Techsystems, Inc.	14,587
863	BE Aerospace, Inc.*	37,385
5,939	Boeing Co. (The)	413,414
206	Ceradyne, Inc.	5,189
418	Curtiss-Wright Corp.	12,703
273	Esterline Technologies Corp.*	17,633
1,663	Exelis, Inc.	16,630
2,671	General Dynamics Corp.	170,971
1,119	Goodrich Corp.	140,737
883	Hexcel Corp.*	21,527
6,404	Honeywell International, Inc.	356,447
410	Huntington Ingalls Industries, Inc.*	15,080
896	L-3 Communications Holdings, Inc.	61,098
2,312	Lockheed Martin Corp.	191,434
376	Moog, Inc., Class A*	14,295
2,184	Northrop Grumman Corp.	128,310
524	Orbital Sciences Corp.*	5,864
1,291	Precision Castparts Corp.	214,577
3,106	Raytheon Co.	156,294
1,313	Rockwell Collins, Inc.	66,136
1,055	Spirit Aerosystems Holdings, Inc., Class A*	24,339
329	Teledyne Technologies, Inc.*	19,602
2,478	Textron, Inc.	58,555
413	TransDigm Group, Inc.*	50,799
348	Triumph Group, Inc.	20,824
7,095	United Technologies Corp.	525,810
		2,764,614
	Air Freight & Logistics — 4.6%

1,473	C.H. Robinson Worldwide, Inc.	85,817
1,913	Expeditors International of Washington, Inc.	73,172
2,639	FedEx Corp.	235,240
256	Forward Air Corp.	8,123
334	Hub Group, Inc., Class A*	11,677
6,486	United Parcel Service, Inc., Class B	486,061
912	UTi Worldwide, Inc.	14,264
		914,354
	Building Products — 0.8%

356	A. O. Smith Corp.	16,433
1,379	Fortune Brands Home & Security, Inc.*	31,193
437	Lennox International, Inc.	18,743
3,225	Masco Corp.	40,861
1,020	Owens Corning*	31,477
330	Quanex Building Products Corp.	5,448
360	Simpson Manufacturing Co., Inc.	10,004
595	USG Corp.*	9,175
		163,334
	Chemicals — 1.5%

2,430	Ecolab, Inc.	153,600
784	Sherwin-Williams Co. (The)	101,638
780	Valspar Corp.	37,604
		292,842
	Commercial Services & Supplies — 2.7%

398	ABM Industries, Inc.	8,545
1	ACCO Brands Corp.*	9
421	Brink’s Co. (The)	9,586
1,005	Cintas Corp.	37,085
417	Clean Harbors, Inc.*	25,883
893	Corrections Corp. of America*	23,281
1,040	Covanta Holding Corp.	16,266
460	Deluxe Corp.	10,635
168	G&K Services, Inc., Class A	4,902
562	Geo Group, Inc. (The)*	12,229
1,520	Iron Mountain, Inc.	43,092
289	Mine Safety Appliances Co.	11,872
1,685	R.R. Donnelley & Sons Co.	18,131
2,726	Republic Services, Inc.	71,857
764	Stericycle, Inc.*	66,667
559	Tetra Tech, Inc.*	13,969
383	United Stationers, Inc.	9,671
1,106	Waste Connections, Inc.	34,231
3,594	Waste Management, Inc.	116,589
		534,500
	Construction & Engineering — 1.5%

917	AECOM Technology Corp.*	14,938
352	Aegion Corp.*	5,551
595	EMCOR Group, Inc.	16,273
1,523	Fluor Corp.	71,398
1,049	Foster Wheeler AG*	18,767
308	Granite Construction, Inc.	7,059
1,145	Jacobs Engineering Group, Inc.*	40,671
1,336	KBR, Inc.	34,028
1,862	Quanta Services, Inc.*	42,044
585	Shaw Group, Inc. (The)*	14,859
714	URS Corp.	25,825
		291,413
	Construction Materials — 0.4%

403	Eagle Materials, Inc.	12,936
407	Martin Marietta Materials, Inc.	27,460
212	Texas Industries, Inc.	6,784
1,047	Vulcan Materials Co.	36,279
		83,459
	Containers & Packaging — 1.6%

551	Aptargroup, Inc.	27,919
1,468	Ball Corp.	58,676
928	Bemis Co., Inc.	28,174
1,356	Crown Holdings, Inc.*	46,226
221	Greif, Inc., Class A	9,667
1,481	Owens-Illinois, Inc.*	28,939
893	Packaging Corp. of America	23,959
639	Rock-Tenn Co., Class A	32,966
1,720	Sealed Air Corp.	26,918
419	Silgan Holdings, Inc.	17,514
900	Sonoco Products Co.	27,693
		328,651
	Diversified Consumer Services — 0.1%

276	Coinstar, Inc.*	16,955

	Diversified Financial Services — 0.0%‡

505	PHH Corp.*	8,368

	Electrical Equipment — 4.2%

378	Acuity Brands, Inc.	20,601
1,443	AMETEK, Inc.	73,175
1,048	Babcock & Wilcox Co. (The)*	25,833
426	Belden, Inc.	13,313
442	Brady Corp., Class A	12,129
1,419	Cooper Industries plc	100,040
6,599	Emerson Electric Co.	308,635

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
428	EnerSys*	$14,115
466	General Cable Corp.*	13,262
1,175	GrafTech International Ltd.*	12,537
473	Hubbell, Inc., Class B	37,329
373	Regal-Beloit Corp.	22,488
1,285	Rockwell Automation, Inc.	93,175
861	Roper Industries, Inc.	87,150
		833,782
	Electronic Equipment, Instruments & Components — 3.0%

1,487	Amphenol Corp., Class A	79,093
258	Anixter International, Inc.	14,838
1,003	Arrow Electronics, Inc.*	34,012
1,302	Avnet, Inc.*	39,698
461	AVX Corp.	5,016
518	Benchmark Electronics, Inc.*	7,014
345	Cognex Corp.	12,072
337	FEI Co.*	15,424
6,166	Flextronics International Ltd.*	39,586
1,400	FLIR Systems, Inc.	29,862
290	IPG Photonics Corp.*	12,412
364	Itron, Inc.*	13,042
1,728	Jabil Circuit, Inc.	33,057
206	Littelfuse, Inc.	11,853
578	Molex, Inc.	13,334
715	Molex, Inc., Class A	14,114
835	National Instruments Corp.	21,743
311	Plexus Corp.*	8,708
3,822	TE Connectivity Ltd.	120,087
1,099	Trimble Navigation Ltd.*	51,834
360	Universal Display Corp.*	10,134
1,290	Vishay Intertechnology, Inc.*	13,700
		600,633
	Industrial Conglomerates — 14.1%

5,768	3M Co.	486,877
548	Carlisle Cos., Inc.	28,485
5,107	Danaher Corp.	265,411
94,750	General Electric Co.	1,808,777
4,143	Tyco International Ltd.	220,242
		2,809,792
	Internet Software & Services — 0.2%

227	CoStar Group, Inc.*	16,773
1,105	Monster Worldwide, Inc.*	9,503
345	Vistaprint N.V.*	11,689
		37,965
	IT Services — 5.5%

5,749	Accenture plc, Class A	328,268
448	Alliance Data Systems Corp.*	56,448
4,420	Automatic Data Processing, Inc.	230,503
1,107	Broadridge Financial Solutions, Inc.	22,395
942	Convergys Corp.*	13,141
955	CoreLogic, Inc.*	16,225
437	Euronet Worldwide, Inc.*	7,862
2,289	Fidelity National Information Services, Inc.	75,033
1,270	Fiserv, Inc.*	85,636
947	Genpact Ltd.*	14,764
703	Global Payments, Inc.	29,863
773	Jack Henry & Associates, Inc.	25,517
757	Lender Processing Services, Inc.	17,472
209	Mantech International Corp., Class A	4,556
586	NeuStar, Inc., Class A*	18,857
2,908	Paychex, Inc.	87,153
1,807	Total System Services, Inc.	42,049
347	Wright Express Corp.*	19,453
		1,095,195
	Life Sciences Tools & Services — 1.0%

3,097	Agilent Technologies, Inc.	125,924
286	Mettler-Toledo International, Inc.*	44,650
1,020	PerkinElmer, Inc.	27,132
		197,706
	Machinery — 12.7%

616	Actuant Corp., Class A	16,121
866	AGCO Corp.*	34,822
166	Astec Industries, Inc.*	4,557
5,250	Caterpillar, Inc.	460,005
452	CLARCOR, Inc.	22,058
455	Crane Co.	17,240
1,563	Cummins, Inc.	151,533
3,606	Deere & Co.	266,375
1,240	Donaldson Co., Inc.	44,355
1,669	Dover Corp.	94,399
2,999	Eaton Corp.	127,937
237	ESCO Technologies, Inc.	8,271
501	Flowserve Corp.	51,493
454	Gardner Denver, Inc.	24,552
546	Graco, Inc.	26,301
721	Harsco Corp.	14,492
746	IDEX Corp.	29,639
3,725	Illinois Tool Works, Inc.	209,159
2,802	Ingersoll-Rand plc	115,751
832	ITT Corp.	17,081
961	Joy Global, Inc.	53,681
290	Kaydon Corp.	6,470
713	Kennametal, Inc.	24,784
757	Lincoln Electric Holdings, Inc.	36,018
1,178	Manitowoc Co., Inc. (The)	12,251
844	Meritor, Inc.*	4,566
339	Mueller Industries, Inc.	14,401
620	Navistar International Corp.*	17,323
532	Nordson Corp.	28,520
812	Oshkosh Corp.*	16,622
3,215	PACCAR, Inc.	120,787
1,037	Pall Corp.	57,719
1,357	Parker Hannifin Corp.	110,921
882	Pentair, Inc.	35,950
343	Robbins & Myers, Inc.	15,637
457	SPX Corp.	32,826
983	Terex Corp.*	16,347
706	Timken Co.	33,676
266	Toro Co. (The)	19,820
714	Trinity Industries, Inc.	17,636
203	Valmont Industries, Inc.	23,243
431	Westinghouse Air Brake Technologies Corp.	31,295
522	Woodward, Inc.	19,685
1,663	Xylem, Inc.	42,124
		2,528,443
	Marine — 0.2%

371	Alexander & Baldwin, Inc.	18,929
499	Kirby Corp.*	26,337
		45,266
	Metals & Mining — 0.0%‡

217	Schnitzer Steel Industries, Inc., Class A	5,659

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Multi-Utilities — 0.2%

1,559	MDU Resources Group, Inc.	$35,031

	Office Electronics — 0.1%

466	Zebra Technologies Corp., Class A*	15,597

	Oil, Gas & Consumable Fuels — 0.2%

361	Teekay Corp.	9,725
635	World Fuel Services Corp.	23,813
		33,538
	Paper & Forest Products — 0.3%

1,223	Louisiana-Pacific Corp.*	11,521
1,532	MeadWestvaco Corp.	42,130
		53,651
	Professional Services — 1.0%

385	Acacia Research Corp.*	13,386
299	Corporate Executive Board Co. (The)	10,866
373	FTI Consulting, Inc.*	11,775
735	Manpower, Inc.	26,423
387	Resources Connection, Inc.	4,644
1,283	Robert Half International, Inc.	36,463
526	Towers Watson & Co., Class A	31,697
360	TrueBlue, Inc.*	5,382
1,233	Verisk Analytics, Inc., Class A*	59,061
		199,697
	Road & Rail — 5.6%

494	Con-way, Inc.	17,463
9,423	CSX Corp.	196,846
360	Genesee & Wyoming, Inc., Class A*	18,040
478	Heartland Express, Inc.	6,807
870	J.B. Hunt Transport Services, Inc.	49,703
985	Kansas City Southern	64,990
509	Knight Transportation, Inc.	8,531
421	Landstar System, Inc.	22,187
2,963	Norfolk Southern Corp.	194,136
490	Old Dominion Freight Line, Inc.*	21,344
459	Ryder System, Inc.	19,833
4,336	Union Pacific Corp.	483,030
464	Werner Enterprises, Inc.	11,294
		1,114,204
	Semiconductors & Semiconductor Equipment — 0.0%‡

347	Veeco Instruments, Inc.*	12,034

	Trading Companies & Distributors — 1.7%

645	Air Lease Corp.*	13,500
2,646	Fastenal Co.	117,033
418	GATX Corp.	16,005
237	Kaman Corp.	6,932
416	MSC Industrial Direct Co., Inc., Class A	29,831
720	United Rentals, Inc.*	24,876
529	W.W. Grainger, Inc.	102,441
226	Watsco, Inc.	16,636
387	WESCO International, Inc.*	23,023
		350,277
	Total Common Stocks
	(Cost $16,565,873)	15,366,960

Principal Amount
	U.S. Government & Agency Securities (a) — 2.9%
	Federal Home Loan Bank
$482,119	0.01%, due 06/01/12	$482,119
	Federal Home Loan Mortgage Corp.
89,375	0.06%, due 06/01/12	89,375
	Total U.S. Government & Agency Securities (Cost $571,494)	571,494

	Repurchase Agreements (a)(b) — 18.6%
3,699,470	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $3,699,490	3,699,470
	Total Repurchase Agreements (Cost $3,699,470)	3,699,470

	Total Investment Securities
	(Cost $20,836,837) — 98.6%	19,637,924
	Other assets less liabilities — 1.4%	283,169
	Net Assets — 100.0%	$19,921,093

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $10,312,115.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$542,460
Aggregate gross unrealized depreciation	(1,862,201)
Net unrealized depreciation	$(1,319,741)
Federal income tax cost of investments	$20,957,665

See accompanying notes to the financial statements.

Swap Agreements

Ultra Industrials had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$3,479,725	$(210,337)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	67,845	(3,149)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	3,208,206	(10,589)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	10,610,093	120,006

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	4,137,938	(147,362)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	3,032,670	(10,054)

		$(261,485)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

Credit Suisse 130/30

Shares		Value
	Common Stocks (a) — 93.6%
	Consumer Discretionary — 10.8%

672	Amazon.com, Inc.*	$143,075
6,852	AutoNation, Inc.*	246,809
4,491	Bed Bath & Beyond, Inc.*	324,475
9,443	Best Buy Co., Inc.	176,773
2,969	Coach, Inc.	200,259
20,458	Comcast Corp., Class A	591,441
1,629	DIRECTV, Class A*	72,409
5,815	Discovery Communications, Inc., Class A*	291,331
65	Ford Motor Co.	686
3,208	Fossil, Inc.*	234,697
4,223	Genuine Parts Co.	266,049
21,868	Goodyear Tire & Rubber Co. (The)*	228,521
5,885	Harman International Industries, Inc.	230,810
11,897	Home Depot, Inc. (The)	586,998
22,071	Interpublic Group of Cos., Inc. (The)	229,318
5,022	J.C. Penney Co., Inc.	131,727
6,045	Kohl’s Corp.	276,982
11,376	Leggett & Platt, Inc.	236,507
13,691	Lowe’s Cos., Inc.	365,824
6,028	Macy’s, Inc.	229,365
3,001	McDonald’s Corp.	268,109
3,483	Netflix, Inc.*	220,961
20,762	News Corp., Class A	398,630
2,858	O’Reilly Automotive, Inc.*	273,768
590	priceline.com, Inc.*	369,039
25,671	PulteGroup, Inc.*	240,281
194	Ralph Lauren Corp.	28,867
4,841	Ross Stores, Inc.	306,096
4,754	Scripps Networks Interactive, Inc., Class A	260,377
18,879	Staples, Inc.	248,070
11,064	Time Warner, Inc.	381,376
3,143	Walt Disney Co. (The)	143,667
470	Washington Post Co. (The), Class B	163,945
		8,367,242
	Consumer Staples — 10.1%

9,456	Altria Group, Inc.	304,389
10,041	Archer-Daniels-Midland Co.	320,107
2,697	Campbell Soup Co.	85,495
7,653	Coca-Cola Co. (The)	571,909
8,870	Coca-Cola Enterprises, Inc.	242,683
11,034	ConAgra Foods, Inc.	277,505
12,391	Constellation Brands, Inc., Class A*	239,022
4,807	Costco Wholesale Corp.	415,277
10,398	CVS Caremark Corp.	467,286
8,032	Hormel Foods Corp.	240,237
2,641	Kraft Foods, Inc., Class A	101,071
12,802	Kroger Co. (The)	281,772
2,430	Lorillard, Inc.	300,348
4,724	McCormick & Co., Inc. (Non-Voting)	266,245
4,202	PepsiCo, Inc.	285,106
10,997	Philip Morris International, Inc.	929,356
10,056	Procter & Gamble Co. (The)	626,388
13,446	Safeway, Inc.	255,743
13,292	Tyson Foods, Inc., Class A	257,466
9,473	Walgreen Co.	289,116
10,697	Wal-Mart Stores, Inc.	704,076
3,414	Whole Foods Market, Inc.	302,515
		7,763,112
	Energy — 10.0%

4,327	Apache Corp.	352,131
14,516	Chesapeake Energy Corp.	245,320
7,046	Chevron Corp.	692,692
9,337	ConocoPhillips	487,018
15,211	Denbury Resources, Inc.*	229,990
4,000	Diamond Offshore Drilling, Inc.	232,720
3,432	EOG Resources, Inc.	340,798
25,421	Exxon Mobil Corp.	1,998,853
11,617	Halliburton Co.	349,207
4,314	Helmerich & Payne, Inc.	195,424
1	Kinder Morgan, Inc.	43
10,796	Marathon Oil Corp.	268,928
6,763	Marathon Petroleum Corp.	243,942
5,467	Murphy Oil Corp.	254,872
12,436	Nabors Industries Ltd.*	168,508
5,441	National Oilwell Varco, Inc.	363,187
1,745	Occidental Petroleum Corp.	138,326
9,983	Phillips 66*	299,790
3,365	QEP Resources, Inc.	88,567
3,035	Schlumberger Ltd.	191,964
9,735	Tesoro Corp.*	215,338
12,962	Valero Energy Corp.	273,498
2,740	Williams Cos., Inc. (The)	83,652
		7,714,768
	Financials — 14.6%

7,646	Aflac, Inc.	306,452
9,102	Allstate Corp. (The)	308,922
913	American Express Co.	50,973
10,238	American International Group, Inc.*	298,745
5,320	American Tower Corp. (REIT)	345,162
6,125	Aon plc	284,812
6,621	Assurant, Inc.	221,009
2,039	AvalonBay Communities, Inc. (REIT)	284,950
64,418	Bank of America Corp.	473,472
10,623	BB&T Corp.	321,027
2,087	Capital One Financial Corp.	107,209
18,792	Citigroup, Inc.	498,176
304	CME Group, Inc.	78,301
27,789	Genworth Financial, Inc., Class A*	145,614
314	Goldman Sachs Group, Inc. (The)	30,050
13,884	Hartford Financial Services Group, Inc.	233,529
7,470	HCP, Inc. (REIT)	305,075
5,135	Health Care REIT, Inc. (REIT)	284,838
17,785	Host Hotels & Resorts, Inc. (REIT)	271,399
355	IntercontinentalExchange, Inc.*	43,470
12,612	JPMorgan Chase & Co.	418,088
34,074	KeyCorp	255,555
7,129	Loews Corp.	277,247
9,623	Marsh & McLennan Cos., Inc.	307,744
11,418	MetLife, Inc.	333,520
9,054	NASDAQ OMX Group, Inc. (The)*	198,102
7,331	NYSE Euronext	178,217
20,586	People’s United Financial, Inc.	239,415
3,898	PNC Financial Services Group, Inc.	239,415
8,937	Prologis, Inc. (REIT)	285,805
6,736	Prudential Financial, Inc.	312,887
2,356	Public Storage (REIT)	314,455
41,674	Regions Financial Corp.	262,129
2,958	Simon Property Group, Inc. (REIT)	436,364
16,554	SLM Corp.	231,259
7,663	State Street Corp.	315,792
10,413	SunTrust Banks, Inc.	238,666
4,989	T. Rowe Price Group, Inc.	287,316
1,633	U.S. Bancorp	50,803
5,319	Ventas, Inc. (REIT)	312,864
21,073	Wells Fargo & Co.	675,390
11,033	Zions Bancorp.	209,958
		11,274,176

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Health Care — 9.5%

4,891	Abbott Laboratories	$302,215
6,658	Agilent Technologies, Inc.	270,714
3,960	Allergan, Inc.	357,390
7,580	AmerisourceBergen Corp.	280,384
448	Amgen, Inc.	31,145
506	Baxter International, Inc.	25,614
3,523	Becton, Dickinson and Co.	257,637
1,763	Bristol-Myers Squibb Co.	58,778
7,186	Cardinal Health, Inc.	297,357
5,379	Celgene Corp.*	367,117
3,657	Cerner Corp.*	285,100
7,970	Coventry Health Care, Inc.	242,288
6,557	Covidien plc	339,521
10,301	Eli Lilly & Co.	421,826
8,006	Gilead Sciences, Inc.*	399,900
3,511	Humana, Inc.	268,205
605	Intuitive Surgical, Inc.*	316,475
9,452	Johnson & Johnson	590,088
3,740	McKesson Corp.	326,427
7,219	Medtronic, Inc.	265,948
9,424	Merck & Co., Inc.	354,154
26,411	Pfizer, Inc.	577,609
6,528	St. Jude Medical, Inc.	250,806
1,248	UnitedHealth Group, Inc.	69,601
5,075	WellPoint, Inc.	342,004
		7,298,303
	Industrials — 10.1%

694	3M Co.	58,581
914	Boeing Co. (The)	63,624
4,446	C.H. Robinson Worldwide, Inc.	259,024
4,908	Caterpillar, Inc.	430,039
4,117	CSX Corp.	86,004
2,974	Cummins, Inc.	288,329
4,420	Dover Corp.	249,995
3,780	Dun & Bradstreet Corp. (The)	255,415
4,935	Eaton Corp.	210,527
6,670	Fastenal Co.	295,014
4,218	FedEx Corp.	375,993
4,846	Fluor Corp.	227,180
837	General Dynamics Corp.	53,576
38,243	General Electric Co.	730,059
3,754	L-3 Communications Holdings, Inc.	255,985
3,940	Lockheed Martin Corp.	326,232
5,029	Norfolk Southern Corp.	329,500
4,973	Northrop Grumman Corp.	292,164
7,545	PACCAR, Inc.	283,466
3,153	Parker Hannifin Corp.	257,726
13,725	Pitney Bowes, Inc.	187,209
1,653	Raytheon Co.	83,179
10,103	Republic Services, Inc.	266,315
8,755	Robert Half International, Inc.	248,817
5,377	Ryder System, Inc.	232,340
5,667	Southwest Airlines Co.	51,173
10,971	Textron, Inc.	259,245
142	Tyco International Ltd.	7,549
4,358	Union Pacific Corp.	485,481
7,640	United Parcel Service, Inc., Class B	572,542
1,468	United Technologies Corp.	108,793
		7,831,076
	Information Technology — 19.1%

7,067	Accenture plc, Class A	403,526
2,187	Adobe Systems, Inc.*	67,906
37,272	Advanced Micro Devices, Inc.*	226,614
4,213	Akamai Technologies, Inc.*	123,609
4,800	Apple, Inc.*	2,773,104
19,093	Applied Materials, Inc.	197,231
1,046	Autodesk, Inc.*	33,493
6,555	BMC Software, Inc.*	277,408
8,790	Broadcom Corp., Class A*	284,356
10,494	CA, Inc.	260,986
16,109	Cisco Systems, Inc.	263,060
5,237	Cognizant Technology Solutions Corp., Class A*	305,055
1,484	Computer Sciences Corp.	39,534
20,633	Dell, Inc.*	254,405
1,542	EMC Corp.*	36,777
2,268	F5 Networks, Inc.*	234,693
1,578	Google, Inc., Class A*	916,597
5,939	Harris Corp.	236,253
17,878	Hewlett-Packard Co.	405,473
31,831	Intel Corp.	822,513
4,511	International Business Machines Corp.	870,172
12,527	Jabil Circuit, Inc.	239,641
32,965	LSI Corp.*	219,217
1,064	Mastercard, Inc., Class A	432,527
15,781	Micron Technology, Inc.*	92,161
42,626	Microsoft Corp.	1,244,253
8,925	Molex, Inc.	205,900
27,793	Oracle Corp.	735,681
11,755	QUALCOMM, Inc.	673,679
16,217	Symantec Corp.*	240,660
3,856	TE Connectivity Ltd.	121,156
4,325	Visa, Inc., Class A	498,240
6,787	Western Digital Corp.*	213,044
16,327	Western Union Co. (The)	267,763
32,170	Xerox Corp.	232,267
20,814	Yahoo!, Inc.*	317,205
		14,766,159
	Materials — 3.2%

3,330	Air Products & Chemicals, Inc.	263,203
2,844	Airgas, Inc.	246,888
5,359	Alcoa, Inc.	45,820
5,509	Allegheny Technologies, Inc.	176,949
7,664	Bemis Co., Inc.	232,679
1,520	CF Industries Holdings, Inc.	259,859
5,022	Eastman Chemical Co.	233,824
5,284	Mosaic Co. (The)	251,941
7,316	Newmont Mining Corp.	345,023
6,655	Nucor Corp.	237,983
7,074	United States Steel Corp.	143,602
		2,437,771
	Telecommunication Services — 2.1%

20,922	AT&T, Inc.	714,905
8,729	CenturyLink, Inc.	342,351
71,011	Frontier Communications Corp.	265,581
7,658	Verizon Communications, Inc.	318,879
		1,641,716
	Utilities — 4.1%

8,351	American Electric Power Co., Inc.	321,597
13,495	CenterPoint Energy, Inc.	273,004
11,385	CMS Energy Corp.	265,271
1,895	Consolidated Edison, Inc.	114,382
600	DTE Energy Co.	34,098
4,438	Entergy Corp.	286,384
4,670	Integrys Energy Group, Inc.	252,647
12,560	Pepco Holdings, Inc.	239,394
5,267	Pinnacle West Capital Corp.	260,085
11,138	PPL Corp.	304,847
9,633	Public Service Enterprise Group, Inc.	300,453
14,123	TECO Energy, Inc.	245,740

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10,765	Xcel Energy, Inc.	$301,635
		3,199,537
	Total Common Stocks
	(Cost $71,910,518)	72,293,860

Principal Amount
	U.S. Government & Agency Securities (a) — 0.8%
	Federal Home Loan Bank
$532,118	0.01%, due 06/01/12	532,118
	Federal Home Loan Mortgage Corp.
98,644	0.06%, due 06/01/12	98,644
	Total U.S. Government & Agency Securities (Cost $630,762)	630,762

	Repurchase Agreements (a)(b) — 4.6%
3,578,821	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $3,578,839	3,578,821
	Total Repurchase Agreements (Cost $3,578,821)	3,578,821

	Total Investment Securities
	(Cost $76,120,101) — 99.0%	76,503,443
	Other assets less liabilities — 1.0%	790,347
	Net Assets — 100.0%	$77,293,790

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $8,985,014.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,900,007
Aggregate gross unrealized depreciation	(4,868,082)
Net unrealized appreciation	$31,925
Federal income tax cost of investments	$76,471,518

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(15,991,074)	$(22,321)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	17,533,675	584,085

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	(6,622,424)	475,587

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	9,712,022	(586,006)

		$451,345

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2012

RAFI® Long/Short

Shares		Value
	Common Stocks (a) — 90.6%
	Consumer Discretionary — 8.7%

3,086	Best Buy Co., Inc.	$57,770
2,282	Cablevision Systems Corp., Class A	26,106
523	Charter Communications, Inc., Class A*	32,792
616	Core-Mark Holding Co., Inc.	26,790
2,041	Dana Holding Corp.	27,186
6,350	Ford Motor Co.	67,056
1,681	GameStop Corp., Class A	32,242
3,361	Gannett Co., Inc.	43,895
1,451	Gap, Inc. (The)	38,452
3,112	General Motors Co.*	69,086
4,777	Goodyear Tire & Rubber Co. (The)*	49,920
961	J.C. Penney Co., Inc.	25,207
1,076	Johnson Controls, Inc.	32,431
824	Lear Corp.	32,836
1,290	Leggett & Platt, Inc.	26,819
2,266	Liberty Interactive Corp., Class A*	37,978
2,049	Lowe’s Cos., Inc.	54,749
1,217	Macy’s, Inc.	46,307
501	Mohawk Industries, Inc.*	34,118
16,408	Office Depot, Inc.*	35,277
7,232	OfficeMax, Inc.*	35,220
4,407	RadioShack Corp.	20,448
1,078	Royal Caribbean Cruises Ltd.	25,387
848	Sears Holdings Corp.*	41,891
3,518	Staples, Inc.	46,227
1,368	Target Corp.	79,221
2,681	Time Warner, Inc.	92,414
1,016	TRW Automotive Holdings Corp.*	39,187
704	Visteon Corp.*	28,160
799	Whirlpool Corp.	49,442
		1,254,614
	Consumer Staples — 8.6%

3,858	Altria Group, Inc.	124,189
2,762	Archer-Daniels-Midland Co.	88,053
2,236	Avon Products, Inc.	37,006
1,190	Bunge Ltd.	70,805
2,668	Coca-Cola Enterprises, Inc.	72,996
1,501	ConAgra Foods, Inc.	37,750
1,337	CVS Caremark Corp.	60,085
5,391	Dean Foods Co.*	84,315
1,150	Kraft Foods, Inc., Class A	44,010
4,015	Kroger Co. (The)	88,370
2,326	Pantry, Inc. (The)*	30,029
31,528	Rite Aid Corp.*	40,986
3,782	Safeway, Inc.	71,934
2,004	Smithfield Foods, Inc.*	39,419
13,046	SUPERVALU, Inc.	58,968
1,991	Sysco Corp.	55,569
2,536	Tyson Foods, Inc., Class A	49,122
2,028	Walgreen Co.	61,895
1,909	Wal-Mart Stores, Inc.	125,650
		1,241,151
	Energy — 10.4%

2,859	Chesapeake Energy Corp.	48,317
1,812	Chevron Corp.	178,138
3,627	ConocoPhillips	189,184
782	Diamond Offshore Drilling, Inc.	45,497
3,607	Exterran Holdings, Inc.*	41,625
797	Exxon Mobil Corp.	62,668
2,722	Forest Oil Corp.*	22,729
1,856	Helix Energy Solutions Group, Inc.*	31,793
1,584	Hess Corp.	69,221
5,228	Marathon Oil Corp.	130,230
3,123	Marathon Petroleum Corp.	112,647
1,156	Murphy Oil Corp.	53,893
1,813	Phillips 66*	54,444
2,883	Sunoco, Inc.	133,915
2,820	Tesoro Corp.*	62,378
6,604	Valero Energy Corp.	139,344
1,688	Western Refining, Inc.	32,646
763	World Fuel Services Corp.	28,613
3,842	WPX Energy, Inc.*	56,362
		1,493,644
	Financials — 19.2%

3,202	Allstate Corp. (The)	108,676
1,845	American International Group, Inc.*	53,837
194	American National Insurance Co.	13,254
1,090	Assurant, Inc.	36,384
47,601	Bank of America Corp.	349,867
2,231	Bank of New York Mellon Corp. (The)	45,423
1,576	BB&T Corp.	47,627
1,389	Capital One Financial Corp.	71,353
5,426	CapitalSource, Inc.	34,347
910	Cincinnati Financial Corp.	32,833
8,038	Citigroup, Inc.	213,087
6,949	CNO Financial Group, Inc.*	47,670
1,208	Comerica, Inc.	36,747
2,002	CommonWealth REIT (REIT)	35,335
3,903	E*TRADE Financial Corp.*	33,136
2,042	Fidelity National Financial, Inc., Class A	38,471
3,257	Fifth Third Bancorp	43,481
8,998	Genworth Financial, Inc., Class A*	47,150
852	Goldman Sachs Group, Inc. (The)	81,536
5,987	Hartford Financial Services Group, Inc.	100,701
6,640	Hudson City Bancorp, Inc.	41,168
2,002	Interactive Brokers Group, Inc., Class A	28,549
5,962	iStar Financial, Inc. (REIT)*	33,805
4,495	JPMorgan Chase & Co.	149,009
1,127	Kemper Corp.	33,010
6,916	KeyCorp	51,870
1,316	Legg Mason, Inc.	33,492
2,701	Lincoln National Corp.	55,830
1,134	Loews Corp.	44,101
1,323	MetLife, Inc.	38,645
5,341	Morgan Stanley	71,356
3,032	Old Republic International Corp.	29,926
3,096	PHH Corp.*	51,301
1,194	Principal Financial Group, Inc.	29,325
1,263	Protective Life Corp.	33,293
641	Prudential Financial, Inc.	29,774
16,022	Regions Financial Corp.	100,778
4,215	SunTrust Banks, Inc.	96,608
22,097	Synovus Financial Corp.	42,205
1,875	Travelers Cos., Inc. (The)	117,169
1,762	Unum Group	35,152
5,383	Weyerhaeuser Co. (REIT)	107,176
2,338	Zions Bancorp.	44,492
		2,768,949
	Health Care — 9.8%

1,295	Aetna, Inc.	52,953
2,522	AmerisourceBergen Corp.	93,289

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11,034	Boston Scientific Corp.*	$63,335
1,366	Bristol-Myers Squibb Co.	45,542
2,696	Cardinal Health, Inc.	111,560
706	Cigna Corp.	31,000
2,564	Community Health Systems, Inc.*	56,434
1,666	Coventry Health Care, Inc.	50,646
1,847	Eli Lilly & Co.	75,635
2,968	HCA Holdings, Inc.	77,138
1,349	Health Net, Inc.*	34,561
726	Humana, Inc.	55,459
3,701	Kindred Healthcare, Inc.*	30,607
818	LifePoint Hospitals, Inc.*	30,119
1,331	McKesson Corp.	116,170
928	Omnicare, Inc.	29,251
7,148	Pfizer, Inc.	156,327
8,971	Tenet Healthcare Corp.*	42,253
871	Thermo Fisher Scientific, Inc.	43,968
1,115	UnitedHealth Group, Inc.	62,184
2,168	WellPoint, Inc.	146,102
		1,404,533
	Industrials — 12.0%

550	Alliant Techsystems, Inc.	26,922
1,316	Avery Dennison Corp.	38,309
3,324	Avis Budget Group, Inc.*	49,361
6,794	Delta Air Lines, Inc.*	82,207
1,096	EMCOR Group, Inc.	29,976
3,879	Exelis, Inc.	38,790
344	FedEx Corp.	30,664
1,102	General Cable Corp.*	31,363
736	General Dynamics Corp.	47,111
10,813	General Electric Co.	206,420
1,386	Harsco Corp.	27,859
3,413	Hertz Global Holdings, Inc.*	46,451
995	Honeywell International, Inc.	55,382
1,001	Huntington Ingalls Industries, Inc.*	36,817
2,593	ITT Corp.	53,234
657	Jacobs Engineering Group, Inc.*	23,337
775	L-3 Communications Holdings, Inc.	52,847
765	Lockheed Martin Corp.	63,342
1,158	Manpower, Inc.	41,630
3,159	Masco Corp.	40,025
1,106	Navistar International Corp.*	30,902
1,399	Northrop Grumman Corp.	82,191
1,359	Oshkosh Corp.*	27,819
811	Owens Corning*	25,027
2,320	Pitney Bowes, Inc.	31,645
4,480	R.R. Donnelley & Sons Co.	48,205
1,146	Raytheon Co.	57,667
684	Ryder System, Inc.	29,556
1,183	Shaw Group, Inc. (The)*	30,048
2,702	SkyWest, Inc.	19,049
1,687	Terex Corp.*	28,055
1,454	Textron, Inc.	34,358
1,986	Tutor Perini Corp.*	22,323
2,903	United Continental Holdings, Inc.*	73,068
978	URS Corp.	35,374
6,600	US Airways Group, Inc.*	87,252
1,341	Waste Management, Inc.	43,502
		1,728,088
	Information Technology — 8.7%

2,458	AOL, Inc.*	67,423
3,302	Applied Materials, Inc.	34,110
1,315	Arrow Electronics, Inc.*	44,592
1,397	Avnet, Inc.*	42,595
1,876	Computer Sciences Corp.	49,977
3,192	CoreLogic, Inc.*	54,232
4,591	Dell, Inc.*	56,607
1,041	Fidelity National Information Services, Inc.	34,124
386	Fiserv, Inc.*	26,028
5,578	Hewlett-Packard Co.	126,509
4,180	Ingram Micro, Inc., Class A*	74,529
3,585	Intel Corp.	92,636
133	International Business Machines Corp.	25,656
1,270	Jabil Circuit, Inc.	24,295
823	Lexmark International, Inc., Class A	20,583
7,886	MEMC Electronic Materials, Inc.*	13,170
6,147	Micron Technology, Inc.*	35,898
1,758	Microsoft Corp.	51,316
1,014	Motorola Solutions, Inc.	48,753
3,312	SAIC, Inc.	36,796
2,993	Sanmina-SCI Corp.*	21,280
1,854	Symantec Corp.*	27,513
653	SYNNEX Corp.*	21,778
1,028	Tech Data Corp.*	48,943
1,162	Texas Instruments, Inc.	33,094
1,642	Unisys Corp.*	25,796
960	Western Digital Corp.*	30,134
6,992	Xerox Corp.	50,482
2,500	Yahoo!, Inc.*	38,100
		1,256,949
	Materials — 2.9%

3,708	AK Steel Holding Corp.	22,359
7,086	Alcoa, Inc.	60,585
479	Ashland, Inc.	30,622
2,211	Commercial Metals Co.	25,825
1,966	Dow Chemical Co. (The)	61,064
2,123	Huntsman Corp.	27,174
1,455	International Paper Co.	42,486
881	MeadWestvaco Corp.	24,228
1,120	Nucor Corp.	40,051
1,465	Owens-Illinois, Inc.*	28,626
1,567	Steel Dynamics, Inc.	16,516
1,725	United States Steel Corp.	35,018
		414,554
	Telecommunication Services — 5.1%

6,844	AT&T, Inc.	233,859
14,987	Frontier Communications Corp.	56,051
2,554	NII Holdings, Inc.*	29,422
60,952	Sprint Nextel Corp.*	156,647
1,914	Telephone & Data Systems, Inc.	37,993
5,406	Verizon Communications, Inc.	225,106
		739,078
	Utilities — 5.2%

5,671	AES Corp. (The)*	68,562
2,111	Ameren Corp.	68,206
774	DTE Energy Co.	43,987
32,446	Dynegy, Inc.*	15,574
1,095	Edison International	49,231
905	Entergy Corp.	58,400
3,509	Exelon Corp.	129,763
28,035	GenOn Energy, Inc.*	48,220
763	Integrys Energy Group, Inc.	41,278
5,228	NRG Energy, Inc.*	80,093
2,817	Pepco Holdings, Inc.	53,692
1,013	PG&E Corp.	44,268

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,530	Public Service Enterprise Group, Inc.	$47,721
		748,995
	Total Common Stocks
	(Cost $14,529,700)	13,050,555

Principal Amount
	U.S. Government & Agency Securities (a) — 2.3%
	Federal Home Loan Bank
$276,670	0.01%, due 06/01/12	276,670
	Federal Home Loan Mortgage Corp.
51,289	0.06%, due 06/01/12	51,289
	Total U.S. Government & Agency Securities (Cost $327,959)	327,959

	Repurchase Agreements (a)(b) — 12.8%
1,844,133	Repurchase Agreements with various counterparties, rates 0.13% - 0.21%, dated 05/31/12, due 06/01/12, total to be received $1,844,143	1,844,133
	Total Repurchase Agreements (Cost $1,844,133)	1,844,133

	Total Investment Securities
	(Cost $16,701,792) — 105.7%	15,222,647
	Liabilities in excess of other assets — (5.7%)	(814,138)
	Net Assets — 100.0%	$14,408,509

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/12, the aggregate amount held in a segregated account was $4,412,306.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$631,777
Aggregate gross unrealized depreciation	(2,532,818)
Net unrealized depreciation	$(1,901,041)
Federal income tax cost of investments	$17,123,688

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of May 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	$(14,322,994)	$(837,644)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	1,106,624	29,430

Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® U.S. Equity Long/Short Index	(263,034)	11,626

Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® U.S. Equity Long/Short Index	485,812	(26,239)

		$(822,827)

See accompanying notes to the financial statements.

(b)                                 Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b)(1)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)      Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
July 25, 2012

By:	/s/ Charles Todd
Charles Todd
Treasurer
July 25, 2012